UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080 (Address of principal executive offices)

Principal Management Corporation, Des Moines, IA 50392-2080 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	October 31, 2010
Date of reporting period:	July 31, 2010

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2010 (unaudited)

COMMON STOCKS - 0.00%	Shares Held Value (000's)			Principal
Semiconductors - 0.00%				Amount
Tower Semiconductor Ltd - Warrants (a),(b),(c)	345,803 $	69	BONDS (continued)	(000's)	Value (000's)
			Banks (continued)
TOTAL COMMON STOCKS		$ 69	Ally Financial Inc
	Principal		6.00%, 12/15/2011	$ 1,149	$ 1,163
	Amount		6.63%, 5/15/2012	588	598
BONDS - 59.26%	(000's)	Value (000's)	8.30%, 2/12/2015(e)	2,165	2,279
Advertising - 0.02%			ANZ National International Ltd
inVentiv Health Inc			3.25%, 4/2/2012(e)	460	471
10.00%, 8/15/2018(d),(e)	$ 405	$ 411	BAC Capital Trust XIII
			0.94%, 3/15/2043(f)	3,640	2,294
Aerospace & Defense - 0.23%			BAC Capital Trust XIV
Esterline Technologies Corp			5.63%, 3/15/2043(f)	250	175
7.00%, 8/1/2020(e)	290	295	Banco Mercantil del Norte SA
GenCorp Inc			4.38%, 7/19/2015(e)	831	828
9.50%, 8/15/2013	1,735	1,761	Banco Votorantim SA
L-3 Communications Corp			7.38%, 1/21/2020(e)	130	135
4.75%, 7/15/2020	2,060	2,104	BanColombia SA
Triumph Group Inc			6.13%, 7/26/2020	310	317

8.63%, 7/15/2018(e)	460	481	Bank of America Corp

	$ 4,641		5.63%, 7/1/2020	1,755	1,811
Agriculture - 0.38%			6.50%, 8/1/2016	3,300	3,674
			8.00%, 12/29/2049(f)	3,210	3,230
Altria Group Inc
9.70%, 11/10/2018	5,135	6,728	Bank of America NA
Southern States Cooperative Inc			6.00%, 10/15/2036	2,000	1,953
11.25%, 5/15/2015(e)	815	815	Barclays Bank PLC
			0.50%, 8/9/2049(f)	2,900	1,624
	$ 7,543		6.05%, 12/4/2017(e)	3,370	3,523
Airlines - 0.20%
American Airlines Pass Through Trust 2009-1A			BB&T Corp
10.38%, 7/2/2019	927	1,050	3.95%, 4/29/2016	11,320	11,745
Delta Air Lines Inc			BBVA Bancomer SA/Texas
6.72%, 1/2/2023	801	771	7.25%, 4/22/2020	242	251
UAL 2007-1 Pass Through Trust			Capital One Financial Corp
3.00%, 7/2/2014(e),(f)	444	353	5.70%, 9/15/2011	1,570	1,634
UAL 2009-1 Pass Through Trust			CIT Group Inc
10.40%, 11/1/2016(c)	531	579	7.00%, 5/1/2013	44	44
UAL 2009-2A Pass Through Trust			7.00%, 5/1/2014	66	65
9.75%, 1/15/2017(c)	676	731	7.00%, 5/1/2015	66	64
UAL Pass Through Trust Series 2000-1			7.00%, 5/1/2016	111	105
8.03%, 7/1/2011	419	620	7.00%, 5/1/2017	155	146
	$ 4,104		Citigroup Inc
			5.63%, 8/27/2012	5,150	5,399
Apparel - 0.07%			Comerica Capital Trust II
Rafaella Apparel Group Inc
11.25%, 6/15/2011	2,105	1,410	6.58%, 2/20/2037	745	685
			Discover Bank/Greenwood DE
			7.00%, 4/15/2020	8,380	8,921
Automobile Asset Backed Securities - 0.75%			8.70%, 11/18/2019	6,385	7,408
Capital Auto Receivables Asset Trust
4.68%, 10/15/2012(f)	5,258	5,381	First Union Institutional Capital I
Daimler Chrysler Auto Trust			8.04%, 12/1/2026	1,000	987
			Goldman Sachs Group Inc/The
4.71%, 9/10/2012	2,717	2,763	0.53%, 2/6/2012(f)	2,000	1,971
Ford Credit Auto Owner Trust			0.57%, 8/5/2011(f)	3,500	3,488
5.30%, 6/15/2012	3,095	3,215
5.60%, 10/15/2012	1,315	1,392	3.70%, 8/1/2015	5,820	5,861
5.69%, 11/15/2012(f)	905	964	6.00%, 6/15/2020	2,195	2,361
Hyundai Auto Receivables Trust			Halyk Savings Bank of Kazakhstan JSC
0.74%, 1/17/2012(f)	226	226	7.25%, 5/3/2017	201	189
Volkswagen Auto Loan Enhanced Trust			ICICI Bank Ltd/Bahrain
4.50%, 7/20/2012	1,174	1,190	6.63%, 10/3/2012	540	572
			Itau Unibanco Holding SA
	$ 15,131		6.20%, 4/15/2020	100	106
Automobile Manufacturers - 0.07%			JP Morgan Chase & Co
Nissan Motor Acceptance Corp			3.40%, 6/24/2015	4,275	4,390
3.25%, 1/30/2013(e)	1,280	1,315
			4.40%, 7/22/2020	13,585	13,618
			Kazkommertsbank
Automobile Parts & Equipment - 0.11%			8.50%, 4/16/2013	102	97
Goodyear Tire & Rubber Co/The			KeyBank NA
8.63%, 12/1/2011	1,135	1,181	5.45%, 3/3/2016	1,010	1,068
10.50%, 5/15/2016	860	963	Lloyds TSB Bank PLC
	$ 2,144		4.38%, 1/12/2015(e)	4,620	4,681
Banks - 8.78%			5.80%, 1/13/2020(e)	2,360	2,403
Akbank TAS			Morgan Stanley
5.13%, 7/22/2015(e)	155	155
			4.00%, 7/24/2015	2,000	1,999

See accompanying notes

1

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Banks (continued)			Chemicals (continued)
Morgan Stanley (continued)			Phibro Animal Health Corp
5.50%, 7/24/2020	$ 11,390 $	11,461	9.25%, 7/1/2018(e)	$ 500 $	509
5.63%, 9/23/2019	4,755	4,833	Reichhold Industries Inc
6.25%, 8/28/2017	1,715	1,829	9.00%, 8/15/2014(e)	1,100	995
6.63%, 4/1/2018	3,135	3,410		$ 7,747
PNC Funding Corp			Coal - 0.19%
0.61%, 1/31/2012(f)	4,625	4,587	Arch Coal Inc
3.00%, 5/19/2014	5,130	5,242	8.75%, 8/1/2016(e)	975	1,046
PNC Preferred Funding Trust III			Consol Energy Inc
8.70%, 2/28/2049(e),(f)	3,400	3,549	8.00%, 4/1/2017(e)	1,425	1,514
Rabobank Nederland NV			Drummond Co Inc
11.00%, 12/29/2049(e),(f)	1,560	1,970	9.00%, 10/15/2014(e)	830	875
Royal Bank of Scotland Group PLC			International Coal Group Inc
4.70%, 7/3/2018	218	179	9.13%, 4/1/2018	370	384
5.00%, 10/1/2014	220	219		$ 3,819
5.05%, 1/8/2015	1,215	1,194	Commercial Services - 0.17%
Santander US Debt SA Unipersonal			Great Lakes Dredge & Dock Corp
3.72%, 1/20/2015(e)	13,100	13,168	7.75%, 12/15/2013	495	501
State Bank of India/London			Hertz Corp/The
4.50%, 10/23/2014	100	102	8.88%, 1/1/2014	1,025	1,056
SunTrust Preferred Capital I			Interactive Data Corp
5.85%, 12/31/2049(f)	266	178	10.25%, 8/1/2018(e)	225	232
US Bank NA/Cincinnati OH			RSC Equipment Rental Inc/RSC Holdings III LLC
3.78%, 4/29/2020(f)	7,750	7,967	10.00%, 7/15/2017(e)	950	1,054
VTB Capital SA for VTB Bank			10.25%, 11/15/2019(e)	575	588
6.25%, 6/30/2035	100	102		$ 3,431
6.88%, 5/29/2018	370	387	Computers - 0.37%
Wachovia Bank NA			Affiliated Computer Services Inc
7.80%, 8/18/2010	385	386	5.20%, 6/1/2015	4,435	4,697
Wells Fargo & Co			Seagate HDD Cayman
0.68%, 8/20/2010(f)	640	640	6.88%, 5/1/2020(e)	555	550
7.98%, 3/29/2049(f)	2,040	2,101
			Seagate Technology HDD Holdings
Wells Fargo Bank NA			6.80%, 10/1/2016	1,370	1,387
0.65%, 5/16/2016(f)	4,615	4,242
			Seagate Technology International/Cayman Islands
Westpac Banking Corp			10.00%, 5/1/2014(e)	690	807
3.00%, 8/4/2015(d)	3,785	3,798
				$ 7,441
	$ 176,032		Credit Card Asset Backed Securities - 0.80%
Beverages - 0.77%			BA Credit Card Trust
Anheuser-Busch InBev Worldwide Inc			1.04%, 12/15/2014(f)	3,000	3,024
4.13%, 1/15/2015	365	387	Cabela's Master Credit Card Trust
5.00%, 4/15/2020(e)	6,560	7,044	4.31%, 12/16/2013(e)	3,600	3,647
5.38%, 11/15/2014(e)	3,555	3,944
			Discover Card Master Trust
5.38%, 1/15/2020	615	680	5.65%, 3/16/2020	2,525	2,942
6.88%, 11/15/2019(e)	2,135	2,561
			GE Capital Credit Card Master Note Trust
Dr Pepper Snapple Group Inc			0.52%, 3/15/2015(f)	3,160	3,046
2.35%, 12/21/2012	765	780	2.44%, 4/15/2015(f)	3,300	3,365
	$ 15,396			$ 16,024
Biotechnology - 0.05%			Distribution & Wholesale - 0.08%
Talecris Biotherapeutics Holdings Corp			McJunkin Red Man Corp
7.75%, 11/15/2016	930	1,000	9.50%, 12/15/2016(e)	540	532
			Minerva Overseas II Ltd
Building Materials - 0.23%			10.88%, 11/15/2019(e)	735	777
Cemex Finance LLC			10.88%, 11/15/2019	198	211
9.50%, 12/14/2016	179	174		$ 1,520
CRH America Inc			Diversified Financial Services - 3.53%
8.13%, 7/15/2018	1,065	1,274	Ameriprise Financial Inc
Lafarge SA			5.35%, 11/15/2010	2	2
6.15%, 7/15/2011	1,597	1,646	AngloGold Ashanti Holdings PLC
Masco Corp			5.38%, 4/15/2020	265	275
7.13%, 3/15/2020	1,560	1,589	Biz Finance PLC for Ukreximbank
	$ 4,683		8.38%, 4/27/2015	307	316
Chemicals - 0.39%			Cantor Fitzgerald LP
CF Industries Inc			6.38%, 6/26/2015(e)	2,485	2,515
6.88%, 5/1/2018	325	341	Capital One Capital VI
7.13%, 5/1/2020	1,520	1,623	8.88%, 5/15/2040	1,500	1,586
Dow Chemical Co/The			Charles Schwab Corp/The
5.90%, 2/15/2015	3,575	3,963	4.45%, 7/22/2020	4,580	4,706
Ineos Finance PLC
9.00%, 5/15/2015(e)	310	316
See accompanying notes			2

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Diversified Financial Services (continued)			Electric (continued)
Citigroup Capital XXI			CMS Energy Corp
8.30%, 12/21/2057	$ 1,665 $	1,715	6.25%, 2/1/2020	$ 3,850 $	3,834
Countrywide Financial Corp			6.55%, 7/17/2017	2,000	2,072
6.25%, 5/15/2016	1,595	1,690	Duke Energy Indiana Inc
Credit Acceptance Corp			3.75%, 7/15/2020	2,100	2,135
9.13%, 2/1/2017(e)	505	526	Dynegy Holdings Inc
Crown Castle Towers LLC			7.50%, 6/1/2015	855	682
3.21%, 8/15/2035(d),(e)	2,130	2,142	Elwood Energy LLC
4.88%, 8/15/2040(d),(e)	3,420	3,443	8.16%, 7/5/2026	1,556	1,470
E*Trade Financial Corp			Enel Finance International SA
7.38%, 9/15/2013	600	575	5.13%, 10/7/2019(e)	480	501
12.50%, 11/30/2017	775	872	Energy Future Holdings Corp
Financiera Independencia SAB de CV			9.75%, 10/15/2019	751	733
10.00%, 3/30/2015(e)	1,097	1,064	10.00%, 1/15/2020(e)	185	186
Ford Motor Credit Co LLC			Energy Future Intermediate Holding Co LLC
7.80%, 6/1/2012	1,360	1,423	9.75%, 10/15/2019	918	896
Goldman Sachs Capital I			FirstEnergy Solutions Corp
6.35%, 2/15/2034	1,000	933	6.05%, 8/15/2021	3,875	4,086
Goldman Sachs Capital II			Indiantown Cogeneration LP
5.79%, 12/29/2049(f)	2,000	1,604	9.26%, 12/15/2010	812	818
Grupo Papelero Scribe SA			Majapahit Holding BV
8.88%, 4/7/2020(e)	350	313	7.75%, 1/20/2020(e)	495	573
HSBC Finance Capital Trust IX			Mirant Americas Generation LLC
5.91%, 11/30/2035	650	569	8.50%, 10/1/2021	445	423
HSBC Finance Corp			Mirant Mid Atlantic Pass Through Trust C
5.50%, 1/19/2016	1,000	1,089	10.06%, 12/30/2028	2,762	2,996
Icahn Enterprises LP / Icahn Enterprises Finance			Nisource Finance Corp
Corp			5.25%, 9/15/2017	1,380	1,443
7.75%, 1/15/2016	1,210	1,213	6.13%, 3/1/2022	835	919
International Lease Finance Corp			6.40%, 3/15/2018	540	599
5.63%, 9/15/2010	145	145	Northern States Power Co/MN
5.65%, 6/1/2014	2,790	2,602	5.35%, 11/1/2039	745	800
8.63%, 9/15/2015(e)	970	987	NRG Energy Inc
Janus Capital Group Inc			7.25%, 2/1/2014	575	589
6.95%, 6/15/2017(f)	740	760	7.38%, 1/15/2017	620	628
Jefferies Group Inc			PacifiCorp
6.88%, 4/15/2021	2,345	2,370	5.65%, 7/15/2018	1,100	1,279
LBG Capital No.1 PLC			6.25%, 10/15/2037	225	265
8.00%, 6/15/2049(e),(f)	2,015	1,693	Reliant Energy Mid-Atlantic Power Holdings LLC
Merrill Lynch & Co Inc			9.24%, 7/2/2017	2,149	2,235
0.54%, 11/1/2011(f)	4,650	4,610	San Diego Gas & Electric Co
0.77%, 6/5/2012(f)	2,300	2,260	5.35%, 5/15/2040	2,210	2,399
OMX Timber Finance Investments I LLC			Tenaska Oklahoma
5.42%, 1/29/2020(e),(f)	11,785	11,962	6.53%, 12/30/2014(e)	271	265
ORIX Corp			United Maritime Group LLC/United Maritime
4.71%, 4/27/2015	5,865	5,967	Group Finance Corp
Pinnacle Foods Finance LLC / Pinnacle Foods			11.75%, 6/15/2015(e)	720	715
Finance Corp				$ 36,203
9.25%, 4/1/2015(e)	1,050	1,085	Electronics - 0.14%
10.63%, 4/1/2017	155	165	NXP BV / NXP Funding LLC
RSHB Capital SA for OJSC Russian Agricultural			9.50%, 10/15/2015	1,345	1,318
Bank			9.75%, 8/1/2018(e)	1,030	1,084
6.30%, 5/15/2017	265	271	Viasystems Inc
RZD Capital Ltd			12.00%, 1/15/2015(e)	370	403
5.74%, 4/3/2017	375	381		$ 2,805
SquareTwo Financial Corp			Energy - Alternate Sources - 0.06%
11.63%, 4/1/2017(e)	740	689	Headwaters Inc
Textron Financial Corp			11.38%, 11/1/2014	965	979
0.63%, 2/25/2011(f)	5,325	5,292	Power Sector Assets & Liabilities Management
TNK-BP Finance SA			Corp
7.25%, 2/2/2020(e)	659	695	7.25%, 5/27/2019	107	124
VEB Finance Ltd for Vnesheconombank			7.39%, 12/2/2024(e)	133	154
6.90%, 7/9/2020(e)	167	176		$ 1,257
	$ 70,681		Engineering & Contruction - 0.04%
Electric - 1.81%			MasTec Inc
AES Corp/The			7.63%, 2/1/2017	900	878
9.75%, 4/15/2016	1,095	1,229
Baltimore Gas & Electric Co
5.90%, 10/1/2016	1,230	1,433

See accompanying notes

3

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Entertainment - 0.38%			Healthcare - Services (continued)
CCM Merger Inc			Healthsouth Corp
8.00%, 8/1/2013(e)	$ 1,400 $	1,288	10.75%, 6/15/2016	$ 415 $	451
Choctaw Resort Development Enterprise			IASIS Healthcare LLC / IASIS Capital Corp
7.25%, 11/15/2019(e)	858	589	8.75%, 6/15/2014	955	979
Lions Gate Entertainment Inc			Multiplan Inc
10.25%, 11/1/2016(e)	770	770	10.38%, 4/15/2016(e)	1,225	1,348
Peninsula Gaming LLC			Select Medical Corp
8.38%, 8/15/2015	820	853	7.63%, 2/1/2015	1,050	1,005
10.75%, 8/15/2017	760	790	Tenet Healthcare Corp
Pinnacle Entertainment Inc			9.25%, 2/1/2015(f)	1,300	1,375
8.63%, 8/1/2017	290	303	US Oncology Inc
WMG Acquisition Corp			6.64%, 3/15/2012(f)	358	339
7.38%, 4/15/2014	1,200	1,182	9.13%, 8/15/2017	950	1,006
9.50%, 6/15/2016	405	441		$ 12,290
WMG Holdings Corp			Home Equity Asset Backed Securities - 0.81%
9.50%, 12/15/2014	1,390	1,414	Asset Backed Securities Corp Home Equity
	$ 7,630		0.43%, 7/25/2036(f)	854	808
Environmental Control - 0.39%			Bear Stearns Asset Backed Securities Trust
Republic Services Inc			0.52%, 5/25/2037(f)	3,200	1,935
5.50%, 9/15/2019(e)	5,400	5,920	Countrywide Asset-Backed Certificates
6.20%, 3/1/2040(e)	1,080	1,168	5.39%, 4/25/2036	2,541	1,498
Waste Management Inc			5.51%, 8/25/2036	2,365	1,892
5.00%, 3/15/2014	10	11	First NLC Trust
WCA Waste Corp			0.63%, 9/25/2035(f)	850	832
9.25%, 6/15/2014(a)	825	817	0.82%, 5/25/2035(f)	460	256
	$ 7,916		GSAA Trust
Finance - Mortgage Loan/Banker - 0.00%			0.47%, 4/25/2047(a),(f)	8,765	683
Fannie Mae			Indymac Residential Asset Backed Trust
6.00%, 5/15/2011(g)	75	78	0.57%, 8/25/2035(f)	5	5
			JP Morgan Mortgage Acquisition Corp
Food - 0.45%			0.48%, 8/25/2036(f)	1,850	1,320
JBS Finance II Ltd			Morgan Stanley ABS Capital I
8.25%, 1/29/2018(e)	300	302	1.20%, 12/25/2034(f)	374	93
Kraft Foods Inc			New Century Home Equity Loan Trust
5.38%, 2/10/2020	1,795	1,963	0.62%, 3/25/2035(f)	85	82
6.50%, 2/9/2040	1,225	1,411	Option One Mortgage Loan Trust
Michael Foods Inc			0.78%, 3/25/2037(a),(f)	4,325	169
9.75%, 7/15/2018(e)	1,000	1,050	1.33%, 2/25/2035(a),(f)	154	29
Safeway Inc			Residential Asset Securities Corp
3.95%, 8/15/2020(d)	4,230	4,261	0.48%, 9/25/2036(f)	7,900	6,065
	$ 8,987		Saxon Asset Securities Trust
Forest Products & Paper - 0.10%			2.02%, 3/25/2035(f)	373	137
Bio Pappel SAB de CV			Specialty Underwriting & Residential Finance
6.00%, 8/27/2016(f)	745	603	1.09%, 2/25/2035(f)	413	338
Domtar Corp				$ 16,142
10.75%, 6/1/2017	1,020	1,257	Insurance - 1.37%
Sappi Papier Holding AG			CNA Financial Corp
6.75%, 6/15/2012(e)	135	135	6.00%, 8/15/2011	1,875	1,947
	$ 1,995		Crum & Forster Holdings Corp
Healthcare - Products - 0.61%			7.75%, 5/1/2017	1,000	1,009
Angiotech Pharmaceuticals Inc			Endurance Specialty Holdings Ltd
4.29%, 12/1/2013(f)	3,070	2,329	7.00%, 7/15/2034	740	692
Boston Scientific Corp			Genworth Financial Inc
4.50%, 1/15/2015	1,955	1,975	6.15%, 11/15/2066(f)	2,650	1,915
6.00%, 1/15/2020	1,885	1,952	ING Groep NV
7.00%, 11/15/2035	850	815	5.78%, 12/29/2049	1,565	1,276
Covidien International Finance SA			Ironshore Holdings US Inc
2.80%, 6/15/2015	3,720	3,807	8.50%, 5/15/2020(e)	2,200	2,213
4.20%, 6/15/2020	1,240	1,288	Liberty Mutual Group Inc
			10.75%, 6/15/2058(e),(f)	2,215	2,425
	$ 12,166
Healthcare - Services - 0.61%			Lincoln National Corp
Alliance HealthCare Services Inc			5.65%, 8/27/2012	865	921
8.00%, 12/1/2016(e)	1,320	1,239	7.00%, 5/17/2066(f)	5,535	5,006
CIGNA Corp			Pacific Life Global Funding
			0.77%, 6/22/2011(e),(f)	2,500	2,488
5.13%, 6/15/2020	1,550	1,632
HCA Inc			Prudential Financial Inc
9.25%, 11/15/2016	450	486	5.38%, 6/21/2020	2,525	2,623
9.63%, 11/15/2016	2,250	2,430	Travelers Cos Inc/The
			6.25%, 3/15/2067(f)	3,030	2,872
See accompanying notes			4

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Insurance (continued)			Media (continued)
WR Berkley Corp			NBC Universal Inc
6.25%, 2/15/2037	$ 1,820 $	1,652	3.65%, 4/30/2015(e)	$ 90 $	94
XL Group PLC			5.15%, 4/30/2020(e)	4,890	5,198
6.50%, 12/31/2049(f)	665	505	News America Inc
	$ 27,544		6.20%, 12/15/2034	2,170	2,288
Internet - 0.25%			Nielsen Finance LLC / Nielsen Finance Co
Open Solutions Inc			10.00%, 8/1/2014	1,015	1,058
9.75%, 2/1/2015(e)	2,290	1,769	Rainbow National Services LLC
UPC Holding BV			10.38%, 9/1/2014(e)	2,190	2,278
9.88%, 4/15/2018(e)	1,775	1,855	Time Warner Inc
Zayo Group LLC/Zayo Capital Inc			3.15%, 7/15/2015	3,400	3,479
10.25%, 3/15/2017(e)	1,445	1,488	4.70%, 1/15/2021	4,315	4,453
	$ 5,112		6.10%, 7/15/2040	1,255	1,325
Iron & Steel - 0.04%				$ 57,133
Evraz Group SA			Mining - 0.61%
9.50%, 4/24/2018	268	289	Alcoa Inc
Steel Capital SA for OAO Severstal			5.90%, 2/1/2027	665	616
9.75%, 7/29/2013	100	109	6.15%, 8/15/2020(d)	2,360	2,392
United States Steel Corp			Southern Copper Corp
7.38%, 4/1/2020	445	446	5.38%, 4/16/2020	216	222
	$ 844		6.75%, 4/16/2040	266	279
Leisure Products & Services - 0.09%			Teck Resources Ltd
Royal Caribbean Cruises Ltd			9.75%, 5/15/2014	2,845	3,458
6.88%, 12/1/2013	1,400	1,425	Vale Overseas Ltd
7.25%, 6/15/2016	300	303	6.88%, 11/21/2036	654	723
	$ 1,728		Vedanta Resources PLC
			9.50%, 7/18/2018(e)	100	110
Lodging - 0.21%
Harrah's Operating Co Inc			Vulcan Materials Co
			1.79%, 12/15/2010(f)	4,325	4,335
10.00%, 12/15/2018	586	493
11.25%, 6/1/2017	130	140		$ 12,135
MGM Resorts International			Miscellaneous Manufacturing - 0.95%
8.50%, 9/15/2010	770	772	GE Capital Trust I
13.00%, 11/15/2013	745	868	6.38%, 11/15/2067	1,045	993
Wyndham Worldwide Corp			Textron Inc
7.38%, 3/1/2020	625	658	6.20%, 3/15/2015	1,720	1,886
9.88%, 5/1/2014	725	835	Trimas Corp
Wynn Las Vegas LLC / Wynn Las Vegas Capital			9.75%, 12/15/2017(e)	425	434
Corp			Tyco Electronics Group SA
7.75%, 8/15/2020(d),(e)	350	355	6.00%, 10/1/2012	1,740	1,888
	$ 4,121		7.13%, 10/1/2037	1,655	1,913
Media - 2.85%			Tyco International Finance SA
CBS Corp			3.38%, 10/15/2015	5,880	6,115
5.75%, 4/15/2020	5,405	5,926	4.13%, 10/15/2014	985	1,056
Comcast Corp			Tyco International Ltd / Tyco International Finance
5.15%, 3/1/2020	1,830	1,960	SA
6.40%, 3/1/2040	1,680	1,863	7.00%, 12/15/2019	4,000	4,857
6.45%, 3/15/2037	845	935		$ 19,142
COX Communications Inc			Mortgage Backed Securities - 14.13%
5.45%, 12/15/2014	1,095	1,229	Adjustable Rate Mortgage Trust
DIRECTV Holdings LLC			0.60%, 8/25/2036(a),(f)	4,345	776
3.55%, 3/15/2015	6,755	6,959	0.61%, 6/25/2035(f)	540	526
DirecTV Holdings LLC / DirecTV Financing Co			0.90%, 2/25/2035(f)	237	168
Inc			3.99%, 11/25/2035(f)	1,600	1,592
5.88%, 10/1/2019	7,650	8,507	Banc of America Commercial Mortgage Inc
7.63%, 5/15/2016	1,935	2,148	0.29%, 7/10/2042	189,776	1,082
Discovery Communications LLC			4.97%, 7/10/2043	1,390	486
3.70%, 6/1/2015	1,900	1,985	5.45%, 1/15/2049	3,370	3,468
6.35%, 6/1/2040	365	399	5.63%, 4/10/2049	4,535	4,715
DISH DBS Corp			5.67%, 1/15/2049(e),(f)	1,335	144
7.75%, 5/31/2015	1,475	1,542	5.69%, 4/10/2049(f)	6,185	6,245
7.88%, 9/1/2019	725	770	5.89%, 7/10/2044	2,955	3,102
Globo Comunicacao e Participacoes SA			6.18%, 2/10/2051(f)	4,610	4,939
6.25%, 12/31/2049(e),(f)	255	258	Banc of America Funding Corp
Kabel Deutschland GmbH			0.42%, 7/20/2036(f)	279	275
10.63%, 7/1/2014	2,085	2,171	0.62%, 7/20/2036(f)	5,501	2,288
Myriad International Holding BV			Banc of America Large Loan Inc
6.38%, 7/28/2017(e)	300	308	5.20%, 1/25/2017(e)	2,971	3,116
			BCRR Trust
			5.81%, 4/17/2017(e),(f)	1,700	1,751

See accompanying notes

5

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
BCRR Trust (continued)			FDIC Structured Sale Guaranteed Notes
5.86%, 12/15/2043(e)	$ 1,975	$ 1,686	(continued)
Bear Stearns Alt-A Trust			3.25%, 4/25/2038(e)	$ 2,763 $	2,820
0.61%, 7/25/2035(f)	287	70	Four Times Square Trust
Bear Stearns Mortgage Funding Trust			5.40%, 12/13/2028(e),(f)	5,075	5,384
0.54%, 7/25/2036(f)	6,998	3,508	Freddie Mac
Bella Vista Mortgage Trust			0.64%, 6/15/2018(f)	565	563
0.59%, 5/20/2045(a),(f)	689	368	0.69%, 2/15/2030(f)	381	380
Citigroup Commercial Mortgage Trust			0.69%, 5/15/2030(f)	306	306
0.52%, 10/15/2049(f)	60,401	903	0.74%, 7/15/2023(f)	4,659	4,654
5.49%, 3/17/2051(e),(f)	1,732	1,526	0.79%, 6/15/2023(f)	988	983
6.09%, 12/10/2049(f)	3,520	3,682	0.99%, 11/15/2039(f)	3,115	3,129
Commercial Mortgage Loan Trust			5.50%, 9/15/2031(f)	5,025	5,280
6.02%, 9/10/2017(f)	4,520	4,615	7.21%, 11/15/2033(f)	4,331	719
Commercial Mortgage Pass Through Certificates			GE Capital Commercial Mortgage Corp
5.82%, 12/10/2049(f)	4,905	5,207	0.20%, 5/10/2014	15,650	101
Countrywide Alternative Loan Trust			0.60%, 3/10/2040(e),(f)	13,506	54
0.55%, 5/25/2035(f)	24	13	5.61%, 4/10/2017(f)	5,750	4,004
0.61%, 6/25/2036(a),(f)	5,282	582	Ginnie Mae
0.75%, 12/25/2035(f)	3,505	911	5.00%, 10/16/2022	12,639	1,312
1.72%, 7/20/2035(f)	883	431	6.18%, 1/16/2038(f)	2,348	218
Countrywide Asset-Backed Certificates			GMAC Commercial Mortgage Securities Inc
0.60%, 1/25/2036(a),(f)	2,936	2,208	0.84%, 3/10/2038(e),(f)	6,950	38
0.61%, 11/25/2035(f)	313	290	Greenpoint Mortgage Funding Trust
Countrywide Home Loan Mortgage Pass Through			0.60%, 6/25/2045(f)	528	139
Trust			0.63%, 6/25/2045(f)	461	98
0.53%, 4/25/2046(f)	5,807	3,170	Greenwich Capital Commercial Funding Corp
Credit Suisse First Boston Mortgage Securities			5.51%, 3/10/2039	3,775	2,596
Corp			5.74%, 12/10/2049	2,795	2,833
0.25%, 5/15/2036(e),(f)	8,677	24	GS Mortgage Securities Corp II
0.32%, 11/15/2037(e),(f)	19,989	369	0.66%, 11/10/2039(e)	37,440	908
Credit Suisse Mortgage Capital Certificates			5.81%, 8/10/2045(f)	4,955	4,999
0.15%, 12/15/2039	19,776	311	GSR Mortgage Loan Trust
0.57%, 9/15/2039(e)	68,454	1,049	0.59%, 8/25/2046(a),(f)	4,254	603
5.38%, 11/15/2016(e)	650	667	0.69%, 12/25/2035(f)	513	376
5.38%, 12/15/2016(e)	3,250	2,759	Impac CMB Trust
5.42%, 2/15/2040	4,000	2,454	0.58%, 5/25/2037(a),(f)	3,578	2,824
5.47%, 8/18/2016(e)	3,700	3,345	0.76%, 4/25/2035(f)	312	126
5.66%, 5/10/2017(e)	4,000	3,453	1.33%, 10/25/2033(f)	198	125
5.70%, 7/15/2017(e)	2,980	2,469	Indymac Index Mortgage Loan Trust
5.70%, 7/15/2017(e)	6,811	7,029	0.51%, 2/25/2037(f)	3,744	2,277
5.72%, 6/15/2039(f)	1,900	1,846	0.56%, 4/25/2035(f)	531	279
6.00%, 6/15/2017(e)	3,250	3,316	0.57%, 6/25/2037(a),(f)	5,752	3,325
6.00%, 7/15/2017(e)	1,775	1,438	0.59%, 6/25/2035(f)	4,392	2,817
Developers Diversified Realty Corp			0.63%, 8/25/2035(f)	902	571
5.73%, 10/14/2014(e)	600	653	0.93%, 4/25/2034(f)	198	101
Fannie Mae			JP Morgan Chase Commercial Mortgage Securities
0.53%, 1/25/2023(f)	640	637	Corp
0.58%, 11/25/2022(f)	502	500	0.55%, 2/15/2051(f)	58,900	924
0.58%, 3/25/2035(f)	493	492	5.12%, 9/12/2037(f)	300	177
0.63%, 2/25/2018(f)	363	363	5.28%, 5/15/2047	1,797	1,841
0.63%, 2/25/2032(f)	757	756	5.31%, 1/15/2049	250	250
1.29%, 10/25/2011(f)	38,583	415	5.34%, 5/15/2047	2,326	2,387
4.50%, 8/25/2019	16,418	1,699	5.42%, 2/15/2017	4,200	4,207
5.00%, 9/25/2019	4,060	425	5.44%, 6/12/2041(f)	3,205	2,458
6.20%, 7/25/2038	3,264	419	5.44%, 5/15/2045(f)	2,725	2,474
6.25%, 7/25/2040(f)	7,311	1,182	5.62%, 5/15/2045(f)	1,350	511
6.42%, 11/25/2036(f)	7,593	1,013	5.72%, 11/15/2017	2,720	2,762
6.48%, 4/25/2039(f)	1,877	1,964	6.10%, 2/12/2051(f)	2,040	1,392
6.50%, 2/25/2047	1,639	1,819	6.20%, 2/12/2051(e),(f)	2,250	746
6.75%, 9/25/2031(f)	5,120	560	JP Morgan Mortgage Trust
6.87%, 8/25/2037(f)	5,187	722	5.94%, 6/25/2036(f)	491	464
7.17%, 3/25/2039(f)	2,228	2,319	LB-UBS Commercial Mortgage Trust
7.32%, 10/25/2017(f)	2,242	162	0.30%, 7/15/2040(e)	68,457	1,298
Fannie Mae Whole Loan			0.33%, 2/15/2040(f)	14,728	261
0.53%, 5/25/2035(a),(f)	1,336	1,324	5.42%, 1/15/2017	1,960	2,016
FDIC Structured Sale Guaranteed Notes			5.56%, 2/15/2040(f)	3,115	1,641
0.87%, 2/25/2048(e),(f)	1,789	1,795	5.86%, 7/15/2040(f)	4,650	4,649
3.00%, 9/30/2019(e)	2,426	2,469	6.15%, 4/15/2041(f)	2,300	1,567

See accompanying notes

6

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
LB-UBS Commercial Mortgage Trust (continued)			Wells Fargo Mortgage Backed Securities Trust
6.15%, 4/15/2041(f)	$ 250	$ 272	2.97%, 10/25/2035(f)	$ 1,155 $	994
6.24%, 7/17/2040(f)	1,540	465		$ 283,271
Luminent Mortgage Trust			Office & Business Equipment - 0.35%
0.52%, 5/25/2046(f)	2,055	975	Xerox Corp
Merrill Lynch Mortgage Investors Inc			4.25%, 2/15/2015	1,770	1,867
0.68%, 8/25/2036(f)	283	142	5.50%, 5/15/2012	4,035	4,295
Merrill Lynch Mortgage Trust			5.63%, 12/15/2019	810	863
5.78%, 8/12/2016	4,000	3,534		$ 7,025
Merrill Lynch/Countrywide Commercial Mortgage			Oil & Gas - 2.51%
Trust			Anadarko Petroleum Corp
0.53%, 8/12/2048(f)	40,153	928	6.20%, 3/15/2040	1,690	1,501
0.63%, 12/12/2049(f)	112,788	2,109	Cenovus Energy Inc
5.39%, 12/12/2049(e),(f)	1,700	359	5.70%, 10/15/2019	1,880	2,123
Morgan Stanley Capital I			Chaparral Energy Inc
0.59%, 6/12/2012(f)	4,997	4,512	8.50%, 12/1/2015	660	640
5.36%, 3/15/2044(f)	3,605	3,647	Chesapeake Energy Corp
5.63%, 4/12/2049(f)	825	784	7.63%, 7/15/2013	685	735
Morgan Stanley Dean Witter Capital I			9.50%, 2/15/2015	1,065	1,195
6.54%, 2/15/2031	2	2	ConocoPhillips
Morgan Stanley Reremic Trust			6.00%, 1/15/2020	1,070	1,268
3.00%, 1/17/2013(c),(e)	1,134	1,125	Continental Resources Inc/OK
5.81%, 8/12/2045(e),(f)	5,195	5,577	7.38%, 10/1/2020(e)	445	452
6.00%, 8/12/2045(e),(f)	1,500	1,280	Denbury Resources Inc
Nomura Asset Acceptance Corp			8.25%, 2/15/2020	1,049	1,120
0.68%, 2/25/2035(f)	85	69	9.75%, 3/1/2016	1,825	2,010
RBSCF Trust			Ecopetrol SA
4.66%, 4/15/2015(e)	900	899	7.63%, 7/23/2019	235	275
5.34%, 12/16/2016(c),(e),(f)	2,000	1,785	Gaz Capital SA for Gazprom
5.83%, 7/17/2014(e),(f)	900	865	7.29%, 8/16/2037(e)	1,694	1,749
Residential Accredit Loans Inc			Hilcorp Energy I LP/Hilcorp Finance Co
0.52%, 7/25/2037(a),(f)	7,687	4,244	8.00%, 2/15/2020(e)	455	469
Sequoia Mortgage Trust			KazMunaiGaz Finance Sub BV
1.05%, 2/20/2034(f)	2,161	1,556	7.00%, 5/5/2020(e)	655	706
Structured Adjustable Rate Mortgage Loan Trust			11.75%, 1/23/2015	137	173
0.52%, 7/25/2037(f)	5,530	3,113	Linn Energy LLC
1.03%, 8/25/2034(a),(f)	2,639	227	9.88%, 7/1/2018	1,490	1,639
Structured Asset Mortgage Investments Inc			Linn Energy LLC/Linn Energy Finance Corp
0.63%, 5/25/2045(f)	581	158	8.63%, 4/15/2020(e)	945	1,004
0.64%, 9/25/2045(f)	666	422	11.75%, 5/15/2017	355	410
Structured Asset Securities Corp			Lukoil International Finance BV
5.50%, 6/25/2036(f)	4,589	1,088	7.25%, 11/5/2019(e)	359	381
Wachovia Bank Commercial Mortgage Trust			Marathon Oil Corp
0.54%, 10/15/2041(e),(f)	29,346	234	6.60%, 10/1/2037	1,270	1,454
5.25%, 12/15/2043	8,670	8,687	NAK Naftogaz Ukraine
5.60%, 12/15/2043	1,960	59	9.50%, 9/30/2014	305	332
5.68%, 5/15/2046(f)	3,665	3,680	Nexen Inc
5.77%, 7/15/2016	6,755	7,250	6.40%, 5/15/2037	1,725	1,885
5.80%, 7/15/2045	3,155	2,781	Noble Holding International Ltd
5.82%, 5/15/2046(f)	2,255	1,855	3.45%, 8/1/2015	3,425	3,524
5.90%, 2/15/2051(f)	825	830	4.90%, 8/1/2020	700	732
WAMU Commercial Mortgage Securities Trust			OPTI Canada Inc
3.83%, 1/25/2035(e)	433	438	7.88%, 12/15/2014	2,180	1,886
WaMu Mortgage Pass Through Certificates			9.00%, 12/15/2012(e)	220	224
0.55%, 8/25/2046(a),(f)	1,613	552	Petrobras International Finance Co
0.56%, 4/25/2045(f)	301	240	6.88%, 1/20/2040	220	239
0.58%, 11/25/2045(f)	301	300	7.88%, 3/15/2019	334	402
0.60%, 4/25/2045(f)	301	179	Petrohawk Energy Corp
0.62%, 7/25/2045(f)	679	535	9.13%, 7/15/2013	1,525	1,590
0.64%, 1/25/2045(f)	386	297	10.50%, 8/1/2014	415	463
0.70%, 1/25/2045(f)	729	455	Petroleos de Venezuela SA
0.71%, 11/25/2045(a),(f)	1,348	1,320	5.00%, 10/28/2015	721	415
0.73%, 1/25/2045(f)	6,467	4,578	5.25%, 4/12/2017	456	276
0.86%, 1/25/2045(f)	1,868	157	5.38%, 4/12/2027	320	154
0.97%, 12/25/2027(a),(f)	3,975	3,575	5.50%, 4/12/2037	22	10
2.70%, 5/25/2035(f)	772	754	Petroleos Mexicanos
Washington Mutual Alternative Mortgage Pass-			5.50%, 1/21/2021(e)	460	473
Through Certificates			Petroleum Development Corp
0.51%, 1/25/2047(f)	4,585	357	12.00%, 2/15/2018	2,025	2,146

See accompanying notes

7

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Oil & Gas (continued)			Other Asset Backed Securities (continued)
Pioneer Natural Resources Co			Merrill Lynch Mortgage Investors Inc
7.50%, 1/15/2020	$ 1,165 $	1,254	0.56%, 7/25/2036(f)	$ 91 $	85
Quicksilver Resources Inc			MSDWCC Heloc Trust
11.75%, 1/1/2016	1,392	1,615	0.52%, 7/25/2017(f)	538	324
Range Resources Corp			Ownit Mortgage Loan Asset Backed Certificates
6.75%, 8/1/2020(d)	805	808	0.63%, 8/25/2036(f)	124	121
Shell International Finance BV			Popular ABS Mortgage Pass-Through Trust
3.10%, 6/28/2015	2,700	2,799	0.60%, 5/25/2035(f)	1,414	936
Suncor Energy Inc			Residential Asset Mortgage Products Inc
6.10%, 6/1/2018	820	950	0.60%, 7/25/2035(f)	432	411
6.85%, 6/1/2039	850	1,015	SACO I Inc
Talisman Energy Inc			0.47%, 9/25/2036(f)	793	155
6.25%, 2/1/2038	430	466		$ 44,584
Total Capital SA			Packaging & Containers - 0.06%
3.00%, 6/24/2015	1,600	1,650	Plastipak Holdings Inc
4.45%, 6/24/2020	820	869	8.50%, 12/15/2015(e)	750	769
Valero Energy Corp			10.63%, 8/15/2019(e)	310	348
6.13%, 2/1/2020	215	233		$ 1,117
6.63%, 6/15/2037	430	452	Pharmaceuticals - 0.64%
Venoco Inc			AmerisourceBergen Corp
11.50%, 10/1/2017	865	926	5.63%, 9/15/2012	200	217
XTO Energy Inc			Axcan Intermediate Holdings Inc
5.50%, 6/15/2018	750	869	9.25%, 3/1/2015	1,560	1,599
6.50%, 12/15/2018	1,925	2,370	Elan Finance PLC/Elan Finance Corp
	$ 50,331		8.75%, 10/15/2016(e)	720	718
Oil & Gas Services - 0.14%			Omnicare Inc
Cameron International Corp			6.13%, 6/1/2013	1,355	1,362
6.38%, 7/15/2018	1,670	1,797	7.75%, 6/1/2020	420	447
Weatherford International Ltd			Quintiles Transnational Corp
6.50%, 8/1/2036	1,000	995	9.50%, 12/30/2014(e)	1,090	1,115
	$ 2,792		Teva Pharmaceutical Finance II BV / Teva
Other Asset Backed Securities - 2.22%			Pharmaceutical Finance III LLC
Aircraft Certificate Owner Trust			3.00%, 6/15/2015	3,880	4,019
6.46%, 9/20/2022(c),(e)	680	618	Watson Pharmaceuticals Inc
7.00%, 9/20/2022(c),(e)	705	585	5.00%, 8/15/2014	1,980	2,153
Ameriquest Mortgage Securities Inc			6.13%, 8/15/2019	970	1,102
0.63%, 3/25/2035(f)	242	228		$ 12,732
Carrington Mortgage Loan Trust			Pipelines - 1.30%
0.61%, 12/25/2035(f)	6,172	5,605	El Paso Pipeline Partners Operating Co LLC
Chase Funding Mortgage Loan Asset-Backed			6.50%, 4/1/2020	740	783
Certificates			Enbridge Energy Partners LP
0.79%, 12/25/2033(f)	37	32	5.20%, 3/15/2020	2,465	2,589
0.93%, 7/25/2033(f)	1,942	1,728	Energy Transfer Partners LP
1.08%, 9/25/2033(f)	664	147	6.70%, 7/1/2018	1,150	1,269
CNH Equipment Trust			Enterprise Products Operating LLC
4.12%, 5/15/2012	1,584	1,592	5.20%, 9/1/2020	865	927
Countrywide Asset-Backed Certificates			6.13%, 10/15/2039	2,565	2,696
0.46%, 11/25/2037(f)	5,320	3,906	8.38%, 8/1/2066	2,775	2,827
0.49%, 2/25/2037(f)	7,775	6,177	Kinder Morgan Energy Partners LP
0.62%, 2/25/2036(f)	2,383	2,293	5.30%, 9/15/2020	1,600	1,715
0.85%, 6/25/2035(f)	2,406	2,236	MarkWest Energy Partners LP / MarkWest Energy
1.93%, 1/25/2034(f)	28	14	Finance Corp
Countrywide Home Equity Loan Trust			8.75%, 4/15/2018	1,585	1,706
0.57%, 12/15/2035(f)	877	337	Plains All American Pipeline LP / PAA Finance
First-Citizens Home Equity Loan LLC			Corp
0.55%, 9/15/2022(e),(f)	893	540	3.95%, 9/15/2015	1,690	1,730
JP Morgan Mortgage Acquisition Corp			5.75%, 1/15/2020	325	350
0.41%, 12/25/2036(f)	266	127	Regency Energy Partners LP/Regency Energy
0.41%, 3/25/2037(f)	1,151	1,083	Finance Corp
0.48%, 3/25/2037(f)	3,820	2,179	8.38%, 12/15/2013	725	759
0.50%, 4/25/2036(f)	3,941	2,890	9.38%, 6/1/2016(e)	375	409
5.45%, 11/25/2036	6,088	6,062	Rockies Express Pipeline LLC
Lehman XS Trust			3.90%, 4/15/2015(e)	2,655	2,625
1.39%, 11/25/2035(f)	2,416	1,355	5.63%, 4/15/2020(e)	3,360	3,265
Long Beach Mortgage Loan Trust			TransCanada PipeLines Ltd
0.83%, 2/25/2035(f)	1,985	1,819	3.40%, 6/1/2015	465	488
Marriott Vacation Club Owner Trust			6.10%, 6/1/2040	1,345	1,489
5.52%, 5/20/2029(e),(f)	945	999

See accompanying notes

8

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Pipelines (continued)			Retail (continued)
Williams Partners LP			Yum! Brands Inc (continued)
3.80%, 2/15/2015	$ 385 $	398	6.88%, 11/15/2037	$ 560 $	654
	$ 26,025			$ 28,166
Real Estate - 0.05%			Semiconductors - 0.11%
Regency Centers LP			Advanced Micro Devices Inc
8.45%, 9/1/2010	940	944	7.75%, 8/1/2020(d),(e)	720	727
			Freescale Semiconductor Inc
REITS - 1.30%			9.25%, 4/15/2018(e)	385	397
Boston Properties LP			Jazz Technologies Inc
5.63%, 11/15/2020	2,140	2,296	8.00%, 6/30/2015(c),(e)	1,386	1,137
Brandywine Operating Partnership LP				$ 2,261
5.63%, 12/15/2010	1,397	1,413	Software - 0.22%
CommonWealth REIT			Fidelity National Information Services Inc
1.14%, 3/16/2011(f)	1,336	1,329	7.63%, 7/15/2017(e)	145	151
Digital Realty Trust LP			7.88%, 7/15/2020(e)	120	125
4.50%, 7/15/2015(e)	3,735	3,762	First Data Corp
DuPont Fabros Technology LP			10.55%, 9/24/2015	1,449	1,112
8.50%, 12/15/2017	585	622	Oracle Corp
Entertainment Properties Trust			3.88%, 7/15/2020(e)	810	829
7.75%, 7/15/2020(e)	4,290	4,199	5.38%, 7/15/2040(e)	2,210	2,248
ERP Operating LP				$ 4,465
4.75%, 7/15/2020	3,335	3,369	Sovereign - 1.62%
iStar Financial Inc			Argentina Bonos
5.85%, 3/15/2017	1,105	779	7.00%, 10/3/2015	1,240	1,085
ProLogis			Argentina Government International Bond
5.75%, 4/1/2016	1,880	1,819	8.28%, 12/31/2033	1,562	1,211
6.88%, 3/15/2020	4,715	4,518	Banco Nacional de Desenvolvimento Economico e
Realty Income Corp			Social
5.75%, 1/15/2021	1,250	1,307	5.50%, 7/12/2020	293	305
Reckson Operating Partnership LP			6.50%, 6/10/2019	212	236
6.00%, 3/31/2016	595	579	Belgium Government Bond
	$ 25,992		3.50%, 3/28/2015	130	179
Retail - 1.41%			Brazilian Government International Bond
Bon-Ton Department Stores Inc/The			5.63%, 1/7/2041	311	324
10.25%, 3/15/2014	810	793	5.88%, 1/15/2019	1,382	1,564
CVS Caremark Corp			6.00%, 1/17/2017	435	493
3.25%, 5/18/2015	1,105	1,138	7.88%, 3/7/2015	700	843
6.13%, 9/15/2039	2,940	3,138	10.13%, 5/15/2027	294	456
CVS Pass-Through Trust			Bundesobligation
7.51%, 1/10/2032(e)	337	389	2.50%, 2/27/2015	25	34
Darden Restaurants Inc			Bundesrepublik Deutschland
6.80%, 10/15/2037(f)	4,030	4,547	4.25%, 7/4/2018	50	74
Ferrellgas LP/Ferrellgas Finance Corp			4.75%, 7/4/2028	50	78
9.13%, 10/1/2017	1,080	1,156	Canadian Government Bond
Macy's Retail Holdings Inc			2.00%, 12/1/2014	85	82
5.75%, 7/15/2014	5,145	5,286	3.75%, 6/1/2019	90	92
5.90%, 12/1/2016	735	753	Colombia Government International Bond
McDonald's Corp			6.13%, 1/18/2041	278	298
3.50%, 7/15/2020	2,190	2,199	7.38%, 3/18/2019	1,064	1,301
4.88%, 7/15/2040	925	931	11.75%, 2/25/2020	84	128
Neiman Marcus Group Inc/The			Croatia Government International Bond
10.38%, 10/15/2015	115	120	6.63%, 7/14/2020(e)	400	429
Nordstrom Inc			Democratic Socialist Republic of Sri Lanka
4.75%, 5/1/2020	2,080	2,169	7.40%, 1/22/2015	100	108
OSI Restaurant Partners Inc			Denmark Government Bond
10.00%, 6/15/2015	470	457	4.00%, 11/15/2017	160	31
Phillips-Van Heusen Corp			Egypt Government International Bond
7.38%, 5/15/2020	540	563	5.75%, 4/29/2020(e)	260	267
Sonic Automotive Inc			France Government Bond OAT
8.63%, 8/15/2013	189	193	3.75%, 4/25/2021	90	125
Suburban Propane Partners LP/Suburban Energy			French Treasury Note BTAN
Finance Corp			3.00%, 7/12/2014	263	361
7.38%, 3/15/2020	745	775	Indonesia Government International Bond
Toys R Us Property Co LLC			5.88%, 3/13/2020(e)	1,138	1,257
8.50%, 12/1/2017(e)	470	495	6.63%, 2/17/2037(e)	715	809
Wal-Mart Stores Inc			6.75%, 3/10/2014	436	488
3.63%, 7/8/2020	735	739	Italy Buoni Poliennali Del Tesoro
Yum! Brands Inc			4.25%, 3/1/2020	400	537
6.25%, 3/15/2018	1,440	1,671

See accompanying notes

9

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Sovereign (continued)			Telecommunications - 3.47%
Japan Government Ten Year Bond			America Movil SAB de CV
1.40%, 6/20/2019	$ 5,000 $	60	5.00%, 3/30/2020	$ 231 $	246
1.50%, 12/20/2017	50,000	614	5.63%, 11/15/2017	399	446
1.70%, 3/20/2017	45,000	560	6.13%, 3/30/2040(e)	270	292
Japan Government Twenty Year Bond			6.38%, 3/1/2035	236	262
1.90%, 3/20/2024	21,800	267	AT&T Inc
Mexico Government International Bond			2.50%, 8/15/2015	8,460	8,505
5.63%, 1/15/2017	140	155	6.15%, 9/15/2034	1,325	1,443
5.95%, 3/19/2019	570	644	6.50%, 9/1/2037	895	1,019
6.05%, 1/11/2040	456	495	Clearwire Communications LLC/Clearwire
6.63%, 3/3/2015	185	213	Finance Inc
Netherlands Government Bond			12.00%, 12/1/2015(e)	1,705	1,782
2.75%, 1/15/2015	80	109	Digicel Group Ltd
Panama Government International Bond			9.13%, 1/15/2015(e)	2,189	2,211
5.20%, 1/30/2020	455	487	Digicel Ltd
6.70%, 1/26/2036	192	225	12.00%, 4/1/2014(e)	905	1,027
Peruvian Government International Bond			DigitalGlobe Inc
7.13%, 3/30/2019	870	1,064	10.50%, 5/1/2014	1,480	1,615
8.75%, 11/21/2033	445	634	Global Crossing Ltd
Philippine Government International Bond			12.00%, 9/15/2015(e)	980	1,088
6.38%, 1/15/2032	329	360	Indosat Palapa Co BV
6.38%, 10/23/2034	275	303	7.38%, 7/29/2020(e)	435	455
6.50%, 1/20/2020	1,051	1,215	Intelsat Luxembourg SA
8.00%, 1/15/2016	312	381	11.25%, 2/4/2017	635	673
8.25%, 1/15/2014	172	202	11.50%, 2/4/2017	564	598
Poland Government Bond			Intelsat Subsidiary Holding Co SA
5.75%, 4/25/2014	95	32	8.88%, 1/15/2015	4,175	4,332
Russian Foreign Bond - Eurobond			iPCS Inc
3.63%, 4/29/2015(e)	500	497	2.47%, 5/1/2013(f)	560	531
5.00%, 4/29/2020(e)	903	910	Level 3 Financing Inc
7.50%, 3/31/2030(e)	1,791	2,081	9.25%, 11/1/2014	1,070	992
South Africa Government International Bond			10.00%, 2/1/2018	710	647
5.50%, 3/9/2020	350	374	MTS International Funding Ltd
6.88%, 5/27/2019	333	393	8.63%, 6/22/2020(e)	340	379
Spain Government Bond			Nextel Communications Inc
3.80%, 1/31/2017	70	92	7.38%, 8/1/2015	3,005	2,975
4.10%, 7/30/2018	50	66	SBA Tower Trust
Sweden Government Bond			4.25%, 4/15/2015(e)	2,490	2,631
3.75%, 8/12/2017	150	22	Sprint Nextel Corp
Switzerland Government Bond			6.00%, 12/1/2016	345	325
3.75%, 6/10/2015	20	22	8.38%, 8/15/2017	1,015	1,061
Turkey Government International Bond			Telecom Italia Capital SA
5.63%, 3/30/2021	385	398	0.82%, 2/1/2011(f)	845	840
6.88%, 3/17/2036	1,168	1,264	1.13%, 7/18/2011(f)	2,175	2,148
7.00%, 6/5/2020	1,383	1,590	6.38%, 11/15/2033	2,610	2,535
7.25%, 3/15/2015	935	1,076	7.00%, 6/4/2018	1,850	2,077
Ukraine Government International Bond			Telefonica Emisiones SAU
6.58%, 11/21/2016	480	481	0.67%, 2/4/2013(f)	2,075	2,007
United Kingdom Gilt			3.73%, 4/27/2015	1,425	1,461
4.50%, 3/7/2019	85	147	4.95%, 1/15/2015	2,945	3,170
5.00%, 3/7/2025	70	123	5.13%, 4/27/2020	1,510	1,586
Venezuela Government International Bond			Verizon Communications Inc
5.75%, 2/26/2016	443	303	6.25%, 4/1/2037	1,425	1,578
6.00%, 12/9/2020	966	581	6.35%, 4/1/2019	1,430	1,691
7.65%, 4/21/2025	556	338	Verizon Global Funding Corp
7.75%, 10/13/2019	106	71	7.75%, 12/1/2030	2,375	3,032
8.50%, 10/8/2014	386	315	VIP Finance Ireland Ltd for OJSC Vimpel
9.25%, 9/15/2027	175	128	Communications
	$ 32,487		9.13%, 4/30/2018(e)	558	638
Student Loan Asset Backed Securities - 0.15%			Vodafone Group PLC
SLM Student Loan Trust			0.82%, 2/27/2012(f)	4,000	3,996
1.05%, 10/25/2017(f)	3,000	3,025	0.88%, 6/15/2011(f)	1,930	1,931
			West Corp
Supranational Bank - 0.23%			9.50%, 10/15/2014	1,565	1,600
Corp Andina de Fomento			11.00%, 10/15/2016	295	312
3.75%, 1/15/2016	4,700	4,678	Wind Acquisition Finance SA
			11.75%, 7/15/2017(e)	2,490	2,646

See accompanying notes

10

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2010 (unaudited)

	Principal			Principal
	Amount		SENIOR FLOATING RATE INTERESTS -	Amount
BONDS (continued)	(000's)	Value (000's)	1.25%	(000's) Value (000's)
Telecommunications (continued)			Automobile Manufacturers - 0.13%
Wind Acquisition Holdings Finance SA			Ford, Term Loan B
12.25%, 7/15/2017(e)	$ 927	$ 867	3.35%, 12/16/2013(f)	$ 2,620 $	2,542
		$ 69,650
Transportation - 0.38%			Automobile Parts & Equipment - 0.02%
Burlington Northern Santa Fe LLC			Hayes Lemmerz Intl, Term Loan
5.75%, 5/1/2040	2,020	2,152	12.00%, 12/11/2013(f)	488	490
6.15%, 5/1/2037	750	835
CSX Corp			Chemicals - 0.11%
6.25%, 3/15/2018	3,315	3,821	Nalco Co, Term Loan B-New
Navios Maritime Holdings Inc / Navios Maritime			6.41%, 5/6/2016(f)	2,183	2,189
Finance US Inc
8.88%, 11/1/2017(e)	775	800	Diversified Financial Services - 0.08%
		$ 7,608	American General Finance Corp, Term Loan
Trucking & Leasing - 0.01%			7.25%, 4/21/2015(f)	870	860
Aircastle Ltd			Nuveen Investments Inc, Term Loan
9.75%, 8/1/2018(e)	230	232	12.50%, 7/9/2015(f)	655	713
				$ 1,573
TOTAL BONDS		$ 1,187,964	Electric - 0.11%
	Principal		Texas Competitive Electric Holdings Company,
	Amount		Term Loan B2
CONVERTIBLE BONDS - 0.18%	(000's)	Value (000's)	3.98%, 10/29/2014(f)	2,729	2,120
Aerospace & Defense - 0.02%
GenCorp Inc			Entertainment - 0.04%
4.06%, 12/31/2039(e)	400	358	CCM Merger Inc, Term Loan B
			8.50%, 7/21/2012(f)	732	719
Biotechnology - 0.09%
Amylin Pharmaceuticals Inc			Healthcare - Services - 0.23%
3.00%, 6/15/2014	2,155	1,867	HCA Inc, Term Loan A1
			1.78%, 1/22/2012(f)	1,822	1,760
Electronics - 0.07%			HCA Inc, Term Loan B1
			2.78%, 11/18/2013(f)	2,851	2,746
L-1 Identity Solutions Inc
3.75%, 5/15/2027	1,445	1,402	Multiplan Inc, Term Loan
			6.00%, 4/12/2013(f)	81	80
Retail - 0.00%				$ 4,586
Sonic Automotive Inc			Internet - 0.01%
5.00%, 10/1/2029	75	79	Open Solutions Inc, Term Loan B
			2.63%, 1/23/2014(f)	337	288
TOTAL CONVERTIBLE BONDS		$ 3,706
	Principal		Lodging - 0.08%
	Amount		Harrah's Operating Co Inc, Term Loan B1
			3.50%, 1/28/2015(f)	1,967	1,691
MUNICIPAL BONDS - 0.36%	(000's)	Value (000's)
California - 0.08%
Los Angeles Unified School District/CA			Machinery - Diversified - 0.06%
5.75%, 7/1/2034	$ 1,435	$ 1,379	Manitowoc Company Inc, Term Loan B
			8.00%, 4/14/2014(f)	1,284	1,287
San Diego County Water Authority
6.14%, 5/1/2049	190	204
		$ 1,583	Media - 0.13%
Illinois - 0.05%			Univision, 1st Lien Term Loan
			2.57%, 9/29/2014(f)	2,872	2,501
Chicago Transit Authority
6.20%, 12/1/2040	1,000	978
			Miscellaneous Manufacturing - 0.01%
Nevada - 0.10%			GenTek Holding LLC, Term Loan
			7.00%, 9/30/2014(f)	190	190
County of Clark NV
6.88%, 7/1/2042	1,970	2,012
			Oil & Gas - 0.03%
			Venoco Inc, Term Loan C
New York - 0.06%			4.38%, 5/7/2014(f)	678	611
New York City Transitional Finance Authority
5.27%, 5/1/2027	1,130	1,141
			Semiconductors - 0.10%
Washington - 0.07%			Freescale Semiconductor Inc, Term Loan
			4.60%, 12/1/2016(f)	1,547	1,421
State of Washington
Spansion Inc, Term Loan B-Exit
5.09%, 8/1/2033	1,495	1,502	7.50%, 2/9/2015(f)	599	596
TOTAL MUNICIPAL BONDS		$ 7,216		$ 2,017
			Software - 0.08%
			First Data Corp, Term Loan B1
			3.08%, 12/24/2014(f)	973	844

See accompanying notes			11

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2010 (unaudited)

	Principal			Principal
SENIOR FLOATING RATE INTERESTS	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
(continued)	(000's) Value (000's)		AGENCY OBLIGATIONS (continued)	(000's) Value (000's)
Software (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
First Data Corp, Term Loan B3			6.50%, 6/1/2031(h)	$ 2 $	3
3.08%, 9/24/2014(f)	$ 973	$ 844	6.50%, 9/1/2031(h)	15	17
		$ 1,688	6.50%, 2/1/2032(h)	17	19
Telecommunications - 0.03%			6.50%, 2/1/2032(h)	29	33
Telcordia Technologies Inc, Term Loan 1L			6.50%, 5/1/2032(h)	65	72
6.75%, 4/9/2016(f)	499	496	6.50%, 4/1/2035(h)	560	617
			6.50%, 10/1/2035(h)	285	313
TOTAL SENIOR FLOATING RATE INTERESTS		$ 24,988	7.00%, 12/1/2029(h)	22	25
	Principal		7.00%, 6/1/2030(h)	28	31
U.S. GOVERNMENT & GOVERNMENT	Amount		7.00%, 12/1/2030(h)	26	29
AGENCY OBLIGATIONS - 46.36%	(000's)	Value (000's)	7.00%, 6/1/2031(h)	1	1
Federal Home Loan Mortgage Corporation (FHLMC)	15.16%		7.00%, 9/1/2031(h)	7	8
2.74%, 1/1/2034 (f),(h) $ 283		$295	7.50%, 9/1/2030(h)	6	7
3.49%, 5/1/2037(h)	593	619	7.50%, 9/1/2030(h)	7	8
4.44%, 12/1/2035(f),(h)	122	127	7.50%, 12/1/2030(h)	1	2
4.50%, 4/1/2011(h)	1,005	1,034	7.50%, 1/1/2031(h)	38	44
4.50%, 5/1/2040(h)	6,034	6,313	7.50%, 3/1/2031(h)	11	12
4.50%, 5/1/2040(h)	7,787	8,146	7.50%, 2/1/2032(h)	21	24
4.50%, 5/1/2040(h)	11,065	11,576	8.00%, 9/1/2030(h)	124	143
4.50%, 6/1/2040(h)	3,433	3,591		$ 303,977
5.00%, 3/1/2018(h)	2,522	2,712	Federal National Mortgage Association (FNMA) - 17.85%
5.00%, 5/1/2018(h)	1,780	1,915	1.70%, 10/1/2034(f),(h)	336	344
5.00%, 10/1/2018(h)	1,175	1,264	2.50%, 3/1/2036(f),(h)	1,961	2,026
5.00%, 1/1/2019(h)	1,734	1,865	2.52%, 1/1/2033(f),(h)	309	321
5.00%, 8/1/2025(h),(i)	6,660	7,115	2.58%, 3/1/2035(f),(h)	639	666
5.00%, 10/1/2035(h)	682	729	2.63%, 4/1/2033(f),(h)	362	375
5.00%, 6/1/2037(h)	201	214	2.66%, 2/1/2036(f),(h)	69	72
5.00%, 4/1/2040(h)	21,779	23,227	2.68%, 4/1/2036(f),(h)	616	642
5.00%, 8/1/2040(h),(i)	48,950	52,147	2.85%, 12/1/2032(f),(h)	251	261
5.03%, 7/1/2034(f),(h)	173	185	2.89%, 7/1/2034(f),(h)	733	762
5.48%, 8/1/2037(f),(h)	829	882	2.90%, 7/1/2033(f),(h)	2,211	2,313
5.50%, 3/1/2018(h)	329	356	3.08%, 3/1/2035(f),(h)	7,441	7,813
5.50%, 8/1/2023(h)	4,078	4,408	3.29%, 8/1/2035(f),(h)	33	34
5.50%, 6/1/2024(h)	498	539	3.30%, 9/1/2035(f),(h)	360	376
5.50%, 4/1/2033(h)	349	377	3.32%, 8/1/2035(f),(h)	413	424
5.50%, 5/1/2033(h)	628	679	4.50%, 1/1/2020(h)	1,420	1,521
5.50%, 10/1/2033(h)	460	498	4.50%, 5/1/2023(h)	13,512	14,348
5.50%, 12/1/2033(h)	2,848	3,103	4.50%, 5/1/2025(h)	7,044	7,474
5.50%, 9/1/2034(h)	1,388	1,500	4.50%, 5/1/2040(h)	3,468	3,641
5.50%, 2/1/2035(h)	3,422	3,692	4.50%, 5/1/2040(h)	11,979	12,593
5.50%, 11/1/2036(h)	3,387	3,655	4.50%, 8/1/2040(h),(i)	40,480	42,327
5.50%, 7/1/2037(h)	3,617	3,899	5.00%, 3/1/2018(h)	833	896
5.50%, 4/1/2038(h)	3,054	3,292	5.00%, 5/1/2020(h)	731	791
5.50%, 8/1/2038(h)	2,466	2,658	5.00%, 7/1/2035(h)	765	817
5.50%, 9/1/2039(h)	8,953	9,700	5.00%, 7/1/2035(h)	1,069	1,143
5.50%, 11/1/2039(h)	49,272	53,383	5.00%, 12/1/2039(h)	1,430	1,527
5.50%, 8/1/2040(h),(i)	54,850	59,058	5.00%, 1/1/2040(h)	20,723	22,134
5.84%, 2/1/2037(f),(h)	950	1,010	5.00%, 2/1/2040(h)	916	978
6.00%, 7/1/2017(h)	101	110	5.00%, 2/1/2040(h)	867	926
6.00%, 3/1/2022(h)	349	385	5.00%, 4/1/2040(h)	2,173	2,321
6.00%, 7/1/2023(h)	1,166	1,289	5.00%, 8/1/2040(h),(i)	61,750	65,802
6.00%, 6/1/2028(h)	20	22	5.39%, 10/1/2036(f),(h)	654	696
6.00%, 1/1/2029(h)	8	9	5.50%, 9/1/2017(h)	100	108
6.00%, 3/1/2031(h)	49	54	5.50%, 10/1/2017(h)	155	168
6.00%, 4/1/2031(h)	5	6	5.50%, 1/1/2018(h)	14,647	15,867
6.00%, 12/1/2031(h)	274	302	5.50%, 3/1/2018(h)	11,584	12,559
6.00%, 12/1/2032(h)	271	299	5.50%, 1/1/2019(h)	4,799	5,199
6.00%, 2/1/2033(h)	305	336	5.50%, 3/1/2020(h)	43,198	46,795
6.00%, 12/1/2033(h)	509	560	5.50%, 6/1/2020(h)	2,904	3,155
6.00%, 10/1/2036(f),(h)	2,605	2,835	5.50%, 9/1/2020(h)	2,910	3,162
6.00%, 12/1/2037(f),(h)	3,499	3,805	5.50%, 2/1/2023(h)	377	409
6.00%, 1/1/2038(f),(h)	1,012	1,101	5.50%, 6/1/2023(h)	1,494	1,619
6.00%, 1/1/2038(h)	2,521	2,742	5.50%, 7/1/2023(h)	26	28
6.00%, 7/1/2038(h)	11,515	12,518	5.50%, 7/1/2033(h)	1,073	1,161
6.50%, 6/1/2017(h)	276	300	5.50%, 9/1/2033(h)	1,306	1,414
6.50%, 3/1/2029(h)	5	6	5.50%, 8/1/2036(h)	7,571	8,180
6.50%, 3/1/2029(h)	35	39	5.50%, 2/1/2037(h)	763	823
6.50%, 5/1/2029(h)	52	58	5.50%, 7/1/2038(h)	9,230	9,956
6.50%, 4/1/2031(h)	27	30	5.90%, 12/1/2036(f),(h)	2,894	3,113
See accompanying notes			12

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			U.S. Treasury (continued)

6.00%, 10/1/2021(h)	$ 1,960 $	2,137	2.75%, 2/15/2019	$ 40	$ 40
6.00%, 2/1/2023(h)	123	135	3.13%, 1/31/2017	30,000	31,688
6.00%, 5/1/2032(h)	20	22	3.13%, 5/15/2019	635	654
6.00%, 5/1/2036(h)	819	892	3.25%, 12/31/2016	500	532
6.00%, 6/1/2037(h)	2,186	2,400	3.38%, 11/15/2019	30,000	31,275
6.00%, 9/1/2037(h)	3,789	4,122	4.00%, 8/15/2018(g)	27,650	30,711
6.00%, 12/1/2037(h)	553	602	4.38%, 5/15/2040	14,500	15,499
6.00%, 2/1/2038(f),(h)	4,343	4,722	4.50%, 2/15/2036(j)	13,500	14,802
6.00%, 3/1/2038(h)	1,759	1,912	6.00%, 2/15/2026	37,150	48,138
6.00%, 5/1/2038(h)	1,173	1,276	6.13%, 8/15/2029	25	33
6.00%, 5/1/2038(h)	1,047	1,138	6.75%, 8/15/2026	3,000	4,185
6.00%, 5/1/2038(h)	1,843	2,004			$ 219,244
6.00%, 8/1/2038(h)	2,268	2,489	TOTAL U.S. GOVERNMENT &
6.00%, 8/1/2038(h)	4,072	4,428	GOVERNMENT AGENCY OBLIGATIONS		$ 929,290
6.50%, 2/1/2011(h)	10	10		Maturity
6.50%, 3/1/2011(h)	11	11		Amount
6.50%, 7/1/2016(h)	11	12	REPURCHASE AGREEMENTS - 4.57%	(000's)	Value (000's)
6.50%, 2/1/2017(h)	36	40	Banks - 4.57%
6.50%, 3/1/2017(h)	16	17	Investment in Joint Trading Account; Bank of	$ 23,874	$ 23,874
6.50%, 4/1/2017(h)	9	10	America Repurchase Agreement; 0.19%
6.50%, 8/1/2017(h)	237	259	dated 07/30/10 maturing 08/02/10
6.50%, 5/1/2022(h)	23	25	(collateralized by US Treasury Notes;
6.50%, 12/1/2031(h)	9	10	$24,351,212; 1.38% - 3.63%; dated 05/15/12
6.50%, 2/1/2032(h)	30	33	- 08/15/19)
6.50%, 2/1/2032(h)	15	17	Investment in Joint Trading Account; Credit Suisse	21,070	21,070
6.50%, 4/1/2032(h)	17	19	Repurchase Agreement; 0.20% dated
6.50%, 6/1/2032(h)	6	7	07/30/10 maturing 08/02/10 (collateralized by
6.50%, 8/1/2032(h)	116	129	US Treasury Note; $21,491,545; 2.00%;
6.50%, 10/1/2036(h)	4,255	4,709	dated 11/30/13)
6.50%, 7/1/2037(h)	2,672	2,957	Investment in Joint Trading Account; Deutsche	23,874	23,873
6.50%, 7/1/2037(h)	1,862	2,061	Bank Repurchase Agreement; 0.19% dated
6.50%, 12/1/2037(h)	4,807	5,276	07/30/10 maturing 08/02/10 (collateralized by
6.50%, 2/1/2038(h)	1,737	1,906	Sovereign Agency Issues; $24,351,204;
6.50%, 3/1/2038(h)	1,481	1,626	0.00%; dated 08/11/10 - 01/24/11)
7.00%, 2/1/2032(h)	49	56	Investment in Joint Trading Account; Morgan	22,756	22,756
7.00%, 3/1/2032(h)	125	142	Stanley Repurchase Agreement; 0.20% dated
7.50%, 8/1/2032(h)	49	56	07/30/10 maturing 08/02/10 (collateralized by
	$ 357,747		Sovereign Agency Issues; $23,210,869;
Government National Mortgage Association (GNMA) - 2.41%			3.00% - 6.88%; dated 09/15/10 - 07/28/14)
4.50%, 6/20/2025	20,821	22,224			$ 91,573
5.00%, 11/15/2033	10,135	10,999	TOTAL REPURCHASE AGREEMENTS		$ 91,573
5.00%, 6/15/2034	230	249	Total Investments		$ 2,244,806
5.00%, 8/1/2040(i)	6,055	6,514
			Liabilities in Excess of Other Assets, Net - (11.98)%		$ (240,182)
5.50%, 5/20/2035	525	573	TOTAL NET ASSETS - 100.00%		$ 2,004,624
5.50%, 8/1/2040(i)	5,010	5,444
6.00%, 7/20/2028	145	160
6.00%, 11/20/2028	133	147	(a) Security is Illiquid
6.00%, 1/20/2029	150	165	(b) Non-Income Producing Security
6.00%, 7/20/2029	35	39	(c)		Market value is determined in accordance with procedures established in
6.00%, 8/15/2031	70	78	good faith by the Board of Directors. At the end of the period, the value of
6.00%, 1/15/2032	18	20	these securities totaled $6,629 or 0.33% of net assets.
6.00%, 2/15/2032	227	252	(d) Security purchased on a when-issued basis.
6.00%, 2/15/2033	110	121	(e)		Security exempt from registration under Rule 144A of the Securities Act of
6.00%, 12/15/2033	160	177	1933. These securities may be resold in transactions exempt from
6.50%, 3/20/2028	27	31	registration, normally to qualified institutional buyers. Unless otherwise
6.50%, 5/20/2029	23	26	indicated, these securities are not considered illiquid. At the end of the
6.50%, 2/20/2032	12	14	period, the value of these securities totaled $246,508 or 12.30% of net
6.50%, 10/15/2032	81	90	assets.
6.50%, 12/15/2032	584	654	(f)	Variable Rate. Rate shown is in effect at July 31, 2010.
7.00%, 4/15/2031	1	1	(g)		Security or a portion of the security was pledged to cover margin
7.00%, 6/15/2031	43	49	requirements for futures contracts. At the end of the period, the value of
7.00%, 7/15/2031	8	10	these securities totaled $699 or 0.03% of net assets.
7.00%, 6/15/2032	232	267	(h)		This entity was put into conservatorship by the US Government in 2008.
8.00%, 1/20/2031	15	18	See Notes to Financial Statements for additional information.
	$ 48,322		(i)		Security was purchased in a "to-be-announced" ("TBA") transaction. See
U.S. Treasury - 10.94%			Notes to Financial Statements.
1.75%, 8/15/2012	40,000	40,972	(j)		Security or a portion of the security was pledged to cover margin
2.63%, 12/31/2014	600	632	requirements for swap and/or swaption contracts. At the end of the period,
2.63%, 4/30/2016	80	83	the value of these securities totaled $4,023 or 0.20% of net assets.

See accompanying notes

13

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2010 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 87,474
Unrealized Depreciation		(117,018)
Net Unrealized Appreciation (Depreciation)		$ (29,544)
Cost for federal income tax purposes		$ 2,274,350
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Mortgage Securities		49.55%
Financial		19.72%
Government		12.79%
Communications		6.76%
Asset Backed Securities		4.73%
Energy		4.23%
Consumer, Non-cyclical		4.00%
Consumer, Cyclical		2.85%
Industrial		2.59%
Utilities		1.92%
Basic Materials		1.25%
Technology		1.23%
Revenue		0.22%
General Obligation		0.14%
Liabilities in Excess of Other Assets, Net		(11.98)%
TOTAL NET ASSETS		100.00%

Credit Default Swaps

								Unrealized/
			Buy/Sell	(Pay)/Receive Expiration		Notional		Appreciation
Counterparty (Issuer)	Reference Entity		Protection	Fixed Rate	Date	Amount		(Depreciation)
Barclays Bank PLC	CDX.NA.HY.13		Buy	(5.00)%	12/20/2014	$ 9,900		$ (426)
Barclays Bank PLC	CDX.NA.HY.13		Buy	(5.00)%	12/20/2014		9,900	(415)
Barclays Bank PLC	CDX.NA.HY.14		Buy	(5.00)%	06/20/2015		8,400	(401)
Barclays Bank PLC	CDX.NA.HY.14		Buy	(5.00)%	06/20/2015		4,200	(180)
Barclays Bank PLC	CDX.NA.HY.14		Buy	(5.00)%	06/20/2015		4,200	(170)
Goldman Sachs International	CDX.NA.HY.14		Buy	(5.00)%	06/20/2015		8,400	(381)
Morgan Stanley Capital Services Inc	CDX.NA.HY.14		Buy	(5.00)%	06/20/2015		8,400	(391)
Morgan Stanley Capital Services Inc	CDX.NA.HY.14		Buy	(5.00)%	06/20/2015		4,200	(175)
Morgan Stanley Capital Services Inc	CDX.NA.HY.13		Buy	(5.00)%	12/20/2014	19,800		(831)
Morgan Stanley Capital Services Inc	CDX.NA.HY.14		Buy	(5.00)%	06/20/2015		4,200	(170)

All dollar amounts are shown in thousands (000's)

Foreign Currency Contracts

Foreign Currency Purchase								Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Accept In Exchange For			Value		Appreciation/(Depreciation)
Euro	JP Morgan Securities	09/21/2010		50,500 $	62	$ 66	$ 4

Foreign Currency Sale								Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Deliver In Exchange For			Value		Appreciation/(Depreciation)
British Pound	JP Morgan Securities	09/21/2010		178,456 $	264	$ 280	$ (16)
Canadian Dollar	JP Morgan Securities	09/21/2010		183,361	178	178		—
Danish Kroner	JP Morgan Securities	09/21/2010		177,113	30	32		(2)
Euro	JP Morgan Securities	09/21/2010	1,242,836		1,537	1,619		(82)
Japanese Yen	JP Morgan Securities	09/21/2010	134,297,339		1,483	1,555		(72)
Polish Zloty	JP Morgan Securities	09/21/2010		102,665	31	33		(2)
Swedish Krona	JP Morgan Securities	09/21/2010		164,118	21	23		(2)
Swiss Franc	JP Morgan Securities	09/21/2010		23,386	21	22		(1)

All dollar amounts are shown in thousands (000's)

See accompanying notes			14

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2010 (unaudited)

Interest Rate Swaps

		(Pay)/Receive			Notional /Principal	Unrealized
Counterparty (Issuer)	Floating Rate Index	Floating Rate	Fixed Rate Expiration Date	Currency	Amount	Appreciation/(Depreciation)
Morgan Stanley Capital	3 Month LIBOR	Receive	2.65% 07/14/2017	USD	$ 8,500	$ (173)
Services Inc

All dollar amounts are shown in thousands (000's)

See accompanying notes			15

Schedule of Investments
California Municipal Fund
July 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
MUNICIPAL BONDS - 104.94%	(000's)	Value (000's)	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
California - 104.59%			California (continued)
Abag Finance Authority for Nonprofit Corps			California Statewide Communities Development
5.25%, 10/1/2026	$ 1,240	$ 1,248	Authority FANNIE MAE
Abag Finance Authority for Nonprofit Corps ACA			4.20%, 10/15/2018	$ 1,440	$ 1,533
5.70%, 11/1/2013	2,280	2,305	California Statewide Communities Development
Anaheim Public Financing Authority			Authority FHA INS
5.25%, 10/1/2034	1,000	1,049	6.25%, 8/1/2024	1,000	1,119
Baldwin Park Public Financing Authority			California Statewide Communities Development
4.63%, 8/1/2016	1,130	1,179	Authority NATL-RE-IBC
Barstow Redevelopment Agency NATL-RE			6.50%, 8/1/2012	1,305	1,368
7.00%, 9/1/2014	775	872	Carson Redevelopment Agency NATL-RE
7.00%, 9/1/2014	400	444	5.50%, 10/1/2016	1,000	1,114
Bay Area Governments Association XLCA			Chino Valley Unified School District AGM
5.25%, 9/1/2029	2,000	1,822	5.25%, 9/1/2013	1,240	1,270
Bay Area Toll Authority			Chula Vista Community Facilities District
5.00%, 04/01/2031(a)	3,000	3,119	5.45%, 9/1/2036	985	794
5.13%, 04/01/2039(a)	3,000	3,120	City of Alhambra CA NATL-RE
Berkeley Unified School District/CA ASSURED			6.13%, 9/2/2018	4,355	4,361
GTY			City of Azusa CA
5.00%, 8/1/2031	1,250	1,280	6.00%, 9/1/2026	2,210	2,185
Beverly Hills Unified School District/CA			City of Bakersfield CA AGM
0.00%, 8/1/2028(b)	2,000	801	5.00%, 9/15/2032	1,500	1,540
California County Tobacco Securitization Agency			City of Burbank CA AGM
0.00%, 6/1/2028(c)	2,000	1,550	5.25%, 5/1/2024	3,155	3,318
California Educational Facilities Authority			City of Chula Vista CA NATL-RE
5.00%, 01/01/2038(a)	3,000	3,095	5.00%, 8/1/2027	3,000	2,890
5.25%, 10/01/2039(a)	6,500	6,986	City of Compton CA
5.38%, 4/1/2034	1,000	1,019	6.00%, 8/1/2039	1,250	1,306
California Educational Facilities Authority NATL-			City of Hawthorne CA
RE			4.60%, 9/1/2021	1,000	776
5.10%, 3/1/2014	2,000	2,004	5.00%, 9/1/2030	2,000	1,387
California Health Facilities Financing Authority			City of Imperial CA NATL-RE FGIC
5.00%, 11/15/2036	1,895	1,899	5.00%, 10/15/2020	1,250	1,274
5.75%, 9/1/2039	2,000	2,066	City of Irvine CA
6.00%, 7/1/2039	2,000	2,144	5.00%, 9/2/2026	1,285	1,213
6.50%, 10/1/2038	1,000	1,135	5.00%, 9/2/2029	1,500	1,332
California Housing Finance Agency			City of Los Angeles CA AMBAC
4.70%, 8/1/2036	3,150	2,502	5.00%, 3/1/2022	1,445	1,509
4.75%, 8/1/2042	8,400	6,551	City of Los Angeles CA GNMA COLL
California Infrastructure & Economic Development			6.25%, 9/20/2039	1,000	1,001
Bank NATL-RE FGIC			City of Modesto CA
5.00%, 8/15/2018	1,155	1,221	5.15%, 9/1/2036	1,000	761
California Pollution Control Financing Authority			City of Oceanside CA AMBAC
5.00%, 1/1/2022	2,000	2,013	5.25%, 4/1/2016	1,575	1,652
5.00%, 7/1/2027	4,500	4,504	City of Pacifica CA AMBAC
California Pollution Control Financing			5.00%, 10/1/2024	1,090	1,108
Authority AMBAC-TCRS			City of Pasadena CA
5.85%, 6/1/2021	2,500	2,510	5.00%, 2/1/2033	2,000	2,049
California State Department of Water			City of Riverside CA AGM
Resources AGM			5.00%, 10/01/2038(a)	3,000	3,032
5.00%, 12/1/2018	1,660	1,742	City of San Jose CA AMBAC
California State Enterprise Development Authority			5.00%, 3/1/2037	5,000	4,753
5.30%, 9/1/2047	1,200	1,175	City of Torrance CA
California State Public Works Board			6.00%, 6/1/2022	1,000	1,036
5.00%, 4/1/2023	4,200	4,333	City of Turlock CA
5.40%, 10/1/2022	3,000	3,001	5.13%, 10/15/2031	1,000	869
California State University			5.13%, 10/15/2037	1,000	837
5.25%, 11/1/2038	2,000	2,116	5.38%, 10/15/2034	1,900	1,674
California Statewide Communities Development			City of Vernon CA
Authority			5.13%, 8/1/2021	2,000	2,128
5.00%, 4/1/2019	1,500	1,666	Coachella Redevelopment Agency
5.00%, 5/15/2020	1,000	1,027	5.88%, 12/1/2028	1,945	1,754
5.00%, 11/15/2043	2,985	2,814	County of Orange CA
5.13%, 4/1/2037(d),(e)	1,500	1,339	5.00%, 7/1/2031	1,000	1,018
5.38%, 12/1/2037	1,000	788	Desert Hot Springs Redevelopment Agency
7.25%, 11/15/2041	1,500	1,635	5.60%, 9/1/2038	2,000	1,921
California Statewide Communities Development			Dinuba Financing Authority
Authority CAL MTG INS			5.38%, 9/1/2038	1,000	790
6.25%, 8/15/2028	2,250	2,411	Eastern Municipal Water District
			5.20%, 9/1/2037	750	630
See accompanying notes			16

Schedule of Investments
California Municipal Fund
July 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
MUNICIPAL BONDS (continued)	(000's)	Value (000's)	MUNICIPAL BONDS (continued) (000's)		Value (000's)
California (continued)			California (continued)
El Monte Union High School District ASSURED			Needles Public Utility Authority
GTY			6.50%, 2/1/2022	$ 2,785	$ 2,785
5.50%, 6/1/2034	$ 2,000	$ 2,132	Norco Financing Authority AGM
Fontana Redevelopment Agency NATL-RE			5.63%, 10/1/2034	1,000	1,053
5.20%, 9/1/2030	1,000	963	Ontario Redevelopment Financing
Foothill-Eastern Transportation Corridor Agency			Authority AMBAC
0.00%, 1/15/2032(b)	10,000	2,297	5.50%, 8/1/2016	1,055	1,091
0.00%, 1/15/2033(b)	10,000	2,121	Ontario Redevelopment Financing
0.00%, 1/15/2034(b)	10,000	1,980	Authority NATL-RE
5.88%, 1/15/2026	7,000	6,927	5.25%, 8/1/2016	1,060	1,089
Fresno Joint Powers Financing Authority AGM			Oxnard Harbor District
5.75%, 6/1/2026	2,000	2,057	5.75%, 8/1/2020	1,200	1,237
Golden West Schools Financing Authority NATL-			Palm Desert Financing Authority NATL-RE
RE			5.00%, 8/1/2022	1,280	1,274
5.65%, 2/1/2012	685	735	Palomar Pomerado Health
Gonzales Redevelopment Agency			6.75%, 11/1/2039	1,500	1,634
4.63%, 8/1/2011	1,000	1,001	Perris Public Financing Authority/CA
Hesperia Public Financing Authority XLCA			5.30%, 10/1/2026	2,805	2,498
5.00%, 9/1/2037	2,775	2,209	Pittsburg Unified School District FSA
Hesperia Unified School District			5.50%, 8/1/2031	1,000	1,073
5.00%, 9/1/2030	1,065	838	Pomona Public Financing Authority NATL-RE
Hi-Desert Memorial Health Care District			5.00%, 2/1/2021	5,000	5,014
5.50%, 10/1/2015	1,000	1,001	Pomona Unified School District NATL-RE
Highland Redevelopment Agency AMBAC			6.15%, 8/1/2030	1,000	1,108
5.00%, 12/1/2028	3,000	2,892	Port of Oakland NATL-RE FGIC
Huntington Beach Union High School			5.75%, 11/1/2029	2,000	2,000
District AGM			Poway Redevelopment Agency AMBAC
5.00%, 8/1/2029	2,000	2,054	5.38%, 6/15/2019	1,000	1,023
Indio Redevelopment Agency			Richmond Joint Powers Financing Authority
5.63%, 8/15/2035	1,855	1,817	6.25%, 7/1/2024	1,000	1,100
Irvine Public Facilities & Infrastructure			Riverside County Public Financing Authority
Authority AMBAC			5.80%, 5/15/2029	2,100	1,813
5.00%, 9/2/2020	1,455	1,459	Rocklin Unified School District NATL-RE FGIC
5.00%, 9/2/2021	3,630	3,632	0.00%, 8/1/2019(b)	1,360	847
5.00%, 9/2/2023	2,000	1,946	0.00%, 8/1/2020(b)	1,415	834
La Quinta Financing Authority AMBAC			0.00%, 8/1/2023(b)	1,225	601
5.25%, 9/1/2024	1,000	1,013	Sacramento County Sanitation Districts Financing
La Verne Public Financing Authority			Authority
7.25%, 9/1/2026	1,500	1,501	0.25%, 12/1/2039	2,800	2,800
Lake Elsinore Public Financing Authority			Sacramento Municipal Utility District AGM
5.80%, 9/2/2015	1,070	1,071	5.00%, 8/15/2024	1,000	1,095
Lancaster Redevelopment Agency			Saddleback Valley Unified School District AGM
6.88%, 8/1/2039	1,000	1,118	5.00%, 8/1/2029	2,000	2,054
Long Beach Bond Finance Authority AMBAC			Salinas Valley Solid Waste Authority AMBAC
5.00%, 8/1/2022	410	408	5.25%, 8/1/2027	1,975	1,879
Los Angeles Community College District/CA			5.25%, 8/1/2031	2,000	1,842
5.00%, 08/01/2033(a)	3,000	3,078	San Bernardino County Redevelopment
Los Angeles Community Redevelopment			Agency RADIAN
Agency NATL-RE			5.00%, 9/1/2018	1,565	1,588
5.40%, 7/1/2024	2,500	2,518	San Diego Community College District
Los Angeles County Metropolitan Transportation			5.25%, 08/01/2033(a)	3,000	3,197
Authority AMBAC			San Diego Public Facilities Financing Authority
5.00%, 7/1/2035	1,500	1,552	5.38%, 8/1/2034	2,000	2,139
Los Angeles Department of Airports			San Diego Redevelopment Agency
5.00%, 5/15/2035	1,500	1,528	6.40%, 9/1/2019	1,000	1,010
5.13%, 5/15/2033	1,230	1,260	San Francisco City & County Airports Commission
Los Angeles Department of Water & Power			5.00%, 5/1/2040(f)	1,000	997
5.38%, 7/1/2038	1,000	1,081	San Francisco City & County Airports
Los Angeles Unified School District/CA			Commission AGM-CR FGIC
5.00%, 7/1/2029	2,000	2,086	5.00%, 5/1/2030	4,000	3,931
Los Angeles Unified School District/CA AGM			San Francisco City & County Airports
5.00%, 7/1/2032	1,000	1,020	Commission NATL-RE
Metropolitan Water District of Southern			5.25%, 5/1/2026	4,000	4,017
California AGM			San Francisco City & County Redevelopment
5.00%, 7/1/2035	2,000	2,080	Agency
Morongo Band of Mission Indians			6.50%, 8/1/2039	1,000	1,080
5.50%, 3/1/2018(d),(e)	1,225	1,160	San Juan Unified School District NATL-RE
6.50%, 3/1/2028(d),(e)	1,825	1,725	5.00%, 8/1/2027	1,530	1,582

See accompanying notes			17

Schedule of Investments
California Municipal Fund
July 31, 2010 (unaudited)

	Principal
	Amount		Unrealized Appreciation (Depreciation)
MUNICIPAL BONDS (continued)	(000's)	Value (000's)	The net federal income tax unrealized appreciation (depreciation) and federal tax
California (continued)			cost of investments held as of the period end were as follows:
Semitropic Improvement District
5.00%, 12/1/2038	$ 2,000	$ 2,048	Unrealized Appreciation	$ 8,521
Sierra View Local Health Care District/CA			Unrealized Depreciation	(9,476)
5.25%, 7/1/2032	1,500	1,445	Net Unrealized Appreciation (Depreciation)	$ (955)
South Gate Public Financing Authority AMBAC			Cost for federal income tax purposes	$ 282,075
5.25%, 9/1/2022	2,090	2,126	All dollar amounts are shown in thousands (000's)
South Gate Public Financing Authority XLCA
5.00%, 9/1/2016	1,880	1,959	Portfolio Summary (unaudited)
Southern California Public Power Authority			Sector	Percent
0.23%, 7/1/2020	600	600	Revenue	46.13%
State of California			Insured	42.06%
5.25%, 7/1/2021	2,000	2,280	General Obligation	4.85%
5.75%, 4/1/2031	1,000	1,068	Revenue - Special Tax	4.15%
Stockton East Water District NATL-RE FGIC			Tax Allocation	3.91%
5.25%, 4/1/2022	1,780	1,807	Certificate Participation	3.10%
Temecula Redevelopment Agency NATL-RE			Prerefunded	0.74%
5.25%, 8/1/2036	3,270	3,034	Liability for floating rate notes issued	(6.72)%
Tobacco Securitization Authority of Northern			Other Assets in Excess of Liabilities, Net	1.78%
California			TOTAL NET ASSETS	100.00%
5.38%, 6/1/2038	7,000	5,304
5.50%, 6/1/2045	3,330	2,275
Tobacco Securitization Authority of Southern
California
5.00%, 6/1/2037	3,000	2,190
5.13%, 6/1/2046	4,000	2,556
Tracy Area Public Facilities Financing
Agency NATL-RE
5.88%, 10/1/2013	380	383
Tustin Community Facilities District
5.38%, 9/1/2029	1,000	908
Twin Rivers Unified School District
0.00%, 4/1/2014(b)	1,500	1,358
University of California
5.25%, 05/15/2039(a)	4,500	4,841
Walnut Energy Center Authority
5.00%, 1/1/2035	2,000	2,042
Western Municipal Water District Facilities
Authority
5.00%, 10/1/2034	1,700	1,776
		$ 299,332
Virgin Islands - 0.35%
Virgin Islands Public Finance Authority
6.38%, 10/1/2019	1,000	1,015

TOTAL MUNICIPAL BONDS		$ 300,347
Total Investments		$ 300,347
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (6.72)%
Notes with interest rates ranging from 0.27% to $	(19,226)	$ (19,226)
0.33% at July 31, 2010 and contractual maturity of
collateral from 2015-2039.(g)
Total Net Investments		$ 281,121
Other Assets in Excess of Liabilities, Net - 1.78%		$ 5,095
TOTAL NET ASSETS - 100.00%		$ 286,215

(a)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See notes.
(b) Non-Income Producing Security
(c)	Variable Rate. Rate shown is in effect at July 31, 2010.
(d) Security is Illiquid
(e)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $4,224 or 1.48% of net assets.
(f) Security purchased on a when-issued basis.
(g)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at July 31, 2010
See accompanying notes			18

Schedule of Investments
Core Plus Bond Fund I
July 31, 2010 (unaudited)

CONVERTIBLE PREFERRED STOCKS -				Principal
0.20%	Shares Held Value (000's)			Amount
Banks - 0.20%			BONDS (continued)	(000's)	Value (000's)
Wells Fargo & Co	5,800 $	5,655	Banks (continued)
			Danske Bank A/S
TOTAL CONVERTIBLE PREFERRED STOCKS		$ 5,655	2.50%, 5/10/2012(b)	$ 4,100	$ 4,197
	Principal		Deutsche Bank AG/London
	Amount		6.00%, 9/1/2017	2,900	3,290
BONDS - 41.12%	(000's)	Value (000's)	Dexia Credit Local
Agriculture - 0.13%			0.96%, 4/29/2014(b),(c)	8,700	8,687
Altria Group Inc			Export-Import Bank of Korea
4.13%, 9/11/2015	$ 1,800	$ 1,893	5.13%, 6/29/2020	1,400	1,474
UST LLC			5.88%, 1/14/2015	8,000	8,863
5.75%, 3/1/2018	1,700	1,791	Goldman Sachs Group Inc
		$ 3,684	0.96%, 2/4/2013(c)	200	245
Airlines - 0.03%			5.13%, 4/24/2013	1,300	1,773
UAL 2009-1 Pass Through Trust			6.25%, 9/1/2017	1,800	1,967
10.40%, 11/1/2016(a)	877	956	ING Bank NV
			1.33%, 3/30/2012(b),(c),(d)	23,000	23,094
			2.63%, 2/9/2012(b)	23,600	24,065
Automobile Asset Backed Securities - 0.11%
Bank of America Auto Trust			Intesa Sanpaolo/New York
1.70%, 12/15/2011(b)	544	545	2.38%, 12/21/2012	14,500	14,413
Capital Auto Receivables Asset Trust JP Morgan Chase & Co
1.79%, 10/15/2012 (c)	780	786	0.66%, 12/21/2011 (c)	16,200	16,171
Ford Credit Auto Owner Trust			6.00%, 1/15/2018	800	903
1.21%, 1/15/2012	1,619	1,621	7.90%, 4/29/2049(c)	2,100	2,194
2.00%, 12/15/2011	248	248	JP Morgan Chase Bank NA
			0.87%, 6/13/2016(c)	3,500	3,296
		$ 3,200
Banks - 16.93%			KeyBank NA
Ally Financial Inc			3.20%, 6/15/2012	11,000	11,518
5.38%, 6/6/2011	7,802	10,193	KeyCorp
			0.89%, 11/22/2010(c)	900	1,158
6.00%, 4/1/2011	1,500	1,505
6.00%, 12/15/2011	4,000	4,050	6.50%, 5/14/2013	800	879
6.88%, 9/15/2011	6,500	6,630	Korea Development Bank
8.30%, 2/12/2015(b)	5,000	5,263	4.38%, 8/10/2015	7,400	7,766
American Express Bank FSB			8.00%, 1/23/2014	2,000	2,340
6.00%, 9/13/2017	5,000	5,574	Lloyds TSB Bank PLC
			5.80%, 1/13/2020(b)	18,100	18,432
American Express Centurion Bank			12.00%, 12/16/2049(b)	12,200	13,000
5.55%, 10/17/2012	1,300	1,403
Banco Santander Chile			Morgan Stanley
1.77%, 4/20/2012(b),(c)	4,700	4,697	0.57%, 4/19/2012	1,500	1,473
			0.78%, 1/9/2012(c)	13,000	12,760
Bank of America Corp			0.83%, 1/9/2014(c)	1,200	1,129
2.10%, 4/30/2012	17,800	18,244
4.50%, 4/1/2015	10,000	10,333	3.25%, 12/1/2011	3,800	3,935
6.50%, 8/1/2016	10,100	11,245	5.95%, 12/28/2017	2,700	2,842
Bank of Montreal			Nordea Bank AB
			4.88%, 1/27/2020(b)	10,900	11,525
2.85%, 6/9/2015(b)	1,800	1,858
Bank of Scotland PLC			Regions Bank/Birmingham AL
0.60%, 12/8/2010(b),(c)	600	599	3.25%, 12/9/2011	7,600	7,880
Barclays Bank PLC			7.50%, 5/15/2018	800	835
5.00%, 9/22/2016	10,100	10,830	Regions Financial Corp
6.05%, 12/4/2017(b)	4,300	4,496	7.38%, 12/10/2037	500	451
Citibank NA			Royal Bank of Scotland PLC/The
			1.45%, 10/20/2011(b)	8,700	8,750
1.88%, 5/7/2012	7,900	8,068	2.63%, 5/11/2012(b)	21,000	21,483
1.88%, 6/4/2012	3,900	3,981	3.00%, 12/9/2011(b)	3,000	3,079
Citigroup Inc
0.81%, 6/9/2016(c)	300	249	Santander US Debt SA Unipersonal
			(b),(c)
0.90%, 6/28/2013(c)	2,300	2,811	1.33%, 3/30/2012	17,200	16,719
2.13%, 4/30/2012	7,900	8,099	Societe Generale
			5.92%, 4/29/2049(b),(c)	500	418
3.63%, 11/30/2017	2,300	2,765
5.50%, 8/27/2012	400	422	UBS AG/Stamford CT
			1.58%, 2/23/2012(c)	4,800	4,824
5.50%, 4/11/2013	5,800	6,162
5.50%, 10/15/2014	10,400	11,016	USB Capital IX
			6.19%, 4/15/2049(c)	800	616
5.63%, 8/27/2012	600	629
6.00%, 2/21/2012	700	740	Wachovia Corp
			0.66%, 10/15/2011(c)	11,550	11,535
6.00%, 8/15/2017	4,658	4,933
6.40%, 3/27/2013	1,700	2,405	Wells Fargo & Co
			7.98%, 3/29/2049(c)	23,000	23,690
8.50%, 5/22/2019	300	365
Commonwealth Bank of Australia					$ 484,227
0.95%, 7/12/2013(b),(c)	13,900	13,833	Beverages - 0.60%
Credit Agricole SA			Anheuser-Busch InBev Worldwide Inc
8.38%, 10/13/2049(b),(c)	16,500	17,160	4.13%, 1/15/2015	7,900	8,386

See accompanying notes			19

Schedule of Investments
Core Plus Bond Fund I
July 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Beverages (continued)			Diversified Financial Services (continued)
Anheuser-Busch InBev Worldwide Inc (continued)			RZD Capital Limited
5.38%, 1/15/2020	$ 7,900 $	8,728	5.74%, 4/3/2017	$ 2,300 $	2,334
	$ 17,114		SLM Corp
Commercial Services - 0.25%			0.74%, 3/15/2011(c)	5,000	4,860
Duke University			2.75%, 3/15/2011	10,100	9,584
4.20%, 4/1/2014	1,800	1,952	3.13%, 9/17/2012	2,550	3,031
5.15%, 4/1/2019	1,400	1,559	4.88%, 12/17/2012	7,500	10,860
President and Fellows of Harvard College			5.00%, 4/15/2015	10,000	8,685
6.00%, 1/15/2019(b)	500	593	TNK-BP Finance SA
6.50%, 1/15/2039(b)	2,400	2,990	6.13%, 3/20/2012	2,300	2,372
	$ 7,094		7.88%, 3/13/2018	3,100	3,407
Diversified Financial Services - 10.70%				$ 305,949
American Express Credit Corp			Electric - 0.34%
0.53%, 12/2/2010(c)	2,700	2,701	Centrais Eletricas Brasileiras SA
American Express Travel Related Services Co Inc			6.88%, 7/30/2019(b)	1,600	1,816
5.25%, 11/21/2011(b)	2,400	2,495	Duke Energy Carolinas LLC
American General Finance Corp			5.75%, 11/15/2013	2,300	2,622
0.72%, 8/17/2011(c)	100	92	EDF SA
0.79%, 12/15/2011(c)	10,000	9,216	5.50%, 1/26/2014(b)	500	556
3.25%, 1/16/2013	6,800	7,461	6.50%, 1/26/2019(b)	500	598
4.13%, 11/29/2013	7,500	8,086	Enel Finance International SA
4.63%, 6/22/2011	200	250	6.80%, 9/15/2037(b)	2,800	3,127
4.88%, 7/15/2012	2,600	2,444	Korea Hydro & Nuclear Power Co Ltd
5.63%, 8/17/2011	7,000	6,860	6.25%, 6/17/2014	900	1,001
6.90%, 12/15/2017	1,200	1,023		$ 9,720
Bear Stearns Cos LLC/The			Finance - Mortgage Loan/Banker - 1.88%
7.25%, 2/1/2018	2,200	2,621	Fannie Mae
Capital One Capital V			1.13%, 7/30/2012	5,900	5,953
10.25%, 8/15/2039	10,000	10,825	1.75%, 5/7/2013(e)	15,600	15,946
Caterpillar Financial Services Corp			Freddie Mac
7.05%, 10/1/2018	5,390	6,618	1.00%, 8/28/2012	13,800	13,881
Citigroup Capital XXI			1.13%, 7/27/2012	17,800	17,960
8.30%, 12/21/2057	9,050	9,321		$ 53,740
Citigroup Funding Inc			Healthcare - Services - 0.38%
1.88%, 10/22/2012	3,200	3,274	HCA Inc
2.25%, 12/10/2012	15,800	16,319	8.50%, 4/15/2019	5,200	5,746
FCE Bank PLC			Roche Holdings Inc
7.13%, 1/16/2012	2,000	2,675	7.00%, 3/1/2039(b)	3,900	5,116
7.13%, 1/15/2013	5,350	7,146		$ 10,862
7.88%, 2/15/2011	1,300	2,065	Home Equity Asset Backed Securities - 0.17%
Ford Motor Credit Co LLC			Lake Country Mortgage Loan Trust
3.28%, 1/13/2012(c)	1,600	1,568	0.79%, 12/25/2032(b),(c)	4,873	4,753
7.50%, 8/1/2012	1,500	1,568
General Electric Capital Corp			Insurance - 1.44%
0.72%, 10/6/2015(c)	7,500	6,998	American International Group Inc
2.00%, 9/28/2012	40,000	41,007	4.95%, 3/20/2012	1,000	1,020
2.13%, 12/21/2012	1,600	1,648	5.45%, 5/18/2017	2,000	1,880
2.63%, 12/28/2012	2,900	3,023	5.85%, 1/16/2018	700	665
6.88%, 1/10/2039	500	564	8.18%, 5/15/2068	2,300	1,989
Goldman Sachs Capital II			8.25%, 8/15/2018	4,000	4,290
5.79%, 12/29/2049(c)	2,600	2,085	ASIF III Jersey Ltd
International Lease Finance Corp			5.50%, 3/7/2011	6,800	8,910
1.06%, 8/15/2011(c)	8,100	9,985	Hartford Financial Services Group Inc
5.45%, 3/24/2011	4,490	4,456	8.13%, 6/15/2068(c)	1,200	1,188
5.75%, 6/15/2011	3,000	2,970	Metropolitan Life Global Funding I
Macquarie Bank Ltd			0.93%, 7/13/2011(b),(c)	13,900	13,881
2.60%, 1/20/2012(b)	20,726	21,129	Pacific LifeCorp
Macquarie Group Ltd			6.00%, 2/10/2020(b)	900	953
7.30%, 8/1/2014(b)	7,400	8,294	Prudential Financial Inc
Merrill Lynch & Co Inc			4.24%, 6/10/2013(c)	1,000	988
0.54%, 11/1/2011(c)	4,000	3,966	Reinsurance Group of America Inc
0.70%, 7/25/2011(c)	2,200	2,193	6.75%, 12/15/2011	5,050	5,326
0.77%, 6/5/2012(c)	4,200	4,127
1.08%, 3/22/2011(c)	1,200	1,542		$ 41,090
			Investment Companies - 0.06%
6.05%, 8/15/2012	14,150	15,150	Temasek Financial I Ltd
Nomura Holdings Inc			4.30%, 10/25/2019(b)	1,700	1,782
6.70%, 3/4/2020	13,200	14,587
Northern Rock Asset Management PLC
5.63%, 6/22/2017(b),(d)	12,200	12,464
See accompanying notes			20

Schedule of Investments
Core Plus Bond Fund I
July 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's)	Value (000's)
Iron & Steel - 0.04%			Other Asset Backed Securities - 0.22%
Gerdau Holdings Inc			Small Business Administration Participation
7.00%, 1/20/2020(b)	$ 1,000 $	1,065	Certificates
			4.43%, 5/1/2029(c)	$ 6,011	$ 6,434
Mining - 0.25%
Corp Nacional del Cobre de Chile			Pharmaceuticals - 0.08%
7.50%, 1/15/2019(b)	600	751	Novartis Capital Corp
Vale Overseas Ltd			4.13%, 2/10/2014	2,000	2,179
5.63%, 9/15/2019	5,800	6,302
	$ 7,053		Pipelines - 0.01%
Mortgage Backed Securities - 2.64%			TransCanada PipeLines Ltd
Banc of America Funding Corp			7.63%, 1/15/2039	200	258
2.83%, 6/25/2034(c)	232	223
Banc of America Mortgage Securities Inc			Real Estate - 0.25%
5.50%, 12/25/2020	2,392	2,314	WEA Finance LLC
Bear Stearns Adjustable Rate Mortgage Trust			7.13%, 4/15/2018(b)	6,300	7,230
3.96%, 12/25/2035(c)	446	423
Bear Stearns Alt-A Trust			Regional Authority - 0.35%
2.77%, 5/25/2035(c)	443	344	Province of Ontario Canada
3.81%, 9/25/2035(c)	42	31	5.85%, 3/8/2033	3,800	4,348
Bear Stearns Commercial Mortgage Securities			6.50%, 3/8/2029	4,700	5,713
5.59%, 6/11/2040(c)	1,814	1,867			$ 10,061
5.70%, 6/11/2050	200	216	Savings & Loans - 0.47%
Countrywide Home Loan Mortgage Pass Through			Nationwide Building Society
Trust			6.25%, 2/25/2020(b)	12,700	13,588
5.50%, 11/25/2035	7,311	6,601
Fannie Mae			Sovereign - 2.58%
0.64%, 4/25/2037(c)	2,368	2,361	Brazilian Government International Bond
0.78%, 9/25/2035(c)	4,331	4,320	4.88%, 1/22/2021	9,900	10,247
Fannie Mae Grantor Trust			Canadian Government Bond
7.50%, 6/25/2030	27	31	2.00%, 12/1/2014	9,300	8,969
7.50%, 7/25/2042	40	46	4.50%, 6/1/2015	1,400	1,499
GSMPS Mortgage Loan Trust			Korea Housing Finance Corp
7.50%, 6/19/2032(b)	198	169	4.13%, 12/15/2015(b)	900	931
JP Morgan Chase Commercial Mortgage Securities			Mexico Government International Bond
Corp			5.95%, 3/19/2019	200	226
4.88%, 1/12/2038(c)	5,300	5,645	6.05%, 1/11/2040	1,500	1,629
JP Morgan Mortgage Trust			Societe Financement de l'Economie Francaise
2.97%, 7/25/2035(c)	2,309	2,114	0.73%, 7/16/2012(b),(c)	1,000	1,001
5.75%, 1/25/2036	939	824	3.38%, 5/5/2014(b)	11,300	11,958
6.08%, 10/25/2036(c)	3,865	3,331	Swedish Housing Finance Corp
Mastr Reperforming Loan Trust			3.13%, 3/23/2012(b)	36,400	37,435
7.00%, 8/25/2034(b)	261	265			$ 73,895
Merrill Lynch Mortgage Investors Inc			Student Loan Asset Backed Securities - 0.04%
2.75%, 6/25/2035(c)	1,581	1,403	SLM Student Loan Trust
Morgan Stanley Capital I			0.54%, 4/25/2017(c)	16	16
5.11%, 6/15/2040(c)	1,255	1,332	1.00%, 10/25/2017(c)	100	100
RBSCF Trust			2.98%, 12/16/2019(b),(c)	1,000	1,000
5.47%, 7/16/2016(a),(b)	20,378	21,343	South Carolina Student Loan Corp
Suntrust Adjustable Rate Mortgage Loan Trust			1.04%, 9/2/2014(c)	2	2
5.94%, 10/25/2037(c)	16,991	12,978			$ 1,118
Thornburg Mortgage Securities Trust			Telecommunications - 0.14%
0.43%, 3/25/2037(c)	1,343	1,309	Cellco Partnership / Verizon Wireless Capital LLC
Wachovia Bank Commercial Mortgage Trust			5.25%, 2/1/2012	3,900	4,142
5.42%, 1/15/2045	200	214
WaMu Mortgage Pass Through Certificates			Transportation - 0.07%
5.82%, 2/25/2037(c)	7,025	5,830	Union Pacific Corp
	$ 75,534		5.70%, 8/15/2018	1,800	2,046
Oil & Gas - 0.96%
Petrobras International Finance Co			TOTAL BONDS		$ 1,176,115
7.88%, 3/15/2019	9,600	11,566		Principal
Petroleos Mexicanos				Amount
5.50%, 1/21/2021(b)	6,500	6,689	CONVERTIBLE BONDS - 0.46%	(000's)	Value (000's)
6.00%, 3/5/2020(b)	3,700	3,950
			Oil & Gas - 0.46%
8.00%, 5/3/2019	2,100	2,541	Transocean Inc
Shell International Finance BV			1.50%, 12/15/2037	14,300	13,156
5.50%, 3/25/2040	1,400	1,536
Total Capital SA			TOTAL CONVERTIBLE BONDS		$ 13,156
4.45%, 6/24/2020	1,000	1,059
	$ 27,341
See accompanying notes			21

Schedule of Investments
Core Plus Bond Fund I
July 31, 2010 (unaudited)

	Principal			Principal
	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
MUNICIPAL BONDS - 2.58%	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
California - 1.33%			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
California Infrastructure & Economic Development			4.50%, 8/1/2040(g),(h)	$ 3,000	$ 3,134
Bank					$ 216,223
6.49%, 5/15/2049	$ 1,000	$ 1,078	Federal National Mortgage Association (FNMA) - 19.27%
California State University			0.20%, 8/11/2010(f),(g)	33,810	33,808
6.43%, 11/1/2030	1,500	1,593	0.20%, 8/19/2010(f),(g)	54,700	54,695
Los Angeles Unified School District/CA			0.22%, 8/2/2010(f),(g)	40,571	40,571
6.76%, 7/1/2034	22,000	23,779	3.30%, 9/1/2035(c),(g)	561	586
State of California			4.00%, 10/1/2039(g),(h)	76,000	77,294
7.63%, 3/1/2040	4,700	5,329	4.18%, 8/1/2035(c),(g)	520	543
7.95%, 3/1/2036	600	642	4.50%, 9/1/2039(g),(h)	16,000	16,670
University of California			4.50%, 8/1/2040(g),(h)	74,000	77,376
6.27%, 5/15/2031	5,400	5,667	5.50%, 6/1/2036(g)	351	379
		$ 38,088	5.50%, 1/1/2037(g)	298	322
Florida - 0.19%			5.50%, 3/1/2037(g)	306	330
County of Seminole FL			5.50%, 9/1/2039(g),(h)	10,000	10,744
6.44%, 10/1/2040	5,000	5,311	5.50%, 8/1/2040(g),(h)	10,000	10,775
			6.00%, 12/1/2031(g)	34	38
Georgia - 0.12%			6.00%, 4/1/2033(g)	36	40
Municipal Electric Authority of Georgia			6.00%, 7/1/2033(g)	14	16
6.66%, 4/1/2057	3,500	3,429	6.00%, 6/1/2034(g)	24	26
			6.00%, 7/1/2034(g)	18	19
Illinois - 0.66%			6.00%, 8/1/2034(g)	60	66
Chicago Transit Authority			6.00%, 11/1/2034(g)	60	66
6.20%, 12/1/2040	11,000	10,756	6.00%, 4/1/2035(g)	13	14
State of Illinois			6.00%, 5/1/2035(g)	55	60
4.07%, 1/1/2014	2,400	2,402	6.00%, 6/1/2035(g)	113	123
6.90%, 3/1/2035	6,000	5,820	6.00%, 6/1/2035(g)	1,309	1,429
		$ 18,978	6.00%, 7/1/2035(g)	819	894
Louisiana - 0.14%			6.00%, 9/1/2035(g)	184	200
State of Louisiana			6.00%, 9/1/2035(g)	41	44
3.00%, 5/1/2043	3,900	3,943	6.00%, 10/1/2035(g)	876	957
			6.00%, 10/1/2035(g)	18	20
Nebraska - 0.01%			6.00%, 2/1/2036(g)	502	547
Public Power Generation Agency			6.00%, 2/1/2036(g)	89	97
7.24%, 1/1/2041	200	214	6.00%, 4/1/2036(g)	521	567
			6.00%, 5/1/2036(g)	307	334
Nevada - 0.06%			6.00%, 6/1/2036(g)	13	14
County of Clark NV			6.00%, 7/1/2036(g)	46	50
6.82%, 7/1/2045	1,700	1,841	6.00%, 8/1/2036(g)	156	170
			6.00%, 8/1/2036(g)	93	101
New York - 0.04%			6.00%, 8/1/2036(g)	10	11
New York City Municipal Water Finance Authority			6.00%, 8/1/2036(g)	15	16
6.01%, 6/15/2042	1,000	1,059	6.00%, 8/1/2036(g)	14	15
			6.00%, 9/1/2036(g)	15	16
Pennsylvania - 0.03%			6.00%, 9/1/2036(g)	567	618
University of Pittsburgh/PA GO OF UNIV			6.00%, 9/1/2036(g)	893	973
5.00%, 9/15/2028	800	875	6.00%, 9/1/2036(g)	543	591
			6.00%, 9/1/2036(g)	629	685
TOTAL MUNICIPAL BONDS		$ 73,738	6.00%, 10/1/2036(g)	423	461
	Principal		6.00%, 10/1/2036(g)	11	12
SENIOR FLOATING RATE INTERESTS -	Amount		6.00%, 10/1/2036(g)	3,014	3,282
0.08%	(000's)	Value (000's)	6.00%, 10/1/2036(g)	10	11
Diversified Financial Services - 0.08%			6.00%, 10/1/2036(g)	77	83
American General Finance Corp, Term Loan			6.00%, 10/1/2036(g)	1,095	1,192
7.25%, 4/21/2015(c)	2,300	2,272	6.00%, 10/1/2036(g)	218	238
			6.00%, 10/1/2036(g)	38	41
			6.00%, 10/1/2036(g)	16	17
TOTAL SENIOR FLOATING RATE INTERESTS		$ 2,272	6.00%, 11/1/2036(g)	230	251
	Principal		6.00%, 11/1/2036(g)	10	11
U.S. GOVERNMENT & GOVERNMENT	Amount		6.00%, 11/1/2036(g)	112	122
AGENCY OBLIGATIONS - 59.05%	(000's)	Value (000's)	6.00%, 11/1/2036(g)	513	559
Federal Home Loan Bank - 1.90%			6.00%, 11/1/2036(g)	233	254
0.20%, 8/6/2010(f)	$ 54,400	$ 54,399
			6.00%, 11/1/2036(g)	10	11
			6.00%, 11/1/2036(g)	13	14
Federal Home Loan Mortgage Corporation (FHLMC) - 7.56%			6.00%, 12/1/2036(g)	255	278
0.24%, 8/18/2010(f),(g)	52,300	52,297
			6.00%, 12/1/2036(g)	1,014	1,106
0.25%, 10/13/2010(f),(g)	136,800	136,759
			6.00%, 12/1/2036(g)	801	873
0.25%, 10/15/2010(f),(g)	23,500	23,493
			6.00%, 12/1/2036(g)	593	646
2.63%, 6/1/2035(c),(g)	522	540
			6.00%, 12/1/2036(g)	744	810
See accompanying notes			22

Schedule of Investments
Core Plus Bond Fund I
July 31, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
6.00%, 12/1/2036(g)	$ 29	$ 32	6.00%, 9/1/2037(g)	$ 278	$ 302
6.00%, 12/1/2036(g)	24	26	6.00%, 9/1/2037(g)	53	58
6.00%, 12/1/2036(g)	599	652	6.00%, 9/1/2037(g)	692	753
6.00%, 12/1/2036(g)	210	229	6.00%, 9/1/2037(g)	631	687
6.00%, 1/1/2037(g)	11	12	6.00%, 9/1/2037(g)	318	346
6.00%, 1/1/2037(g)	23	25	6.00%, 9/1/2037(g)	760	827
6.00%, 1/1/2037(g)	680	740	6.00%, 9/1/2037(g)	1,523	1,657
6.00%, 1/1/2037(g)	636	692	6.00%, 9/1/2037(g)	10	11
6.00%, 1/1/2037(g)	913	993	6.00%, 9/1/2037(g)	2,087	2,270
6.00%, 1/1/2037(g)	331	360	6.00%, 9/1/2037(g)	441	480
6.00%, 1/1/2037(g)	132	143	6.00%, 9/1/2037(g)	177	192
6.00%, 2/1/2037(g)	340	371	6.00%, 9/1/2037(g)	19,194	20,879
6.00%, 4/1/2037(g)	591	642	6.00%, 9/1/2037(g)	14	15
6.00%, 4/1/2037(g)	139	151	6.00%, 9/1/2037(g)	391	425
6.00%, 4/1/2037(g)	65	71	6.00%, 9/1/2037(g)	11	12
6.00%, 4/1/2037(g)	322	350	6.00%, 9/1/2037(g)	9,474	10,306
6.00%, 4/1/2037(g)	562	611	6.00%, 10/1/2037(g)	389	423
6.00%, 4/1/2037(g)	806	877	6.00%, 10/1/2037(g)	48	52
6.00%, 5/1/2037(g)	22	24	6.00%, 10/1/2037(g)	577	628
6.00%, 5/1/2037(g)	651	708	6.00%, 10/1/2037(g)	299	325
6.00%, 5/1/2037(g)	275	299	6.00%, 10/1/2037(g)	16	18
6.00%, 6/1/2037(g)	525	572	6.00%, 10/1/2037(g)	814	886
6.00%, 6/1/2037(g)	418	455	6.00%, 10/1/2037(g)	13	14
6.00%, 6/1/2037(g)	38	41	6.00%, 10/1/2037(g)	2,004	2,180
6.00%, 6/1/2037(g)	312	340	6.00%, 10/1/2037(g)	2,047	2,226
6.00%, 6/1/2037(g)	460	501	6.00%, 10/1/2037(g)	318	346
6.00%, 6/1/2037(g)	14	15	6.00%, 10/1/2037(g)	385	419
6.00%, 7/1/2037(g)	575	625	6.00%, 10/1/2037(g)	405	441
6.00%, 7/1/2037(g)	116	126	6.00%, 10/1/2037(g)	3,553	3,865
6.00%, 7/1/2037(g)	7	7	6.00%, 10/1/2037(g)	600	652
6.00%, 7/1/2037(g)	12	13	6.00%, 10/1/2037(g)	1,490	1,621
6.00%, 7/1/2037(g)	1,808	1,967	6.00%, 10/1/2037(g)	388	423
6.00%, 7/1/2037(g)	1,362	1,482	6.00%, 10/1/2037(g)	273	297
6.00%, 7/1/2037(g)	14	16	6.00%, 10/1/2037(e),(g)	30,865	33,576
6.00%, 7/1/2037(g)	130	141	6.00%, 10/1/2037(g)	11,566	12,582
6.00%, 7/1/2037(g)	326	355	6.00%, 10/1/2037(g)	554	603
6.00%, 7/1/2037(g)	13	14	6.00%, 10/1/2037(g)	637	693
6.00%, 7/1/2037(g)	384	418	6.00%, 10/1/2037(g)	16	18
6.00%, 7/1/2037(g)	414	451	6.00%, 11/1/2037(g)	554	603
6.00%, 7/1/2037(g)	46	50	6.00%, 11/1/2037(g)	11	12
6.00%, 7/1/2037(g)	110	120	6.00%, 11/1/2037(g)	982	1,068
6.00%, 7/1/2037(g)	845	919	6.00%, 11/1/2037(g)	294	320
6.00%, 7/1/2037(g)	740	805	6.00%, 11/1/2037(g)	99	108
6.00%, 7/1/2037(g)	64	70	6.00%, 11/1/2037(g)	511	556
6.00%, 7/1/2037(g)	206	224	6.00%, 11/1/2037(g)	146	159
6.00%, 8/1/2037(g)	379	412	6.00%, 11/1/2037(g)	17	18
6.00%, 8/1/2037(g)	685	745	6.00%, 11/1/2037(g)	2,108	2,293
6.00%, 8/1/2037(g)	13	15	6.00%, 11/1/2037(g)	627	682
6.00%, 8/1/2037(g)	13,428	14,607	6.00%, 11/1/2037(g)	8,168	8,886
6.00%, 8/1/2037(g)	270	294	6.00%, 11/1/2037(g)	535	582
6.00%, 8/1/2037(g)	605	658	6.00%, 11/1/2037(g)	258	281
6.00%, 8/1/2037(g)	1,890	2,056	6.00%, 11/1/2037(g)	486	529
6.00%, 8/1/2037(g)	486	529	6.00%, 11/1/2037(g)	12	13
6.00%, 8/1/2037(g)	214	233	6.00%, 11/1/2037(g)	783	852
6.00%, 8/1/2037(g)	312	339	6.00%, 11/1/2037(g)	628	683
6.00%, 8/1/2037(g)	316	343	6.00%, 11/1/2037(g)	42	46
6.00%, 8/1/2037(g)	19	20	6.00%, 11/1/2037(g)	192	209
6.00%, 8/1/2037(g)	403	439	6.00%, 11/1/2037(g)	482	524
6.00%, 8/1/2037(g)	230	250	6.00%, 11/1/2037(g)	165	179
6.00%, 8/1/2037(g)	240	261	6.00%, 11/1/2037(g)	14	15
6.00%, 9/1/2037(g)	171	186	6.00%, 11/1/2037(g)	771	839
6.00%, 9/1/2037(g)	352	383	6.00%, 11/1/2037(g)	240	262
6.00%, 9/1/2037(g)	11	12	6.00%, 11/1/2037(g)	270	294
6.00%, 9/1/2037(g)	2,027	2,205	6.00%, 11/1/2037(g)	247	268
6.00%, 9/1/2037(g)	33	36	6.00%, 11/1/2037(g)	481	524
6.00%, 9/1/2037(g)	610	664	6.00%, 12/1/2037(g)	168	183
6.00%, 9/1/2037(g)	6,857	7,459	6.00%, 12/1/2037(g)	60	65
6.00%, 9/1/2037(g)	14	15	6.00%, 12/1/2037(g)	1,061	1,154
6.00%, 9/1/2037(g)	1,138	1,238	6.00%, 12/1/2037(g)	205	222
See accompanying notes			23

Schedule of Investments
Core Plus Bond Fund I
July 31, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			U.S. Treasury Inflation-Indexed Obligations (continued)
6.00%, 12/1/2037(g)	$ 586	$ 638	2.00%, 1/15/2026	$ 4,947	$ 5,180
6.00%, 12/1/2037(g)	8,414	9,153	2.38%, 1/15/2025	9,144	10,052
6.00%, 12/1/2037(g)	620	674	2.38%, 1/15/2027	22,071	24,188
6.00%, 12/1/2037(g)	877	954	2.50%, 1/15/2029	4,878	5,442
6.00%, 12/1/2037(g)	928	1,009			$ 54,568
6.00%, 12/1/2037(g)	502	546	TOTAL U.S. GOVERNMENT &
6.00%, 12/1/2037(g)	369	401	GOVERNMENT AGENCY OBLIGATIONS		$ 1,688,735
6.00%, 12/1/2037(g)	398	433		Maturity
6.00%, 12/1/2037(g)	2,741	2,982		Amount
6.00%, 12/1/2037(g)	132	144	REPURCHASE AGREEMENTS - 5.08%	(000's)	Value (000's)
6.00%, 12/1/2037(g)	420	457	U.S. Treasury - 5.08%
6.00%, 12/1/2037(g)	285	310	United States Treasury Repurchase Agreement;	$ 134,402	$ 134,400
6.00%, 1/1/2038(g)	599	651	0.22% dated 07/30/10 maturing 08/02/10
6.00%, 1/1/2038(g)	15	16	(collateralized by US Treasury Note;
6.00%, 1/1/2038(g)	712	775	$137,088,000; 8.13%; dated 05/15/21)
6.00%, 1/1/2038(g)	642	698	United States Treasury Repurchase Agreement;	11,000	11,000
6.00%, 1/1/2038(g)	294	320	0.22% dated 07/30/10 maturing 08/02/10
6.00%, 1/1/2038(g)	1,678	1,825	(collateralized by US Treasury Note;
6.00%, 1/1/2038(g)	12	13	$11,220,000; 5.38%; dated 02/15/31)
6.00%, 1/1/2038(g)	991	1,078			$ 145,400
6.00%, 1/1/2038(g)	925	1,006
6.00%, 1/1/2038(g)	178	193	TOTAL REPURCHASE AGREEMENTS		$ 145,400
6.00%, 1/1/2038(g)	280	305	Total Investments		$ 3,105,071
6.00%, 2/1/2038(g)	659	717	Liabilities in Excess of Other Assets, Net - (8.57)%		$ (245,109)
6.00%, 2/1/2038(g)	33	36	TOTAL NET ASSETS - 100.00%		$ 2,859,962
6.00%, 2/1/2038(g)	486	529
6.00%, 3/1/2038(g)	103	112	(a)	Market value is determined in accordance with procedures established in
6.00%, 3/1/2038(g)	1,654	1,798	good faith by the Board of Directors. At the end of the period, the value of
6.00%, 9/1/2038(g)	4,699	5,111	these securities totaled $22,299 or 0.78% of net assets.
		$ 551,137	(b)	Security exempt from registration under Rule 144A of the Securities Act of
U.S. Treasury - 28.34%			1933. These securities may be resold in transactions exempt from
0.63%, 6/30/2012	26,400	26,445	registration, normally to qualified institutional buyers. Unless otherwise
1.00%, 7/15/2013	25,740	25,871	indicated, these securities are not considered illiquid. At the end of the
1.13%, 6/15/2013	47,800	48,248	period, the value of these securities totaled $389,822 or 13.63% of net
1.38%, 3/15/2013	8,800	8,949	assets.
1.38%, 5/15/2013	31,800	32,337	(c)	Variable Rate. Rate shown is in effect at July 31, 2010.
1.75%, 7/31/2015	17,000	17,125	(d) Security is Illiquid
1.88%, 6/30/2015	65,500	66,467	(e)	Security or a portion of the security was pledged to cover margin
2.13%, 5/31/2015	48,300	49,647	requirements for futures contracts. At the end of the period, the value of
2.25%, 1/31/2015	100	104	these securities totaled $8,730 or 0.31% of net assets.
2.38%, 8/31/2014	400	418	(f) Rate shown is the discount rate.
2.38%, 10/31/2014	100	104	(g)	This entity was put into conservatorship by the US Government in 2008.
2.38%, 7/31/2017	54,200	54,471	See Notes to Financial Statements for additional information.
2.50%, 4/30/2015	8,400	8,789	(h)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
2.50%, 6/30/2017(e),(i)	103,400	104,822	Notes to Financial Statements.
2.63%, 7/31/2014	200	211	(i)	Security or a portion of the security was pledged to cover margin
2.63%, 12/31/2014	200	211	requirements for swap and/or swaption contracts. At the end of the period,
2.75%, 10/31/2013	800	847	the value of these securities totaled $4,881 or 0.17% of net assets.
2.75%, 5/31/2017	56,900	58,607
2.75%, 2/15/2019	24,600	24,769
3.13%, 4/30/2017	35,100	37,009
3.13%, 5/15/2019	6,500	6,697	Unrealized Appreciation (Depreciation)
3.38%, 11/15/2019	19,400	20,225	The net federal income tax unrealized appreciation (depreciation) and federal tax
3.50%, 5/15/2020	43,800	45,997	cost of investments held as of the period end were as follows:
3.63%, 8/15/2019	75,400	80,372
3.63%, 2/15/2020	57,400	60,929	Unrealized Appreciation		$ 102,677
4.38%, 2/15/2038	2,100	2,249	Unrealized Depreciation		(3,668)
4.38%, 11/15/2039(e)	2,200	2,349	Net Unrealized Appreciation (Depreciation)		$ 99,009
4.38%, 5/15/2040	1,700	1,817	Cost for federal income tax purposes		$ 3,006,062
8.75%, 5/15/2020	10,700	16,068	All dollar amounts are shown in thousands (000's)
8.75%, 8/15/2020	5,500	8,286
		$ 810,440
U.S. Treasury Bill - 0.07%
0.15%, 8/19/2010(f),(i)	390	390
0.16%, 8/26/2010(e),(f),(i)	1,298	1,298
0.17%, 8/5/2010(f),(i)	280	280
		$ 1,968
U.S. Treasury Inflation-Indexed Obligations - 1.91%
1.75%, 1/15/2028	9,685	9,706
See accompanying notes			24

Schedule of Investments
Core Plus Bond Fund I
July 31, 2010 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Government	40.21%
Mortgage Securities	31.37%
Financial	30.13%
Consumer, Non-cyclical	1.44%
Energy	1.43%
General Obligation	1.32%
Revenue	1.23%
Asset Backed Securities	0.54%
Utilities	0.34%
Basic Materials	0.29%
Communications	0.14%
Industrial	0.07%
Insured	0.03%
Consumer, Cyclical	0.03%
Liabilities in Excess of Other Assets, Net	(8.57)%
TOTAL NET ASSETS	100.00%

Credit Default Swaps

						Unrealized/
		Buy/Sell	(Pay)/Receive Expiration		Notional	Appreciation
Counterparty (Issuer)	Reference Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)
Bank of America NA	Berkshire Hathaway Finance Corp; 4.63%;	Sell	1.00%	03/20/2015	$ 2,200	$ (40)
	10/15/2013
Bank of America NA	Japanese Govt Bond (20Y); 2.00%;	Sell	1.00%	03/20/2015	500	3
	03/21/2022
Bank of America NA	France (Govt of) OAT BD; 4.25%;	Sell	0.25%	03/20/2015	1,000	(2)
	04/25/2019
Barclays Bank PLC	United Mexican States; 7.50%; 04/08/2033	Sell	1.00%	03/20/2015	1,500	23
Barclays Bank PLC	Republic of Brazil Global Bond; 12.25%;	Sell	1.00%	06/20/2015	500	3
	03/06/2030
Barclays Bank PLC	Citigroup Inc; 6.50%; 01/18/2011	Sell	1.00%	03/20/2011	400	1
Citibank NA	Republic of Brazil Global Bond; 12.25%;	Sell	1.00%	06/20/2015	1,000	19
	03/06/2030
Citibank NA	United Mexican States; 7.50%; 04/08/2033	Sell	1.00%	03/20/2015	1,500	24
Citibank NA	France (Govt of) OAT BD; 4.25%;	Sell	0.25%	03/20/2015	1,400	(4)
	04/25/2019
Deutsche Bank AG	General Electric Capital Corp; 5.63%;	Sell	4.75%	12/20/2013	100	10
	09/15/2017
Deutsche Bank AG	UK Gilt; 4.25%; 6/07/2032	Sell	1.00%	12/20/2014	200	3
Deutsche Bank AG	United Mexican States; 7.50%; 04/08/2033	Sell	1.00%	03/20/2015	800	13
Deutsche Bank AG	SLM Corp; 5.13%; 08/27/2012	Sell	5.00%	09/20/2010	100	1
Deutsche Bank AG	Republic of Brazil Global Bond; 12.25%;	Sell	1.00%	06/20/2015	600	1
	03/06/2030
Deutsche Bank AG	General Electric Capital Corp; 5.63%;	Sell	4.23%	12/20/2013	800	63
	09/15/2017
Deutsche Bank AG	General Electric Capital Corp; 5.63%;	Sell	4.90%	12/20/2013	300	30
	09/15/2017
Deutsche Bank AG	General Electric Capital Corp; 5.63%;	Sell	4.30%	12/20/2013	300	24
	09/15/2017
Deutsche Bank AG	Japanese Govt Bond (20Y); 2.00%;	Sell	1.00%	03/20/2015	1,000	5
	03/21/2022
Deutsche Bank AG	Republic of Indonesia; 6.75%; 03/10/2014	Sell	1.00%	09/20/2015	500	(1)
Goldman Sachs International	France (Govt of) OAT BD; 4.25%;	Sell	0.25%	03/20/2015	900	(2)
	04/25/2019
Goldman Sachs International	Republic of Brazil Global Bond; 12.25%;	Sell	1.00%	06/20/2015	500	2
	03/06/2030
Goldman Sachs International	Berkshire Hathaway Finance Corp; 4.63%;	Sell	1.00%	03/20/2015	1,100	(20)
	10/15/2013
Goldman Sachs International	UK GILT; 4.25%; 06/07/2032	Sell	1.00%	06/20/2015	12,300	149
Goldman Sachs International	Citigroup Inc; 6.50%; 01/18/2011	Sell	1.00%	03/20/2011	500	1
HSBC Bank USA, N.A.	Republic of Brazil Global Bond; 12.25%;	Sell	1.00%	06/20/2015	1,900	35
	03/06/2030
HSBC Bank USA, N.A.	Republic of Brazil Global Bond; 12.25%;	Sell	1.00%	06/20/2015	2,100	5
	03/06/2030
HSBC Bank USA, N.A.	Republic of Brazil Global Bond; 12.25%;	Sell	1.00%	06/20/2015	4,400	12
	03/06/2030
Morgan Stanley Capital Services Inc	Citigroup Inc; 6.50%; 01/18/2011	Sell	1.00%	06/20/2011	400	—
Morgan Stanley Capital Services Inc	Citigroup Inc; 6.50%; 01/18/2011	Sell	1.00%	06/20/2011	500	—
Morgan Stanley Capital Services Inc	Republic of Brazil Global Bond; 12.25%;	Sell	1.00%	06/20/2015	600	1
	03/06/2030

See accompanying notes		25

Schedule of Investments
Core Plus Bond Fund I
July 31, 2010 (unaudited)

Credit Default Swaps (continued)

								Unrealized/
			Buy/Sell		(Pay)/Receive Expiration	Notional		Appreciation
Counterparty (Issuer)	Reference Entity		Protection	Fixed Rate	Date	Amount		(Depreciation)
Royal Bank of Scotland PLC	United Mexican States; 7.50%; 04/08/2033		Sell	1.00%	09/20/2015	$ 2,100		$ 8
Royal Bank of Scotland PLC	France (Govt of) OAT BD; 4.25%;		Sell	0.25%	03/20/2015		1,400	(3)
	04/25/2019
UBS AG Stamford	Berkshire Hathaway Finance Corp; 4.63%;		Sell	1.00%	03/20/2015		1,100	(20)
	10/15/2013
UBS AG Stamford	Citigroup Inc; 6.50%; 01/18/2011		Sell	1.00%	03/20/2011		1,200	2

All dollar amounts are shown in thousands (000's)

Foreign Currency Contracts

Foreign Currency Purchase								Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Accept In Exchange For			Value		Appreciation/(Depreciation)
Australian Dollar	Barclays Capital	08/31/2010	2,002,292 $		1,800	$ 1,804	$ 4
Australian Dollar	RBC Dominion Securities	08/31/2010	2,003,049		1,800	1,805		5
Brazilian Real	Goldman Sachs	08/03/2010	25,828,352		14,185	14,685		500
Brazilian Real	HSBC Securities Inc	10/04/2010	23,767,390		13,200	13,339		139
Brazilian Real	JP Morgan Securities	10/04/2010	25,828,352		14,377	14,496		119
Brazilian Real	Royal Bank of Scotland	10/04/2010	7,891,340		4,400	4,429		29
Euro	Citigroup Global Markets	08/24/2010	33,992,000		41,971	44,292		2,321
Euro	Morgan Stanley & Company	08/24/2010	157,000		200	205		5
Indonesia Rupiah	Barclays Capital	11/24/2010	3,616,010,000		370	397		27
Indonesia Rupiah	Citigroup Global Markets	10/07/2010	17,384,293,000		1,720	1,922		202
Indonesia Rupiah	Citigroup Global Markets	11/24/2010	3,600,100,000		370	395		25
Indonesia Rupiah	HSBC Securities Inc	11/24/2010	5,113,815,000		533	561		28
Indonesia Rupiah	JP Morgan Securities	04/15/2011	3,692,000,000		400	401		1
Indonesia Rupiah	Morgan Stanley & Company	04/15/2011	921,000,000		100	100		—
Indonesia Rupiah	Royal Bank of Scotland	11/24/2010	5,469,000,000		600	600		—
Indonesia Rupiah	Royal Bank of Scotland	10/07/2010	2,644,200,000		260	292		32
Indonesia Rupiah	UBS Securities	10/07/2010	4,569,318,000		460	505		45
Japanese Yen	Citigroup Global Markets	09/14/2010	304,386,000		3,500	3,525		25
Korean Won	Banc of America Securities	11/12/2010	413,282,400		350	350		—
Korean Won	Barclays Capital	11/12/2010	772,226,000		658	655		(3)
Korean Won	Barclays Capital	08/27/2010	1,826,585,000		1,533	1,545		12
Korean Won	Citigroup Global Markets	11/12/2010	1,770,919,774		1,521	1,502		(19)
Korean Won	Deutsche Bank Securities	11/12/2010	290,650,000		250	247		(3)
Korean Won	Goldman Sachs	11/12/2010	152,490,000		130	129		(1)
Korean Won	JP Morgan Securities	11/12/2010	2,787,468,200		2,449	2,364		(85)
Korean Won	Morgan Stanley & Company	11/12/2010	564,039,000		490	478		(12)
Korean Won	Morgan Stanley & Company	08/27/2010	1,193,586,000		1,014	1,010		(4)
Malaysian Ringgit	Barclays Capital	10/12/2010	4,250,027		1,251	1,331		80
Malaysian Ringgit	Citigroup Global Markets	10/12/2010	4,847,719		1,439	1,518		79
Malaysian Ringgit	Deutsche Bank Securities	10/12/2010	1,935,000		595	606		11
Mexican Peso	Citigroup Global Markets	09/24/2010	1,110,000		87	87		—
Mexican Peso	Deutsche Bank Securities	09/24/2010	4,133,395		323	325		2
Mexican Peso	UBS Securities	09/24/2010	65,752,077		5,090	5,170		80
Philippine Peso	Barclays Capital	11/15/2010	2,970,000		64	65		1
Philippine Peso	Citigroup Global Markets	11/15/2010	9,587,400		207	208		1
Philippine Peso	Deutsche Bank Securities	11/15/2010	2,840,000		61	62		1
Singapore Dollar	Barclays Capital	09/16/2010	983,785		702	723		21
Singapore Dollar	Citigroup Global Markets	09/16/2010	731,284		520	538		18
Singapore Dollar	Goldman Sachs	09/16/2010	629,703		447	463		16

Foreign Currency Sale								Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Deliver In Exchange For			Value		Appreciation/(Depreciation)
Brazilian Real	JP Morgan Securities	08/03/2010	25,828,352 $		14,576	$ 14,685	$ (109)
British Pound	Banc of America Securities	09/23/2010	14,991,000		22,217	23,514		(1,297)
Canadian Dollar	Goldman Sachs	08/16/2010	10,109,000		9,498	9,833		(335)
Euro	Barclays Capital	10/26/2010	89,274,000	114,449	116,300			(1,851)
Japanese Yen	HSBC Securities Inc	08/23/2010	1,417,677,000		16,026	16,414		(388)
Japanese Yen	Morgan Stanley & Company	08/23/2010	1,835,425,000		21,078	21,251		(173)
Korean Won	Barclays Capital	11/12/2010	273,373,774		226	232		(6)
Korean Won	Citigroup Global Markets	11/12/2010	4,585,990,000		3,715	3,889		(174)
Korean Won	JP Morgan Securities	11/12/2010	1,747,100,000		1,413	1,481		(68)
Korean Won	Royal Bank of Scotland	11/12/2010	122,820,000		101	104		(3)
Singapore Dollar	Deutsche Bank Securities	09/16/2010	2,344,772		1,677	1,725		(48)
Swiss Franc	Citigroup Global Markets	09/21/2010	9,698,000		8,625	9,317		(692)

All dollar amounts are shown in thousands (000's)

See accompanying notes			26

Schedule of Investments
Core Plus Bond Fund I
July 31, 2010 (unaudited)

Futures Contracts

								Unrealized
Type		Long/Short	Contracts	Notional Value		Current Market Value		Appreciation/(Depreciation)
90 day Eurodollar; December 2010		Long		1,125	$ 277,998	$ 279,998		$ 2,000
90 day Eurodollar; June 2011		Long		478	118,600		118,753	153
90 day Eurodollar; March 2011		Long		1,543	381,862		383,783	1,921
90 day Eurodollar; September 2011		Long		83	20,566		20,589	23
US 10 Year Note; September 2010		Long		3,652	439,371		452,163	12,792
US 2 Year Note; September 2010		Long		279	60,809		61,136	327
US 5 Year Note; September 2010		Long		455	53,538		54,522	984
								$ 18,200

All dollar amounts are shown in thousands (000's)

Interest Rate Swaps

		(Pay)/Receive					Notional /Principal	Unrealized
Counterparty (Issuer)	Floating Rate Index	Floating Rate		Fixed Rate Expiration Date Currency			Amount	Appreciation/(Depreciation)
Barclays Bank PLC	MXN-TIIE-Banxico 28 day		Pay	7.34%	01/28/2015	MXN	$ 315,000	$ 1,247
	Rate
Citibank NA	MXN-TIIE-Banxico 28 day		Pay	7.33%	01/28/2015	MXN	136,000	538
	Rate
Barclays Bank PLC	Brazil Cetip Interbank		Pay	12.29%	01/02/2013	BRL	35,100	277
	Deposit Rate
HSBC Bank USA, N.A.	MXN-TIIE-Banxico 28 day		Pay	7.33%	01/28/2015	MXN	30,000	105
	Rate
Goldman Sachs Bank USA	Brazil Cetip Interbank		Pay	10.99%	01/02/2012	BRL	6,500	28
	Deposit Rate
UBS AG Stamford	Brazil Cetip Interbank		Pay	11.42%	01/02/2012	BRL	5,000	20
	Deposit Rate
HSBC Bank USA, N.A.	Brazil Cetip Interbank		Pay	11.36%	01/02/2012	BRL	74,400	568
	Deposit Rate
Merrill Lynch Capital Services Brazil Cetip Interbank			Pay	10.99%	01/02/2012	BRL	18,800	85
Inc	Deposit Rate
HSBC Bank USA, N.A.	Brazil Cetip Interbank		Pay	12.54%	01/02/2014	BRL	30,300	371
	Deposit Rate
Goldman Sachs Bank USA	Brazil Cetip Interbank		Pay	12.65%	01/02/2014	BRL	7,300	54
	Deposit Rate
Barclays Bank PLC	Brazil Cetip Interbank		Pay	10.84%	01/02/2012	BRL	1,200	5
	Deposit Rate
HSBC Bank USA, N.A.	Brazil Cetip Interbank		Pay	11.14%	01/02/2012	BRL	3,500	20
	Deposit Rate
Morgan Stanley Capital	3 Month LIBOR		Pay	4.00%	06/16/2017	USD	900	49
Services Inc
Royal Bank of Scotland PLC	3 Month LIBOR		Pay	4.00%	06/16/2017	USD	5,000	300
Morgan Stanley Capital	Brazil Cetip Interbank		Pay	12.51%	01/02/2014	BRL	19,800	243
Services Inc	Deposit
HSBC Bank USA, N.A.	Brazil Cetip Interbank		Pay	12.30%	01/02/2013	BRL	2,300	16
	Deposit
Royal Bank of Scotland PLC	USD-LIBOR-BBA-		Pay	4.00%	12/15/2020	USD	20,800	539
	Bloomberg 3M
HSBC Bank USA, N.A.	Brazil Cetip Interbank		Pay	11.88%	01/02/2013	BRL	5,500	25
	Deposit
Morgan Stanley Capital	Brazil Cetip Interbank		Pay	11.98%	01/02/2013	BRL	4,400	19
Services Inc	Deposit
Morgan Stanley Capital	Brazil Cetip Interbank		Pay	11.63%	01/02/2012	BRL	25,700	115
Services Inc	Deposit
Bank of America NA	6MEUR-EURIBOR-		Pay	2.00%	09/15/2015	EUR	25,400	(90)
	Act/365-Bloomber
Morgan Stanley Capital	6MEUR-EURIBOR-		Pay	2.00%	09/15/2015	EUR	21,200	(115)
Services Inc	Act/365-Bloomber
Morgan Stanley Capital	Brazil Cetip Interbank		Pay	11.89%	01/02/2014	BRL	16,800	21
Services Inc	Deposit
Royal Bank of Scotland PLC	Brazil Cetip Interbank		Pay	11.95%	01/02/2013	BRL	2,300	—
	Deposit
Barclays Bank PLC	Brazil Cetip Interbank		Pay	11.99%	01/02/2014	BRL	2,500	1
	Deposit
Goldman Sachs Bank USA	Brazil Cetip Interbank		Pay	11.89%	01/02/2013	BRL	43,200	211
	Deposit Rate
HSBC Bank USA, N.A.	Brazil Cetip Interbank		Pay	11.89%	01/02/2013	BRL	35,500	164
	Deposit Rate

See accompanying notes				27

Schedule of Investments
Core Plus Bond Fund I
July 31, 2010 (unaudited)

Interest Rate Swaps (continued)

(Pay)/Receive	Notional /Principal	Unrealized
Counterparty (Issuer)	Floating Rate Index	Floating Rate Fixed Rate Expiration Date Currency	Amount	Appreciation/(Depreciation)
UBS AG STAMFORD	Brazil Cetip Interbank	Pay	12.07%	01/02/2013	BRL	$ 5,800	$ 29
Deposit Rate
UBS AG Stamford	Brazil Cetip Interbank	Pay	12.25%	01/02/2014	BRL	7,100	49
Deposit Rate
Barclays Bank PLC	Brazil Cetip Interbank	Pay	11.91%	01/02/2013	BRL	26,700	121
Deposit Rate
Morgan Stanley Capital	Brazil Cetip Interbank	Pay	12.59%	01/02/2013	BRL	23,400	125
Services Inc	Deposit
Goldman Sachs Bank USA	Brazil Cetip Interbank	Pay	11.93%	01/02/2013	BRL	7,400	50
Deposit
Merrill Lynch Capital Services Brazil Cetip Interbank	Pay	11.90%	01/02/2013	BRL	42,100	168
Inc	Deposit
Royal Bank of Scotland PLC	Brazil Cetip Interbank	Pay	12.55%	01/02/2013	BRL	2,200	10
Deposit
Credit Suisse International	Brazil Cetip Interbank	Pay	12.48%	01/02/2013	BRL	2,000	9
Deposit
Royal Bank of Scotland PLC	Brazil Cetip Interbank	Pay	12.08%	01/02/2012	BRL	4,300	21
Deposit

All dollar amounts are shown in thousands (000's)

Interest Rate Swaptions

Pay/Receive Exercise Expiration	Notional
Written Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index Floating Rate Rate	Date	Amount	Premium Value
Call - 10 Year Interest Rate Swap	Citibank NA	3 Month LIBOR	Receive	3.25%	08/31/2010	$ 20,700	$ 24 $	(629)
Call - 10 Year Interest Rate Swap	Goldman Sachs Bank USA	3 Month LIBOR	Receive	3.25%	08/31/2010	39,400	70	(1,196)
Call - 10 Year Interest Rate Swap	Deutsche Bank AG	3 Month LIBOR	Receive	3.50%	08/31/2010	3,800	9	(196)
Call - 10 Year Interest Rate Swap	Royal Bank of Scotland PLC	3 Month LIBOR	Receive	3.50%	08/31/2010	27,000	49	(1,390)
Call - 10 Year Interest Rate Swap	Goldman Sachs Bank USA	3 Month LIBOR	Receive	3.25%	10/29/2010	7,900	12	(241)
Call - 10 Year Interest Rate Swap	Morgan Stanley Capital	3 Month LIBOR	Receive	3.50%	08/31/2010	17,600	21	(906)
Services Inc
Call - 10 Year Interest Rate Swap	Citibank NA	3 Month LIBOR	Receive	3.25%	10/29/2010	2,800	5	(85)
Call - 10 Year Interest Rate Swap	Bank of America NA	3 Month LIBOR	Receive	3.25%	08/31/2010	59,700	36	(1,813)
Call - 10 Year Interest Rate Swap	Barclays Bank PLC	3 Month LIBOR	Receive	3.25%	08/31/2010	64,100	41	(1,946)
Call - 10 Year Interest Rate Swap	Morgan Stanley Capital	3 Month LIBOR	Receive	3.25%	10/29/2010	3,300	8	(100)
Services Inc
Call - 10 Year Interest Rate Swap	Deutsche Bank AG	3 Month LIBOR	Receive	3.25%	08/31/2010	3,400	2	(103)
Put - 10 Year Interest Rate Swap	Morgan Stanley Capital	3 Month LIBOR	Receive	10.00%	07/10/2012	12,900	57	(3)
Services Inc
Put - 10 Year Interest Rate Swap	Morgan Stanley Capital	3 Month LIBOR	Receive	4.50%	08/31/2010	17,600	28	—
Services Inc
Put - 10 Year Interest Rate Swap	Goldman Sachs Bank USA	3 Month LIBOR	Receive	4.75%	08/31/2010	10,200	17	—
Put - 10 Year Interest Rate Swap	Barclays Bank PLC	3 Month LIBOR	Receive	4.75%	08/31/2010	64,100	64	—
Put - 10 Year Interest Rate Swap	Citibank NA	3 Month LIBOR	Receive	5.00%	10/29/2010	2,800	5	—
Put - 10 Year Interest Rate Swap	Morgan Stanley Capital	3 Month LIBOR	Receive	5.00%	10/29/2010	3,300	10	—
Services Inc
Put - 10 Year Interest Rate Swap	Bank of America NA	3 Month LIBOR	Receive	4.75%	08/31/2010	59,700	79	—
Put - 10 Year Interest Rate Swap	Deutsche Bank AG	3 Month LIBOR	Receive	4.75%	08/31/2010	3,400	6	—
Put - 10 Year Interest Rate Swap	Deutsche Bank AG	3 Month LIBOR	Receive	4.00%	06/13/2011	3,900	51	(44)
Put - 10 Year Interest Rate Swap	Citibank NA	3 Month LIBOR	Receive	4.50%	08/31/2010	20,700	19	—
Put - 10 Year Interest Rate Swap	Deutsche Bank AG	3 Month LIBOR	Receive	4.50%	08/31/2010	3,800	4	—
Put - 10 Year Interest Rate Swap	Goldman Sachs Bank USA	3 Month LIBOR	Receive	5.00%	10/29/2010	7,900	17	—
Put - 10 Year Interest Rate Swap	Royal Bank of Scotland PLC	3 Month LIBOR	Receive	6.00%	08/31/2010	22,000	16	—
Put - 10 Year Interest Rate Swap	Bank of America NA	3 Month LIBOR	Receive	4.00%	06/13/2011	7,800	104	(89)
Put - 10 Year Interest Rate Swap	Royal Bank of Scotland PLC	3 Month LIBOR	Receive	4.50%	08/31/2010	27,000	34	—
Put - 10 Year Interest Rate Swap	Royal Bank of Scotland PLC	3 Month LIBOR	Receive	4.00%	06/13/2011	8,900	122	(101)
Put - 10 Year Interest Rate Swap	Goldman Sachs Bank USA	3 Month LIBOR	Receive	4.50%	08/31/2010	39,400	37	—
Put - 10 Year Interest Rate Swap	Barclays Bank PLC	3 Month LIBOR	Receive	4.00%	06/13/2011	4,200	57	(48)
Put - 10 Year Interest Rate Swap	Goldman Sachs Bank USA	3 Month LIBOR	Receive	4.00%	06/13/2011	3,900	52	(44)
Put - 3 Year Interest Rate Swap	Bank of America NA	3 Month LIBOR	Receive	3.00%	06/18/2012	29,300	326	(271)
Put - 3 Year Interest Rate Swap	Deutsche Bank AG	3 Month LIBOR	Receive	3.00%	06/18/2012	26,300	285	(243)
Put - 3 Year Interest Rate Swap	Royal Bank of Scotland PLC	3 Month LIBOR	Receive	3.00%	06/18/2012	29,000	319	(268)
Put - 3 Year Interest Rate Swap	Citibank NA	3 Month LIBOR	Receive	3.00%	06/18/2012	30,900	341	(286)
Put - 5 Year Interest Rate Swap	Citibank NA	3 Month LIBOR	Receive	3.25%	07/16/2012	23,600	574	(507)
Put - 5 Year Interest Rate Swap	Royal Bank of Scotland PLC	3 Month LIBOR	Receive	3.25%	07/16/2012	7,800	193	(168)
Put - 5 Year Interest Rate Swap	Morgan Stanley Capital	3 Month LIBOR	Receive	4.00%	12/01/2010	74,300	211	(4)
Services Inc

All dollar amounts are shown in thousands (000's)

See accompanying notes	28

Schedule of Investments
Core Plus Bond Fund I
July 31, 2010 (unaudited)

Options

Written Options Outstanding		Exercise Price Expiration Date		Contracts	Premium			Value
Call - U.S. Treasury 10 Year Note Future; September 2010		$122.00	08/27/2010	41 $		8	$ (82)
Call - U.S. Treasury 10 Year Note Future; September 2010		$120.00	08/27/2010	97		17		(373)
Call - U.S. Treasury 10 Year Note Future; September 2010		$124.50	08/27/2010	52		9		(28)
Put - Eurodollar Future; September 2011		$97.38	09/10/2010	2,592		192		(16)
Put - U.S. Treasury 10 Year Note Future; September 2010		$114.00	08/27/2010	139		20		(2)
Put - U.S. Treasury 10 Year Note Future; September 2010		$117.00	08/27/2010	41		12		(1)
Put - U.S. Treasury 10 Year Note Future; September 2010		$120.00	08/27/2010	101		20		(3)

All dollar amounts are shown in thousands (000's)

Inflation Floor

		Strike			Notional
Description	Counterparty (Issuer) Index	Exercise Index		Expiration Date	Amount	Premium		Value
Floor - US CPI Urban Consumers NSA	Deutsche Bank AG	$ 215.95	Max of $0 or (0-	03/10/2020 $	1,800	$ 13 $		(21)
index		(Index Final/Index
			Initial - 1))
Floor - US CPI Urban Consumers NSA	Citibank NA	$ 215.95	Max of $0 or (0-	03/12/2020	5,200		42	(64)
index		(Index Final/Index
			Initial - 1))
Floor - US CPI Urban Consumers NSA	Citibank NA	$ 216.69	Max of $0 or (0-	04/07/2020	12,500		108	(156)
Index		(Index Final/Index
			Initial - 1))

All dollar amounts are shown in thousands (000's)

Short Sales Outstanding

Security Description		Asset Type			Shares/Principal		Value
Fannie Mae Pool 6%, 8/1/2040		U.S. Government & Government Agency Obligations			$ 93,000		$ 100,978

All dollar amounts are shown in thousands (000's)

See accompanying notes			29

Schedule of Investments
Disciplined LargeCap Blend Fund
July 31, 2010 (unaudited)

COMMON STOCKS - 99.52%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 1.03%			Food (continued)
Omnicom Group Inc	221,176 $	8,241	Hershey Co/The	158,729 $	7,460
			SUPERVALU Inc	356,504	4,022
Aerospace & Defense - 0.48%				$ 16,413
Northrop Grumman Corp	64,741	3,796	Forest Products & Paper - 0.78%
			International Paper Co	256,193	6,200
Agriculture - 3.36%
Altria Group Inc	852,482	18,891	Healthcare - Products - 1.11%
Lorillard Inc	104,972	8,003	St Jude Medical Inc (a)	241,166	8,868
	$ 26,894
Automobile Manufacturers - 0.93%			Healthcare - Services - 3.01%
Ford Motor Co (a)	579,236	7,397	Coventry Health Care Inc (a)	222,519	4,413
			Health Management Associates Inc (a)	688,583	4,930
Banks - 5.79%			UnitedHealth Group Inc	482,097	14,680
Bank of America Corp	549,618	7,717		$ 24,023
Comerica Inc	145,224	5,571	Insurance - 4.74%
Goldman Sachs Group Inc/The	18,169	2,740	Allied World Assurance Co Holdings Ltd	83,738	4,172
JP Morgan Chase & Co	153,983	6,202	Assurant Inc	114,939	4,286
PNC Financial Services Group Inc	130,157	7,730	Berkshire Hathaway Inc (a)	86,331	6,744
Wells Fargo & Co	587,456	16,290	Chubb Corp	138,750	7,303
	$ 46,250		Prudential Financial Inc	130,640	7,484
Biotechnology - 1.73%			Unum Group	346,639	7,910
Amgen Inc (a)	253,574	13,827		$ 37,899
			Internet - 0.06%
Chemicals - 1.90%			Google Inc (a)	944	458
Ashland Inc	62,040	3,155
EI du Pont de Nemours & Co	131,392	5,344	Machinery - Construction & Mining - 0.41%
Lubrizol Corp	71,554	6,689	Joy Global Inc	55,589	3,300
	$ 15,188
Commercial Services - 0.46%			Media - 2.26%
Total System Services Inc	246,234	3,671	DIRECTV (a)	219,270	8,148
			News Corp - Class A	759,757	9,915
Computers - 5.80%				$ 18,063
Apple Inc (a)	46,646	12,000	Metal Fabrication & Hardware - 0.44%
Dell Inc (a)	744,872	9,862	Timken Co	104,694	3,520
EMC Corp/Massachusetts (a)	561,842	11,119
Hewlett-Packard Co	263,390	12,126	Mining - 1.35%
IBM Corp	10,086	1,295	Freeport-McMoRan Copper & Gold Inc	150,887	10,795
	$ 46,402
Consumer Products - 1.49%			Miscellaneous Manufacturing - 7.42%
Jarden Corp	62,128	1,799	3M Co	183,822	15,724
Kimberly-Clark Corp	157,116	10,074	Dover Corp	187,375	8,989
	$ 11,873		General Electric Co	1,559,365	25,137
Cosmetics & Personal Care - 2.40%			Illinois Tool Works Inc	218,146	9,489
Procter & Gamble Co	313,774	19,191		$ 59,339
			Office & Business Equipment - 0.31%
Diversified Financial Services - 3.27%			Xerox Corp	256,710	2,500
American Express Co	332,655	14,850
Ameriprise Financial Inc	192,953	8,179	Oil & Gas - 9.66%
Charles Schwab Corp/The	211,407	3,127	Anadarko Petroleum Corp	121,511	5,973
	$ 26,156		Chevron Corp	362,292	27,610
Electric - 3.76%			Devon Energy Corp	202,633	12,663
DTE Energy Co	95,916	4,428	Exxon Mobil Corp	285,951	17,066
OGE Energy Corp	98,331	3,898	Marathon Oil Corp	244,454	8,177
Pinnacle West Capital Corp	168,770	6,428	Rowan Cos Inc (a)	128,523	3,246
Progress Energy Inc	261,842	11,026	Sunoco Inc	69,462	2,478
Westar Energy Inc	180,452	4,309		$ 77,213
	$ 30,089		Oil & Gas Services - 0.92%
Electrical Components & Equipment - 0.47%			National Oilwell Varco Inc	188,332	7,375
Energizer Holdings Inc (a)	60,475	3,721
			Pharmaceuticals - 4.17%
Electronics - 1.17%			Abbott Laboratories	54,468	2,673
Garmin Ltd	89,940	2,564	AmerisourceBergen Corp	322,842	9,675
Thermo Fisher Scientific Inc (a)	123,568	5,543	Bristol-Myers Squibb Co	662,668	16,514
Thomas & Betts Corp (a)	30,876	1,224	Cephalon Inc (a)	79,236	4,497
	$ 9,331			$ 33,359
Environmental Control - 0.29%			REITS - 2.48%
Republic Services Inc	73,329	2,336	Digital Realty Trust Inc	63,851	4,036
			Equity Residential	134,611	6,172
Food - 2.05%			Host Hotels & Resorts Inc	266,448	3,821
Del Monte Foods Co	355,280	4,931

See accompanying notes			30

Schedule of Investments
Disciplined LargeCap Blend Fund
July 31, 2010 (unaudited)

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax
COMMON STOCKS (continued)	Shares Held Value (000's)		cost of investments held as of the period end were as follows:
REITS (continued)
Mack-Cali Realty Corp	179,915 $	5,797	Unrealized Appreciation	$ —
		$ 19,826	Unrealized Depreciation	(62,874)
Retail - 5.59%			Net Unrealized Appreciation (Depreciation)	$ (62,874)
Big Lots Inc (a)	137,675	4,724
			Cost for federal income tax purposes	$ 861,492
Gap Inc/The	427,825	7,748	All dollar amounts are shown in thousands (000's)
Starbucks Corp	423,869	10,533
TJX Cos Inc	75,167	3,121	Portfolio Summary (unaudited)
Wal-Mart Stores Inc	362,553	18,559	Sector	Percent
		$ 44,685	Consumer, Non-cyclical	19.28%
Semiconductors - 2.22%			Financial	16.67%
Atmel Corp (a)	700,819	3,665
			Technology	15.59%
Intel Corp	682,444	14,059	Industrial	11.86%
		$ 17,724	Energy	10.58%
Software - 7.26%			Communications	10.03%
Microsoft Corp (b)	1,129,341	29,148	Consumer, Cyclical	8.11%
Oracle Corp	904,640	21,386	Basic Materials	4.03%
Red Hat Inc (a)	234,256	7,531	Utilities	3.76%
		$ 58,065	Other Assets in Excess of Liabilities, Net	0.09%
Telecommunications - 6.68%			TOTAL NET ASSETS	100.00%
AT&T Inc	802,030	20,805
Cisco Systems Inc (a)	583,233	13,455
Motorola Inc (a)	1,104,856	8,276
Qwest Communications International Inc	1,348,078	7,630
Tellabs Inc	459,048	3,204
		$ 53,370
Toys, Games & Hobbies - 1.09%
Mattel Inc	411,351	8,704

Transportation - 1.18%
United Parcel Service Inc	145,091	9,431

TOTAL COMMON STOCKS		$ 795,493
	Maturity
	Amount
REPURCHASE AGREEMENTS - 0.39%	(000's)	Value (000's)
Banks - 0.39%
Investment in Joint Trading Account; Bank of	$ 815	$ 815
America Repurchase Agreement; 0.19%
dated 07/30/10 maturing 08/02/10
(collateralized by US Treasury Notes;
$831,071; 1.38% - 3.63%; dated 05/15/12 -
08/15/19)
Investment in Joint Trading Account; Credit Suisse	719	719
Repurchase Agreement; 0.20% dated
07/30/10 maturing 08/02/10 (collateralized by
US Treasury Note; $733,475; 2.00%; dated
11/30/13)
Investment in Joint Trading Account; Deutsche	815	815
Bank Repurchase Agreement; 0.19% dated
07/30/10 maturing 08/02/10 (collateralized by
Sovereign Agency Issues; $831,072; 0.00%;
dated 08/11/10 - 01/24/11)
Investment in Joint Trading Account; Morgan	777	776
Stanley Repurchase Agreement; 0.20% dated
07/30/10 maturing 08/02/10 (collateralized by
Sovereign Agency Issues; $792,152; 3.00% -
6.88%; dated 09/15/10 - 07/28/14)
		$ 3,125
TOTAL REPURCHASE AGREEMENTS		$ 3,125
Total Investments		$ 798,618
Other Assets in Excess of Liabilities, Net - 0.09%		$ 749
TOTAL NET ASSETS - 100.00%		$ 799,367

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $15,261 or 1.91% of net assets.

See accompanying notes			31

Schedule of Investments
Disciplined LargeCap Blend Fund
July 31, 2010 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts		Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500 eMini; September 2010	Long	30	$ 1,577		$ 1,648	$ 71
						$ 71
All dollar amounts are shown in thousands (000's)

See accompanying notes			32

Schedule of Investments
Diversified International Fund
July 31, 2010 (unaudited)

COMMON STOCKS - 97.84%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.02%			Banks (continued)
Havas SA	74,825 $	362	DBS Group Holdings Ltd	724,000 $	7,667
			DnB NOR ASA	926,244	11,503
Aerospace & Defense - 0.61%			FirstRand Ltd	991,057	2,751
Meggitt PLC	119,652	562	Gunma Bank Ltd/The	45,000	242
MTU Aero Engines Holding AG	52,491	3,053	HDFC Bank Ltd ADR	6,054	996
Saab AB	18,922	246	Home Capital Group Inc	9,700	433
Safran SA	228,691	6,172	HSBC Holdings PLC	2,521,538	25,560
	$ 10,033		ICICI Bank Ltd ADR	32,980	1,283
Agriculture - 0.71%			Industrial and Commercial Bank of China Ltd	5,002,000	3,819
British American Tobacco PLC	309,796	10,665	Industrial Bank of Korea	112,480	1,488
Golden Agri-Resources Ltd - Warrants (a)	761,164	62	Laurentian Bank of Canada	8,700	389
Souza Cruz SA	20,400	935	Lloyds Banking Group PLC (a)	10,039,559	10,911
	$ 11,662		Malayan Banking Bhd	1,248,900	3,039
Airlines - 0.46%			Mitsubishi UFJ Financial Group Inc	2,760,100	13,705
Air China Ltd (a)	1,562,000	1,792	National Australia Bank Ltd	364,472	8,286
Singapore Airlines Ltd	412,384	4,737	Nordea Bank AB	853,719	8,538
Turk Hava Yollari Anonium Ortakligi (a)	339,526	982	Royal Bank of Canada	73,200	3,825
	$ 7,511		Sberbank of Russian Federation	1,052,236	2,946
Apparel - 0.45%			Societe Generale	178,953	10,316
Gildan Activewear (a)	127,900	3,935	Standard Bank Group Ltd/South Africa	24,402	380
Yue Yuen Industrial Holdings Ltd	1,053,500	3,418	Standard Chartered PLC	585,503	16,923
	$ 7,353		State Bank of India Ltd	8,721	938
Automobile Manufacturers - 3.49%			Sumitomo Mitsui Financial Group Inc	279,100	8,645
Daimler AG (a)	271,878	14,579	Sumitomo Trust & Banking Co Ltd/The	548,000	3,051
Dongfeng Motor Group Co Ltd	1,200,698	1,676	Torinto Dominion Bank	217,200	15,457
Hino Motors Ltd	510,000	2,243	Turkiye Halk Bankasi AS	63,216	512
Honda Motor Co Ltd	296,900	9,310	Turkiye Vakiflar Bankasi Tao	292,137	791
Hyundai Motor Co	10,441	1,315	United Overseas Bank Ltd	525,000	7,668
Kia Motors Corp	60,070	1,569		$ 252,265
Mahindra & Mahindra Ltd	120,081	1,712	Beverages - 1.67%
Nissan Motor Co Ltd	1,133,100	8,708	Britvic PLC	32,879	248
Renault SA (a)	114,551	5,110	Carlsberg A/S	101,014	8,957
Scania AB	252,533	4,656	Cia de Bebidas das Americas ADR	30,391	3,319
Tata Motors Ltd	95,504	1,742	Fomento Economico Mexicano SAB de CV ADR	41,494	2,020
Toyota Motor Corp	125,352	4,425	Heineken NV	136,135	6,161
	$ 57,045		SABMiller PLC	214,153	6,499
Automobile Parts & Equipment - 1.22%				$ 27,204
Cheng Shin Rubber Industry Co Ltd	294,000	751	Building Materials - 0.09%
Continental AG (a)	78,200	4,993	Adelaide Brighton Ltd	140,393	403
Exedy Corp	6,096	176	Hong Leong Asia Ltd	112,000	294
FCC Co Ltd	16,300	316	Sika AG	270	508
Hyundai Mobis	7,425	1,284	Sumitomo Osaka Cement Co Ltd	128,000	240
Keihin Corp	25,369	459		$ 1,445
NHK Spring Co Ltd	21,999	202	Chemicals - 2.07%
Nissin Kogyo Co Ltd	17,600	257	BASF SE	231,227	13,442
Toyoda Gosei Co Ltd	40,338	1,009	Croda International PLC	25,203	510
Valeo SA (a)	215,511	7,699	Daicel Chemical Industries Ltd	758,994	5,376
Yokohama Rubber Co Ltd/The	514,000	2,749	DuluxGroup Ltd (a)	209,660	470
	$ 19,895		Formosa Chemicals & Fibre Corp	466,000	1,014
Banks - 15.45%			Hanwha Chem Corp	107,540	1,750
Aareal Bank AG (a)	14,718	309	Kolon Industries Inc (a)	7,279	389
Agricultural Bank of China (a)	1,337,343	603	Lanxess AG	10,042	484
Australia & New Zealand Banking Group Ltd	428,453	8,935	LG Chem Ltd	3,314	922
Axis Bank Ltd	56,615	1,656	Lintec Corp	8,514	165
Banca Generali SpA	18,494	206	Mitsui Chemicals Inc	1,137,000	3,369
Banco do Brasil SA	143,264	2,476	Nippon Kayaku Co Ltd	52,631	474
Banco Santander SA	336,109	4,366	Nippon Shokubai Co Ltd	38,620	401
Bangkok Bank Public Co	216,100	931	Nippon Synthetic Chemical Industry Co Ltd/The	21,000	128
Bank Leumi Le-Israel BM (a)	1,065,932	4,556	Rhodia SA	210,110	4,337
Bank Mandiri Tbk PT	5,596,000	3,752	Toagosei Co Ltd	44,000	195
Bank of China Ltd	6,429,000	3,393	Zeon Corp	53,000	382
Bank of Montreal	199,800	12,219		$ 33,808
Bank of Queensland Ltd	36,283	341	Coal - 0.32%
Bank of Yokohama Ltd/The	1,640,509	7,576	Banpu Public Co Ltd	75,700	1,464
Barclays PLC	373,326	1,950	Centennial Coal Company Ltd	69,062	374
BNP Paribas	196,162	13,474	Exxaro Resources Ltd	88,963	1,475
BNP Paribas - Rights (a),(b)	2,334,791	940	Grande Cache Coal Corp (a)	56,300	306
Canadian Western Bank	22,700	573	Whitehaven Coal Ltd	74,161	364
Chiba Bank Ltd/The	1,013,937	6,197	Yanzhou Coal Mining Co Ltd	598,000	1,284
China Construction Bank Corp	6,777,691	5,750		$ 5,267

See accompanying notes			33

Schedule of Investments
Diversified International Fund
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Commercial Services - 0.75%			Electrical Components & Equipment (continued)
Adecco SA	116,843 $	5,956	SMA Solar Technology AG	2,269 $	289
Aggreko PLC	164,484	3,954		$ 12,853
Ashtead Group PLC	157,209	239	Electronics - 2.14%
Babcock International Group PLC	49,264	428	AAC Acoustic Technologies Holdings Inc	170,000	302
Bunzl PLC	24,349	264	Alps Electric Co Ltd	56,900	515
Prosegur Cia de Seguridad SA	6,985	344	Chemring Group PLC	9,762	442
Rentokil Initial PLC (a)	178,793	287	Electrocomponents PLC	99,039	350
Zhejiang Expressway Co Ltd	866,000	817	Hon Hai Precision Industry Co Ltd	365,781	1,472
	$ 12,289		Horiba Ltd	11,400	308
Computers - 1.48%			Japan Aviation Electronics Industry Ltd	42,000	269
CGI Group Inc (a)	566,500	8,100	Koninklijke Philips Electronics NV	403,767	12,581
Dimension Data Holdings PLC	180,264	348	Kyocera Corp	55,100	4,917
HTC Corp	110,250	2,023	Minebea Co Ltd	552,000	3,048
Infosys Technologies Ltd ADR	43,694	2,643	Nippon Chemi-Con Corp	112,744	560
Itochu Techno-Solutions Corp	68,800	2,508	Omron Corp	163,400	3,941
Lenovo Group Ltd	832,000	534	Samsung Electro-Mechanics Co Ltd	17,045	1,967
Lite-On Technology Corp	958,245	1,223	Taiyo Yuden Co Ltd	22,000	282
Melco Holdings Inc	9,800	334	Tripod Technology Corp	387,000	1,473
Tata Consultancy Services Ltd	95,245	1,724	Unimicron Technology Corp	574,000	955
TDK Corp	79,000	4,764	WPG Holdings Co Ltd	743,000	1,533
	$ 24,201			$ 34,915
Consumer Products - 0.59%			Engineering & Contruction - 1.36%
Reckitt Benckiser Group PLC	190,828	9,358	Bilfinger Berger AG	47,624	2,720
Societe BIC SA	3,365	250	Bradken Ltd	48,025	334
	$ 9,608		Carillion PLC	67,640	319
Cosmetics & Personal Care - 0.36%			China Railway Construction Corp Ltd	1,106,000	1,541
Fancl Corp	18,424	277	Daelim Industrial Co Ltd	24,856	1,408
Shiseido Co Ltd	253,700	5,679	Hochtief AG	80,298	5,190
	$ 5,956		Imtech NV	12,469	347
Distribution & Wholesale - 1.62%			NCC AB	35,281	625
DCC PLC	16,753	412	SHO-BOND Holdings Co Ltd	14,500	310
D'ieteren SA	583	281	Tecnicas Reunidas SA	5,526	286
Digital China Holdings Ltd	392,000	636	UGL Ltd	21,084	269
Inchcape PLC (a)	72,075	338	Vinci SA	176,067	8,524
Marubeni Corp	1,230,277	6,607	YIT OYJ	15,959	350
Mitsubishi Corp	449,589	9,726		$ 22,223
Sumitomo Corp	790,831	8,403	Environmental Control - 0.02%
	$ 26,403		IESI-BFC Ltd (a)	12,237	277
Diversified Financial Services - 0.77%
Azimut Holding SpA	24,801	248	Food - 4.73%
Challenger Financial Services Group Ltd	105,497	336	Aryzta AG	68,780	2,813
Chinatrust Financial Holding Co Ltd	2,943,000	1,763	Associated British Foods PLC	271,262	4,371
Close Brothers Group PLC	28,823	304	Charoen Pokphand Foods PCL (a)	936,400	696
Fubon Financial Holding Co Ltd	1,121,000	1,375	Cia Brasileira de Distribuicao Grupo Pao de	19,006	1,237
IG Group Holdings PLC	65,258	485	Acucar ADR
International Personal Finance PLC	59,264	226	CJ CheilJedang Corp	2,550	510
Kenedix Inc (a)	1,405	235	CSM	209,258	6,070
KGI Securities Co Ltd (c)	55,539	460	Danisco A/S	40,949	3,114
ORIX Corp	45,320	3,567	Delhaize Group SA	106,535	7,868
Shinhan Financial Group Co Ltd	61,070	2,504	Ebro Foods SA	19,054	333
Tullett Prebon PLC	66,073	353	Fuji Oil Co Ltd	18,200	269
Woori Finance Holdings Co Ltd	57,210	711	Jeronimo Martins SGPS SA	361,568	3,951
	$ 12,567		Koninklijke Ahold NV	635,841	8,162
Electric - 1.39%			Marine Harvest ASA	6,281,045	4,734
Atco Ltd	11,700	575	Maruha Nichiro Holdings Inc	157,000	251
CEZ AS	17,893	818	Metro AG	90,326	5,014
Cia Paranaense de Energia	45,000	973	Morinaga Milk Industry Co Ltd	62,000	236
Empresa Nacional de Electricidad SA/Chile	1,062,334	1,749	Nestle SA	516,414	25,531
Enel SpA	1,589,277	7,803	Nippon Suisan Kaisha Ltd	82,400	280
International Power PLC	864,827	4,858	Nutreco NV	7,391	447
Iren SpA	101,198	162	Tiger Brands Ltd	253	6
Okinawa Electric Power Co Inc/The	2,500	128	Uni-President Enterprises Corp	848,132	1,007
RusHydro-SP ADR(a)	138,955	725	Viscofan SA	11,920	345
Tenaga Nasional BHD	603,700	1,630		$ 77,245
Terna Rete Elettrica Nazionale SpA	787,761	3,275	Food Service - 0.49%
	$ 22,696		Compass Group PLC	965,360	8,028
Electrical Components & Equipment - 0.79%
Bekaert SA	2,300	500	Forest Products & Paper - 0.90%
Fujikura Ltd	118,000	555	Billerud AB	44,341	287
Hitachi Ltd	2,824,739	11,509	Hokuetsu Kishu Paper Co Ltd	49,500	244
			Holmen AB	13,319	349
See accompanying notes			34

Schedule of Investments
Diversified International Fund
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Forest Products & Paper (continued)			Internet (continued)
Lee & Man Paper Manufacturing Ltd	291,200 $	214	Rightmove PLC	37,228 $	382
M-real OYJ (a)	67,233	256	Tencent Holdings Ltd	142,300	2,742
Sino-Forest Corp (a)	234,100	3,605		$ 3,378
Suzano Papel e Celulose SA	87,600	833	Investment Companies - 0.52%
Svenska Cellulosa AB	622,706	8,987	Delek Group Ltd	11,114	2,595
	$ 14,775		Investor AB	269,646	5,083
Gas - 0.54%			Kinnevik Investment AB	31,066	584
Canadian Utilities Ltd	32,600	1,548	Pargesa Holding SA	2,843	195
GAIL India Ltd	68,741	650		$ 8,457
Tokyo Gas Co Ltd	1,461,583	6,648	Iron & Steel - 1.42%
	$ 8,846		Cia Siderurgica Nacional SA ADR	186,433	3,130
Hand & Machine Tools - 0.71%			JFE Holdings Inc	196,000	6,069
Disco Corp	58,831	3,561	Kobe Steel Ltd	1,543,000	3,233
Fuji Electric Holdings Co Ltd	1,614,000	4,484	Maanshan Iron & Steel	1,404,000	783
Schindler Holding AG	38,945	3,492	Mechel ADR	45,860	999
	$ 11,537		Mount Gibson Iron Ltd (a)	269,665	405
Healthcare - Products - 0.48%			OneSteel Ltd	913,568	2,471
Coloplast A/S	42,959	4,463	POSCO ADR	35,694	3,712
DiaSorin SpA	8,255	305	Shougang Concord International Enterprises Co	8,508,000	1,435
Elekta AB	93,745	2,718	Ltd (a)
Nihon Kohden Corp	17,500	323	Ternium SA ADR	24,315	869
	$ 7,809			$ 23,106
Healthcare - Services - 0.05%			Leisure Products & Services - 0.01%
Healthscope Ltd	54,508	296	Round One Corp	34,400	155
Ramsay Health Care Ltd	36,857	471
	$ 767		Lodging - 0.12%
Holding Companies - Diversified - 1.62%			Genting Bhd	460,500	1,157
GS Holdings	45,960	1,610	Millennium & Copthorne Hotels PLC	32,873	250
Haci Omer Sabanci Holding AS ADR(a)	3	—	SJM Holdings Ltd	549,000	484
Hutchison Whampoa Ltd	831,000	5,488		$ 1,891
Imperial Holdings Ltd	120,377	1,591	Machinery - Construction & Mining - 0.02%
KOC Holding AS	642,310	2,536	Danieli & C Officine Meccaniche SpA	17,124	331
LG Corp	27,004	1,867
Noble Group Ltd	4,970,800	6,032	Machinery - Diversified - 1.44%
Siam Cement PCL	101,719	889	Daifuku Co Ltd	38,000	223
Wharf Holdings Ltd	1,192,000	6,522	Komori Corp	24,728	256
	$ 26,535		Kone OYJ	155,807	7,110
Home Builders - 0.38%			Metso OYJ	182,935	7,214
Daiwa House Industry Co Ltd	394,000	3,885	Sumitomo Heavy Industries Ltd	733,000	4,293
MRV Engenharia e Participacoes SA	256,300	2,310	Weir Group PLC/The	240,960	4,435
	$ 6,195			$ 23,531
Home Furnishings - 0.72%			Media - 1.34%
Arcelik AS	275,052	1,359	Gestevision Telecinco SA	21,845	250
Electrolux AB	418,592	9,335	ITV PLC (a)	5,832,728	4,732
Indesit Co SpA	23,713	281	Mediaset SpA	434,458	2,793
Noritz Corp	11,000	200	Metropole Television SA	13,008	288
Pioneer Corp	77,000	282	Pearson PLC	462,223	7,177
SEB SA	5,075	378	Quebecor Inc	8,100	275
	$ 11,835		Ten Network Holdings Ltd (a)	174,635	264
Insurance - 5.04%			TV Asahi Corp	149	211
Allianz SE	114,794	13,269	WPP PLC	558,539	5,938
Amlin PLC	567,008	3,779		$ 21,928
Aviva PLC	1,148,143	6,439	Metal Fabrication & Hardware - 0.88%
China Life Insurance Co Ltd	215,000	955	Hanwa Co Ltd	73,000	295
Hannover Rueckversicherung AG	111,980	5,396	JFE Shoji Holdings Inc	61,000	251
Helvetia Holding AG	1,386	430	Johnson Matthey PLC	169,704	4,503
Hyundai Marine & Fire Insurance Co Ltd	43,270	889	SKF AB	183,008	3,495
ING Groep NV (a)	1,085,157	10,436	Vallourec SA	60,554	5,895
Lancashire Holdings Ltd	45,529	384		$ 14,439
Legal & General Group PLC	3,447,169	4,844	Mining - 5.11%
Ping An Insurance Group Co of China Ltd (b)	403,000	3,339	Alamos Gold Inc	30,600	460
Sampo OYJ	365,320	8,926	Anglo American PLC (a)	342,782	13,579
Sanlam Ltd	600,025	2,058	BHP Billiton Ltd	547,139	19,859
SCOR SE	16,236	356	Boliden AB	17,822	212
Sony Financial Holdings Inc	1,284	4,659	Grupo Mexico SAB de CV	894,600	2,370
Tokio Marine Holdings Inc	225,700	6,181	IAMGOLD Corp	323,897	5,107
Zurich Financial Services	42,406	9,900	Impala Platinum Holdings Ltd	37,924	1,027
	$ 82,240		KGHM Polska Miedz SA	55,303	1,920
Internet - 0.21%			Kingsgate Consolidated Ltd	26,098	231
Atea ASA	36,200	254	Korea Zinc Co Ltd	5,118	1,019
See accompanying notes			35

Schedule of Investments
Diversified International Fund
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Mining (continued)			Pharmaceuticals (continued)
Medusa Mining Ltd (a)	78,463 $	275	Novo Nordisk A/S	140,904 $	12,052
MMC Norilsk Nickel ADR	124,190	2,022	Roche Holding AG	128,910	16,768
New Gold Inc (a)	47,740	236	Sanofi-Aventis SA	22,186	1,289
Orica Ltd	209,660	4,780	Shire PLC	396,753	9,058
Red Back Mining Inc (a)	15,662	396	Stada Arzneimittel AG	12,381	401
Rio Tinto Ltd	308,488	19,706	SXC Health Solutions Corp (a)	4,032	276
SEMAFO Inc (a)	66,700	463	Takeda Pharmaceutical Co Ltd	174,700	8,018
Sesa Goa Ltd	85,270	664	Teva Pharmaceutical Industries Ltd ADR	176,559	8,625
Sterlite Industries India Ltd ADR	39,236	593	United Laboratories International Holdings Ltd/The	180,000	279
Tek Cominco Limited	240,300	8,459		$ 96,698
	$ 83,378		Real Estate - 2.19%
Miscellaneous Manufacturing - 1.62%			Arnest One Corp	31,770	357
Aalberts Industries NV	21,451	320	Brookfield Asset Management Inc	392,438	9,841
Ansell Ltd	42,612	495	Cyrela Brazil Realty SA Empreendimentos e	53,518	749
Cookson Group PLC (a)	502,923	3,504	Participacoes
FUJIFILM Holdings Corp	137,700	4,303	Daito Trust Construction Co Ltd	55,900	3,041
Glory Ltd	10,900	254	Gazit-Globe Ltd	28,833	278
Largan Precision Co Ltd	59,000	1,127	Great Eagle Holdings Ltd	114,000	297
Melrose PLC	71,990	264	Henderson Land Development Co Ltd - Warrants	141,200	22
Siemens AG	166,953	16,265	(a)
	$ 26,532		Hongkong Land Holdings Ltd	963,000	5,162
Office & Business Equipment - 0.62%			Huaku Development Co Ltd	240,533	538
Canon Inc	231,000	10,067	Keppel Land Ltd	1,136,000	3,375
			Lend Lease Group	480,082	3,166
Oil & Gas - 6.66%			Midland Holdings Ltd	284,000	267
Alliance Oil Co Ltd (a)	17,354	225	PSP Swiss Property AG (a)	6,913	456
Bankers Petroleum Ltd (a)	77,500	566	Shimao Property Holdings Ltd	812,000	1,558
Baytex Energy Trust	23,700	749	Sun Hung Kai Properties Ltd	394,000	5,788
BG Group PLC	580,725	9,308	Swiss Prime Site AG (a)	9,234	579
BP PLC	599,421	3,818	Wihlborgs Fastigheter AB	14,748	331
Cenovus Energy, Inc	270,698	7,623		$ 35,805
China Petroleum & Chemical Corp	3,004,000	2,421	REITS - 0.50%
CNOOC Ltd	2,486,000	4,186	Calloway Real Estate Investment Trust	11,100	234
EnCana Corp	209,798	6,414	CapitaMall Trust	1,776,000	2,495
Gazprom OAO ADR	20,250	437	Dundee Real Estate Investment Trust	10,800	268
Gazprom OAO ADR	186,667	4,032	Japan Retail Fund Investment Corp	790	1,018
JX Holdings Inc (a)	1,223,010	6,625	Kenedix Realty Investment Corp	148	486
Lukoil OAO ADR	57,988	3,311	Klepierre	99,826	3,185
Petrobank Energy & Resources Ltd (a)	154,100	6,348	Mori Trust Sogo Reit Inc	32	252
PetroChina Co Ltd	3,237,494	3,672	United Urban Investment Corp	38	252
Petroleo Brasileiro SA ADR	221,056	8,047		$ 8,190
Petrominerales Ltd	12,300	348	Retail - 3.31%
PTT Public Company Limited	146,600	1,158	Aeon Co Ltd	712,270	7,626
Reliance Industries Ltd (c)	53,301	2,324	Cie Financiere Richemont SA	169,104	6,599
Rosneft Oil Co	278,019	1,857	Don Quijote Co Ltd	10,000	260
Royal Dutch Shell PLC - A Shares	282,369	7,774	Dufry Group (a)	4,179	341
Royal Dutch Shell PLC - B Shares	341,084	8,989	EDION Corp	39,600	303
Statoil ASA	437,054	8,834	Grupo Comercial Chedraui SA de CV (a)	341,856	946
Total SA	178,188	8,989	Halfords Group PLC	45,522	344
Tupras-Turkiye Petrol Rafinerileri AS	29,292	666	Inditex SA	84,855	5,612
	$ 108,721		JB Hi-Fi Ltd	25,973	450
Oil & Gas Services - 1.54%			K's Holdings Corp	121,080	2,667
Acergy SA	317,100	5,206	Lojas Renner SA	62,000	2,081
Petrofac Ltd	266,053	5,218	Lotte Shopping Co Ltd	5,313	1,617
Saipem SpA	197,501	7,104	Massmart Holdings Ltd	78,451	1,376
Subsea 7 Inc (a)	21,164	361	PPR	39,141	5,236
Technip SA	103,740	6,908	President Chain Store Corp	185,000	606
TGS Nopec Geophysical Co ASA	27,400	363	PT Astra International Tbk	332,000	1,881
	$ 25,160		Swatch Group AG/The	19,883	6,157
Packaging & Containers - 0.04%			UNY Co Ltd	27,900	216
Gerresheimer AG (a)	9,339	341	Wal-Mart de Mexico SAB de CV	1,206,000	2,839
Rengo Co Ltd	55,000	356	WH Smith PLC	66,357	442
	$ 697		Whitbread PLC	11,883	263
Pharmaceuticals - 5.92%			Woolworths Holdings Ltd/South Africa	653,861	2,329
AstraZeneca PLC	350,616	17,814	Yamada Denki Co Ltd	57,460	3,884
China Shineway Pharmaceutical Group Ltd	305,304	814		$ 54,075
Dr Reddy's Laboratories Ltd	47,203	1,378	Semiconductors - 1.25%
GlaxoSmithKline PLC	247,572	4,316	Aixtron AG	14,267	427
Kobayashi Pharmaceutical Co Ltd	7,400	312	ARM Holdings PLC	574,962	2,961
Novartis AG	315,253	15,298	ASM International NV (a)	12,623	321
			Chipbond Technology Corp (a)	722,000	1,009
See accompanying notes			36

Schedule of Investments
Diversified International Fund
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		PREFERRED STOCKS (continued)	Shares Held Value (000's)
Semiconductors (continued)			Consumer Products - 0.55%
Hynix Semiconductor Inc (a)	53,170 $	1,011	Henkel AG & Co KGaA	181,218 $	9,033
Novatek Microelectronics Corp Ltd	390,000	1,031
Powertech Technology Inc	512,000	1,566	Electric - 0.07%
Samsung Electronics Co Ltd	12,837	8,789	Eletropaulo Metropolitana Eletricidade de Sao	55,250	1,163
Taiwan Semiconductor Manufacturing Co Ltd	1,658,605	3,230	Paulo SA
	$ 20,345
Shipbuilding - 0.08%			Holding Companies - Diversified - 0.13%
Hyundai Heavy Industries Co Ltd	5,518	1,252	Investimentos Itau SA	278,232	2,058

Software - 0.44%			Investment Companies - 0.00%
Autonomy Corp PLC (a)	150,748	3,891	Lereko Mobility Pty Ltd (a)	3,348	19
Micro Focus International PLC	54,504	354
Temenos Group AG (a)	85,142	2,182	Iron & Steel - 0.08%
Totvs SA	11,000	805	Usinas Siderurgicas de Minas Gerais SA	47,700	1,341
	$ 7,232
Telecommunications - 7.81%			Media - 0.37%
America Movil SAB de CV ADR	138,433	6,868	ProSiebenSat.1 Media AG	338,099	5,963
BT Group PLC	3,316,467	7,400
China Mobile Ltd	770,139	7,788	Mining - 0.50%
Chunghwa Telecom Co Ltd	886,000	1,878	Vale SA	335,309	8,139
Deutsche Telekom AG	629,998	8,456
Eutelsat Communications	118,078	4,362	TOTAL PREFERRED STOCKS		$ 36,388
Hitachi Kokusai Electric Inc	29,000	234		Maturity
Koninklijke KPN NV	583,140	8,116		Amount
KT Corp	40,580	1,468	REPURCHASE AGREEMENTS - 0.34%	(000's)	Value (000's)
Mobile Telesystems OJSC ADR	59,635	1,324	Banks - 0.34%
Nippon Telegraph & Telephone Corp	46,000	1,912	Investment in Joint Trading Account; Bank of	$ 1,436	$ 1,436
NTT DoCoMo Inc	6,308	10,039	America Repurchase Agreement; 0.19%
Portugal Telecom SGPS SA	368,686	4,058	dated 07/30/10 maturing 08/02/10
Rogers Communications - Class B	188,621	6,559	(collateralized by US Treasury Notes;
Softbank Corp	285,700	8,548	$1,464,971; 1.38% - 3.63%; dated 05/15/12 -
Taiwan Mobile Co Ltd	781,000	1,540	08/15/19)
Telefonaktiebolaget LM Ericsson	843,821	9,315	Investment in Joint Trading Account; Credit Suisse	1,268	1,268
Telefonica SA	190,804	4,331	Repurchase Agreement; 0.20% dated
Telenet Group Holding NV (a)	153,209	4,381	07/30/10 maturing 08/02/10 (collateralized by
Telenor ASA	642,200	9,910	US Treasury Note; $1,292,934; 2.00%; dated
TeliaSonera AB	742,843	5,376	11/30/13)
Turk Telekomunikasyon AS	203,493	763	Investment in Joint Trading Account; Deutsche	1,436	1,436
Vivo Participacoes SA ADR	61,958	1,657	Bank Repurchase Agreement; 0.19% dated
Vodacom Group Ltd	218,710	1,859	07/30/10 maturing 08/02/10 (collateralized by
Vodafone Group PLC	4,011,078	9,362	Sovereign Agency Issues; $1,464,971; 0.00%;
	$ 127,504		dated 08/11/10 - 01/24/11)
Textiles - 0.04%			Investment in Joint Trading Account; Morgan	1,369	1,369
Cia Hering	13,723	460	Stanley Repurchase Agreement; 0.20% dated
Toyobo Co Ltd	155,000	266	07/30/10 maturing 08/02/10 (collateralized by
	$ 726		Sovereign Agency Issues; $1,396,368; 3.00%
Transportation - 0.71%			- 6.88%; dated 09/15/10 - 07/28/14)
Canadian National Railway (a)	140,100	8,813			$ 5,509
Construcciones y Auxiliar de Ferrocarriles SA	632	284	TOTAL REPURCHASE AGREEMENTS		$ 5,509
Koninklijke Vopak NV	8,732	355	Total Investments		$ 1,639,837
Pacific Basin Shipping Ltd	801,000	606	Liabilities in Excess of Other Assets, Net - (0.41)%		$ (6,693)
Seino Holdings Corp	56,000	377	TOTAL NET ASSETS - 100.00%		$ 1,633,144
Sincere Navigation	799,000	913
Stagecoach Group PLC	123,024	325
	$ 11,673		(a) Non-Income Producing Security
Water - 0.55%			(b)		Market value is determined in accordance with procedures established in
Pennon Group PLC	55,442	513	good faith by the Board of Directors. At the end of the period, the value of
Severn Trent PLC	156,812	3,224	these securities totaled $4,279 or 0.26% of net assets.
United Utilities Group PLC	575,438	5,282	(c)		Security exempt from registration under Rule 144A of the Securities Act of
	$ 9,019		1933. These securities may be resold in transactions exempt from
TOTAL COMMON STOCKS	$ 1,597,940		registration, normally to qualified institutional buyers. Unless otherwise
			indicated, these securities are not considered illiquid. At the end of the
PREFERRED STOCKS - 2.23%	Shares Held Value (000's)		period, the value of these securities totaled $2,784 or 0.17% of net assets.
Apparel - 0.01%
Hugo Boss AG	4,996	224

Banks - 0.52%
Banco Bradesco SA	236,624	4,339
Itau Unibanco Holding SA	183,566	4,109
	$ 8,448

See accompanying notes			37

Schedule of Investments
Diversified International Fund
July 31, 2010 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 163,386
Unrealized Depreciation	(66,672)
Net Unrealized Appreciation (Depreciation)	$ 96,714
Cost for federal income tax purposes	$ 1,543,123
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Country	Percent
Japan	16.32%
United Kingdom	14.87%
Canada	6.81%
Germany	6.74%
Switzerland	5.94%
France	5.69%
Australia	4.48%
Netherlands	4.30%
Sweden	3.68%
Hong Kong	3.31%
Brazil	3.08%
Korea, Republic Of	2.38%
China	2.22%
Norway	2.18%
Denmark	1.75%
Taiwan, Province Of China	1.74%
Singapore	1.61%
Finland	1.47%
Italy	1.39%
India	1.12%
Russian Federation	1.08%
Spain	0.99%
Israel	0.99%
Ireland	0.94%
Mexico	0.92%
South Africa	0.90%
Belgium	0.80%
Portugal	0.49%
Turkey	0.46%
United States	0.40%
Malaysia	0.36%
Indonesia	0.34%
Thailand	0.31%
Poland	0.12%
Chile	0.11%
Luxembourg	0.05%
Czech Republic	0.05%
Bermuda	0.02%
Liabilities in Excess of Other Assets, Net	(0.41)%
TOTAL NET ASSETS	100.00%

See accompanying notes	38

Schedule of Investments
Equity Income Fund
July 31, 2010 (unaudited)

COMMON STOCKS - 97.04%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 0.55%			Healthcare - Products (continued)
Raytheon Co	274,900 $	12,720	Medtronic Inc	206,100 $	7,620
				$ 36,791
Apparel - 1.20%			Insurance - 7.77%
VF Corp	350,900	27,837	ACE Ltd	1,172,400	62,231
			Allianz SE ADR	1,020,137	11,854
Automobile Manufacturers - 0.26%			Allstate Corp/The	860,409	24,298
PACCAR Inc	132,642	6,078	Chubb Corp	477,200	25,115
			Fidelity National Financial Inc	1,622,419	23,963
Automobile Parts & Equipment - 0.35%			MetLife Inc	569,400	23,949
Johnson Controls Inc	279,700	8,058	Validus Holdings Ltd	323,200	8,028
				$ 179,438
Banks - 5.86%			Machinery - Diversified - 1.38%
Banco Santander SA ADR	2,322,600	29,660	Deere & Co	477,800	31,860
Bank of New York Mellon Corp/The	1,371,880	34,393
Bank of Nova Scotia	542,709	27,206	Media - 1.21%
JP Morgan Chase & Co	32,900	1,325	Walt Disney Co/The	377,491	12,718
Northern Trust Corp	608,300	28,584	Yellow Pages Income Fund	2,757,980	15,130
US Bancorp	591,000	14,125		$ 27,848
	$ 135,293		Mining - 0.77%
Beverages - 0.59%			BHP Billiton Ltd ADR	246,400	17,797
Coca-Cola Co/The	170,200	9,380
Molson Coors Brewing Co	94,100	4,235	Miscellaneous Manufacturing - 3.94%
	$ 13,615		3M Co	244,000	20,872
Chemicals - 1.15%			Honeywell International Inc	333,300	14,285
Air Products & Chemicals Inc	154,100	11,185	Parker Hannifin Corp	523,700	32,532
EI du Pont de Nemours & Co	379,900	15,450	Siemens AG ADR	240,200	23,393
	$ 26,635			$ 91,082
Commercial Services - 0.56%			Oil & Gas - 9.05%
Automatic Data Processing Inc	313,300	12,930	Chevron Corp	634,500	48,355
			Enerplus Resources Fund	1,028,653	23,659
Consumer Products - 0.71%			Exxon Mobil Corp	547,800	32,693
Clorox Co	148,800	9,654	Marathon Oil Corp	1,000,500	33,467
Kimberly-Clark Corp	103,700	6,649	Penn West Energy Trust	1,231,000	23,869
	$ 16,303		Total SA ADR	931,478	47,161
Distribution & Wholesale - 2.06%				$ 209,204
Genuine Parts Co	1,108,777	47,489	Pharmaceuticals - 10.95%
			Abbott Laboratories	983,600	48,275
Diversified Financial Services - 3.33%			Bristol-Myers Squibb Co	1,027,078	25,595
AllianceBernstein Holding LP	1,235,369	32,960	GlaxoSmithKline PLC ADR	454,890	15,999
Federated Investors Inc	1,002,955	21,283	Mead Johnson Nutrition Co	508,729	27,034
NYSE Euronext	784,859	22,737	Merck & Co Inc	1,162,080	40,045
	$ 76,980		Novartis AG ADR	660,882	32,211
Electric - 5.51%			Pfizer Inc	1,556,945	23,354
NextEra Energy Inc	926,600	48,461	Roche Holding AG ADR	593,800	19,328
Progress Energy Inc	892,445	37,581	Teva Pharmaceutical Industries Ltd ADR	433,700	21,186
Wisconsin Energy Corp	94,500	5,129		$ 253,027
Xcel Energy Inc	1,643,000	36,130	Pipelines - 2.84%
	$ 127,301		Enterprise Products Partners LP	888,226	33,566
Electrical Components & Equipment - 1.53%			Kinder Morgan Energy Partners LP	288,221	19,705
Emerson Electric Co	715,900	35,466	Spectra Energy Corp	595,179	12,374
				$ 65,645
Entertainment - 0.54%			REITS - 4.83%
OPAP SA ADR	1,677,400	12,497	Annaly Capital Management Inc	2,656,500	46,223
			Chimera Investment Corp	4,035,804	15,619
Environmental Control - 0.44%			HCP Inc	593,085	21,037
Waste Management Inc	296,400	10,063	Health Care REIT Inc	468,200	21,214
			Kimco Realty Corp	493,987	7,444
Food - 3.22%				$ 111,537
General Mills Inc	293,600	10,041	Retail - 4.64%
Kraft Foods Inc	1,293,523	37,784	Costco Wholesale Corp	185,600	10,525
Kroger Co/The	266,800	5,651	McDonald's Corp	717,800	50,052
Sysco Corp	672,900	20,839	Wal-Mart Stores Inc	910,000	46,583
	$ 74,315			$ 107,160
Gas - 1.86%			Savings & Loans - 1.31%
Sempra Energy	865,600	43,064	Hudson City Bancorp Inc	2,446,100	30,381

Healthcare - Products - 1.59%			Semiconductors - 4.71%
Becton Dickinson and Co	73,600	5,064	Applied Materials Inc	651,700	7,690
Johnson & Johnson	415,000	24,107	Intel Corp	2,561,100	52,759
			Maxim Integrated Products Inc	232,500	4,076
See accompanying notes			39

Schedule of Investments
Equity Income Fund
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Maturity
Semiconductors (continued)				Amount
Microchip Technology Inc	737,600 $	22,460	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Taiwan Semiconductor Manufacturing Co Ltd	2,155,207	21,767	Banks (continued)
ADR			Investment in Joint Trading Account; Credit Suisse $	6,424	$ 6,424
		$ 108,752	Repurchase Agreement; 0.20% dated
Software - 1.85%			07/30/10 maturing 08/02/10 (collateralized by
Microsoft Corp	1,658,200	42,798	US Treasury Note; $6,551,913; 2.00%; dated
			11/30/13)
Telecommunications - 5.53%			Investment in Joint Trading Account; Deutsche	7,278	7,278
AT&T Inc	1,087,900	28,220	Bank Repurchase Agreement; 0.19% dated
BCE Inc	853,700	26,132	07/30/10 maturing 08/02/10 (collateralized by
CenturyLink Inc	149,400	5,321	Sovereign Agency Issues; $7,423,710; 0.00%;
Frontier Communications Corp	220,932	1,688	dated 08/11/10 - 01/24/11)
Qwest Communications International Inc	1,038,500	5,878	Investment in Joint Trading Account; Morgan	6,937	6,937
Telefonica SA ADR	127,600	8,733	Stanley Repurchase Agreement; 0.20% dated
Verizon Communications Inc	920,400	26,747	07/30/10 maturing 08/02/10 (collateralized by
Vodafone Group PLC ADR	1,069,262	25,106	Sovereign Agency Issues; $7,076,065; 3.00%
		$ 127,825	- 6.88%; dated 09/15/10 - 07/28/14)
Toys, Games & Hobbies - 1.85%					$ 27,917
Mattel Inc	2,023,719	42,822	TOTAL REPURCHASE AGREEMENTS		$ 27,917
			Total Investments		$ 2,294,770
Transportation - 3.10%			Other Assets in Excess of Liabilities, Net - 0.69%		$ 15,870
Norfolk Southern Corp	492,900	27,736	TOTAL NET ASSETS - 100.00%		$ 2,310,640
Union Pacific Corp	589,100	43,988
		$ 71,724
TOTAL COMMON STOCKS		$ 2,242,335	(a) This entity was put into conservatorship by the US Government in 2008.
PREFERRED STOCKS - 0.88%	Shares Held Value (000's)		See Notes to Financial Statements for additional information.
Banks - 0.34%
National City Capital Trust II	191,700	4,641
National City Capital Trust III	135,000	3,270	Unrealized Appreciation (Depreciation)
		$ 7,911	The net federal income tax unrealized appreciation (depreciation) and federal tax
Diversified Financial Services - 0.14%			cost of investments held as of the period end were as follows:
National City Capital Trust IV	125,000	3,212
			Unrealized Appreciation		$ 299,354
REITS - 0.40%			Unrealized Depreciation		(134,972)
Public Storage Inc 6.63%; Series M	288,000	7,232	Net Unrealized Appreciation (Depreciation)		$ 164,382
Public Storage Inc 7.25%; Series K	79,700	2,040	Cost for federal income tax purposes		$ 2,130,388
		$ 9,272	All dollar amounts are shown in thousands (000's)
TOTAL PREFERRED STOCKS		$ 20,395
	Principal		Portfolio Summary (unaudited)
	Amount		Sector		Percent
BONDS - 0.17%	(000's)	Value (000's)	Financial		25.19%
Media - 0.05%			Consumer, Non-cyclical		17.62%
CBS Corp			Energy		11.89%
7.88%, 9/1/2023	$ 950	$ 1,133	Industrial		10.94%
			Consumer, Cyclical		10.90%
Telecommunications - 0.12%			Utilities		7.37%
Telus Corp			Communications		6.91%
8.00%, 6/1/2011	2,640	2,794	Technology		6.56%
			Basic Materials		1.92%
TOTAL BONDS		$ 3,927	Mortgage Securities		0.01%
	Principal		Other Assets in Excess of Liabilities, Net		0.69%
U.S. GOVERNMENT & GOVERNMENT	Amount		TOTAL NET ASSETS		100.00%
AGENCY OBLIGATIONS - 0.01%	(000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0.01%
6.50%, 9/1/2030(a)	$ 130	$ 144
7.00%, 9/1/2030(a)	46	52
		$ 196
TOTAL U.S. GOVERNMENT &
GOVERNMENT AGENCY OBLIGATIONS		$ 196
	Maturity
	Amount
REPURCHASE AGREEMENTS - 1.21%	(000's)	Value (000's)
Banks - 1.21%
Investment in Joint Trading Account; Bank of	$ 7,278	$ 7,278
America Repurchase Agreement; 0.19%
dated 07/30/10 maturing 08/02/10
(collateralized by US Treasury Notes;
$7,423,710; 1.38% - 3.63%; dated 05/15/12 -
08/15/19)

See accompanying notes			40

Schedule of Investments
Global Diversified Income Fund
July 31, 2010 (unaudited)

COMMON STOCKS - 30.22%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 0.05%			Distribution & Wholesale (continued)
General Dynamics Corp	2,134 $	131	Mitsui & Co Ltd	25,600 $	328
United Technologies Corp	3,266	232	Sumitomo Corp	32,000	340
	$ 363			$ 1,432
Agriculture - 0.14%			Diversified Financial Services - 0.13%
Altria Group Inc	25,637	568	AGF Management Ltd	14,400	209
Lorillard Inc	5,295	404	Ameriprise Financial Inc	2,821	120
	$ 972		BGC Partners Inc	29,836	162
Apparel - 0.02%			Criteria Caixacorp SA	27,436	134
Yue Yuen Industrial Holdings Ltd	49,000	159	ORIX Corp	3,460	272
				$ 897
Automobile Manufacturers - 0.12%			Electric - 0.39%
Daimler AG (a)	7,096	381	CLP Holdings Ltd	46,500	343
Nissan Motor Co Ltd	25,800	198	DTE Energy Co	5,609	259
Toyota Motor Corp	7,000	247	Edison International	10,353	343
	$ 826		EDP - Energias de Portugal SA	26,914	89
Banks - 1.32%			Enel SpA	86,045	422
Australia & New Zealand Banking Group Ltd	23,942	499	Entergy Corp	3,637	282
Banco Bilbao Vizcaya Argentaria SA	15,210	205	Integrys Energy Group Inc	5,196	246
Banco Santander SA	38,601	501	PPL Corp	9,567	261
Bank of America Corp	41,166	578	Progress Energy Inc	8,130	342
Bank of Hawaii Corp	4,074	203	Public Service Enterprise Group Inc	6,158	203
Bank of Montreal	7,600	465		$ 2,790
Bank of Novia Scotia	6,900	346	Electrical Components & Equipment - 0.14%
Citigroup Inc (a)	32,099	132	Emerson Electric Co	3,918	194
City Holding Co	6,401	189	Hitachi Ltd	92,000	375
Commonwealth Bank of Australia	4,938	235	Schneider Electric SA	3,796	438
Community Bank System Inc	8,022	199		$ 1,007
Deutsche Bank AG	8,582	598	Electronics - 0.01%
Goldman Sachs Group Inc/The	846	128	Premier Farnell PLC	25,035	94
HSBC Holdings PLC	63,555	644
JP Morgan Chase & Co	16,128	650	Engineering & Contruction - 0.17%
M&T Bank Corp	2,441	213	Bilfinger Berger AG	997	57
National Australia Bank Ltd	25,058	570	Bouygues SA	6,957	294
National Bank of Canada	3,700	212	Carillion PLC	39,722	188
Nordea Bank AB	20,494	205	NCC AB	6,732	119
PNC Financial Services Group Inc	6,824	405	Skanska AB	9,044	153
Royal Bank of Canada	4,100	214	Vinci SA	8,429	408
Svenska Handelsbanken AB	11,494	330		$ 1,219
Torinto Dominion Bank	8,800	626	Environmental Control - 0.04%
Trustmark Corp	6,691	147	Waste Management Inc	7,524	255
US Bancorp	12,174	291
Wells Fargo & Co	23,738	658	Food - 0.22%
	$ 9,443		B&G Foods Inc	21,666	248
Beverages - 0.04%			Cal-Maine Foods Inc	6,989	221
Coca-Cola Co/The	5,617	310	ConAgra Foods Inc	11,622	273
			Kraft Foods Inc	12,249	358
Building Materials - 0.04%			Sara Lee Corp	24,973	369
Adelaide Brighton Ltd	101,678	292	Tyson Foods Inc	7,547	132
				$ 1,601
Chemicals - 0.28%			Forest Products & Paper - 0.06%
Akzo Nobel NV	1,862	110	M-real OYJ (a)	62,361	237
BASF SE	11,790	685	Svenska Cellulosa AB	14,700	212
EI du Pont de Nemours & Co	13,046	530		$ 449
Koninklijke DSM NV	8,600	408	Gas - 0.16%
PPG Industries Inc	3,967	276	AGL Resources Inc	6,324	240
	$ 2,009		Chesapeake Midstream Partners LP (a)	19,706	451
Commercial Services - 0.04%			Laclede Group Inc/The	7,948	278
Corrections Corp of America (a)	8,900	174	Nicor Inc	4,175	183
Deluxe Corp	5,952	123		$ 1,152
	$ 297		Healthcare - Products - 0.15%
Consumer Products - 0.07%			Covidien PLC	6,411	239
Kimberly-Clark Corp	7,300	468	Johnson & Johnson	13,868	806
				$ 1,045
Cosmetics & Personal Care - 0.15%			Healthcare - Services - 0.07%
Procter & Gamble Co	17,743	1,085	Coventry Health Care Inc (a)	4,009	79
			UnitedHealth Group Inc	13,587	414
Distribution & Wholesale - 0.20%				$ 493
ITOCHU Corp	29,400	229	Insurance - 0.79%
Marubeni Corp	31,000	167	Aflac Inc	6,289	309
Mitsubishi Corp	17,000	368	Allianz SE	5,215	603
See accompanying notes			41

Schedule of Investments
Global Diversified Income Fund
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Insurance (continued)			Oil & Gas (continued)
Allied World Assurance Co Holdings Ltd	3,592 $	179	Royal Dutch Shell PLC - A Shares	25,047 $	690
Aspen Insurance Holdings Ltd	4,745	130	Royal Dutch Shell PLC - B Shares	22,253	586
Aviva PLC	55,831	313	Statoil ASA	15,162	306
AXA SA	30,965	571	Total SA	15,458	780
Baloise Holding AG	2,302	184		$ 8,697
Chubb Corp	3,527	186	Oil & Gas Services - 0.05%
Horace Mann Educators Corp	13,157	221	PAA Natural Gas Storage LP	14,100	364
Maiden Holdings Ltd	28,432	195
Muenchener Rueckversicherungs AG	1,592	221	Pharmaceuticals - 0.57%
Power Corp of Canada/Canada	10,500	273	AstraZeneca PLC	15,674	796
Protective Life Corp	10,494	236	Bristol-Myers Squibb Co	21,792	543
Prudential PLC	14,219	124	Kaken Pharmaceutical Co Ltd	24,000	237
Sampo OYJ	12,173	298	Merck & Co Inc	28,273	974
Travelers Cos Inc/The	8,521	430	Pfizer Inc	34,570	519
Unitrin Inc	9,749	271	Sanofi-Aventis SA	9,571	556
Unum Group	7,011	160	Takeda Pharmaceutical Co Ltd	9,400	432
Validus Holdings Ltd	11,288	280		$ 4,057
Zurich Financial Services	2,160	504	Pipelines - 9.79%
	$ 5,688		Buckeye Partners LP	47,100	2,989
Internet - 0.04%			Copano Energy LLC	79,300	2,220
Earthlink Inc	20,751	183	DCP Midstream Partners LP	26,442	947
Wotif.com Holdings Ltd	16,215	76	Duncan Energy Partners LP	26,320	731
	$ 259		Enbridge Energy Partners LP	64,400	3,494
Investment Companies - 0.05%			Energy Transfer Equity LP	20,300	722
Apollo Investment Corp	7,269	74	Energy Transfer Partners LP	117,700	5,953
Hercules Technology Growth Capital Inc	19,975	209	Enterprise Products Partners LP	158,150	5,976
Ratos AB	3,474	99	Holly Energy Partners LP	63,600	2,944
	$ 382		Kinder Morgan Management LLC (a)	113,137	6,656
Iron & Steel - 0.02%			Magellan Midstream Partners LP	105,700	5,163
Labrador Iron Ore Royalty Corp	3,000	141	MarkWest Energy Partners LP	41,100	1,431
			Niska Gas Storage Partners LLC	28,600	549
Leisure Products & Services - 0.03%			NuStar Energy LP	73,303	4,470
Daiichikosho Co Ltd	13,500	200	ONEOK Partners LP	64,900	4,470
			Plains All American Pipeline LP	71,800	4,411
Lodging - 0.14%			Regency Energy Partners LP	85,385	2,237
Marriott International Inc/DE	8,000	271	Spectra Energy Corp	16,671	347
Starwood Hotels & Resorts Worldwide Inc	14,800	717	Sunoco Logistics Partners LP	48,100	3,683
	$ 988		Targa Resources Partners LP	81,600	2,244
Media - 0.06%			TC Pipelines LP	88,400	3,742
News Corp - Class A	23,403	305	Western Gas Partners LP	30,300	726
WPP PLC	12,456	133	Williams Cos Inc	8,978	174
	$ 438		Williams Partners LP	80,700	3,740
Metal Fabrication & Hardware - 0.01%				$ 70,019
Hanwa Co Ltd	22,000	89	Publicly Traded Investment Fund - 0.51%
			iShares MSCI EAFE Index Fund	33,867	1,758
Mining - 0.08%			John Hancock Preferred Income Fund III	31,400	530
Kingsgate Consolidated Ltd	29,904	264	SPDR S&P 500 ETF Trust	12,603	1,390
Panoramic Resources Ltd	136,070	303		$ 3,678
	$ 567		Real Estate - 2.16%
Miscellaneous Manufacturing - 0.29%			Allgreen Properties Ltd	260,000	224
3M Co	4,919	421	Beijing Capital Land Ltd	730,000	237
General Electric Co	48,409	780	Brookfield Properties Corp	46,900	707
Morgan Crucible Co PLC	32,902	111	Castellum AB	31,100	322
Siemens AG	7,587	739	CB Richard Ellis Group Inc (a)	62,300	1,059
	$ 2,051		China Overseas Land & Investment Ltd	124,000	266
Office & Business Equipment - 0.05%			Conwert Immobilien Invest SE	15,700	187
Xerox Corp	36,457	355	Daito Trust Construction Co Ltd	3,000	163
			Fabege AB	46,700	327
Oil & Gas - 1.22%			FKP Property Group	588,524	373
Chevron Corp	16,389	1,249	Great Eagle Holdings Ltd	90,000	234
ConocoPhillips	14,377	794	Hang Lung Properties Ltd	187,000	780
Cosmo Oil Co Ltd	80,000	191	Henderson Land Development Co Ltd	185,000	1,152
Devon Energy Corp	2,762	173	Henderson Land Development Co Ltd - Warrants	12,000	2
			(a)
ENI SpA	25,401	519
Exxon Mobil Corp	25,199	1,504	Hongkong Land Holdings Ltd	93,000	498
Hess Corp	8,153	437	Hysan Development Co Ltd	214,000	665
Marathon Oil Corp	14,712	492	Jones Lang LaSalle Inc	9,500	736
Occidental Petroleum Corp	5,458	425	Klovern AB	65,000	240
Peyto Energy Trust	11,870	179	KWG Property Holding Ltd	210,000	155
Repsol YPF SA	15,786	372	Mitsui Fudosan Co Ltd	18,000	267
			New World Development Ltd	225,000	402
See accompanying notes			42

Schedule of Investments
Global Diversified Income Fund
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Real Estate (continued)			REITS (continued)
Nomura Real Estate Holdings Inc	17,000 $	209	Mapletree Logistics Trust	608,000 $	394
Renhe Commercial Holdings Co Ltd	3,730,000	802	Mid-America Apartment Communities Inc	8,300	469
Sino Land Co Ltd	318,000	602	Mirvac Group	923,230	1,107
Sponda OYJ	75,641	284	National Health Investors Inc	12,300	463
Sun Hung Kai Properties Ltd	235,000	3,452	National Retail Properties Inc	6,373	147
Swiss Prime Site AG (a)	12,700	796	Nippon Building Fund Inc	30	256
Technopolis PLC	26,300	118	Nippon Commercial Investment Corp	657	721
Tokyo Tatemono Co Ltd	52,000	170	Northern Property Real Estate Investment Trust	21,800	532
	$ 15,429		Omega Healthcare Investors Inc	31,000	681
REITS - 8.77%			Primary Health Properties PLC	28,000	131
Alstria Office REIT-AG	31,253	358	Public Storage Inc	8,100	795
AMB Property Corp	16,100	402	Ramco-Gershenson Properties Trust	84,397	971
American Campus Communities Inc	17,100	495	RioCan Real Estate Investment Trust	21,300	423
Annaly Capital Management Inc	42,809	744	Simon Property Group Inc	45,992	4,103
Apartment Investment & Management Co	28,000	601	SL Green Realty Corp	4,000	241
Astro Japan Property Group	1,398,003	379	Societe Immobiliere de Location pour l'Industrie et	3,525	396
Australand Property Group	76,080	183	le Commerce
AvalonBay Communities Inc	15,200	1,597	Stockland	127,000	436
BioMed Realty Trust Inc	10,410	188	Strategic Hotels & Resorts Inc (a)	239,212	1,103
Boston Properties Inc	16,977	1,390	Sun Communities Inc	18,500	538
British Land Co PLC	180,376	1,307	Tishman Speyer Office Fund (a)	867,000	298
Camden Property Trust	18,668	850	Unibail-Rodamco SE	14,320	2,825
Canadian Real Estate Investment Trust	13,400	396	United Urban Investment Corp	69	458
CapitaCommercial Trust	699,000	679	Vastned Offices/Industrial NV	14,400	206
CapLease Inc	102,800	504	Vastned Retail NV	7,158	413
CBL & Associates Properties Inc	62,900	885	Vornado Realty Trust	21,642	1,792
Challenger Diversified Property Group	280,000	129	Washington Real Estate Investment Trust	4,954	150
Champion REIT	304,000	149	Westfield Group	306,688	3,388
Charter Hall Office REIT	2,543,000	564		$ 62,757
Colonial Properties Trust	60,102	969	Retail - 0.65%
Cominar Real Estate Investment Trust	19,000	363	Gap Inc/The	4,244	77
Corio NV	9,300	546	Home Depot Inc	8,800	251
Cypress Sharpridge Investments Inc	51,900	685	Inergy LP	88,800	3,778
Derwent London PLC	22,000	463	Wesfarmers Ltd	14,192	399
Dexus Property Group	891,430	657	Wesfarmers Ltd - PPS	5,122	144
Dundee Real Estate Investment Trust	35,300	877		$ 4,649
EastGroup Properties Inc	13,500	490	Savings & Loans - 0.08%
Education Realty Trust Inc	53,700	373	Dime Community Bancshares	16,796	220
Entertainment Properties Trust	31,304	1,306	New York Community Bancorp Inc	19,856	343
Equity Residential	53,946	2,473		$ 563
Essex Property Trust Inc	12,900	1,356	Semiconductors - 0.07%
Eurocommercial Properties NV	9,526	360	Intel Corp	25,413	524
Federal Realty Investment Trust	16,265	1,272
FelCor Lodging Trust Inc (a)	45,273	269	Telecommunications - 0.69%
Fonciere Des Regions	54	5	AT&T Inc	44,477	1,154
Frasers Centrepoint Trust	530,000	534	BCE Inc	5,700	174
Gecina SA	4,400	451	BT Group PLC	96,684	216
General Growth Properties Inc	45,700	636	France Telecom SA	6,227	130
GEO Property Group	305,000	58	Frontier Communications Corp	1,877	14
Goodman Group	275,417	153	Nippon Telegraph & Telephone Corp	5,500	229
GPT Group	312,000	807	Nokia OYJ	19,235	178
Great Portland Estates PLC	91,948	435	NTT DoCoMo Inc	234	372
H&R Real Estate Investment Trust	29,436	521	Qwest Communications International Inc	15,540	88
Hammerson PLC	95,400	581	Telecom Italia SpA	180,308	230
HCP Inc	6,631	235	Telecom Italia SpA - RNC	112,513	117
Health Care REIT Inc	38,000	1,722	Telstra Corp Ltd	96,026	280
Hersha Hospitality Trust	86,899	442	Telus Corp	8,000	300
Highwoods Properties Inc	29,200	914	Verizon Communications Inc	8,431	245
Home Properties Inc	10,300	512	Vodafone Group PLC	437,969	1,022
Hospitality Properties Trust	38,400	785	Windstream Corp	14,785	169
Host Hotels & Resorts Inc	68,331	980		$ 4,918
ING Industrial Fund	770,455	310	Toys, Games & Hobbies - 0.04%
InnVest Real Estate Investment Trust	65,000	410	Mattel Inc	12,567	266
Japan Excellent Inc	33	162
Japan Retail Fund Investment Corp	517	666	Trucking & Leasing - 0.05%
Kenedix Realty Investment Corp	147	483	TAL International Group Inc	14,113	380
Kimco Realty Corp	42,000	633
Klepierre	26,072	832	TOTAL COMMON STOCKS	$ 216,117
Land Securities Group PLC	134,507	1,293
Macerich Co/The	8,718	361
Mack-Cali Realty Corp	4,341	140
See accompanying notes			43

Schedule of Investments
Global Diversified Income Fund
July 31, 2010 (unaudited)

PREFERRED STOCKS - 9.42%	Shares Held Value (000's)		PREFERRED STOCKS (continued)	Shares Held Value (000's)
Banks - 2.32%			Insurance (continued)
Bank of America Corp 8.20%; Series H	800 $	20	ING Groep NV 7.05%	40,800 $	851
Bank of America Corp 8.63%; Series MER	58,800	1,518	ING Groep NV 7.20%	30,500	653
Barclays Bank PLC 6.63%	16,400	374	ING Groep NV 8.50%	26,800	652
Barclays Bank PLC 7.75%	68,100	1,731	Lincoln National Corp 6.75%	1,700	42
Barclays Bank PLC 8.13%	24,800	643	PLC Capital Trust III	21,300	520
BB&T Capital Trust VI	500	14	PLC Capital Trust V	4,800	105
BB&T Capital Trust VII	50,000	1,311	Prudential PLC 6.50%	800	19
CoBank ACB 11.00%; Series C (b)	6,000	334	RenaissanceRe Holdings Ltd - Series B	5,300	131
CoBank ACB 11.00%; Series D (c)	8,400	469	RenaissanceRe Holdings Ltd - Series C	9,800	214
CoBank ACB 7.00% (b),(c)	19,500	865	RenaissanceRe Holdings Ltd - Series D	24,800	593
Fifth Third Capital Trust V	9,100	225	Torchmark Capital Trust III	1,800	45
Fifth Third Capital Trust VI	3,500	86			$ 16,286
Fifth Third Capital Trust VII	30,900	809	Media - 0.18%
Fleet Capital Trust VIII	1,300	32	CBS Corp 6.75%	34,100	846
HSBC Holdings PLC (a)	210,346	5,465	Viacom Inc	19,100	483
HSBC Holdings PLC 6.20%	21,800	489			$ 1,329
KeyCorp Capital V	4,200	92	Oil & Gas - 0.01%
KeyCorp Capital VI	500	11	Nexen Inc	2,900	72
KeyCorp Capital VIII	3,600	88
KeyCorp Capital X	17,800	453	REITS - 2.31%
M&T Capital Trust IV	9,600	263	BRE Properties Inc - Series C	25,000	588
National City Capital Trust II	3,100	75	CommonWealth REIT	111,900	2,238
National City Capital Trust III	1,000	24	CommonWealth REIT - Series C	3,300	79
Santander Finance Preferred SA Unipersonal	15,500	434	Developers Diversified Realty Corp 7.38%	16,600	365
SunTrust Capital IX	6,700	170	Developers Diversified Realty Corp 7.50%	4,000	89
VNB Capital Trust I	23,508	593	Developers Diversified Realty Corp 8.00%	2,700	65
	$ 16,588		Digital Realty Trust Inc (a)	45,000	1,695
Diversified Financial Services - 1.69%			Duke Realty Corp 6.50%	500	11
Ameriprise Financial Inc	50,000	1,350	Duke Realty Corp 6.60%	36,400	793
Citigroup Capital VIII	14,800	351	Duke Realty Corp 6.63%	1,300	28
Citigroup Capital X	1,000	22	Duke Realty Corp 6.95%	10,100	230
Citigroup Capital XII	81,825	2,140	Harris Preferred Capital Corp	15,200	379
Citigroup Capital XV	4,200	95	Kimco Realty Corp 6.65%	7,600	181
Citigroup Capital XVII	700	15	Kimco Realty Corp 7.75%	108,200	2,829
Corporate-Backed Trust Certificates 6.00%	1,100	25	Prologis - Series G	8,000	177
CORTS Trust for First Union Institutional Capital I	1,800	47	PS Business Parks Inc - Series L	1,900	47
Countrywide Financial Corp	22,600	530	PS Business Parks Inc - Series M	70,000	1,702
Credit Suisse Guernsey Ltd	25,600	668	Public Storage Inc	4,703	118
Deutsche Bank Capital Funding Trust X	6,700	164	Public Storage Inc 6.45%; Series F	16,900	407
Deutsche Bank Contingent Capital Trust II	15,500	349	Public Storage Inc 6.45%; Series X	1,300	31
Deutsche Bank Contingent Capital Trust III	108,600	2,715	Public Storage Inc 6.60%; Series C	21,400	531
Deutsche Bank Contingent Capital Trust V	38,200	985	Public Storage Inc 6.75%; Series L	1,600	40
Merrill Lynch Capital Trust II	28,000	622	Public Storage Inc 6.95%; Series H	4,900	124
Morgan Stanley Capital Trust III	28,100	680	Regency Centers Corp 7.25%	3,100	77
Morgan Stanley Capital Trust IV	27,700	646	Regency Centers Corp 7.45%	8,100	201
Morgan Stanley Capital Trust V	3,800	85	UDR Inc	700	17
National City Capital Trust IV	16,000	411	Vornado Realty LP	121,722	3,173
PreferredPlus TR-CCR1 8.05%; Series CCR1	3,400	85	Vornado Realty Trust - Series F	4,000	94
PreferredPlus TR-CCR1 6.00%; Series GSC3	1,600	35	Weingarten Realty Investors 6.50%	6,000	138
PreferredPlus TR-CCR1 6.00%; Series GSG1	3,000	68	Weingarten Realty Investors 6.75%	1,600	37
	$ 12,088		Weingarten Realty Investors 8.10%	2,400	54
Electric - 0.24%					$ 16,538
Entergy Mississippi Inc	20,259	513	Telecommunications - 0.39%
Entergy Texas Inc	8,400	240	Telephone & Data Systems Inc 7.60%	104,100	2,631
FPL Group Capital Inc 8.75%	5,900	173	United States Cellular Corp 7.50%	6,800	172
PPL Capital Funding Inc	6,200	165			$ 2,803
SCANA Corp	21,940	611	TOTAL PREFERRED STOCKS		$ 67,406
	$ 1,702			Principal
Insurance - 2.28%				Amount
Aegon NV 6.375%	109,200	2,200	BONDS - 52.82%	(000's)	Value (000's)
Aegon NV 6.50%	15,300	311	Advertising - 0.72%
Aegon NV 6.875%	3,500	75	Affinion Group Inc
Aegon NV 7.25%	800	18	10.13%, 10/15/2013	$ 1,750	$ 1,803
Allianz SE	191,077	5,010	Lamar Media Corp
Arch Capital Group Ltd 7.88%	34,100	874	7.88%, 4/15/2018(b)	750	774
Arch Capital Group Ltd 8.00%	19,400	495	MDC Partners Inc
Axis Capital Holdings Ltd	31,000	2,674	11.00%, 11/1/2016(b)	365	398
Delphi Financial Group Inc 7.38%	3,600	73	11.00%, 11/1/2016(b)	2,000	2,180
Delphi Financial Group Inc 8.00%	7,226	184			$ 5,155
Everest Re Capital Trust II	23,200	528
ING Groep NV 6.20%	1,000	19
See accompanying notes			44

Schedule of Investments
Global Diversified Income Fund
July 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Aerospace & Defense - 1.45%			Banks (continued)
Global Aviation Holdings Ltd			First Union Capital I
14.00%, 8/15/2013(b)	$ 2,500 $	2,653	7.94%, 1/15/2027	$ 530 $	526
Kratos Defense & Security Solutions Inc			First Union Institutional Capital I
10.00%, 6/1/2017(b)	1,895	1,964	8.04%, 12/1/2026	1,550	1,530
Sequa Corp			First Union Institutional Capital II
11.75%, 12/1/2015(b)	4,000	3,995	7.85%, 1/1/2027	1,400	1,381
Triumph Group Inc			Halyk Savings Bank of Kazakhstan JSC
8.00%, 11/15/2017	250	248	7.25%, 5/3/2017	233	219
Wyle Services Corp			HBOS Capital Funding LP
10.50%, 4/1/2018(b)	1,500	1,530	6.07%, 6/29/2049(b),(e)	1,950	1,511
	$ 10,390		HSBC USA Capital Trust I
Agriculture - 0.11%			7.81%, 12/15/2026(b),(c)	300	294
Vector Group Ltd			ICICI Bank Ltd/Bahrain
11.00%, 8/15/2015	750	778	6.63%, 10/3/2012	640	678
			Itau Unibanco Holding SA
Airlines - 1.04%			6.20%, 4/15/2020	100	106
Continental Airlines 2007-1 Class C Pass Through			JP Morgan Chase & Co
Trust			7.90%, 4/29/2049(e)	3,900	4,074
7.34%, 4/19/2014	4,160	4,108	Kazkommertsbank
Delta Air Lines Inc			8.50%, 4/16/2013	100	95
6.72%, 1/2/2023	309	298	KeyCorp Capital III
12.25%, 3/15/2015(b)	1,400	1,535	7.75%, 7/15/2029	395	371
UAL 2009-1 Pass Through Trust			National Australia Bank/New York
10.40%, 11/1/2016(d)	210	228	8.00%, 9/29/2049	800	853
UAL 2009-2A Pass Through Trust			NB Capital Trust II
9.75%, 1/15/2017(d)	238	257	7.83%, 12/15/2026	1,150	1,147
United Air Lines Inc			NB Capital Trust IV
9.88%, 8/1/2013(b)	970	1,040	8.25%, 4/15/2027	455	465
	$ 7,466		Societe Generale
Automobile Parts & Equipment - 0.91%			8.75%, 4/7/2049	3,770	3,911
Exide Technologies			Standard Chartered PLC
10.50%, 3/15/2013	3,750	3,806	7.01%, 7/30/2049(b)	100	94
Stanadyne Corp			State Bank of India/London
10.00%, 8/15/2014	2,900	2,726	4.50%, 10/23/2014	100	102
	$ 6,532		SunTrust Capital VIII
Banks - 6.24%			6.10%, 12/1/2066	3,800	3,164
Abbey National Capital Trust I			Susquehanna Capital II
8.96%, 12/29/2049	2,300	2,369	11.00%, 3/23/2040	750	774
Akbank TAS			VTB Capital SA
5.13%, 7/22/2015(b)	190	190	6.25%, 6/30/2035(b)	400	407
Banco Mercantil del Norte SA			VTB Capital SA for VTB Bank
4.38%, 7/19/2015(b)	1,069	1,065	6.25%, 6/30/2035	111	113
Banco Votorantim SA			6.88%, 5/29/2018	427	446
7.38%, 1/21/2020(b)	170	176	Wachovia Capital Trust V
			7.97%, 6/1/2027(b)	2,000	1,985
BanColombia SA
6.13%, 7/26/2020	400	409		$ 44,597
BankAmerica Institutional Capital A			Building Materials - 0.02%
8.07%, 12/31/2026(b)	61	62	Cemex Finance LLC
Barclays Bank PLC			9.50%, 12/14/2016	176	171
6.28%, 12/15/2049	100	75
7.43%, 9/15/2049(b),(e)	550	536	Chemicals - 0.49%
BBVA Bancomer SA/Texas			CPG International I Inc
7.25%, 4/22/2020	277	287	7.50%, 7/1/2012(e)	550	534
BBVA International Preferred SA Unipersonal			10.50%, 7/1/2013	2,911	2,940
5.92%, 12/18/2049(e)	4,500	3,622		$ 3,474
BNP Paribas			Coal - 0.15%
7.20%, 6/29/2049(b)	2,400	2,268	Consol Energy Inc
BPCE SA			8.25%, 4/1/2020(b)	1,000	1,075
12.50%, 9/30/2049(b)	500	548
CIT Group Inc			Commercial Services - 2.50%
7.00%, 5/1/2016	3,500	3,334	Alion Science and Technology Corp
Claudius Ltd for Credit Suisse			12.00%, 11/1/2014(b)	1,500	1,478
8.25%, 12/27/2049	1,000	1,057	12.00%, 11/1/2014(b)	803	791
Credit Agricole SA			Aramark Corp
8.38%, 10/13/2049(b),(e)	600	624	8.50%, 2/1/2015	1,015	1,049
9.75%, 6/29/2049	2,600	2,789	Bankrate Inc
First Hawaiian Capital I			11.75%, 7/15/2015(b)	2,000	2,055
8.34%, 7/1/2027	1,000	940	Catalent Pharma Solutions Inc
			9.50%, 4/15/2015	3,503	3,494
See accompanying notes			45

Schedule of Investments
Global Diversified Income Fund
July 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Commercial Services (continued)			Diversified Financial Services (continued)
DynCorp International Inc			MBNA Capital A
10.38%, 7/1/2017(b)	$ 1,500 $	1,551	8.28%, 12/1/2026	$ 1,000 $	1,021
Laureate Education Inc			Nuveen Investments Inc
10.00%, 8/15/2015(b)	2,800	2,814	10.50%, 11/15/2015	2,000	1,965
Live Nation Entertainment Inc			Old Mutual Capital Funding
8.13%, 5/15/2018(b)	1,160	1,102	8.00%, 5/29/2049	1,500	1,411
NCO Group Inc			RSHB Capital SA for OJSC Russian Agricultural
11.88%, 11/15/2014	1,650	1,567	Bank
PharmaNet Development Group Inc			6.30%, 5/15/2017	280	286
10.88%, 4/15/2017(b)	2,000	1,990	RZD Capital Ltd
	$ 17,891		5.74%, 4/3/2017	422	428
Computers - 0.83%			Swiss Re Capital I LP
Compucom Systems Inc			6.85%, 5/29/2049(b),(e)	3,000	2,599
12.50%, 10/1/2015(b)	3,150	3,351	TNK-BP Finance SA
Stratus Technologies Inc			7.25%, 2/2/2020(b)	742	783
12.00%, 3/29/2015(b)	2,750	2,399	VEB Finance Ltd for Vnesheconombank
SunGard Data Systems Inc			6.90%, 7/9/2020(b)	208	220
10.25%, 8/15/2015	140	147	ZFS Finance USA Trust II
	$ 5,897		6.45%, 12/15/2065(b),(e)	3,000	2,730
Consumer Products - 0.58%				$ 29,496
American Achievement Corp			Electric - 0.68%
8.25%, 4/1/2012(b)	465	459	Dominion Resources Inc/VA
Prestige Brands Inc			7.50%, 6/30/2066	700	697
8.25%, 4/1/2018(b)	500	513	Elwood Energy LLC
Spectrum Brands Holdings Inc			8.16%, 7/5/2026	209	198
9.50%, 6/15/2018(b)	3,000	3,165	FPL Group Capital Inc
	$ 4,137		7.30%, 9/1/2067(e)	200	202
Distribution & Wholesale - 0.63%			Indiantown Cogeneration LP
Intcomex Inc			9.26%, 12/15/2010	50	50
13.25%, 12/15/2014(b)	2,750	2,922	Majapahit Holding BV
Minerva Overseas II Ltd			7.75%, 1/20/2020(b)	841	973
10.88%, 11/15/2019(b)	845	893	7.88%, 6/29/2037	100	112
10.88%, 11/15/2019	360	384	Midwest Generation LLC
VWR Funding Inc			8.56%, 1/2/2016	312	308
10.25%, 7/15/2015	264	273	Reliant Energy Mid-Atlantic Power Holdings LLC
	$ 4,472		9.24%, 7/2/2017	356	370
Diversified Financial Services - 4.12%			United Maritime Group LLC/United Maritime
AngloGold Ashanti Holdings PLC			Group Finance Corp
			11.75%, 6/15/2015(b)	2,000	1,985
5.38%, 4/15/2020	360	374
Biz Finance PLC for Ukreximbank				$ 4,895
8.38%, 4/27/2015	388	400	Electrical Components & Equipment - 0.22%
Capital One Capital III			Coleman Cable Inc
7.69%, 8/15/2036	1,300	1,293	9.00%, 2/15/2018(b)	1,600	1,600
Capital One Capital VI
8.88%, 5/15/2040	840	888	Energy - Alternate Sources - 0.09%
CEVA Group PLC			Power Sector Assets & Liabilities Management
11.50%, 4/1/2018(b)	550	575	Corp
11.63%, 10/1/2016(b)	1,050	1,121	7.25%, 5/27/2019	304	352
Chukchansi Economic Development Authority			7.39%, 12/2/2024(b)	227	263
4.12%, 11/15/2012(b),(e)	2,000	1,280		$ 615
Citigroup Capital XXI			Entertainment - 1.23%
8.30%, 12/21/2057	1,400	1,442	Lions Gate Entertainment Inc
City National Capital Trust I			10.25%, 11/1/2016(b)	1,500	1,500
9.63%, 2/1/2040	300	318	Pinnacle Entertainment Inc
E*Trade Financial Corp			8.75%, 5/15/2020(b)	1,100	1,075
7.38%, 9/15/2013	1,000	959	River Rock Entertainment Authority/The
Financiera Independencia SAB de CV			9.75%, 11/1/2011	3,700	3,460
10.00%, 3/30/2015(b)	482	467	Snoqualmie Entertainment Authority
Glen Meadow Pass-Through Trust			4.14%, 2/1/2014(b),(e)	750	615
6.51%, 2/12/2067(b),(e)	2,100	1,580	9.13%, 2/1/2015(b)	2,500	2,175
Icahn Enterprises LP / Icahn Enterprises Finance				$ 8,825
Corp			Food - 0.45%
7.75%, 1/15/2016	2,750	2,757	B&G Foods Inc
International Lease Finance Corp			7.63%, 1/15/2018	170	176
6.38%, 3/25/2013	1,500	1,455	C&S Group Enterprises LLC
8.63%, 9/15/2015(b)	2,260	2,300	8.38%, 5/1/2017(b)	2,810	2,669
LBG Capital No 1 PLC
7.88%, 11/1/2020	1,000	844

See accompanying notes			46

Schedule of Investments
Global Diversified Income Fund
July 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Food (continued)			Investment Companies (continued)
JBS Finance II Ltd			Offshore Group Investments Ltd
8.25%, 1/29/2018(b)	$ 395 $	398	11.50%, 8/1/2015(b)	$ 1,005 $	1,000
	$ 3,243			$ 4,582
Forest Products & Paper - 0.10%			Iron & Steel - 0.49%
Bio Pappel SAB de CV			Evraz Group SA
6.00%, 8/27/2016(e)	914	739	9.50%, 4/24/2018	350	377
			Standard Steel LLC/Standard Steel Finance Corp
Healthcare - Products - 0.38%			12.00%, 5/1/2015(b),(d)	3,000	3,007
Biomet Inc			Steel Capital SA for OAO Severstal
11.63%, 10/15/2017	2,400	2,691	9.75%, 7/29/2013	105	115
				$ 3,499
Healthcare - Services - 0.51%			Leisure Products & Services - 1.11%
Apria Healthcare Group Inc			Easton-Bell Sports Inc
12.38%, 11/1/2014(b)	1,350	1,451	9.75%, 12/1/2016(b)	1,910	2,010
Community Health Systems Inc			Royal Caribbean Cruises Ltd
8.88%, 7/15/2015	2,100	2,200	6.88%, 12/1/2013	325	331
	$ 3,651		Sabre Holdings Corp
Holding Companies - Diversified - 0.35%			8.35%, 3/15/2016(e)	3,500	3,517
Susser Holdings LLC / Susser Finance Corp			Travelport LLC
8.50%, 5/15/2016(b)	2,410	2,494	9.88%, 9/1/2014	250	258
			11.88%, 9/1/2016	1,700	1,828
Insurance - 3.56%				$ 7,944
AXA SA			Lodging - 1.68%
6.38%, 12/29/2049(b),(e)	4,700	3,736	Boyd Gaming Corp
Catlin Insurance Co Ltd			6.75%, 4/15/2014	3,200	2,840
7.25%, 12/18/2049(b)	2,150	1,720	Harrah's Operating Co Inc
Delphi Financial Group Inc			10.75%, 2/1/2016	1,500	1,260
7.88%, 1/31/2020	800	844	12.75%, 4/15/2018(b)	1,000	973
Everest Reinsurance Holdings Inc			MGM Resorts International
6.60%, 5/15/2037(e)	1,100	968	11.38%, 3/1/2018(b)	2,000	1,890
Ironshore Holdings US Inc			Wyndham Worldwide Corp
8.50%, 5/15/2020(b)	3,120	3,139	7.38%, 3/1/2020	350	369
Liberty Mutual Group Inc			Wynn Las Vegas LLC / Wynn Las Vegas Capital
7.00%, 3/15/2037(b),(e)	300	249	Corp
7.80%, 3/15/2037(b)	1,500	1,335	7.75%, 8/15/2020(b),(f)	4,600	4,663
10.75%, 6/15/2058(b),(e)	210	230		$ 11,995
Lincoln National Corp			Machinery - Diversified - 0.46%
7.00%, 5/17/2066(e)	775	701	Case New Holland Inc
MetLife Capital Trust IV			7.88%, 12/1/2017(b)	3,000	3,143
7.88%, 12/15/2037(b)	2,200	2,200	CPM Holdings Inc
MetLife Capital Trust X			10.63%, 9/1/2014(b)	100	108
9.25%, 4/8/2068(b)	1,000	1,130
				$ 3,251
Nationwide Financial Services			Media - 1.02%
6.75%, 5/15/2037	4,980	3,993	Cablevision Systems Corp
Progressive Corp/The			8.00%, 4/15/2020	2,100	2,221
6.70%, 6/15/2037	300	288	CCO Holdings LLC / CCO Holdings Capital Corp
Prudential Financial Inc			8.13%, 4/30/2020(b)	2,000	2,115
8.88%, 6/15/2038(e)	300	331
			Globo Comunicacao e Participacoes SA
Unitrin Inc			6.25%, 12/31/2049(b),(e)	320	323
6.00%, 5/15/2017	150	149	Myriad International Holding BV
USI Holdings Corp			6.38%, 7/28/2017(b)	400	411
9.75%, 5/15/2015(b)	2,673	2,513
			Nielsen Finance LLC / Nielsen Finance Co
XL Group PLC			0.00%, 8/1/2016(e)	2,300	2,242
6.50%, 12/31/2049(e)	2,500	1,900
				$ 7,312
	$ 25,426		Mining - 0.30%
Internet - 0.68%			Southern Copper Corp
GXS Worldwide Inc			5.38%, 4/16/2020	242	249
9.75%, 6/15/2015(b)	3,250	3,120
			6.75%, 4/16/2040	593	623
Open Solutions Inc			Vale Overseas Ltd
9.75%, 2/1/2015(b)	2,250	1,738
			5.63%, 9/15/2019	556	604
	$ 4,858		6.88%, 11/21/2036	505	558
Investment Companies - 0.64%			Vedanta Resources PLC
American Capital Ltd			9.50%, 7/18/2018(b)	100	110
8.96%, 12/31/2013(b),(e)	2,750	2,714		$ 2,144
Man Group PLC			Miscellaneous Manufacturing - 0.99%
11.00%, 5/7/2049	836	868	Amsted Industries Inc
			8.13%, 3/15/2018(b)	2,000	2,050

See accompanying notes			47

Schedule of Investments
Global Diversified Income Fund
July 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Miscellaneous Manufacturing (continued)			Mortgage Backed Securities (continued)
Eastman Kodak Co			Wachovia Bank Commercial Mortgage Trust
7.25%, 11/15/2013	$ 1,470 $	1,422	(continued)
9.75%, 3/1/2018(b)	1,530	1,526	5.37%, 11/15/2048	$ 200 $	151
RBS Global Inc / Rexnord LLC				$ 24,309
8.50%, 5/1/2018(b)	2,050	2,071	Oil & Gas - 1.67%
	$ 7,069		Continental Resources Inc/OK
Mortgage Backed Securities - 3.40%			7.38%, 10/1/2020(b)	1,500	1,522
Banc of America Commercial Mortgage Inc			Denbury Resources Inc
5.17%, 9/10/2047	200	201	8.25%, 2/15/2020	590	630
5.63%, 4/10/2049	1,000	1,040	Ecopetrol SA
5.89%, 7/10/2044	400	420	7.63%, 7/23/2019	321	376
Bear Stearns Commercial Mortgage Securities			Gaz Capital SA for Gazprom
7.90%, 2/15/2032(e)	126	126	7.29%, 8/16/2037(b)	1,225	1,265
Citigroup Commercial Mortgage Trust			9.25%, 4/23/2019(b)	200	241
5.32%, 12/17/2049(b)	746	651	KazMunaiGaz Finance Sub BV
6.09%, 12/10/2049	300	325	7.00%, 5/5/2020(b)	758	817
Citigroup/Deutsche Bank Commercial Mortgage			11.75%, 1/23/2015	100	126
Trust			Lukoil International Finance BV
0.35%, 11/15/2044(b)	68,328	540	7.25%, 11/5/2019(b)	350	372
5.89%, 11/15/2044	1,081	1,139	NAK Naftogaz Ukraine
Commercial Mortgage Loan Trust			9.50%, 9/30/2014	347	377
6.02%, 9/10/2017(e)	705	720	Petrobras International Finance Co
Commercial Mortgage Pass Through Certificates			5.75%, 1/20/2020	1,122	1,193
5.82%, 12/10/2049(e)	1,690	1,794	6.88%, 1/20/2040	198	215
Credit Suisse Mortgage Capital Certificates			Petroleos de Venezuela SA
0.11%, 9/15/2040(b)	79,377	519	5.00%, 10/28/2015	533	306
5.38%, 11/15/2016(b)	400	418	5.25%, 4/12/2017	950	576
5.55%, 2/15/2039(e)	200	165	Petroleos Mexicanos
5.66%, 3/15/2039(e)	200	206	5.50%, 1/21/2021(b)	580	597
5.72%, 6/15/2039(e)	375	364	8.00%, 5/3/2019	542	656
6.21%, 9/15/2017(e)	370	373	SandRidge Energy Inc
GMAC Commercial Mortgage Securities Inc			8.63%, 4/1/2015	2,029	2,044
7.84%, 8/16/2033	350	350	8.75%, 1/15/2020(b)	650	663
Greenwich Capital Commercial Funding Corp				$ 11,976
5.44%, 3/10/2039(e)	1,000	1,027	Oil & Gas Services - 0.63%
GS Mortgage Securities Corp II			Aquilex Holdings LLC/Aquilex Finance Corp
5.37%, 8/17/2016(b)	400	397	11.13%, 12/15/2016(b)	2,000	2,060
JP Morgan Chase Commercial Mortgage Securities			Thermon Industries Inc
Corp			9.50%, 5/1/2017(b)	2,350	2,409
4.99%, 9/12/2037	200	172		$ 4,469
5.31%, 1/15/2049	803	803	Other Asset Backed Securities - 0.34%
5.73%, 10/12/2016(e)	600	648	Applebee's Enterprises LLC
5.75%, 2/12/2049(e)	300	310	6.43%, 12/20/2012(b)	2,628	2,447
LB-UBS Commercial Mortgage Trust
0.30%, 9/15/2037(b),(e)	53,802	580	Pharmaceuticals - 0.46%
0.53%, 2/15/2040	22,186	352	BioScrip Inc
5.41%, 9/15/2039(e)	1,490	1,330	10.25%, 10/1/2015(b)	3,000	3,045
5.86%, 7/15/2040(e)	1,445	1,445	Omnicare Inc
5.88%, 6/15/2038(e)	400	429	7.75%, 6/1/2020	250	266
7.70%, 7/15/2032	350	350		$ 3,311
Merrill Lynch/Countrywide Commercial Mortgage			REITS - 0.08%
Trust			DuPont Fabros Technology LP
0.48%, 9/12/2049(e)	32,160	660
			8.50%, 12/15/2017	550	585
5.64%, 11/12/2016	250	270
Morgan Stanley Capital I			Retail - 1.76%
5.45%, 10/28/2033(b)	152	146
			CKE Restaurants Inc
5.63%, 6/12/2012	800	816	11.38%, 7/15/2018(b)	3,475	3,536
Morgan Stanley Reremic Trust			El Pollo Loco Inc
4.97%, 4/15/2040(b)	850	753
			11.75%, 12/1/2012	250	255
Prudential Mortgage Capital Funding LLC			Games Merger Corp
7.34%, 5/10/2034(b),(e)	800	813	11.00%, 6/1/2018(b)	2,825	2,924
RBSCF Trust			Landry's Restaurants Inc
4.66%, 4/15/2015(b)	150	150	11.63%, 12/1/2015(b)	745	797
5.83%, 7/17/2014(b),(e)	150	144
			11.63%, 12/1/2015	1,505	1,610
Wachovia Bank Commercial Mortgage Trust			Rite Aid Corp
0.52%, 6/15/2035(b)	25,026	677
			9.50%, 6/15/2017	4,250	3,475
5.25%, 12/15/2043	1,500	1,503		$ 12,597
5.34%, 11/15/2048	1,158	1,032

See accompanying notes			48

Schedule of Investments
Global Diversified Income Fund
July 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's)	Value (000's)
Savings & Loans - 0.05%			Sovereign (continued)
Sovereign Capital Trust VI			South Africa Government International Bond
7.91%, 6/13/2036	$ 400 $	372	(continued)
			6.88%, 5/27/2019	$ 389	$ 459
Semiconductors - 0.29%			Turkey Government International Bond
Freescale Semiconductor Inc			5.63%, 3/30/2021	515	532
9.25%, 4/15/2018(b)	2,000	2,065	6.88%, 3/17/2036	2,185	2,365
			7.00%, 6/5/2020	2,000	2,300
Software - 0.82%			7.25%, 3/15/2015	1,200	1,382
Aspect Software Inc			Ukraine Government International Bond
10.63%, 5/15/2017(b)	3,000	3,067	6.58%, 11/21/2016(b)	300	300
First Data Corp			6.58%, 11/21/2016	100	100
9.88%, 9/24/2015	2,700	2,174	Venezuela Government International Bond
9.88%, 9/24/2015	300	239	5.75%, 2/26/2016	240	164
JDA Software Group Inc			6.00%, 12/9/2020	221	133
8.00%, 12/15/2014(b)	400	409	8.50%, 10/8/2014	567	462
	$ 5,889				$ 40,461
Sovereign - 5.66%			Telecommunications - 2.93%
Argentina Bonos			America Movil SAB de CV
7.00%, 10/3/2015	1,675	1,466	5.00%, 3/30/2020	425	452
Argentina Government International Bond			5.63%, 11/15/2017	558	624
8.28%, 12/31/2033	2,048	1,587	6.13%, 3/30/2040(b)	500	540
Banco Nacional de Desenvolvimento Economico e			6.38%, 3/1/2035	285	316
Social			Clearwire Communications LLC/Clearwire Finance
5.50%, 7/12/2020	353	368	Inc
6.50%, 6/10/2019	317	352	12.00%, 12/1/2015(b)	1,400	1,463
Brazilian Government International Bond			12.00%, 12/1/2015(b)	2,050	2,147
5.63%, 1/7/2041	386	402	Cleveland Unlimited Inc
5.88%, 1/15/2019	3,835	4,341	13.50%, 12/15/2010(b),(e)	250	238
7.88%, 3/7/2015	900	1,084	Digicel Group Ltd
8.25%, 1/20/2034	400	554	9.13%, 1/15/2015(b)	825	833
10.13%, 5/15/2027	340	528	10.50%, 4/15/2018(b)	199	213
Colombia Government International Bond			Indosat Palapa Co BV
6.13%, 1/18/2041	354	380	7.38%, 7/29/2020(b)	385	402
7.38%, 3/18/2019	1,315	1,608	Intelsat Luxembourg SA
11.75%, 2/25/2020	101	154	11.25%, 2/4/2017	1,220	1,293
Croatia Government International Bond			Level 3 Financing Inc
6.63%, 7/14/2020(b)	400	429	9.25%, 11/1/2014	210	195
Democratic Socialist Republic of Sri Lanka			10.00%, 2/1/2018	1,500	1,367
7.40%, 1/22/2015	112	121	MTS International Funding Ltd
Egypt Government International Bond			8.63%, 6/22/2020(b)	460	513
5.75%, 4/29/2020(b)	245	251	Nextel Communications Inc
Indonesia Government International Bond			7.38%, 8/1/2015	250	248
5.88%, 3/13/2020(b)	1,019	1,126	Sprint Nextel Corp
6.63%, 2/17/2037(b)	909	1,028	6.00%, 12/1/2016	250	236
6.75%, 3/10/2014	522	584	8.38%, 8/15/2017	200	209
11.63%, 3/4/2019(b)	650	978	Telcordia Technologies Inc
Mexico Government International Bond			11.00%, 5/1/2018(b)	4,550	4,408
5.63%, 1/15/2017	200	221	Telemar Norte Leste SA
5.95%, 3/19/2019	1,953	2,205	9.50%, 4/23/2019	200	248
6.05%, 1/11/2040	560	608	VIP Finance Ireland Ltd for OJSC Vimpel
6.63%, 3/3/2015	235	270	Communications
Panama Government International Bond			8.38%, 4/30/2013(b)	100	108
5.20%, 1/30/2020	1,050	1,124	9.13%, 4/30/2018(b)	880	1,006
6.70%, 1/26/2036	222	260	West Corp
Peruvian Government International Bond			9.50%, 10/15/2014	767	784
7.13%, 3/30/2019	1,139	1,393	11.00%, 10/15/2016	2,575	2,723
8.75%, 11/21/2033	611	871	Wind Acquisition Finance SA
Philippine Government International Bond			11.75%, 7/15/2017(b)	340	361
6.38%, 1/15/2032	329	360			$ 20,927
6.38%, 10/23/2034	702	772	TOTAL BONDS		$ 377,772
6.50%, 1/20/2020	1,244	1,438		Principal
8.00%, 1/15/2016	318	388		Amount
8.25%, 1/15/2014	247	290	CONVERTIBLE BONDS - 0.01%	(000's)	Value (000's)
Russian Foreign Bond - Eurobond			Agriculture - 0.01%
3.63%, 4/29/2015(b)	600	597	Vector Group Ltd
5.00%, 4/29/2020(b)	1,040	1,048	5.75%, 6/15/2026	70	81
7.50%, 3/31/2030(b)	2,341	2,721
South Africa Government International Bond			TOTAL CONVERTIBLE BONDS		$ 81
5.50%, 3/9/2020	334	357
See accompanying notes			49

Schedule of Investments
Global Diversified Income Fund
July 31, 2010 (unaudited)

	Principal			Maturity
SENIOR FLOATING RATE INTERESTS -	Amount			Amount
2.98%	(000's)	Value (000's)	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Commercial Services - 0.55%			Banks (continued)
Interactive Data Corporation, Term Loan			Investment in Joint Trading Account; Morgan	$ 2,672	$ 2,673
0.00%, 1/29/2017(e),(g)	$ 2,200	$ 2,207	Stanley Repurchase Agreement; 0.20% dated
NCO Group Inc, Term Loan			07/30/10 maturing 08/02/10 (collateralized by
7.50%, 11/12/2013(e)	1,772	1,719	Sovereign Agency Issues; $2,725,818; 3.00%
		$ 3,926	- 6.88%; dated 09/15/10 - 07/28/14)
Diversified Financial Services - 0.31%					$ 10,754
American General Finance Corp, Term Loan			TOTAL REPURCHASE AGREEMENTS		$ 10,754
0.00%, 4/21/2015(e),(g)	2,250	2,222	Total Investments		$ 693,416
			Other Assets in Excess of Liabilities, Net - 3.05%		$ 21,827
Electric - 0.05%			TOTAL NET ASSETS - 100.00%		$ 715,243
Texas Competitive Electric Holdings Co LLC,
Term Loan B3
3.85%, 10/10/2014(e)	491	380	(a) Non-Income Producing Security
			(b)	Security exempt from registration under Rule 144A of the Securities Act of
Food - 0.50%			1933. These securities may be resold in transactions exempt from
BI-LO LLC, Term Loan			registration, normally to qualified institutional buyers. Unless otherwise
9.50%, 5/14/2015(e)	3,604	3,586	indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $188,397 or 26.34% of net
Lodging - 0.07%			assets.
Harrah's Operating Co Inc, Term Increment Loan			(c) Security is Illiquid
B4			(d)	Market value is determined in accordance with procedures established in
9.50%, 10/23/2016(e)	498	508	good faith by the Board of Directors. At the end of the period, the value of these securities totaled $3,492 or 0.49% of net assets.
Software - 0.90%			(e)	Variable Rate. Rate shown is in effect at July 31, 2010.
Merrill Corp, Term Loan			(f) Security purchased on a when-issued basis.
8.50%, 12/20/2012(e)	1,541	1,446	(g)	This Senior Floating Rate Note will settle after July 31, 2010, at which
Sophos Inc, Term Loan B			time the interest rate will be determined.
7.75%, 6/30/2017(e)	3,000	2,880
Vertafore Inc, Term Loan
0.00%, 8/6/2016(e),(g)	2,100	2,088
Unrealized Appreciation (Depreciation)
		$ 6,414	The net federal income tax unrealized appreciation (depreciation) and federal tax
Telecommunications - 0.28%			cost of investments held as of the period end were as follows:
Telx Group Inc, Term Loan B
8.14%, 6/14/2015(e)	2,000	1,980
			Unrealized Appreciation		$ 31,809
			Unrealized Depreciation		(7,287)
Trucking & Leasing - 0.32%			Net Unrealized Appreciation (Depreciation)		$ 24,522
AWAS Aviation Holdings LLC, Term Loan			Cost for federal income tax purposes		$ 668,894
7.75%, 5/30/2016(e)	2,260	2,270
All dollar amounts are shown in thousands (000's)

TOTAL SENIOR FLOATING RATE INTERESTS		$ 21,286
Maturity
Amount
REPURCHASE AGREEMENTS - 1.50%	(000's)	Value (000's)
Banks - 1.50%
Investment in Joint Trading Account; Bank of	$ 2,804	$ 2,803
America Repurchase Agreement; 0.19%
dated 07/30/10 maturing 08/02/10
(collateralized by US Treasury Notes;
$2,859,736; 1.38% - 3.63%; dated 05/15/12 -
08/15/19)
Investment in Joint Trading Account; Credit Suisse	2,474	2,475
Repurchase Agreement; 0.20% dated
07/30/10 maturing 08/02/10 (collateralized by
US Treasury Note; $2,523,906; 2.00%; dated
11/30/13)
Investment in Joint Trading Account; Deutsche	2,804	2,803
Bank Repurchase Agreement; 0.19% dated
07/30/10 maturing 08/02/10 (collateralized by
Sovereign Agency Issues; $2,859,738; 0.00%;
dated 08/11/10 - 01/24/11)

See accompanying notes			50

Schedule of Investments
Global Diversified Income Fund
July 31, 2010 (unaudited)

Portfolio Summary (unaudited)
Country	Percent
United States	68.87%
United Kingdom	3.30%
France	3.04%
Australia	1.77%
Netherlands	1.58%
Canada	1.41%
Mexico	1.27%
Brazil	1.24%
Hong Kong	1.24%
Germany	1.20%
Bermuda	1.19%
Japan	1.09%
Turkey	0.94%
Ireland	0.80%
Luxembourg	0.80%
Spain	0.74%
Cayman Islands	0.68%
Russian Federation	0.61%
Jersey, Channel Islands	0.57%
Philippines	0.54%
Indonesia	0.52%
Argentina	0.43%
Colombia	0.41%
Peru	0.32%
Switzerland	0.30%
Sweden	0.28%
Singapore	0.26%
Venezuela	0.22%
Panama	0.20%
Italy	0.18%
Finland	0.16%
China	0.14%
South Africa	0.11%
India	0.10%
Ukraine	0.10%
Croatia	0.06%
Isle of Man	0.05%
Liberia	0.05%
Kazakhstan	0.04%
Egypt	0.04%
Norway	0.04%
Austria	0.03%
Sri Lanka	0.02%
Portugal	0.01%
Other Assets in Excess of Liabilities, Net	3.05%
TOTAL NET ASSETS	100.00%

See accompanying notes	51

Schedule of Investments
Global Real Estate Securities Fund
July 31, 2010 (unaudited)

COMMON STOCKS - 98.05%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Commercial Services - 0.58%			REITS (continued)
Corrections Corp of America (a)	3,676 $	72	Equity Lifestyle Properties Inc	2,003 $	106
			Equity Residential	6,386	293
Holding Companies - Diversified - 1.70%			Essex Property Trust Inc	1,420	149
Wharf Holdings Ltd	39,000	213	Eurocommercial Properties NV	1,355	51
			Federal Realty Investment Trust	2,053	161
Lodging - 0.77%			FelCor Lodging Trust Inc (a)	3,376	20
Starwood Hotels & Resorts Worldwide Inc	1,975	96	Fonciere Des Regions	305	28
			Fonciere Des Regions - Warrants (a)	5	—
Real Estate - 30.72%			Frasers Centrepoint Trust	83,000	84
Agile Property Holdings Ltd	72,000	94	Gecina SA	520	53
Allgreen Properties Ltd	106,000	91	General Growth Properties Inc	7,102	99
Beni Stabili SpA (a)	4,614	4	GEO Property Group	135,452	26
Brookfield Properties Corp	9,100	137	Goodman Group	85,773	48
CapitaLand Ltd	91,868	268	GPT Group	18,022	47
CapitaMalls Asia Ltd	16,000	25	Great Portland Estates PLC	12,767	60
Castellum AB	2,798	29	Hammerson PLC	13,108	80
CB Richard Ellis Group Inc (a)	12,828	218	Health Care REIT Inc	3,868	175
China Overseas Land & Investment Ltd	94,274	202	Hersha Hospitality Trust	13,186	67
China Resources Land Ltd	12,000	26	Host Hotels & Resorts Inc	9,052	130
Conwert Immobilien Invest SE	4,043	48	ING Industrial Fund	144,976	58
Fabege AB	7,154	50	Japan Retail Fund Investment Corp	71	91
FKP Property Group	95,091	60	Kimco Realty Corp	2,069	31
Glorious Property Holdings Ltd	155,000	50	Klepierre	3,593	115
Great Eagle Holdings Ltd	26,700	69	Land Securities Group PLC	15,332	147
Hang Lung Properties Ltd	23,000	96	LaSalle Hotel Properties	2,926	69
Henderson Land Development Co Ltd	35,200	219	Mid-America Apartment Communities Inc	1,651	93
Henderson Land Development Co Ltd - Warrants	2,240	—	Mirvac Group	127,073	152
(a)			National Health Investors Inc	1,358	51
Hufvudstaden AB	6,707	58	Nippon Building Fund Inc	4	34
Hysan Development Co Ltd	37,000	115	Nippon Commercial Investment Corp	161	177
Jones Lang LaSalle Inc	2,562	199	Northern Property Real Estate Investment Trust	2,350	57
Klovern AB	5,871	22	Primary Health Properties PLC	6,243	29
Mitsubishi Estate Co Ltd	14,877	210	PS Business Parks Inc	847	49
Mitsui Fudosan Co Ltd	22,193	329	Public Storage Inc	3,204	314
New World Development Ltd	106,700	191	Ramco-Gershenson Properties Trust	4,714	54
Nomura Real Estate Holdings Inc	7,100	87	RioCan Real Estate Investment Trust	1,600	32
Norwegian Property ASA (a)	16,130	25	Shaftesbury PLC	11,316	71
Renhe Commercial Holdings Co Ltd	508,000	109	Simon Property Group Inc	6,638	592
Sino Land Co Ltd	16,000	30	SL Green Realty Corp	3,096	187
Songbird Estates PLC (a)	3,689	9	Societe Immobiliere de Location pour l'Industrie et	513	58
Sponda OYJ	11,986	45	le Commerce
Sumitomo Realty & Development Co Ltd	4,947	89	Stockland	27,758	95
Sun Hung Kai Properties Ltd	29,087	427	Strategic Hotels & Resorts Inc (a)	14,880	69
Swiss Prime Site AG (a)	1,681	105	Tanger Factory Outlet Centers	1,382	62
Technopolis PLC	4,957	22	Tishman Speyer Office Fund (a)	434,432	149
Tokyo Tatemono Co Ltd	25,000	82	Unibail-Rodamco SE	1,904	376
	$ 3,840		United Urban Investment Corp	16	106
REITS - 64.28%			Vastned Retail NV	503	29
Alstria Office REIT-AG	3,898	45	Ventas Inc	3,846	195
AMB Property Corp	3,985	99	Vornado Realty Trust	1,664	138
Apartment Investment & Management Co	4,342	93	Westfield Group	37,668	416
Astro Japan Property Group	320,296	87	Workspace Group PLC	51,531	16
AvalonBay Communities Inc	2,412	254		$ 8,035
Boardwalk Real Estate Investment Trust	2,000	81	TOTAL COMMON STOCKS	$ 12,256
Boston Properties Inc	3,384	277	Total Investments	$ 12,256
British Land Co PLC	21,407	155	Other Assets in Excess of Liabilities, Net - 1.95%	$ 244
Canadian Real Estate Investment Trust	2,700	80	TOTAL NET ASSETS - 100.00%	$ 12,500
Capital Shopping Centres Group PLC	7,676	41
CapitaMalls Malaysia Trust (a)	78,119	26
CapLease Inc	13,645	67	(a) Non-Income Producing Security
CBL & Associates Properties Inc	6,987	98
Charter Hall Office REIT	383,662	85
Colonial Properties Trust	4,544	73
Corio NV	1,180	69
Derwent London PLC	2,811	59
Dexus Property Group	25,470	19
Digital Realty Trust Inc	2,365	150
Douglas Emmett Inc	5,334	84
Dundee Real Estate Investment Trust	5,400	134
DuPont Fabros Technology Inc	4,341	110
Education Realty Trust Inc	8,635	60
See accompanying notes			52

Schedule of Investments
Global Real Estate Securities Fund
July 31, 2010 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 430
Unrealized Depreciation		(340)
Net Unrealized Appreciation (Depreciation)		$ 90
Cost for federal income tax purposes		$ 12,166
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Country		Percent
United States		40.45%
Hong Kong		13.12%
Australia		9.94%
Japan		9.63%
United Kingdom		5.34%
France		5.04%
Canada		4.16%
Singapore		3.74%
China		1.62%
Sweden		1.26%
Netherlands		1.19%
Switzerland		0.84%
Finland		0.54%
Austria		0.39%
Germany		0.36%
Malaysia		0.20%
Norway		0.20%
Italy		0.03%
Other Assets in Excess of Liabilities, Net		1.95%
TOTAL NET ASSETS		100.00%

Foreign Currency Contracts

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Accept In Exchange For			Value	Appreciation/(Depreciation)
Australian Dollar	State Street Financial Global	08/16/2010	385,557 $	339	$ 348	$ 9
	Markets
British Pound	State Street Financial Global	08/16/2010	21,895	33	34	1
	Markets
Canadian Dollar	State Street Financial Global	08/16/2010	6,811	7	7	—
	Markets
Euro	State Street Financial Global	08/16/2010	62,481	80	81	1
	Markets
Hong Kong Dollar	State Street Financial Global	08/16/2010	760,711	98	98	—
	Markets
Japanese Yen	State Street Financial Global	08/16/2010	4,561,919	52	53	1
	Markets
New Israeli Sheqel	State Street Financial Global	08/16/2010	54,681	14	15	1
	Markets
New Zealand Dollar	State Street Financial Global	08/16/2010	13,015	9	9	—
	Markets
Norwegian Krone	State Street Financial Global	08/16/2010	1,633	—	—	—
	Markets
Philippine Peso	State Street Financial Global	08/16/2010	1,031,285	23	23	—
	Markets
Singapore Dollar	State Street Financial Global	08/16/2010	308,459	223	227	4
	Markets
Swedish Krona	State Street Financial Global	08/16/2010	8,011	1	1	—
	Markets
Swiss Franc	State Street Financial Global	08/16/2010	10,876	10	11	1
	Markets

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Deliver In Exchange For			Value	Appreciation/(Depreciation)
Australian Dollar	State Street Financial Global	08/16/2010	617,406 $	542	$ 557	$ (15)
	Markets
British Pound	State Street Financial Global	08/16/2010	20,119	31	31	—
	Markets
Canadian Dollar	State Street Financial Global	08/16/2010	17,468	17	17	—
	Markets

See accompanying notes		53

Schedule of Investments
Global Real Estate Securities Fund
July 31, 2010 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Deliver In Exchange For			Value	Appreciation/(Depreciation)
Euro	State Street Financial Global	08/16/2010	29,107 $	38	$ 38	$ —
	Markets
Hong Kong Dollar	State Street Financial Global	08/16/2010	1,248,168	161	161	—
	Markets
Japanese Yen	State Street Financial Global	08/16/2010	7,327,829	83	85	(2)
	Markets
Malaysian Ringgit	State Street Financial Global	08/16/2010	78,119	24	24	—
	Markets
New Zealand Dollar	State Street Financial Global	08/16/2010	184	—	—	—
	Markets
Norwegian Krone	State Street Financial Global	08/16/2010	58,288	9	10	(1)
	Markets
Philippine Peso	State Street Financial Global	08/16/2010	1,076,800	22	24	(2)
	Markets
Singapore Dollar	State Street Financial Global	08/16/2010	98,267	72	72	—
	Markets
Swedish Krona	State Street Financial Global	08/16/2010	278,938	36	39	(3)
	Markets

All dollar amounts are shown in thousands (000's)

See accompanying notes		54

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS - 29.28%	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Banks - 0.17%			Mortgage Backed Securities (continued)
Goldman Sachs Group Inc/The			Ginnie Mae (continued)
3.25%, 6/15/2012	$ 2,600	$ 2,725	5.08%, 1/16/2030(a)	$ 1,135	$ 1,199
			LF Rothschild Mortgage Trust
Finance - Mortgage Loan/Banker - 2.11%			9.95%, 9/1/2017	25	28
Fannie Mae			MASTR Alternative Loans Trust
1.75%, 3/23/2011	6,183	6,240	5.37%, 1/25/2020(a)	12,755	13,337
5.00%, 5/11/2017	3,000	3,476	5.50%, 1/25/2020	13,489	14,136
6.21%, 8/6/2038	1,250	1,639	Morgan Stanley Reremic Trust
6.63%, 11/15/2030	1,300	1,712	5.50%, 10/26/2035(b)	7,342	7,379
Freddie Mac			Prime Mortgage Trust
2.88%, 2/9/2015	20,000	21,085	4.75%, 10/25/2020(a)	6,971	7,013
		$ 34,152	RBSSP Resecuritization Trust
Home Equity Asset Backed Securities - 0.22%			6.00%, 7/26/2037(b),(c)	10,707	10,707
Asset Backed Securities Corp Home Equity			Structured Asset Securities Corp
0.43%, 7/25/2036(a)	1,080	1,022	5.00%, 5/25/2035	12,009	11,777
Morgan Stanley Home Equity Loan Trust			5.50%, 12/25/2033	4,405	4,369
0.50%, 2/25/2036(a)	2,677	2,513	6.00%, 4/25/2033	21,403	22,510
		$ 3,535	Wachovia Bank Commercial Mortgage Trust
Mortgage Backed Securities - 26.59%			4.70%, 5/15/2044	8,000	8,510
Banc of America Commercial Mortgage Inc			Wells Fargo Mortgage Backed Securities Trust
4.59%, 7/10/2043	7,317	7,645	5.50%, 11/25/2035	7,518	7,187
Banc of America Mortgage Securities Inc			5.50%, 11/25/2035	10,618	10,660
4.75%, 8/25/2033	196	196	6.00%, 4/25/2037	21,000	17,391
BCAP LLC Trust			6.00%, 12/28/2037(a)	19,573	20,037
5.25%, 3/26/2037(a),(b)	6,524	6,583			$ 430,237
Chase Mortgage Finance Corp			Other Asset Backed Securities - 0.17%
6.00%, 5/25/2035	20,619	18,411	Saxon Asset Securities Trust
Citigroup Mortgage Loan Trust Inc			0.49%, 3/25/2036(a)	3,076	2,824
4.75%, 5/25/2035(b)	12,148	12,236
Countrywide Home Loan Mortgage Pass Through			Student Loan Asset Backed Securities - 0.02%
Trust			SLM Student Loan Trust
5.25%, 5/25/2034	10,520	10,181	0.73%, 9/17/2018(a)	412	412
Credit Suisse First Boston Mortgage Securities
Corp			TOTAL BONDS		$ 473,885
5.75%, 4/25/2033	4,181	4,176		Principal
6.00%, 12/25/2033	4,204	4,275	U.S. GOVERNMENT & GOVERNMENT	Amount
Fannie Mae			AGENCY OBLIGATIONS - 69.43%	(000's)	Value (000's)
0.94%, 4/25/2027(a)	46	47	Federal Home Loan Mortgage Corporation (FHLMC) - 32.78%
4.50%, 10/25/2036	15,000	16,189	3.25%, 9/1/2033(a),(d)	$ 6	$ 6
5.00%, 8/25/2026	744	755	3.35%, 10/1/2032(a),(d)	6	6
5.00%, 2/25/2027	494	4	4.00%, 6/1/2024(d)	9,061	9,484
5.00%, 12/25/2039	4,536	4,951	4.00%, 3/1/2025(d)	4,958	5,190
5.00%, 4/25/2040	5,262	5,733	4.00%, 8/1/2039(d)	9,822	10,061
5.00%, 4/25/2040	14,972	16,281	4.00%, 8/1/2040(d),(e)	15,000	15,345
5.00%, 4/25/2040	11,757	12,878	4.50%, 4/1/2018(d)	3,822	4,091
5.00%, 5/25/2040	10,000	10,930	4.50%, 7/1/2019(d)	9,275	9,931
5.50%, 2/25/2032	10,110	10,619	4.50%, 8/1/2024(d)	9,786	10,378
5.50%, 12/25/2035(a)	21,990	24,082	4.50%, 8/1/2033(d)	3,352	3,541
6.50%, 2/25/2047	2,064	2,290	4.50%, 8/1/2033(d)	3,059	3,231
7.00%, 4/25/2032	4,822	5,495	4.50%, 6/1/2035(d)	17,623	18,536
9.00%, 5/25/2020	54	60	4.50%, 5/1/2039(d)	14,720	15,399
Fannie Mae Interest Strip			4.50%, 6/1/2039(d)	19,427	20,323
7.00%, 4/1/2024	225	52	4.50%, 9/1/2039(d)	19,514	20,415
Federal Home Loan Banks			4.50%, 11/1/2039(d)	14,266	14,924
5.46%, 11/27/2015	2,079	2,297	4.50%, 12/1/2039(d)	19,555	20,457
Freddie Mac			5.00%, 1/1/2019(d)	895	963
1.28%, 2/15/2021(a)	49	49	5.00%, 10/1/2025(d)	737	787
4.50%, 7/15/2017	4,900	5,041	5.00%, 3/1/2028(d)	9,793	10,475
4.50%, 3/15/2038	21,357	22,830	5.00%, 12/1/2032(d)	691	739
4.50%, 3/15/2040	10,000	10,636	5.00%, 2/1/2033(d)	5,588	5,982
5.00%, 9/15/2027	4,450	66	5.00%, 6/1/2033(d)	5,517	5,932
5.50%, 9/15/2031(a)	1,375	1,445	5.00%, 8/1/2033(d)	9,435	10,098
5.50%, 1/15/2033	5,586	6,150	5.00%, 8/1/2033(d)	9,048	9,728
5.50%, 4/15/2033(a)	15,000	16,314	5.00%, 1/1/2034(d)	4,925	5,271
5.50%, 12/15/2033	21,000	22,877	5.00%, 5/1/2034(d)	9,103	9,737
6.50%, 8/15/2027	305	334	5.00%, 5/1/2034(d)	1,067	1,141
Ginnie Mae			5.00%, 12/1/2034(d)	323	346
3.89%, 7/16/2026	1,273	1,314	5.00%, 5/1/2035(d)	875	935
4.50%, 4/16/2040	10,000	10,575	5.00%, 7/1/2035(d)	14,104	15,068
See accompanying notes			55

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.00%, 7/1/2035(d)	$ 43	$ 46	6.50%, 4/1/2011(d)	$ 1	$ 1
5.00%, 7/1/2035(d)	475	507	6.50%, 11/1/2016(d)	344	374
5.00%, 10/1/2035(d)	89	95	6.50%, 6/1/2017(d)	138	150
5.00%, 11/1/2035(d)	3,834	4,096	6.50%, 12/1/2021(d)	1,304	1,449
5.00%, 10/1/2038(d)	14,309	15,198	6.50%, 4/1/2022(d)	1,335	1,482
5.00%, 5/1/2039(d)	12,468	13,297	6.50%, 5/1/2022(d)	706	783
5.00%, 6/1/2039(d)	15,142	16,149	6.50%, 8/1/2022(d)	233	259
5.00%, 9/1/2039(d)	18,173	19,381	6.50%, 5/1/2023(d)	133	146
5.00%, 1/1/2040(d)	19,383	20,672	6.50%, 7/1/2023(d)	12	13
5.50%, 4/1/2018(d)	396	428	6.50%, 1/1/2024(d)	29	32
5.50%, 11/1/2018(d)	3,983	4,320	6.50%, 7/1/2025(d)	3	4
5.50%, 1/1/2029(d)	12	13	6.50%, 7/1/2025(d)	3	3
5.50%, 3/1/2029(d)	11	12	6.50%, 9/1/2025(d)	2	2
5.50%, 11/1/2032(d)	3,230	3,496	6.50%, 9/1/2025(d)	4	4
5.50%, 4/1/2033(d)	6,332	6,851	6.50%, 9/1/2025(d)	1	1
5.50%, 5/1/2033(d)	238	257	6.50%, 10/1/2025(d)	12	14
5.50%, 8/1/2033(d)	5,860	6,348	6.50%, 10/1/2025(d)	13	15
5.50%, 10/1/2033(d)	117	126	6.50%, 4/1/2027(d)	5	6
5.50%, 12/1/2033(d)	3,221	3,484	6.50%, 2/1/2028(d)	1	1
5.50%, 12/1/2033(d)	7,968	8,620	6.50%, 3/1/2029(d)	246	273
5.50%, 1/1/2034(d)	7,498	8,102	6.50%, 3/1/2029(d)	38	42
5.50%, 9/1/2035(d)	13,807	14,898	6.50%, 4/1/2029(d)	2,589	2,893
5.50%, 10/1/2035(d)	14,804	15,974	6.50%, 4/1/2031(d)	1,055	1,173
5.50%, 7/1/2037(d)	416	448	6.50%, 6/1/2031(d)	2	3
5.50%, 4/1/2038(d)	356	383	6.50%, 10/1/2031(d)	358	398
5.50%, 5/1/2038(d)	818	881	6.50%, 1/1/2032(d)	2,754	3,057
5.51%, 6/1/2037(a),(d)	1,000	1,065	6.50%, 2/1/2032(d)	10	12
5.60%, 6/1/2037(a),(d)	622	662	6.50%, 2/1/2032(d)	63	70
5.79%, 11/1/2036(a),(d)	165	175	6.50%, 4/1/2032(d)	51	56
5.92%, 3/1/2036(a),(d)	254	264	6.50%, 8/1/2032(d)	68	75
6.00%, 4/1/2017(d)	692	755	6.50%, 8/1/2032(d)	149	166
6.00%, 4/1/2017(d)	837	907	6.50%, 4/1/2035(d)	41	45
6.00%, 5/1/2017(d)	894	969	6.50%, 2/1/2037(d)	168	185
6.00%, 7/1/2017(d)	51	56	6.50%, 12/1/2037(d)	612	672
6.00%, 1/1/2021(d)	211	230	7.00%, 7/1/2024(d)	15	17
6.00%, 6/1/2028(d)	53	58	7.00%, 1/1/2028(d)	1,358	1,550
6.00%, 5/1/2031(d)	561	619	7.00%, 6/1/2029(d)	556	632
6.00%, 10/1/2031(d)	24	26	7.00%, 1/1/2031(d)	7	8
6.00%, 2/1/2032(d)	65	72	7.00%, 3/1/2031(d)	185	210
6.00%, 9/1/2032(d)	1,073	1,182	7.00%, 4/1/2031(d)	340	386
6.00%, 11/1/2033(d)	3,078	3,407	7.00%, 6/1/2031(d)	76	87
6.00%, 11/1/2033(d)	3,629	4,017	7.00%, 10/1/2031(d)	226	257
6.00%, 12/1/2033(d)	2,734	3,023	7.00%, 4/1/2032(d)	808	915
6.00%, 5/1/2034(d)	6,082	6,615	7.00%, 7/1/2036(d)	6,468	7,228
6.00%, 5/1/2034(d)	6,817	7,485	7.00%, 1/1/2037(d)	1,408	1,574
6.00%, 9/1/2034(d)	604	663	7.50%, 3/1/2013(d)	243	247
6.00%, 1/1/2035(d)	8,209	8,918	7.50%, 12/1/2030(d)	9	10
6.00%, 2/1/2035(d)	425	467	7.50%, 2/1/2031(d)	137	157
6.00%, 2/1/2035(d)	5,672	6,228	7.50%, 2/1/2031(d)	9	11
6.00%, 8/1/2036(d)	1,918	2,088	7.50%, 4/1/2032(d)	141	162
6.00%, 10/1/2036(a),(d)	520	566	8.00%, 8/1/2030(d)	2	3
6.00%, 3/1/2037(d)	1,121	1,219	8.00%, 11/1/2030(d)	2	3
6.00%, 3/1/2037(d)	10,842	11,799	8.00%, 12/1/2030(d)	43	50
6.00%, 4/1/2037(d)	2,797	3,044	8.50%, 4/1/2019(d)	12	14
6.00%, 5/1/2037(d)	916	997	8.50%, 7/1/2029(d)	209	244
6.00%, 1/1/2038(d)	2,650	2,882	9.00%, 9/1/2016(d)	3	3
6.00%, 1/1/2038(a),(d)	328	356	9.00%, 5/1/2017(d)	1	1
6.00%, 3/1/2038(d)	482	524	9.00%, 5/1/2021(d)	3	3
6.00%, 4/1/2038(d)	1,178	1,281	9.00%, 9/1/2021(d)	2	3
6.00%, 6/1/2038(d)	1,836	1,996	9.00%, 1/1/2022(d)	4	4
6.00%, 7/1/2038(d)	2,694	2,929	9.00%, 8/1/2022(d)	1	2
6.00%, 10/1/2038(d)	1,686	1,833	9.50%, 6/1/2016(d)	2	2
6.40%, 7/1/2036(a),(d)	699	732	9.50%, 4/1/2017(d)	12	12
6.50%, 2/1/2011(d)	2	2			$ 530,417
6.50%, 3/1/2011(d)	11	11	Federal National Mortgage Association (FNMA) - 26.30%
6.50%, 3/1/2011(d)	23	24	2.43%, 7/1/2035(a),(d)	500	522
6.50%, 3/1/2011(d)	6	7	2.72%, 3/1/2028(a),(d)	19	20
6.50%, 3/1/2011(d)	2	2	3.13%, 11/1/2033(a),(d)	13	13
6.50%, 4/1/2011(d)	6	6	4.00%, 5/1/2025(d)	12,713	13,317
See accompanying notes			56

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.00%, 5/1/2039(d)	$ 13,477	$ 13,830	5.97%, 10/1/2036(a),(d)	$ 2,607	$ 2,797
4.50%, 12/1/2019(d)	399	427	6.00%, 12/1/2016(d)	897	976
4.50%, 1/1/2020(d)	1,319	1,413	6.00%, 1/1/2017(d)	41	45
4.50%, 2/1/2039(d)	10,819	11,329	6.00%, 4/1/2017(d)	74	80
4.50%, 3/1/2040(d)	16,242	16,892	6.00%, 8/1/2017(d)	1,829	1,992
4.50%, 5/1/2040(d)	22,911	23,986	6.00%, 8/1/2018(d)	871	946
5.00%, 1/1/2018(d)	355	382	6.00%, 12/1/2022(d)	114	126
5.00%, 6/1/2018(d)	8,260	8,897	6.00%, 3/1/2029(d)	310	344
5.00%, 11/1/2018(d)	1,344	1,445	6.00%, 8/1/2031(d)	1,660	1,835
5.00%, 4/1/2019(d)	325	350	6.00%, 12/1/2031(d)	20	23
5.00%, 6/1/2025(d)	14,577	15,587	6.00%, 12/1/2031(d)	43	48
5.00%, 1/1/2026(d)	973	1,044	6.00%, 1/1/2032(d)	1,027	1,128
5.00%, 6/1/2034(d)	9,216	9,858	6.00%, 11/1/2032(d)	83	92
5.00%, 4/1/2035(d)	807	862	6.00%, 4/1/2033(d)	551	611
5.00%, 5/1/2035(d)	965	1,031	6.00%, 1/1/2034(d)	4,748	5,236
5.00%, 7/1/2035(d)	328	351	6.00%, 2/1/2034(d)	548	606
5.00%, 7/1/2035(d)	2,493	2,664	6.00%, 3/1/2034(d)	2,421	2,660
5.00%, 8/1/2035(d)	426	455	6.00%, 9/1/2034(d)	6,011	6,529
5.00%, 6/1/2037(d)	6,208	6,624	6.00%, 9/1/2036(d)	952	1,037
5.00%, 4/1/2039(d)	16,966	18,102	6.00%, 4/1/2037(d)	12,814	13,939
5.00%, 4/1/2040(d)	14,867	15,860	6.00%, 11/1/2037(d)	1,561	1,698
5.05%, 12/1/2033(a),(d)	424	451	6.00%, 2/1/2038(d)	942	1,025
5.46%, 11/1/2035(a),(d)	373	398	6.00%, 2/1/2038(a),(d)	1,097	1,192
5.50%, 1/1/2017(d)	1,746	1,894	6.00%, 3/1/2038(d)	1,093	1,188
5.50%, 9/1/2017(d)	233	253	6.00%, 3/1/2038(d)	353	383
5.50%, 9/1/2017(d)	59	64	6.00%, 4/1/2038(d)	1,160	1,262
5.50%, 12/1/2017(d)	2,377	2,577	6.00%, 5/1/2038(d)	15,622	16,985
5.50%, 3/1/2018(d)	264	287	6.00%, 7/1/2038(d)	1,828	2,005
5.50%, 5/1/2018(d)	4,892	5,312	6.12%, 5/1/2037(a),(d)	1,208	1,302
5.50%, 6/1/2019(d)	50	54	6.50%, 6/1/2016(d)	18	19
5.50%, 6/1/2019(d)	75	81	6.50%, 9/1/2024(d)	1,112	1,232
5.50%, 7/1/2019(d)	109	119	6.50%, 8/1/2028(d)	187	209
5.50%, 7/1/2019(d)	191	208	6.50%, 9/1/2028(d)	62	69
5.50%, 7/1/2019(d)	151	164	6.50%, 11/1/2028(d)	127	142
5.50%, 7/1/2019(d)	58	63	6.50%, 12/1/2028(d)	103	115
5.50%, 7/1/2019(d)	37	40	6.50%, 1/1/2029(d)	49	55
5.50%, 8/1/2019(d)	45	49	6.50%, 2/1/2029(d)	68	76
5.50%, 8/1/2019(d)	339	369	6.50%, 3/1/2029(d)	166	185
5.50%, 9/1/2019(d)	268	291	6.50%, 4/1/2029(d)	374	418
5.50%, 6/1/2026(d)	837	904	6.50%, 6/1/2031(d)	124	139
5.50%, 2/1/2033(d)	5,396	5,855	6.50%, 6/1/2031(d)	199	223
5.50%, 3/1/2033(d)	3,900	4,224	6.50%, 6/1/2031(d)	621	679
5.50%, 5/1/2033(d)	427	462	6.50%, 9/1/2031(d)	26	30
5.50%, 5/1/2033(d)	5,368	5,814	6.50%, 12/1/2031(d)	7	7
5.50%, 5/1/2033(d)	3,397	3,679	6.50%, 1/1/2032(d)	326	364
5.50%, 7/1/2033(d)	3,362	3,639	6.50%, 3/1/2032(d)	893	998
5.50%, 9/1/2033(d)	2,047	2,216	6.50%, 3/1/2032(d)	403	450
5.50%, 2/1/2034(d)	15,249	16,460	6.50%, 4/1/2032(d)	1,176	1,314
5.50%, 2/1/2034(d)	3,711	4,022	6.50%, 4/1/2032(d)	49	55
5.50%, 3/1/2034(d)	3,346	3,622	6.50%, 8/1/2032(d)	575	643
5.50%, 4/1/2034(d)	3,200	3,460	6.50%, 11/1/2032(d)	871	975
5.50%, 9/1/2034(d)	2,968	3,209	6.50%, 11/1/2032(d)	177	199
5.50%, 9/1/2034(d)	12,539	13,533	6.50%, 11/1/2032(d)	495	554
5.50%, 1/1/2035(d)	8,362	9,043	6.50%, 12/1/2032(d)	1,401	1,566
5.50%, 2/1/2035(d)	10,189	11,009	6.50%, 2/1/2033(d)	814	908
5.50%, 7/1/2035(d)	2,626	2,837	6.50%, 7/1/2034(d)	1,373	1,533
5.50%, 9/1/2035(d)	1,312	1,427	6.50%, 7/1/2034(d)	2,228	2,488
5.50%, 2/1/2037(d)	82	89	6.50%, 2/1/2036(d)	7,033	7,704
5.50%, 6/1/2037(d)	1,426	1,538	6.50%, 4/1/2036(d)	72	80
5.50%, 6/1/2037(d)	967	1,043	6.50%, 5/1/2036(d)	9,290	10,212
5.50%, 3/1/2038(d)	1,553	1,686	6.50%, 8/1/2036(d)	469	515
5.50%, 3/1/2038(d)	3,449	3,720	6.50%, 8/1/2036(d)	1,114	1,224
5.50%, 5/1/2038(d)	1,553	1,675	6.50%, 10/1/2036(d)	299	331
5.50%, 6/1/2038(d)	16,848	18,173	6.50%, 11/1/2036(d)	322	357
5.50%, 6/1/2038(d)	872	940	6.50%, 7/1/2037(d)	196	217
5.50%, 9/1/2038(d)	2,240	2,416	6.50%, 7/1/2037(d)	138	153
5.50%, 11/1/2038(d)	1,632	1,760	6.50%, 8/1/2037(d)	523	574
5.50%, 8/1/2040(d),(e)	7,100	7,650	6.50%, 10/1/2037(d)	674	740
5.66%, 5/1/2037(a),(d)	1,615	1,723	6.50%, 1/1/2038(d)	72	79
See accompanying notes			57

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
6.50%, 2/1/2038(d)	$ 126	$ 138	6.00%, 7/20/2033	$ 3,930	$ 4,352
6.50%, 3/1/2038(d)	108	118	6.00%, 8/15/2034	6,012	6,642
6.50%, 5/1/2038(d)	68	74	6.00%, 8/15/2038	1,302	1,427
7.00%, 9/1/2010(d)	1	1	6.50%, 9/15/2023	33	37
7.00%, 5/1/2011(d)	2	2	6.50%, 9/15/2023	62	70
7.00%, 3/1/2012(d)	1	1	6.50%, 9/15/2023	36	40
7.00%, 5/1/2022(d)	62	70	6.50%, 9/15/2023	54	60
7.00%, 8/1/2028(d)	214	246	6.50%, 10/15/2023	49	54
7.00%, 12/1/2028(d)	187	214	6.50%, 11/15/2023	11	12
7.00%, 4/1/2029(d)	100	113	6.50%, 12/15/2023	75	84
7.00%, 7/1/2029(d)	198	228	6.50%, 12/15/2023	28	31
7.00%, 11/1/2031(d)	1,254	1,424	6.50%, 12/15/2023	103	115
7.00%, 7/1/2032(d)	364	413	6.50%, 12/15/2023	52	58
7.50%, 12/1/2024(d)	346	399	6.50%, 1/15/2024	50	56
7.50%, 7/1/2029(d)	149	169	6.50%, 1/15/2024	72	81
7.50%, 2/1/2030(d)	115	132	6.50%, 1/15/2024	24	27
7.50%, 1/1/2031(d)	6	7	6.50%, 1/15/2024	17	19
7.50%, 5/1/2031(d)	11	13	6.50%, 1/15/2024	56	63
7.50%, 8/1/2032(d)	66	75	6.50%, 1/15/2024	48	54
8.00%, 5/1/2022(d)	15	17	6.50%, 1/15/2024	29	33
8.00%, 1/1/2025(d)	2	2	6.50%, 1/15/2024	23	25
8.00%, 1/1/2025(d)	1	1	6.50%, 3/15/2024	111	125
8.50%, 2/1/2023(d)	5	5	6.50%, 3/15/2024	15	17
8.50%, 9/1/2025(d)	4	4	6.50%, 4/15/2024	50	57
9.00%, 3/1/2017(d)	1	1	6.50%, 4/20/2024	35	39
9.00%, 1/1/2019(d)	1	1	6.50%, 7/15/2024	146	163
9.00%, 9/1/2030(d)	59	69	6.50%, 10/15/2025	2	2
		$ 425,621	6.50%, 1/15/2026	26	29
Government National Mortgage Association (GNMA) - 6.22%			6.50%, 3/15/2026	38	42
4.50%, 9/20/2039	16,350	17,239	6.50%, 7/20/2026	15	17
4.50%, 3/20/2040	17,892	18,867	6.50%, 2/15/2028	22	25
5.00%, 2/15/2034	793	861	6.50%, 10/20/2028	30	34
5.00%, 10/15/2039	9,667	10,422	6.50%, 3/20/2031	255	288
5.50%, 12/15/2013	5	5	6.50%, 4/20/2031	204	231
5.50%, 1/15/2014	61	66	6.50%, 7/15/2031	6	7
5.50%, 1/15/2014	31	33	6.50%, 10/15/2031	47	53
5.50%, 2/15/2014	27	30	6.50%, 7/15/2032	40	45
5.50%, 3/15/2014	64	70	6.50%, 7/15/2032	568	636
5.50%, 7/20/2033	6,249	6,836	6.50%, 4/20/2034	1,564	1,754
5.50%, 2/20/2034	6,697	7,315	6.50%, 5/20/2034	1,320	1,480
5.50%, 3/20/2034	6,289	6,870	6.80%, 4/20/2025	74	84
5.50%, 5/20/2035	840	917	7.00%, 11/15/2022	58	66
5.50%, 1/15/2039	794	864	7.00%, 11/15/2022	17	19
5.50%, 1/15/2039	2,250	2,449	7.00%, 11/15/2022	10	11
6.00%, 10/15/2023	291	320	7.00%, 12/15/2022	13	15
6.00%, 11/15/2023	95	105	7.00%, 12/15/2022	104	118
6.00%, 11/15/2023	130	142	7.00%, 1/15/2023	17	20
6.00%, 12/15/2023	74	82	7.00%, 1/15/2023	15	17
6.00%, 12/15/2023	64	71	7.00%, 1/15/2023	44	51
6.00%, 12/15/2023	3	3	7.00%, 2/15/2023	128	146
6.00%, 1/15/2024	44	49	7.00%, 3/15/2023	23	27
6.00%, 1/20/2024	27	29	7.00%, 7/15/2023	28	31
6.00%, 2/15/2024	53	59	7.00%, 7/15/2023	22	25
6.00%, 2/15/2024	88	97	7.00%, 7/15/2023	68	78
6.00%, 2/15/2024	59	65	7.00%, 8/15/2023	25	29
6.00%, 3/15/2024	29	32	7.00%, 10/15/2023	37	43
6.00%, 4/20/2024	63	69	7.00%, 12/15/2023	31	35
6.00%, 5/20/2024	43	47	7.00%, 12/15/2023	50	57
6.00%, 5/20/2024	31	34	7.00%, 1/15/2026	55	63
6.00%, 10/20/2024	53	58	7.00%, 5/15/2026	9	10
6.00%, 9/20/2025	31	34	7.00%, 1/15/2027	66	76
6.00%, 11/20/2025	38	42	7.00%, 3/15/2027	38	43
6.00%, 4/20/2026	224	247	7.00%, 10/15/2027	3	3
6.00%, 10/20/2028	33	36	7.00%, 10/15/2027	4	4
6.00%, 2/20/2029	327	361	7.00%, 10/15/2027	17	19
6.00%, 5/20/2032(a)	1,185	1,309	7.00%, 11/15/2027	59	68
6.00%, 8/15/2032	204	227	7.00%, 11/15/2027	6	6
6.00%, 9/15/2032	353	393	7.00%, 12/15/2027	53	61
6.00%, 2/15/2033	62	69	7.00%, 12/15/2027	4	4
See accompanying notes			58

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
7.00%, 2/15/2028	$ 1	$ 1	8.00%, 7/15/2017	$ 9	$ 9
7.00%, 2/15/2028	2	2	8.00%, 2/15/2022	51	60
7.00%, 4/15/2028	3	4	8.00%, 4/15/2022	52	61
7.00%, 4/15/2028	78	90	8.00%, 12/15/2030	14	16
7.00%, 5/15/2028	1	1	9.00%, 11/15/2021	178	205
7.00%, 6/15/2028	182	209	9.50%, 4/15/2016	4	5
7.00%, 12/15/2028	148	170	9.50%, 9/15/2016	2	2
7.00%, 1/15/2029	118	136	9.50%, 11/15/2016	17	17
7.00%, 3/15/2029	122	140	9.50%, 7/15/2017	19	22
7.00%, 4/15/2029	227	260	9.50%, 7/15/2017	31	35
7.00%, 4/15/2029	103	118	9.50%, 10/15/2017	11	12
7.00%, 5/15/2031	25	29	9.50%, 11/15/2017	21	25
7.00%, 6/20/2031	156	178	9.50%, 9/20/2018	67	77
7.00%, 7/15/2031	7	8	9.50%, 9/15/2020	13	15
7.00%, 7/15/2031	1	1	9.50%, 12/20/2020	26	30
7.00%, 9/15/2031	7	8	9.50%, 1/20/2021	5	5
7.25%, 9/15/2025	48	55	9.50%, 2/20/2021	2	3
7.50%, 4/15/2017	27	30	9.50%, 3/20/2021	3	3
7.50%, 4/15/2017	5	5	9.50%, 8/15/2021	179	209
7.50%, 4/15/2017	47	52	13.50%, 12/15/2014	3	4
7.50%, 5/15/2017	3	3			$ 100,598
7.50%, 7/15/2018	18	20	U.S. Treasury - 3.60%
7.50%, 12/15/2021	19	19	1.50%, 10/31/2010	3,500	3,511
7.50%, 12/15/2021	36	41	1.88%, 2/28/2014	6,478	6,668
7.50%, 2/15/2022	19	22	4.13%, 5/15/2015	8,750	9,803
7.50%, 3/15/2022	31	35	4.50%, 2/15/2036	13,600	14,911
7.50%, 3/15/2022	5	6	6.00%, 2/15/2026	18,000	23,324
7.50%, 3/15/2022	7	8			$ 58,217
7.50%, 4/15/2022	16	19	U.S. Treasury Strip - 0.53%
7.50%, 4/15/2022	13	14	0.00%, 11/15/2015(f)	4,000	3,631
7.50%, 4/15/2022	17	18	0.00%, 5/15/2020(f)	6,800	4,983
7.50%, 4/15/2022	36	41			$ 8,614
7.50%, 5/15/2022	34	39	TOTAL U.S. GOVERNMENT &
7.50%, 7/15/2022	54	62	GOVERNMENT AGENCY OBLIGATIONS		$ 1,123,467
7.50%, 8/15/2022	22	25		Maturity
7.50%, 8/15/2022	68	77		Amount
7.50%, 8/15/2022	23	26	REPURCHASE AGREEMENTS - 2.19%	(000's)	Value (000's)
7.50%, 8/15/2022	1	1	Banks - 2.19%
7.50%, 8/15/2022	10	11	Investment in Joint Trading Account; Bank of	$ 9,223	$ 9,223
7.50%, 8/15/2022	5	6	America Repurchase Agreement; 0.19%
7.50%, 8/15/2022	15	17	dated 07/30/10 maturing 08/02/10
7.50%, 2/15/2023	5	6	(collateralized by US Treasury Notes;
7.50%, 2/15/2023	19	22	$9,407,145; 1.38% - 3.63%; dated 05/15/12 -
7.50%, 5/15/2023	20	23	08/15/19)
7.50%, 5/15/2023	6	7	Investment in Joint Trading Account; Credit Suisse	8,140	8,139
7.50%, 5/15/2023	76	87	Repurchase Agreement; 0.20% dated
7.50%, 6/15/2023	21	25	07/30/10 maturing 08/02/10 (collateralized by
7.50%, 10/15/2023	8	9	US Treasury Note; $8,302,425; 2.00%; dated
7.50%, 11/15/2023	33	38	11/30/13)
7.50%, 3/15/2024	53	61	Investment in Joint Trading Account; Deutsche	9,223	9,223
7.50%, 8/15/2024	4	4	Bank Repurchase Agreement; 0.19% dated
7.50%, 4/15/2027	5	6	07/30/10 maturing 08/02/10 (collateralized by
7.50%, 5/15/2027	21	24	Sovereign Agency Issues; $9,407,146; 0.00%;
7.50%, 5/15/2027	15	17	dated 08/11/10 - 01/24/11)
7.50%, 6/15/2027	38	43	Investment in Joint Trading Account; Morgan	8,791	8,791
7.50%, 8/15/2029	224	259	Stanley Repurchase Agreement; 0.20% dated
7.50%, 9/15/2029	93	108	07/30/10 maturing 08/02/10 (collateralized by
7.50%, 9/15/2029	67	77	Sovereign Agency Issues; $8,966,619; 3.00%
7.50%, 10/15/2029	103	119	- 6.88%; dated 09/15/10 - 07/28/14)
7.50%, 11/15/2029	116	134			$ 35,376
7.50%, 11/15/2029	95	110
8.00%, 8/15/2016	59	66	TOTAL REPURCHASE AGREEMENTS		$ 35,376
8.00%, 12/15/2016	11	12	Total Investments		$ 1,632,728
8.00%, 4/15/2017	16	19	Liabilities in Excess of Other Assets, Net - (0.90)%		$ (14,512)
8.00%, 4/15/2017	13	13	TOTAL NET ASSETS - 100.00%		$ 1,618,216
8.00%, 4/15/2017	10	10
8.00%, 5/15/2017	10	12	(a) Variable Rate. Rate shown is in effect at July 31, 2010.
8.00%, 6/15/2017	14	15
8.00%, 6/15/2017	13	13
See accompanying notes			59

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2010 (unaudited)

(b)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $36,905 or 2.28% of net assets.
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $10,707 or 0.66% of net assets.
(d)	This entity was put into conservatorship by the US Government in 2008.
See Notes to Financial Statements for additional information.
(e)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
Notes to Financial Statements.
(f) Security is a Principal Only Strip.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 80,408
Unrealized Depreciation	(4,272)
Net Unrealized Appreciation (Depreciation)	$ 76,136
Cost for federal income tax purposes	$ 1,556,592
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector	Percent
Mortgage Securities	91.89%
Government	6.24%
Financial	2.36%
Asset Backed Securities	0.41%
Liabilities in Excess of Other Assets, Net	(0.90)%
TOTAL NET ASSETS	100.00%

See accompanying notes	60

Schedule of Investments
High Yield Fund
July 31, 2010 (unaudited)

COMMON STOCKS - 1.20%	Shares Held Value (000's)			Principal
Automobile Manufacturers - 0.85%				Amount
New Flyer Industries Inc (a)	2,733,500 $	26,696	BONDS (continued)	(000's)	Value (000's)
			Airlines (continued)
Biotechnology - 0.00%			US Airways 1999-1A Pass Through Trust
Neuro-Hitech Inc (b)	250,000	5	8.36%, 1/20/2019	$ 801	$ 800
Neuro-Hitech Inc - Warrants (b),(c),(d)	125,000	—			$ 38,013
		$ 5	Automobile Manufacturers - 0.42%
Diversified Financial Services - 0.00%			New Flyer Industries Canada ULC
Neoview Holdings Inc - Warrants (b),(c),(d)	120,000	—	14.00%, 8/19/2020(c),(d),(f)	13,600	13,097

Food Service - 0.03%			Automobile Parts & Equipment - 1.00%
FU JI Food and Catering Services Holdings Ltd	962,000	941	Goodyear Tire & Rubber Co/The
(b),(d)			8.63%, 12/1/2011	1,300	1,352
			10.50%, 5/15/2016	27,035	30,279
Pipelines - 0.00%					$ 31,631
Energy Maintenance Services Group LLC -	354	—	Banks - 3.31%
Warrants (b),(c),(d)			Ally Financial Inc
			8.00%, 3/15/2020(f)	11,625	11,988
Semiconductors - 0.02%			8.30%, 2/12/2015(f)	6,050	6,368
Tower Semiconductor Ltd - Warrants (b),(c),(d)	3,821,912	764	Bank of America Corp
			8.00%, 12/29/2049(g)	49,810	50,127
Transportation - 0.30%			CIT Group Inc
Teekay LNG Partners LP	272,000	9,384	7.00%, 5/1/2013	1,106	1,095
			7.00%, 5/1/2014	1,659	1,613
TOTAL COMMON STOCKS		$ 37,790	7.00%, 5/1/2015	1,659	1,599
CONVERTIBLE PREFERRED STOCKS -			7.00%, 5/1/2016	2,765	2,634
0.09%	Shares Held Value (000's)		7.00%, 5/1/2017	6,786	6,396
Insurance - 0.09%			Wells Fargo & Co
Aspen Insurance Holdings Ltd	52,548	2,765	7.98%, 3/29/2049(g)	21,985	22,645
					$ 104,465
TOTAL CONVERTIBLE PREFERRED STOCKS		$ 2,765	Beverages - 0.40%
PREFERRED STOCKS - 0.01%	Shares Held Value (000's)		Beverages & More Inc
Finance - Mortgage Loan/Banker - 0.01%			9.25%, 3/1/2012(c),(f)	12,500	12,500
Freddie Mac - Series Z (b)	1,300,000	500
			Biotechnology - 0.63%
TOTAL PREFERRED STOCKS		$ 500	Talecris Biotherapeutics Holdings Corp
	Principal		7.75%, 11/15/2016	18,425	19,807
	Amount
BONDS - 80.17%	(000's)	Value (000's)	Building Materials - 0.52%
Advertising - 0.18%			Masco Corp
inVentiv Health Inc			7.13%, 3/15/2020	16,165	16,461
10.00%, 8/15/2018(e),(f)	$ 5,550	$ 5,633
			Chemicals - 0.60%
Aerospace & Defense - 1.16%			CF Industries Inc
Esterline Technologies Corp			6.88%, 5/1/2018	8,305	8,720
7.00%, 8/1/2020(f)	3,945	4,014	7.13%, 5/1/2020	1,865	1,991

7.75%, 6/15/2013	5,000	5,075	Ineos 9.00%, Finance 5/15/2015 PLC (f)	3,420	3,489
GenCorp Inc
9.50%, 8/15/2013	4,240	4,304	Phibro Animal Health Corp
L-3 Communications Corp			9.25%, 7/1/2018(f)	4,515	4,594
6.38%, 10/15/2015	9,500	9,737			$ 18,794
Triumph Group Inc			Coal - 1.10%
8.63%, 7/15/2018(f)	12,850	13,428	Arch Coal Inc
		$ 36,558	8.75%, 8/1/2016(f)	9,425	10,108
Agriculture - 0.31%			Consol Energy Inc
			8.00%, 4/1/2017(f)	16,805	17,855
Southern States Cooperative Inc
11.25%, 5/15/2015(f)	9,770	9,770	Drummond Co Inc
			9.00%, 10/15/2014(f)	2,600	2,743
Airlines - 1.20%			International Coal Group Inc
American Airlines Pass Through Trust 2009-1A			9.13%, 4/1/2018	3,715	3,855
10.38%, 7/2/2019	7,688	8,706			$ 34,561
Delta Air Lines Inc			Commercial Services - 1.00%
6.72%, 1/2/2023	820	790	Great Lakes Dredge & Dock Corp
UAL 2007-1 Pass Through Trust			7.75%, 12/15/2013	4,465	4,521
3.00%, 7/2/2014(f),(g)	11,342	9,036	Hertz Corp/The
UAL 2009-1 Pass Through Trust			8.88%, 1/1/2014	16,465	16,959
10.40%, 11/1/2016(d)	4,590	5,003	Interactive Data Corp
UAL 2009-2A Pass Through Trust			10.25%, 8/1/2018(f)	4,130	4,254
9.75%, 1/15/2017(d)	6,824	7,378	RSC Equipment Rental Inc/RSC Holdings III LLC
UAL Pass Through Trust Series 2000-1			10.25%, 11/15/2019(f)	5,850	5,981
8.03%, 7/1/2011	4,257	6,300			$ 31,715

See accompanying notes			61

Schedule of Investments
High Yield Fund
July 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Computers - 1.23%			Electric (continued)
Seagate HDD Cayman			United Maritime Group LLC/United Maritime
6.88%, 5/1/2020(f)	$ 39,270 $	38,877	Group Finance Corp
			11.75%, 6/15/2015(f)	$ 7,910 $	7,851
Distribution & Wholesale - 0.23%				$ 135,825
McJunkin Red Man Corp			Electronics - 1.20%
9.50%, 12/15/2016(f)	7,455	7,343	NXP BV / NXP Funding LLC
			7.88%, 10/15/2014	5,000	5,038
Diversified Financial Services - 8.25%			9.50%, 10/15/2015	14,230	13,945
Capital One Capital VI			9.75%, 8/1/2018(f)	13,980	14,714
8.88%, 5/15/2040	20,725	21,917	Viasystems Inc
Citigroup Capital XXI			12.00%, 1/15/2015(f)	3,720	4,050
8.30%, 12/21/2057	23,750	24,462		$ 37,747
Credit Acceptance Corp			Energy - Alternate Sources - 0.36%
9.13%, 2/1/2017(f)	11,990	12,485	Headwaters Inc
DVI Inc			11.38%, 11/1/2014	11,100	11,267
0.00%, 2/1/2004(b),(c),(d)	8,575	869
0.00%, 2/1/2004(b),(c),(d)	6,850	623	Entertainment - 3.11%
E*Trade Financial Corp			CCM Merger Inc
7.38%, 9/15/2013	14,795	14,185	8.00%, 8/1/2013(f)	38,500	35,420
12.50%, 11/30/2017	8,043	9,048	Lions Gate Entertainment Inc
Ford Motor Credit Co LLC			10.25%, 11/1/2016(f)	7,550	7,550
7.80%, 6/1/2012	14,125	14,783	Peninsula Gaming LLC
General Motors Acceptance Corp of Canada Ltd			8.38%, 8/15/2015	14,305	14,877
7.13%, 9/13/2011	38,000	33,399	10.75%, 8/15/2017	6,910	7,186
Icahn Enterprises LP / Icahn Enterprises Finance			Pinnacle Entertainment Inc
Corp			7.50%, 6/15/2015	1,978	1,919
7.75%, 1/15/2016	14,740	14,777	8.63%, 8/1/2017	3,915	4,091
International Lease Finance Corp			WMG Acquisition Corp
5.63%, 9/15/2010	1,495	1,491	9.50%, 6/15/2016	11,435	12,436
5.65%, 6/1/2014	28,115	26,217	WMG Holdings Corp
8.63%, 9/15/2015(f)	9,690	9,860	9.50%, 12/15/2014	14,460	14,713
Janus Capital Group Inc				$ 98,192
6.95%, 6/15/2017(g)	7,495	7,694
			Food - 0.28%
LBG Capital No.1 PLC			Michael Foods Inc
8.00%, 6/15/2049(f),(g)	27,945	23,474	9.75%, 7/15/2018(f)	8,505	8,930
Pinnacle Foods Finance LLC / Pinnacle Foods
Finance Corp			Food Service - 0.28%
9.25%, 4/1/2015(f)	8,620	8,911
			FU JI Food and Catering Services Holdings Ltd
10.63%, 4/1/2017	4,470	4,772	0.00%, 10/18/2010(b)	245,000	7,594
SquareTwo Financial Corp			0.00%, 11/9/2049(b)	46,500	1,317
11.63%, 4/1/2017(f)	7,470	6,956
				$ 8,911
TRAINS HY-1-2006			Forest Products & Paper - 0.63%
0.00%, 5/1/2016(b),(f)	17,835	17,685
			Domtar Corp

UCI Holdco 8.54%, Inc 12/15/2013(g)	5,774	5,716	10.75%, 6/1/2017	15,160	18,685
			Sappi Papier Holding AG
UPCB Finance Ltd			6.75%, 6/15/2012(f)	1,332	1,330
7.63%, 1/15/2020(f)	900	1,187
				$ 20,015
	$ 260,511		Healthcare - Products - 0.72%
Electric - 4.30%			Angiotech Pharmaceuticals Inc
Dynegy Holdings Inc			4.29%, 12/1/2013(g)	22,510	17,079
8.38%, 5/1/2016	10,345	8,276	7.75%, 4/1/2014	10,000	5,650
Elwood Energy LLC				$ 22,729
8.16%, 7/5/2026	3,536	3,341
Energy Future Holdings Corp			Healthcare - Services - 6.65%
			Alliance HealthCare Services Inc
9.75%, 10/15/2019	11,416	11,139	8.00%, 12/1/2016(f)	13,345	12,528
10.00%, 1/15/2020(f)	7,780	7,819
Energy Future Intermediate Holding Co LLC			DaVita Inc
9.75%, 10/15/2019	4,089	3,990	6.63%, 3/15/2013	479	485
Mirant Americas Generation LLC			HCA Inc
8.50%, 10/1/2021	19,040	18,088	7.50%, 11/6/2033	16,000	14,480
Mirant Mid Atlantic Pass Through Trust C			9.25%, 11/15/2016	43,225	46,683
10.06%, 12/30/2028	27,424	29,746	9.63%, 11/15/2016	25,520	27,562
NRG Energy Inc			Healthsouth Corp
7.25%, 2/1/2014	7,395	7,580	10.75%, 6/15/2016	26,000	28,275
7.38%, 1/15/2017	18,855	19,091	IASIS Healthcare LLC / IASIS Capital Corp
NV Energy Inc			8.75%, 6/15/2014	9,480	9,717
			Multiplan Inc
6.75%, 8/15/2017	18,600	18,904	10.38%, 4/15/2016(f)	33,000	36,300

See accompanying notes			62

Schedule of Investments
High Yield Fund
July 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Healthcare - Services (continued)			Miscellaneous Manufacturing (continued)
Select Medical Corp			Trimas Corp
7.63%, 2/1/2015	$ 12,175 $	11,657	9.75%, 12/15/2017(f)	$ 4,410 $	4,504
Tenet Healthcare Corp				$ 14,868
9.25%, 2/1/2015(g)	17,000	17,977	Mortgage Backed Securities - 0.33%
US Oncology Inc			BCRR Trust
9.13%, 8/15/2017	4,000	4,235	5.86%, 12/15/2043(f)	4,452	3,800
	$ 209,899		RBSCF Trust
Home Furnishings - 0.27%			5.83%, 7/17/2014(f),(g)	7,000	6,732
ALH Finance LLC / ALH Finance Corp				$ 10,532
8.50%, 1/15/2013	8,500	8,543	Oil & Gas - 8.20%
			Chaparral Energy Inc
Insurance - 2.72%			8.50%, 12/1/2015	11,555	11,208
Crum & Forster Holdings Corp			Chesapeake Energy Corp
7.75%, 5/1/2017	535	540	6.50%, 8/15/2017	8,500	8,649
Liberty Mutual Group Inc			9.50%, 2/15/2015	13,030	14,626
10.75%, 6/15/2058(f),(g)	31,080	34,032	Continental Resources Inc/OK
Lincoln National Corp			7.38%, 10/1/2020(f)	6,315	6,410
7.00%, 5/17/2066(g)	49,225	44,519	8.25%, 10/1/2019	1,000	1,070
XL Group PLC			Denbury Resources Inc
6.50%, 12/31/2049(g)	8,942	6,796	8.25%, 2/15/2020	18,449	19,694
	$ 85,887		9.75%, 3/1/2016	9,735	10,721
Internet - 1.40%			Hilcorp Energy I LP/Hilcorp Finance Co
Open Solutions Inc			8.00%, 2/15/2020(f)	24,225	24,952
9.75%, 2/1/2015(f)	23,770	18,362	Linn Energy LLC
UPC Holding BV			9.88%, 7/1/2018	34,000	37,400
9.88%, 4/15/2018(f)	8,250	8,621	Linn Energy LLC/Linn Energy Finance Corp
Zayo Group LLC/Zayo Capital Inc			8.63%, 4/15/2020(f)	16,000	17,000
10.25%, 3/15/2017(f)	16,645	17,145	OPTI Canada Inc
	$ 44,128		7.88%, 12/15/2014	24,600	21,279
Iron & Steel - 0.42%			9.00%, 12/15/2012(f)	2,215	2,254
United States Steel Corp			Petrohawk Energy Corp
7.38%, 4/1/2020	13,210	13,243	9.13%, 7/15/2013	1,080	1,126
			Petroleum Development Corp
Leisure Products & Services - 0.57%			12.00%, 2/15/2018	17,375	18,418
Royal Caribbean Cruises Ltd			Pioneer Natural Resources Co
7.25%, 6/15/2016	2,960	2,990	7.50%, 1/15/2020	21,120	22,736
7.25%, 3/15/2018	15,000	14,962	Quicksilver Resources Inc
	$ 17,952		11.75%, 1/1/2016	14,203	16,475
Lodging - 1.89%			Range Resources Corp
Harrah's Operating Co Inc			6.75%, 8/1/2020(e)	11,845	11,889
10.00%, 12/15/2018	13,440	11,306	Venoco Inc
MGM Resorts International			11.50%, 10/1/2017	11,905	12,738
8.50%, 9/15/2010	2,670	2,677		$ 258,645
13.00%, 11/15/2013	16,125	18,786	Oil & Gas Services - 0.35%
Wyndham Worldwide Corp			Cie Generale de Geophysique-Veritas
7.38%, 3/1/2020	2,075	2,186	9.50%, 5/15/2016	10,610	11,180
9.88%, 5/1/2014	17,160	19,756
Wynn Las Vegas LLC / Wynn Las Vegas Capital			Other Asset Backed Securities - 0.39%
Corp			Aircraft Certificate Owner Trust
7.75%, 8/15/2020(e),(f)	4,765	4,831	6.46%, 9/20/2022(d),(f)	6,925	6,301
	$ 59,542		7.00%, 9/20/2022(d),(f)	7,160	5,943
Media - 2.05%				$ 12,244
DISH DBS Corp			Packaging & Containers - 0.98%
7.75%, 5/31/2015	5,530	5,779	Crown Americas LLC / Crown Americas Capital
7.88%, 9/1/2019	27,035	28,725	Corp
Frontiervision			7.75%, 11/15/2015	12,000	12,600
0.00%, 10/15/2006(b),(d)	7,250	—	Crown Cork & Seal Co Inc
0.00%, 9/15/2008(b),(d)	9,250	277	7.38%, 12/15/2026	10,500	9,949
Kabel Deutschland GmbH			Plastipak Holdings Inc
10.63%, 7/1/2014	6,705	6,982	8.50%, 12/15/2015(f)	5,000	5,125
Nielsen Finance LLC / Nielsen Finance Co			10.63%, 8/15/2019(f)	2,955	3,317
10.00%, 8/1/2014	22,000	22,935		$ 30,991
	$ 64,698		Pharmaceuticals - 1.15%
Miscellaneous Manufacturing - 0.47%			Axcan Intermediate Holdings Inc
GE Capital Trust I			9.25%, 3/1/2015	3,865	3,962
6.38%, 11/15/2067	10,910	10,364	Elan Finance PLC/Elan Finance Corp
			8.75%, 10/15/2016(f)	10,955	10,928

See accompanying notes			63

Schedule of Investments
High Yield Fund
July 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Pharmaceuticals (continued)			Software (continued)
Omnicare Inc			First Data Corp
6.13%, 6/1/2013	$ 12,560 $	12,623	10.55%, 9/24/2015	$ 14,486 $	11,118
7.75%, 6/1/2020	8,240	8,775	SS&C Technologies Inc
	$ 36,288		11.75%, 12/1/2013	10,432	10,966
Pipelines - 2.95%				$ 25,779
El Paso Natural Gas Co			Sovereign - 1.29%
8.38%, 6/15/2032	12,500	14,921	Brazilian Government International Bond
El Paso Pipeline Partners Operating Co LLC			12.50%, 1/5/2016	45,600	28,942
6.50%, 4/1/2020	7,385	7,814	Mexican Bonos
Energy Maintenance Services Group LLC			8.00%, 12/19/2013	138,474	11,769
0.00%, 3/1/2014(b),(c),(d)	12,298	2,706		$ 40,711
Enterprise Products Operating LLC			Telecommunications - 9.49%
8.38%, 8/1/2066	38,870	39,599	Clearwire Communications LLC/Clearwire
MarkWest Energy Partners LP / MarkWest Energy			Finance Inc
Finance Corp			12.00%, 12/1/2015(f)	31,450	32,865
8.75%, 4/15/2018	8,515	9,164	Digicel Group Ltd
Regency Energy Partners LP/Regency Energy			9.13%, 1/15/2015(f)	12,280	12,403
Finance Corp			10.50%, 4/15/2018(f)	4,500	4,815
8.38%, 12/15/2013	6,725	7,044	Digicel Ltd
9.38%, 6/1/2016(f)	10,810	11,783	12.00%, 4/1/2014(f)	10,800	12,258
	$ 93,031		DigitalGlobe Inc
REITS - 0.88%			10.50%, 5/1/2014	8,545	9,325
DuPont Fabros Technology LP			Global Crossing Ltd
8.50%, 12/15/2017	7,875	8,377	12.00%, 9/15/2015(f)	15,200	16,872
Reckson Operating Partnership LP			Indosat Palapa Co BV
6.00%, 3/31/2016	20,000	19,469	7.38%, 7/29/2020(f)	1,585	1,656
	$ 27,846		Intelsat Luxembourg SA
Retail - 2.40%			11.25%, 2/4/2017	43,920	46,555
Asbury Automotive Group Inc			11.50%, 2/4/2017	10,551	11,184
7.63%, 3/15/2017	4,800	4,572	Level 3 Financing Inc
Bon-Ton Department Stores Inc/The			9.25%, 11/1/2014	12,620	11,705
10.25%, 3/15/2014	8,270	8,094	10.00%, 2/1/2018	12,280	11,190
Ferrellgas LP/Ferrellgas Finance Corp			Nextel Communications Inc
9.13%, 10/1/2017	13,510	14,456	7.38%, 8/1/2015	48,525	48,040
Ltd Brands Inc			Sprint Nextel Corp
7.00%, 5/1/2020	9,795	10,113	6.00%, 12/1/2016	5,490	5,174
Neiman Marcus Group Inc/The			8.38%, 8/15/2017	8,745	9,139
10.38%, 10/15/2015	8,174	8,521	West Corp
OSI Restaurant Partners Inc			9.50%, 10/15/2014	18,000	18,405
10.00%, 6/15/2015	5,390	5,242	11.00%, 10/15/2016	3,035	3,210
Phillips-Van Heusen Corp			Wind Acquisition Finance SA
7.38%, 5/15/2020	6,575	6,855	11.75%, 7/15/2017(f)	32,580	34,616
Sonic Automotive Inc			Wind Acquisition Holdings Finance SA
8.63%, 8/15/2013	2,628	2,681	12.25%, 7/15/2017(f)	10,715	10,018
Suburban Propane Partners LP/Suburban Energy				$ 299,430
Finance Corp			Transportation - 1.08%
7.38%, 3/15/2020	7,405	7,701	Kansas City Southern de Mexico SA de CV
Toys R Us Property Co LLC			7.63%, 12/1/2013	3,130	3,232
8.50%, 12/1/2017(f)	7,030	7,399	Navios Maritime Holdings Inc / Navios Maritime
	$ 75,634		Finance US Inc
Savings & Loans - 0.00%			8.88%, 11/1/2017(f)	7,915	8,172
Washington Mutual Bank / Henderson NV			syncreon Global Ireland Ltd / syncreon Global
0.00%, 6/15/2011(b)	3,500	18	Finance US Inc
0.00%, 1/15/2013(b)	3,000	15	9.50%, 5/1/2018(f)	4,905	4,807
0.00%, 1/15/2015(b),(g)	2,000	10	Trailer Bridge Inc
	$ 43		9.25%, 11/15/2011	18,000	18,000
Semiconductors - 0.90%				$ 34,211
Advanced Micro Devices Inc			Trucking & Leasing - 0.10%
7.75%, 8/1/2020(e),(f)	11,000	11,110	Aircastle Ltd
Freescale Semiconductor Inc			9.75%, 8/1/2018(f)	3,100	3,123
9.25%, 4/15/2018(f)	5,210	5,379
Jazz Technologies Inc			TOTAL BONDS	$ 2,530,280
8.00%, 6/30/2015(d),(f)	14,623	11,991
	$ 28,480
Software - 0.82%
Fidelity National Information Services Inc
7.63%, 7/15/2017(f)	1,970	2,049
7.88%, 7/15/2020(f)	1,575	1,646

See accompanying notes			64

Schedule of Investments
High Yield Fund
July 31, 2010 (unaudited)

	Principal			Principal
	Amount		SENIOR FLOATING RATE INTERESTS	Amount
CONVERTIBLE BONDS - 2.82%	(000's)	Value (000's)	(continued)	(000's)	Value (000's)
Aerospace & Defense - 0.11%			Electronics - 0.26%
GenCorp Inc			L-1 Identity Solutions Operating Co, Term Loan
4.06%, 12/31/2039(f)	$ 3,765	$ 3,375	B1
			6.66%, 8/5/2013(g)	$ 8,429	$ 8,345
Biotechnology - 0.91%
Amylin Pharmaceuticals Inc			Entertainment - 0.39%
3.00%, 6/15/2014	33,315	28,859	CCM Merger Inc, Term Loan B
			8.50%, 7/21/2012(g)	12,386	12,160
Electronics - 0.56%
L-1 Identity Solutions Inc			Healthcare - Services - 0.85%
3.75%, 5/15/2027	7,395	7,173	Aurora Diagnostics LLC
TTM Technologies Inc			6.25%, 4/20/2016(g)	6,000	5,895
3.25%, 5/15/2015	11,150	10,356	HCA Inc, Term Loan A1
		$ 17,529	1.78%, 1/22/2012(g)	4,490	4,337
Pharmaceuticals - 0.00%			HCA Inc, Term Loan B1
Vion Pharmaceuticals Inc			0.00%, 11/18/2013(g),(h)	10,000	9,631
0.00%, 2/15/2012(b)	4,500	11	Multiplan Inc, Term Loan B
			3.63%, 4/12/2013(g)	4,528	4,475
Retail - 0.40%			Multiplan Inc, Term Loan C
Asbury Automotive Group Inc			3.63%, 4/12/2013(g)	2,415	2,391
3.00%, 9/15/2012	12,500	11,688			$ 26,729
Sonic Automotive Inc			Internet - 0.42%
5.00%, 10/1/2029	755	798	Open Solutions Inc, Term Loan B
		$ 12,486	2.63%, 1/23/2014(g)	15,399	13,175
Software - 0.53%
Blackboard Inc			Lodging - 0.72%
3.25%, 7/1/2027	17,000	16,851	Harrah's Operating Co Inc, Term Increment Loan
			B4
Telecommunications - 0.31%			9.50%, 10/23/2016(g)	18,263	18,632
JDS Uniphase Corp			Harrah's Operating Co Inc, Term Loan B1
1.00%, 5/15/2026	10,810	9,837	3.50%, 1/28/2015(g)	4,609	3,962
					$ 22,594
TOTAL CONVERTIBLE BONDS		$ 88,948	Machinery - Diversified - 0.06%
	Principal		Manitowoc Company Inc, Term Loan B
SENIOR FLOATING RATE INTERESTS -	Amount		0.00%, 4/14/2014(g),(h)	2,000	2,005
10.28%	(000's)	Value (000's)
Automobile Manufacturers - 1.15%			Media - 0.98%
Ford, Term Loan B			Univision, 1st Lien Term Loan
3.35%, 12/16/2013(g)	37,452	36,331	2.57%, 9/29/2014(g)	35,615	31,020

Automobile Parts & Equipment - 0.12%			Miscellaneous Manufacturing - 0.06%
Hayes Lemmerz Intl, Term Loan			GenTek Holding LLC, Term Loan
12.00%, 12/11/2013(g)	3,691	3,710	7.00%, 9/30/2014(g)	1,901	1,904

Commercial Services - 0.60%			Oil & Gas - 0.35%
Interactive Data Corporation, Term Loan			Big West Oil LLC, Term Loan
0.00%, 1/29/2017(g),(h)	1,650	1,656	12.00%, 4/30/2015(g)	4,910	4,935
Rental Services Corp, Term Loan			Venoco Inc, Term Loan C
4.04%, 11/30/2013(g)	9,853	9,292	4.38%, 5/7/2014(g)	6,930	6,239
Skype Technologies, 1st Lien Term Loan					$ 11,174
7.00%, 2/23/2015(g)	7,938	7,926	Pharmaceuticals - 0.78%
		$ 18,874	Quintiles Transnational, Term Loan
Diversified Financial Services - 0.84%			4.32%, 3/31/2014(g)	7,500	7,275
American General Finance Corp, Term Loan			Quintiles Transnational, Term Loan B
7.25%, 4/21/2015(g)	14,740	14,559	2.46%, 3/31/2013(g)	18,182	17,410
Nuveen Investments Inc, Term Loan					$ 24,685
12.50%, 7/9/2015(g)	6,080	6,619	Retail - 0.07%
Ocwen Financial Corp, Term Loan			Outback Steakhouse, Term Loan
0.00%, 7/28/2015(g),(h)	5,500	5,466	1.16%, 6/14/2013(g)	199	173
		$ 26,644	2.88%, 6/14/2014(g)	2,195	1,912
Electric - 0.84%					$ 2,085
Texas Competitive Electric Holdings Company,			Semiconductors - 0.65%
Term Loan B2			Freescale Semiconductor Inc, Term Loan
3.98%, 10/29/2014(g)	34,002	26,417	4.60%, 12/1/2016(g)	11,788	10,822
			Spansion Inc, Term Loan B-Exit
			7.50%, 2/9/2015(g)	9,838	9,795
					$ 20,617

See accompanying notes			65

Schedule of Investments
High Yield Fund
July 31, 2010 (unaudited)

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax
	Principal		cost of investments held as of the period end were as follows:
SENIOR FLOATING RATE INTERESTS	Amount
(continued)	(000's)	Value (000's)	Unrealized Appreciation	$ 218,924
Software - 0.65%			Unrealized Depreciation	(122,494)
First Data Corp, Term Loan B1			Net Unrealized Appreciation (Depreciation)	$ 96,430
3.08%, 12/24/2014(g)	$ 15,799	$ 13,716
			Cost for federal income tax purposes	$ 3,038,431

First Data 3.08%, Corp, 9/24/2014 Term Loan (g) B3	7,919	6,873	All dollar amounts are shown in thousands (000's)
		$ 20,589	Portfolio Summary (unaudited)
Telecommunications - 0.49%			Sector	Percent
Intelsat Jackson Holdings Ltd, Term Loan			Financial	21.24%
3.53%, 2/1/2014(g)	15,500	14,450
			Communications	15.32%

Telcordia 6.75%, Technologies 4/9/2016(g) Inc, Term Loan 1L	998	992	Consumer, Cyclical	14.71%
			Consumer, Non-cyclical	14.28%
		$ 15,442	Energy	13.31%
TOTAL SENIOR FLOATING RATE INTERESTS		$ 324,500	Industrial	6.86%
	Maturity		Utilities	5.14%
	Amount		Technology	4.80%
REPURCHASE AGREEMENTS - 4.76%	(000's)	Value (000's)	Basic Materials	1.65%
Banks - 4.76%			Government	1.30%
Investment in Joint Trading Account; Bank of	$ 39,127	$ 39,126	Asset Backed Securities	0.39%
America Repurchase Agreement; 0.19%			Mortgage Securities	0.33%
dated 07/30/10 maturing 08/02/10			Other Assets in Excess of Liabilities, Net	0.67%
(collateralized by US Treasury Notes;			TOTAL NET ASSETS	100.00%
$39,908,702; 1.38% - 3.63%; dated 05/15/12
- 08/15/19)
Investment in Joint Trading Account; Credit Suisse	34,532	34,532
Repurchase Agreement; 0.20% dated
07/30/10 maturing 08/02/10 (collateralized by
US Treasury Note; $35,222,055; 2.00%;
dated 11/30/13)
Investment in Joint Trading Account; Deutsche	39,127	39,126
Bank Repurchase Agreement; 0.19% dated
07/30/10 maturing 08/02/10 (collateralized by
Sovereign Agency Issues; $39,908,702;
0.00%; dated 08/11/10 - 01/24/11)
Investment in Joint Trading Account; Morgan	37,295	37,294
Stanley Repurchase Agreement; 0.20% dated
07/30/10 maturing 08/02/10 (collateralized by
Sovereign Agency Issues; $38,039,819;
3.00% - 6.88%; dated 09/15/10 - 07/28/14)
		$ 150,078
TOTAL REPURCHASE AGREEMENTS		$ 150,078
Total Investments		$ 3,134,861
Other Assets in Excess of Liabilities, Net - 0.67%		$ 21,211
TOTAL NET ASSETS - 100.00%		$ 3,156,072

(a)	Affiliated Security as defined by the Investment Company Act of 1940 (the
Fund controls 5.0% or more of the outstanding voting shares of the security).
(b) Non-Income Producing Security
(c) Security is Illiquid
(d)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $55,893 or 1.77% of net assets.
(e) Security purchased on a when-issued basis.
(f)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $774,722 or 24.55% of net assets.
(g)	Variable Rate. Rate shown is in effect at July 31, 2010.
(h)	This Senior Floating Rate Note will settle after July 31, 2010, at which time the interest rate will be determined.

See accompanying notes			66

Schedule of Investments
High Yield Fund
July 31, 2010 (unaudited)

	October 31,	October 31,
Affiliated Securities	2009	2009	Purchases	Purchases	Sales	Sales	July 31, 2010 July 31, 2010
Proceeds
	Shares	Cost (000's)	Shares	Cost (000's)	Shares	(000's)	Shares	Cost (000's)
New Flyer Industries Inc	2,733,500	$ 23,687	—	$ —	—	$ —	2,733,500	$ 23,687

		$ 23,687		$ –		$ –		$ 23,687

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
New Flyer Industries Inc	$ 955		$ —			$ —
	$ 955		$ —			$ —

See accompanying notes			67

Schedule of Investments
High Yield Fund I
July 31, 2010 (unaudited)

COMMON STOCKS - 1.25%	Shares Held Value (000's)			Principal
Agriculture - 0.00%				Amount
Eurofresh Inc (a),(b)	43,973 $	22	BONDS (continued)	(000's)	Value (000's)
			Aerospace & Defense - 0.26%
Chemicals - 0.65%			Esterline Technologies Corp
LyondellBasell Industries NV (a)	206,513	3,717	7.00%, 8/1/2020(d)	$ 750	$ 763
LyondellBasell Industries NV (a)	225,242	4,055	GenCorp Inc
		$ 7,772	9.50%, 8/15/2013	700	710
Commercial Services - 0.01%			Kratos Defense & Security Solutions Inc
Quad/Graphics Inc (a)	2,702	115	10.00%, 6/1/2017(d)	540	560
			Triumph Group Inc
Computers - 0.03%			8.00%, 11/15/2017	532	528
Unisys Corp (a)	12,859	347	8.63%, 7/15/2018(d)	460	481
					$ 3,042
Consumer Products - 0.08%			Agriculture - 0.10%
Spectrum Brands Holdings Inc (a)	33,090	960	Alliance One International Inc
			10.00%, 7/15/2016	1,000	1,034
Leisure Products & Services - 0.01%			Eurofresh Inc
True Temper Holdings Corp (a),(b),(c)	15,480	108	15.00%, 11/18/2016(b),(c)	143	143
					$ 1,177
Media - 0.08%			Airlines - 1.46%
Dex One Corp (a)	48,929	887	American Airlines Pass Through Trust 2001-01
SuperMedia Inc (a)	2,523	53	7.38%, 5/23/2019	227	193
		$ 940	Continental Airlines 2003-ERJ1 Pass Through
Packaging & Containers - 0.21%			Trust
Constar International Inc (a)	4,000	32	7.88%, 7/2/2018(b)	965	926
Smurfit-Stone Container Corp (a)	119,359	2,489	Continental Airlines 2004-ERJ1 Pass Through
		$ 2,521	Trust
Semiconductors - 0.18%			9.56%, 9/1/2019(b)	224	210
Magnachip Semiconductor Corp (a),(b),(c)	1,068,165	2,069	Continental Airlines 2005-ERJ1 Pass Through
			Trust
TOTAL COMMON STOCKS		$ 14,854	9.80%, 4/1/2021	488	461
CONVERTIBLE PREFERRED STOCKS -			Continental Airlines 2006-1 Class G Pass Through
0.11%	Shares Held Value (000's)		Trust
			0.89%, 6/2/2013(f)	474	334
Automobile Manufacturers - 0.11%
Motors Liquidation Co 6.25%; Series C (a)	100,000	768	Continental Airlines Inc
Motors Liquidation Co 5.25%; Series B (a)	75,000	571	9.32%, 11/1/2019	307	288
		$ 1,339	Delta Air Lines Inc
TOTAL CONVERTIBLE PREFERRED STOCKS		$ 1,339	6.82%, 8/10/2022	1,951	2,001
PREFERRED STOCKS - 0.46%	Shares Held Value (000's)		8.02%, 8/10/2022	719	701
			8.95%, 8/10/2014	204	206
Agriculture - 0.00%			9.50%, 9/15/2014(d)	2,475	2,679
Eurofresh Inc (a),(b)	58	58
			Northwest Airlines Inc
Automobile Manufacturers - 0.05%			7.03%, 11/1/2019	963	930
Motors Liquidation Co 1.50%; Series D (a)	25,000	188	UAL 2007-1 Pass Through Trust
			6.64%, 7/2/2022(b)	2,752	2,601
Motors Liquidation Co 7.25% (a)	50,000	363
			7.34%, 7/2/2019(d)	436	381
		$ 551	UAL 2009-2A Pass Through Trust
Banks - 0.36%			9.75%, 1/15/2017(b)	4,121	4,456
CoBank ACB 11.00%; Series D (c)	60,000	3,347
CoBank ACB 7.00% (c),(d)	20,000	887	UAL 2009-2B Pass Through Trust
			12.00%, 1/15/2016(d)	970	1,031
		$ 4,234			$ 17,398
Diversified Financial Services - 0.05%			Apparel - 0.22%
Ford Motor Credit Co LLC 7.60%	12,000	293	Hanesbrands Inc
Ford Motor Credit Co LLC 7.38%	13,000	306	4.12%, 12/15/2014(f)	1,591	1,511
		$ 599	Quiksilver Inc
TOTAL PREFERRED STOCKS		$ 5,442	6.88%, 4/15/2015	1,200	1,128
	Principal				$ 2,639
	Amount		Automobile Manufacturers - 0.77%
BONDS - 88.84%	(000's)	Value (000's)	Ford Motor Co
Advertising - 0.52%			7.75%, 6/15/2043	500	435
Interpublic Group of Cos Inc			8.90%, 1/15/2032	325	329
10.00%, 7/15/2017	$ 3,085	$ 3,579	9.22%, 9/15/2021	500	518
inVentiv Health Inc			9.98%, 2/15/2047	1,580	1,675
10.00%, 8/15/2018(d),(e)	400	406
			Motors Liquidation Co
Lamar Media Corp			0.00%, 7/15/2023(a)	1,000	340
6.63%, 8/15/2015	500	498	0.00%, 9/1/2025(a)	700	228
6.63%, 8/15/2015	437	430	0.00%, 5/1/2028(a)	150	48
Sitel LLC/Sitel Finance Corp			0.00%, 7/15/2033(a)	5,050	1,742
11.50%, 4/1/2018(d)	435	370	0.00%, 3/15/2036(a),(f)	725	127
Visant Holding Corp
10.25%, 12/1/2013(f)	850	871
		$ 6,154
See accompanying notes			68

Schedule of Investments
High Yield Fund I
July 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Automobile Manufacturers (continued)			Chemicals - 2.32%
Navistar International Corp			Ashland Inc
8.25%, 11/1/2021	$ 3,520 $	3,722	9.13%, 6/1/2017	$ 3,250 $	3,693
	$ 9,164		CF Industries Inc
Automobile Parts & Equipment - 0.25%			6.88%, 5/1/2018	2,255	2,368
Affinia Group Holdings Inc			7.13%, 5/1/2020	1,200	1,282
9.00%, 11/30/2014	2,425	2,474	LBI Escrow Corp
10.75%, 8/15/2016(d)	400	446	8.00%, 11/1/2017(d)	7,755	8,152
Goodyear Tire & Rubber Co/The			Lyondell Chemical Co
10.50%, 5/15/2016	53	59	11.00%, 5/1/2018	2,801	3,014
	$ 2,979		Momentive Performance Materials Inc
Banks - 4.76%			11.50%, 12/1/2016	1,395	1,298
Ally Financial Inc			12.50%, 6/15/2014	3,370	3,815
6.88%, 8/28/2012	3,030	3,098	OXEA Finance/Cy SCA
8.00%, 12/31/2018	3,710	3,585	9.50%, 7/15/2017(b),(d)	455	464
8.00%, 11/1/2031	15,876	15,499	PolyOne Corp
Bank of America Corp			8.88%, 5/1/2012	1,500	1,586
8.00%, 12/29/2049(f)	1,000	1,006	Reichhold Industries Inc
8.13%, 12/29/2049(f)	1,120	1,127	9.00%, 8/15/2014(d)	860	778
BankAmerica Capital II			Sterling Chemicals Inc
8.00%, 12/15/2026	142	144	10.25%, 4/1/2015	1,250	1,225
BankAmerica Institutional Capital B				$ 27,675
7.70%, 12/31/2026(d)	525	516	Coal - 1.00%
Barclays Bank PLC			Arch Coal Inc
5.93%, 12/31/2049(d),(f)	1,815	1,529	8.75%, 8/1/2016(d)	3,380	3,625
7.43%, 9/15/2049(d),(f)	1,600	1,560	Arch Western Finance LLC
CIT Group Inc			6.75%, 7/1/2013	3,780	3,799
7.00%, 5/1/2013	3,275	3,242	Consol Energy Inc
7.00%, 5/1/2015	1,750	1,687	8.00%, 4/1/2017(d)	800	850
7.00%, 5/1/2016	3,144	2,995	8.25%, 4/1/2020(d)	675	726
7.00%, 5/1/2017	16,814	15,847	Murray Energy Corp
Credit Agricole SA			10.25%, 10/15/2015(d)	500	517
6.64%, 5/31/2049(d),(f)	3,575	3,021	Patriot Coal Corp
NB Capital Trust II			8.25%, 4/30/2018	700	688
7.83%, 12/15/2026	200	199	Peabody Energy Corp
NB Capital Trust IV			7.38%, 11/1/2016	785	856
8.25%, 4/15/2027	400	409	Penn Virginia Resource Partners LP / Penn
Wachovia Capital Trust III			Virginia Resource Finance Corp
5.80%, 3/29/2049	1,419	1,201	8.25%, 4/15/2018	800	812
	$ 56,665			$ 11,873
Beverages - 0.49%			Commercial Services - 4.40%
Constellation Brands Inc			ACE Cash Express Inc
7.25%, 9/1/2016	4,205	4,384	10.25%, 10/1/2014(c),(d)	1,805	1,507
7.25%, 5/15/2017	1,050	1,092	Avis Budget Car Rental LLC / Avis Budget
8.38%, 12/15/2014	350	378	Finance Inc
	$ 5,854		9.63%, 3/15/2018(d)	2,700	2,815
Biotechnology - 0.10%			Cadmus Communications Corp
FMC Finance III SA			8.38%, 6/15/2014	600	514
6.88%, 7/15/2017	592	614	Catalent Pharma Solutions Inc
Talecris Biotherapeutics Holdings Corp			9.50%, 4/15/2015	993	991
7.75%, 11/15/2016	500	538	Cenveo Corp
	$ 1,152		8.88%, 2/1/2018	500	472
			10.50%, 8/15/2016(d)	1,500	1,515
Building Materials - 0.93%
Gibraltar Industries Inc			Ceridian Corp
8.00%, 12/1/2015(f)	300	294	11.25%, 11/15/2015(f)	825	782
Masco Corp			12.25%, 11/15/2015	6,134	5,827
6.13%, 10/3/2016	1,080	1,097	Deluxe Corp
7.13%, 3/15/2020	1,965	2,001	7.38%, 6/1/2015	650	665
Ply Gem Industries Inc			Ford Holdings LLC
11.75%, 6/15/2013	4,120	4,377	9.30%, 3/1/2030	4,838	5,056
Texas Industries Inc			9.38%, 3/1/2020	1,060	1,097
9.25%, 8/15/2020(d),(e)	650	653	Garda World Security Corp
			9.75%, 3/15/2017(d)	375	396
US Concrete Inc
8.38%, 4/1/2014	500	263	Hertz Corp/The
USG Corp			10.50%, 1/1/2016	1,540	1,636
9.75%, 8/1/2014(d)	2,335	2,440	Interactive Data Corp
			10.25%, 8/1/2018(d)	400	412
	$ 11,125
			Iron Mountain Inc
			8.00%, 6/15/2020	500	525
			8.38%, 8/15/2021	500	531
See accompanying notes			69

Schedule of Investments
High Yield Fund I
July 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Commercial Services (continued)			Diversified Financial Services (continued)
KAR Auction Services Inc			CEDC Finance Corp International Inc
4.34%, 5/1/2014(f)	$ 425 $	401	9.13%, 12/1/2016(d)	$ 440 $	449
10.00%, 5/1/2015	13	14	Chukchansi Economic Development Authority
Knowledge Learning Corp			8.00%, 11/15/2013(d)	1,943	1,312
7.75%, 2/1/2015(d)	3,205	3,045	CNG Holdings Inc/OH
Lender Processing Services Inc			12.25%, 2/15/2015(d)	570	588
8.13%, 7/1/2016	2,320	2,459	Countrywide Capital III
RSC Equipment Rental Inc/RSC Holdings III LLC			8.05%, 6/15/2027	1,775	1,828
9.50%, 12/1/2014	5,462	5,612	El Paso Performance-Linked Trust
10.25%, 11/15/2019(d)	985	1,007	7.75%, 7/15/2011(d)	1,250	1,297
Service Corp International/US			Ford Motor Credit Co LLC
6.75%, 4/1/2015	665	673	6.63%, 8/15/2017(e)	3,120	3,097
7.00%, 6/15/2017	2,125	2,156	7.00%, 10/1/2013	3,195	3,326
7.38%, 10/1/2014	1,610	1,679	8.00%, 12/15/2016	4,700	5,017
7.50%, 4/1/2027	2,855	2,577	8.13%, 1/15/2020	7,640	8,172
Sotheby's			Holly Energy Partners LP/Holly Energy Finance
7.75%, 6/15/2015	250	255	Corp
Stewart Enterprises Inc			6.25%, 3/1/2015	2,650	2,570
6.25%, 2/15/2013(f)	700	702	8.25%, 3/15/2018(d)	500	510
Team Finance LLC / Health Finance Corp			Icahn Enterprises LP / Icahn Enterprises Finance
11.25%, 12/1/2013	625	655	Corp
United Rentals North America Inc			7.75%, 1/15/2016	4,390	4,401
7.00%, 2/15/2014	2,335	2,317	ILFC E-Capital Trust II
10.88%, 6/15/2016	3,700	4,088	6.25%, 12/21/2065(d),(f)	925	629
	$ 52,381		International Lease Finance Corp
Computers - 1.20%			5.25%, 1/10/2013	1,900	1,805
Seagate HDD Cayman			5.30%, 5/1/2012	2,320	2,250
6.88%, 5/1/2020(d)	665	658	8.63%, 9/15/2015(d)	4,635	4,716
Seagate Technology HDD Holdings			8.75%, 3/15/2017(d)	500	510
6.80%, 10/1/2016	1,250	1,266	Midwest Gaming Borrower LLC / Midwest
Stratus Technologies Inc			Finance Corp
12.00%, 3/29/2015(d)	600	523	11.63%, 4/15/2016(d)	400	404
Stream Global Services Inc			Universal City Development Partners Ltd
11.25%, 10/1/2014	350	352	8.88%, 11/15/2015(d)	415	427
SunGard Data Systems Inc			10.88%, 11/15/2016(d)	1,725	1,854
9.13%, 8/15/2013	1,840	1,882		$ 56,395
10.25%, 8/15/2015	6,005	6,305	Electric - 5.12%
10.63%, 5/15/2015	2,165	2,398	Calpine Construction Finance Co LP and CCFC
Unisys Corp			Finance Corp
14.25%, 9/15/2015(d)	802	938	8.00%, 6/1/2016(d)	1,585	1,657
	$ 14,322		Calpine Corp
Consumer Products - 0.30%			7.25%, 10/15/2017(d)	5,349	5,335
Spectrum Brands Holdings Inc			Dynegy Holdings Inc
9.50%, 6/15/2018(d)	1,270	1,340	7.13%, 5/15/2018	2,250	1,513
12.00%, 8/28/2019	1,366	1,526	7.50%, 6/1/2015	100	80
Yankee Acquisition Corp/MA			7.75%, 6/1/2019	10,180	7,126
8.50%, 2/15/2015	700	721	Dynegy Roseton/Danskammer Pass Through Trust
	$ 3,587		Series B
Cosmetics & Personal Care - 0.05%			7.67%, 11/8/2016	5,203	4,813
Revlon Consumer Products Corp			Edison Mission Energy
9.75%, 11/15/2015	555	577	7.00%, 5/15/2017	2,340	1,591
			7.20%, 5/15/2019	1,820	1,228
Distribution & Wholesale - 0.33%			7.50%, 6/15/2013	350	296
ACE Hardware Corp			7.63%, 5/15/2027	5,890	3,711
9.13%, 6/1/2016(d)	2,000	2,120	7.75%, 6/15/2016	1,600	1,140
Intcomex Inc			Energy Future Holdings Corp
13.25%, 12/15/2014(d)	470	499	10.88%, 11/1/2017	7,215	5,051
McJunkin Red Man Corp			11.25%, 11/1/2017	4,180	2,717
9.50%, 12/15/2016(d)	1,345	1,325	Homer City Funding LLC
	$ 3,944		8.14%, 10/1/2019	417	394
Diversified Financial Services - 4.74%			Ipalco Enterprises Inc
			7.25%, 4/1/2016(d)	1,840	1,932
American General Finance Corp			8.63%, 11/14/2011(f)	1,995	2,087
5.85%, 6/1/2013	7,860	7,320
6.90%, 12/15/2017	505	431	Midwest Generation LLC
Capital One Capital V			8.56%, 1/2/2016	2,083	2,051
10.25%, 8/15/2039	2,875	3,112	Mirant Americas Generation LLC
Capital One Capital VI			8.50%, 10/1/2021	1,500	1,425
8.88%, 5/15/2040	350	370

See accompanying notes			70

Schedule of Investments
High Yield Fund I
July 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Electric (continued)			Entertainment (continued)
North American Energy Alliance LLC/North			Speedway Motorsports Inc
American Energy Alliance Finance Corp			8.75%, 6/1/2016	$ 1,400	$ 1,486
10.88%, 6/1/2016(d)	$ 455	$ 489	WMG Acquisition Corp
NRG Energy Inc			7.38%, 4/15/2014	700	690
7.25%, 2/1/2014	4,680	4,797	9.50%, 6/15/2016	3,443	3,744
7.38%, 2/1/2016	1,000	1,020	WMG Holdings Corp
7.38%, 1/15/2017	3,845	3,893	9.50%, 12/15/2014	1,200	1,221
Public Service Co of New Mexico					$ 28,704
7.95%, 5/15/2018	200	212	Environmental Control - 0.04%
RRI Energy Inc			WCA Waste Corp
7.63%, 6/15/2014	4,625	4,648	9.25%, 6/15/2014(c)	500	495
7.88%, 6/15/2017	1,500	1,421
Texas Competitive Electric Holdings Co LLC			Food - 1.44%
10.25%, 11/1/2015(f)	450	302	Bumble Bee Foods LLC
		$ 60,929	7.75%, 12/15/2015(d)	420	433
Electrical Components & Equipment - 0.16%			Chiquita Brands International Inc
Belden Inc			8.88%, 12/1/2015	2,450	2,478
7.00%, 3/15/2017	200	200	Del Monte Corp
9.25%, 6/15/2019(d)	400	433	7.50%, 10/15/2019	1,155	1,217
General Cable Corp			Dole Food Co Inc
2.91%, 4/1/2015(f)	750	680	8.00%, 10/1/2016(d)	775	802
International Wire Group Inc			13.88%, 3/15/2014	377	454

9.75%, 4/15/2015(d)	535 538 Ingles Markets Inc

	$ 1,851		8.88%, 5/15/2017	1,600	1,676
Electronics - 1.14%			JBS USA LLC/JBS USA Finance Inc
Da-Lite Screen Co Inc			11.63%, 5/1/2014	1,157	1,333
12.50%, 4/1/2015	750	781	Michael Foods Inc
Flextronics International Ltd			9.75%, 7/15/2018(d)	4,010	4,211
6.25%, 11/15/2014	4,273	4,337	Smithfield Foods Inc
Kemet Corp			7.75%, 5/15/2013	955	957
10.50%, 5/1/2018(d)	1,450	1,479	7.75%, 7/1/2017	1,700	1,660
NXP BV / NXP Funding LLC			SUPERVALU Inc
3.28%, 10/15/2013(f)	1,850	1,748	8.00%, 5/1/2016	715	720
7.88%, 10/15/2014	1,000	1,008	Tops Markets LLC
9.75%, 8/1/2018(d)	1,835	1,931	10.13%, 10/15/2015(d)	1,100	1,166
Sanmina-SCI Corp				$ 17,107
3.29%, 6/15/2014(d),(f)	520	491	Forest Products & Paper - 1.75%
6.75%, 3/1/2013	500	501	Abitibi-Consolidated Co of Canada
Viasystems Inc			0.00%, 4/1/2011(a),(d)	1,387	1,516
12.00%, 1/15/2015(d)	1,202	1,309	0.00%, 6/15/2011(a)	533	65
	$ 13,585		0.00%, 6/20/2013(a)	780	95
Engineering & Contruction - 0.22%			0.00%, 4/1/2015(a)	2,313	283
Dycom Investments Inc			Abitibi-Consolidated Inc
8.13%, 10/15/2015	1,920	1,913	0.00%, 4/1/2028(a)	320	39
MasTec Inc			0.00%, 8/1/2030(a)	85	10
7.63%, 2/1/2017	700	682	Appleton Papers Inc
	$ 2,595		10.50%, 6/15/2015(d)	690	683
Entertainment - 2.41%			Boise Paper Holdings LLC / Boise Co-Issuer Co
Cedar Fair LP/Canada's Wonderland Co/Magnum			8.00%, 4/1/2020	500	517
Management Corp			Bowater Canada Finance Corp
9.13%, 8/1/2018(d)	2,130	2,167	0.00%, 11/15/2011(a)	700	255
Choctaw Resort Development Enterprise			Cascades Inc
7.25%, 11/15/2019(d)	655	449	7.75%, 12/15/2017	520	541
FireKeepers Development Authority			7.88%, 1/15/2020	300	311
13.88%, 5/1/2015(d)	4,740	5,546	Domtar Corp
Isle of Capri Casinos Inc			7.13%, 8/15/2015	363	388
7.00%, 3/1/2014	1,500	1,376	Georgia-Pacific LLC
Mashantucket Western Pequot Tribe			7.00%, 1/15/2015(d)	5,855	6,082
0.00%, 11/15/2015(a),(d)	2,520	428	7.13%, 1/15/2017(d)	2,050	2,135
Peninsula Gaming LLC			NewPage Corp
8.38%, 8/15/2015	3,150	3,276	11.38%, 12/31/2014	4,350	4,029
10.75%, 8/15/2017	1,375	1,430	PE Paper Escrow GmbH
Pinnacle Entertainment Inc			12.00%, 8/1/2014(d)	3,150	3,544
8.63%, 8/1/2017	500	523	Potlatch Corp
8.75%, 5/15/2020(d)	350	342	7.50%, 11/1/2019	360	366
Pokagon Gaming Authority				$ 20,859
10.38%, 6/15/2014(d)	4,389	4,570	Gas - 0.84%
Shingle Springs Tribal Gaming Authority			Sabine Pass LNG LP
9.38%, 6/15/2015(d)	1,775	1,456	7.25%, 11/30/2013	1,000	933
See accompanying notes			71

Schedule of Investments
High Yield Fund I
July 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Gas (continued)			Insurance - 1.78%
Sabine Pass LNG LP (continued)			American International Group Inc
7.50%, 11/30/2016	$ 10,405 $	9,052	8.18%, 5/15/2068	$ 2,890 $	2,500
	$ 9,985		Crum & Forster Holdings Corp
Healthcare - Products - 0.32%			7.75%, 5/1/2017	750	756
Accellent Inc			Fairfax Financial Holdings Ltd
8.38%, 2/1/2017(d)	300	304	7.75%, 6/15/2017	615	633
Biomet Inc			Genworth Financial Inc
10.00%, 10/15/2017	1,700	1,883	6.15%, 11/15/2066(f)	750	542
Boston Scientific Corp			HUB International Holdings Inc
6.00%, 1/15/2020	1,435	1,486	10.25%, 6/15/2015(d)	4,250	4,006
DJO Finance LLC / DJO Finance Corp			Liberty Mutual Group Inc
10.88%, 11/15/2014	175	188	7.50%, 8/15/2036(d)	900	862
	$ 3,861		7.80%, 3/15/2037(d)	400	356
Healthcare - Services - 4.02%			10.75%, 6/15/2058(d),(f)	7,225	7,911
Capella Healthcare Inc			Nationwide Mutual Insurance Co
9.25%, 7/1/2017(d)	475	496	8.25%, 12/1/2031(d)	396	416
DaVita Inc			9.38%, 8/15/2039(d)	600	683
6.63%, 3/15/2013	578	586	USI Holdings Corp
7.25%, 3/15/2015	2,325	2,386	4.31%, 11/15/2014(c),(d),(f)	145	122
HCA Inc			9.75%, 5/15/2015(d)	2,543	2,390
5.75%, 3/15/2014	441	428		$ 21,177
6.38%, 1/15/2015	1,058	1,034	Internet - 0.13%
7.05%, 12/1/2027	465	405	Equinix Inc
7.50%, 12/15/2023	1,285	1,201	8.13%, 3/1/2018	905	943
7.69%, 6/15/2025	1,430	1,330	Terremark Worldwide Inc
8.50%, 4/15/2019	3,453	3,816	12.00%, 6/15/2017	500	570
9.25%, 11/15/2016	11,435	12,350		$ 1,513
Health Management Associates Inc			Iron & Steel - 0.94%
6.13%, 4/15/2016	3,515	3,436	AK Steel Corp
IASIS Healthcare LLC / IASIS Capital Corp			7.63%, 5/15/2020	410	412
8.75%, 6/15/2014	250	256	California Steel Industries Inc
Multiplan Inc			6.13%, 3/15/2014	870	840
10.38%, 4/15/2016(d)	937	1,031	Essar Steel Algoma Inc
National Mentor Holdings Inc			9.38%, 3/15/2015(d)	410	394
11.25%, 7/1/2014	3,275	3,242	Steel Dynamics Inc
OnCure Holdings Inc			6.75%, 4/1/2015	1,090	1,106
11.75%, 5/15/2017(d)	1,200	1,131	7.38%, 11/1/2012	750	798
Radiation Therapy Services Inc			7.75%, 4/15/2016	2,140	2,226
9.88%, 4/15/2017(d)	700	695	Tube City IMS Corp
Select Medical Corp			9.75%, 2/1/2015	3,595	3,599
7.63%, 2/1/2015	500	479	United States Steel Corp
Tenet Healthcare Corp			6.65%, 6/1/2037	2,155	1,837
8.88%, 7/1/2019(d)	4,915	5,406		$ 11,212
9.00%, 5/1/2015(d)	125	135	Leisure Products & Services - 0.12%
10.00%, 5/1/2018(d)	125	142	Royal Caribbean Cruises Ltd
US Oncology Inc			6.88%, 12/1/2013	106	108
9.13%, 8/15/2017	3,830	4,055	7.25%, 6/15/2016	502	507
Vanguard Health Holding Co II LLC/Vanguard			11.88%, 7/15/2015	696	821
Holding Co II Inc				$ 1,436
8.00%, 2/1/2018(d)	1,000	992	Lodging - 2.32%
8.00%, 2/1/2018	2,900	2,900	Harrah's Operating Co Inc
	$ 47,932		5.63%, 6/1/2015	2,690	1,863
Holding Companies - Diversified - 0.19%			10.00%, 12/15/2018	3,400	2,860
Reynolds Group Issuer Inc / Reynolds Group Issuer			10.75%, 2/1/2016	4,565	3,835
LLC / Reynolds Group Issuer Lu			11.25%, 6/1/2017	1,100	1,188
8.50%, 5/15/2018(d)	2,250	2,312	12.75%, 4/15/2018(d)	700	681
			MCE Finance Ltd
Home Builders - 0.68%			10.25%, 5/15/2018(d)	325	346
K Hovnanian Enterprises Inc			MGM Resorts International
10.63%, 10/15/2016	1,750	1,768	5.88%, 2/27/2014	130	109
Lennar Corp			6.63%, 7/15/2015	1,520	1,273
6.95%, 6/1/2018(d)	1,215	1,081	7.50%, 6/1/2016	573	476
Meritage Homes Corp			7.63%, 1/15/2017	210	175
7.15%, 4/15/2020	4,040	3,677	9.00%, 3/15/2020(d)	2,335	2,452
Standard Pacific Corp			11.13%, 11/15/2017	3,225	3,660
6.25%, 4/1/2014	900	848	13.00%, 11/15/2013	600	699
7.00%, 8/15/2015	750	699	San Pasqual Casino
	$ 8,073		8.00%, 9/15/2013(d)	2,851	2,765

See accompanying notes			72

Schedule of Investments
High Yield Fund I
July 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Lodging (continued)			Media (continued)
Seminole Hard Rock Entertainment Inc			Mediacom Broadband LLC / Mediacom Broadband
3.04%, 3/15/2014(d),(f)	$ 2,750 $	2,399	Corp
Starwood Hotels & Resorts Worldwide Inc			8.50%, 10/15/2015	$ 343 $	346
7.88%, 10/15/2014	770	849	Mediacom LLC / Mediacom Capital Corp
Wynn Las Vegas LLC / Wynn Las Vegas Capital			9.13%, 8/15/2019	537	545
Corp			Nexstar Broadcasting Inc
7.75%, 8/15/2020(d),(e)	1,435	1,455	0.50%, 1/15/2014(d),(f)	751	653
7.88%, 5/1/2020(d)	500	511	7.00%, 1/15/2014	247	228
	$ 27,596		Nexstar Broadcasting Inc / Mission Broadcasting
Machinery - Diversified - 0.55%			Inc
Case New Holland Inc			8.88%, 4/15/2017(d)	350	360
7.88%, 12/1/2017(d)	5,370	5,625	Nielsen Finance LLC / Nielsen Finance Co
Columbus McKinnon Corp/NY			0.00%, 8/1/2016(f)	312	304
8.88%, 11/1/2013	525	540	11.50%, 5/1/2016	2,880	3,232
Stewart & Stevenson LLC			Quebecor Media Inc
10.00%, 7/15/2014	400	371	7.75%, 3/15/2016	1,500	1,523
	$ 6,536		Salem Communications Corp
Media - 7.14%			9.63%, 12/15/2016	122	129
Allbritton Communications Co			Sinclair Television Group Inc
8.00%, 5/15/2018(d)	1,000	997	9.25%, 11/1/2017(d)	459	480
Barrington Broadcasting Group LLC and			Sirius XM Radio Inc
Barrington Broadcasting Capital Corp			8.75%, 4/1/2015(d)	3,095	3,188
10.50%, 8/15/2014	250	244	9.75%, 9/1/2015(d)	1,300	1,417
Belo Corp			Umbrella Acquisition Inc
8.00%, 11/15/2016	1,250	1,317	9.75%, 3/15/2015(d)	4,485	4,053
Block Communications Inc			Unitymedia Hessen GmbH & Co KG / Unitymedia
8.25%, 12/15/2015(d)	2,785	2,764	NRW GmbH
Cablevision Systems Corp			8.13%, 12/1/2017(d)	1,400	1,431
7.75%, 4/15/2018	440	459	Videotron Ltee
8.00%, 4/15/2020	695	735	6.88%, 1/15/2014	3,355	3,414
CCO Holdings LLC / CCO Holdings Capital Corp			9.13%, 4/15/2018	2,955	3,310
7.88%, 4/30/2018(d)	310	325	XM Satellite Radio Inc
8.13%, 4/30/2020(d)	210	222	11.25%, 6/15/2013(d)	3,025	3,290
Cengage Learning Acquisitions Inc			13.00%, 8/1/2013(d)	2,260	2,559
10.50%, 1/15/2015(d),(f)	3,175	3,072		$ 85,048
Cequel Communications Holdings I LLC and			Metal Fabrication & Hardware - 0.04%
Cequel Capital Corp			Wolverine Tube Inc
8.63%, 11/15/2017(d)	8,335	8,502	15.00%, 3/31/2012(c)	954	479
Charter Communications Operating LLC / Charter
Communications Operating Capital			Mining - 0.09%
10.87%, 9/15/2014(d),(f)	1,800	2,016	Noranda Aluminum Acquisition Corp
Clear Channel Communications Inc			5.37%, 5/15/2015(f)	548	434
5.75%, 1/15/2013	2,990	2,407	Rain CII Carbon LLC
Clear Channel Worldwide Holdings Inc			11.13%, 11/15/2015(c),(d)	633	649
9.25%, 12/15/2017(d)	475	494		$ 1,083
9.25%, 12/15/2017(d)	1,900	1,995	Miscellaneous Manufacturing - 1.15%
CSC Holdings LLC			Bombardier Inc
8.50%, 6/15/2015	3,260	3,509	7.50%, 3/15/2018(d)	225	239
DISH DBS Corp			7.75%, 3/15/2020(d)	225	242
6.63%, 10/1/2014	6,100	6,238	Colt Defense LLC / Colt Finance Corp
7.75%, 5/31/2015	600	627	8.75%, 11/15/2017(d)	749	601
7.88%, 9/1/2019	7,755	8,240	Eastman Kodak Co
Entravision Communications Corp			9.75%, 3/1/2018(d)	3,365	3,357
8.75%, 8/1/2017(d)	400	404	FGI Holding Co Inc
Fisher Communications Inc			11.25%, 10/1/2015(d)	865	858
8.63%, 9/15/2014	450	448	Harland Clarke Holdings Corp
Gannett Co Inc			6.00%, 5/15/2015(f)	2,450	2,058
8.75%, 11/15/2014(d)	1,065	1,140	9.50%, 5/15/2015	1,625	1,548
9.38%, 11/15/2017(d)	3,365	3,651	Hexcel Corp
Gray Television Inc			6.75%, 2/1/2015	500	495
10.50%, 6/29/2015(d)	250	247	JB Poindexter & Co Inc
LBI Media Inc			8.75%, 3/15/2014	2,515	2,358
8.50%, 8/1/2017(d)	500	433	RBS Global Inc / Rexnord LLC
LIN Television Corp			8.50%, 5/1/2018(d)	1,675	1,692
6.50%, 5/15/2013	2,875	2,803	Trimas Corp
McClatchy Co/The			9.75%, 12/15/2017(d)	300	306
11.50%, 2/15/2017(d)	225	237		$ 13,754
Media General Inc
11.75%, 2/15/2017(d)	1,000	1,060
See accompanying notes			73

Schedule of Investments
High Yield Fund I
July 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Oil & Gas - 5.62%			Oil & Gas Services (continued)
Alon Refining Krotz Springs Inc			Forbes Energy Services LLC / Forbes Energy
13.50%, 10/15/2014	$ 1,994 $	1,959	Capital Inc
Antero Resources Finance Corp			11.00%, 2/15/2015	$ 1,000 $	898
9.38%, 12/1/2017	1,675	1,746	Global Geophysical Services Inc
ATP Oil & Gas Corp/United States			10.50%, 5/1/2017(d)	450	445
11.88%, 5/1/2015(d)	9,255	6,849	Helix Energy Solutions Group Inc
Bill Barrett Corp			9.50%, 1/15/2016(d)	2,363	2,292
9.88%, 7/15/2016	2,550	2,786	Key Energy Services Inc
Chesapeake Energy Corp			8.38%, 12/1/2014	1,500	1,545
7.63%, 7/15/2013	535	574	Sevan Marine ASA
9.50%, 2/15/2015	7,765	8,717	12.00%, 8/10/2015(b),(d),(e)	400	400
Cimarex Energy Co				$ 6,524
7.13%, 5/1/2017	2,480	2,579	Packaging & Containers - 1.47%
Citgo Petroleum Corp			Ball Corp
11.50%, 7/1/2017(d)	1,325	1,378	6.63%, 3/15/2018	1,180	1,218
Comstock Resources Inc			7.13%, 9/1/2016	2,655	2,854
8.38%, 10/15/2017	2,396	2,468	Berry Plastics Corp
Denbury Resources Inc			8.25%, 11/15/2015	630	644
8.25%, 2/15/2020	2,299	2,454	8.88%, 9/15/2014	1,912	1,907
Forest Oil Corp			8.88%, 9/15/2014	1,003	1,011
7.25%, 6/15/2019	3,490	3,534	9.50%, 5/15/2018(d)	2,300	2,162
8.50%, 2/15/2014	2,135	2,290	Constar International Inc
Gibson Energy ULC / GEP Midstream Finance			3.81%, 2/15/2012(f)	2,150	1,830
Corp			Crown Americas LLC / Crown Americas Capital
10.00%, 1/15/2018	875	901	Corp
11.75%, 5/27/2014	925	1,036	7.75%, 11/15/2015	1,965	2,063
Holly Corp			Crown Americas LLC / Crown Americas Capital
9.88%, 6/15/2017	690	719	Corp II
Linn Energy LLC/Linn Energy Finance Corp			7.63%, 5/15/2017(d)	1,135	1,203
8.63%, 4/15/2020(d)	2,505	2,661	Intertape Polymer US Inc
Newfield Exploration Co			8.50%, 8/1/2014	350	284
6.63%, 9/1/2014	930	953	Owens-Brockway Glass Container Inc
6.63%, 4/15/2016	1,865	1,942	7.38%, 5/15/2016	735	788
6.88%, 2/1/2020	750	780	Solo Cup Co
7.13%, 5/15/2018	500	524	8.50%, 2/15/2014	1,270	1,150
NFR Energy LLC/NFR Energy Finance Corp			Solo Cup Co / Solo Cup Operating Corp
9.75%, 2/15/2017(d)	1,400	1,428	10.50%, 11/1/2013	375	392
9.75%, 2/15/2017(d)	1,800	1,836		$ 17,506
Parker Drilling Co			Pharmaceuticals - 0.98%
9.13%, 4/1/2018(d)	250	249	Elan Finance PLC/Elan Finance Corp
Penn Virginia Corp			4.44%, 11/15/2011(f)	950	936
10.38%, 6/15/2016	610	671	4.66%, 12/1/2013(f)	250	241
Pioneer Drilling Co			8.75%, 10/15/2016(d)	1,800	1,795
9.88%, 3/15/2018(d)	450	452	Mylan Inc/PA
Pioneer Natural Resources Co			7.63%, 7/15/2017(d)	660	701
5.88%, 7/15/2016	2,205	2,252	7.88%, 7/15/2020(d)	910	974
6.65%, 3/15/2017	325	339	Omnicare Inc
Plains Exploration & Production Co			6.88%, 12/15/2015	3,095	3,219
7.63%, 4/1/2020	500	506	7.75%, 6/1/2020	2,875	3,062
Quicksilver Resources Inc			Valeant Pharmaceuticals International
11.75%, 1/1/2016	1,970	2,285	7.63%, 3/15/2020(d)	600	714
Range Resources Corp				$ 11,642
6.75%, 8/1/2020(e)	85	85
			Pipelines - 1.70%
7.25%, 5/1/2018	50	52	Copano Energy LLC / Copano Energy Finance
7.50%, 5/15/2016	2,933	3,054	Corp
SandRidge Energy Inc			7.75%, 6/1/2018	500	508
8.00%, 6/1/2018(d)	235	235
			Crosstex Energy LP / Crosstex Energy Finance
Swift Energy Co			Corp
7.13%, 6/1/2017	1,500	1,440	8.88%, 2/15/2018	650	679
8.88%, 1/15/2020	650	663	El Paso Corp
W&T Offshore Inc			6.88%, 6/15/2014	500	526
8.25%, 6/15/2014(d)	2,500	2,350
			7.00%, 6/15/2017	2,330	2,438
Western Refining Inc			7.25%, 6/1/2018	1,000	1,061
10.75%, 6/15/2014(d),(f)	909	827
11.25%, 6/15/2017(d)	1,431	1,302	7.80%, 8/1/2031	4,755	4,766
			7.88%, 6/15/2012	500	532
	$ 66,876		8.25%, 2/15/2016	1,595	1,735
Oil & Gas Services - 0.55%			El Paso Pipeline Partners Operating Co LLC
American Petroleum Tankers LLC/AP Tankers Co			6.50%, 4/1/2020	450	476
10.25%, 5/1/2015(d)	944	944
See accompanying notes			74

Schedule of Investments
High Yield Fund I
July 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Pipelines (continued)			Retail (continued)
MarkWest Energy Partners LP / MarkWest Energy			Nebraska Book Co Inc
Finance Corp			8.63%, 3/15/2012	$ 1,315 $	1,272
6.88%, 11/1/2014	$ 2,305 $	2,311	10.00%, 12/1/2011	597	606
8.75%, 4/15/2018	3,585	3,858	O'Charleys Inc
Targa Resources Partners LP / Targa Resources			9.00%, 11/1/2013	1,129	1,143
Partners Finance Corp			OSI Restaurant Partners Inc
8.25%, 7/1/2016	1,250	1,306	10.00%, 6/15/2015	1,035	1,007
	$ 20,196		Penske Automotive Group Inc
Real Estate - 0.07%			7.75%, 12/15/2016	1,500	1,444
First Industrial LP			PEP Boys-Manny Moe & Jack
6.42%, 6/1/2014	900	857	7.50%, 12/15/2014	1,995	1,965
			Phillips-Van Heusen Corp
REITS - 1.41%			7.75%, 11/15/2023	350	385
DuPont Fabros Technology LP			QVC Inc
8.50%, 12/15/2017	400	425	7.13%, 4/15/2017(d)	225	231
Host Hotels & Resorts LP			7.38%, 10/15/2020(d)	225	231
6.38%, 3/15/2015	1,050	1,058	Real Mex Restaurants Inc
6.75%, 6/1/2016	4,175	4,238	14.00%, 1/1/2013	400	402
6.88%, 11/1/2014	1,945	1,979	Rite Aid Corp
7.13%, 11/1/2013	1,000	1,017	7.50%, 3/1/2017	2,650	2,421
Ventas Realty LP/Ventas Capital Corp			9.50%, 6/15/2017	1,000	817
6.50%, 6/1/2016	2,990	3,075	9.75%, 6/12/2016	2,020	2,174
6.50%, 6/1/2016	2,155	2,215	10.25%, 10/15/2019	570	584
6.75%, 4/1/2017	2,715	2,797	10.38%, 7/15/2016	4,530	4,683
	$ 16,804		Suburban Propane Partners LP/Suburban Energy
Retail - 5.72%			Finance Corp
Amerigas Partners LP			7.38%, 3/15/2020	400	416
7.25%, 5/20/2015	1,125	1,162	Toys R US Inc
AmeriGas Partners LP / AmeriGas Eagle Finance			7.88%, 4/15/2013	1,250	1,281
Corp			Toys R Us Property Co I LLC
7.13%, 5/20/2016	2,280	2,360	10.75%, 7/15/2017	3,390	3,826
Blockbuster Inc			Toys R Us Property Co LLC
0.00%, 10/1/2014(a),(d)	1,742	1,132	8.50%, 12/1/2017(d)	1,020	1,074
Burlington Coat Factory Investment Holdings Inc				$ 68,146
14.50%, 10/15/2014	478	514	Semiconductors - 0.85%
Burlington Coat Factory Warehouse Corp			Advanced Micro Devices Inc
11.13%, 4/15/2014	3,000	3,142	7.75%, 8/1/2020(d),(e)	1,250	1,263
CKE Restaurants Inc			8.13%, 12/15/2017(d)	2,245	2,357
11.38%, 7/15/2018(d)	1,300	1,323	Amkor Technology Inc
Collective Brands Inc			7.38%, 5/1/2018(d)	665	670
8.25%, 8/1/2013	2,091	2,120	Freescale Semiconductor Inc
Ferrellgas LP/Ferrellgas Finance Corp			9.25%, 4/15/2018(d)	5,605	5,787
6.75%, 5/1/2014	2,615	2,622		$ 10,077
6.75%, 5/1/2014	4,005	4,015	Software - 0.41%
9.13%, 10/1/2017	2,405	2,573	Fidelity National Information Services Inc
Ferrellgas Partners LP / Ferrellgas Partners Finance			7.63%, 7/15/2017(d)	2,492	2,592
Corp			7.88%, 7/15/2020(d)	1,172	1,224
8.63%, 6/15/2020	2,450	2,560	First Data Corp
Games Merger Corp			9.88%, 9/24/2015	1,400	1,127
11.00%, 6/1/2018(d)	125	129		$ 4,943
General Nutrition Centers Inc			Telecommunications - 12.42%
5.75%, 3/15/2014(f)	4,000	3,840	Avaya Inc
HSN Inc			9.75%, 11/1/2015	2,225	2,158
11.25%, 8/1/2016	830	934	CC Holdings GS V LLC/Crown Castle GS III Corp
Inergy LP/Inergy Finance Corp			7.75%, 5/1/2017(d)	650	710
6.88%, 12/15/2014	525	528	Cincinnati Bell Inc
8.25%, 3/1/2016	1,615	1,695	8.25%, 10/15/2017	1,000	990
8.75%, 3/1/2015	1,020	1,084	8.75%, 3/15/2018	435	425
Landry's Restaurants Inc			Citizens Communications Co
11.63%, 12/1/2015	655	701	7.13%, 3/15/2019	1,375	1,396
Ltd Brands Inc			Clearwire Communications LLC/Clearwire
8.50%, 6/15/2019	500	556	Finance Inc
Macy's Retail Holdings Inc			12.00%, 12/1/2015(d)	8,020	8,381
6.90%, 4/1/2029	2,200	2,172	Cricket Communications Inc
7.00%, 2/15/2028	1,040	1,019	7.75%, 5/15/2016	4,835	5,004
Michaels Stores Inc			9.38%, 11/1/2014	1,250	1,292
0.00%, 11/1/2016(f)	5,000	4,662	Crown Castle International Corp
11.38%, 11/1/2016	1,250	1,341	9.00%, 1/15/2015	500	548

See accompanying notes			75

Schedule of Investments
High Yield Fund I
July 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's)	Value (000's)
Telecommunications (continued)			Telecommunications (continued)
DigitalGlobe Inc			Windstream Corp
10.50%, 5/1/2014	$ 1,320 $	1,440	7.00%, 3/15/2019	$ 1,525	$ 1,472
Frontier Communications Corp			7.88%, 11/1/2017	1,650	1,679
7.88%, 4/15/2015(d)	270	286	8.13%, 8/1/2013	2,705	2,881
8.25%, 5/1/2014	100	108	8.13%, 9/1/2018(d)	375	380
8.25%, 4/15/2017(d)	1,565	1,670	8.63%, 8/1/2016	6,445	6,719
8.50%, 4/15/2020(d)	720	769			$ 147,854
8.75%, 4/15/2022(d)	270	290	Transportation - 0.83%
9.00%, 8/15/2031	9,665	9,907	Kansas City Southern de Mexico SA de CV
GCI Inc			7.38%, 6/1/2014	194	200
8.63%, 11/15/2019	4,075	4,218	7.63%, 12/1/2013	200	207
Global Crossing Ltd			12.50%, 4/1/2016	975	1,172
12.00%, 9/15/2015(d)	125	139	Kansas City Southern Railway
Integra Telecom Holdings Inc			8.00%, 6/1/2015	500	533
10.75%, 4/15/2016(d)	5,165	5,191	Navios Maritime Holdings Inc
Intelsat Corp			9.50%, 12/15/2014	667	654
9.25%, 8/15/2014	678	700	Navios Maritime Holdings Inc / Navios Maritime
Intelsat Intermediate Holding Co SA			Finance US Inc
9.50%, 2/1/2015(f)	2,500	2,600	8.88%, 11/1/2017(d)	1,500	1,549
Intelsat Jackson Holdings SA			PHI Inc
8.50%, 11/1/2019(d)	1,580	1,671	7.13%, 4/15/2013	1,300	1,241
11.25%, 6/15/2016	151	163	Quality Distribution LLC/QD Capital Corp
Intelsat Luxembourg SA			10.00%, 6/1/2013(c)	1,500	1,496
11.25%, 2/4/2017	3,800	4,028	RailAmerica Inc
11.50%, 2/4/2017	10,539	11,171	9.25%, 7/1/2017	1,103	1,194
Intelsat Subsidiary Holding Co SA			Teekay Corp
8.88%, 1/15/2015	625	648	8.50%, 1/15/2020	170	179
8.88%, 1/15/2015(d)	2,870	2,963	Ultrapetrol Bahamas Ltd
iPCS Inc			9.00%, 11/24/2014	1,500	1,478
2.47%, 5/1/2013(f)	550	521			$ 9,903
Level 3 Financing Inc			Trucking & Leasing - 0.02%
8.75%, 2/15/2017	2,485	2,205	Aircastle Ltd
9.25%, 11/1/2014	3,710	3,441	9.75%, 8/1/2018(d)	300	302
10.00%, 2/1/2018	4,990	4,547
MetroPCS Wireless Inc			TOTAL BONDS		$ 1,057,855
9.25%, 11/1/2014	6,250	6,532		Principal
9.25%, 11/1/2014	200	209	SENIOR FLOATING RATE INTERESTS -	Amount
Nextel Communications Inc			6.15%	(000's)	Value (000's)
7.38%, 8/1/2015	2,750	2,723	Advertising - 0.18%
NII Capital Corp			RH Donnelley Inc, Term Loan
8.88%, 12/15/2019	2,195	2,327	9.25%, 10/24/2014(f)	148	130
10.00%, 8/15/2016	725	801	9.25%, 10/24/2014(f)	1,158	1,020
PAETEC Holding Corp			9.25%, 10/24/2014(f)	1,176	1,035
8.88%, 6/30/2017	4,585	4,739			$ 2,185
Qwest Communications International Inc
7.13%, 4/1/2018(d)	2,000	2,070	Airlines - 0.08%
8.00%, 10/1/2015(d)	460	490	Delta Air Lines Inc, 1st Lien Term Loan
			0.09%, 4/30/2012(f)	37	35
Qwest Corp			2.32%, 4/30/2012(f)	15	14
7.63%, 6/15/2015	2,000	2,200	2.34%, 4/30/2012(f)	918	873
8.38%, 5/1/2016	5,250	5,972
SBA Telecommunications Inc					$ 922
8.25%, 8/15/2019	1,350	1,478	Automobile Manufacturers - 0.80%
Sprint Capital Corp			Ford, Term Loan B
			3.35%, 12/16/2013(f)	4,018	3,898
6.88%, 11/15/2028	6,835	5,946	3.35%, 12/16/2013(f)	427	415
Sprint Nextel Corp			3.35%, 12/16/2013(f)	4,018	3,898
6.00%, 12/1/2016	7,925	7,469
Telesat Canada / Telesat LLC			Remy, 1st Lien Term Loan
			5.92%, 12/6/2013(f)	321	316
11.00%, 11/1/2015	1,575	1,803	6.03%, 12/6/2013(f)	14	13
Valor Telecommunications Enterprises Finance			6.04%, 12/6/2013(f)	160	158
Corp
7.75%, 2/15/2015	620	644	Remy, 2nd Lien Term Loan
			9.04%, 6/6/2014(f)	875	871
Virgin Media Finance PLC
8.38%, 10/15/2019	315	342			$ 9,569
9.13%, 8/15/2016	3,435	3,692	Chemicals - 0.23%
9.50%, 8/15/2016	3,815	4,292	BOC Edwards, 1st Lien Term Loan
			2.32%, 5/13/2014(f)	430	380
Wind Acquisition Finance SA
11.75%, 7/15/2017(d)	600	638	Millenium Chemical, 1st Lien Term Loan
			2.78%, 5/15/2014(f)	1,980	1,825
Wind Acquisition Holdings Finance SA
12.25%, 7/15/2017(d)	830	776
See accompanying notes			76

Schedule of Investments
High Yield Fund I
July 31, 2010 (unaudited)

	Principal			Principal
SENIOR FLOATING RATE INTERESTS	Amount		SENIOR FLOATING RATE INTERESTS	Amount
(continued)	(000's) Value (000's)		(continued)	(000's) Value (000's)
Chemicals (continued)			Food (continued)
Styron Corp, Term Loan			Michael Foods Inc, Term Loan B
7.50%, 7/10/2016(f)	$ 500 $	503	6.25%, 6/18/2016(f)	$ 2 $	2
	$ 2,708		6.25%, 6/18/2016(f)	648	651
Commercial Services - 0.11%				$ 1,442
Rental Services Corp, Term Loan			Forest Products & Paper - 0.32%
0.00%, 11/30/2013(f),(g)	1,350	1,273	Abitibi-Consolidated Co of Canada, Term Loan B
			11.00%, 3/31/2011(f)	3,805	3,786
Diversified Financial Services - 0.64%
American General Finance Corp, Term Loan			Holding Companies - Diversified - 0.06%
7.25%, 4/21/2015(f)	1,300	1,284	ATI Acquisition Co LLC, Term Loan
Capmark Financial Group Inc, Term Loan			8.25%, 12/31/2014(f)	792	757
3.25%, 3/23/2013(f)	4,360	1,578	9.25%, 12/31/2014(f)	4	3
4.75%, 3/23/2011(f)	2,182	1,833		$ 760
CIT Group Holdings, Term Loan			Insurance - 0.01%
13.00%, 1/20/2012(f)	31	32	USI Holdings Corp, Term Loan
13.00%, 1/20/2012(f)	31	32	7.00%, 5/4/2014(f)	159	152
13.00%, 1/20/2012(f)	31	32
13.00%, 1/20/2012(f)	31	32	Lodging - 0.35%
13.00%, 1/20/2012(f)	31	32	Fontainebleau Las Vegas Holdings LLC, Term
13.00%, 1/20/2012(f)	31	32	Loan
13.00%, 1/20/2012(f)	62	64	0.00%, 6/6/2014(a),(f)	563	123
13.00%, 1/20/2012(f)	336	345	Fontainebleau Nevada Resorts, Term Loan
13.00%, 1/20/2012(f)	336	345	0.00%, 6/6/2014(a),(f)	281	62
13.00%, 1/20/2012(f)	336	345	Harrah's Operating Co Inc, Term Loan B1
13.00%, 1/20/2012(f)	336	345	3.50%, 1/28/2015(f)	2,898	2,491
13.00%, 1/20/2012(f)	336	345	MGM Mirage Inc, Term Loan
Ocwen Financial Corp, Term Loan			6.00%, 10/3/2011(f)	1,045	1,011
0.00%, 7/28/2015(f),(g)	900	894	Venetian Macau, Term Loan B
	$ 7,570		5.04%, 5/5/2013(f)	17	17
Electric - 0.63%			5.04%, 5/5/2013(f)	33	33
Calpine Corp, Term Loan			5.04%, 5/5/2013(f)	123	121
3.41%, 3/29/2014(f)	2,219	2,104	5.04%, 5/5/2013(f)	324	319
NRG Opco, Term Loan				$ 4,177
2.00%, 2/1/2013(f)	441	425	Media - 0.89%
2.28%, 2/1/2013(f)	665	640	Dex Media West LLC, Term Loan
Texas Competitive Electric Holdings Co LLC,			7.50%, 10/24/2014(f)	25	22
Term Loan B3			7.50%, 10/24/2014(f)	157	140
3.85%, 10/10/2014(f)	5,064	3,921	7.50%, 10/24/2014(f)	157	140
4.03%, 10/10/2014(f)	26	20	Entercom Radio LLC, Term Loan
TXU Energy Co, Term Loan B1			1.45%, 6/30/2012(f)	1,150	1,083
3.85%, 10/10/2014(f)	486	378	3.38%, 6/30/2012(f)	28	26
4.03%, 10/10/2014(f)	3	2	Idearc Inc, Term Loan
	$ 7,490		11.00%, 12/31/2015(f)	3,009	2,527
Electrical Components & Equipment - 0.04%			Newport Television, Term Loan
TPF Generation Holdings LLC, 2nd Lien Term			9.00%, 9/14/2016(f)	2,404	2,291
Loan			9.00%, 9/14/2016(f)	630	600
4.78%, 12/15/2014(f)	500	446	Newsday, Term Loan
			10.50%, 8/1/2013(f)	700	733
Engineering & Contruction - 0.16%			Univision, 1st Lien Term Loan
Clear Channel Communications, Term Loan B			0.00%, 9/29/2014(f),(g)	2,035	1,773
3.97%, 1/29/2016(f)	2,498	1,957	2.57%, 9/29/2014(f)	90	78
			2.57%, 9/29/2014(f)	1,401	1,220
Entertainment - 0.16%				$ 10,633
CCM Merger Inc, Term Loan B			Miscellaneous Manufacturing - 0.13%
8.50%, 7/21/2012(f)	115	113	Clarke American Corp, Term Loan
8.50%, 7/21/2012(f)	241	236	2.82%, 6/27/2014(f)	521	448
8.50%, 7/21/2012(f)	901	884	2.82%, 6/27/2014(f)	294	253
HSP Gaming LP, Term Loan			2.82%, 6/27/2014(f)	182	157
11.25%, 8/20/2014(f)	750	721	2.82%, 6/27/2014(f)	259	222
	$ 1,954		3.03%, 6/27/2014(f)	210	180
Food - 0.12%			Jacuzzi Brands Inc, Term Loan B
Dole Food Co Inc, Term Loan			0.43%, 2/7/2014(f)	24	20
0.24%, 4/12/2013(f)	53	53	2.72%, 2/7/2014(f)	270	220
5.00%, 2/11/2017(f)	282	282		$ 1,500
5.00%, 2/11/2017(f)	221	221	Oil & Gas - 0.05%
5.00%, 2/11/2017(f)	194	194	Big West Oil LLC, Term Loan
5.50%, 2/11/2017(f)	22	22	12.00%, 4/30/2015(f)	550	553
5.50%, 2/11/2017(f)	17	17

See accompanying notes			77

Schedule of Investments
High Yield Fund I
July 31, 2010 (unaudited)

	Principal			Maturity
SENIOR FLOATING RATE INTERESTS	Amount			Amount
(continued)	(000's)	Value (000's)	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Packaging & Containers - 0.04%			Banks (continued)
Reynolds Group Holdings, Term Loan			Investment in Joint Trading Account; Morgan	$ 8,081	$ 8,081
6.25%, 10/28/2015(f)	$ 85	$ 84	Stanley Repurchase Agreement; 0.20% dated
6.25%, 10/28/2015(f)	412	410	07/30/10 maturing 08/02/10 (collateralized by
		$ 494	Sovereign Agency Issues; $8,242,944; 3.00%
REITS - 0.26%			- 6.88%; dated 09/15/10 - 07/28/14)
General Growth Properties, Revolver Term Loan					$ 32,521
0.00%, 12/31/2049(f),(g)	26	27	TOTAL REPURCHASE AGREEMENTS		$ 32,521
General Growth Properties, Term Loan			Total Investments		$ 1,185,318
0.00%, 1/1/2025(a),(f)	2,999	3,107	Other Assets in Excess of Liabilities, Net - 0.46%		$ 5,451
		$ 3,134	TOTAL NET ASSETS - 100.00%		$ 1,190,769
Retail - 0.45%
Claire's Stores Inc, Term Loan
3.07%, 5/27/2014(f)	4,019	3,397	(a) Non-Income Producing Security
3.22%, 5/27/2014(f)	1,464	1,237	(b)	Market value is determined in accordance with procedures established in
Outback Steakhouse, Term Loan			good faith by the Board of Directors. At the end of the period, the value of
0.36%, 6/14/2014(f)	44	39	these securities totaled $11,457 or 0.96% of net assets.
0.44%, 6/14/2013(f)	23	20	(c) Security is Illiquid
0.44%, 6/14/2014(f)	4	4	(d)	Security exempt from registration under Rule 144A of the Securities Act of
2.87%, 6/14/2014(f)	784	683	1933. These securities may be resold in transactions exempt from
		$ 5,380	registration, normally to qualified institutional buyers. Unless otherwise
Semiconductors - 0.09%			indicated, these securities are not considered illiquid. At the end of the
Freescale Semiconductor Inc, Term Loan			period, the value of these securities totaled $292,273 or 24.54% of net
4.60%, 12/1/2016(f)	1,177	1,081	assets.
			(e) Security purchased on a when-issued basis.
Software - 0.18%			(f)	Variable Rate. Rate shown is in effect at July 31, 2010.
First Data Corp, Term Loan B1			(g)	This Senior Floating Rate Note will settle after July 31, 2010, at which
3.07%, 12/24/2014(f)	33	29	time the interest rate will be determined.
3.08%, 12/24/2014(f)	21	18
3.08%, 12/24/2014(f)	688	597
First Data Corp, Term Loan B3			Unrealized Appreciation (Depreciation)
3.07%, 9/24/2014(f)	77	67	The net federal income tax unrealized appreciation (depreciation) and federal tax
3.08%, 9/24/2014(f)	1,627	1,412	cost of investments held as of the period end were as follows:
		$ 2,123
Telecommunications - 0.17%			Unrealized Appreciation		$ 70,841
Level 3, Term Loan			Unrealized Depreciation		(22,445)
2.59%, 3/13/2014(f)	500	448	Net Unrealized Appreciation (Depreciation)		$ 48,396
2.78%, 3/13/2014(f)	1,250	1,119	Cost for federal income tax purposes		$ 1,136,922
Transaction Network Services Inc, Term Loan			All dollar amounts are shown in thousands (000's)
6.00%, 12/1/2015(f)	7	7
6.00%, 12/1/2015(f)	446	444	Portfolio Summary (unaudited)
		$ 2,018	Sector		Percent
TOTAL SENIOR FLOATING RATE INTERESTS		$ 73,307	Communications		21.69%
	Maturity		Financial		16.97%
	Amount		Consumer, Cyclical		16.19%
REPURCHASE AGREEMENTS - 2.73%	(000's)	Value (000's)	Consumer, Non-cyclical		12.52%
Banks - 2.73%			Energy		8.92%
Investment in Joint Trading Account; Bank of	$ 8,478	$ 8,479	Industrial		7.19%
America Repurchase Agreement; 0.19%			Utilities		6.63%
dated 07/30/10 maturing 08/02/10			Basic Materials		6.30%
(collateralized by US Treasury Notes;			Technology		2.94%
$8,647,916; 1.38% - 3.63%; dated 05/15/12 -			Diversified		0.19%
08/15/19)			Other Assets in Excess of Liabilities, Net		0.46%
Investment in Joint Trading Account; Credit Suisse	7,483	7,482	TOTAL NET ASSETS		100.00%
Repurchase Agreement; 0.20% dated
07/30/10 maturing 08/02/10 (collateralized by
US Treasury Note; $7,632,355; 2.00%; dated
11/30/13)
Investment in Joint Trading Account; Deutsche	8,478	8,479
Bank Repurchase Agreement; 0.19% dated
07/30/10 maturing 08/02/10 (collateralized by
Sovereign Agency Issues; $8,647,917; 0.00%;
dated 08/11/10 - 01/24/11)

See accompanying notes			78

Schedule of Investments
Income Fund
July 31, 2010 (unaudited)

COMMON STOCKS - 0.00%	Shares Held Value (000's)			Principal
Diversified Financial Services - 0.00%				Amount
Adelphia Recovery Trust (a),(b)	658,740 $	—	BONDS (continued)	(000's)	Value (000's)
			Diversified Financial Services - 3.85%
Pipelines - 0.00%			DVI Inc
Energy Maintenance Services Group LLC -	383	—	0.00%, 2/1/2004(a),(b),(c)	$ 8,125	$ 823
Warrants (a),(b),(c)			0.00%, 2/1/2004(a),(b),(c)	400	36
			ERAC USA Finance LLC
TOTAL COMMON STOCKS		$ —	6.38%, 10/15/2017(d)	4,000	4,533
	Principal		7.00%, 10/15/2037(d)	4,000	4,427
	Amount		International Lease Finance Corp
BONDS - 71.22%	(000's)	Value (000's)	8.75%, 3/15/2017(d)	11,000	11,220
Aerospace & Defense - 1.13%			Jefferies Group Inc
Lockheed Martin Corp			6.25%, 1/15/2036	9,000	7,970
5.50%, 11/15/2039	$ 8,000	$ 8,572	7.75%, 3/15/2012	7,500	8,098
5.72%, 6/1/2040(d)	3,795	4,166	Merrill Lynch & Co Inc
Lockheed Martin Tactical Systems Inc			5.00%, 1/15/2015	3,000	3,188
7.63%, 6/15/2025	1,000	1,323	6.50%, 7/15/2018	2,000	2,143
		$ 14,061	6.75%, 6/1/2028	2,000	2,111
Automobile Manufacturers - 0.54%			QHP Royalty Sub LLC
			10.25%, 3/15/2015(c),(d)	3,328	3,395
New Flyer Industries Canada ULC
14.00%, 8/19/2020(b),(c),(d)	7,000	6,741			$ 47,944
			Electric - 10.13%
Automobile Parts & Equipment - 0.55%			Arizona Public Service Co
Accuride Corp			6.50%, 3/1/2012	5,000	5,351
9.50%, 8/1/2018(d)	6,750	6,885	Dominion Resources Inc/VA
			5.00%, 3/15/2013	10,000	10,887
Banks - 9.33%			Exelon Generation Co LLC
Bank of America Corp			6.20%, 10/1/2017	9,000	10,308
5.42%, 3/15/2017	5,000	5,070	6.25%, 10/1/2039	3,000	3,289
6.80%, 3/15/2028	670	698	Metropolitan Edison Co
8.00%, 12/29/2049(e)	4,000	4,025	4.95%, 3/15/2013	7,000	7,399
8.13%, 12/29/2049(e)	7,000	7,045	Mirant Americas Generation LLC
Bank One Corp			8.50%, 10/1/2021	15,000	14,250
10.00%, 8/15/2010	400	401	Nisource Finance Corp
Citigroup Inc			5.25%, 9/15/2017	2,000	2,091
5.85%, 8/2/2016	12,000	12,641	5.40%, 7/15/2014	5,000	5,388
FleetBoston Financial Corp			6.15%, 3/1/2013	5,000	5,465
6.88%, 1/15/2028	995	1,047	Ohio Edison Co
Goldman Sachs Group Inc/The			5.45%, 5/1/2015	5,000	5,538
5.35%, 1/15/2016	2,000	2,134	Oncor Electric Delivery Co LLC
6.60%, 1/15/2012	10,000	10,674	7.00%, 9/1/2022	12,000	14,574
JP Morgan Chase & Co			Pacific Gas & Electric Co
5.13%, 9/15/2014	12,000	13,032	4.20%, 3/1/2011	10,250	10,444
7.90%, 4/29/2049(e)	5,000	5,223	6.05%, 3/1/2034	2,000	2,275
Morgan Stanley			PacifiCorp
4.75%, 4/1/2014	5,000	5,156	4.95%, 8/15/2014	5,000	5,569
6.25%, 8/9/2026	7,000	7,120	5.25%, 6/15/2035	5,000	5,086
US Bank NA/Cincinnati OH			6.25%, 10/15/2037	2,000	2,360
4.95%, 10/30/2014	6,000	6,577	PPL Energy Supply LLC
6.38%, 8/1/2011	5,000	5,272	6.40%, 11/1/2011	5,000	5,306
Wells Fargo & Co			6.50%, 5/1/2018	3,000	3,356
4.63%, 4/15/2014	11,000	11,796	Southwestern Electric Power Co
7.98%, 3/29/2049(e)	15,000	15,450	5.38%, 4/15/2015	6,500	7,098
Wells Fargo Capital XV					$ 126,034
9.75%, 12/29/2049(e)	2,500	2,716	Entertainment - 1.82%
		$ 116,077	CCM Merger Inc
Beverages - 1.00%			8.00%, 8/1/2013(d)	11,000	10,120
Anheuser-Busch InBev Worldwide Inc			Peninsula Gaming LLC
7.75%, 1/15/2019(d)	10,000	12,454	10.75%, 8/15/2017	12,000	12,480
					$ 22,600
Chemicals - 0.96%			Environmental Control - 1.30%
Airgas Inc			Republic Services Inc
4.50%, 9/15/2014	5,000	5,278	5.00%, 3/1/2020(d)	12,000	12,627
7.13%, 10/1/2018(d)	6,000	6,600	Waste Management Inc
		$ 11,878	7.38%, 8/1/2010	3,500	3,500
Commercial Services - 0.76%					$ 16,127
Ceridian Corp			Gas - 1.05%
11.25%, 11/15/2015(e)	10,000	9,475	Sempra Energy
			6.00%, 2/1/2013	9,000	9,831
			6.00%, 10/15/2039	3,000	3,273
					$ 13,104

See accompanying notes			79

Schedule of Investments
Income Fund
July 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Healthcare - Services - 3.06%			Oil & Gas (continued)
Alliance HealthCare Services Inc			XTO Energy Inc
8.00%, 12/1/2016(d)	$ 8,000 $	7,510	6.75%, 8/1/2037	$ 5,000 $	6,531
HCA Inc				$ 43,443
7.50%, 11/6/2033	1,700	1,538	Packaging & Containers - 0.94%
9.25%, 11/15/2016	6,000	6,480	Sealed Air Corp
Healthsouth Corp			5.63%, 7/15/2013(d)	4,000	4,203
10.75%, 6/15/2016	8,500	9,244	7.88%, 6/15/2017(d)	7,000	7,437
Tenet Healthcare Corp				$ 11,640
9.00%, 5/1/2015(d)	6,000	6,480	Pharmaceuticals - 0.52%
10.00%, 5/1/2018(d)	6,000	6,818	Elan Finance PLC/Elan Finance Corp
	$ 38,070		8.75%, 10/15/2016(d)	3,000	2,993
Insurance - 2.68%			Omnicare Inc
Aspen Insurance Holdings Ltd			6.13%, 6/1/2013	3,500	3,517
6.00%, 8/15/2014	2,500	2,656		$ 6,510
Farmers Insurance Exchange			Pipelines - 3.71%
6.00%, 8/1/2014(d)	6,000	6,193	El Paso Natural Gas Co
Fidelity National Financial Inc			7.50%, 11/15/2026	10,000	10,860
6.60%, 5/15/2017	12,000	12,069	Energy Maintenance Services Group LLC
Prudential Financial Inc			0.00%, 3/1/2014(a),(b),(c)	13,299	2,926
5.38%, 6/21/2020	1,000	1,039	Enterprise Products Operating LLC
7.38%, 6/15/2019	4,000	4,728	6.38%, 2/1/2013	2,500	2,729
8.88%, 6/15/2038(e)	6,000	6,615	Express Pipeline LP
	$ 33,300		7.39%, 12/31/2017(d)	7,556	8,350
Leisure Products & Services - 0.98%			Southern Natural Gas Co
Royal Caribbean Cruises Ltd			8.00%, 3/1/2032	4,000	4,625
6.88%, 12/1/2013	6,000	6,105	Tennessee Gas Pipeline Co
7.25%, 3/15/2018	2,000	1,995	8.38%, 6/15/2032	2,000	2,387
8.75%, 2/2/2011	4,000	4,100	TransCanada PipeLines Ltd
	$ 12,200		6.10%, 6/1/2040	5,000	5,534
Lodging - 1.03%			7.25%, 8/15/2038	7,000	8,732
MGM Resorts International				$ 46,143
11.13%, 11/15/2017	1,000	1,135	Real Estate - 1.11%
13.00%, 11/15/2013	10,000	11,650	WEA Finance LLC / WT Finance Aust Pty Ltd
	$ 12,785		6.75%, 9/2/2019(d)	12,000	13,765
Media - 4.77%
Comcast Corp			REITS - 10.20%
6.45%, 3/15/2037	7,000	7,748	Arden Realty LP
6.95%, 8/15/2037	3,000	3,529	5.20%, 9/1/2011	3,000	3,089
COX Communications Inc			5.25%, 3/1/2015	8,000	8,549
6.45%, 12/1/2036(d)	4,000	4,400	BioMed Realty LP
6.75%, 3/15/2011	8,000	8,287	6.13%, 4/15/2020(d)	5,500	5,743
Frontiervision			Developers Diversified Realty Corp
0.00%, 9/15/2008(a),(b)	2,500	75	4.63%, 8/1/2010	10,000	10,000
Historic TW Inc			Duke Realty LP
9.15%, 2/1/2023	5,260	7,177	8.25%, 8/15/2019	12,000	13,993
News America Inc			HCP Inc
6.40%, 12/15/2035	8,000	8,648	6.00%, 3/1/2015	1,750	1,870
Reed Elsevier Capital Inc			6.45%, 6/25/2012	3,000	3,195
6.75%, 8/1/2011	10,000	10,476	7.07%, 6/8/2015	2,250	2,503
Time Warner Cable Inc			Health Care REIT Inc
6.55%, 5/1/2037	6,000	6,636	6.00%, 11/15/2013	8,000	8,750
7.30%, 7/1/2038	2,000	2,397	6.13%, 4/15/2020	2,000	2,115
	$ 59,373		6.20%, 6/1/2016	3,000	3,299
Mining - 1.06%			Healthcare Realty Trust Inc
Xstrata Canada Corp			5.13%, 4/1/2014	2,000	2,062
6.00%, 10/15/2015	12,000	13,206	6.50%, 1/17/2017	5,000	5,285
			8.13%, 5/1/2011	7,500	7,825
Oil & Gas - 3.49%			Kimco Realty Corp
BP Capital Markets PLC			6.88%, 10/1/2019	12,000	13,356
4.75%, 3/10/2019	7,000	6,594	Nationwide Health Properties Inc
OPTI Canada Inc			6.00%, 5/20/2015	12,000	13,230
7.88%, 12/15/2014	10,000	8,650	Shurgard Storage Centers LLC
Petro-Canada			5.88%, 3/15/2013	9,000	9,812
4.00%, 7/15/2013	3,000	3,168	Simon Property Group LP
6.80%, 5/15/2038	5,000	5,890	10.35%, 4/1/2019	9,000	12,197
9.25%, 10/15/2021	8,500	11,606		$ 126,873
Range Resources Corp
6.75%, 8/1/2020(f)	1,000	1,004

See accompanying notes			80

Schedule of Investments
Income Fund
July 31, 2010 (unaudited)

	Principal			Principal
	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
BONDS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Retail - 1.90%			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
Asbury Automotive Group Inc			6.00%, 3/1/2031(g)	$ 239	$ 264
8.00%, 3/15/2014	$ 5,000	$ 5,000	6.00%, 5/1/2032(g)	937	1,033
Neiman Marcus Group Inc/The			6.00%, 6/1/2038(g)	4,300	4,677
10.38%, 10/15/2015	13,000	13,553	6.50%, 1/1/2029(g)	251	279
Sonic Automotive Inc			6.50%, 5/1/2029(g)	402	447
9.00%, 3/15/2018	5,000	5,137	6.50%, 6/1/2029(g)	637	709
		$ 23,690	6.50%, 6/1/2029(g)	217	241
Telecommunications - 2.30%			6.50%, 8/1/2029(g)	221	246
Corning Inc			7.00%, 1/1/2032(g)	310	353
5.90%, 3/15/2014	12,000	13,357			$ 176,100
Qwest Corp			Federal National Mortgage Association (FNMA) - 5.69%
8.88%, 3/15/2012(e)	8,000	8,650	4.00%, 3/1/2039(g)	16,623	17,058
Telus Corp			4.50%, 8/1/2039(g)	8,161	8,546
8.00%, 6/1/2011	6,219	6,582	5.00%, 1/1/2018(g)	1,951	2,098
		$ 28,589	5.00%, 10/1/2032(g)	2,429	2,609
Toys, Games & Hobbies - 0.08%			5.00%, 8/1/2035(g)	19,238	20,556
Mattel Inc			5.50%, 3/1/2033(g)	2,901	3,141
7.30%, 6/13/2011	1,000	1,042	5.50%, 2/1/2035(g)	12,736	13,761
			6.00%, 4/1/2032(g)	651	719
Transportation - 0.97%			6.50%, 9/1/2028(g)	87	97
Trailer Bridge Inc			6.50%, 11/1/2028(g)	69	77
9.25%, 11/15/2011	12,000	12,000	6.50%, 5/1/2031(g)	173	193
			6.50%, 4/1/2032(g)	892	997
TOTAL BONDS		$ 886,009	6.50%, 5/1/2032(g)	826	923
	Principal		7.00%, 1/1/2030(g)	17	19
	Amount		7.45%, 6/1/2016(g)	45	48
CONVERTIBLE BONDS - 1.34%	(000's)	Value (000's)			$ 70,842
Healthcare - Products - 0.79%			Government National Mortgage Association (GNMA) - 0.16%
China Medical Technologies Inc			6.00%, 5/20/2032(e)	1,580	1,746
4.00%, 8/15/2013	15,000	9,844	7.00%, 6/20/2031	209	238
					$ 1,984
Pharmaceuticals - 0.55%			U.S. Treasury - 2.67%
Omnicare Inc			3.63%, 2/15/2020	12,000	12,738
3.25%, 12/15/2035	8,000	6,830	4.25%, 5/15/2039	4,000	4,185
			4.50%, 8/15/2039	15,000	16,341
TOTAL CONVERTIBLE BONDS		$ 16,674			$ 33,264
	Principal		TOTAL U.S. GOVERNMENT &
SENIOR FLOATING RATE INTERESTS -	Amount		GOVERNMENT AGENCY OBLIGATIONS		$ 282,190
0.81%	(000's)	Value (000's)		Maturity
Entertainment - 0.62%				Amount
CCM Merger Inc, Term Loan B			REPURCHASE AGREEMENTS - 2.65%	(000's)	Value (000's)
8.50%, 7/21/2012(e)	7,810	7,667	Banks - 2.65%
			Investment in Joint Trading Account; Bank of	$ 8,580	$ 8,580
Pharmaceuticals - 0.19%			America Repurchase Agreement; 0.19%
Quintiles Transnational, Term Loan			dated 07/30/10 maturing 08/02/10
4.32%, 3/31/2014(e)	2,500	2,425	(collateralized by US Treasury Notes;
			$8,751,378; 1.38% - 3.63%; dated 05/15/12 -
TOTAL SENIOR FLOATING RATE INTERESTS		$ 10,092	08/15/19)
	Principal		Investment in Joint Trading Account; Credit Suisse	7,572	7,572
U.S. GOVERNMENT & GOVERNMENT	Amount		Repurchase Agreement; 0.20% dated
AGENCY OBLIGATIONS - 22.68%	(000's)	Value (000's)	07/30/10 maturing 08/02/10 (collateralized by
Federal Home Loan Mortgage Corporation (FHLMC) - 14.16%			US Treasury Note; $7,723,667; 2.00%; dated
4.00%, 4/1/2039(g)	$ 14,163	$ 14,507	11/30/13)
4.50%, 8/1/2033(g)	6,975	7,367	Investment in Joint Trading Account; Deutsche	8,580	8,580
4.50%, 8/1/2033(g)	8,123	8,579	Bank Repurchase Agreement; 0.19% dated
4.50%, 8/1/2033(g)	11,420	12,061	07/30/10 maturing 08/02/10 (collateralized by
4.50%, 5/1/2039(g)	16,760	17,533	Sovereign Agency Issues; $8,751,379; 0.00%;
4.50%, 6/1/2039(g)	8,127	8,502	dated 08/11/10 - 01/24/11)
4.50%, 7/1/2039(g)	19,250	20,138	Investment in Joint Trading Account; Morgan	8,178	8,178
5.00%, 8/1/2035(g)	5,378	5,780	Stanley Repurchase Agreement; 0.20% dated
5.00%, 11/1/2035(g)	11,415	12,196	07/30/10 maturing 08/02/10 (collateralized by
5.00%, 10/1/2038(g)	17,662	18,759	Sovereign Agency Issues; $8,341,561; 3.00%
5.50%, 11/1/2017(g)	2,301	2,492	- 6.88%; dated 09/15/10 - 07/28/14)
5.50%, 1/1/2018(g)	698	756			$ 32,910
5.50%, 5/1/2031(g)	1,157	1,252	TOTAL REPURCHASE AGREEMENTS		$ 32,910
5.50%, 6/1/2035(g)	11,858	12,795	Total Investments		$ 1,227,875
5.50%, 1/1/2036(g)	12,324	13,298	Other Assets in Excess of Liabilities, Net - 1.30%		$ 16,174
5.50%, 4/1/2036(g)	10,980	11,836	TOTAL NET ASSETS - 100.00%		$ 1,244,049

See accompanying notes			81

Schedule of Investments
Income Fund
July 31, 2010 (unaudited)

(a) Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $10,601 or 0.85% of net assets.
(c) Security is Illiquid
(d)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $157,060 or 12.62% of net assets.
(e) Variable Rate. Rate shown is in effect at July 31, 2010.
(f) Security purchased on a when-issued basis.
(g)	This entity was put into conservatorship by the US Government in 2008.
See Notes to Financial Statements for additional information.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 79,943
Unrealized Depreciation	(23,809)
Net Unrealized Appreciation (Depreciation)	$ 56,134
Cost for federal income tax purposes	$ 1,171,741
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector	Percent
Financial	30.44%
Mortgage Securities	20.01%
Utilities	11.18%
Energy	7.20%
Communications	7.07%
Consumer, Cyclical	6.90%
Consumer, Non-cyclical	6.87%
Industrial	4.34%
Government	2.67%
Basic Materials	2.02%
Other Assets in Excess of Liabilities, Net	1.30%
TOTAL NET ASSETS	100.00%

See accompanying notes	82

Schedule of Investments
Inflation Protection Fund
July 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS - 4.73%	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Automobile Asset Backed Securities - 0.04%			Mortgage Backed Securities (continued)
Hyundai Auto Receivables Trust			Freddie Mac (continued)
0.74%, 1/17/2012(a)	$ 221	$ 221	0.64%, 5/15/2017(a)	$ 172	$ 172
			0.64%, 2/15/2018(a)	246	245
Banks - 0.02%			0.64%, 6/15/2018(a)	257	256
HSBC USA Capital Trust I			0.69%, 2/15/2030(a)	19	19
7.81%, 12/15/2026(b),(c)	100	98	0.69%, 5/15/2030(a)	44	44
			0.74%, 9/15/2033(a)	263	263
Diversified Financial Services - 0.81%			0.79%, 6/15/2023(a)	79	78
Bear Stearns Cos LLC/The			G-Force LLC
0.73%, 11/28/2011(a)	1,500	1,499	0.63%, 12/25/2039(a),(b),(c)	1,000	399
Sirens BV			Ginnie Mae
2.48%, 4/13/2012(a),(c),(d)	2,000	1,879	0.69%, 10/20/2031(a)	107	107
SLM Corp			0.81%, 3/16/2047(a)	5,186	244
0.74%, 3/15/2011(a)	1,000	972	1.26%, 10/16/2012(a)	2,298	49
		$ 4,350	4.51%, 10/16/2028(a)	551	570
Food - 0.08%			Greenwich Capital Commercial Funding Corp
Kraft Foods Inc			0.32%, 3/10/2039(a),(c)	53,876	779
0.93%, 8/11/2010(a)	450	450	GSC Capital Corp Mortgage Trust
			0.59%, 2/25/2036(a),(b)	496	65
Home Equity Asset Backed Securities - 0.18%			GSR Mortgage Loan Trust
Asset Backed Securities Corp Home Equity			0.59%, 8/25/2046(a),(b)	213	30
0.43%, 7/25/2036(a)	600	568	Homebanc Mortgage Trust
First NLC Trust			0.67%, 1/25/2036(a)	812	476
0.63%, 9/25/2035(a)	255	249	Impac CMB Trust
New Century Home Equity Loan Trust			0.58%, 5/25/2037(a),(b)	1,255	991
0.62%, 3/25/2035(a)	55	52	0.84%, 8/25/2035(a),(b)	49	11
Option One Mortgage Loan Trust			0.95%, 4/25/2035(a),(b)	227	77
0.78%, 3/25/2037(a),(b)	2,000	78	1.31%, 10/25/2034(a)	37	24
1.33%, 2/25/2035(a),(b)	26	5	1.88%, 10/25/2034(a),(b)	81	27
		$ 952	Impac Secured Assets CMN Owner Trust
Mortgage Backed Securities - 3.11%			0.50%, 9/25/2036(a)	1,486	753
Banc of America Commercial Mortgage Inc			Indymac Index Mortgage Loan Trust
6.85%, 4/15/2036	300	302	0.51%, 2/25/2037(a)	1,460	888
Bear Stearns Alt-A Trust			JP Morgan Alternative Loan Trust
0.50%, 4/25/2037(a)	1,007	406	0.48%, 3/25/2037(a),(b)	1,460	633
Bear Stearns Asset Backed Securities Trust			LB-UBS Commercial Mortgage Trust
0.56%, 4/25/2036(a)	110	48	5.59%, 6/15/2031	390	413
Bear Stearns Commercial Mortgage Securities			Merrill Lynch / Countrywide Commercial
7.00%, 5/20/2030	309	325	Mortgage Trust
Chase Mortgage Finance Corp			0.14%, 7/12/2046(a),(c)	16,509	208
2.90%, 7/25/2037(a)	329	322	Merrill Lynch Alternative Note Asset Trust
Citigroup/Deutsche Bank Commercial Mortgage			0.54%, 4/25/2037(a)	4,439	2,006
Trust			Morgan Stanley Capital I
0.09%, 12/11/2049(a),(c)	12,669	101	0.94%, 12/20/2046(a),(b),(c)	200	2
0.37%, 12/11/2049(a),(c)	8,096	134	WaMu Mortgage Pass Through Certificates
0.43%, 10/15/2048(a)	33,240	447	0.55%, 8/25/2046(a),(b)	645	221
Countrywide Alternative Loan Trust			0.70%, 1/25/2045(a)	149	93
0.54%, 5/25/2047(a)	3,477	1,094	0.71%, 11/25/2045(a),(b)	231	227
0.59%, 7/25/2046(a)	2,059	951	0.97%, 12/25/2027(a),(b)	702	631
0.61%, 6/25/2036(a),(b)	880	97	Washington Mutual Alternative Mortgage Pass-
0.75%, 12/25/2035(a)	389	101	Through Certificates
Countrywide Asset-Backed Certificates			0.51%, 1/25/2047(a)	2,935	229
0.60%, 1/25/2036(a),(b)	122	92	0.61%, 6/25/2046(a)	491	41
Fannie Mae					$ 16,714
0.53%, 1/25/2023(a)	51	51	Other Asset Backed Securities - 0.37%
0.58%, 11/25/2022(a)	52	52	Ameriquest Mortgage Securities Inc
0.58%, 3/25/2035(a)	131	131	0.64%, 4/25/2034(a),(b)	327	264
0.63%, 2/25/2018(a)	37	37	Argent Securities Inc
0.63%, 3/25/2018(a)	243	242	0.45%, 4/25/2036(a)	40	18
0.63%, 2/25/2032(a)	42	42	Carrington Mortgage Loan Trust
0.73%, 2/25/2028(a)	73	73	0.56%, 12/25/2035(a)	100	97
Fannie Mae Grantor Trust			Countrywide Asset-Backed Certificates
0.68%, 5/25/2035(a)	58	55	0.58%, 3/25/2036(a),(b)	1,141	685
Fannie Mae Whole Loan			0.70%, 2/25/2036(a),(b)	106	93
0.48%, 5/25/2035(a),(b)	53	52	0.83%, 2/25/2037(a),(b)	3,000	74
0.53%, 5/25/2035(a),(b)	77	77	1.45%, 12/25/2032(a),(b)	59	39
0.78%, 2/25/2047(a)	70	70	Fannie Mae Grantor Trust
Freddie Mac			0.47%, 4/25/2035(a)	115	108
0.59%, 3/15/2023(a)	142	141
See accompanying notes			83

Schedule of Investments
Inflation Protection Fund
July 31, 2010 (unaudited)

			(c)	Security exempt from registration under Rule 144A of the Securities Act of
			1933. These securities may be resold in transactions exempt from
	Principal		registration, normally to qualified institutional buyers. Unless otherwise
	Amount		indicated, these securities are not considered illiquid. At the end of the
BONDS (continued)	(000's)	Value (000's)	period, the value of these securities totaled $4,489 or 0.84% of net assets.
Other Asset Backed Securities (continued)			(d)	Market value is determined in accordance with procedures established in
Fannie Mae Whole Loan			good faith by the Board of Directors. At the end of the period, the value of
0.63%, 11/25/2033(a),(b)	$ 5	$ 5
			these securities totaled $1,879 or 0.35% of net assets.
First Franklin Mortgage Loan Asset Backed			(e)	Security or a portion of the security was pledged to cover margin
Certificates			requirements for futures contracts. At the end of the period, the value of
0.57%, 11/25/2035(a)	12	12
			these securities totaled $256 or 0.05% of net assets.
First-Citizens Home Equity Loan LLC
0.55%, 9/15/2022(a),(c)	644	389
Long Beach Mortgage Loan Trust
0.86%, 6/25/2034(a),(b)	225	172	Unrealized Appreciation (Depreciation)
		$ 1,956	The net federal income tax unrealized appreciation (depreciation) and federal tax
Pipelines - 0.09%			cost of investments held as of the period end were as follows:
Williams Cos Inc
2.53%, 10/1/2010(a),(c)	500	500	Unrealized Appreciation	$ 20,684
			Unrealized Depreciation	(23,337)
Student Loan Asset Backed Securities - 0.03%			Net Unrealized Appreciation (Depreciation)	$ (2,653)
SLM Student Loan Trust			Cost for federal income tax purposes	$ 536,545
0.60%, 3/15/2017(a)	179	178	All dollar amounts are shown in thousands (000's)

TOTAL BONDS		$ 25,419	Portfolio Summary (unaudited)
	Principal		Sector	Percent
U.S. GOVERNMENT & GOVERNMENT	Amount		Government	94.69%
AGENCY OBLIGATIONS - 94.69%	(000's)	Value (000's)	Mortgage Securities	3.13%
U.S. Treasury - 4.60%			Financial	0.83%
2.13%, 5/31/2015	$ 24,050	$ 24,721	Asset Backed Securities	0.60%
			Energy	0.09%
U.S. Treasury Inflation-Indexed Obligations - 90.09%			Consumer, Non-cyclical	0.08%
0.50%, 4/15/2015	9,167	9,328	Other Assets in Excess of Liabilities, Net	0.58%
0.63%, 4/15/2013	227	232	TOTAL NET ASSETS	100.00%
1.25%, 4/15/2014	14,619	15,300
1.25%, 7/15/2020	19,322	19,535
1.38%, 7/15/2018	7,770	8,072
1.38%, 1/15/2020	39,155	40,192
1.63%, 1/15/2015	560	592
1.63%, 1/15/2018	6,634	7,010
1.75%, 1/15/2028	21,672	21,718
1.88%, 7/15/2013	13,501	14,303
1.88%, 7/15/2015	15,367	16,516
1.88%, 7/15/2019	9,019	9,685
2.00%, 4/15/2012	18,203	18,867
2.00%, 1/15/2014(e)	22,116	23,597
2.00%, 7/15/2014	37,976	40,768
2.00%, 1/15/2016	6,304	6,816
2.00%, 1/15/2026	15,642	16,379
2.13%, 1/15/2019	1,910	2,089
2.13%, 2/15/2040	10,929	11,595
2.38%, 4/15/2011	6,447	6,543
2.38%, 1/15/2017	13,354	14,758
2.38%, 1/15/2025	20,984	23,070
2.38%, 1/15/2027	17,743	19,445
2.50%, 7/15/2016	4,100	4,574
2.50%, 1/15/2029	37,879	42,259
2.63%, 7/15/2017	18,491	20,886
3.00%, 7/15/2012	33,687	35,835
3.38%, 1/15/2012	4,049	4,260
3.38%, 4/15/2032	1,149	1,471
3.63%, 4/15/2028	3,797	4,849
3.88%, 4/15/2029	17,492	23,208
		$ 483,752
TOTAL U.S. GOVERNMENT &
GOVERNMENT AGENCY OBLIGATIONS		$ 508,473
Total Investments		$ 533,892
Other Assets in Excess of Liabilities, Net - 0.58%		$ 3,095
TOTAL NET ASSETS - 100.00%		$ 536,987

(a)	Variable Rate. Rate shown is in effect at July 31, 2010.
(b) Security is Illiquid

See accompanying notes			84

Schedule of Investments
Inflation Protection Fund
July 31, 2010 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts		Notional Value	Current Market Value	Appreciation/(Depreciation)
US 10 Year Note; September 2010	Long	13	$ 1,603		$ 1,610	$ 7
US Long Bond; September 2010	Long	111		14,176	14,288	112
US 5 Year Note; September 2010	Short	300		35,704	35,948	(244)
						$ (125)
All dollar amounts are shown in thousands (000's)

See accompanying notes			85

Schedule of Investments
International Emerging Markets Fund
July 31, 2010 (unaudited)

COMMON STOCKS - 91.05%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Agriculture - 0.35%			Computers (continued)
Souza Cruz SA	104,500 $	4,789	Tata Consultancy Services Ltd	545,122 $	9,865
				$ 43,096
Airlines - 0.95%			Distribution & Wholesale - 0.52%
Air China Ltd (a)	7,172,000	8,227	Digital China Holdings Ltd	1,892,000	3,069
Turk Hava Yollari Anonium Ortakligi (a)	1,724,136	4,987	LG International Corp	156,520	4,168
	$ 13,214			$ 7,237
Automobile Manufacturers - 3.04%			Diversified Financial Services - 2.52%
Dongfeng Motor Group Co Ltd	5,534,000	7,723	Chinatrust Financial Holding Co Ltd	9,650,000	5,782
Ford Otomotiv Sanayi AS	454,540	3,377	E.Sun Financial Holding Co Ltd	5,521,000	2,559
Hyundai Motor Co	53,733	6,767	Fubon Financial Holding Co Ltd	5,749,000	7,051
Kia Motors Corp	280,750	7,333	KGI Securities Co Ltd (c)	313,659	2,598
Mahindra & Mahindra Ltd	612,614	8,733	Shinhan Financial Group Co Ltd	280,229	11,488
Tata Motors Ltd	448,281	8,176	Woori Finance Holdings Co Ltd	438,200	5,445
	$ 42,109			$ 34,923
Automobile Parts & Equipment - 1.08%			Electric - 1.75%
Cheng Shin Rubber Industry Co Ltd	1,497,000	3,826	CEZ AS	90,960	4,159
Hyundai Mobis	38,281	6,617	Cia Paranaense de Energia	229,900	4,971
Weichai Power Co Ltd	550,000	4,546	Enersis SA ADR	144,413	2,995
	$ 14,989		RusHydro-SP ADR(a)	711,294	3,713
Banks - 12.93%			Tenaga Nasional BHD	3,095,500	8,359
Agricultural Bank of China (a)	6,807,380	3,067		$ 24,197
Axis Bank Ltd	263,481	7,707	Electronics - 2.61%
Banco do Brasil SA	592,090	10,234	Chroma Ate Inc	148	—
Bangkok Bank Public Co	1,238,400	5,333	Hon Hai Precision Industry Co Ltd	1,870,525	7,530
Bank Mandiri Tbk PT	11,442,500	7,672	Samsung Electro-Mechanics Co Ltd	81,113	9,359
Bank of China Ltd	28,816,000	15,210	Tripod Technology Corp	2,206,000	8,399
BNP Paribas - Rights (a),(b)	13,391,826	5,394	Unimicron Technology Corp	2,912,000	4,844
China Construction Bank Corp	31,592,778	26,804	WPG Holdings Co Ltd	2,908,000	5,999
Commercial International Bank Egypt SAE	693,142	4,794		$ 36,131
FirstRand Ltd	4,118,464	11,432	Engineering & Contruction - 1.07%
HDFC Bank Ltd ADR	30,736	5,059	China Railway Construction Corp Ltd	5,014,000	6,984
ICICI Bank Ltd ADR	187,518	7,296	Daelim Industrial Co Ltd	138,498	7,844
Industrial and Commercial Bank of China Ltd	26,031,000	19,873		$ 14,828
Industrial Bank of Korea	571,420	7,559	Food - 2.44%
Malayan Banking Bhd	4,696,500	11,428	Charoen Pokphand Foods PCL (a)	6,545,100	4,867
Metropolitan Bank & Trust	2,110,600	2,780	Cia Brasileira de Distribuicao Grupo Pao de	103,490	6,733
Sberbank of Russian Federation	5,146,469	14,410	Acucar ADR
Standard Bank Group Ltd/South Africa	115,172	1,792	CJ CheilJedang Corp	17,826	3,563
State Bank of India Ltd	44,278	4,760	Indofood Sukses Makmur Tbk PT	9,223,000	4,767
Turkiye Halk Bankasi AS	306,442	2,480	Tiger Brands Ltd	126,202	3,131
Turkiye Vakiflar Bankasi Tao	1,484,932	4,020	Uni-President Enterprises Corp	4,644,444	5,515
	$ 179,104		X5 Retail Group NV (a)	139,865	5,234
Beverages - 2.26%				$ 33,810
Cia Cervecerias Unidas SA	431,051	4,544	Forest Products & Paper - 0.40%
Cia de Bebidas das Americas ADR	156,687	17,113	Lee & Man Paper Manufacturing Ltd	1,646,400	1,210
Fomento Economico Mexicano SAB de CV ADR	199,456	9,710	Suzano Papel e Celulose SA	452,100	4,298
	$ 31,367			$ 5,508
Building Materials - 0.24%			Gas - 0.24%
Semen Gresik Persero Tbk PT	3,258,000	3,368	GAIL India Ltd	349,453	3,302

Chemicals - 1.85%			Holding Companies - Diversified - 2.85%
Formosa Chemicals & Fibre Corp	2,388,000	5,194	Alfa SAB de CV	457,600	3,527
Hanwha Chem Corp	485,820	7,905	GS Holdings	218,180	7,644
Kolon Industries Inc (a)	41,256	2,204
			Imperial Holdings Ltd	523,935	6,927
LG Chem Ltd	37,248	10,358	KOC Holding AS	1,646,671	6,501
	$ 25,661		LG Corp	149,262	10,320
Coal - 1.40%			Siam Cement PCL	526,701	4,602
Banpu Public Co Ltd	372,600	7,204		$ 39,521
Exxaro Resources Ltd	419,595	6,959	Home Builders - 0.61%
Yanzhou Coal Mining Co Ltd	2,450,000	5,261	MRV Engenharia e Participacoes SA	938,600	8,459
	$ 19,424
Commercial Services - 0.33%			Home Furnishings - 0.44%
Zhejiang Expressway Co Ltd	4,786,000	4,516	Arcelik AS	1,240,734	6,133

Computers - 3.11%			Insurance - 2.51%
Chicony Electronics Co Ltd	1,360,800	2,977	China Life Insurance Co Ltd	1,224,000	5,436
HTC Corp	536,550	9,846	Hyundai Marine & Fire Insurance Co Ltd	223,140	4,583
Infosys Technologies Ltd ADR	221,879	13,419	Ping An Insurance Group Co of China Ltd (b)	1,548,500	12,829
Lenovo Group Ltd	4,254,000	2,733	Sanlam Ltd	3,460,483	11,868
Lite-On Technology Corp	3,334,590	4,256		$ 34,716
See accompanying notes			86

Schedule of Investments
International Emerging Markets Fund
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Internet - 1.01%			Semiconductors (continued)
Tencent Holdings Ltd	727,800 $	14,027	Novatek Microelectronics Corp Ltd	1,527,000 $	4,036
			Powertech Technology Inc	2,618,000	8,007
Iron & Steel - 3.71%			Samsung Electronics Co Ltd	59,044	40,425
Cia Siderurgica Nacional SA ADR	867,246	14,561	Taiwan Semiconductor Manufacturing Co Ltd	7,466,491	14,540
Maanshan Iron & Steel	7,142,000	3,981			$ 82,710
Mechel ADR	174,405	3,799	Shipbuilding - 0.46%
POSCO ADR	160,293	16,672	Hyundai Heavy Industries Co Ltd	28,277	6,417
Shougang Concord International Enterprises Co	43,576,000	7,349
Ltd (a)			Software - 0.33%
Ternium SA ADR	139,464	4,986	Totvs SA	62,400	4,565
	$ 51,348
Lodging - 0.48%			Telecommunications - 9.18%
Genting Bhd	2,622,100	6,586	America Movil SAB de CV ADR	581,878	28,867
			China Mobile Ltd	3,673,093	37,145
Machinery - Construction & Mining - 0.57%			Chunghwa Telecom Co Ltd	4,521,000	9,580
United Tractors Tbk PT	3,527,000	7,942	Comba Telecom Systems Holdings Ltd	3,212,000	3,308
			Empresa Nacional de Telecomunicaciones SA	275,577	3,939
Mining - 4.48%			KT Corp	192,360	6,959
Anglo American PLC (a)	251,611	9,967	Mobile Telesystems OJSC ADR	242,104	5,375
Grupo Mexico SAB de CV	3,653,300	9,678	Philippine Long Distance Telephone Co	48,710	2,588
Impala Platinum Holdings Ltd	195,930	5,304	Taiwan Mobile Co Ltd	4,043,000	7,974
Industrias Penoles SAB de CV	126,537	2,650	Telekom Malaysia Bhd	3,290,100	3,475
KGHM Polska Miedz SA	298,936	10,376	Turk Telekomunikasyon AS	1,034,696	3,879
Korea Zinc Co Ltd	27,022	5,379	Vivo Participacoes SA ADR	221,884	5,933
MMC Norilsk Nickel ADR	773,788	12,597	Vodacom Group Ltd	952,560	8,095
Sesa Goa Ltd	501,899	3,907			$ 127,117
Sterlite Industries India Ltd ADR	150,836	2,279	Textiles - 0.17%
	$ 62,137		Cia Hering	69,888	2,343
Miscellaneous Manufacturing - 0.47%
Largan Precision Co Ltd	338,000	6,455	Transportation - 0.46%
			Pacific Basin Shipping Ltd	1,481,000	1,121
Oil & Gas - 11.41%			Sincere Navigation	4,582,000	5,234
China Petroleum & Chemical Corp	15,382,000	12,397			$ 6,355
CNOOC Ltd	11,217,000	18,889	TOTAL COMMON STOCKS		$ 1,261,303
Gazprom OAO ADR	887,488	19,170	PREFERRED STOCKS - 7.89%	Shares Held Value (000's)
Lukoil OAO ADR	322,218	18,398	Banks - 3.33%
PetroChina Co Ltd	13,610,293	15,437	Banco Bradesco SA	1,273,128	23,345
Petroleo Brasileiro SA ADR	1,086,975	39,566	Itau Unibanco Holding SA	1,019,179	22,814
PTT Public Company Limited	838,100	6,622			$ 46,159
Reliance Industries Ltd	415,505	9,040	Electric - 0.27%
Rosneft Oil Co	1,433,184	9,574	Eletropaulo Metropolitana Eletricidade de Sao	175,600	3,695
Tatneft ADR	179,097	5,536	Paulo SA
Tupras-Turkiye Petrol Rafinerileri AS	148,894	3,383
	$ 158,012		Holding Companies - Diversified - 0.75%
Pharmaceuticals - 1.13%			Investimentos Itau SA	1,414,684	10,465
China Shineway Pharmaceutical Group Ltd	1,786,052	4,760
Dr Reddy's Laboratories Ltd	242,025	7,065	Investment Companies - 0.00%
Pharmstandard (a)	157,240	3,766	Lereko Mobility Pty Ltd (a)	4,384	25
	$ 15,591
Real Estate - 1.10%			Iron & Steel - 0.49%
Cyrela Brazil Realty SA Empreendimentos e	303,606	4,252	Usinas Siderurgicas de Minas Gerais SA	242,400	6,815
Participacoes
Huaku Development Co Ltd	1,367,965	3,061	Mining - 3.05%
Shimao Property Holdings Ltd	4,122,500	7,908	Vale SA	1,738,460	42,196
	$ 15,221
Retail - 4.62%			TOTAL PREFERRED STOCKS		$ 109,355
Clicks Group Ltd	824,223	4,084		Maturity
Grupo Comercial Chedraui SA de CV (a)	1,172,960	3,246		Amount
Lojas Renner SA	356,700	11,970	REPURCHASE AGREEMENTS - 1.01%	(000's)	Value (000's)
Lotte Shopping Co Ltd	30,367	9,240	Banks - 1.01%
Massmart Holdings Ltd	358,425	6,286	Investment in Joint Trading Account; Bank of	$ 3,644	$ 3,644
President Chain Store Corp	1,126,952	3,693	America Repurchase Agreement; 0.19%
PT Astra International Tbk	1,214,000	6,878	dated 07/30/10 maturing 08/02/10
Wal-Mart de Mexico SAB de CV	4,120,200	9,701	(collateralized by US Treasury Notes;
Woolworths Holdings Ltd/South Africa	2,519,750	8,977	$3,716,722; 1.38% - 3.63%; dated 05/15/12 -
	$ 64,075		08/15/19)
Semiconductors - 5.97%
ASM Pacific Technology Ltd	580,500	5,306
Chipbond Technology Corp (a)	3,704,000	5,178
Hynix Semiconductor Inc (a)	274,357	5,218

See accompanying notes			87

		Schedule of Investments
	International Emerging Markets Fund
		July 31, 2010 (unaudited)

	Maturity
	Amount
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; Credit Suisse $	3,216	$ 3,216
Repurchase Agreement; 0.20% dated
07/30/10 maturing 08/02/10 (collateralized by
US Treasury Note; $3,280,252; 2.00%; dated
11/30/13)
Investment in Joint Trading Account; Deutsche	3,644	3,644
Bank Repurchase Agreement; 0.19% dated
07/30/10 maturing 08/02/10 (collateralized by
Sovereign Agency Issues; $3,716,723; 0.00%;
dated 08/11/10 - 01/24/11)
Investment in Joint Trading Account; Morgan	3,473	3,473
Stanley Repurchase Agreement; 0.20% dated
07/30/10 maturing 08/02/10 (collateralized by
Sovereign Agency Issues; $3,542,672; 3.00%
- 6.88%; dated 09/15/10 - 07/28/14)
		$ 13,977
TOTAL REPURCHASE AGREEMENTS		$ 13,977
Total Investments		$ 1,384,635
Other Assets in Excess of Liabilities, Net - 0.05%		$ 703
TOTAL NET ASSETS - 100.00%		$ 1,385,338

(a) Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $18,223 or 1.32% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $2,598 or 0.19% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 196,798
Unrealized Depreciation		(47,040)
Net Unrealized Appreciation (Depreciation)		$ 149,758
Cost for federal income tax purposes		$ 1,234,877
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Country		Percent
Brazil		17.99%
Korea, Republic Of		14.71%
China		12.55%
Taiwan, Province Of China		10.40%
Russian Federation		7.35%
India		6.54%
Hong Kong		6.15%
South Africa		5.40%
Mexico		4.85%
Turkey		2.50%
Indonesia		2.20%
Malaysia		2.15%
Thailand		2.06%
United States		1.40%
Chile		0.83%
Poland		0.75%
United Kingdom		0.72%
Philippines		0.39%
Luxembourg		0.36%
Egypt		0.35%
Czech Republic		0.30%
Other Assets in Excess of Liabilities, Net		0.05%
TOTAL NET ASSETS		100.00%

See accompanying notes		88

Schedule of Investments
International Fund I
July 31, 2010 (unaudited)

COMMON STOCKS - 97.37%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.04%			Automobile Parts & Equipment (continued)
Dentsu Inc	6,400 $	159	Toyoda Gosei Co Ltd	2,400 $	60
Hakuhodo DY Holdings Inc	890	45	Toyota Boshoku Corp	2,400	38
JC Decaux SA (a)	2,513	65	Toyota Industries Corp	6,700	181
Publicis Groupe SA	4,851	219		$ 20,447
	$ 488		Banks - 16.23%
Aerospace & Defense - 0.17%			77 Bank Ltd/The	13,000	69
BAE Systems PLC	79,334	389	Agricultural Bank of China (a)	14,451,000	6,512
European Aeronautic Defence and Space Co NV (a)	9,180	217	Australia & New Zealand Banking Group Ltd	875,605	18,259
Rolls-Royce Group PLC (a)	47,192	430	Banca Popolare di Milano Scarl	15,021	80
Safran SA	40,795	1,101	Banco Bilbao Vizcaya Argentaria SA	312,120	4,204
	$ 2,137		Banco Comercial Portugues SA	106,371	92
Agriculture - 0.40%			Banco Espirito Santo SA	20,191	97
British American Tobacco PLC	59,029	2,032	Banco Popular Espanol SA	33,321	221
Golden Agri-Resources Ltd	252,640	107	Banco Santander SA	502,606	6,529
Imperial Tobacco Group PLC	30,102	852	Bank Hapoalim BM (a)	37,452	153
Japan Tobacco Inc	492	1,583	Bank Leumi Le-Israel BM (a)	44,545	190
Swedish Match AB	9,084	215	Bank of East Asia Ltd	57,200	225
Wilmar International Ltd	48,000	221	Bankinter SA	10,925	82
	$ 5,010		Barclays PLC	1,145,484	5,982
Airlines - 0.28%			BNP Paribas	240,904	16,547
British Airways PLC (a)	155,884	537	BOC Hong Kong Holdings Ltd	726,500	1,865
Cathay Pacific Airways Ltd	524,000	1,167	Chiba Bank Ltd/The	29,000	177
Deutsche Lufthansa AG (a)	95,606	1,554	Chugoku Bank Ltd/The	7,000	82
Qantas Airways Ltd (a)	42,168	94	Chuo Mitsui Trust Holdings Inc	38,000	135
Singapore Airlines Ltd	20,000	230	Commonwealth Bank of Australia	122,686	5,834
	$ 3,582		Credit Agricole SA	24,305	333
Apparel - 0.21%			Credit Suisse Group AG	286,071	13,028
			Danske Bank A/S (a)	10,240	241
Adidas AG	4,691	254
Billabong International Ltd	7,673	63	DBS Group Holdings Ltd	45,548	482
Burberry Group PLC	82,845	1,094	Deutsche Bank AG	31,340	2,184
			Deutsche Postbank AG (a)	34,599	1,103
Christian Dior SA	8,562	928
Hermes International	1,354	232	DnB NOR ASA	1,062,803	13,199
			EFG Eurobank Ergasias SA (a)	109,900	845
Yue Yuen Industrial Holdings Ltd	27,500	89
	$ 2,660		Erste Group Bank AG	32,206	1,292
Automobile Manufacturers - 3.99%			Fukuoka Financial Group Inc	29,000	121
			Governor & Co of the Bank of Ireland/The (a)	130,678	145
Bayerische Motoren Werke AG	42,948	2,313
Daihatsu Motor Co Ltd	7,000	82	Gunma Bank Ltd/The	15,000	81
Daimler AG (a)	100,820	5,407	Hachijuni Bank Ltd/The	16,000	92
Fiat SpA	123,251	1,579	Hang Seng Bank Ltd	19,700	273
Fuji Heavy Industries Ltd	217,000	1,198	Hiroshima Bank Ltd/The	19,000	75
Hino Motors Ltd	9,000	40	Hokuhoku Financial Group Inc	48,000	85
Honda Motor Co Ltd	669,700	20,999	HSBC Holdings PLC	2,478,164	25,120
Isuzu Motors Ltd	45,000	132	Intesa Sanpaolo SpA	1,098,841	3,637
Mazda Motor Corp	57,000	138	Intesa Sanpaolo SpA-RSP	35,345	92
			Israel Discount Bank Ltd (a)	20,353	37
Nissan Motor Co Ltd	62,200	478
Peugeot SA (a)	5,768	171	Itau Unibanco Holding SA ADR	394,200	8,826
Renault SA (a)	26,654	1,189	Iyo Bank Ltd/The	9,000	80
Scania AB	12,114	223	Joyo Bank Ltd/The	24,000	97
Suzuki Motor Corp	8,100	170	Julius Baer Group Ltd	4,652	163
Tata Motors Ltd ADR	468,352	8,857	Kasikornbank PCL	757,300	2,440
Toyota Motor Corp	191,872	6,773	Kasikornbank PCL	2,375,600	7,360
			KBC Groep NV (a)	21,508	950
Volkswagen AG	4,405	467	Lloyds Banking Group PLC (a)	4,725,380	5,135
Volvo AB - B Shares (a)	27,784	346
	$ 50,562		Mediobanca SpA	94,650	851
			Mitsubishi UFJ Financial Group Inc	1,108,300	5,504
Automobile Parts & Equipment - 1.62%			Mizrahi Tefahot Bank Ltd (a)	71,200	591
Aisin Seiki Co Ltd	22,700	634	Mizuho Financial Group Inc	3,535,779	5,770
Bridgestone Corp	887,000	15,882	Mizuho Trust & Banking Co Ltd	57,000	48
Cie Generale des Etablissements Michelin	3,798	289
Continental AG (a)	2,011	128	National Australia Bank Ltd	57,916	1,317
			National Bank of Greece SA (a)	93,221	1,360
Denso Corp	49,700	1,425	Natixis (a)	147,773	790
JTEKT Corp	7,300	71	Nishi-Nippon City Bank Ltd/The	26,000	76
Koito Manufacturing Co Ltd	3,000	44	Nordea Bank AB	84,574	846
NGK Spark Plug Co Ltd	6,000	78	Oversea-Chinese Banking Corp Ltd	63,000	418
NHK Spring Co Ltd	55,000	506	Pohjola Bank PLC	5,226	65
NOK Corp	3,900	64	Raiffeisen International Bank Holding AS	2,050	93
Nokian Renkaat OYJ	4,068	114	Resona Holdings Inc	15,800	174
Pirelli & C SpA	9,007	63	Royal Bank of Scotland Group PLC (a)	444,910	349
Stanley Electric Co Ltd	5,500	95	Sapporo Hokuyo Holdings Inc	12,000	57
Sumitomo Electric Industries Ltd	18,800	220	Skandinaviska Enskilda Banken AB	37,007	255
Sumitomo Rubber Industries Ltd	55,900	555	Societe Generale	78,372	4,518
See accompanying notes			89

Schedule of Investments
International Fund I
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Banks (continued)			Chemicals (continued)
Standard Chartered PLC	45,638 $	1,319	Linde AG	109,327 $	12,753
Sumitomo Mitsui Financial Group Inc	117,300	3,633	Lonza Group AG	7,278	565
Sumitomo Trust & Banking Co Ltd/The	151,000	840	Mitsubishi Chemical Holdings Corp	129,500	669
Suncorp-Metway Ltd	29,154	221	Mitsubishi Gas Chemical Co Inc	15,000	84
Suruga Bank Ltd	8,000	72	Mitsui Chemicals Inc	346,000	1,025
Svenska Handelsbanken AB	12,786	367	Nissan Chemical Industries Ltd	5,000	59
Swedbank AB (a)	218,251	2,495	Nitto Denko Corp	6,200	215
Turkiye Garanti Bankasi AS	1,142,490	5,913	Shin-Etsu Chemical Co Ltd	37,600	1,873
UBS AG (a)	333,863	5,705	Showa Denko KK	53,000	105
UniCredit SpA	418,524	1,173	Solvay SA	12,436	1,217
Unione di Banche Italiane SCPA	123,162	1,322	Sumitomo Chemical Co Ltd	60,000	260
United Overseas Bank Ltd	180,162	2,631	Syngenta AG	37,194	8,213
Westpac Banking Corp	81,333	1,765	Tokuyama Corp	12,000	60
Yamaguchi Financial Group Inc	7,000	66	Tosoh Corp	19,000	51
	$ 205,455		Ube Industries Ltd/Japan	274,000	685
Beverages - 2.13%			Yara International ASA	4,944	186
Anheuser-Busch InBev NV	358,081	18,962		$ 40,907
Asahi Breweries Ltd	9,900	176	Coal - 0.00%
Carlsberg A/S	15,404	1,366	MacArthur Coal Ltd	4,854	55
Coca-Cola Amatil Ltd	21,212	220
Diageo PLC	56,266	977	Commercial Services - 1.07%
Foster's Group Ltd	356,255	1,856	Abertis Infraestructuras SA	11,369	192
Heineken Holding NV	4,159	163	Adecco SA	29,616	1,510
Heineken NV	5,502	249	Aggreko PLC	9,854	237
Kirin Holdings Co Ltd	21,000	281	Anhanguera Educacional Participacoes SA	334,161	5,225
Pernod-Ricard SA	6,299	493	Babcock International Group PLC	13,833	120
SABMiller PLC	71,253	2,162	Benesse Holdings Inc	2,700	120
	$ 26,905		Brambles Ltd	35,401	173
Biotechnology - 0.03%			Bunzl PLC	12,878	139
CSL Ltd	12,526	376	Bureau Veritas SA	1,844	111
			Capita Group PLC/The	60,810	686
Building Materials - 0.72%			Dai Nippon Printing Co Ltd	14,000	169
Asahi Glass Co Ltd	157,000	1,600	Edenred (a)	38,134	671
Boral Ltd	22,680	87	Experian PLC	115,495	1,137
Cie de St-Gobain	26,658	1,135	G4S PLC	53,738	218
Cimpor Cimentos de Portugal SGPS SA	7,611	46	Hays PLC	206,300	292
CRH PLC	15,752	329	Intoll Group	85,758	114
CRH PLC	61,553	1,279	Kamigumi Co Ltd	75,000	589
Daikin Industries Ltd	5,900	219	QinetiQ Group PLC	198,500	385
Geberit AG	1,481	242	Randstad Holding NV (a)	8,409	378
HeidelbergCement AG	27,958	1,408	Secom Co Ltd	5,200	239
Holcim Ltd	6,318	422	Securitas AB	11,845	120
Imerys SA	1,436	84	SGS SA	123	173
James Hardie Industries SE (a)	16,515	97	Sodexo	3,557	224
JS Group Corp	9,400	190	Toppan Printing Co Ltd	21,000	173
Lafarge SA	5,160	281	Transurban Group	47,924	194
Nippon Sheet Glass Co Ltd	24,000	59		$ 13,589
Panasonic Electric Works Co Ltd	106,000	1,348	Computers - 0.31%
Rinnai Corp	1,300	70	Cap Gemini SA	4,078	194
Sika AG	76	143	Computershare Ltd	16,869	154
Taiheiyo Cement Corp	32,000	43	Fujitsu Ltd	306,000	2,179
TOTO Ltd	11,000	75	Gemalto NV	22,327	917
	$ 9,157		NTT Data Corp	48	174
Chemicals - 3.23%			Obic Co Ltd	260	49
Air Liquide SA	26,379	2,969	Otsuka Corp	600	39
Air Water Inc	45,000	489	TDK Corp	3,200	193
Akzo Nobel NV	5,960	351		$ 3,899
Asahi Kasei Corp	48,000	251	Consumer Products - 0.38%
BASF SE	64,221	3,734	Henkel AG & Co KGaA	4,948	205
Bayer AG	18,536	1,066	Husqvarna AB	15,700	111
Daicel Chemical Industries Ltd	90,000	638	Reckitt Benckiser Group PLC	90,703	4,448
Denki Kagaku Kogyo KK	18,000	91	Societe BIC SA	1,003	74
Givaudan SA	171	158		$ 4,838
Hitachi Chemical Co Ltd	3,900	78	Cosmetics & Personal Care - 1.11%
Israel Chemicals Ltd	16,884	210	Kao Corp	40,100	949
JSR Corp	66,100	1,158	L'Oreal SA	7,083	743
K+S AG	3,221	171	Shiseido Co Ltd	8,900	199
Kaneka Corp	11,000	68	Unicharm Corp	102,100	12,149
Kansai Paint Co Ltd	8,000	68		$ 14,040
Koninklijke DSM NV	4,113	195
Lanxess AG	24,757	1,192
See accompanying notes			90

Schedule of Investments
International Fund I
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Distribution & Wholesale - 1.73%			Electrical Components & Equipment (continued)
Hitachi High-Technologies Corp	2,600 $	50	Nidec Corp	2,900 $	272
ITOCHU Corp	199,400	1,555	Schneider Electric SA	109,941	12,679
Jardine Cycle & Carriage Ltd	4,000	105	Vestas Wind Systems A/S (a)	38,659	1,880
Li & Fung Ltd	234,000	1,073		$ 16,208
Marubeni Corp	41,000	220	Electronics - 1.01%
Mitsubishi Corp	636,400	13,768	Advantest Corp	6,100	132
Mitsui & Co Ltd	162,433	2,083	Hirose Electric Co Ltd	1,200	122
Sojitz Corp	47,300	75	Hoya Corp	12,100	288
Sumitomo Corp	183,300	1,948	Ibiden Co Ltd	4,900	146
Toyota Tsusho Corp	8,100	123	Keyence Corp	5,630	1,296
Wolseley PLC (a)	40,416	912	Koninklijke Philips Electronics NV	155,116	4,833
	$ 21,912		Kyocera Corp	11,600	1,035
Diversified Financial Services - 2.05%			Minebea Co Ltd	13,000	72
Aeon Credit Service Co Ltd	2,900	29	Mitsumi Electric Co Ltd	3,000	50
Credit Saison Co Ltd	5,600	71	Murata Manufacturing Co Ltd	5,300	262
Criteria Caixacorp SA	31,693	155	NEC Corp	59,000	159
Daiwa Securities Group Inc	37,000	160	NGK Insulators Ltd	9,000	152
Deutsche Boerse AG	31,770	2,230	Nippon Electric Glass Co Ltd	56,000	714
GAM Holding Ltd	7,804	90	Omron Corp	50,500	1,218
Hong Kong Exchanges and Clearing Ltd	26,500	436	Toshiba Corp	430,000	2,250
ICAP PLC	21,213	133	Yokogawa Electric Corp	8,200	49
IG Group Holdings PLC	79,000	587		$ 12,778
Investec PLC	16,060	125	Energy - Alternate Sources - 0.05%
Macquarie Group Ltd	46,975	1,581	Ormat Industries	2,239	17
Mitsubishi UFJ Lease & Finance Co Ltd	17,930	631	Verbund AG	18,800	667
Nomura Holdings Inc	312,000	1,737		$ 684
ORIX Corp	22,820	1,796	Engineering & Contruction - 0.55%
Promise Co Ltd	95,750	762	ABB Ltd (a)	57,506	1,160
Schroders PLC	4,232	86	ACS Actividades de Construccion y Servicios SA	5,336	231
Shinhan Financial Group Co Ltd	204,480	8,383	Aker Solutions ASA	6,263	81
Shriram Transport Finance Co Ltd - Warrants (a),(b)	473,943	6,721	Auckland International Airport Ltd	34,390	49
Singapore Exchange Ltd	32,000	180	Bouygues SA	5,865	248
	$ 25,893		Hochtief AG	1,716	111
Electric - 2.54%			JGC Corp	7,000	116
AGL Energy Ltd	16,976	227	Kinden Corp	5,000	45
Chubu Electric Power Co Inc	17,000	421	Koninklijke Boskalis Westminster NV	2,612	108
Chugoku Electric Power Co Inc/The	11,400	237	Leighton Holdings Ltd	5,118	137
CLP Holdings Ltd	225,163	1,662	MAp Group	1,117,038	2,991
Contact Energy Ltd (a)	11,456	47	Obayashi Corp	124,000	530
E.ON AG	46,293	1,383	SembCorp Industries Ltd	37,000	115
EDF SA	5,821	247	Singapore Technologies Engineering Ltd	63,000	150
EDP - Energias de Portugal SA	428,329	1,409	Skanska AB	10,397	176
Electric Power Development Co Ltd	4,400	136	Taisei Corp	38,000	76
Enel SpA	169,931	834	Vinci SA	11,085	537
Fortum OYJ	82,665	1,923	WorleyParsons Ltd	7,261	152
GDF Suez	376,815	12,517		$ 7,013
Hokuriku Electric Power Co	6,600	146	Entertainment - 0.03%
Hongkong Electric Holdings Ltd	37,000	224	Oriental Land Co Ltd/Japan	1,900	159
Iberdrola SA	101,754	718	TABCORP Holdings Ltd	22,964	142
International Power PLC	475,671	2,672	Tatts Group Ltd	48,231	107
Kansai Electric Power Co Inc/The	19,500	473		$ 408
Kyushu Electric Power Co Inc	9,800	222	Food - 6.33%
National Grid PLC	79,419	635	Ajinomoto Co Inc	25,000	237
Public Power Corp SA	52,096	829	Aryzta AG	3,067	125
Red Electrica Corporacion SA	4,122	181	Associated British Foods PLC	102,755	1,656
RWE AG	10,766	761	Carrefour SA	33,292	1,533
RWE AG	1,485	96	Casino Guichard Perrachon SA	2,082	181
Scottish & Southern Energy PLC	23,813	414	Danone	277,869	15,585
SP AusNet	51,001	37	Delhaize Group SA	2,928	216
Terna Rete Elettrica Nazionale SpA	49,030	204	J Sainsbury PLC	35,615	192
Tohoku Electric Power Co Inc	11,000	238	Kerry Group PLC	5,339	170
Tokyo Electric Power Co Inc/The	118,052	3,242	Kesko OYJ	2,563	99
	$ 32,135		Kikkoman Corp	6,000	64
Electrical Components & Equipment - 1.28%			Koninklijke Ahold NV	34,547	443
Brother Industries Ltd	8,800	94	MEIJI Holdings Co Ltd	2,600	112
Casio Computer Co Ltd	9,000	65	Metcash Ltd	327,865	1,320
Furukawa Electric Co Ltd	24,000	107	Metro AG	34,700	1,926
Hitachi Ltd	118,000	481	Nestle SA	255,842	12,649
Legrand SA	4,967	162	Nisshin Seifun Group Inc	7,000	86
Mabuchi Motor Co Ltd	1,000	50	Nissin Foods Holdings Co Ltd	2,500	88
Mitsubishi Electric Corp	48,000	418
See accompanying notes			91

Schedule of Investments
International Fund I
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Food (continued)			Holding Companies - Diversified (continued)
Orkla ASA	29,679 $	246	LVMH Moet Hennessy Louis Vuitton SA	24,458 $	2,984
Parmalat SpA	65,189	158	Noble Group Ltd	113,091	137
Tate & Lyle PLC	159,897	1,128	NWS Holdings Ltd	32,000	60
Tesco PLC	2,492,390	15,278	Swire Pacific Ltd	862,500	10,482
Toyo Suisan Kaisha Ltd	3,000	65	Wharf Holdings Ltd	311,000	1,701
Unilever NV	625,539	18,402		$ 37,635
Unilever PLC	84,443	2,399	Home Builders - 1.14%
Want Want China Holdings Ltd	6,063,000	4,746	Daiwa House Industry Co Ltd	18,000	177
WM Morrison Supermarkets PLC	47,729	198	Sekisui Chemical Co Ltd	2,102,000	14,258
Woolworths Ltd	28,445	664		$ 14,435
Yakult Honsha Co Ltd	3,700	107	Home Furnishings - 0.26%
Yamazaki Baking Co Ltd	5,000	63	Electrolux AB	9,084	203
	$ 80,136		Matsushita Electric Industrial Co Ltd	154,200	2,038
Food Service - 0.03%			Sharp Corp/Japan	25,000	274
Compass Group PLC	48,059	400	Sony Corp	25,200	789
				$ 3,304
Forest Products & Paper - 0.07%			Insurance - 4.26%
Nippon Paper Group Inc	3,600	96	Admiral Group PLC	7,686	175
OJI Paper Co Ltd	32,000	155	Aegon NV (a)	131,648	792
Stora Enso OYJ	22,374	181	Ageas	385,700	1,062
Svenska Cellulosa AB	14,716	213	Allianz SE	12,320	1,424
UPM-Kymmene OYJ	13,373	194	AMP Ltd	333,500	1,599
	$ 839		Assicurazioni Generali SpA	30,533	615
Gas - 0.63%			Aviva PLC	364,955	2,046
Centrica PLC	697,546	3,327	AXA SA	200,212	3,691
Enagas	6,886	127	Baloise Holding AG	20,135	1,613
Gas Natural SDG SA	121,902	2,038	CNP Assurances	5,608	116
Hong Kong & China Gas Co Ltd	95,900	239	Dai-ichi Life Insurance Co Ltd/The	177	251
Osaka Gas Co Ltd	44,000	162	Hannover Rueckversicherung AG	2,270	109
Snam Rete Gas SpA	32,764	154	ING Groep NV (a)	1,467,958	14,118
Tokyo Gas Co Ltd	418,000	1,902	Insurance Australia Group Ltd	46,962	145
	$ 7,949		Legal & General Group PLC	153,678	216
Hand & Machine Tools - 0.32%			Mapfre SA	27,655	91
Fuji Electric Holdings Co Ltd	21,000	58	MS&AD Insurance Group Holdings	62,770	1,396
Makita Corp	30,900	892	Muenchener Rueckversicherungs AG	17,914	2,487
Sandvik AB	25,720	332	NKSJ Holdings Inc	198,000	1,157
Schindler Holding AG	813	72	Old Mutual PLC	122,478	232
Schindler Holding AG	1,836	165	Ping An Insurance Group Co of China Ltd (c)	1,303,500	10,799
SMC Corp/Japan	11,100	1,470	Prudential PLC	66,390	578
THK Co Ltd	50,700	1,002	QBE Insurance Group Ltd	28,951	437
	$ 3,991		RSA Insurance Group PLC	92,258	185
Healthcare - Products - 0.75%			Sampo OYJ	10,963	268
Cie Generale d'Optique Essilor International SA	27,887	1,745	SCOR SE	6,248	137
Cochlear Ltd	2,174	139	Sony Financial Holdings Inc	240	871
Coloplast A/S	859	89	Standard Life PLC	51,300	163
Elekta AB	46,900	1,360	Storebrand ASA (a)	283,600	1,682
Fresenius SE	1,058	74	Swiss Reinsurance Co Ltd	7,938	366
Getinge AB	7,567	168	T&D Holdings Inc	47,300	1,036
Luxottica Group SpA	18,500	481	Tokio Marine Holdings Inc	18,866	517
ResMed Inc (a)	148,304	971	Zurich Financial Services	15,195	3,547
Smith & Nephew PLC	19,928	173		$ 53,921
Sonova Holding AG	10,558	1,281	Internet - 0.82%
SSL International PLC	49,782	923	Ctrip.com International Ltd ADR(a)	184,871	7,443
Straumann Holding AG	300	66	Dena Co Ltd	2,700	75
Synthes Inc	1,331	153	Iliad SA	12,217	1,075
Terumo Corp	17,300	908	Rakuten Inc	1,499	1,149
William Demant Holding AS (a)	12,598	923	SBI Holdings Inc/Japan	765	102
	$ 9,454		United Internet AG	27,329	338
Healthcare - Services - 0.83%			Yahoo! Japan Corp	558	215
Amil Participacoes SA	932,045	8,055		$ 10,397
Fresenius Medical Care AG & Co KGaA	26,949	1,476	Investment Companies - 0.08%
Ramsay Health Care Ltd	71,322	913	Delek Group Ltd	151	35
	$ 10,444		Discount Investment Corp	968	19
Holding Companies - Diversified - 2.97%			Eurazeo	1,114	71
Cie Nationale a Portefeuille	1,057	51	Investor AB	11,896	224
GEA Group AG	398,075	8,907	Israel Corp Ltd/The (a)	88	66
Groupe Bruxelles Lambert SA	3,102	241	K-Green Trust (a)	400	—
Hutchison Whampoa Ltd	56,000	370	Kinnevik Investment AB	8,221	154
Jardine Strategic Holdings Ltd	450,000	10,566	Resolution Ltd	74,181	278
Keppel Corp Ltd	311,000	2,136

See accompanying notes			92

Schedule of Investments
International Fund I
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Investment Companies (continued)			Media (continued)
Resolution Ltd - Rights (a)	84,671 $	116	WPP PLC	87,145 $	927
	$ 963			$ 9,501
Iron & Steel - 1.13%			Metal Fabrication & Hardware - 0.24%
ArcelorMittal	19,405	592	Assa Abloy AB	7,957	176
Fortescue Metals Group Ltd (a)	47,443	184	Johnson Matthey PLC	53,725	1,425
JFE Holdings Inc	12,000	372	NSK Ltd	16,000	114
Kobe Steel Ltd	94,000	197	NTN Corp	158,000	686
Nippon Steel Corp	117,000	400	SKF AB	9,938	190
OneSteel Ltd	50,587	137	Tenaris SA	10,809	216
Sumitomo Metal Industries Ltd	431,000	1,042	Vallourec SA	2,770	270
ThyssenKrupp AG	379,962	11,257		$ 3,077
Voestalpine AG	4,167	133	Mining - 5.43%
	$ 14,314		Anglo American PLC (a)	44,499	1,763
Leisure Products & Services - 0.14%			BHP Billiton Ltd	207,343	7,525
Carnival PLC	6,380	230	BHP Billiton PLC	183,368	5,615
Sega Sammy Holdings Inc	89,900	1,322	Boliden AB	10,379	123
TUI AG (a)	5,220	54	Dowa Holdings Co Ltd	9,000	47
Yamaha Motor Co Ltd (a)	9,600	125	Eurasian Natural Resources Corp PLC	715,413	10,176
	$ 1,731		Kazakhmys PLC	8,158	156
Lodging - 0.15%			Lihir Gold Ltd	415,000	1,528
Accor SA	24,434	791	Mitsubishi Materials Corp	267,000	711
City Developments Ltd	21,000	187	Mitsui Mining & Smelting Co Ltd	21,000	57
Crown Ltd	17,168	124	Newcrest Mining Ltd	390,614	11,560
Genting Singapore PLC (a)	230,200	215	Orica Ltd	9,048	206
Intercontinental Hotels Group PLC	9,820	170	OZ Minerals Ltd (a)	118,905	132
Sands China Ltd (a)	76,000	117	Randgold Resources Ltd	2,030	183
Shangri-La Asia Ltd	48,000	97	Rio Tinto Ltd	40,089	2,561
Sky City Entertainment Group Ltd	21,685	48	Rio Tinto PLC	365,785	18,967
Wynn Macau Ltd (a)	58,800	100	Sumitomo Metal Mining Co Ltd	20,000	266
	$ 1,849		Tek Cominco Limited	93,110	3,278
Machinery - Construction & Mining - 0.08%			Umicore	64,353	2,170
Atlas Copco AB - A Shares	17,115	280	Vedanta Resources PLC	22,434	860
Atlas Copco AB - B Shares	14,791	221	Xstrata PLC	53,381	851
Hitachi Construction Machinery Co Ltd	3,700	75		$ 68,735
Komatsu Ltd	23,700	498	Miscellaneous Manufacturing - 1.65%
	$ 1,074		Alfa Laval AB	12,793	198
Machinery - Diversified - 0.29%			FUJIFILM Holdings Corp	45,200	1,412
Alstom SA	5,239	274	Konica Minolta Holdings Inc	18,000	190
Amada Co Ltd	14,000	92	Olympus Corp	8,200	220
Fanuc Ltd	4,800	567	Siemens AG	187,849	18,301
IHI Corp	50,000	88	Smiths Group PLC	10,229	179
Kawasaki Heavy Industries Ltd	53,000	132	Tomkins PLC	33,377	170
Kone OYJ	4,044	184	Wartsila OYJ	2,982	157
Kubota Corp	89,000	706		$ 20,827
MAN SE	9,620	895	Office & Business Equipment - 0.42%
Metso OYJ	4,841	191	Canon Inc	81,800	3,565
Mitsubishi Heavy Industries Ltd	76,000	285	Neopost SA	1,188	92
Sumitomo Heavy Industries Ltd	21,000	123	Ricoh Co Ltd	119,000	1,649
Zardoya Otis SA	5,324	83	Seiko Epson Corp	4,900	64
	$ 3,620			$ 5,370
Media - 0.75%			Oil & Gas - 7.48%
British Sky Broadcasting Group PLC	29,236	326	Arrow Energy Ltd (a),(c)	22,231	94
Fairfax Media Ltd	80,267	107	BG Group PLC	1,332,284	21,355
Fuji Media Holdings Inc	319	462	BP PLC	1,185,865	7,554
ITV PLC (a)	1,154,300	936	Cairn Energy PLC (a)	1,235,139	9,047
Mediaset SpA	263,101	1,692	Caltex Australia Ltd	5,125	48
Metropole Television SA	2,438	54	Dart Energy Ltd (a)	11,115	8
Modern Times Group AB	19,100	1,197	ENI SpA	383,869	7,849
PagesJaunes Groupe SA	4,771	53	Galp Energia SGPS SA	83,209	1,361
Pearson PLC	88,170	1,369	Idemitsu Kosan Co Ltd	800	60
Reed Elsevier NV	17,662	229	Inpex Corp	30	147
Reed Elsevier PLC	32,311	280	Japan Petroleum Exploration Co	1,100	43
Sanoma OYJ	3,065	61	JX Holdings Inc (a)	50,220	272
Singapore Press Holdings Ltd	57,000	173	Niko Resources Ltd	99,049	10,683
Societe Television Francaise 1	4,514	72	Oil Search Ltd	200,428	1,059
Television Broadcasts Ltd	10,000	46	OMV AG	5,667	190
United Business Media Ltd	61,300	529	Origin Energy Ltd	114,916	1,605
Vivendi SA	31,815	765	Repsol YPF SA	16,492	389
Wolters Kluwer NV	11,049	223	Royal Dutch Shell PLC - A Shares	309,179	8,511
			Royal Dutch Shell PLC - B Shares	207,004	5,455

See accompanying notes			93

Schedule of Investments
International Fund I
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas (continued)			REITS - 0.62%
Santos Ltd	98,592 $	1,186	Ascendas Real Estate Investment Trust	950,333 $	1,481
Seadrill Ltd	10,745	249	British Land Co PLC	199,434	1,445
Showa Shell Sekiyu KK	7,100	52	CapitaMall Trust	86,000	121
Statoil ASA	25,187	509	CFS Retail Property Trust	66,431	113
Suncor Energy Inc	358,855	11,830	Corio NV	2,242	132
Total SA	47,612	2,402	Dexus Property Group	183,301	135
Tullow Oil PLC	116,018	2,241	Goodman Group	236,425	132
Woodside Petroleum Ltd	13,836	521	ICADE	876	83
	$ 94,720		Japan Prime Realty Investment Corp	25	56
Oil & Gas Services - 1.18%			Japan Real Estate Investment Corp	18	159
Amec PLC	745,515	10,212	Japan Retail Fund Investment Corp	60	77
Cie Generale de Geophysique-Veritas (a)	36,800	711	Klepierre	3,466	111
Petrofac Ltd	9,875	194	Land Securities Group PLC	17,122	165
Saipem SpA	89,692	3,226	Mirvac Group	114,890	138
Technip SA	8,700	579	Nippon Building Fund Inc	19	162
	$ 14,922		Stockland	53,831	185
Packaging & Containers - 0.82%			Unibail-Rodamco SE	2,054	405
Amcor Ltd/Australia	1,520,342	9,023	Westfield Group	248,145	2,741
Rexam PLC	170,800	828		$ 7,841
Toyo Seikan Kaisha Ltd	35,400	568	Retail - 2.43%
	$ 10,419		ABC-Mart Inc	16,500	537
Pharmaceuticals - 5.29%			Aeon Co Ltd	23,100	247
Alfresa Holdings Corp	1,500	69	Autogrill SpA (a)	4,361	54
Astellas Pharma Inc	54,100	1,835	Carphone Warehouse Group PLC (a)	286,550	1,034
AstraZeneca PLC	38,405	1,951	Cie Financiere Richemont SA	61,365	2,394
Chugai Pharmaceutical Co Ltd	8,400	147	David Jones Ltd	274,721	1,193
Daiichi Sankyo Co Ltd	16,800	313	Esprit Holdings Ltd	28,856	181
Dainippon Sumitomo Pharma Co Ltd	66,000	494	Fast Retailing Co Ltd	1,300	195
Eisai Co Ltd	6,300	215	Harvey Norman Holdings Ltd	182,928	579
GlaxoSmithKline PLC	140,673	2,452	Hennes & Mauritz AB	47,446	1,495
Kobayashi Pharmaceutical Co Ltd	14,200	599	Inditex SA	21,783	1,441
Medipal Holdings Corp	5,500	64	J Front Retailing Co Ltd	18,000	82
Mitsubishi Tanabe Pharma Corp	68,000	995	Kingfisher PLC	3,337,384	11,275
Novartis AG	438,801	21,294	Lawson Inc	15,500	712
Novo Nordisk A/S	70,275	6,011	Lifestyle International Holdings Ltd	22,000	46
Ono Pharmaceutical Co Ltd	3,200	132	Marks & Spencer Group PLC	35,615	192
Orion OYJ	3,399	66	Marui Group Co Ltd	72,100	506
Roche Holding AG	32,848	4,272	Matsumotokiyoshi Holdings Co Ltd	33,000	736
Sanofi-Aventis SA	78,194	4,541	McDonald's Holdings Co Japan Ltd	2,500	56
Santen Pharmaceutical Co Ltd	2,800	94	Next PLC	7,142	241
Shire PLC	167,624	3,827	Nitori Co Ltd	11,000	949
Suzuken Co Ltd	2,400	84	PPR	21,953	2,936
Taisho Pharmaceutical Co	25,000	486	Seven & I Holdings Co Ltd	19,600	469
Takeda Pharmaceutical Co Ltd	19,800	909	Shimamura Co Ltd	800	72
Teva Pharmaceutical Industries Ltd	69,178	3,370	Swatch Group AG/The	1,641	92
Teva Pharmaceutical Industries Ltd ADR	258,874	12,646	Swatch Group AG/The	794	246
Tsumura & Co	2,300	69	Takashimaya Co Ltd	10,000	77
	$ 66,935		UNY Co Ltd	7,100	55
Real Estate - 0.55%			USS Co Ltd	860	65
Aeon Mall Co Ltd	3,100	68	Wesfarmers Ltd	72,965	2,052
CapitaLand Ltd	57,000	166	Wesfarmers Ltd - PPS	5,762	163
Cheung Kong Holdings Ltd	37,000	447	Whitbread PLC	6,666	147
China Overseas Land & Investment Ltd	600,000	1,285	Yamada Denki Co Ltd	3,130	212
Daito Trust Construction Co Ltd	2,900	158		$ 30,731
Fraser and Neave Ltd	37,000	149	Semiconductors - 1.16%
Hang Lung Properties Ltd	367,000	1,531	ARM Holdings PLC	36,111	186
Henderson Land Development Co Ltd	28,000	174	ASM Pacific Technology Ltd	7,500	69
Hopewell Holdings Ltd	21,500	68	ASML Holding NV	61,373	1,957
Hysan Development Co Ltd	24,000	75	Elpida Memory Inc (a)	43,000	647
IMMOFINANZ AG (a)	37,599	124	Infineon Technologies AG (a)	213,407	1,437
Keppel Land Ltd	27,000	80	Rohm Co Ltd	6,900	435
Kerry Properties Ltd	27,000	136	Samsung Electronics Co Ltd	12,370	8,469
Mitsubishi Estate Co Ltd	101,000	1,424	Shinko Electric Industries Co Ltd	2,500	33
Mitsui Fudosan Co Ltd	22,000	326	STMicroelectronics NV	24,115	199
New World Development Ltd	97,000	173	Sumco Corp	4,400	84
Sumitomo Realty & Development Co Ltd	244	5	Tokyo Electron Ltd	21,300	1,144
Sun Hung Kai Properties Ltd	31,658	465		$ 14,660
UOL Group Ltd	18,000	52	Shipbuilding - 0.02%
Wheelock & Co Ltd	35,000	109	Mitsui Engineering & Shipbuilding Co Ltd	26,000	54
	$ 7,015		SembCorp Marine Ltd	31,000	91

See accompanying notes			94

Schedule of Investments
International Fund I
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Shipbuilding (continued)			Transportation (continued)
Yangzijiang Shipbuilding Holdings Ltd	55,000 $	59	Orient Overseas International Ltd	137,500 $	1,074
	$ 204		TNT NV	9,434	282
Software - 1.67%			Toll Holdings Ltd	25,214	136
Dassault Systemes SA	2,226	145	West Japan Railway Co	65	241
Oracle Corp Japan	1,500	80	Yamato Holdings Co Ltd	15,000	186
Playtech Ltd	139,212	967			$ 13,976
Sage Group PLC	2,717,388	10,186	Water - 0.02%
SAP AG	96,296	4,407	Veolia Environnement	8,917	237
Totvs SA	72,425	5,298
	$ 21,083		TOTAL COMMON STOCKS		$ 1,232,413
Storage & Warehousing - 0.00%			PREFERRED STOCKS - 0.03%	Shares Held Value (000's)
Mitsubishi Logistics Corp	4,000	46	Automobile Manufacturers - 0.01%
			Bayerische Motoren Werke AG	1,967	72
Telecommunications - 4.89%
Belgacom SA	5,850	210	Consumer Products - 0.02%
Bezeq Israeli Telecommunication Corp Ltd	65,074	146	Henkel AG & Co KGaA	5,169	258
BT Group PLC	216,373	483
Deutsche Telekom AG	132,210	1,775	TOTAL PREFERRED STOCKS		$ 330
Eutelsat Communications	3,737	138		Maturity
France Telecom SA	41,508	869		Amount
Inmarsat PLC	16,499	191	REPURCHASE AGREEMENTS - 1.25%	(000's)	Value (000's)
KDDI Corp	65	316	Banks - 1.25%
Koninklijke KPN NV	554,904	7,723	Investment in Joint Trading Account; Bank of	$ 4,113	$ 4,113
Millicom International Cellular SA	2,119	196	America Repurchase Agreement; 0.19%
Mobistar SA	1,038	60	dated 07/30/10 maturing 08/02/10
NICE Systems Ltd (a)	2,376	69	(collateralized by US Treasury Notes;
Nippon Telegraph & Telephone Corp	13,600	565	$4,195,290; 1.38% - 3.63%; dated 05/15/12 -
Nokia OYJ	84,298	779	08/15/19)
NTT DoCoMo Inc	1,416	2,254	Investment in Joint Trading Account; Credit Suisse	3,630	3,629
PCCW Ltd	140,000	43	Repurchase Agreement; 0.20% dated
Portugal Telecom SGPS SA	22,411	247	07/30/10 maturing 08/02/10 (collateralized by
SES SA	65,991	1,630	US Treasury Note; $3,702,619; 2.00%; dated
Singapore Telecommunications Ltd	198,000	454	11/30/13)
Softbank Corp	98,805	2,956	Investment in Joint Trading Account; Deutsche	4,113	4,113
Swisscom AG	8,412	3,149	Bank Repurchase Agreement; 0.19% dated
TalkTalk Telecom Group PLC (a)	747,200	1,436	07/30/10 maturing 08/02/10 (collateralized by
Tele2 AB	11,767	209	Sovereign Agency Issues; $4,195,289; 0.00%;
Telecom Corp of New Zealand Ltd	71,963	104	dated 08/11/10 - 01/24/11)
Telecom Italia SpA	260,961	332	Investment in Joint Trading Account; Morgan	3,920	3,921
Telecom Italia SpA - RNC	229,584	239	Stanley Repurchase Agreement; 0.20% dated
Telefonaktiebolaget LM Ericsson	215,967	2,384	07/30/10 maturing 08/02/10 (collateralized by
Telefonica SA	198,118	4,497	Sovereign Agency Issues; $3,998,828; 3.00%
Telenor ASA	138,261	2,134	- 6.88%; dated 09/15/10 - 07/28/14)
TeliaSonera AB	62,599	453			$ 15,776
Telstra Corp Ltd	108,750	317	TOTAL REPURCHASE AGREEMENTS		$ 15,776
Vodafone Group PLC	10,937,828	25,530	Total Investments		$ 1,248,519
	$ 61,888		Other Assets in Excess of Liabilities, Net - 1.35%		$ 17,145
Textiles - 0.03%			TOTAL NET ASSETS - 100.00%		$ 1,265,664
Kuraray Co Ltd	13,000	163
Toray Industries Inc	38,000	204
	$ 367		(a) Non-Income Producing Security
Toys, Games & Hobbies - 0.18%			(b)		Security exempt from registration under Rule 144A of the Securities Act of
Nintendo Co Ltd	8,100	2,265	1933. These securities may be resold in transactions exempt from
			registration, normally to qualified institutional buyers. Unless otherwise
Transportation - 1.10%			indicated, these securities are not considered illiquid. At the end of the
AP Moller - Maersk A/S - B shares	32	270	period, the value of these securities totaled $6,721 or 0.53% of net assets.
Asciano Group (a)	111,174	170	(c)		Market value is determined in accordance with procedures established in
Central Japan Railway Co	37	302	good faith by the Board of Directors. At the end of the period, the value of
ComfortDelgro Corp Ltd	71,000	84	these securities totaled $10,893 or 0.86% of net assets.
Deutsche Post AG	135,789	2,358
DSV A/S	7,968	142
East Japan Railway Co	50,100	3,230
Firstgroup PLC	18,502	107	Unrealized Appreciation (Depreciation)
Kawasaki Kisen Kaisha Ltd	25,000	107	The net federal income tax unrealized appreciation (depreciation) and federal tax
Keio Corp	22,000	148	cost of investments held as of the period end were as follows:
Keisei Electric Railway Co Ltd	10,000	60
Kuehne + Nagel International AG	21,894	2,348	Unrealized Appreciation		$ 49,631
Mitsui OSK Lines Ltd	128,000	866	Unrealized Depreciation		(64,064)
Neptune Orient Lines Ltd/Singapore (a)	34,000	51	Net Unrealized Appreciation (Depreciation)		$ (14,433)
Nippon Express Co Ltd	385,000	1,568	Cost for federal income tax purposes		$ 1,262,952
Nippon Yusen KK	58,000	246	All dollar amounts are shown in thousands (000's)
See accompanying notes			95

Schedule of Investments
International Fund I
July 31, 2010 (unaudited)

Portfolio Summary (unaudited)
Country		Percent
United Kingdom		18.86%
Japan		17.29%
France		8.15%
Germany		7.59%
Switzerland		6.82%
Australia		6.66%
Netherlands		5.12%
Hong Kong		2.88%
China		2.33%
Brazil		2.17%
Canada		2.03%
Belgium		1.98%
Italy		1.95%
Spain		1.68%
Norway		1.42%
Israel		1.39%
United States		1.34%
Korea, Republic Of		1.33%
Sweden		1.18%
Denmark		0.88%
Singapore		0.81%
Thailand		0.77%
Luxembourg		0.75%
India		0.70%
Ireland		0.68%
Turkey		0.47%
Finland		0.33%
Portugal		0.26%
Greece		0.25%
Austria		0.21%
Papua New Guinea		0.20%
Virgin Islands, British		0.08%
Guernsey		0.03%
Macao		0.02%
Bermuda		0.02%
New Zealand		0.01%
Jersey, Channel Islands		0.01%
Other Assets in Excess of Liabilities, Net		1.35%
TOTAL NET ASSETS		100.00%

Futures Contracts

						Unrealized
Type	Long/Short	Contracts		Notional Value	Current Market Value	Appreciation/(Depreciation)
eMini MSCI EAFE; September 2010	Long	272	$ 19,066		$ 20,013	$ 947
S&P 500; September 2010	Long	31		8,469	8,512	43
						$ 990

All dollar amounts are shown in thousands (000's)

See accompanying notes			96

Schedule of Investments
International Growth Fund
July 31, 2010 (unaudited)

COMMON STOCKS - 97.65%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 1.25%			Commercial Services (continued)
Elbit Systems Ltd	72,880 $	4,048	Rentokil Initial PLC (a)	3,157,755 $	5,069
Rolls-Royce Group PLC (a)	783,896	7,134		$ 17,494
Safran SA	172,998	4,669	Computers - 1.32%
	$ 15,851		Fujitsu Ltd	903,000	6,428
Agriculture - 0.81%			TDK Corp	172,500	10,402
British American Tobacco PLC	206,952	7,125		$ 16,830
Golden Agri-Resources Ltd - Warrants (a)	895,502	73	Consumer Products - 1.22%
Imperial Tobacco Group PLC	107,089	3,031	Reckitt Benckiser Group PLC	315,937	15,492
	$ 10,229
Apparel - 1.59%			Cosmetics & Personal Care - 1.14%
Christian Dior SA	66,440	7,200	L'Oreal SA	138,181	14,499
Gildan Activewear (a)	260,411	8,012
Yue Yuen Industrial Holdings Ltd	1,537,423	4,988	Distribution & Wholesale - 0.90%
	$ 20,200		ITOCHU Corp	197,600	1,542
Automobile Manufacturers - 1.86%			Marubeni Corp	1,032,000	5,542
Daimler AG (a)	285,204	15,294	Sumitomo Corp	411,200	4,369
Honda Motor Co Ltd	107,300	3,365		$ 11,453
Scania AB	267,646	4,934	Electric - 0.24%
	$ 23,593		Hongkong Electric Holdings Ltd	511,500	3,098
Automobile Parts & Equipment - 3.02%
Aisin Seiki Co Ltd	174,400	4,875	Electrical Components & Equipment - 0.45%
Continental AG (a)	93,433	5,966	Hitachi Ltd	1,402,000	5,712
Magna International Inc (a)	133,400	9,931
Sumitomo Electric Industries Ltd	853,000	9,972	Electronics - 3.54%
Tokai Rika Co Ltd	187,800	3,189	Alps Electric Co Ltd	346,400	3,135
Valeo SA (a)	122,887	4,390	Keyence Corp	47,400	10,918
	$ 38,323		Koninklijke Philips Electronics NV	324,722	10,118
Banks - 7.70%			Kyocera Corp	63,800	5,694
Australia & New Zealand Banking Group Ltd	203,546	4,245	Murata Manufacturing Co Ltd	149,700	7,399
Banca Generali SpA	327,109	3,638	Taiyo Yuden Co Ltd	603,000	7,719
Barclays PLC	1,177,294	6,148		$ 44,983
BNP Paribas	43,926	3,017	Engineering & Contruction - 2.05%
Danske Bank A/S (a)	174,566	4,112	ABB Ltd (a)	174,500	3,521
Lloyds Banking Group PLC (a)	18,446,540	20,048	Aker Solutions ASA	347,470	4,504
Nordea Bank AB	799,730	7,998	Hochtief AG	100,792	6,515
Resona Holdings Inc	675,100	7,416	Imtech NV	131,839	3,672
Royal Bank of Canada	55,393	2,895	Vinci SA	160,513	7,771
Standard Chartered PLC	324,456	9,378		$ 25,983
Svenska Handelsbanken AB	150,989	4,333	Food - 8.56%
Torinto Dominion Bank	48,107	3,423	Aryzta AG	181,139	7,408
UBS AG (a)	288,767	4,934	Danisco A/S	63,010	4,792
United Overseas Bank Ltd	726,000	10,603	Delhaize Group SA	69,793	5,154
Westpac Banking Corp	258,594	5,612	Fuji Oil Co Ltd	249,800	3,689
	$ 97,800		Koninklijke Ahold NV	765,802	9,830
Beverages - 1.43%			Nestle SA	676,650	33,453
Anheuser-Busch InBev NV	59,380	3,144	Nippon Suisan Kaisha Ltd	1,118,800	3,807
Carlsberg A/S	58,437	5,182	Parmalat SpA	2,866,185	6,940
Diageo PLC	193,538	3,362	Tesco PLC	1,236,676	7,581
Heineken NV	141,813	6,418	Unilever NV	615,364	18,103
	$ 18,106		Unilever PLC	280,101	7,960
Building Materials - 0.77%				$ 108,717
Asahi Glass Co Ltd	457,000	4,655	Food Service - 0.89%
Holcim Ltd	77,595	5,184	Compass Group PLC	1,365,147	11,353
	$ 9,839
Chemicals - 3.90%			Forest Products & Paper - 0.52%
Air Liquide SA	77,280	8,698	Sino-Forest Corp (a)	177,314	2,730
BASF SE	134,756	7,834	Svenska Cellulosa AB	270,221	3,900
Daicel Chemical Industries Ltd	475,000	3,365		$ 6,630
DuluxGroup Ltd (a)	147,828	332	Gas - 0.87%
K+S AG	64,451	3,420	Tokyo Gas Co Ltd	2,432,000	11,063
Koninklijke DSM NV	112,474	5,337
Mitsui Chemicals Inc	2,774,000	8,220	Hand & Machine Tools - 0.24%
Rhodia SA	190,024	3,922	Disco Corp	51,000	3,087
Tosoh Corp	3,136,000	8,385
	$ 49,513		Healthcare - Products - 1.23%
Commercial Services - 1.38%			Cie Generale d'Optique Essilor International SA	132,214	8,270
Aggreko PLC	195,755	4,706	Coloplast A/S	39,352	4,088
Babcock International Group PLC	384,279	3,340	Elekta AB	114,622	3,323
Dai Nippon Printing Co Ltd	362,000	4,379		$ 15,681

See accompanying notes			97

Schedule of Investments
International Growth Fund
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Services - 0.52%			Pharmaceuticals (continued)
Ramsay Health Care Ltd	520,622 $	6,660	GlaxoSmithKline PLC	921,630 $	16,067
			Novartis AG	311,788	15,130
Home Furnishings - 1.14%			Novo Nordisk A/S	203,161	17,378
Electrolux AB	424,965	9,477	Roche Holding AG	121,332	15,782
Indesit Co SpA	422,157	5,009	Sanofi-Aventis SA	70,431	4,091
	$ 14,486		Shire PLC	168,135	3,839
Insurance - 3.59%			Takeda Pharmaceutical Co Ltd	195,300	8,963
Allianz SE	70,664	8,168	Teva Pharmaceutical Industries Ltd	301,498	14,688
Helvetia Holding AG	8,270	2,564		$ 105,474
Sampo OYJ	290,148	7,089	Pipelines - 0.46%
Sony Financial Holdings Inc	2,621	9,511	Enbridge Inc	119,674	5,825
Tokio Marine Holdings Inc	443,000	12,132
Zurich Financial Services	26,251	6,129	Real Estate - 3.00%
	$ 45,593		Brookfield Asset Management Inc	474,404	11,896
Internet - 0.24%			Daito Trust Construction Co Ltd	149,700	8,144
ASOS PLC (a)	212,943	3,039	Henderson Land Development Co Ltd - Warrants	121,200	19
			(a)

Investment Companies - 1.06%			Midland Holdings Ltd	5,538,000	5,212
Delek Group Ltd	27,761	6,483	Mitsubishi Estate Co Ltd	909,000	12,815
Discount Investment Corp	160,040	3,070		$ 38,086
Pargesa Holding SA	56,432	3,879	Retail - 4.00%
	$ 13,432		Aeon Co Ltd	378,800	4,056
Machinery - Construction & Mining - 0.59%			Cie Financiere Richemont SA	348,287	13,591
Atlas Copco AB - A Shares	454,782	7,439	Inditex SA	130,954	8,661
			K's Holdings Corp	143,720	3,166
Machinery - Diversified - 0.47%			Marks & Spencer Group PLC	1,009,819	5,457
Kone OYJ	130,682	5,964	Swatch Group AG/The	24,412	7,560
			Whitbread PLC	179,038	3,955
Media - 1.38%			Yamada Denki Co Ltd	63,660	4,303
British Sky Broadcasting Group PLC	1,088,853	12,148		$ 50,749
Mediaset SpA	838,849	5,392	Semiconductors - 0.99%
	$ 17,540		Aixtron AG	139,416	4,176
Mining - 9.45%			ARM Holdings PLC	1,632,742	8,408
Anglo American PLC (a)	80,830	3,202		$ 12,584
BHP Billiton Ltd	1,028,551	37,333	Software - 0.49%
BHP Billiton PLC	534,219	16,359	Dassault Systemes SA	46,937	3,051
Eldorado Gold Corp	358,141	5,818	SAP AG	69,451	3,179
Golden Star Resources Ltd (a)	213,225	871		$ 6,230
Kingsgate Consolidated Ltd	273,690	2,422	Telecommunications - 4.61%
Kinross Gold Corp (a)	702,793	11,533	BT Group PLC	3,909,713	8,724
Newcrest Mining Ltd	411,223	12,169	Cable & Wireless Communications PLC	7,350,127	6,828
Orica Ltd	147,828	3,370	Koninklijke KPN NV	708,667	9,863
Rio Tinto PLC	348,862	18,089	NTT DoCoMo Inc	2,959	4,709
Umicore	263,288	8,879	Rogers Communications - Class B	290,048	10,086
	$ 120,045		Softbank Corp	303,300	9,075
Miscellaneous Manufacturing - 1.03%			Telenor ASA	601,948	9,289
Invensys PLC	922,324	3,864		$ 58,574
Siemens AG	94,294	9,187	Textiles - 0.25%
	$ 13,051		Toray Industries Inc	604,000	3,237
Office & Business Equipment - 0.28%
Canon Inc	81,500	3,552	Transportation - 2.15%
			Canadian National Railway (a)	253,103	15,922
Oil & Gas - 3.48%			Central Japan Railway Co	429	3,496
BG Group PLC	601,765	9,646	D/S Norden A/S	139,041	5,459
Canadian Natural Resources	79,184	2,727	Pacific Basin Shipping Ltd	3,142,000	2,378
Japan Petroleum Exploration Co	155,900	6,153		$ 27,255
Petrobank Energy & Resources Ltd (a)	196,405	8,091	Water - 0.62%
Statoil ASA	392,788	7,939	Pennon Group PLC	856,139	7,926
Suncor Energy Inc	98,324	3,241
Total SA	126,860	6,399	TOTAL COMMON STOCKS	$ 1,240,414
	$ 44,196		PREFERRED STOCKS - 0.76%	Shares Held Value (000's)
Oil & Gas Services - 2.67%			Consumer Products - 0.34%
Acergy SA	225,509	3,703	Henkel AG & Co KGaA	87,386	4,356
Saipem SpA	315,386	11,344
Subsea 7 Inc (a)	485,032	8,271	Media - 0.42%
Technip SA	74,806	4,981	ProSiebenSat.1 Media AG	304,615	5,373
TGS Nopec Geophysical Co ASA	426,624	5,649
	$ 33,948		TOTAL PREFERRED STOCKS	$ 9,729
Pharmaceuticals - 8.30%
AstraZeneca PLC	187,693	9,536

See accompanying notes			98

		Schedule of Investments
		International Growth Fund
		July 31, 2010 (unaudited)

	Maturity
	Amount
REPURCHASE AGREEMENTS - 3.62%	(000's)	Value (000's)
Banks - 3.62%
Investment in Joint Trading Account; Bank of	$ 11,977	$ 11,977
America Repurchase Agreement; 0.19%
dated 07/30/10 maturing 08/02/10
(collateralized by US Treasury Notes;
$12,216,402; 1.38% - 3.63%; dated 05/15/12
- 08/15/19)
Investment in Joint Trading Account; Credit Suisse	10,571	10,570
Repurchase Agreement; 0.20% dated
07/30/10 maturing 08/02/10 (collateralized by
US Treasury Note; $10,781,779; 2.00%;
dated 11/30/13)
Investment in Joint Trading Account; Deutsche	11,977	11,977
Bank Repurchase Agreement; 0.19% dated
07/30/10 maturing 08/02/10 (collateralized by
Sovereign Agency Issues; $12,216,403;
0.00%; dated 08/11/10 - 01/24/11)
Investment in Joint Trading Account; Morgan	11,416	11,416
Stanley Repurchase Agreement; 0.20% dated
07/30/10 maturing 08/02/10 (collateralized by
Sovereign Agency Issues; $11,644,322;
3.00% - 6.88%; dated 09/15/10 - 07/28/14)
		$ 45,940
TOTAL REPURCHASE AGREEMENTS		$ 45,940
Total Investments		$ 1,296,083
Liabilities in Excess of Other Assets, Net - (2.03)%		$ (25,791)
TOTAL NET ASSETS - 100.00%		$ 1,270,292

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 84,504
Unrealized Depreciation		(33,752)
Net Unrealized Appreciation (Depreciation)		$ 50,752
Cost for federal income tax purposes		$ 1,245,331
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Country		Percent
United Kingdom		20.22%
Japan		19.02%
Switzerland		9.38%
Canada		7.83%
France		6.37%
Germany		5.77%
Australia		5.67%
Netherlands		4.98%
United States		3.69%
Sweden		3.27%
Denmark		3.23%
Italy		2.54%
Israel		2.23%
Norway		2.17%
Hong Kong		1.44%
Belgium		1.36%
Finland		1.03%
Singapore		0.85%
Spain		0.68%
Ireland		0.30%
Liabilities in Excess of Other Assets, Net		(2.03)%
TOTAL NET ASSETS		100.00%

See accompanying notes		99

Schedule of Investments
International Value Fund I
July 31, 2010 (unaudited)

COMMON STOCKS - 97.02%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.03%			Banks (continued)
Dentsu Inc	4,800 $	120	Banco Bilbao Vizcaya Argentaria SA	233,560 $	3,146
Hakuhodo DY Holdings Inc	4,560	232	Banco Comercial Portugues SA	719,574	623
	$ 352		Banco Popolare SC	36,521	233
Aerospace & Defense - 2.77%			Banco Popular Espanol SA	50,499	336
BAE Systems PLC	133,674	655	Banco Santander SA	1,405,349	18,257
European Aeronautic Defence and Space Co NV (a)	571,034	13,529	Bank Hapoalim BM (a)	57,506	234
Finmeccanica SpA	72,111	792	Bank Leumi Le-Israel BM (a)	68,404	292
Meggitt PLC	90,213	424	Bank of Kyoto Ltd/The	18,000	150
MTU Aero Engines Holding AG	8,200	477	Bank of Nagoya Ltd/The	24,000	84
Rolls-Royce Group PLC (a)	1,352,050	12,305	Bank of the Ryukyus Ltd	800	9
	$ 28,182		Bankinter SA	16,715	125
Agriculture - 1.88%			BNP Paribas	176,633	12,133
British American Tobacco PLC	318,229	10,956	BOC Hong Kong Holdings Ltd	164,000	421
Japan Tobacco Inc	40	129	Chiba Bank Ltd/The	41,000	251
KT&G Corp	158,682	7,967	Chiba Kogyo Bank Ltd/The (a)	5,300	36
	$ 19,052		Chugoku Bank Ltd/The	9,000	105
Airlines - 1.06%			Chuo Mitsui Trust Holdings Inc	108,000	384
British Airways PLC (a)	11,511	40	Commonwealth Bank of Australia	140,906	6,700
Cathay Pacific Airways Ltd	173,000	385	Credit Agricole SA	29,315	401
Deutsche Lufthansa AG (a)	47,528	772	Credit Suisse Group AG	40,163	1,829
Qantas Airways Ltd (a)	146,100	327	Danske Bank A/S (a)	78,944	1,860
Singapore Airlines Ltd	801,000	9,201	DBS Group Holdings Ltd	188,172	1,993
	$ 10,725		Deutsche Bank AG	25,208	1,757
			Dexia SA (a)	31,384	154
Apparel - 1.13%
Christian Dior SA	11,000	1,192	DnB NOR ASA	216,967	2,695
Tokyo Style Co Ltd	4,000	32	Eighteenth Bank Ltd/The	20,000	56
Yue Yuen Industrial Holdings Ltd	3,154,500	10,234	Erste Group Bank AG	7,672	308
	$ 11,458		Fukuoka Financial Group Inc	80,000	334
			Gunma Bank Ltd/The	21,000	113
Automobile Manufacturers - 3.47%			Hachijuni Bank Ltd/The	22,000	126
Daihatsu Motor Co Ltd	6,000	71
Daimler AG (a)	63,517	3,406	Hang Seng Bank Ltd	35,600	493
			Hiroshima Bank Ltd/The	26,000	102
Fiat SpA	133,538	1,711	Hokuhoku Financial Group Inc	68,000	120
Fuji Heavy Industries Ltd	125,000	690	HSBC Holdings PLC	1,077,766	11,066
Hino Motors Ltd	58,000	255	HSBC Holdings PLC	1,244,973	12,619
Honda Motor Co Ltd	317,900	9,968	Hyakugo Bank Ltd/The	25,000	110
Isuzu Motors Ltd	32,000	94	Intesa Sanpaolo SpA	319,290	1,057
Kanto Auto Works Ltd	2,900	22	Intesa Sanpaolo SpA-RSP	52,224	136
Mazda Motor Corp	83,000	201	Israel Discount Bank Ltd (a)	151,296	277
Nissan Motor Co Ltd	221,100	1,699
Peugeot SA (a)	9,121	270	Iyo Bank Ltd/The	3,000	27
			Joyo Bank Ltd/The	35,000	141
Shinmaywa Industries Ltd	11,000	41	Kagoshima Bank Ltd/The	13,000	81
Toyota Auto Body Co Ltd	11,300	156	KBC Groep NV (a)	42,924	1,896
Toyota Motor Corp	437,000	15,427	Mitsubishi UFJ Financial Group Inc	2,933,400	14,566
Volkswagen AG	1,672	159	Miyazaki Bank Ltd/The	19,000	52
Volkswagen AG	6,746	715	Mizrahi Tefahot Bank Ltd (a)	28,106	233
Volvo AB - B Shares (a)	30,413	379
			Mizuho Financial Group Inc	1,147,200	1,873
	$ 35,264		National Australia Bank Ltd	167,029	3,798
Automobile Parts & Equipment - 0.15%			National Bank of Greece SA (a)	21,665	316
Aichi Machine Industry Co Ltd	10,000	32	Natixis (a)	156,664	837
Aisan Industry Co Ltd	4,400	35	Nishi-Nippon City Bank Ltd/The	37,000	108
Continental AG (a)	1,823	117
			Nordea Bank AB	516,829	5,168
NGK Spark Plug Co Ltd	8,000	104	Oita Bank Ltd/The	20,000	63
Pirelli & C SpA	6,606	46	Oversea-Chinese Banking Corp Ltd	167,000	1,109
Sanden Corp	1,000	3	Pohjola Bank PLC	7,844	98
Showa Corp	5,800	32	Resona Holdings Inc	16,600	182
Sumitomo Electric Industries Ltd	14,600	171	Royal Bank of Scotland Group PLC (a)	712,897	559
Sumitomo Rubber Industries Ltd	9,400	93	San-In Godo Bank Ltd/The	15,000	110
Takata Corp	8,300	164	Sapporo Hokuyo Holdings Inc	20,400	96
Topre Corp	6,100	44	Shinsei Bank Ltd	53,000	49
Toyo Tire & Rubber Co Ltd	28,000	65	Skandinaviska Enskilda Banken AB	1,766,849	12,160
Valeo SA (a)	12,600	450
			Societe Generale	82,440	4,752
Yokohama Rubber Co Ltd/The	32,000	171	Sumitomo Mitsui Financial Group Inc	146,800	4,547
	$ 1,527		Sumitomo Trust & Banking Co Ltd/The	143,000	796
Banks - 17.06%			Suncorp-Metway Ltd	151,569	1,148
77 Bank Ltd/The	30,000	159	Svenska Handelsbanken AB	130,560	3,747
Aichi Bank Ltd/The	1,300	82	Swedbank AB (a)	25,961	297
Akita Bank Ltd/The	2,000	7	Sydbank A/S (a)	2,479	62
Australia & New Zealand Banking Group Ltd	197,681	4,122	Tochigi Bank Ltd/The	13,000	54
Banca Monte dei Paschi di Siena SpA (a)	126,496	166	UBS AG (a)	919,152	15,706
Banca Popolare di Milano Scarl	92,516	490	UniCredit SpA	3,949,538	11,066
See accompanying notes			100

Schedule of Investments
International Value Fund I
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Banks (continued)			Computers (continued)
United Overseas Bank Ltd	59,000 $	862	Gemalto NV	127,144 $	5,219
Westpac Banking Corp	19,400	421	Japan Digital Laboratory Co Ltd	3,500	36
Yachiyo Bank Ltd/The	1,700	33	Logica PLC	265,000	451
Yamaguchi Financial Group Inc	11,000	103	NEC Fielding Ltd	2,400	28
	$ 173,267		Obic Co Ltd	380	72
Beverages - 0.51%			Otsuka Corp	600	39
Carlsberg A/S	27,930	2,477		$ 6,974
Coca Cola Hellenic Bottling Co SA	628	15	Consumer Products - 0.01%
Coca-Cola Amatil Ltd	32,000	332	Henkel AG & Co KGaA	2,533	105
Foster's Group Ltd	85,667	446
Heineken NV	32,100	1,453	Cosmetics & Personal Care - 0.01%
Kirin Holdings Co Ltd	31,000	414	Kose Corp	5,700	132
Mikuni Coca-Cola Bottling Co Ltd	1,600	13
	$ 5,150		Distribution & Wholesale - 0.83%
Building Materials - 0.39%			DCC PLC	6,685	164
Adelaide Brighton Ltd	50,200	144	Inabata & Co Ltd	7,200	33
Asahi Glass Co Ltd	85,000	865	ITOCHU Corp	199,300	1,555
Cie de St-Gobain	15,315	652	Itochu-Shokuhin Co Ltd	1,300	43
Fletcher Building Ltd	12,097	67	Japan Pulp & Paper Co Ltd	13,000	44
Fujitec Co Ltd	11,000	57	Jardine Cycle & Carriage Ltd	8,000	211
Holcim Ltd	21,916	1,464	Marubeni Corp	223,000	1,198
Italcementi SpA	14,000	115	Mitsubishi Corp	70,800	1,531
JS Group Corp	5,000	101	Mitsui & Co Ltd	192,800	2,473
Lafarge SA	7,923	432	Nagase & Co Ltd	13,000	143
Taiheiyo Cement Corp	31,000	42	San-Ai Oil Co Ltd	9,000	35
	$ 3,939		Sumitomo Corp	44,100	469
Chemicals - 7.55%			Toyota Tsusho Corp	35,500	540
Air Water Inc	8,000	87		$ 8,439
Akzo Nobel NV	278,884	16,428	Diversified Financial Services - 0.41%
Arkema SA	9,000	392	Aeon Credit Service Co Ltd	2,400	24
Asahi Kasei Corp	72,000	377	Credit Saison Co Ltd	8,000	102
BASF SE	124,869	7,259	Criteria Caixacorp SA	46,923	229
Bayer AG	154,848	8,902	Daiwa Securities Group Inc	57,000	247
Clariant AG (a)	41,000	543	GAM Holding Ltd	11,425	132
Daicel Chemical Industries Ltd	14,000	99	Guoco Group Ltd	24,000	236
Denki Kagaku Kogyo KK	25,000	126	Intermediate Capital Group PLC	74,000	308
DIC Corp	80,000	132	Investec PLC	84,090	653
Givaudan SA	11,983	11,043	London Stock Exchange Group PLC	27,200	276
Hitachi Chemical Co Ltd	5,700	114	Macquarie Group Ltd	20,729	698
Incitec Pivot Ltd	90,345	266	Mediobanca SpA - Warrants (a),(b)	13,120	—
Kaneka Corp	59,000	366	Mitsubishi UFJ Lease & Finance Co Ltd	5,930	209
Kansai Paint Co Ltd	11,000	93	Nomura Holdings Inc	126,100	702
Koninklijke DSM NV	6,283	298	ORIX Corp	4,340	342
Linde AG	129,398	15,094		$ 4,158
Mitsubishi Chemical Holdings Corp	112,500	581	Electric - 3.25%
Mitsubishi Gas Chemical Co Inc	12,000	67	AGL Energy Ltd	27,300	365
Mitsui Chemicals Inc	47,000	139	Chubu Electric Power Co Inc	47,600	1,180
Nippon Soda Co Ltd	11,000	39	Chugoku Electric Power Co Inc/The	16,300	338
Sakai Chemical Industry Co Ltd	10,000	40	CLP Holdings Ltd	112,000	827
Sekisui Jushi Corp	5,000	49	E.ON AG	431,736	12,901
Shin-Etsu Chemical Co Ltd	252,300	12,572	Edison SpA	828,000	972
Solvay SA	11,370	1,113	EDP - Energias de Portugal SA	99,051	326
Sumitomo Chemical Co Ltd	18,000	78	Electric Power Development Co Ltd	21,800	675
Tokuyama Corp	65,000	327	Enel SpA	648,432	3,184
Tosoh Corp	27,000	72	Fortum OYJ	17,587	409
	$ 76,696		GDF Suez	51,091	1,697
Commercial Services - 0.25%			Hongkong Electric Holdings Ltd	52,000	315
Adecco SA	4,433	226	Iberdrola SA	161,843	1,142
Dai Nippon Printing Co Ltd	88,000	1,064	International Power PLC	55,175	310
Intoll Group	126,044	168	Kansai Electric Power Co Inc/The	36,800	892
Kamigumi Co Ltd	13,000	102	Kyushu Electric Power Co Inc	42,000	951
Securitas AB	17,506	178	National Grid PLC	43,246	346
SIA Engineering Co Ltd	12,000	36	Public Power Corp SA	6,574	105
Sohgo Security Services Co Ltd	400	4	RWE AG	2,224	144
Toppan Printing Co Ltd	92,000	759	RWE AG	47,244	3,338
	$ 2,537		Scottish & Southern Energy PLC	16,180	281
Computers - 0.69%			SP AusNet	75,653	55
Atos Origin SA (a)	8,700	373	Tohoku Electric Power Co Inc	16,900	365
Cap Gemini SA	4,080	194	Tokyo Electric Power Co Inc/The	70,900	1,947
Fujitsu Ltd	79,000	562		$ 33,065

See accompanying notes			101

Schedule of Investments
International Value Fund I
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Electrical Components & Equipment - 0.52%			Food (continued)
Casio Computer Co Ltd	13,400 $	96	Yonekyu Corp	3,500 $	31
Fujikura Ltd	34,000	160		$ 6,721
Funai Electric Co Ltd	3,800	136	Food Service - 0.01%
HI-LEX Corp	3,300	46	Compass Group PLC	13,702	114
Hitachi Ltd	433,000	1,764
Johnson Electric Holdings Ltd	143,000	67	Forest Products & Paper - 0.47%
Mabuchi Motor Co Ltd	900	45	Chuetsu Pulp & Paper Co Ltd	12,000	22
Nexans SA	1,233	84	Holmen AB	2,958	78
Schneider Electric SA	24,166	2,787	Mondi PLC	76,000	537
Toshiba TEC Corp	22,000	80	Nippon Paper Group Inc	17,400	464
	$ 5,265		OJI Paper Co Ltd	47,000	227
Electronics - 0.34%			Sumitomo Forestry Co Ltd	400	3
Advantest Corp	4,600	99	Svenska Cellulosa AB	168,038	2,425
Hosiden Corp	7,100	76	UPM-Kymmene OYJ	73,090	1,061
Koninklijke Philips Electronics NV	62,510	1,948		$ 4,817
NEC Corp	261,000	704	Gas - 1.92%
Nippon Electric Glass Co Ltd	26,000	331	Enagas	626,898	11,568
Toshiba Corp	48,000	251	Gas Natural SDG SA	78,018	1,305
Yokogawa Electric Corp	4,000	24	Osaka Gas Co Ltd	77,000	284
	$ 3,433		Snam Rete Gas SpA	1,343,288	6,306
Engineering & Contruction - 3.32%				$ 19,463
Aker Solutions ASA	943,317	12,227	Hand & Machine Tools - 0.72%
Auckland International Airport Ltd	33,208	48	Fuji Electric Holdings Co Ltd	30,000	83
Balfour Beatty PLC	19,043	74	Makita Corp	3,300	96
Bilfinger Berger AG	2,600	148	Schindler Holding AG	89	8
Bouygues SA	9,217	389	SMC Corp/Japan	54,200	7,177
Chudenko Corp	2,100	24		$ 7,364
Flughafen Zuerich AG	247	81	Holding Companies - Diversified - 0.37%
Fomento de Construcciones y Contratas SA	9,200	239	Cie Nationale a Portefeuille	1,567	75
JGC Corp	328,000	5,425	GEA Group AG	4,583	103
Kinden Corp	6,000	54	Groupe Bruxelles Lambert SA	4,599	357
Koninklijke Boskalis Westminster NV	2,485	103	Hutchison Whampoa Ltd	124,000	819
Maeda Corp	7,000	19	Jardine Matheson Holdings Ltd	11,400	452
Maeda Road Construction Co Ltd	12,000	97	Jardine Strategic Holdings Ltd	9,000	211
MAp Group	13,962	37	NWS Holdings Ltd	46,000	86
Nippo Corp	13,000	91	Swire Pacific Ltd	51,000	620
SembCorp Industries Ltd	136,000	422	Wharf Holdings Ltd	191,000	1,045
Skanska AB	22,207	376		$ 3,768
Strabag SE	9,006	207	Home Builders - 0.04%
Toda Corp	24,000	77	Daiwa House Industry Co Ltd	25,000	246
Vinci SA	279,904	13,551	Mitsui Home Co Ltd	8,000	39
Yurtec Corp	8,000	32	Sekisui Chemical Co Ltd	23,000	156
	$ 33,721			$ 441
Entertainment - 1.42%			Home Furnishings - 0.23%
Mars Engineering Corp	1,800	31	Corona Corp	1,200	11
OPAP SA	333,260	4,929	Electrolux AB	40,500	903
Sankyo Co Ltd	169,300	8,289	Matsushita Electric Industrial Co Ltd	95,500	1,263
TABCORP Holdings Ltd	109,544	680	Sharp Corp/Japan	17,000	186
Tatts Group Ltd	230,033	510		$ 2,363
	$ 14,439		Insurance - 8.29%
Food - 0.66%			Allianz SE	18,429	2,130
Ajinomoto Co Inc	90,000	853	AMP Ltd	94,167	452
Associated British Foods PLC	12,922	208	Aviva PLC	2,284,351	12,810
Casino Guichard Perrachon SA	10,978	956	AXA Asia Pacific Holdings Ltd	20,495	101
Delhaize Group SA	25,930	1,915	AXA SA	517,501	9,539
Goodman Fielder Ltd	208,874	253	Baloise Holding AG	13,155	1,054
Kato Sangyo Co Ltd	4,200	64	CNP Assurances	8,268	171
Marudai Food Co Ltd	15,000	44	Dai-ichi Life Insurance Co Ltd/The	278	394
Maxvalu Nishinihon Co Ltd	1,900	25	Grupo Catalana Occidente SA	13,359	251
MEIJI Holdings Co Ltd	13,000	559	Hannover Rueckversicherung AG	3,353	162
Metcash Ltd	59,994	242	Helvetia Holding AG	1,500	465
Morinaga Milk Industry Co Ltd	27,000	103	ING Groep NV (a)	134,440	1,293
Nippon Beet Sugar Manufacturing Co Ltd	17,000	38	Legal & General Group PLC	1,433,615	2,014
Nippon Meat Packers Inc	9,000	118	Mapfre SA	55,694	184
Nisshin Seifun Group Inc	10,000	122	MS&AD Insurance Group Holdings	49,850	1,108
Nutreco NV	6,200	375	Muenchener Rueckversicherungs AG	82,901	11,511
Orkla ASA	44,004	365	NKSJ Holdings Inc	55,000	321
Parmalat SpA	96,020	232	Old Mutual PLC	1,133,572	2,149
Toyo Suisan Kaisha Ltd	4,000	86	Prudential PLC	110,012	957
Yamazaki Baking Co Ltd	7,000	89	QBE Insurance Group Ltd	62,329	942
Yokohama Reito Co Ltd	6,000	43
See accompanying notes			102

Schedule of Investments
International Value Fund I
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Insurance (continued)			Media (continued)
RSA Insurance Group PLC	193,937 $	388	WPP PLC	129,634 $	1,378
Sampo OYJ	17,161	419		$ 25,576
SCOR SE	9,189	202	Metal Fabrication & Hardware - 0.03%
Sony Financial Holdings Inc	4,393	15,941	Hanwa Co Ltd	18,000	73
Standard Life PLC	444,123	1,409	JFE Shoji Holdings Inc	23,000	94
Swiss Life Holding AG (a)	8,681	913	Nippon Steel Trading Co Ltd	9,000	26
Swiss Reinsurance Co Ltd	20,578	948	NTN Corp	25,000	109
T&D Holdings Inc	31,200	684	Sumikin Bussan Corp	18,000	39
Tokio Marine Holdings Inc	16,400	449		$ 341
Zurich Financial Services	63,704	14,873	Mining - 1.55%
	$ 84,234		Alumina Ltd	136,312	191
Internet - 0.01%			BHP Billiton Ltd	11,900	432
SBI Holdings Inc/Japan	564	75	Boliden AB	60,592	721
			Dowa Holdings Co Ltd	3,000	16
Investment Companies - 0.02%			Mitsui Mining & Smelting Co Ltd	31,000	85
Israel Corp Ltd/The (a)	134	101	Mongolia Energy Co Ltd (a)	113,000	43
Kinnevik Investment AB	6,041	113	Orica Ltd	14,133	322
	$ 214		Rio Tinto Ltd	6,500	415
Iron & Steel - 0.20%			Rio Tinto PLC	251,758	13,054
ArcelorMittal	30,648	934	Sumitomo Metal Mining Co Ltd	23,000	306
JFE Holdings Inc	22,300	690	Xstrata PLC	12,681	202
Kobe Steel Ltd	75,000	157		$ 15,787
OneSteel Ltd	42,018	114	Miscellaneous Manufacturing - 2.75%
Osaka Steel Co Ltd	4,900	76	CSR Ltd	84,595	132
Yodogawa Steel Works Ltd	14,000	59	FUJIFILM Holdings Corp	19,700	616
	$ 2,030		Konica Minolta Holdings Inc	43,500	458
Leisure Products & Services - 0.12%			Siemens AG	214,300	20,877
Fields Corp	30	36	Sulzer AG	52,023	5,394
Roland Corp	100	1	Tokai Rubber Industries Inc	10,900	130
Round One Corp	7,400	33	Tomkins PLC	17,146	87
Sega Sammy Holdings Inc	11,000	162	Wartsila OYJ	4,405	232
SRI Sports Ltd	34	35		$ 27,926
Thomas Cook Group PLC	142,000	405	Office & Business Equipment - 0.10%
TUI AG (a)	4,378	46	Neopost SA	1,768	137
Yamaha Motor Co Ltd (a)	41,700	541	Ricoh Co Ltd	33,000	457
	$ 1,259		Seiko Epson Corp	30,000	394
Lodging - 0.07%				$ 988
City Developments Ltd	9,000	80	Oil & Gas - 4.95%
Crown Ltd	25,201	181	BP PLC	1,470,298	9,366
Millennium & Copthorne Hotels PLC	47,000	358	Caltex Australia Ltd	7,390	69
Shangri-La Asia Ltd	22,000	45	Cosmo Oil Co Ltd	99,000	236
	$ 664		ENI SpA	91,083	1,862
Machinery - Construction & Mining - 0.01%			Inpex Corp	93	454
Hitachi Construction Machinery Co Ltd	5,200	106	Japan Petroleum Exploration Co	6,300	249
			JX Holdings Inc (a)	173,010	937
Machinery - Diversified - 1.36%			OMV AG	40,988	1,372
Amada Co Ltd	11,000	72	Repsol YPF SA	38,929	918
Fanuc Ltd	109,300	12,917	Royal Dutch Shell PLC - A Shares	110,600	3,046
Kubota Corp	40,000	317	Royal Dutch Shell PLC - A Shares	126,538	3,484
MAN SE	3,775	351	Royal Dutch Shell PLC - B Shares	516,782	13,619
Metso OYJ	2,534	100	Santos Ltd	30,030	361
Sintokogio Ltd	5,300	40	Seadrill Ltd	5,575	129
	$ 13,797		Showa Shell Sekiyu KK	47,000	346
Media - 2.52%			Statoil ASA	211,275	4,271
Fairfax Media Ltd	385,173	514	Total SA	117,294	5,917
Lagardere SCA	6,553	241	Transocean Ltd (a)	77,908	3,619
Mediaset SpA	39,107	251		$ 50,255
Metropole Television SA	2,325	52	Oil & Gas Services - 1.68%
PagesJaunes Groupe SA	6,968	77	Technip SA	257,051	17,117
Reed Elsevier NV	1,443,024	18,673
Reed Elsevier PLC	43,818	380	Packaging & Containers - 1.02%
Sanoma OYJ	4,481	89	Amcor Ltd/Australia	85,522	507
SKY Perfect JSAT Holdings Inc	370	131	Nihon Yamamura Glass Co Ltd	12,000	33
Television Broadcasts Ltd	16,000	74	Rengo Co Ltd	24,000	155
Tohokushinsha Film Corp	5,200	26	Rexam PLC	1,882,210	9,127
Tokyo Broadcasting System Holdings Inc	14,500	185	Toyo Seikan Kaisha Ltd	30,600	491
TV Asahi Corp	110	156		$ 10,313
Vivendi SA	125,603	3,019	Pharmaceuticals - 6.30%
Wolters Kluwer NV	16,366	330	Alfresa Holdings Corp	6,500	300
			Astellas Pharma Inc	61,400	2,083

See accompanying notes			103

Schedule of Investments
International Value Fund I
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Pharmaceuticals (continued)			Retail (continued)
AstraZeneca PLC	167,609 $	8,516	Aoyama Trading Co Ltd	7,200 $	114
Celesio AG	3,098	72	Cawachi Ltd	1,400	26
Daiichi Sankyo Co Ltd	23,700	441	Cie Financiere Richemont SA	174,805	6,821
Dainippon Sumitomo Pharma Co Ltd	8,700	65	Citizen Holdings Co Ltd	13,700	82
Eisai Co Ltd	9,900	338	CREATE SD Holdings Co Ltd	1,400	30
GlaxoSmithKline PLC	133,000	2,319	EDION Corp	10,800	83
Medipal Holdings Corp	20,800	242	Harvey Norman Holdings Ltd	29,574	94
Mitsubishi Tanabe Pharma Corp	13,000	190	Heiwado Co Ltd	5,000	62
Novartis AG	258,342	12,536	Home Retail Group PLC	202,000	758
Ono Pharmaceutical Co Ltd	4,600	190	Kasumi Co Ltd	6,800	36
Roche Holding AG	76,976	10,013	Kohnan Shoji Co Ltd	2,900	31
Sanofi-Aventis SA	382,467	22,214	K's Holdings Corp	4,100	90
Suzuken Co Ltd	3,500	123	Marks & Spencer Group PLC	44,277	239
Takeda Pharmaceutical Co Ltd	71,100	3,263	Marui Group Co Ltd	12,600	88
Teva Pharmaceutical Industries Ltd	12,865	627	Okuwa Co Ltd	6,000	57
Torii Pharmaceutical Co Ltd	3,500	58	PPR	3,079	412
UCB SA	11,028	355	Takashimaya Co Ltd	9,000	70
Vital KSK Holdings Inc	5,400	31	Travis Perkins PLC (a)	26,230	347
	$ 63,976		UNY Co Ltd	10,500	81
Real Estate - 0.50%			USS Co Ltd	1,250	94
Cheung Kong Holdings Ltd	98,000	1,185	Valor Co Ltd	3,800	30
Daito Trust Construction Co Ltd	2,100	114	Wesfarmers Ltd	94,834	2,667
Fraser and Neave Ltd	63,000	254	Wesfarmers Ltd - PPS	8,495	240
GAGFAH SA	36,000	294		$ 13,723
Great Eagle Holdings Ltd	49,000	127	Semiconductors - 0.74%
Hang Lung Group Ltd	48,000	282	Elpida Memory Inc (a)	9,500	143
Hang Lung Properties Ltd	3,000	13	Infineon Technologies AG (a)	151,589	1,021
Heiwa Real Estate Co Ltd	3,500	8	Rohm Co Ltd	2,600	164
Henderson Land Development Co Ltd	71,000	442	STMicroelectronics NV	12,403	102
Henderson Land Development Co Ltd - Warrants	11,000	2	Tokyo Electron Ltd	113,300	6,085
(a)				$ 7,515
Hongkong Land Holdings Ltd	54,000	289	Shipbuilding - 1.37%
Hopewell Holdings Ltd	31,500	100	Hyundai Heavy Industries Co Ltd	61,202	13,890
New World Development Ltd	311,000	555
Nexity	7,793	261	Software - 0.01%
Pacific Century Premium Developments Ltd	170,000	31	Konami Corp	5,300	82
Sino Land Co Ltd	8,000	15	Oracle Corp Japan	1,100	58
TOC Co Ltd	300	1		$ 140
United Industrial Corp Ltd	45,000	71	Storage & Warehousing - 0.00%
UOL Group Ltd	119,000	346	Mitsubishi Logistics Corp	2,000	23
Wheelock & Co Ltd	169,000	527
Wheelock Properties Singapore Ltd	90,000	125	Telecommunications - 6.71%
	$ 5,042		Alcatel-Lucent/France (a)	284,000	850
REITS - 0.75%			Belgacom SA	8,673	311
Ascendas Real Estate Investment Trust	82,000	128	Bezeq Israeli Telecommunication Corp Ltd	100,352	225
BGP Holdings PLC (a),(b),(c)	738,711	—	BT Group PLC	384,010	857
British Land Co PLC	48,393	351	Daimei Telecom Engineering Corp	4,000	30
CapitaCommercial Trust	36,000	35	Deutsche Telekom AG	135,596	1,820
CapitaMall Trust	127,000	178	France Telecom SA	219,879	4,605
Corio NV	3,248	191	KDDI Corp	1,683	8,192
Dexus Property Group	267,372	197	Koninklijke KPN NV	38,954	542
Fonciere Des Regions - Warrants (a)	1,924	1	Nippon Telegraph & Telephone Corp	23,200	964
Gecina SA	4,000	410	Nokia OYJ	131,932	1,220
Goodman Group	346,310	193	NTT DoCoMo Inc	633	1,007
Japan Prime Realty Investment Corp	36	81	PCCW Ltd	134,000	41
Japan Real Estate Investment Corp	27	239	Singapore Telecommunications Ltd	496,000	1,138
Japan Retail Fund Investment Corp	86	111	Swisscom AG	6,315	2,364
Klepierre	5,155	164	Telecom Corp of New Zealand Ltd	106,169	153
Land Securities Group PLC	30,806	296	Telecom Italia SpA	3,043,961	3,878
Link REIT/The	263,500	685	Telecom Italia SpA - RNC	341,422	355
Mirvac Group	167,874	201	Telefonaktiebolaget LM Ericsson	144,051	1,590
Nippon Building Fund Inc	18	153	Telefonica SA	595,390	13,516
Nomura Real Estate Office Fund Inc	14	74	Telenor ASA	16,067	248
Stockland	295,746	1,014	TeliaSonera AB	111,213	805
Suntec Real Estate Investment Trust	148,000	156	Telstra Corp Ltd	498,353	1,452
Unibail-Rodamco SE	3,228	637	Vodafone Group PLC	9,439,343	22,032
Westfield Group	193,545	2,138		$ 68,195
	$ 7,633		Textiles - 0.05%
Retail - 1.35%			Kuraray Co Ltd	18,500	232
Aeon Co Ltd	102,800	1,101
Alpen Co Ltd	4,400	70
See accompanying notes			104

Schedule of Investments
International Value Fund I
July 31, 2010 (unaudited)

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax
COMMON STOCKS (continued)	Shares Held Value (000's)		cost of investments held as of the period end were as follows:
Textiles (continued)
Teijin Ltd	93,000 $	296	Unrealized Appreciation	$ 133,052
		$ 528	Unrealized Depreciation	(39,837)
Toys, Games & Hobbies - 0.16%			Net Unrealized Appreciation (Depreciation)	$ 93,215
Namco Bandai Holdings Inc	28,300	253	Cost for federal income tax purposes	$ 917,324
Nintendo Co Ltd	4,800	1,342	All dollar amounts are shown in thousands (000's)
		$ 1,595
Transportation - 2.89%			Portfolio Summary (unaudited)
Central Japan Railway Co	84	685	Country	Percent
Construcciones y Auxiliar de Ferrocarriles SA	620	279	Japan	18.94%
Deutsche Post AG	525,024	9,121	United Kingdom	13.85%
Firstgroup PLC	31,720	183	France	11.16%
Hankyu Hanshin Holdings Inc	3,000	14	Germany	10.11%
Kawasaki Kisen Kaisha Ltd	12,000	51	Netherlands	9.06%
Keisei Electric Railway Co Ltd	4,000	24	Switzerland	8.91%
Nippon Express Co Ltd	46,000	187	Spain	5.05%
Nippon Yusen KK	47,000	199	Australia	3.35%
Orient Overseas International Ltd	30,000	234	Italy	3.23%
Seino Holdings Corp	23,000	155	Sweden	2.87%
Senko Co Ltd	10,000	31	United States	2.46%
TNT NV	566,205	16,897	Korea, Republic Of	2.16%
Toll Holdings Ltd	12,884	69	Hong Kong	2.05%
West Japan Railway Co	283	1,048	Norway	1.95%
Yamato Holdings Co Ltd	11,300	140	Singapore	1.59%
		$ 29,317	Belgium	0.62%
Water - 0.04%			Greece	0.52%
Veolia Environnement	13,613	361	Denmark	0.44%
			Finland	0.36%
TOTAL COMMON STOCKS		$ 985,551	Israel	0.20%
	Maturity		Austria	0.19%
	Amount		Ireland	0.15%
REPURCHASE AGREEMENTS - 2.46%	(000's)	Value (000's)	Luxembourg	0.12%
Banks - 2.46%			Portugal	0.09%
Investment in Joint Trading Account; Bank of	$ 6,515	$ 6,515	New Zealand	0.04%
America Repurchase Agreement; 0.19%			Bermuda	0.01%
dated 07/30/10 maturing 08/02/10			Other Assets in Excess of Liabilities, Net	0.52%
(collateralized by US Treasury Notes;			TOTAL NET ASSETS	100.00%
$6,644,828; 1.38% - 3.63%; dated 05/15/12 -
08/15/19)
Investment in Joint Trading Account; Credit Suisse	5,750	5,749
Repurchase Agreement; 0.20% dated
07/30/10 maturing 08/02/10 (collateralized by
US Treasury Note; $5,864,496; 2.00%; dated
11/30/13)
Investment in Joint Trading Account; Deutsche	6,515	6,515
Bank Repurchase Agreement; 0.19% dated
07/30/10 maturing 08/02/10 (collateralized by
Sovereign Agency Issues; $6,644,826; 0.00%;
dated 08/11/10 - 01/24/11)
Investment in Joint Trading Account; Morgan	6,210	6,209
Stanley Repurchase Agreement; 0.20% dated
07/30/10 maturing 08/02/10 (collateralized by
Sovereign Agency Issues; $6,333,656; 3.00%
- 6.88%; dated 09/15/10 - 07/28/14)
		$ 24,988
TOTAL REPURCHASE AGREEMENTS		$ 24,988
Total Investments		$ 1,010,539
Other Assets in Excess of Liabilities, Net - 0.52%		$ 5,236
TOTAL NET ASSETS - 100.00%		$ 1,015,775

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

See accompanying notes			105

Schedule of Investments
International Value Fund I
July 31, 2010 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts		Notional Value	Current Market Value	Appreciation/(Depreciation)
eMini MSCI EAFE; September 2010	Long	307	$ 21,252		$ 22,587	$ 1,335
S&P 500; September 2010	Long	36		9,629	9,885	256
						$ 1,591
All dollar amounts are shown in thousands (000's)

See accompanying notes			106

Schedule of Investments
LargeCap Blend Fund II
July 31, 2010 (unaudited)

COMMON STOCKS - 97.19%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.15%			Beverages (continued)
Interpublic Group of Cos Inc (a)	16,762 $	153	Molson Coors Brewing Co	5,420 $	244
Lamar Advertising Co (a)	3,900	107	PepsiCo Inc	176,163	11,434
Omnicom Group Inc	22,034	821		$ 18,756
	$ 1,081		Biotechnology - 1.48%
Aerospace & Defense - 2.25%			Amgen Inc (a)	45,364	2,474
Boeing Co/The	73,405	5,002	Biogen Idec Inc (a)	13,327	744
General Dynamics Corp	14,304	876	Celgene Corp (a)	97,055	5,353
Goodrich Corp	800	58	Genzyme Corp (a)	5,301	369
L-3 Communications Holdings Inc	3,810	278	Gilead Sciences Inc (a)	42,023	1,400
Lockheed Martin Corp	17,266	1,297	Life Technologies Corp (a)	7,400	318
Northrop Grumman Corp	14,585	856	Vertex Pharmaceuticals Inc (a)	3,100	104
Orbital Sciences Corp (a)	228,340	3,343		$ 10,762
Raytheon Co	15,804	732	Building Materials - 0.71%
Rockwell Collins Inc	5,182	296	Masco Corp	503,916	5,180
United Technologies Corp	49,993	3,554
	$ 16,292		Chemicals - 1.99%
Agriculture - 1.97%			Air Products & Chemicals Inc	50,741	3,683
Altria Group Inc	91,438	2,026	CF Industries Holdings Inc	2,402	195
Archer-Daniels-Midland Co	23,056	631	Dow Chemical Co/The	43,598	1,192
Lorillard Inc	5,103	389	Eastman Chemical Co	5,905	370
Philip Morris International Inc	214,677	10,958	Ecolab Inc	7,787	381
Reynolds American Inc	5,573	322	EI du Pont de Nemours & Co	33,242	1,351
	$ 14,326		FMC Corp	2,491	156
Airlines - 0.10%			International Flavors & Fragrances Inc	2,722	123
Southwest Airlines Co	57,699	695	Monsanto Co	71,652	4,144
			Potash Corp of Saskatchewan Inc	1,700	178
Apparel - 0.37%			PPG Industries Inc	5,468	380
Coach Inc	28,733	1,062	Praxair Inc	14,107	1,225
Nike Inc	16,592	1,223	Sherwin-Williams Co/The	10,134	701
Polo Ralph Lauren Corp	1,979	156	Sigma-Aldrich Corp	6,094	342
VF Corp	2,916	231		$ 14,421
	$ 2,672		Coal - 0.16%
Automobile Manufacturers - 0.37%			Consol Energy Inc	14,641	548
Ford Motor Co (a)	128,315	1,639	Massey Energy Co	3,252	100
PACCAR Inc	23,219	1,064	Peabody Energy Corp	11,900	537
	$ 2,703			$ 1,185
Automobile Parts & Equipment - 0.16%			Commercial Services - 1.61%
Goodyear Tire & Rubber Co/The (a)	9,500	102	Apollo Group Inc (a)	11,437	528
Johnson Controls Inc	36,845	1,061	Automatic Data Processing Inc	25,071	1,035
	$ 1,163		DeVry Inc	2,130	115
Banks - 8.62%			Equifax Inc	4,360	137
Bank of America Corp	811,962	11,400	H&R Block Inc	22,160	347
Bank of New York Mellon Corp/The	47,012	1,178	Mastercard Inc	5,055	1,062
BB&T Corp	21,280	528	Moody's Corp	145,156	3,418
Capital One Financial Corp	11,865	502	Paychex Inc	6,400	166
CIT Group Inc (a)	4,500	164	Quanta Services Inc (a)	3,400	73
Citigroup Inc (a)	957,382	3,925	Robert Half International Inc	3,600	91
Comerica Inc	62,970	2,416	RR Donnelley & Sons Co	7,076	119
Fifth Third Bancorp	60,206	765	Total System Services Inc	6,799	101
First Horizon National Corp (a)	7,862	90	Verisk Analytics Inc (a)	10,400	309
Goldman Sachs Group Inc/The	23,197	3,499	Visa Inc	46,325	3,398
JP Morgan Chase & Co	326,809	13,164	Western Union Co/The	46,906	761
KeyCorp	41,863	354		$ 11,660
M&T Bank Corp	2,849	249	Computers - 5.59%
Marshall & Ilsley Corp	37,898	266	Accenture PLC - Class A	9,300	369
Morgan Stanley	77,181	2,084	Apple Inc (a)	78,165	20,108
Northern Trust Corp	10,300	484	Cognizant Technology Solutions Corp (a)	6,677	364
PNC Financial Services Group Inc	24,706	1,467	Computer Sciences Corp	5,900	267
Regions Financial Corp	56,700	416	Dell Inc (a)	70,185	930
State Street Corp	25,622	997	EMC Corp/Massachusetts (a)	95,423	1,888
SunTrust Banks Inc	13,655	354	Hewlett-Packard Co	167,583	7,715
US Bancorp	101,552	2,427	IBM Corp	62,419	8,015
Wells Fargo & Co	564,535	15,655	Lexmark International Inc (a)	2,690	99
Zions Bancorporation	8,000	178	NetApp Inc (a)	13,844	586
	$ 62,562		Western Digital Corp (a)	7,771	205
Beverages - 2.58%				$ 40,546
Coca-Cola Co/The	115,334	6,356	Consumer Products - 0.51%
Coca-Cola Enterprises Inc	10,271	295	Avery Dennison Corp	3,694	132
Constellation Brands Inc (a)	6,584	112	Clorox Co	17,210	1,117
Dr Pepper Snapple Group Inc	8,377	315	Fortune Brands Inc	10,900	478

See accompanying notes			107

Schedule of Investments
LargeCap Blend Fund II
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Consumer Products (continued)			Electronics (continued)
Kimberly-Clark Corp	31,124 $	1,996	PerkinElmer Inc	3,876 $	75
	$ 3,723		Thermo Fisher Scientific Inc (a)	17,661	792
Cosmetics & Personal Care - 2.20%			Tyco Electronics Ltd	16,725	452
Avon Products Inc	30,100	937	Waters Corp (a)	7,176	460
Colgate-Palmolive Co	15,412	1,217		$ 7,722
Estee Lauder Cos Inc/The	3,895	243	Energy - Alternate Sources - 0.39%
Procter & Gamble Co	221,697	13,559	First Solar Inc (a)	22,330	2,801
	$ 15,956
Distribution & Wholesale - 0.14%			Engineering & Contruction - 0.16%
Fastenal Co	8,300	408	Fluor Corp	13,794	666
Genuine Parts Co	8,032	344	Foster Wheeler AG (a)	5,800	134
WW Grainger Inc	2,029	227	Jacobs Engineering Group Inc (a)	4,288	157
	$ 979		McDermott International Inc (a)	9,800	230
Diversified Financial Services - 1.85%				$ 1,187
American Express Co	129,211	5,768	Entertainment - 0.02%
Ameriprise Financial Inc	8,422	357	International Game Technology	9,200	140
Charles Schwab Corp/The	204,715	3,028
CME Group Inc	3,106	866	Environmental Control - 0.20%
Discover Financial Services	17,917	274	Republic Services Inc	35,900	1,144
Federated Investors Inc	3,136	67	Waste Management Inc	9,676	328
Franklin Resources Inc	9,869	993		$ 1,472
IntercontinentalExchange Inc (a)	3,934	415	Food - 2.43%
Invesco Ltd	20,800	406	Campbell Soup Co	19,510	700
Janus Capital Group Inc	13,300	139	ConAgra Foods Inc	14,616	343
Legg Mason Inc	4,900	142	Dean Foods Co (a)	15,475	177
NASDAQ OMX Group Inc/The (a)	5,093	99	General Mills Inc	13,274	454
NYSE Euronext	13,000	377	Hershey Co/The	5,485	258
SLM Corp (a)	11,200	134	HJ Heinz Co	8,002	356
T Rowe Price Group Inc	8,196	395	JM Smucker Co/The	3,924	241
	$ 13,460		Kellogg Co	127,602	6,387
Electric - 2.31%			Kraft Foods Inc	65,582	1,916
AES Corp/The (a)	92,018	948	Kroger Co/The	38,722	820
Allegheny Energy Inc	23,100	527	McCormick & Co Inc/MD	104,100	4,094
Ameren Corp	8,169	207	Sara Lee Corp	21,796	322
American Electric Power Co Inc	10,735	386	Sysco Corp	29,854	925
Calpine Corp (a)	24,000	324	Tyson Foods Inc	9,642	169
CMS Energy Corp	7,916	126	Whole Foods Market Inc (a)	12,297	467
Consolidated Edison Inc	6,507	300		$ 17,629
Constellation Energy Group Inc	23,427	740	Forest Products & Paper - 0.59%
Dominion Resources Inc/VA	13,477	566	International Paper Co	151,265	3,661
DTE Energy Co	5,438	251	MeadWestvaco Corp	5,899	141
Duke Energy Corp	34,302	587	Plum Creek Timber Co Inc	5,613	201
Edison International	10,740	356	Weyerhaeuser Co	17,265	280
Entergy Corp	14,849	1,151		$ 4,283
Exelon Corp	119,869	5,014	Gas - 0.27%
FirstEnergy Corp	8,000	302	CenterPoint Energy Inc	73,160	1,042
Integrys Energy Group Inc	2,633	125	Nicor Inc	1,610	70
NextEra Energy Inc	13,039	682	NiSource Inc	15,407	254
Northeast Utilities	5,766	161	Sempra Energy	12,151	604
NRG Energy Inc (a)	8,631	196		$ 1,970
Pepco Holdings Inc	6,700	113	Hand & Machine Tools - 0.04%
PG&E Corp	8,340	370	Snap-On Inc	1,990	89
Pinnacle West Capital Corp	3,723	142	Stanley Black & Decker Inc	3,600	209
PPL Corp	22,100	603		$ 298
Progress Energy Inc	11,882	500	Healthcare - Products - 3.04%
Public Service Enterprise Group Inc	17,062	562	Baxter International Inc	25,433	1,113
SCANA Corp	3,665	140	Becton Dickinson and Co	5,582	384
Southern Co	18,422	651	Boston Scientific Corp (a)	21,800	122
TECO Energy Inc	25,526	417	CareFusion Corp (a)	15,356	324
Xcel Energy Inc	15,051	331	Covidien PLC	8,225	307
	$ 16,778		CR Bard Inc	4,700	369
Electrical Components & Equipment - 0.36%			DENTSPLY International Inc	11,952	359
Emerson Electric Co	52,611	2,606	Edwards Lifesciences Corp (a)	58,360	3,373
			Hospira Inc (a)	8,901	463
Electronics - 1.06%			Intuitive Surgical Inc (a)	1,776	583
Agilent Technologies Inc (a)	11,000	307	Johnson & Johnson	181,809	10,561
Amphenol Corp	5,479	246	Medtronic Inc	44,536	1,647
Dolby Laboratories Inc (a)	81,010	5,142	Patterson Cos Inc	3,066	82
FLIR Systems Inc (a)	5,234	156	St Jude Medical Inc (a)	12,200	449
Jabil Circuit Inc	6,363	92	Stryker Corp	22,337	1,040

See accompanying notes			108

Schedule of Investments
LargeCap Blend Fund II
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Products (continued)			Lodging (continued)
Zimmer Holdings Inc (a)	17,319 $	918	Starwood Hotels & Resorts Worldwide Inc	10,884 $	527
	$ 22,094		Wyndham Worldwide Corp	6,157	157
Healthcare - Services - 0.74%			Wynn Resorts Ltd	2,100	184
Aetna Inc	13,417	374		$ 2,013
CIGNA Corp	15,000	461	Machinery - Construction & Mining - 0.16%
Coventry Health Care Inc (a)	5,101	101	Caterpillar Inc	12,365	862
DaVita Inc (a)	6,900	396	Joy Global Inc	5,000	297
Humana Inc (a)	7,511	353		$ 1,159
Quest Diagnostics Inc	4,953	233	Machinery - Diversified - 0.72%
Tenet Healthcare Corp (a)	61,472	283	Cummins Inc	43,356	3,451
UnitedHealth Group Inc	63,996	1,948	Deere & Co	9,895	660
WellPoint Inc (a)	24,057	1,220	Flowserve Corp	1,926	191
	$ 5,369		Rockwell Automation Inc	17,005	921
Home Builders - 0.68%				$ 5,223
DR Horton Inc	16,600	183	Media - 2.95%
Lennar Corp	8,300	123	Cablevision Systems Corp	17,500	480
Toll Brothers Inc (a)	266,450	4,625	CBS Corp	22,316	330
	$ 4,931		Comcast Corp - Class A	111,044	2,162
Home Furnishings - 0.07%			DIRECTV (a)	32,631	1,213
Harman International Industries Inc (a)	10,800	329	Discovery Communications Inc - A Shares (a)	8,977	347
Whirlpool Corp	2,466	205	Discovery Communications Inc - C Shares (a)	12,850	442
	$ 534		Gannett Co Inc	8,145	107
Housewares - 0.40%			McGraw-Hill Cos Inc/The	18,505	568
Newell Rubbermaid Inc	184,755	2,864	New York Times Co/The (a)	4,116	36
			News Corp - Class A	50,815	663
Insurance - 2.80%			News Corp - Class B	308,480	4,562
Aflac Inc	17,622	866	Scripps Networks Interactive	3,083	131
Allstate Corp/The	26,235	741	Time Warner Cable Inc	21,190	1,211
Aon Corp	25,395	956	Time Warner Inc	64,765	2,037
Assurant Inc	4,025	150	Viacom Inc	13,700	453
Berkshire Hathaway Inc (a)	75,019	5,861	Walt Disney Co/The	195,320	6,580
Berkshire Hathaway Inc - Class A (a)	25	2,925	Washington Post Co/The	201	85
Chubb Corp	21,650	1,139		$ 21,407
Cincinnati Financial Corp	5,609	155	Metal Fabrication & Hardware - 0.18%
Hartford Financial Services Group Inc	21,026	492	Precision Castparts Corp	10,510	1,284
Loews Corp	22,195	825
Marsh & McLennan Cos Inc	29,827	702	Mining - 1.28%
MetLife Inc	43,057	1,811	Agnico-Eagle Mines Ltd	5,700	318
Progressive Corp/The	17,065	335	Barrick Gold Corp	7,900	325
Prudential Financial Inc	26,717	1,531	Freeport-McMoRan Copper & Gold Inc	51,801	3,705
Torchmark Corp	2,854	152	Newmont Mining Corp	77,648	4,341
Travelers Cos Inc/The	23,721	1,196	Titanium Metals Corp (a)	3,011	66
Unum Group	10,956	250	Vulcan Materials Co	11,200	507
XL Group PLC	11,275	200		$ 9,262
	$ 20,287		Miscellaneous Manufacturing - 4.22%
Internet - 2.46%			3M Co	55,834	4,776
Akamai Technologies Inc (a)	15,173	582	Cooper Industries PLC	11,800	533
Amazon.com Inc (a)	21,800	2,570	Danaher Corp	32,550	1,250
eBay Inc (a)	38,965	814	Dover Corp	6,140	295
Expedia Inc	7,267	165	Eastman Kodak Co (a)	8,854	35
Google Inc (a)	22,103	10,716	Eaton Corp	40,143	3,150
Liberty Media Corp - Interactive (a)	31,500	357	General Electric Co	841,356	13,562
McAfee Inc (a)	28,900	957	Honeywell International Inc	103,982	4,457
Priceline.com Inc (a)	2,701	606	Illinois Tool Works Inc	8,798	383
Symantec Corp (a)	26,574	345	Ingersoll-Rand PLC	9,900	371
VeriSign Inc (a)	15,162	427	ITT Corp	6,029	284
Yahoo! Inc (a)	23,647	328	Leggett & Platt Inc	5,245	109
	$ 17,867		Pall Corp	4,066	155
Iron & Steel - 0.42%			Parker Hannifin Corp	5,300	329
Cliffs Natural Resources Inc	8,915	504	Textron Inc	25,785	536
Nucor Corp	16,973	665	Tyco International Ltd	10,200	390
United States Steel Corp	42,305	1,875		$ 30,615
	$ 3,044		Office & Business Equipment - 0.08%
Leisure Products & Services - 0.15%			Pitney Bowes Inc	7,141	175
Carnival Corp	20,775	721	Xerox Corp	43,549	424
Harley-Davidson Inc	14,700	400		$ 599
	$ 1,121		Oil & Gas - 8.19%
Lodging - 0.28%			Anadarko Petroleum Corp	14,712	723
Marriott International Inc/DE	18,086	613	Apache Corp	42,507	4,062
MGM Resorts International (a)	48,936	532	Cabot Oil & Gas Corp	3,281	100

See accompanying notes			109

Schedule of Investments
LargeCap Blend Fund II
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas (continued)			REITS (continued)
Chesapeake Energy Corp	16,124 $	339	AvalonBay Communities Inc	7,589 $	798
Chevron Corp	103,454	7,884	Boston Properties Inc	10,280	842
ConocoPhillips	59,866	3,306	Equity Residential	6,248	286
Denbury Resources Inc (a)	12,608	200	HCP Inc	9,685	344
Devon Energy Corp	16,870	1,054	Health Care REIT Inc	4,240	192
Diamond Offshore Drilling Inc	40,250	2,394	Host Hotels & Resorts Inc	21,530	309
EOG Resources Inc	14,410	1,405	Kimco Realty Corp	10,100	152
EQT Corp	4,542	167	Public Storage Inc	3,008	295
Exxon Mobil Corp	331,804	19,802	Simon Property Group Inc	17,977	1,604
Helmerich & Payne Inc	3,636	147	Ventas Inc	5,165	262
Hess Corp	15,757	844	Vornado Realty Trust	5,196	430
Marathon Oil Corp	16,675	558		$ 5,603
Murphy Oil Corp	21,799	1,194	Retail - 5.45%
Nabors Industries Ltd (a)	9,766	180	AutoZone Inc (a)	4,280	905
Newfield Exploration Co (a)	75,620	4,042	Bed Bath & Beyond Inc (a)	28,136	1,066
Noble Energy Inc	5,750	386	Best Buy Co Inc	7,811	271
Occidental Petroleum Corp	33,848	2,638	Big Lots Inc (a)	2,846	98
Petroleo Brasileiro SA ADR	69,090	2,515	CarMax Inc (a)	7,046	149
Range Resources Corp	13,634	506	Costco Wholesale Corp	8,759	497
Rowan Cos Inc (a)	3,920	99	CVS Caremark Corp	65,413	2,008
Southwestern Energy Co (a)	24,157	881	Darden Restaurants Inc	4,813	202
Suncor Energy Inc	16,100	531	Family Dollar Stores Inc	4,784	198
Total SA ADR	62,620	3,170	GameStop Corp (a)	5,037	101
Valero Energy Corp	18,000	306	Gap Inc/The	46,692	845
	$ 59,433		Home Depot Inc	77,867	2,220
Oil & Gas Services - 1.93%			Kohl's Corp (a)	24,919	1,188
Baker Hughes Inc	29,644	1,431	Lowe's Cos Inc	101,094	2,096
Cameron International Corp (a)	8,057	319	Ltd Brands Inc	8,816	226
FMC Technologies Inc (a)	15,919	1,007	Macy's Inc	36,676	684
Halliburton Co	101,536	3,034	McDonald's Corp	49,666	3,463
National Oilwell Varco Inc	94,875	3,715	Nordstrom Inc	5,448	185
Schlumberger Ltd	62,861	3,751	RadioShack Corp	4,316	93
Smith International Inc	18,488	767	Ross Stores Inc	4,083	215
	$ 14,024		Sears Holdings Corp (a)	1,672	119
Packaging & Containers - 0.08%			Staples Inc	345,419	7,022
Ball Corp	3,244	189	Starbucks Corp	48,166	1,197
Bemis Co Inc	3,727	112	Target Corp	16,838	864
Owens-Illinois Inc (a)	5,809	161	Tiffany & Co	4,290	180
Sealed Air Corp	5,478	118	TJX Cos Inc	9,469	393
	$ 580		Urban Outfitters Inc (a)	4,469	144
Pharmaceuticals - 5.32%			Walgreen Co	48,013	1,370
Abbott Laboratories	125,314	6,151	Wal-Mart Stores Inc	200,890	10,284
Allergan Inc/United States	14,556	889	Yum! Brands Inc	29,937	1,237
AmerisourceBergen Corp	167,597	5,023		$ 39,520
Bristol-Myers Squibb Co	199,646	4,975	Savings & Loans - 0.05%
Cardinal Health Inc	13,019	420	Hudson City Bancorp Inc	16,301	202
Cephalon Inc (a)	5,462	310	People's United Financial Inc	12,907	179
Eli Lilly & Co	44,394	1,580		$ 381
Express Scripts Inc (a)	35,812	1,618	Semiconductors - 2.63%
Forest Laboratories Inc (a)	12,968	360	Advanced Micro Devices Inc (a)	79,966	599
King Pharmaceuticals Inc (a)	8,840	77	Analog Devices Inc	15,710	467
McKesson Corp	17,092	1,074	Applied Materials Inc	112,205	1,324
Medco Health Solutions Inc (a)	20,362	977	ASML Holding NV	159,330	5,129
Merck & Co Inc	142,023	4,894	Broadcom Corp	8,554	308
Mylan Inc/PA (a)	10,108	176	Intel Corp	187,323	3,858
Novartis AG ADR	83,360	4,063	KLA-Tencor Corp	4,200	133
Pfizer Inc	389,940	5,849	LSI Corp (a)	21,638	87
Watson Pharmaceuticals Inc (a)	3,382	137	MEMC Electronic Materials Inc (a)	6,600	63
	$ 38,573		Micron Technology Inc (a)	179,639	1,308
Pipelines - 0.31%			National Semiconductor Corp	70,917	979
El Paso Corp	20,200	249	NVIDIA Corp (a)	109,490	1,006
Oneok Inc	3,467	161	QLogic Corp (a)	4,078	65
Spectra Energy Corp	46,035	957	Teradyne Inc (a)	5,842	63
Williams Cos Inc	46,035	894	Texas Instruments Inc	139,685	3,449
	$ 2,261		Xilinx Inc	9,119	255
Real Estate - 0.02%				$ 19,093
CB Richard Ellis Group Inc (a)	8,910	151	Software - 3.95%
			Adobe Systems Inc (a)	10,448	300
REITS - 0.77%			Autodesk Inc (a)	140,445	4,149
Apartment Investment & Management Co	4,165	89	BMC Software Inc (a)	6,020	214
			CA Inc	60,027	1,174
See accompanying notes			110

Schedule of Investments
LargeCap Blend Fund II
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Maturity
Software (continued)				Amount
Citrix Systems Inc (a)	5,864 $	323	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Compuware Corp (a)	8,206	67	Banks (continued)
Dun & Bradstreet Corp	1,790	122	Investment in Joint Trading Account; Morgan	$ 369	$ 369
Electronic Arts Inc (a)	11,800	188	Stanley Repurchase Agreement; 0.20% dated
Fidelity National Information Services Inc	7,100	204	07/30/10 maturing 08/02/10 (collateralized by
Fiserv Inc (a)	5,300	265	Sovereign Agency Issues; $376,533; 3.00% -
Intuit Inc (a)	23,547	936	6.88%; dated 09/15/10 - 07/28/14)
Microsoft Corp	688,185	17,762			$ 1,486
Oracle Corp	91,036	2,152	TOTAL REPURCHASE AGREEMENTS		$ 1,486
Red Hat Inc (a)	25,474	819	Total Investments		$ 706,845
		$ 28,675	Other Assets in Excess of Liabilities, Net - 2.61%		$ 18,959
Telecommunications - 5.13%			TOTAL NET ASSETS - 100.00%		$ 725,804
American Tower Corp (a)	70,872	3,277
AT&T Inc	317,091	8,225
Cisco Systems Inc (a)	281,468	6,494	(a) Non-Income Producing Security
Corning Inc	218,296	3,955
Crown Castle International Corp (a)	15,000	593
Frontier Communications Corp	40,779	312	Unrealized Appreciation (Depreciation)
Harris Corp	4,312	192	The net federal income tax unrealized appreciation (depreciation) and federal tax
JDS Uniphase Corp (a)	28,900	314
Juniper Networks Inc (a)	184,234	5,118	cost of investments held as of the period end were as follows:
Motorola Inc (a)	52,994	397
NII Holdings Inc (a)	4,400	165	Unrealized Appreciation		$ 47,094
			Unrealized Depreciation		(52,660)
Qualcomm Inc	78,516	2,990	Net Unrealized Appreciation (Depreciation)		$ (5,566)
Qwest Communications International Inc	51,202	290	Cost for federal income tax purposes		$ 712,411
Sprint Nextel Corp (a)	234,495	1,071
Tellabs Inc	13,314	93	All dollar amounts are shown in thousands (000's)
Verizon Communications Inc	123,557	3,590	Portfolio Summary (unaudited)
Windstream Corp	15,061	172	Sector		Percent
		$ 37,248	Consumer, Non-cyclical		21.88%
Textiles - 0.05%			Financial		14.31%
Cintas Corp	12,432	329	Technology		12.25%
			Industrial		12.05%
Toys, Games & Hobbies - 0.13%			Energy		10.98%
Hasbro Inc	8,434	355	Communications		10.69%
Mattel Inc	28,087	595	Consumer, Cyclical		8.37%
		$ 950	Basic Materials		4.28%
Transportation - 1.91%			Utilities		2.58%
CH Robinson Worldwide Inc	4,700	306	Other Assets in Excess of Liabilities, Net		2.61%
CSX Corp	18,088	954	TOTAL NET ASSETS		100.00%
Expeditors International of Washington Inc	5,700	243
FedEx Corp	12,306	1,016
Norfolk Southern Corp	74,069	4,168
Ryder System Inc	7,373	322
Union Pacific Corp	25,481	1,903
United Parcel Service Inc	76,078	4,945
		$ 13,857
TOTAL COMMON STOCKS		$ 705,359
	Maturity
	Amount
REPURCHASE AGREEMENTS - 0.20%	(000's)	Value (000's)
Banks - 0.20%
Investment in Joint Trading Account; Bank of	$ 387	$ 387
America Repurchase Agreement; 0.19%
dated 07/30/10 maturing 08/02/10
(collateralized by US Treasury Notes;
$395,032; 1.38% - 3.63%; dated 05/15/12 -
08/15/19)
Investment in Joint Trading Account; Credit Suisse	342	342
Repurchase Agreement; 0.20% dated
07/30/10 maturing 08/02/10 (collateralized by
US Treasury Note; $348,641; 2.00%; dated
11/30/13)
Investment in Joint Trading Account; Deutsche	387	388
Bank Repurchase Agreement; 0.19% dated
07/30/10 maturing 08/02/10 (collateralized by
Sovereign Agency Issues; $395,032; 0.00%;
dated 08/11/10 - 01/24/11)

See accompanying notes			111

Schedule of Investments
LargeCap Blend Fund II
July 31, 2010 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts		Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500; September 2010	Long	73	$ 19,960		$ 20,044	$ 84
						$ 84
All dollar amounts are shown in thousands (000's)

See accompanying notes			112

Schedule of Investments
LargeCap Growth Fund
July 31, 2010 (unaudited)

COMMON STOCKS - 96.98%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 1.70%			Media - 1.00%
Boeing Co/The	527,000 $	35,910	Comcast Corp - Class A	1,079,000 $	21,008

Automobile Manufacturers - 3.73%			Mining - 1.83%
Ford Motor Co (a)	6,158,988	78,650	Newmont Mining Corp	690,000	38,571

Banks - 9.56%			Miscellaneous Manufacturing - 1.92%
Bank of America Corp	3,147,196	44,186	General Electric Co	2,508,000	40,429
Capital One Financial Corp	1,206,630	51,077
Fifth Third Bancorp	2,384,000	30,301	Pharmaceuticals - 1.04%
Goldman Sachs Group Inc/The	154,328	23,276	Merck & Co Inc	633,000	21,813
Wells Fargo & Co	1,900,000	52,687
	$ 201,527		Retail - 9.62%
Beverages - 2.66%			Bed Bath & Beyond Inc (a)	1,151,000	43,600
PepsiCo Inc	862,000	55,952	Best Buy Co Inc	1,026,000	35,561
			Home Depot Inc	1,555,000	44,333
Biotechnology - 3.44%			Kohl's Corp (a)	820,000	39,106
Amgen Inc (a)	680,900	37,130	Starbucks Corp	1,611,000	40,033
Celgene Corp (a)	643,000	35,461			$ 202,633
	$ 72,591		Semiconductors - 4.74%
Chemicals - 2.37%			Broadcom Corp	2,215,000	79,806
Dow Chemical Co/The	913,000	24,952	Marvell Technology Group Ltd (a)	1,352,000	20,172
Potash Corp of Saskatchewan Inc	239,000	25,064			$ 99,978
	$ 50,016		Software - 0.93%
Commercial Services - 4.04%			Citrix Systems Inc (a)	358,000	19,697
Mastercard Inc	206,481	43,370
Visa Inc	569,532	41,775	Telecommunications - 2.85%
	$ 85,145		Cisco Systems Inc (a)	2,605,480	60,109
Computers - 12.34%
Apple Inc (a)	395,807	101,821	Transportation - 1.68%
Cognizant Technology Solutions Corp (a)	707,035	38,576	FedEx Corp	428,000	35,331
Hewlett-Packard Co	969,699	44,645
NetApp Inc (a)	1,048,388	44,347	TOTAL COMMON STOCKS		$ 2,043,643
SanDisk Corp (a)	700,000	30,590		Maturity
	$ 259,979			Amount
Cosmetics & Personal Care - 4.80%			REPURCHASE AGREEMENTS - 4.55%	(000's)	Value (000's)
Estee Lauder Cos Inc/The	745,784	46,425	Banks - 4.55%
Procter & Gamble Co	894,000	54,677	Investment in Joint Trading Account; Bank of	$ 25,017	$ 25,017
	$ 101,102		America Repurchase Agreement; 0.19%
Diversified Financial Services - 2.61%			dated 07/30/10 maturing 08/02/10
American Express Co	1,234,000	55,086	(collateralized by US Treasury Notes;
			$25,516,869; 1.38% - 3.63%; dated 05/15/12
Electronics - 1.93%			- 08/15/19)
Thermo Fisher Scientific Inc (a)	907,700	40,720	Investment in Joint Trading Account; Credit Suisse	22,079	22,079
			Repurchase Agreement; 0.20% dated
Food - 2.05%			07/30/10 maturing 08/02/10 (collateralized by
Whole Foods Market Inc (a)	1,137,000	43,172	US Treasury Note; $22,520,316; 2.00%;
			dated 11/30/13)
Healthcare - Products - 3.77%			Investment in Joint Trading Account; Deutsche	25,017	25,016
Intuitive Surgical Inc (a)	187,271	61,494	Bank Repurchase Agreement; 0.19% dated
Medtronic Inc	485,000	17,931	07/30/10 maturing 08/02/10 (collateralized by
	$ 79,425		Sovereign Agency Issues; $25,516,869;
Internet - 8.73%			0.00%; dated 08/11/10 - 01/24/11)
Amazon.com Inc (a)	393,600	46,401	Investment in Joint Trading Account; Morgan	23,845	23,845
Equinix Inc (a)	219,000	20,479	Stanley Repurchase Agreement; 0.20% dated
F5 Networks Inc (a)	440,000	38,645	07/30/10 maturing 08/02/10 (collateralized by
Google Inc (a)	53,390	25,886	Sovereign Agency Issues; $24,321,941;
Priceline.com Inc (a)	234,000	52,510	3.00% - 6.88%; dated 09/15/10 - 07/28/14)
	$ 183,921				$ 95,957
Iron & Steel - 1.02%			TOTAL REPURCHASE AGREEMENTS		$ 95,957
Allegheny Technologies Inc	451,000	21,472	Total Investments		$ 2,139,600
			Liabilities in Excess of Other Assets, Net - (1.53)%		$ (32,175)
Lodging - 2.22%			TOTAL NET ASSETS - 100.00%		$ 2,107,425
Las Vegas Sands Corp (a)	1,740,000	46,736

Machinery - Construction & Mining - 2.23%			(a) Non-Income Producing Security
Caterpillar Inc	673,000	46,942

Machinery - Diversified - 2.17%
Deere & Co	685,784	45,728

See accompanying notes			113

Schedule of Investments
LargeCap Growth Fund
July 31, 2010 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 373,642
Unrealized Depreciation	(73,784)
Net Unrealized Appreciation (Depreciation)	$ 299,858
Cost for federal income tax purposes	$ 1,839,742
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	21.80%
Technology	18.01%
Financial	16.72%
Consumer, Cyclical	15.57%
Communications	12.58%
Industrial	11.63%
Basic Materials	5.22%
Liabilities in Excess of Other Assets, Net	(1.53)%
TOTAL NET ASSETS	100.00%

See accompanying notes	114

Schedule of Investments
LargeCap Growth Fund I
July 31, 2010 (unaudited)

COMMON STOCKS - 97.56%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.05%			Chemicals (continued)
Interpublic Group of Cos Inc (a)	60,892 $	556	Ashland Inc	755 $	38
Omnicom Group Inc	21,061	785	Celanese Corp	20,194	567
	$ 1,341		CF Industries Holdings Inc	6,410	520
Aerospace & Defense - 0.44%			Eastman Chemical Co	1,831	115
Boeing Co/The	52,410	3,571	Ecolab Inc	17,690	865
Goodrich Corp	4,579	334	EI du Pont de Nemours & Co	26,430	1,075
Lockheed Martin Corp	20,603	1,548	FMC Corp	5,952	372
Rockwell Collins Inc	10,073	576	International Flavors & Fragrances Inc	9,581	435
United Technologies Corp	71,880	5,111	Lubrizol Corp	8,698	813
	$ 11,140		Monsanto Co	40,826	2,361
Agriculture - 0.38%			Mosaic Co/The	11,837	564
Altria Group Inc	105,304	2,333	PPG Industries Inc	3,204	223
Philip Morris International Inc	145,548	7,429	Praxair Inc	353,593	30,699
	$ 9,762		RPM International Inc	8,731	164
Airlines - 0.07%			Sherwin-Williams Co/The	6,868	475
Continental Airlines Inc (a)	17,807	445	Sigma-Aldrich Corp	13,736	771
Copa Holdings SA	2,290	118		$ 41,688
Delta Air Lines Inc (a)	66,386	789	Coal - 0.38%
Southwest Airlines Co	12,362	149	Alpha Natural Resources Inc (a)	1,832	70
UAL Corp (a)	15,566	370	Arch Coal Inc	14,193	336
	$ 1,871		Consol Energy Inc	12,820	481
Apparel - 1.35%			Peabody Energy Corp	189,500	8,556
Coach Inc	853,010	31,536	Walter Energy Inc	5,037	359
Hanesbrands Inc (a)	12,216	306		$ 9,802
Nike Inc	30,218	2,225	Commercial Services - 4.01%
Polo Ralph Lauren Corp	6,685	528	Alliance Data Systems Corp (a)	6,409	368
	$ 34,595		Apollo Group Inc (a)	16,024	739
Automobile Manufacturers - 0.22%			Automatic Data Processing Inc	41,877	1,728
Ford Motor Co (a)	281,571	3,596	Career Education Corp (a)	8,241	201
Navistar International Corp (a)	8,698	450	DeVry Inc	8,025	432
Oshkosh Corp (a)	10,988	378	Education Management Corp (a)	1,865	29
			Emergency Medical Services Corp (a)	3,662	164
PACCAR Inc	25,131	1,151	FTI Consulting Inc (a)	4,579	162
	$ 5,575		Genpact Ltd (a)	1,277,682	19,255
Automobile Parts & Equipment - 0.09%
Autoliv Inc	3,662	210	Global Payments Inc	10,366	391
Johnson Controls Inc	53,567	1,543	H&R Block Inc	16,941	266
			Hewitt Associates Inc (a)	10,762	528
TRW Automotive Holdings Corp (a)	6,409	225
WABCO Holdings Inc (a)	7,314	283	Hillenbrand Inc	7,783	172
			ITT Educational Services Inc (a)	4,572	369
	$ 2,261		KAR Auction Services Inc (a)	2,247	28
Banks - 3.29%			Lender Processing Services Inc	12,323	394
Bank of Hawaii Corp	1,903	95	Mastercard Inc	264,705	55,599
Bank of New York Mellon Corp/The	794,743	19,924	Moody's Corp	24,197	570
Goldman Sachs Group Inc/The	54,399	8,205	Paychex Inc	24,101	626
JP Morgan Chase & Co	602,963	24,287	RR Donnelley & Sons Co	1,374	23
Morgan Stanley	32,506	877	SEI Investments Co	15,618	300
Wells Fargo & Co	1,108,576	30,741	Verisk Analytics Inc (a)	12,819	381
	$ 84,129		Visa Inc	255,596	18,748
Beverages - 1.36%			Weight Watchers International Inc	4,120	113
Coca-Cola Co/The	115,381	6,359	Western Union Co/The	59,578	967
Coca-Cola Enterprises Inc	24,131	692		$ 102,553
Dr Pepper Snapple Group Inc	9,156	344	Computers - 11.78%
PepsiCo Inc	421,933	27,388	Accenture PLC - Class A	1,332,483	52,820
	$ 34,783		Apple Inc (a)	489,951	126,040
Biotechnology - 1.12%			Cognizant Technology Solutions Corp (a)	670,559	36,586
Celgene Corp (a)	342,330	18,879	Dell Inc (a)	151,263	2,003
Genzyme Corp (a)	15,109	1,051
(a)			Diebold Inc	1,832	52
Gilead Sciences Inc	74,171	2,472	EMC Corp/Massachusetts (a)	892,594	17,664
Life Technologies Corp (a)	15,963	686
Myriad Genetics Inc (a)	12,319	179	Hewlett-Packard Co	208,317	9,591
(a)			IBM Corp	106,762	13,708
Vertex Pharmaceuticals Inc	155,339	5,229	MICROS Systems Inc (a)	9,917	355
	$ 28,496		NCR Corp (a)	20,457	280
Building Materials - 0.03%			NetApp Inc (a)	786,729	33,279
Eagle Materials Inc	5,494	134	SanDisk Corp (a)	174,101	7,608
Lennox International Inc	5,799	253	Seagate Technology (a)	39,042	490
Masco Corp	13,278	137	Teradata Corp (a)	18,155	577
Owens Corning Inc (a)	7,783	245	Western Digital Corp (a)	6,410	169
	$ 769			$ 301,222
Chemicals - 1.63%			Consumer Products - 0.13%
Air Products & Chemicals Inc	15,592	1,132	Avery Dennison Corp	916	33
Albemarle Corp	11,446	499	Clorox Co	11,446	743
See accompanying notes			115

Schedule of Investments
LargeCap Growth Fund I
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Consumer Products (continued)			Food - 0.28%
Kimberly-Clark Corp	30,605 $	1,962	Campbell Soup Co	13,735 $	493
Scotts Miracle-Gro Co/The	5,759	278	ConAgra Foods Inc	5,494	129
Tupperware Brands Corp	7,783	306	General Mills Inc	34,338	1,174
	$ 3,322		Hershey Co/The	11,580	544
Cosmetics & Personal Care - 1.93%			HJ Heinz Co	16,010	712
Alberto-Culver Co	1,124,817	32,924	Kellogg Co	21,506	1,076
Avon Products Inc	31,938	994	McCormick & Co Inc/MD	8,163	321
Colgate-Palmolive Co	38,317	3,026	Sara Lee Corp	40,747	603
Estee Lauder Cos Inc/The	10,291	641	Sysco Corp	44,131	1,367
Procter & Gamble Co	193,303	11,822	Whole Foods Market Inc (a)	17,397	661
	$ 49,407			$ 7,080
Distribution & Wholesale - 0.46%			Forest Products & Paper - 0.04%
Fastenal Co	222,949	10,942	International Paper Co	29,301	709
Fossil Inc (a)	6,409	254	Plum Creek Timber Co Inc	7,495	269
WESCO International Inc (a)	2,868	103		$ 978
WW Grainger Inc	5,037	564	Hand & Machine Tools - 0.01%
	$ 11,863		Regal-Beloit Corp	4,120	251
Diversified Financial Services - 3.35%
Affiliated Managers Group Inc (a)	5,323	377	Healthcare - Products - 3.41%
American Express Co	376,281	16,797	Alcon Inc	5,951	923
Ameriprise Financial Inc	6,409	272	Baxter International Inc	36,484	1,597
Charles Schwab Corp/The	2,114,113	31,268	Becton Dickinson and Co	17,132	1,179
Eaton Vance Corp	15,034	450	CareFusion Corp (a)	5,036	106
Federated Investors Inc	7,326	155	Covidien PLC	41,663	1,555
Franklin Resources Inc	258,911	26,041	CR Bard Inc	7,784	611
IntercontinentalExchange Inc (a)	79,109	8,356	DENTSPLY International Inc	19,157	575
NASDAQ OMX Group Inc/The (a)	1,832	36	Edwards Lifesciences Corp (a)	8,322	481
T Rowe Price Group Inc	22,500	1,085	Gen-Probe Inc (a)	6,124	276
TD Ameritrade Holding Corp (a)	28,844	454	Henry Schein Inc (a)	11,446	601
Waddell & Reed Financial Inc	11,100	265	Hill-Rom Holdings Inc	6,409	212
	$ 85,556		Hospira Inc (a)	13,555	706
Electric - 0.02%			IDEXX Laboratories Inc (a)	489,585	28,758
Calpine Corp (a)	20,144	272	Intuitive Surgical Inc (a)	92,235	30,287
ITC Holdings Corp	5,495	312	Johnson & Johnson	34,339	1,995
	$ 584		Kinetic Concepts Inc (a)	458	16
Electrical Components & Equipment - 0.79%			Medtronic Inc	70,966	2,624
Emerson Electric Co	403,906	20,010	Patterson Cos Inc	12,961	346
			St Jude Medical Inc (a)	23,997	882
Hubbell Inc	3,204	151
	$ 20,161		Stryker Corp	270,961	12,618
			Thoratec Corp (a)	7,325	270
Electronics - 2.01%			Varian Medical Systems Inc (a)	10,531	581
Agilent Technologies Inc (a)	25,657	717
Amphenol Corp	749,404	33,573		$ 87,199
AVX Corp	1,356	19	Healthcare - Services - 2.57%
FLIR Systems Inc (a)	19,229	572	Community Health Systems Inc (a)	5,989	194
			Covance Inc (a)	787,356	30,518
Garmin Ltd	916	26	DaVita Inc (a)	567,141	32,508
Gentex Corp	17,224	332	Health Management Associates Inc (a)	31,809	228
Jabil Circuit Inc	12,054	175	Laboratory Corp of America Holdings (a)	9,149	668
PerkinElmer Inc	3,263	64
Thomas & Betts Corp (a)	916	36	Lincare Holdings Inc	10,764	256
Trimble Navigation Ltd (a)	533,230	15,128	Mednax Inc (a)	5,494	259
Waters Corp (a)	11,477	736	Quest Diagnostics Inc	15,931	749
			Tenet Healthcare Corp (a)	42,027	193
	$ 51,378
Energy - Alternate Sources - 0.16%				$ 65,573
First Solar Inc (a)	31,989	4,013	Home Furnishings - 0.02%
			Tempur-Pedic International Inc (a)	9,156	281
Engineering & Contruction - 2.63%			Whirlpool Corp	4,120	343
ABB Ltd ADR(a)	1,768,324	35,685		$ 624
Aecom Technology Corp (a)	3,663	89	Housewares - 0.01%
Chicago Bridge & Iron Co NV (a)	5,036	113	Toro Co	4,316	225
Jacobs Engineering Group Inc (a)	833,751	30,490
McDermott International Inc (a)	22,893	538	Insurance - 0.19%
Shaw Group Inc/The (a)	5,952	191	ACE Ltd	6,409	340
	$ 67,106		Aflac Inc	37,543	1,847
Entertainment - 0.01%			Arthur J Gallagher & Co	3,205	81
Bally Technologies Inc (a)	6,867	222	Axis Capital Holdings Ltd	4,815	150
			Brown & Brown Inc	7,326	147
Environmental Control - 1.56%			Endurance Specialty Holdings Ltd	458	18
Nalco Holding Co	17,818	435	Erie Indemnity Co	2,657	130
Stericycle Inc (a)	625,293	39,393	Genworth Financial Inc (a)	11,447	155
	$ 39,828		Hartford Financial Services Group Inc	4,607	108

See accompanying notes			116

Schedule of Investments
LargeCap Growth Fund I
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Insurance (continued)			Miscellaneous Manufacturing - 3.40%
Marsh & McLennan Cos Inc	41,198 $	969	3M Co	185,477 $	15,866
MetLife Inc	13,735	578	Carlisle Cos Inc	458	15
Travelers Cos Inc/The	7,325	370	Cooper Industries PLC	14,193	641
Validus Holdings Ltd	1,748	43	Danaher Corp	1,549,849	59,530
	$ 4,936		Dover Corp	14,651	703
Internet - 7.10%			Eaton Corp	5,494	431
Akamai Technologies Inc (a)	255,429	9,798	General Electric Co	208,317	3,358
Amazon.com Inc (a)	348,499	41,084	Honeywell International Inc	65,311	2,799
Baidu Inc/China ADR(a)	133,600	10,876	Illinois Tool Works Inc	37,085	1,613
eBay Inc (a)	33,615	703	Leggett & Platt Inc	11,936	249
Expedia Inc	10,531	239	Pall Corp	15,164	580
Google Inc (a)	220,125	106,728	Parker Hannifin Corp	5,494	341
Liberty Media Corp - Interactive (a)	820,700	9,290	Textron Inc	17,397	361
NetFlix Inc (a)	5,157	529	Tyco International Ltd	9,156	351
Priceline.com Inc (a)	3,784	849		$ 86,838
Symantec Corp (a)	9,157	119	Office & Business Equipment - 0.02%
VeriSign Inc (a)	22,893	645	Pitney Bowes Inc	18,313	447
Yahoo! Inc (a)	43,037	597
	$ 181,457		Oil & Gas - 4.58%
Iron & Steel - 0.03%			Atwood Oceanics Inc (a)	1,374	37
Carpenter Technology Corp	5,494	192	Canadian Natural Resources Ltd	1,009,312	34,741
Cliffs Natural Resources Inc	11,446	647	Chevron Corp	9,156	698
	$ 839		Cimarex Energy Co	10,530	725
Leisure Products & Services - 0.47%			ConocoPhillips	48,073	2,655
Carnival Corp	344,200	11,937	EOG Resources Inc	285,744	27,860
			EQT Corp	18,550	680
Lodging - 1.51%			Exxon Mobil Corp	394,658	23,553
Las Vegas Sands Corp (a)	23,349	627	Forest Oil Corp (a)	8,926	255
Marriott International Inc/DE	648,921	22,005	Holly Corp	3,723	99
MGM Resorts International (a)	566,701	6,154	Marathon Oil Corp	23,349	781
Starwood Hotels & Resorts Worldwide Inc	202,616	9,817	Murphy Oil Corp	2,747	150
	$ 38,603		Nabors Industries Ltd (a)	14,193	261
Machinery - Construction & Mining - 0.18%			Occidental Petroleum Corp	13,735	1,070
			Pride International Inc (a)	10,453	249
Bucyrus International Inc	9,156	570
Caterpillar Inc	46,241	3,225	Range Resources Corp	191,587	7,112
			Rowan Cos Inc (a)	2,566	65
Joy Global Inc	11,563	686
	$ 4,481		SM Energy Co	5,494	228
			Southwestern Energy Co (a)	25,707	937
Machinery - Diversified - 1.75%

Cummins Inc	14,731	1,173	Suncor Energy Inc	438,843	14,460
Deere & Co	33,880	2,259	Ultra Petroleum Corp (a)	10,988	466
Flowserve Corp	5,952	590		$ 117,082
Gardner Denver Inc	5,951	302	Oil & Gas Services - 3.96%
			Cameron International Corp (a)	18,670	739
Graco Inc	7,325	231	FMC Technologies Inc (a)	552,236	34,946
IDEX Corp	6,141	198
Rockwell Automation Inc	126,220	6,835	Halliburton Co	76,459	2,285
Roper Industries Inc	530,198	33,137	Schlumberger Ltd	1,051,602	62,738
			Weatherford International Ltd (a)	37,085	601
	$ 44,725
Media - 0.91%				$ 101,309
CBS Corp	10,072	149	Packaging & Containers - 0.05%
DIRECTV (a)	75,085	2,790	Ball Corp	2,290	133
Discovery Communications Inc - A Shares (a)	15,108	583	Crown Holdings Inc (a)	20,632	574
			Owens-Illinois Inc (a)	6,410	177
Factset Research Systems Inc	5,951	446	Pactiv Corp (a)	14,650	446
John Wiley & Sons Inc	5,333	210
McGraw-Hill Cos Inc/The	18,772	576		$ 1,330
News Corp - Class A	59,519	777	Pharmaceuticals - 3.91%
Scripps Networks Interactive	10,988	469	Abbott Laboratories	117,093	5,747
Time Warner Inc	17,397	547	Allergan Inc/United States	827,063	50,500
Viacom Inc	14,650	484	AmerisourceBergen Corp	21,086	632
Walt Disney Co/The	480,206	16,178	Cardinal Health Inc	15,566	502
	$ 23,209		Eli Lilly & Co	19,688	701
			Express Scripts Inc (a)	358,860	16,214
Metal Fabrication & Hardware - 0.79%
Precision Castparts Corp	162,084	19,805	Herbalife Ltd	7,940	394
Timken Co	7,783	262	McKesson Corp	339,978	21,357
Valmont Industries Inc	2,720	193	Mead Johnson Nutrition Co	3,458	184
			Medco Health Solutions Inc (a)	38,001	1,824
	$ 20,260		Mylan Inc/PA (a)	28,130	489
Mining - 0.21%
Freeport-McMoRan Copper & Gold Inc	39,066	2,795	Omnicare Inc	1,374	34
Newmont Mining Corp	42,957	2,401	Perrigo Co	10,282	576
			SXC Health Solutions Corp (a)	3,779	257
Titanium Metals Corp (a)	10,530	233
			Valeant Pharmaceuticals International (a)	6,868	387
	$ 5,429

See accompanying notes			117

Schedule of Investments
LargeCap Growth Fund I
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Pharmaceuticals (continued)			Semiconductors (continued)
VCA Antech Inc (a)	10,616 $	221	Applied Materials Inc	1,222,838 $	14,430
	$ 100,019		ASML Holding NV	322,751	10,389
Pipelines - 0.02%			Atmel Corp (a)	51,278	268
Williams Cos Inc	29,759	578	Avago Technologies Ltd (a)	13,277	289
			Broadcom Corp	263,653	9,499
Real Estate - 0.02%			Cree Inc (a)	7,723	547
Jones Lang LaSalle Inc	5,036	390	Intel Corp	337,886	6,961
			Intersil Corp	7,835	89
REITS - 0.17%			Linear Technology Corp	16,482	525
Apartment Investment & Management Co	7,325	157	Marvell Technology Group Ltd (a)	748,976	11,175
Digital Realty Trust Inc	9,815	621	Micron Technology Inc (a)	300,400	2,187
Equity Residential	2,289	105	National Semiconductor Corp	29,614	409
Essex Property Trust Inc	1,373	144	NVIDIA Corp (a)	942,159	8,658
Federal Realty Investment Trust	4,578	358	ON Semiconductor Corp (a)	54,216	366
Public Storage Inc	10,989	1,078	QLogic Corp (a)	15,326	244
Simon Property Group Inc	16,940	1,511	Rambus Inc (a)	12,819	252
Ventas Inc	5,494	279	Skyworks Solutions Inc (a)	21,976	385
Vornado Realty Trust	1,831	152	Teradyne Inc (a)	22,325	240
	$ 4,405		Texas Instruments Inc	48,989	1,210
Retail - 6.80%			Xilinx Inc	24,220	676
Advance Auto Parts Inc	11,329	606		$ 70,384
Aeropostale Inc (a)	12,130	345	Software - 3.70%
American Eagle Outfitters Inc	6,410	79	Adobe Systems Inc (a)	39,189	1,125
AutoZone Inc (a)	3,853	815	Allscripts-Misys Healthcare Solutions Inc (a)	8,075	135
Bed Bath & Beyond Inc (a)	326,563	12,370	ANSYS Inc (a)	11,446	514
Best Buy Co Inc	28,997	1,005	Autodesk Inc (a)	16,834	497
Big Lots Inc (a)	10,072	346	BMC Software Inc (a)	15,708	559
Brinker International Inc	13,173	207	Broadridge Financial Solutions Inc	11,235	228
CarMax Inc (a)	27,928	589	CA Inc	39,126	765
Chico's FAS Inc	21,450	201	Cerner Corp (a)	8,698	674
Chipotle Mexican Grill Inc (a)	4,109	608	Citrix Systems Inc (a)	682,148	37,532
Costco Wholesale Corp	656,603	37,236	Compuware Corp (a)	15,566	127
Darden Restaurants Inc	17,359	727	Dun & Bradstreet Corp	6,506	445
Dick's Sporting Goods Inc (a)	11,078	291	Emdeon Inc (a)	2,669	33
Dollar Tree Inc (a)	15,795	700	Informatica Corp (a)	11,446	345
Family Dollar Stores Inc	18,087	748	Intuit Inc (a)	24,170	961
Gap Inc/The	34,339	622	Microsoft Corp	426,627	11,011
Guess? Inc	7,526	269	MSCI Inc (a)	12,912	417
Home Depot Inc	142,846	4,073	Oracle Corp	317,161	7,498
J Crew Group Inc (a)	6,867	245	Red Hat Inc (a)	24,372	783
Kohl's Corp (a)	202,790	9,671	Salesforce.com Inc (a)	306,007	30,280
Lowe's Cos Inc	917,260	19,024	VMware Inc (a)	9,156	710
Ltd Brands Inc	22,671	581		$ 94,639
Macy's Inc	5,036	94	Telecommunications - 7.45%
McDonald's Corp	79,207	5,523	Amdocs Ltd (a)	7,325	200
MSC Industrial Direct Co	5,394	272	American Tower Corp (a)	410,667	18,989
Nordstrom Inc	21,275	723	Cisco Systems Inc (a)	1,884,516	43,476
O'Reilly Automotive Inc (a)	187,825	9,256	Corning Inc	565,566	10,248
Panera Bread Co (a)	3,547	277	Crown Castle International Corp (a)	360,572	14,246
PetSmart Inc	14,651	455	Frontier Communications Corp	46,760	357
Phillips-Van Heusen Corp	6,867	356	Harris Corp	16,024	714
Ross Stores Inc	10,915	575	Juniper Networks Inc (a)	1,099,862	30,554
Staples Inc	61,768	1,256	MetroPCS Communications Inc (a)	15,108	135
Starbucks Corp	794,320	19,739	NeuStar Inc (a)	9,320	217
Target Corp	62,267	3,196	NII Holdings Inc (a)	16,482	617
Tiffany & Co	14,638	616	Qualcomm Inc	1,823,824	69,451
TJX Cos Inc	34,339	1,426	SBA Communications Corp (a)	15,021	544
Tractor Supply Co	4,578	318	tw telecom inc (a)	19,229	364
Urban Outfitters Inc (a)	914,074	29,397	Windstream Corp	26,148	298
Walgreen Co	83,202	2,375		$ 190,410
Wal-Mart Stores Inc	90,653	4,640	Toys, Games & Hobbies - 0.05%
Williams-Sonoma Inc	11,903	318	Hasbro Inc	16,024	676
Yum! Brands Inc	39,667	1,638	Mattel Inc	26,097	552
	$ 173,808			$ 1,228
Savings & Loans - 0.00%			Transportation - 1.95%
Hudson City Bancorp Inc	5,037	63	CH Robinson Worldwide Inc	12,678	827
			Expeditors International of Washington Inc	646,496	27,566
Semiconductors - 2.75%			FedEx Corp	14,857	1,226
Advanced Micro Devices Inc (a)	28,387	213	Frontline Ltd/Bermuda	5,494	168
Altera Corp	21,977	609	Kansas City Southern (a)	7,325	269
Analog Devices Inc	25,679	763	Landstar System Inc	6,409	260
See accompanying notes			118

		Schedule of Investments
		LargeCap Growth Fund I
		July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)
Transportation (continued)
Union Pacific Corp	7,814 $	584
United Parcel Service Inc	288,476	18,751
UTI Worldwide Inc	10,530	154
		$ 49,805
TOTAL COMMON STOCKS		$ 2,493,968
	Maturity
	Amount
REPURCHASE AGREEMENTS - 2.02%	(000's)	Value (000's)
Banks - 2.02%
Investment in Joint Trading Account; Bank of	$ 13,471	$ 13,471
America Repurchase Agreement; 0.19%
dated 07/30/10 maturing 08/02/10
(collateralized by US Treasury Notes;
$13,740,664; 1.38% - 3.63%; dated 05/15/12
- 08/15/19)
Investment in Joint Trading Account; Credit Suisse	11,889	11,889
Repurchase Agreement; 0.20% dated
07/30/10 maturing 08/02/10 (collateralized by
US Treasury Note; $12,127,041; 2.00%;
dated 11/30/13)
Investment in Joint Trading Account; Deutsche	13,471	13,472
Bank Repurchase Agreement; 0.19% dated
07/30/10 maturing 08/02/10 (collateralized by
Sovereign Agency Issues; $13,740,666;
0.00%; dated 08/11/10 - 01/24/11)
Investment in Joint Trading Account; Morgan	12,841	12,840
Stanley Repurchase Agreement; 0.20% dated
07/30/10 maturing 08/02/10 (collateralized by
Sovereign Agency Issues; $13,097,204;
3.00% - 6.88%; dated 09/15/10 - 07/28/14)
		$ 51,672
TOTAL REPURCHASE AGREEMENTS		$ 51,672
Total Investments		$ 2,545,640
Other Assets in Excess of Liabilities, Net - 0.42%		$ 10,644
TOTAL NET ASSETS - 100.00%		$ 2,556,284

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 285,250
Unrealized Depreciation		(113,339)
Net Unrealized Appreciation (Depreciation)		$ 171,911
Cost for federal income tax purposes		$ 2,373,729
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		19.10%
Technology		18.25%
Industrial		15.59%
Communications		15.51%
Consumer, Cyclical		11.06%
Energy		9.10%
Financial		9.04%
Basic Materials		1.91%
Utilities		0.02%
Other Assets in Excess of Liabilities, Net		0.42%
TOTAL NET ASSETS		100.00%

See accompanying notes		119

Schedule of Investments
LargeCap Growth Fund I
July 31, 2010 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts		Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500; September 2010	Long	238	$ 63,185		$ 65,348	$ 2,163
						$ 2,163
All dollar amounts are shown in thousands (000's)

See accompanying notes			120

Schedule of Investments
LargeCap Growth Fund II
July 31, 2010 (unaudited)

COMMON STOCKS - 97.13%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.07%			Chemicals - 1.52%
Interpublic Group of Cos Inc (a)	38,772 $	354	Air Products & Chemicals Inc	9,928 $	721
Omnicom Group Inc	13,410	500	Albemarle Corp	7,288	318
	$ 854		Ashland Inc	500	25
Aerospace & Defense - 1.09%			Celanese Corp	12,862	361
Boeing Co/The	33,371	2,274	CF Industries Holdings Inc	4,082	331
Goodrich Corp	2,916	212	Eastman Chemical Co	1,166	73
Lockheed Martin Corp	13,119	986	Ecolab Inc	11,267	551
Rockwell Collins Inc	128,793	7,362	EI du Pont de Nemours & Co	16,834	685
United Technologies Corp	45,768	3,254	FMC Corp	3,790	237
	$ 14,088		International Flavors & Fragrances Inc	6,102	277
Agriculture - 0.48%			Lubrizol Corp	5,538	518
Altria Group Inc	67,050	1,486	Monsanto Co	43,002	2,487
Philip Morris International Inc	92,675	4,730	Mosaic Co/The	7,517	358
	$ 6,216		PPG Industries Inc	100,208	6,962
Airlines - 0.09%			Praxair Inc	14,635	1,271
Continental Airlines Inc (a)	11,341	284	RPM International Inc	5,560	104
Copa Holdings SA	1,458	75	Sherwin-Williams Co/The	4,373	302
Delta Air Lines Inc (a)	42,270	502	Sigma-Aldrich Corp	73,611	4,130
Southwest Airlines Co	7,872	95		$ 19,711
UAL Corp (a)	9,911	235	Coal - 0.06%
			Alpha Natural Resources Inc (a)	1,167	45
	$ 1,191
Apparel - 1.35%			Arch Coal Inc	9,037	214
Coach Inc	16,326	604	Consol Energy Inc	8,163	306
Hanesbrands Inc (a)	7,781	195	Walter Energy Inc	3,207	228
Nike Inc	221,851	16,337		$ 793
Polo Ralph Lauren Corp	4,258	336	Commercial Services - 1.89%
	$ 17,472		Alliance Data Systems Corp (a)	4,081	235
			Apollo Group Inc (a)	10,203	471
Automobile Manufacturers - 0.57%
Ford Motor Co (a)	481,180	6,145	Automatic Data Processing Inc	26,665	1,100
Navistar International Corp (a)	5,538	286	Career Education Corp (a)	5,248	128
Oshkosh Corp (a)	6,996	241	DeVry Inc	5,111	275
			Emergency Medical Services Corp (a)	2,332	104
PACCAR Inc	16,006	733	FTI Consulting Inc (a)	2,916	103
	$ 7,405
Automobile Parts & Equipment - 0.68%			Global Payments Inc	6,602	249
Autoliv Inc	2,332	134	H&R Block Inc	10,787	169
			Hewitt Associates Inc (a)	6,854	337
BorgWarner Inc (a)	169,273	7,424
Johnson Controls Inc	34,107	983	Hillenbrand Inc	4,955	109
			ITT Educational Services Inc (a)	2,911	235
TRW Automotive Holdings Corp (a)	4,081	143
			KAR Auction Services Inc (a)	1,430	18
WABCO Holdings Inc (a)	4,658	180
	$ 8,864		Lender Processing Services Inc	7,849	251
			Mastercard Inc	28,347	5,954
Banks - 1.72%			Moody's Corp	15,412	363
Bank of Hawaii Corp	1,212	60	Paychex Inc	15,351	399
Goldman Sachs Group Inc/The	17,376	2,621	RR Donnelley & Sons Co	875	15
JP Morgan Chase & Co	375,204	15,113	SEI Investments Co	9,948	191
Morgan Stanley	20,697	559	Verisk Analytics Inc (a)	8,162	242
Wells Fargo & Co	143,204	3,971	Visa Inc	175,543	12,876
	$ 22,324		Weight Watchers International Inc	2,623	72
Beverages - 5.41%			Western Union Co/The	37,955	616
Coca-Cola Co/The	693,147	38,200		$ 24,512
Coca-Cola Enterprises Inc	15,365	441	Computers - 10.92%
Dr Pepper Snapple Group Inc	5,830	219	Accenture PLC - Class A	33,233	1,317
PepsiCo Inc	480,411	31,183	Apple Inc (a)	191,563	49,280
	$ 70,043		Cognizant Technology Solutions Corp (a)	15,807	862
Biotechnology - 1.06%			Dell Inc (a)	96,345	1,276
Alexion Pharmaceuticals Inc (a)	28,900	1,571
(a)			Diebold Inc	1,167	33
Amgen Inc	64,488	3,516	EMC Corp/Massachusetts (a)	558,660	11,056
Celgene Corp (a)	21,548	1,188
Genzyme Corp (a)	9,621	669	Hewlett-Packard Co	781,107	35,962
(a)			IBM Corp	130,168	16,714
Gilead Sciences Inc	176,880	5,894	MICROS Systems Inc (a)	6,315	226
Life Technologies Corp (a)	10,164	437	NCR Corp (a)	13,028	178
Myriad Genetics Inc (a)	7,846	114	NetApp Inc (a)	75,942	3,213
Vertex Pharmaceuticals Inc (a)	9,260	312	Research In Motion Ltd (a)	346,689	19,945
	$ 13,701		SanDisk Corp (a)	13,053	570
Building Materials - 0.04%			Seagate Technology (a)	24,868	312
Eagle Materials Inc	3,498	86	Teradata Corp (a)	11,563	368
Lennox International Inc	3,692	161	Western Digital Corp (a)	4,082	108
Masco Corp	8,455	87		$ 141,420
Owens Corning Inc (a)	4,955	156
			Consumer Products - 0.16%
	$ 490		Avery Dennison Corp	584	21
			Clorox Co	7,288	473
See accompanying notes			121

Schedule of Investments
LargeCap Growth Fund II
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Consumer Products (continued)			Food (continued)
Kimberly-Clark Corp	19,487 $	1,249	General Mills Inc	129,221 $	4,420
Scotts Miracle-Gro Co/The	3,667	177	Hershey Co/The	69,043	3,245
Tupperware Brands Corp	4,955	195	HJ Heinz Co	10,194	453
	$ 2,115		Kellogg Co	332,640	16,648
Cosmetics & Personal Care - 3.05%			McCormick & Co Inc/MD	5,197	204
Avon Products Inc	20,341	633	Sara Lee Corp	25,945	384
Colgate-Palmolive Co	226,310	17,874	Sysco Corp	28,108	871
Estee Lauder Cos Inc/The	66,278	4,126	Whole Foods Market Inc (a)	11,077	421
Procter & Gamble Co	275,019	16,820		$ 27,042
	$ 39,453		Forest Products & Paper - 0.05%
Distribution & Wholesale - 0.08%			International Paper Co	18,657	452
Fastenal Co	10,410	511	Plum Creek Timber Co Inc	4,773	171
Fossil Inc (a)	4,081	162		$ 623
WESCO International Inc (a)	1,852	66	Hand & Machine Tools - 0.01%
WW Grainger Inc	3,207	359	Regal-Beloit Corp	2,623	160
	$ 1,098
Diversified Financial Services - 1.63%			Healthcare - Products - 3.39%
Affiliated Managers Group Inc (a)	3,389	240	Alcon Inc	3,789	588
American Express Co	252,128	11,255	Baxter International Inc	23,231	1,017
Ameriprise Financial Inc	4,081	173	Becton Dickinson and Co	10,909	751
BlackRock Inc	17,604	2,772	CareFusion Corp (a)	3,206	68
CBOE Holdings Inc	25,960	691	Covidien PLC	167,297	6,243
Charles Schwab Corp/The	217,968	3,224	CR Bard Inc	4,956	389
Eaton Vance Corp	9,576	287	DENTSPLY International Inc	12,201	366
Federated Investors Inc	4,665	99	Edwards Lifesciences Corp (a)	58,545	3,384
Franklin Resources Inc	7,871	792	Gen-Probe Inc (a)	41,157	1,850
IntercontinentalExchange Inc (a)	4,081	431	Henry Schein Inc (a)	7,288	383
NASDAQ OMX Group Inc/The (a)	1,167	23	Hill-Rom Holdings Inc	4,081	135
T Rowe Price Group Inc	14,331	691	Hospira Inc (a)	8,634	450
TD Ameritrade Holding Corp (a)	18,366	289	IDEXX Laboratories Inc (a)	4,664	274
Waddell & Reed Financial Inc	7,070	168	Intuitive Surgical Inc (a)	8,160	2,680
	$ 21,135		Johnson & Johnson	21,865	1,270
Electric - 0.03%			Kinetic Concepts Inc (a)	292	10
Calpine Corp (a)	12,826	173	Masimo Corp	54,615	1,260
ITC Holdings Corp	3,499	199	Medtronic Inc	45,186	1,670
	$ 372		Patterson Cos Inc	8,256	220
			St Jude Medical Inc (a)	15,280	562
Electrical Components & Equipment - 1.15%
Emerson Electric Co	299,392	14,832	Stryker Corp	423,717	19,733
			Thoratec Corp (a)	4,664	172
Hubbell Inc	2,040	96	Varian Medical Systems Inc (a)	6,705	370
	$ 14,928
Electronics - 0.62%				$ 43,845
Agilent Technologies Inc (a)	16,341	456	Healthcare - Services - 0.23%
Amphenol Corp	8,114	364	Aetna Inc	26,581	740
			Community Health Systems Inc (a)	3,815	124
FLIR AVX Systems Corp Inc (a)	12,243 897	364 13	Covance Inc (a)	5,085	197
			DaVita Inc (a)	8,170	468
Garmin Ltd	584	17	Health Management Associates Inc (a)	20,259	145
Gentex Corp	10,967	211	Laboratory Corp of America Holdings (a)	5,827	425
Jabil Circuit Inc	261,357	3,792
PerkinElmer Inc	2,108	41	Lincare Holdings Inc	6,855	163
Thermo Fisher Scientific Inc (a)	50,401	2,261	Mednax Inc (a)	3,498	165
Thomas & Betts Corp (a)	584	23	Quest Diagnostics Inc	10,143	477
Waters Corp (a)	7,307	469	Tenet Healthcare Corp (a)	26,769	123
	$ 8,011			$ 3,027
Engineering & Contruction - 1.32%			Home Furnishings - 0.30%
Aecom Technology Corp (a)	2,333	56	Tempur-Pedic International Inc (a)	5,830	179
Chicago Bridge & Iron Co NV (a)	3,206	72	Whirlpool Corp	44,666	3,720
Fluor Corp	336,874	16,268		$ 3,899
Jacobs Engineering Group Inc (a)	5,831	213	Housewares - 0.01%
McDermott International Inc (a)	14,577	343	Toro Co	2,749	143
Shaw Group Inc/The (a)	3,790	122
	$ 17,074		Insurance - 0.62%
Entertainment - 0.01%			ACE Ltd	4,081	217
Bally Technologies Inc (a)	4,372	141	Aflac Inc	123,352	6,068
			Arthur J Gallagher & Co	2,041	52
Environmental Control - 0.02%			Axis Capital Holdings Ltd	3,066	95
Nalco Holding Co	11,347	277	Brown & Brown Inc	4,665	93
			Endurance Specialty Holdings Ltd	292	11
Food - 2.09%			Erie Indemnity Co	1,690	83
			Genworth Financial Inc (a)	7,289	99
Campbell Soup Co	8,745	314
ConAgra Foods Inc	3,498	82	Hartford Financial Services Group Inc	2,933	69

See accompanying notes			122

Schedule of Investments
LargeCap Growth Fund II
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Insurance (continued)			Miscellaneous Manufacturing (continued)
Marsh & McLennan Cos Inc	26,232 $	617	Eaton Corp	92,120 $	7,228
MetLife Inc	8,745	368	General Electric Co	132,641	2,138
Travelers Cos Inc/The	4,664	235	Honeywell International Inc	161,251	6,911
Validus Holdings Ltd	1,159	29	Illinois Tool Works Inc	179,999	7,830
	$ 8,036		Leggett & Platt Inc	7,603	158
Internet - 3.42%			Pall Corp	9,658	369
Akamai Technologies Inc (a)	8,234	316	Parker Hannifin Corp	3,498	217
Amazon.com Inc (a)	18,948	2,234	Textron Inc	273,747	5,683
eBay Inc (a)	21,410	448	Tyco International Ltd	5,830	223
Expedia Inc	6,705	152		$ 54,605
F5 Networks Inc (a)	48,435	4,254	Office & Business Equipment - 0.02%
Google Inc (a)	72,335	35,071	Pitney Bowes Inc	11,660	285
NetFlix Inc (a)	3,284	337
Priceline.com Inc (a)	2,409	541	Oil & Gas - 5.62%
Symantec Corp (a)	5,831	76	Atwood Oceanics Inc (a)	875	24
VeriSign Inc (a)	14,577	410	Chevron Corp	5,830	444
Yahoo! Inc (a)	27,403	380	Cimarex Energy Co	38,086	2,623
	$ 44,219		ConocoPhillips	85,692	4,732
Iron & Steel - 0.21%			EOG Resources Inc	45,525	4,438
Carpenter Technology Corp	3,498	122	EQT Corp	11,814	433
Cliffs Natural Resources Inc	45,142	2,554	Exxon Mobil Corp	616,814	36,812
	$ 2,676		Forest Oil Corp (a)	5,683	163
Lodging - 0.56%			Holly Corp	2,370	63
Las Vegas Sands Corp (a)	14,867	400	Marathon Oil Corp	14,867	497
Marriott International Inc/DE	14,663	497	Murphy Oil Corp	1,749	96
Starwood Hotels & Resorts Worldwide Inc	131,648	6,378	Nabors Industries Ltd (a)	9,037	166
	$ 7,275		Occidental Petroleum Corp	246,649	19,222
			Pride International Inc (a)	6,657	158
Machinery - Construction & Mining - 0.61%
Bucyrus International Inc	5,830	363	Range Resources Corp	12,535	465
			Rowan Cos Inc (a)	1,657	42
Caterpillar Inc	102,523	7,151
Joy Global Inc	7,364	437	SM Energy Co	3,498	145
			Southwestern Energy Co (a)	51,841	1,890
	$ 7,951		Ultra Petroleum Corp (a)	6,996	297
Machinery - Diversified - 0.79%
Cummins Inc	9,380	747		$ 72,710
Deere & Co	21,572	1,438	Oil & Gas Services - 3.29%
			Cameron International Corp (a)	339,586	13,445
Flowserve Corp	3,790	376	FMC Technologies Inc (a)	5,887	372
Gardner Denver Inc	3,789	192
Graco Inc	4,664	147	Halliburton Co	179,333	5,359
IDEX Corp	3,912	126	Schlumberger Ltd	385,555	23,002
			Weatherford International Ltd (a)	23,613	382
Rockwell Automation Inc	132,522	7,176
	$ 10,202			$ 42,560
Media - 1.84%			Packaging & Containers - 0.07%
CBS Corp	6,413	95	Ball Corp	1,458	85
DIRECTV (a)	47,809	1,777	Crown Holdings Inc (a)	13,140	365
Discovery Communications Inc - A Shares (a)	9,620	371	Owens-Illinois Inc (a)	4,082	113
			Pactiv Corp (a)	9,328	284
Factset Research Systems Inc	3,789	284
John Wiley & Sons Inc	3,395	134		$ 847
McGraw-Hill Cos Inc/The	11,953	367	Pharmaceuticals - 8.05%
News Corp - Class A	37,897	495	Abbott Laboratories	727,345	35,698
Scripps Networks Interactive	82,525	3,518	Allergan Inc/United States	393,520	24,028
Time Warner Inc	11,077	348	AmerisourceBergen Corp	13,430	403
Viacom Inc	9,328	308	Cardinal Health Inc	9,911	320
Walt Disney Co/The	479,020	16,138	Eli Lilly & Co	12,536	446
	$ 23,835		Express Scripts Inc (a)	185,947	8,401
Metal Fabrication & Hardware - 0.08%			Herbalife Ltd	5,056	251
Precision Castparts Corp	6,648	812	McKesson Corp	26,922	1,692
Timken Co	4,955	167	Mead Johnson Nutrition Co	32,920	1,749
			Medco Health Solutions Inc (a)	101,081	4,851
Valmont Industries Inc	1,731	123
	$ 1,102		Merck & Co Inc	635,696	21,906
			Mylan Inc/PA (a)	17,917	312
Mining - 0.89%
Freeport-McMoRan Copper & Gold Inc	81,561	5,835	Novo Nordisk A/S ADR	26,237	2,257
Newmont Mining Corp	98,426	5,502	Omnicare Inc	875	22
Titanium Metals Corp (a)	6,704	148	Perrigo Co	23,150	1,297
			SXC Health Solutions Corp (a)	2,406	163
	$ 11,485		Valeant Pharmaceuticals International (a)	4,373	246
Miscellaneous Manufacturing - 4.22%			VCA Antech Inc (a)	6,759	141
3M Co	256,754	21,963
Carlisle Cos Inc	292	10		$ 104,183
Cooper Industries PLC	9,037	408	Pipelines - 0.03%
Danaher Corp	26,528	1,019	Williams Cos Inc	18,948	368
Dover Corp	9,329	448
See accompanying notes			123

Schedule of Investments
LargeCap Growth Fund II
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Real Estate - 0.02%			Semiconductors (continued)
Jones Lang LaSalle Inc	3,206 $	248	Intel Corp	415,053 $	8,550
			Intersil Corp	4,990	57
REITS - 0.22%			Linear Technology Corp	224,471	7,156
Apartment Investment & Management Co	4,664	100	Marvell Technology Group Ltd (a)	30,609	457
Digital Realty Trust Inc	6,251	395	Microchip Technology Inc	95,821	2,918
Equity Residential	1,457	67	Micron Technology Inc (a)	246,533	1,795
Essex Property Trust Inc	874	92	National Semiconductor Corp	18,861	260
Federal Realty Investment Trust	2,915	228	NVIDIA Corp (a)	44,991	413
Public Storage Inc	6,997	687	ON Semiconductor Corp (a)	34,533	233
Simon Property Group Inc	10,786	962	QLogic Corp (a)	9,910	158
Ventas Inc	3,498	177	Rambus Inc (a)	8,162	160
Vornado Realty Trust	1,166	97	Skyworks Solutions Inc (a)	13,992	245
	$ 2,805		Teradyne Inc (a)	14,219	153
Retail - 11.05%			Texas Instruments Inc	31,193	770
Abercrombie & Fitch Co	41,957	1,550	Xilinx Inc	15,426	431
Advance Auto Parts Inc	7,215	386		$ 43,232
Aeropostale Inc (a)	7,726	220	Software - 3.99%
American Eagle Outfitters Inc	4,082	50	Adobe Systems Inc (a)	24,961	717
AutoZone Inc (a)	2,454	519	Allscripts-Misys Healthcare Solutions Inc (a)	5,143	86
Bed Bath & Beyond Inc (a)	14,306	542	ANSYS Inc (a)	7,288	328
Best Buy Co Inc	18,469	640	Autodesk Inc (a)	10,718	317
Big Lots Inc (a)	6,413	220	BMC Software Inc (a)	10,004	356
Brinker International Inc	8,390	132	Broadridge Financial Solutions Inc	7,155	145
CarMax Inc (a)	17,782	375	CA Inc	24,921	487
Chico's FAS Inc	13,662	128	Cerner Corp (a)	5,538	429
Chipotle Mexican Grill Inc (a)	23,813	3,522	Citrix Systems Inc (a)	10,203	561
Costco Wholesale Corp	495,390	28,093	Compuware Corp (a)	9,911	81
Darden Restaurants Inc	11,053	463	Dun & Bradstreet Corp	4,143	283
Dick's Sporting Goods Inc (a)	7,055	186	Electronic Arts Inc (a)	75,579	1,204
Dollar Tree Inc (a)	10,058	446	Emdeon Inc (a)	1,699	21
Family Dollar Stores Inc	10,787	446	Informatica Corp (a)	7,288	220
Gap Inc/The	21,865	396	Intuit Inc (a)	124,779	4,960
Guess? Inc	4,794	171	Microsoft Corp	818,952	21,137
Home Depot Inc	391,230	11,154	MSCI Inc (a)	8,224	265
J Crew Group Inc (a)	40,036	1,427	Oracle Corp	677,038	16,005
Kohl's Corp (a)	125,527	5,986	Quest Software Inc (a)	64,357	1,297
Lowe's Cos Inc	59,178	1,227	Red Hat Inc (a)	15,523	499
Ltd Brands Inc	14,435	370	Salesforce.com Inc (a)	17,809	1,763
Macy's Inc	3,206	60	VMware Inc (a)	5,830	452
McDonald's Corp	371,057	25,874		$ 51,613
MSC Industrial Direct Co	3,434	173	Telecommunications - 4.98%
Nordstrom Inc	13,551	461	Amdocs Ltd (a)	4,664	127
OfficeMax Inc (a)	104,424	1,492	American Tower Corp (a)	119,245	5,514
Panera Bread Co (a)	2,259	177	Arris Group Inc (a)	69,517	648
PetSmart Inc	9,329	290	Cisco Systems Inc (a)	721,910	16,654
Phillips-Van Heusen Corp	4,372	227	Corning Inc	139,007	2,519
Ross Stores Inc	6,952	366	Crown Castle International Corp (a)	88,881	3,512
Staples Inc	39,341	800	Frontier Communications Corp	29,773	227
Starbucks Corp	40,362	1,003	Harris Corp	10,203	454
Target Corp	154,435	7,926	Juniper Networks Inc (a)	263,739	7,326
Tiffany & Co	9,323	392	MetroPCS Communications Inc (a)	178,195	1,595
TJX Cos Inc	357,329	14,836	NeuStar Inc (a)	5,936	138
Tractor Supply Co	2,915	203	NII Holdings Inc (a)	10,494	393
Urban Outfitters Inc (a)	9,621	309	Qualcomm Inc	611,088	23,271
Walgreen Co	52,977	1,512	SBA Communications Corp (a)	9,567	346
Wal-Mart Stores Inc	487,322	24,946	Tellabs Inc	188,333	1,315
Williams-Sonoma Inc	87,767	2,344	tw telecom inc (a)	12,248	232
Yum! Brands Inc	25,257	1,043	Windstream Corp	16,885	193
	$ 143,083			$ 64,464
Savings & Loans - 0.00%			Toys, Games & Hobbies - 0.06%
Hudson City Bancorp Inc	3,207	40	Hasbro Inc	10,203	430
			Mattel Inc	16,617	352
Semiconductors - 3.34%				$ 782
Advanced Micro Devices Inc (a)	18,075	135	Transportation - 2.05%
Altera Corp	145,943	4,046	CH Robinson Worldwide Inc	8,074	526
Analog Devices Inc	16,356	486	Expeditors International of Washington Inc	10,116	431
Applied Materials Inc	75,795	894	FedEx Corp	9,460	781
Atmel Corp (a)	32,650	171	Frontline Ltd/Bermuda	3,498	107
Avago Technologies Ltd (a)	8,454	184	Kansas City Southern (a)	4,664	171
Broadcom Corp	321,524	11,584	Landstar System Inc	4,081	165
Cree Inc (a)	27,886	1,976	Union Pacific Corp	54,149	4,044
See accompanying notes			124

		Schedule of Investments
		LargeCap Growth Fund II
		July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)
Transportation (continued)
United Parcel Service Inc	311,840 $	20,270
UTI Worldwide Inc	6,704	98
		$ 26,593
TOTAL COMMON STOCKS		$ 1,257,626
	Maturity
	Amount
REPURCHASE AGREEMENTS - 1.46%	(000's)	Value (000's)
Banks - 1.46%
Investment in Joint Trading Account; Bank of	$ 4,914	$ 4,914
America Repurchase Agreement; 0.19%
dated 07/30/10 maturing 08/02/10
(collateralized by US Treasury Notes;
$5,012,279; 1.38% - 3.63%; dated 05/15/12 -
08/15/19)
Investment in Joint Trading Account; Credit Suisse	4,337	4,337
Repurchase Agreement; 0.20% dated
07/30/10 maturing 08/02/10 (collateralized by
US Treasury Note; $4,423,666; 2.00%; dated
11/30/13)
Investment in Joint Trading Account; Deutsche	4,914	4,914
Bank Repurchase Agreement; 0.19% dated
07/30/10 maturing 08/02/10 (collateralized by
Sovereign Agency Issues; $5,012,278; 0.00%;
dated 08/11/10 - 01/24/11)
Investment in Joint Trading Account; Morgan	4,684	4,684
Stanley Repurchase Agreement; 0.20% dated
07/30/10 maturing 08/02/10 (collateralized by
Sovereign Agency Issues; $4,777,559; 3.00%
- 6.88%; dated 09/15/10 - 07/28/14)
		$ 18,849
TOTAL REPURCHASE AGREEMENTS		$ 18,849
Total Investments		$ 1,276,475
Other Assets in Excess of Liabilities, Net - 1.41%		$ 18,214
TOTAL NET ASSETS - 100.00%		$ 1,294,689

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 98,516
Unrealized Depreciation		(39,708)
Net Unrealized Appreciation (Depreciation)		$ 58,808
Cost for federal income tax purposes		$ 1,217,667
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		25.81%
Technology		18.27%
Consumer, Cyclical		14.76%
Industrial		12.07%
Communications		10.31%
Energy		9.00%
Financial		5.67%
Basic Materials		2.67%
Utilities		0.03%
Other Assets in Excess of Liabilities, Net		1.41%
TOTAL NET ASSETS		100.00%

See accompanying notes		125

Schedule of Investments
LargeCap Growth Fund II
July 31, 2010 (unaudited)

Foreign Currency Contracts

Foreign Currency Sale								Net Unrealized
Contracts	Counterparty		Delivery Date Contracts to Deliver In Exchange For				Value	Appreciation/(Depreciation)
Danish Kroner	UBS Securities		08/31/2010		8,421,425 $	1,467 $	1,473	$ (6)

All dollar amounts are shown in thousands (000's)

Futures Contracts

								Unrealized
Type		Long/Short	Contracts		Notional Value	Current Market Value		Appreciation/(Depreciation)
S&P 500; September 2010		Long	132	$ 35,381	$ 36,244			$ 863
								$ 863
All dollar amounts are shown in thousands (000's)

See accompanying notes				126

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2010 (unaudited)

COMMON STOCKS - 98.19%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.16%			Beverages (continued)
Interpublic Group of Cos Inc (a)	103,643 $	947	PepsiCo Inc	341,592 $	22,173
Omnicom Group Inc	65,016	2,423		$ 56,687
	$ 3,370		Biotechnology - 1.45%
Aerospace & Defense - 2.23%			Amgen Inc (a)	202,901	11,064
Boeing Co/The	160,773	10,955	Biogen Idec Inc (a)	51,206	2,861
General Dynamics Corp	81,702	5,004	Celgene Corp (a)	97,616	5,384
Goodrich Corp	26,514	1,932	Genzyme Corp (a)	56,527	3,932
L-3 Communications Holdings Inc	24,516	1,791	Gilead Sciences Inc (a)	188,494	6,281
Lockheed Martin Corp	66,008	4,960	Life Technologies Corp (a)	38,679	1,663
Northrop Grumman Corp	63,797	3,741		$ 31,185
Raytheon Co	80,713	3,735	Building Materials - 0.04%
Rockwell Collins Inc	33,337	1,906	Masco Corp	75,976	781
United Technologies Corp	197,637	14,052
	$ 48,076		Chemicals - 1.99%
Agriculture - 1.77%			Air Products & Chemicals Inc	44,979	3,265
Altria Group Inc	441,111	9,775	Airgas Inc	17,681	1,154
Archer-Daniels-Midland Co	136,205	3,727	CF Industries Holdings Inc	15,049	1,222
Lorillard Inc	32,376	2,469	Dow Chemical Co/The	244,621	6,686
Philip Morris International Inc	392,248	20,020	Eastman Chemical Co	15,333	961
Reynolds American Inc	35,805	2,070	Ecolab Inc	49,431	2,418
	$ 38,061		EI du Pont de Nemours & Co	191,910	7,805
Airlines - 0.09%			FMC Corp	15,398	962
Southwest Airlines Co	157,681	1,900	International Flavors & Fragrances Inc	16,845	764
			Monsanto Co	115,555	6,684
Apparel - 0.51%			PPG Industries Inc	35,229	2,447
Coach Inc	64,624	2,389	Praxair Inc	64,803	5,626
Nike Inc	82,301	6,061	Sherwin-Williams Co/The	19,524	1,350
Polo Ralph Lauren Corp	13,929	1,100	Sigma-Aldrich Corp	25,711	1,442
VF Corp	18,657	1,480		$ 42,786
	$ 11,030		Coal - 0.23%
Automobile Manufacturers - 0.59%			Consol Energy Inc	47,807	1,792
Ford Motor Co (a)	721,551	9,214	Massey Energy Co	21,809	667
PACCAR Inc	77,290	3,542	Peabody Energy Corp	56,933	2,570
	$ 12,756			$ 5,029
Automobile Parts & Equipment - 0.22%			Commercial Services - 1.40%
Goodyear Tire & Rubber Co/The (a)	51,453	549	Apollo Group Inc (a)	26,651	1,229
Johnson Controls Inc	142,486	4,105	Automatic Data Processing Inc	106,538	4,397
	$ 4,654		DeVry Inc	13,128	706
Banks - 8.82%			Equifax Inc	26,818	841
Bank of America Corp	2,125,088	29,836	H&R Block Inc	69,736	1,093
Bank of New York Mellon Corp/The	256,915	6,441	Iron Mountain Inc	38,325	907
BB&T Corp	146,596	3,640	Mastercard Inc	20,503	4,306
Capital One Financial Corp	96,699	4,093	Monster Worldwide Inc (a)	26,714	367
Citigroup Inc (a)	4,787,840	19,630	Moody's Corp	41,665	981
Comerica Inc	37,347	1,433	Paychex Inc	68,133	1,771
Fifth Third Bancorp	168,351	2,140	Quanta Services Inc (a)	44,675	960
First Horizon National Corp (a)	48,419	555	Robert Half International Inc	31,777	800
Goldman Sachs Group Inc/The	109,038	16,445	RR Donnelley & Sons Co	43,697	737
Huntington Bancshares Inc/OH	151,778	920	SAIC Inc (a)	61,973	1,031
JP Morgan Chase & Co	842,731	33,945	Total System Services Inc	41,811	623
KeyCorp	186,215	1,575	Visa Inc	95,862	7,032
M&T Bank Corp	17,625	1,539	Western Union Co/The	142,368	2,311
Marshall & Ilsley Corp	111,676	785		$ 30,092
Morgan Stanley	296,074	7,991	Computers - 6.22%
Northern Trust Corp	51,226	2,407	Apple Inc (a),(b)	192,735	49,581
PNC Financial Services Group Inc	111,423	6,618	Cognizant Technology Solutions Corp (a)	63,420	3,460
Regions Financial Corp	252,578	1,851	Computer Sciences Corp	32,670	1,481
State Street Corp	106,268	4,136	Dell Inc (a)	364,979	4,832
SunTrust Banks Inc	105,881	2,748	EMC Corp/Massachusetts (a)	435,400	8,617
US Bancorp	406,020	9,704	Hewlett-Packard Co	494,472	22,765
Wells Fargo & Co	1,103,567	30,602	IBM Corp	271,616	34,876
Zions Bancorporation	36,567	812	Lexmark International Inc (a)	16,628	611
	$ 189,846		NetApp Inc (a)	72,999	3,088
Beverages - 2.63%			SanDisk Corp (a)	48,714	2,129
Brown-Forman Corp	23,023	1,455	Teradata Corp (a)	35,351	1,124
Coca-Cola Co/The	488,658	26,930	Western Digital Corp (a)	48,541	1,281
Coca-Cola Enterprises Inc	68,898	1,978		$ 133,845
Constellation Brands Inc (a)	40,627	693	Consumer Products - 0.46%
Dr Pepper Snapple Group Inc	52,040	1,954	Avery Dennison Corp	23,393	839
Molson Coors Brewing Co	33,419	1,504	Clorox Co	29,832	1,935

See accompanying notes			127

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Consumer Products (continued)			Electronics (continued)
Fortune Brands Inc	32,264 $	1,416	FLIR Systems Inc (a)	32,480 $	967
Kimberly-Clark Corp	87,684	5,622	Jabil Circuit Inc	41,038	595
	$ 9,812		PerkinElmer Inc	24,954	486
Cosmetics & Personal Care - 2.32%			Thermo Fisher Scientific Inc (a)	86,928	3,899
Avon Products Inc	90,741	2,825	Waters Corp (a)	19,687	1,263
Colgate-Palmolive Co	103,883	8,204		$ 10,916
Estee Lauder Cos Inc/The	25,345	1,578	Energy - Alternate Sources - 0.06%
Procter & Gamble Co	609,995	37,307	First Solar Inc (a)	10,298	1,292
	$ 49,914
Distribution & Wholesale - 0.20%			Engineering & Contruction - 0.13%
Fastenal Co	27,792	1,364	Fluor Corp	37,858	1,828
Genuine Parts Co	33,634	1,441	Jacobs Engineering Group Inc (a)	26,480	969
WW Grainger Inc	13,124	1,470		$ 2,797
	$ 4,275		Entertainment - 0.04%
Diversified Financial Services - 1.75%			International Game Technology	63,141	962
American Express Co	254,440	11,358
Ameriprise Financial Inc	54,172	2,296	Environmental Control - 0.32%
Charles Schwab Corp/The	207,294	3,066	Republic Services Inc	68,745	2,190
CME Group Inc	13,913	3,879	Stericycle Inc (a)	17,925	1,129
Discover Financial Services	115,188	1,759	Waste Management Inc	102,309	3,474
E*Trade Financial Corp (a)	41,945	614		$ 6,793
Federated Investors Inc	18,804	399	Food - 2.04%
Franklin Resources Inc	31,299	3,148	Campbell Soup Co	39,639	1,423
IntercontinentalExchange Inc (a)	15,662	1,654	ConAgra Foods Inc	94,374	2,216
Invesco Ltd	98,954	1,934	Dean Foods Co (a)	38,447	440
Janus Capital Group Inc	38,916	408	General Mills Inc	140,548	4,807
Legg Mason Inc	34,877	1,008	Hershey Co/The	35,135	1,651
NASDAQ OMX Group Inc/The (a)	30,877	601	HJ Heinz Co	66,982	2,979
NYSE Euronext	55,283	1,601	Hormel Foods Corp	14,675	630
SLM Corp (a)	102,889	1,235	JM Smucker Co/The	25,231	1,550
T Rowe Price Group Inc	54,977	2,651	Kellogg Co	54,019	2,704
	$ 37,611		Kraft Foods Inc	369,289	10,787
Electric - 3.27%			Kroger Co/The	136,877	2,899
AES Corp/The (a)	141,515	1,459	McCormick & Co Inc/MD	28,062	1,104
Allegheny Energy Inc	35,919	819	Safeway Inc	82,310	1,691
Ameren Corp	50,472	1,281	Sara Lee Corp	140,064	2,071
American Electric Power Co Inc	101,432	3,650	SUPERVALU Inc	44,952	507
CMS Energy Corp	48,696	775	Sysco Corp	125,304	3,881
Consolidated Edison Inc	59,724	2,754	Tyson Foods Inc	64,676	1,132
Constellation Energy Group Inc	42,718	1,350	Whole Foods Market Inc (a)	36,316	1,379
Dominion Resources Inc/VA	126,251	5,301		$ 43,851
DTE Energy Co	35,671	1,647	Forest Products & Paper - 0.24%
Duke Energy Corp	278,136	4,756	International Paper Co	92,475	2,238
Edison International	69,011	2,288	MeadWestvaco Corp	36,188	867
Entergy Corp	40,097	3,108	Plum Creek Timber Co Inc	34,518	1,238
Exelon Corp	139,919	5,853	Weyerhaeuser Co	44,820	727
FirstEnergy Corp	64,568	2,434		$ 5,070
Integrys Energy Group Inc	16,313	772	Gas - 0.24%
NextEra Energy Inc	87,833	4,594	CenterPoint Energy Inc	88,200	1,255
Northeast Utilities	37,278	1,038	Nicor Inc	9,588	420
NRG Energy Inc (a)	54,078	1,227	NiSource Inc	58,766	970
Pepco Holdings Inc	47,278	799	Sempra Energy	52,432	2,608
PG&E Corp	78,867	3,502		$ 5,253
Pinnacle West Capital Corp	22,971	875	Hand & Machine Tools - 0.12%
PPL Corp	99,208	2,707	Snap-On Inc	12,246	547
Progress Energy Inc	60,826	2,561	Stanley Black & Decker Inc	33,973	1,971
Public Service Enterprise Group Inc	107,167	3,526		$ 2,518
SCANA Corp	24,020	920	Healthcare - Products - 3.28%
Southern Co	174,645	6,170	Baxter International Inc	126,336	5,530
TECO Energy Inc	45,310	740	Becton Dickinson and Co	49,422	3,400
Wisconsin Energy Corp	24,761	1,344	Boston Scientific Corp (a)	321,174	1,799
Xcel Energy Inc	97,341	2,141	CareFusion Corp (a)	37,669	794
	$ 70,391		CR Bard Inc	20,143	1,582
Electrical Components & Equipment - 0.39%			DENTSPLY International Inc	30,999	931
Emerson Electric Co	159,530	7,903	Hospira Inc (a)	35,136	1,831
Molex Inc	28,752	567	Intuitive Surgical Inc (a)	8,296	2,724
	$ 8,470		Johnson & Johnson	584,189	33,935
Electronics - 0.51%			Medtronic Inc	233,316	8,626
Agilent Technologies Inc (a)	73,723	2,059	Patterson Cos Inc	19,761	527
Amphenol Corp	36,760	1,647	St Jude Medical Inc (a)	69,215	2,545

See accompanying notes			128

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Products (continued)			Iron & Steel (continued)
Stryker Corp	59,658 $	2,778	Nucor Corp	66,746 $	2,612
Varian Medical Systems Inc (a)	26,167	1,444	United States Steel Corp	30,370	1,346
Zimmer Holdings Inc (a)	42,957	2,276		$ 6,901
	$ 70,722		Leisure Products & Services - 0.21%
Healthcare - Services - 1.08%			Carnival Corp	91,695	3,180
Aetna Inc	89,999	2,507	Harley-Davidson Inc	49,871	1,358
CIGNA Corp	58,603	1,803		$ 4,538
Coventry Health Care Inc (a)	31,335	621	Lodging - 0.28%
DaVita Inc (a)	22,007	1,261	Marriott International Inc/DE	54,339	1,843
Humana Inc (a)	36,050	1,695	Starwood Hotels & Resorts Worldwide Inc	40,138	1,945
Laboratory Corp of America Holdings (a)	22,028	1,608	Wyndham Worldwide Corp	38,122	973
Quest Diagnostics Inc	32,013	1,504	Wynn Resorts Ltd	14,626	1,282
Tenet Healthcare Corp (a)	92,302	425		$ 6,043
UnitedHealth Group Inc	240,762	7,331	Machinery - Construction & Mining - 0.43%
WellPoint Inc (a)	90,483	4,589	Caterpillar Inc	132,963	9,274
	$ 23,344
Holding Companies - Diversified - 0.04%			Machinery - Diversified - 0.62%
Leucadia National Corp (a)	40,198	888	Cummins Inc	42,486	3,382
			Deere & Co	89,986	6,000
Home Builders - 0.08%			Flowserve Corp	11,875	1,178
DR Horton Inc	58,635	646	Rockwell Automation Inc	30,203	1,635
Lennar Corp	34,469	509	Roper Industries Inc	19,886	1,243
Pulte Group Inc (a)	67,260	591		$ 13,438
	$ 1,746		Media - 2.98%
Home Furnishings - 0.08%			CBS Corp	144,023	2,129
Harman International Industries Inc (a)	14,727	448	Comcast Corp - Class A	597,649	11,636
Whirlpool Corp	15,910	1,325	DIRECTV (a)	192,495	7,153
	$ 1,773		Discovery Communications Inc - A Shares (a)	60,218	2,325
Housewares - 0.04%			Gannett Co Inc	50,448	665
Newell Rubbermaid Inc	58,926	913	McGraw-Hill Cos Inc/The	66,826	2,051
			Meredith Corp	7,790	247
Insurance - 3.88%			New York Times Co/The (a)	24,672	216
ACE Ltd	71,230	3,781	News Corp - Class A	477,382	6,230
Aflac Inc	99,458	4,892	Scripps Networks Interactive	19,020	811
Allstate Corp/The	113,934	3,217	Time Warner Cable Inc	74,982	4,287
American International Group Inc (a)	28,609	1,101	Time Warner Inc	241,404	7,594
Aon Corp	57,066	2,150	Viacom Inc	128,649	4,250
Assurant Inc	23,686	883	Walt Disney Co/The	414,845	13,976
Berkshire Hathaway Inc (a)	350,627	27,391	Washington Post Co/The	1,286	541
Chubb Corp	69,214	3,643		$ 64,111
Cincinnati Financial Corp	34,521	951	Metal Fabrication & Hardware - 0.17%
Genworth Financial Inc (a)	103,592	1,407	Precision Castparts Corp	30,119	3,680
Hartford Financial Services Group Inc	94,066	2,202
Lincoln National Corp	64,069	1,668	Mining - 0.79%
Loews Corp	74,459	2,766	Alcoa Inc	216,262	2,416
Marsh & McLennan Cos Inc	114,640	2,696	Freeport-McMoRan Copper & Gold Inc	99,916	7,148
MetLife Inc	173,718	7,307	Newmont Mining Corp	104,063	5,817
Progressive Corp/The	142,003	2,789	Titanium Metals Corp (a)	17,875	396
Prudential Financial Inc	98,703	5,655	Vulcan Materials Co	27,046	1,223
Torchmark Corp	17,478	927		$ 17,000
Travelers Cos Inc/The	104,918	5,293	Miscellaneous Manufacturing - 3.52%
Unum Group	70,496	1,609	3M Co	151,035	12,919
XL Group PLC	72,457	1,285	Danaher Corp	111,398	4,279
	$ 83,613		Dover Corp	39,558	1,898
Internet - 2.37%			Eastman Kodak Co (a)	56,908	226
Akamai Technologies Inc (a)	36,457	1,398	Eaton Corp	35,499	2,785
Amazon.com Inc (a)	72,686	8,569	General Electric Co	2,261,404	36,454
eBay Inc (a)	240,843	5,036	Honeywell International Inc	162,286	6,955
Expedia Inc	43,919	996	Illinois Tool Works Inc	81,953	3,565
Google Inc (a)	51,269	24,858	ITT Corp	38,868	1,831
McAfee Inc (a)	33,046	1,094	Leggett & Platt Inc	31,366	654
Priceline.com Inc (a)	10,049	2,255	Pall Corp	24,764	947
Symantec Corp (a)	169,213	2,195	Parker Hannifin Corp	34,108	2,119
VeriSign Inc (a)	38,655	1,088	Textron Inc	57,891	1,202
Yahoo! Inc (a)	249,367	3,461		$ 75,834
	$ 50,950		Office & Business Equipment - 0.18%
Iron & Steel - 0.32%			Pitney Bowes Inc	43,957	1,073
AK Steel Holding Corp	23,280	326	Xerox Corp	292,096	2,845
Allegheny Technologies Inc	20,872	994		$ 3,918
Cliffs Natural Resources Inc	28,685	1,623

See accompanying notes			129

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas - 8.55%			Publicly Traded Investment Fund - 0.19%
Anadarko Petroleum Corp	104,792 $	5,152	iShares S&P 500 Index Fund/US	37,606 $	4,162
Apache Corp	76,239	7,287
Cabot Oil & Gas Corp	22,008	671	Real Estate - 0.05%
Chesapeake Energy Corp	137,871	2,899	CB Richard Ellis Group Inc (a)	57,251	973
Chevron Corp	425,453	32,424
ConocoPhillips	315,243	17,408	REITS - 1.31%
Denbury Resources Inc (a)	84,565	1,339	Apartment Investment & Management Co	24,748	531
Devon Energy Corp	94,659	5,915	AvalonBay Communities Inc	17,577	1,847
Diamond Offshore Drilling Inc	14,723	876	Boston Properties Inc	29,446	2,412
EOG Resources Inc	53,620	5,228	Equity Residential	59,930	2,748
EQT Corp	30,474	1,118	HCP Inc	62,264	2,209
Exxon Mobil Corp (b)	1,082,801	64,622	Health Care REIT Inc	26,288	1,191
Helmerich & Payne Inc	22,395	908	Host Hotels & Resorts Inc	139,416	1,999
Hess Corp	61,896	3,317	Kimco Realty Corp	85,915	1,295
Marathon Oil Corp	150,280	5,027	ProLogis	100,946	1,096
Murphy Oil Corp	40,558	2,221	Public Storage Inc	28,777	2,824
Nabors Industries Ltd (a)	60,410	1,112	Simon Property Group Inc	61,993	5,531
Noble Energy Inc	36,988	2,480	Ventas Inc	33,225	1,685
Occidental Petroleum Corp	172,027	13,406	Vornado Realty Trust	33,522	2,775
Pioneer Natural Resources Co	24,556	1,422		$ 28,143
QEP Resources Inc (a)	37,053	1,275	Retail - 5.86%
Range Resources Corp	33,767	1,253	Abercrombie & Fitch Co	18,684	690
Rowan Cos Inc (a)	24,237	612	AutoNation Inc (a)	18,883	461
Southwestern Energy Co (a)	73,327	2,673	AutoZone Inc (a)	6,197	1,311
Sunoco Inc	25,537	911	Bed Bath & Beyond Inc (a)	55,762	2,112
Tesoro Corp	29,915	386	Best Buy Co Inc	73,278	2,540
Valero Energy Corp	119,773	2,035	Big Lots Inc (a)	17,032	584
	$ 183,977		CarMax Inc (a)	47,239	997
Oil & Gas Services - 1.60%			Costco Wholesale Corp	93,402	5,297
Baker Hughes Inc	90,876	4,387	CVS Caremark Corp	288,251	8,846
Cameron International Corp (a)	51,724	2,048	Darden Restaurants Inc	29,780	1,248
FMC Technologies Inc (a)	25,754	1,630	Family Dollar Stores Inc	28,610	1,183
Halliburton Co	191,747	5,729	GameStop Corp (a)	32,370	649
National Oilwell Varco Inc	88,753	3,476	Gap Inc/The	95,084	1,722
Schlumberger Ltd	252,650	15,073	Home Depot Inc	355,917	10,147
Smith International Inc	52,639	2,183	JC Penney Co Inc	50,036	1,232
	$ 34,526		Kohl's Corp (a)	65,220	3,110
Packaging & Containers - 0.20%			Lowe's Cos Inc	302,721	6,278
Ball Corp	19,557	1,139	Ltd Brands Inc	57,170	1,466
Bemis Co Inc	23,102	692	Macy's Inc	89,407	1,667
Owens-Illinois Inc (a)	34,940	966	McDonald's Corp	227,866	15,889
Pactiv Corp (a)	28,147	856	Nordstrom Inc	35,269	1,199
Sealed Air Corp	33,778	731	Office Depot Inc (a)	58,355	252
	$ 4,384		O'Reilly Automotive Inc (a)	29,256	1,442
Pharmaceuticals - 5.13%			RadioShack Corp	26,558	572
Abbott Laboratories	326,943	16,046	Ross Stores Inc	25,953	1,367
Allergan Inc/United States	65,134	3,977	Sears Holdings Corp (a)	10,219	726
AmerisourceBergen Corp	59,841	1,794	Staples Inc	154,605	3,143
Bristol-Myers Squibb Co	364,245	9,077	Starbucks Corp	157,820	3,922
Cardinal Health Inc	76,691	2,475	Target Corp	155,992	8,006
Cephalon Inc (a)	15,926	904	Tiffany & Co	26,933	1,133
Eli Lilly & Co	214,938	7,652	TJX Cos Inc	86,414	3,588
Express Scripts Inc (a)	116,093	5,245	Urban Outfitters Inc (a)	27,587	887
Forest Laboratories Inc (a)	64,051	1,777	Walgreen Co	207,242	5,917
King Pharmaceuticals Inc (a)	52,874	463	Wal-Mart Stores Inc	440,017	22,525
McKesson Corp	57,484	3,611	Yum! Brands Inc	99,009	4,089
Mead Johnson Nutrition Co	43,320	2,302		$ 126,197
Medco Health Solutions Inc (a)	96,766	4,645	Savings & Loans - 0.11%
Merck & Co Inc	660,480	22,760	Hudson City Bancorp Inc	100,385	1,247
Mylan Inc/PA (a)	65,416	1,138	People's United Financial Inc	79,376	1,098
Pfizer Inc (b)	1,708,496	25,628		$ 2,345
Watson Pharmaceuticals Inc (a)	22,691	919	Semiconductors - 2.45%
	$ 110,413		Advanced Micro Devices Inc (a)	119,806	897
Pipelines - 0.38%			Altera Corp	63,894	1,771
El Paso Corp	149,060	1,836	Analog Devices Inc	63,116	1,875
Oneok Inc	22,514	1,048	Applied Materials Inc	284,519	3,357
Spectra Energy Corp	137,251	2,854	Broadcom Corp	91,474	3,296
Williams Cos Inc	123,755	2,402	Intel Corp	1,178,517	24,277
	$ 8,140		KLA-Tencor Corp	36,007	1,140
			Linear Technology Corp	47,475	1,514
			LSI Corp (a)	138,442	558
See accompanying notes			130

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Maturity
Semiconductors (continued)				Amount
MEMC Electronic Materials Inc (a)	48,169 $	461	REPURCHASE AGREEMENTS - 1.85%	(000's)	Value (000's)
Microchip Technology Inc	39,300	1,197	Banks - 1.85%
Micron Technology Inc (a)	180,947	1,317	Investment in Joint Trading Account; Bank of	$ 10,386	$ 10,386
National Semiconductor Corp	50,425	696	America Repurchase Agreement; 0.19%
Novellus Systems Inc (a)	20,344	543	dated 07/30/10 maturing 08/02/10
NVIDIA Corp (a)	121,199	1,114	(collateralized by US Treasury Notes;
QLogic Corp (a)	23,623	376	$10,594,017; 1.38% - 3.63%; dated 05/15/12
Teradyne Inc (a)	38,177	411	- 08/15/19)
Texas Instruments Inc	258,881	6,392	Investment in Joint Trading Account; Credit Suisse	9,167	9,167
Xilinx Inc	58,006	1,620	Repurchase Agreement; 0.20% dated
	$ 52,812		07/30/10 maturing 08/02/10 (collateralized by
Software - 3.94%			US Treasury Note; $9,349,918; 2.00%; dated
Adobe Systems Inc (a)	111,502	3,202	11/30/13)
Autodesk Inc (a)	48,603	1,436	Investment in Joint Trading Account; Deutsche	10,386	10,386
BMC Software Inc (a)	38,449	1,368	Bank Repurchase Agreement; 0.19% dated
CA Inc	82,720	1,618	07/30/10 maturing 08/02/10 (collateralized by
Cerner Corp (a)	14,452	1,119	Sovereign Agency Issues; $10,594,018;
Citrix Systems Inc (a)	39,344	2,165	0.00%; dated 08/11/10 - 01/24/11)
Compuware Corp (a)	47,662	390	Investment in Joint Trading Account; Morgan	9,900	9,900
Dun & Bradstreet Corp	10,673	730	Stanley Repurchase Agreement; 0.20% dated
Electronic Arts Inc (a)	69,439	1,106	07/30/10 maturing 08/02/10 (collateralized by
Fidelity National Information Services Inc	70,194	2,012	Sovereign Agency Issues; $10,097,910;
Fiserv Inc (a)	32,325	1,619	3.00% - 6.88%; dated 09/15/10 - 07/28/14)
Intuit Inc (a)	66,534	2,645			$ 39,839
Microsoft Corp	1,614,962	41,682	TOTAL REPURCHASE AGREEMENTS		$ 39,839
Novell Inc (a)	74,106	448	Total Investments		$ 2,153,783
Oracle Corp	829,217	19,603	Liabilities in Excess of Other Assets, Net - (0.04)%		$ (957)
Red Hat Inc (a)	39,957	1,285	TOTAL NET ASSETS - 100.00%		$ 2,152,826
Salesforce.com Inc (a)	23,967	2,371
	$ 84,799
Telecommunications - 5.59%			(a) Non-Income Producing Security
American Tower Corp (a)	85,451	3,951	(b)	Security or a portion of the security was pledged to cover margin
AT&T Inc	1,251,591	32,466	requirements for futures contracts. At the end of the period, the value of
CenturyLink Inc	63,630	2,267	these securities totaled $29,919 or 1.39% of net assets.
Cisco Systems Inc (a)	1,209,685	27,907
Corning Inc	330,586	5,990
Frontier Communications Corp	209,874	1,603	Unrealized Appreciation (Depreciation)
Harris Corp	27,501	1,225	The net federal income tax unrealized appreciation (depreciation) and federal tax
JDS Uniphase Corp (a)	47,559	516
Juniper Networks Inc (a)	111,442	3,096	cost of investments held as of the period end were as follows:
MetroPCS Communications Inc (a)	55,359	495
Motorola Inc (a)	492,267	3,687	Unrealized Appreciation		$ 230,527
			Unrealized Depreciation		(251,064)
Qualcomm Inc	347,450	13,231	Net Unrealized Appreciation (Depreciation)		$ (20,537)
Qwest Communications International Inc	316,267	1,790	Cost for federal income tax purposes		$ 2,174,320
Sprint Nextel Corp (a)	631,415	2,886
			All dollar amounts are shown in thousands (000's)
Tellabs Inc	81,605	570
Verizon Communications Inc	598,733	17,399	Portfolio Summary (unaudited)
Windstream Corp	102,325	1,167	Sector		Percent
	$ 120,246		Consumer, Non-cyclical		21.54%
Textiles - 0.03%			Financial		17.77%
Cintas Corp	27,846	737	Technology		12.79%
			Communications		11.10%
Toys, Games & Hobbies - 0.13%			Energy		10.82%
Hasbro Inc	27,727	1,168	Industrial		10.56%
Mattel Inc	77,256	1,635	Consumer, Cyclical		8.38%
	$ 2,803		Utilities		3.51%
Transportation - 1.88%			Basic Materials		3.34%
CH Robinson Worldwide Inc	35,137	2,291	Exchange Traded Funds		0.19%
CSX Corp	82,443	4,346	Diversified		0.04%
Expeditors International of Washington Inc	45,092	1,923	Liabilities in Excess of Other Assets, Net		(0.04)%
FedEx Corp	66,337	5,476	TOTAL NET ASSETS		100.00%
Norfolk Southern Corp	78,382	4,411
Ryder System Inc	11,224	490
Union Pacific Corp	107,203	8,005
United Parcel Service Inc	209,793	13,636
	$ 40,578
TOTAL COMMON STOCKS	$ 2,113,944

See accompanying notes			131

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2010 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts		Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500; September 2010	Long	149	$ 40,868		$ 40,912	$ 44
						$ 44
All dollar amounts are shown in thousands (000's)

See accompanying notes			132

Schedule of Investments
LargeCap Value Fund
July 31, 2010 (unaudited)

COMMON STOCKS - 98.26%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 1.02%			Healthcare - Products (continued)
Omnicom Group Inc	302,042 $	11,254	Hologic Inc (a)	564,960 $	7,989
			Johnson & Johnson	178,953	10,395
Aerospace & Defense - 1.17%				$ 21,422
Northrop Grumman Corp	219,396	12,865	Healthcare - Services - 3.21%
			Aetna Inc	119,676	3,333
Agriculture - 1.41%			Coventry Health Care Inc (a)	472,318	9,366
Lorillard Inc	203,321	15,501	UnitedHealth Group Inc	745,203	22,692
				$ 35,391
Banks - 13.66%			Insurance - 8.26%
Bank of America Corp	1,094,807	15,371	ACE Ltd	185,568	9,850
Citigroup Inc (a)	7,098,515	29,104	Assurant Inc	312,262	11,644
Comerica Inc	185,675	7,122	Berkshire Hathaway Inc (a)	100,347	7,839
Commerce Bancshares Inc	148,240	5,804	Endurance Specialty Holdings Ltd	286,918	11,072
Goldman Sachs Group Inc/The	19,706	2,972	Protective Life Corp	505,289	11,364
JP Morgan Chase & Co	669,742	26,977	Travelers Cos Inc/The	251,203	12,673
M&T Bank Corp	61,553	5,376	Unitrin Inc	383,480	10,657
PNC Financial Services Group Inc	296,558	17,613	Unum Group	696,095	15,885
Wells Fargo & Co	1,448,132	40,157		$ 90,984
	$ 150,496		Media - 1.30%
Biotechnology - 1.88%			Gannett Co Inc	615,663	8,115
Amgen Inc (a)	379,896	20,716	News Corp - Class A	479,850	6,262
				$ 14,377
Chemicals - 1.95%			Metal Fabrication & Hardware - 1.47%
Ashland Inc	210,724	10,715	Timken Co	482,267	16,214
Lubrizol Corp	115,302	10,780
	$ 21,495		Miscellaneous Manufacturing - 4.95%
Coal - 0.77%			Carlisle Cos Inc	29,806	1,004
Arch Coal Inc	360,033	8,529	General Electric Co	2,750,984	44,346
			Illinois Tool Works Inc	212,008	9,222
Computers - 0.88%				$ 54,572
EMC Corp/Massachusetts (a)	491,228	9,721
			Office & Business Equipment - 1.40%
			Xerox Corp	1,583,409	15,422
Consumer Products - 1.34%
Jarden Corp	203,489	5,891	Oil & Gas - 7.71%
Kimberly-Clark Corp	138,267	8,866	Anadarko Petroleum Corp	371,507	18,263
	$ 14,757		Chevron Corp	549,461	41,875
Cosmetics & Personal Care - 1.46%			Devon Energy Corp	199,157	12,445
Procter & Gamble Co	262,829	16,075	Marathon Oil Corp	369,455	12,358
				$ 84,941
Diversified Financial Services - 2.10%			Oil & Gas Services - 1.55%
Ameriprise Financial Inc	369,180	15,650	Halliburton Co	268,908	8,035
Jefferies Group Inc	303,362	7,490	Oil States International Inc (a)	198,103	9,101
	$ 23,140			$ 17,136
Electric - 4.65%			Pharmaceuticals - 6.06%
DTE Energy Co	346,684	16,003	AmerisourceBergen Corp	307,922	9,228
Pinnacle West Capital Corp	163,794	6,239	Bristol-Myers Squibb Co	974,865	24,294
Progress Energy Inc	388,590	16,363	Cephalon Inc (a)	182,943	10,382
TECO Energy Inc	771,827	12,612	Endo Pharmaceuticals Holdings Inc (a)	469,586	11,275
	$ 51,217		Merck & Co Inc	149,756	5,161
Electrical Components & Equipment - 0.56%			Pfizer Inc (b)	428,801	6,432
Energizer Holdings Inc (a)	100,962	6,211		$ 66,772
			Pipelines - 1.81%
Electronics - 0.78%			Oneok Inc	245,663	11,431
Garmin Ltd	151,979	4,333	Williams Cos Inc	439,170	8,524
Thomas & Betts Corp (a)	106,304	4,214
				$ 19,955
	$ 8,547		Real Estate - 1.09%
Food - 3.04%			Jones Lang LaSalle Inc	154,704	11,983
Corn Products International Inc	328,982	10,968
Hershey Co/The	254,456	11,960	REITS - 3.00%
SUPERVALU Inc	932,918	10,523	Essex Property Trust Inc	94,887	9,974
	$ 33,451		Host Hotels & Resorts Inc	695,420	9,972
Forest Products & Paper - 1.24%			Mack-Cali Realty Corp	406,874	13,109
International Paper Co	563,955	13,648		$ 33,055
			Retail - 5.05%
Gas - 1.28%			Big Lots Inc (a)	179,066	6,144
AGL Resources Inc	245,287	9,321	Gap Inc/The	492,694	8,923
Energen Corp	107,439	4,775	Starbucks Corp	290,192	7,211
	$ 14,096		Walgreen Co	364,086	10,394
Healthcare - Products - 1.94%			Wal-Mart Stores Inc	450,045	23,038
CareFusion Corp (a)	144,176	3,038		$ 55,710
See accompanying notes			133

Schedule of Investments
LargeCap Value Fund
July 31, 2010 (unaudited)

			Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		Sector	Percent
			Financial	30.74%
Semiconductors - 0.72%			Consumer, Non-cyclical	19.39%
Intel Corp	387,108 $	7,974	Energy	11.84%
			Industrial	10.54%
Software - 2.47%			Communications	7.02%
Microsoft Corp	1,054,059	27,205	Consumer, Cyclical	6.77%
			Utilities	5.93%
Telecommunications - 4.70%
Amdocs Ltd (a)	275,677	7,534	Technology	5.47%
			Basic Materials	3.19%
AT&T Inc	1,219,475	31,633	Liabilities in Excess of Other Assets, Net	(0.89)%
Qwest Communications International Inc	2,239,690	12,677
		$ 51,844	TOTAL NET ASSETS	100.00%
Toys, Games & Hobbies - 0.77%
Mattel Inc	402,754	8,522

Transportation - 1.61%
CSX Corp	158,711	8,367
Kansas City Southern (a)	255,768	9,387
		$ 17,754
TOTAL COMMON STOCKS		$ 1,082,952
	Maturity
	Amount
REPURCHASE AGREEMENTS - 2.63%	(000's)	Value (000's)
Banks - 2.63%
Investment in Joint Trading Account; Bank of	$ 7,560	$ 7,560
America Repurchase Agreement; 0.19%
dated 07/30/10 maturing 08/02/10
(collateralized by US Treasury Notes;
$7,711,444; 1.38% - 3.63%; dated 05/15/12 -
08/15/19)
Investment in Joint Trading Account; Credit Suisse	6,673	6,673
Repurchase Agreement; 0.20% dated
07/30/10 maturing 08/02/10 (collateralized by
US Treasury Note; $6,805,857; 2.00%; dated
11/30/13)
Investment in Joint Trading Account; Deutsche	7,560	7,560
Bank Repurchase Agreement; 0.19% dated
07/30/10 maturing 08/02/10 (collateralized by
Sovereign Agency Issues; $7,711,444; 0.00%;
dated 08/11/10 - 01/24/11)
Investment in Joint Trading Account; Morgan	7,206	7,206
Stanley Repurchase Agreement; 0.20% dated
07/30/10 maturing 08/02/10 (collateralized by
Sovereign Agency Issues; $7,350,325; 3.00%
- 6.88%; dated 09/15/10 - 07/28/14)
		$ 28,999
TOTAL REPURCHASE AGREEMENTS		$ 28,999
Total Investments		$ 1,111,951
Liabilities in Excess of Other Assets, Net - (0.89)%		$ (9,827)
TOTAL NET ASSETS - 100.00%		$ 1,102,124

(a) Non-Income Producing Security
(b)		Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $3,603 or 0.33% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 30,710
Unrealized Depreciation		(35,564)
Net Unrealized Appreciation (Depreciation)		$ (4,854)
Cost for federal income tax purposes		$ 1,116,805
All dollar amounts are shown in thousands (000's)

See accompanying notes			134

Schedule of Investments
LargeCap Value Fund
July 31, 2010 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts		Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500 eMini; September 2010	Long	190	$ 9,987		$ 10,434	$ 447
						$ 447
All dollar amounts are shown in thousands (000's)

See accompanying notes			135

Schedule of Investments
LargeCap Value Fund I
July 31, 2010 (unaudited)

COMMON STOCKS - 97.07%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.67%			Banks (continued)
Interpublic Group of Cos Inc (a)	1,705,692 $	15,590	Wells Fargo & Co	2,399,336 $	66,534
Omnicom Group Inc	8,320	310		$ 347,753
	$ 15,900		Beverages - 1.13%
Aerospace & Defense - 3.00%			Coca-Cola Co/The	64,351	3,546
Boeing Co/The	12,758	869	Coca-Cola Enterprises Inc	17,490	502
General Dynamics Corp	548,128	33,572	Constellation Brands Inc (a)	28,306	483
Goodrich Corp	12,203	889	Dr Pepper Snapple Group Inc	23,298	875
L-3 Communications Holdings Inc	12,347	902	Molson Coors Brewing Co	17,941	808
Lockheed Martin Corp	8,875	667	PepsiCo Inc	315,342	20,468
Northrop Grumman Corp	31,062	1,822		$ 26,682
Raytheon Co	252,222	11,670	Biotechnology - 1.84%
Rockwell Collins Inc	9,984	571	Amgen Inc (a)	552,131	30,108
United Technologies Corp	279,702	19,887	Biogen Idec Inc (a)	23,619	1,320
	$ 70,849		Bio-Rad Laboratories Inc (a)	2,773	246
Agriculture - 1.25%			Genzyme Corp (a)	162,600	11,310
Altria Group Inc	104,452	2,314	Life Technologies Corp (a)	7,562	325
Archer-Daniels-Midland Co	56,578	1,548		$ 43,309
Bunge Ltd	12,267	609	Building Materials - 0.03%
Lorillard Inc	19,414	1,480	Armstrong World Industries Inc (a)	1,706	62
Philip Morris International Inc	37,164	1,897	Masco Corp	34,391	354
Reynolds American Inc	372,633	21,546	Owens Corning Inc (a)	7,138	225
	$ 29,394			$ 641
Airlines - 0.41%			Chemicals - 1.22%
Southwest Airlines Co	787,141	9,485	Agrium Inc	68,900	4,341
UAL Corp (a)	5,986	142	Ashland Inc	10,733	546
	$ 9,627		Cabot Corp	9,733	287
Apparel - 0.03%			CF Industries Holdings Inc	2,058	167
VF Corp	9,430	748	Cytec Industries Inc	7,020	350
			Dow Chemical Co/The	659,247	18,018
Automobile Manufacturers - 0.62%			Eastman Chemical Co	7,766	486
Ford Motor Co (a)	417,600	5,333	EI du Pont de Nemours & Co	59,353	2,414
PACCAR Inc	200,612	9,192	FMC Corp	1,609	100
	$ 14,525		Huntsman Corp	24,129	253
Automobile Parts & Equipment - 0.03%			PPG Industries Inc	13,868	963
Autoliv Inc	7,766	446	RPM International Inc	9,035	170
Federal-Mogul Corp (a)	2,160	39	Sherwin-Williams Co/The	4,992	345
Johnson Controls Inc	4,993	144	Valspar Corp	12,204	383
TRW Automotive Holdings Corp (a)	3,329	117		$ 28,823
	$ 746		Coal - 0.71%
Banks - 14.75%			Alpha Natural Resources Inc (a)	14,422	553
BancorpSouth Inc	12,397	182	Arch Coal Inc	6,657	158
Bank of America Corp	2,830,242	39,736	Consol Energy Inc	16,640	623
Bank of Hawaii Corp	4,438	221	Massey Energy Co	13,867	424
Bank of New York Mellon Corp/The	873,634	21,902	Peabody Energy Corp	333,086	15,039
BB&T Corp	62,834	1,560		$ 16,797
BOK Financial Corp	1,993	97	Commercial Services - 0.49%
Capital One Financial Corp	502,184	21,258	CoreLogic Inc	14,796	297
CIT Group Inc (a)	17,750	645	Corrections Corp of America (a)	13,303	260
Citigroup Inc (a)	1,863,220	7,639	Education Management Corp (a)	1,151	18
City National Corp/CA	6,409	363	Equifax Inc	17,195	539
Comerica Inc	308,735	11,843	H&R Block Inc	26,625	418
Commerce Bancshares Inc	9,984	391	Hertz Global Holdings Inc (a)	734,600	8,624
Cullen/Frost Bankers Inc	7,695	425	KAR Auction Services Inc (a)	1,473	19
East West Bancorp Inc	20,523	320	RR Donnelley & Sons Co	22,654	382
Fifth Third Bancorp	82,667	1,051	Service Corp International/US	37,337	318
First Citizens BancShares Inc/NC	768	145	Total System Services Inc	22,742	339
Fulton Financial Corp	26,096	238	Towers Watson & Co	4,992	222
Goldman Sachs Group Inc/The	311,185	46,933		$ 11,436
JP Morgan Chase & Co	2,388,485	96,208	Computers - 2.76%
KeyCorp	80,402	680	Brocade Communications Systems Inc (a)	42,477	210
M&T Bank Corp	10,435	911	Computer Sciences Corp	13,313	604
Marshall & Ilsley Corp	1,325,800	9,320	Diebold Inc	7,211	206
Morgan Stanley	83,759	2,261	EMC Corp/Massachusetts (a)	516,100	10,214
Northern Trust Corp	12,757	599	Hewlett-Packard Co	553,058	25,463
PNC Financial Services Group Inc	52,697	3,130	IBM Corp	161,600	20,749
Regions Financial Corp	105,851	776	Lexmark International Inc (a)	11,618	427
State Street Corp	44,375	1,727	Seagate Technology (a)	495,622	6,220
SunTrust Banks Inc	221,048	5,737	Synopsys Inc (a)	19,414	424
TCF Financial Corp	21,109	334	Western Digital Corp (a)	24,406	644
US Bancorp	191,925	4,587		$ 65,161

See accompanying notes			136

Schedule of Investments
LargeCap Value Fund I
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Consumer Products - 0.75%			Electronics (continued)
Avery Dennison Corp	13,633 $	489	Jabil Circuit Inc	7,480 $	109
Clorox Co	1,110	72	PerkinElmer Inc	9,104	177
Fortune Brands Inc	362,577	15,910	Tech Data Corp (a)	7,462	295
Jarden Corp	13,073	378	Thermo Fisher Scientific Inc (a)	49,826	2,235
Kimberly-Clark Corp	11,648	747	Thomas & Betts Corp (a)	5,366	213
	$ 17,596		Vishay Intertechnology Inc (a)	21,843	186
Cosmetics & Personal Care - 1.97%				$ 4,077
Colgate-Palmolive Co	11,093	876	Energy - Alternate Sources - 0.01%
Procter & Gamble Co	745,507	45,595	Covanta Holding Corp	17,299	261
	$ 46,471
Distribution & Wholesale - 0.05%			Engineering & Contruction - 0.11%
Genuine Parts Co	16,369	701	Aecom Technology Corp (a)	9,429	228
Ingram Micro Inc (a)	24,086	398	Chicago Bridge & Iron Co NV (a)	8,320	187
WESCO International Inc (a)	2,976	107	Fluor Corp	17,195	830
	$ 1,206		Jacobs Engineering Group Inc (a)	6,656	243
Diversified Financial Services - 1.08%			KBR Inc	20,524	459
AmeriCredit Corp (a)	9,311	224	McDermott International Inc (a)	6,656	157
Ameriprise Financial Inc	473,452	20,070	Shaw Group Inc/The (a)	5,070	163
BlackRock Inc	3,129	493	URS Corp (a)	10,830	437
CME Group Inc	7,105	1,981		$ 2,704
Discover Financial Services	63,217	965	Entertainment - 0.56%
Jefferies Group Inc	16,086	397	DreamWorks Animation SKG Inc (a)	416,700	12,984
Legg Mason Inc	22,869	661	Madison Square Garden Inc (a)	5,547	107
NASDAQ OMX Group Inc/The (a)	16,799	327	Regal Entertainment Group	5,582	75
Raymond James Financial Inc	14,564	389		$ 13,166
	$ 25,507		Environmental Control - 0.09%
Electric - 5.84%			Republic Services Inc	20,125	641
AES Corp/The (a)	67,672	698	Waste Management Inc	42,711	1,450
Alliant Energy Corp	16,460	569		$ 2,091
Ameren Corp	32,727	830	Food - 1.77%
American Electric Power Co Inc	577,540	20,780	Campbell Soup Co	9,403	337
CMS Energy Corp	33,749	537	ConAgra Foods Inc	35,434	832
Consolidated Edison Inc	28,289	1,305	Corn Products International Inc	11,094	370
Constellation Energy Group Inc	25,515	806	Dean Foods Co (a)	24,961	286
Dominion Resources Inc/VA	62,388	2,620	Del Monte Foods Co	29,420	408
DPL Inc	15,061	381	General Mills Inc	34,392	1,176
DTE Energy Co	18,124	837	Hershey Co/The	9,555	449
Duke Energy Corp	116,163	1,986	HJ Heinz Co	23,851	1,061
Dynegy Inc (a)	430,950	1,530	JM Smucker Co/The	14,976	920
Edison International	32,728	1,085	Kellogg Co	3,882	194
Entergy Corp	18,860	1,462	Kraft Foods Inc	141,448	4,132
Exelon Corp	507,581	21,232	Kroger Co/The	933,601	19,774
FirstEnergy Corp	397,206	14,975	Safeway Inc	35,580	731
Integrys Energy Group Inc	8,868	420	Sara Lee Corp	26,071	386
MDU Resources Group Inc	27,372	540	Tyson Foods Inc	41,047	719
NextEra Energy Inc	36,609	1,915	Unilever NV	334,500	9,864
NRG Energy Inc (a)	34,945	792		$ 41,639
NSTAR	15,892	590	Forest Products & Paper - 0.77%
OGE Energy Corp	14,288	566	Domtar Corp	5,546	324
PG&E Corp	639,920	28,413	International Paper Co	303,913	7,355
Pinnacle West Capital Corp	16,130	614	MeadWestvaco Corp	25,454	610
PPL Corp	33,493	914	Plum Creek Timber Co Inc	12,758	458
Progress Energy Inc	30,057	1,266	Rayonier Inc	185,965	9,081
Public Service Enterprise Group Inc	51,032	1,679	Weyerhaeuser Co	21,766	353
SCANA Corp	15,532	595		$ 18,181
Southern Co	705,139	24,913	Gas - 0.23%
TECO Energy Inc	31,673	517	AGL Resources Inc	11,483	436
Westar Energy Inc	16,169	386	Atmos Energy Corp	13,688	397
Wisconsin Energy Corp	16,574	900	CenterPoint Energy Inc	53,805	766
Xcel Energy Inc	46,595	1,025	Energen Corp	10,667	474
	$ 137,678		National Fuel Gas Co	10,429	501
Electrical Components & Equipment - 0.04%			NiSource Inc	40,936	675
Energizer Holdings Inc (a)	9,429	580	Questar Corp	24,828	408
General Cable Corp (a)	4,438	118	Sempra Energy	25,908	1,289
Hubbell Inc	4,993	236	Southern Union Co	16,552	374
	$ 934			$ 5,320
Electronics - 0.17%			Hand & Machine Tools - 0.05%
Arrow Electronics Inc (a)	14,976	371	Snap-On Inc	6,220	278
AVX Corp	5,683	80	Stanley Black & Decker Inc	14,250	827
Garmin Ltd	14,422	411		$ 1,105

See accompanying notes			137

Schedule of Investments
LargeCap Value Fund I
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Products - 4.76%			Insurance (continued)
Baxter International Inc	198,300 $	8,679	Transatlantic Holdings Inc	8,875 $	424
Boston Scientific Corp (a)	2,049,681	11,479	Travelers Cos Inc/The	47,363	2,390
CareFusion Corp (a)	20,041	422	Unitrin Inc	6,263	174
Cooper Cos Inc/The	5,212	202	Unum Group	39,093	892
Covidien PLC	427,144	15,941	WR Berkley Corp	17,975	486
Hill-Rom Holdings Inc	1,110	37		$ 117,126
Hospira Inc (a)	168,100	8,758	Internet - 0.21%
Johnson & Johnson	1,098,887	63,834	AOL Inc (a)	16,179	338
Kinetic Concepts Inc (a)	5,911	210	eBay Inc (a)	72,111	1,508
Medtronic Inc	30,891	1,142	Expedia Inc	16,640	377
Teleflex Inc	4,776	271	Liberty Media Corp - Interactive (a)	61,148	692
Zimmer Holdings Inc (a)	24,621	1,305	Symantec Corp (a)	73,219	950
	$ 112,280		Yahoo! Inc (a)	70,446	978
Healthcare - Services - 2.31%				$ 4,843
Aetna Inc	51,587	1,437	Investment Companies - 0.02%
Brookdale Senior Living Inc (a)	9,984	142	Ares Capital Corp	26,070	365
CIGNA Corp	33,590	1,033
Community Health Systems Inc (a)	3,883	126	Iron & Steel - 0.69%
Coventry Health Care Inc (a)	15,855	314	Gerdau Ameristeel Corp (a)	17,195	189
Health Net Inc (a)	15,450	364	Nucor Corp	16,087	630
Humana Inc (a)	18,859	887	Reliance Steel & Aluminum Co	9,360	368
LifePoint Hospitals Inc (a)	8,068	249	Schnitzer Steel Industries Inc	616	28
Quest Diagnostics Inc	2,773	130	Steel Dynamics Inc	451,400	6,464
Tenet Healthcare Corp (a)	22,918	105	United States Steel Corp	192,500	8,533
UnitedHealth Group Inc	1,216,244	37,035		$ 16,212
Universal Health Services Inc	11,648	419	Leisure Products & Services - 0.83%
WellPoint Inc (a)	243,220	12,336	Carnival Corp	563,748	19,551
	$ 54,577
Home Furnishings - 0.02%			Lodging - 0.03%
Whirlpool Corp	6,102	508	Choice Hotels International Inc	3,084	102
			Wyndham Worldwide Corp	24,406	623
Housewares - 0.02%				$ 725
Newell Rubbermaid Inc	34,608	536	Machinery - Diversified - 1.17%
			Cummins Inc	88,300	7,030
Insurance - 4.97%			Deere & Co	304,700	20,317
ACE Ltd	31,066	1,649	IDEX Corp	1,665	54
Aflac Inc	622,725	30,632	Wabtec Corp/DE	5,546	247
Allied World Assurance Co Holdings Ltd	7,365	367		$ 27,648
Allstate Corp/The	58,185	1,643	Media - 4.58%
American Financial Group Inc/OH	12,791	377	Cablevision Systems Corp	32,173	882
American National Insurance Co	1,110	87	CBS Corp	62,358	922
Aon Corp	31,063	1,170	Comcast Corp - Class A	1,716,323	33,416
Arch Capital Group Ltd (a)	6,787	531	Discovery Communications Inc - A Shares (a)	10,539	407
Arthur J Gallagher & Co	10,539	268	DISH Network Corp	27,180	546
Aspen Insurance Holdings Ltd	12,337	337	Gannett Co Inc	34,582	456
Assurant Inc	15,532	579	Liberty Global Inc - A Shares (a)	22,188	649
Axis Capital Holdings Ltd	12,204	380	Liberty Media Corp - Starz (a)	7,211	396
Berkshire Hathaway Inc (a)	187,078	14,615
			McGraw-Hill Cos Inc/The	12,757	391
Brown & Brown Inc	4,597	92	Meredith Corp	2,774	88
Chubb Corp	199,346	10,491	New York Times Co/The (a)	14,380	126
Cincinnati Financial Corp	21,475	592	News Corp - Class A	179,412	2,341
CNA Financial Corp (a)	2,150	60
			Thomson Reuters Corp	22,187	831
Endurance Specialty Holdings Ltd	4,609	178	Time Warner Cable Inc	36,169	2,068
Everest Re Group Ltd	8,321	646	Time Warner Inc	669,621	21,067
Genworth Financial Inc (a)	54,360	738
			Viacom Inc	448,532	14,819
Hanover Insurance Group Inc/The	6,518	286	Walt Disney Co/The	834,494	28,114
Hartford Financial Services Group Inc	36,056	844	Washington Post Co/The	855	359
HCC Insurance Holdings Inc	16,694	436		$ 107,878
Lincoln National Corp	26,625	693	Metal Fabrication & Hardware - 0.00%
Loews Corp	36,056	1,340	Timken Co	3,329	112
Mercury General Corp	3,967	171
MetLife Inc	871,201	36,643	Mining - 0.24%
PartnerRe Ltd	10,540	763	Alcoa Inc	77,102	861
Progressive Corp/The	59,308	1,165	Freeport-McMoRan Copper & Gold Inc	67,600	4,836
Protective Life Corp	12,732	286		$ 5,697
Prudential Financial Inc	50,203	2,876
Reinsurance Group of America Inc	9,982	479	Miscellaneous Manufacturing - 4.63%
RenaissanceRe Holdings Ltd	7,766	444	Aptargroup Inc	10,079	434
StanCorp Financial Group Inc	7,295	275	Carlisle Cos Inc	6,642	224
Symetra Financial Corp	3,267	38	Crane Co	3,560	126
Torchmark Corp	11,094	589	Danaher Corp	5,547	213
See accompanying notes			138

Schedule of Investments
LargeCap Value Fund I
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Miscellaneous Manufacturing (continued)			Pharmaceuticals - 4.88%
Dover Corp	269,278 $	12,917	Abbott Laboratories	13,312 $	653
Eaton Corp	12,758	1,001	Bristol-Myers Squibb Co	151,431	3,774
General Electric Co	3,283,185	52,925	Cardinal Health Inc	26,071	841
Illinois Tool Works Inc	432,731	18,824	Eli Lilly & Co	95,078	3,385
Ingersoll-Rand PLC	32,036	1,200	Endo Pharmaceuticals Holdings Inc (a)	17,412	418
ITT Corp	386,773	18,225	Forest Laboratories Inc (a)	26,748	742
Leggett & Platt Inc	8,365	174	King Pharmaceuticals Inc (a)	36,894	323
Parker Hannifin Corp	11,649	724	McKesson Corp	17,195	1,080
Textron Inc	18,304	380	Mead Johnson Nutrition Co	22,742	1,209
Tyco International Ltd	44,930	1,720	Merck & Co Inc	1,489,690	51,335
	$ 109,087		Mylan Inc/PA (a)	244,457	4,254
Office & Business Equipment - 0.06%			Pfizer Inc	3,098,165	46,472
Pitney Bowes Inc	8,321	203	Watson Pharmaceuticals Inc (a)	15,843	642
Xerox Corp	134,790	1,313		$ 115,128
	$ 1,516		Pipelines - 0.15%
Oil & Gas - 9.75%			El Paso Corp	50,798	626
Anadarko Petroleum Corp	275,406	13,539	Oneok Inc	14,423	671
Apache Corp	36,610	3,499	Spectra Energy Corp	70,447	1,465
Atwood Oceanics Inc (a)	6,357	173	Williams Cos Inc	37,165	721
Chesapeake Energy Corp	71,913	1,512		$ 3,483
Chevron Corp	610,418	46,520	Real Estate - 0.50%
ConocoPhillips	99,846	5,514	CB Richard Ellis Group Inc (a)	677,800	11,523
Denbury Resources Inc (a)	56,609	897	Forest City Enterprises Inc (a)	16,314	207
Devon Energy Corp	117,974	7,372		$ 11,730
EOG Resources Inc	254,600	24,824	REITS - 1.19%
Exxon Mobil Corp	662,839	39,559	Alexandria Real Estate Equities Inc	5,166	364
Helmerich & Payne Inc	10,792	437	AMB Property Corp	21,079	526
Hess Corp	182,915	9,802	Annaly Capital Management Inc	534,455	9,299
Marathon Oil Corp	56,579	1,893	Apartment Investment & Management Co	8,321	179
Mariner Energy Inc (a)	13,581	324	AvalonBay Communities Inc	8,122	854
Murphy Oil Corp	18,305	1,002	Boston Properties Inc	14,088	1,154
Nabors Industries Ltd (a)	23,297	429	Brandywine Realty Trust	19,125	217
Newfield Exploration Co (a)	14,736	788	BRE Properties Inc	9,478	393
Noble Corp	399,165	12,973	Camden Property Trust	9,922	452
Noble Energy Inc	18,859	1,265	CommonWealth REIT	9,609	249
Occidental Petroleum Corp	439,934	34,284	Corporate Office Properties Trust SBI MD	8,538	320
Petrohawk Energy Corp (a)	256,900	4,051	Douglas Emmett Inc	18,044	285
Pioneer Natural Resources Co	10,430	604	Duke Realty Corp	30,508	365
Pride International Inc (a)	13,764	327	Equity Residential	26,071	1,195
QEP Resources Inc (a)	15,930	548	Essex Property Trust Inc	2,774	292
Rowan Cos Inc (a)	13,861	350	Federal Realty Investment Trust	3,329	260
SM Energy Co	2,862	119	HCP Inc	26,685	946
Sunoco Inc	16,640	594	Health Care REIT Inc	17,195	779
Ultra Petroleum Corp (a)	368,405	15,609	Hospitality Properties Trust	18,168	372
Unit Corp (a)	6,074	248	Host Hotels & Resorts Inc	66,417	952
Valero Energy Corp	51,501	875	Kimco Realty Corp	57,514	867
	$ 229,931		Liberty Property Trust	16,613	527
Oil & Gas Services - 0.85%			Mack-Cali Realty Corp	11,640	375
Baker Hughes Inc	302,062	14,580	Nationwide Health Properties Inc	16,640	623
Cameron International Corp (a)	14,422	571	Piedmont Office Realty Trust Inc	6,712	121
Exterran Holdings Inc (a)	8,030	214	Public Storage Inc	1,664	163
National Oilwell Varco Inc	45,485	1,781	Realty Income Corp	15,521	498
Oceaneering International Inc (a)	7,765	384	Regency Centers Corp	11,596	438
Oil States International Inc (a)	7,376	339	Senior Housing Properties Trust	18,887	426
SEACOR Holdings Inc (a)	3,366	279	Simon Property Group Inc	8,876	792
Smith International Inc	21,983	912	SL Green Realty Corp	11,430	689
Superior Energy Services Inc (a)	10,337	236	Taubman Centers Inc	7,900	324
Weatherford International Ltd (a)	38,828	629	UDR Inc	22,384	473
	$ 19,925		Ventas Inc	15,915	807
Packaging & Containers - 0.15%			Vornado Realty Trust	14,423	1,194
Ball Corp	9,984	582	Weingarten Realty Investors	15,537	329
Bemis Co Inc	16,066	481		$ 28,099
Greif Inc	4,944	295	Retail - 3.32%
Owens-Illinois Inc (a)	15,531	429	American Eagle Outfitters Inc	21,633	266
Packaging Corp of America	13,737	330	Best Buy Co Inc	320,100	11,095
Pactiv Corp (a)	3,549	108	CVS Caremark Corp	145,516	4,466
Sealed Air Corp	23,599	510	Darden Restaurants Inc	187,100	7,838
Sonoco Products Co	14,844	485	Foot Locker Inc	22,206	302
Temple-Inland Inc	12,204	245	GameStop Corp (a)	459,978	9,223
	$ 3,465		Gap Inc/The	8,322	151
			JC Penney Co Inc	21,634	533
See accompanying notes			139

Schedule of Investments
LargeCap Value Fund I
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Retail (continued)			Transportation (continued)
Kohl's Corp (a)	11,093 $	529	Union Pacific Corp	44,074 $	3,291
Lowe's Cos Inc	972,569	20,171			$ 39,455
Macy's Inc	39,939	745	Water - 0.02%
RadioShack Corp	16,179	348	American Water Works Co Inc	23,851	510
Sears Holdings Corp (a)	6,102	433
Signet Jewelers Ltd (a)	12,689	378	TOTAL COMMON STOCKS		$ 2,288,700
Target Corp	346,900	17,803		Maturity
Walgreen Co	11,648	332		Amount
Wal-Mart Stores Inc	71,000	3,634	REPURCHASE AGREEMENTS - 2.27%	(000's)	Value (000's)
	$ 78,247		Banks - 2.27%
Savings & Loans - 0.11%			Investment in Joint Trading Account; Bank of	$ 13,957	$ 13,957
First Niagara Financial Group Inc	31,009	416	America Repurchase Agreement; 0.19%
Hudson City Bancorp Inc	59,352	737	dated 07/30/10 maturing 08/02/10
New York Community Bancorp Inc	44,130	762	(collateralized by US Treasury Notes;
People's United Financial Inc	51,032	706	$14,236,412; 1.38% - 3.63%; dated 05/15/12
	$ 2,621		- 08/15/19)
Semiconductors - 1.00%			Investment in Joint Trading Account; Credit Suisse	12,318	12,318
Advanced Micro Devices Inc (a)	39,450	296	Repurchase Agreement; 0.20% dated
Applied Materials Inc	474,600	5,600	07/30/10 maturing 08/02/10 (collateralized by
Atmel Corp (a)	6,657	35	US Treasury Note; $12,564,569; 2.00%;
Fairchild Semiconductor International Inc (a)	18,422	167	dated 11/30/13)
Intel Corp	480,956	9,907	Investment in Joint Trading Account; Deutsche	13,957	13,957
LSI Corp (a)	96,540	389	Bank Repurchase Agreement; 0.19% dated
Marvell Technology Group Ltd (a)	312,800	4,667	07/30/10 maturing 08/02/10 (collateralized by
Micron Technology Inc (a)	83,759	610	Sovereign Agency Issues; $14,236,410;
PMC - Sierra Inc (a)	33,095	268	0.00%; dated 08/11/10 - 01/24/11)
Texas Instruments Inc	65,453	1,616	Investment in Joint Trading Account; Morgan	13,304	13,304
	$ 23,555		Stanley Repurchase Agreement; 0.20% dated
Software - 1.21%			07/30/10 maturing 08/02/10 (collateralized by
Autodesk Inc (a)	397,600	11,745	Sovereign Agency Issues; $13,569,735;
Broadridge Financial Solutions Inc	1,665	34	3.00% - 6.88%; dated 09/15/10 - 07/28/14)
CA Inc	9,985	195			$ 53,536
Compuware Corp (a)	13,313	109	TOTAL REPURCHASE AGREEMENTS		$ 53,536
Fidelity National Information Services Inc	29,398	843	Total Investments		$ 2,342,236
Microsoft Corp	256,269	6,614	Other Assets in Excess of Liabilities, Net - 0.66%		$ 15,573
Oracle Corp	382,800	9,050	TOTAL NET ASSETS - 100.00%		$ 2,357,809
	$ 28,590
Telecommunications - 5.25%
Amdocs Ltd (a)	20,524	561	(a) Non-Income Producing Security
AT&T Inc	3,037,723	78,799
BCE Inc	551,300	16,875
CenturyLink Inc	26,626	948	Unrealized Appreciation (Depreciation)
Cisco Systems Inc (a)	365,500	8,432
CommScope Inc (a)	13,926	283	The net federal income tax unrealized appreciation (depreciation) and federal tax
			cost of investments held as of the period end were as follows:
Corning Inc	133,681	2,422
EchoStar Holding Corp (a)	5,640	108
			Unrealized Appreciation		$ 109,637
Frontier Communications Corp	86,041	657	Unrealized Depreciation		(136,783)
Motorola Inc (a)	218,189	1,634
			Net Unrealized Appreciation (Depreciation)		$ (27,146)
Qwest Communications International Inc	181,385	1,027	Cost for federal income tax purposes		$ 2,369,382
Sprint Nextel Corp (a)	260,704	1,191
			All dollar amounts are shown in thousands (000's)
Tellabs Inc	58,830	411
Verizon Communications Inc	344,342	10,007	Portfolio Summary (unaudited)
Windstream Corp	37,019	422	Sector		Percent
	$ 123,777		Financial		24.89%
Textiles - 0.03%			Consumer, Non-cyclical		21.15%
Cintas Corp	16,028	424	Energy		11.47%
Mohawk Industries Inc (a)	6,656	326
			Industrial		11.11%
	$ 750		Communications		10.71%
Toys, Games & Hobbies - 0.02%			Utilities		6.09%
Mattel Inc	21,078	446	Consumer, Cyclical		5.97%
			Technology		5.03%
Transportation - 1.67%			Basic Materials		2.92%
CSX Corp	38,737	2,042	Other Assets in Excess of Liabilities, Net		0.66%
FedEx Corp	172,603	14,248	TOTAL NET ASSETS		100.00%
Frontline Ltd/Bermuda	1,110	34
Kansas City Southern (a)	227,200	8,338
Norfolk Southern Corp	36,828	2,072
Ryder System Inc	206,541	9,021
Teekay Corp	3,400	94
Tidewater Inc	7,689	315

See accompanying notes			140

Schedule of Investments
LargeCap Value Fund I
July 31, 2010 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts		Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500; September 2010	Long	246	$ 66,147		$ 67,545	$ 1,398
						$ 1,398
All dollar amounts are shown in thousands (000's)

See accompanying notes			141

Schedule of Investments
LargeCap Value Fund III
July 31, 2010 (unaudited)

COMMON STOCKS - 98.00%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.02%			Banks (continued)
Omnicom Group Inc	7,030 $	262	US Bancorp	162,162 $	3,876
			Wells Fargo & Co	1,684,076	46,700
Aerospace & Defense - 2.02%				$ 226,697
Boeing Co/The	167,380	11,406	Beverages - 0.85%
General Dynamics Corp	29,995	1,837	Coca-Cola Co/The	54,372	2,996
Goodrich Corp	10,310	751	Coca-Cola Enterprises Inc	14,777	424
L-3 Communications Holdings Inc	10,429	762	Constellation Brands Inc (a)	362,757	6,189
Lockheed Martin Corp	7,498	563	Dr Pepper Snapple Group Inc	19,685	739
Northrop Grumman Corp	101,245	5,937	Molson Coors Brewing Co	15,154	682
Raytheon Co	248,659	11,505	PepsiCo Inc	51,085	3,316
Rockwell Collins Inc	8,436	482		$ 14,346
United Technologies Corp	8,618	613	Biotechnology - 1.00%
	$ 33,856		Amgen Inc (a)	197,791	10,786
Agriculture - 2.38%			Biogen Idec Inc (a)	19,956	1,115
Altria Group Inc	380,854	8,440	Bio-Rad Laboratories Inc (a)	2,343	208
Archer-Daniels-Midland Co	117,804	3,223	Gilead Sciences Inc (a)	131,500	4,381
Bunge Ltd	105,860	5,256	Life Technologies Corp (a)	6,389	275
Lorillard Inc	16,403	1,250		$ 16,765
Philip Morris International Inc	267,652	13,661	Building Materials - 0.03%
Reynolds American Inc	141,678	8,192	Armstrong World Industries Inc (a)	1,442	53
	$ 40,022		Masco Corp	29,057	298
Airlines - 0.31%			Owens Corning Inc (a)	6,029	190
Delta Air Lines Inc (a)	364,700	4,332		$ 541
Southwest Airlines Co	56,242	678	Chemicals - 1.24%
UAL Corp (a)	5,058	120	Ashland Inc	9,065	461
	$ 5,130		Cabot Corp	8,220	242
Apparel - 0.81%			CF Industries Holdings Inc	1,738	141
Jones Apparel Group Inc	298,900	5,213	Cytec Industries Inc	5,929	296
Nike Inc	106,230	7,823	Dow Chemical Co/The	96,749	2,644
VF Corp	7,968	632	Eastman Chemical Co	6,562	411
	$ 13,668		EI du Pont de Nemours & Co	364,349	14,819
Automobile Manufacturers - 0.31%			FMC Corp	1,360	85
Ford Motor Co (a)	404,200	5,162	Huntsman Corp	20,381	213
			PPG Industries Inc	11,717	814
Automobile Parts & Equipment - 0.47%			RPM International Inc	7,632	143
Autoliv Inc	6,562	377	Sherwin-Williams Co/The	4,218	292
Federal-Mogul Corp (a)	1,824	33	Valspar Corp	10,311	324
Johnson Controls Inc	4,219	121		$ 20,885
Lear Corp (a)	45,000	3,517	Coal - 0.14%
TRW Automotive Holdings Corp (a)	111,413	3,910	Alpha Natural Resources Inc (a)	12,185	467
	$ 7,958		Arch Coal Inc	5,625	133
Banks - 13.50%			Consol Energy Inc	14,060	527
BancorpSouth Inc	10,471	153	Massey Energy Co	11,716	359
Bank of America Corp	3,474,701	48,784	Peabody Energy Corp	20,153	910
Bank of Hawaii Corp	3,750	187		$ 2,396
Bank of New York Mellon Corp/The	90,454	2,268	Commercial Services - 0.38%
BB&T Corp	224,771	5,581	CoreLogic Inc	12,498	250
BOK Financial Corp	1,684	82	Corrections Corp of America (a)	11,240	220
Capital One Financial Corp	147,922	6,261	Education Management Corp (a)	1,086	17
CIT Group Inc (a)	14,997	545	Equifax Inc	14,528	455
Citigroup Inc (a)	2,921,781	11,980	H&R Block Inc	22,496	353
City National Corp/CA	5,413	307	Hertz Global Holdings Inc (a)	338,200	3,970
Comerica Inc	110,528	4,240	KAR Auction Services Inc (a)	1,314	17
Commerce Bancshares Inc	8,436	330	RR Donnelley & Sons Co	19,135	323
Cullen/Frost Bankers Inc	6,500	359	Service Corp International/US	31,536	269
East West Bancorp Inc	17,340	270	Total System Services Inc	19,215	286
Fifth Third Bancorp	533,322	6,778	Towers Watson & Co	4,218	188
First Citizens BancShares Inc/NC	649	123		$ 6,348
Fulton Financial Corp	22,042	201	Computers - 2.18%
Goldman Sachs Group Inc/The	134,832	20,335	Accenture PLC - Class A	38,100	1,510
JP Morgan Chase & Co	1,245,269	50,159	Brocade Communications Systems Inc (a)	35,877	178
KeyCorp	67,910	575	Computer Sciences Corp	11,249	510
M&T Bank Corp	8,817	770	Dell Inc (a)	209,200	2,770
Morgan Stanley	343,971	9,284	Diebold Inc	6,092	174
Northern Trust Corp	10,779	507	EMC Corp/Massachusetts (a)	588,687	11,650
PNC Financial Services Group Inc	44,525	2,644	Hewlett-Packard Co	127,900	5,889
Regions Financial Corp	89,504	656	IBM Corp	97,449	12,512
State Street Corp	37,494	1,459	Lexmark International Inc (a)	9,814	361
SunTrust Banks Inc	38,556	1,001	Seagate Technology (a)	15,466	194
TCF Financial Corp	17,829	282	Synopsys Inc (a)	16,403	358

See accompanying notes			142

Schedule of Investments
LargeCap Value Fund III
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Computers (continued)			Electronics - 0.93%
Western Digital Corp (a)	20,621 $	544	Arrow Electronics Inc (a)	12,654 $	314
	$ 36,650		AVX Corp	4,802	68
Consumer Products - 0.12%			Garmin Ltd	204,785	5,838
Avery Dennison Corp	11,515	413	Jabil Circuit Inc	6,320	92
Clorox Co	938	61	PerkinElmer Inc	7,693	150
Fortune Brands Inc	15,466	679	Tech Data Corp (a)	6,304	249
Jarden Corp	11,041	319	Thermo Fisher Scientific Inc (a)	42,099	1,888
Kimberly-Clark Corp	9,842	631	Thomas & Betts Corp (a)	4,533	180
	$ 2,103		Tyco Electronics Ltd	244,900	6,612
Cosmetics & Personal Care - 2.06%			Vishay Intertechnology Inc (a)	18,449	157
Colgate-Palmolive Co	9,373	740		$ 15,548
Procter & Gamble Co	554,430	33,909	Energy - Alternate Sources - 0.01%
	$ 34,649		Covanta Holding Corp	14,616	220
Distribution & Wholesale - 0.06%
Genuine Parts Co	13,825	592	Engineering & Contruction - 0.14%
Ingram Micro Inc (a)	20,344	336	Aecom Technology Corp (a)	7,967	192
WESCO International Inc (a)	2,515	91	Chicago Bridge & Iron Co NV (a)	7,030	158
	$ 1,019		Fluor Corp	14,528	702
			Jacobs Engineering Group Inc (a)	5,624	206
Diversified Financial Services - 1.75%
AmeriCredit Corp (a)	7,865	190	KBR Inc	17,341	388
			McDermott International Inc (a)	5,624	132
Ameriprise Financial Inc	292,954	12,418	Shaw Group Inc/The (a)	4,284	137
BlackRock Inc	2,643	416	URS Corp (a)	9,148	370
CME Group Inc	6,003	1,674
Discover Financial Services	53,395	816		$ 2,285
Franklin Resources Inc	122,294	12,300	Entertainment - 0.01%
Jefferies Group Inc	13,591	336	Madison Square Garden Inc (a)	4,687	90
Legg Mason Inc	19,323	558	Regal Entertainment Group	4,865	65
NASDAQ OMX Group Inc/The (a)	14,189	276		$ 155
Raymond James Financial Inc	12,301	328	Environmental Control - 0.11%
	$ 29,312		Republic Services Inc	17,683	564
Electric - 3.95%			Waste Management Inc	36,088	1,225
AES Corp/The (a)	57,178	590		$ 1,789
Alliant Energy Corp	13,902	480	Food - 2.94%
Ameren Corp	27,652	702	Campbell Soup Co	7,942	285
American Electric Power Co Inc	363,494	13,079	ConAgra Foods Inc	222,439	5,223
CMS Energy Corp	28,505	454	Corn Products International Inc	9,370	312
Consolidated Edison Inc	23,902	1,102	Dean Foods Co (a)	111,890	1,283
Constellation Energy Group Inc	127,459	4,027	Del Monte Foods Co	24,849	345
Dominion Resources Inc/VA	332,213	13,949	General Mills Inc	29,058	994
DPL Inc	12,722	322	Hershey Co/The	8,070	379
DTE Energy Co	15,309	707	HJ Heinz Co	20,153	896
Duke Energy Corp	98,149	1,678	JM Smucker Co/The	12,654	777
Edison International	150,352	4,984	Kellogg Co	3,280	164
Entergy Corp	15,935	1,235	Kraft Foods Inc	319,013	9,318
Exelon Corp	58,420	2,444	Kroger Co/The	45,461	963
FirstEnergy Corp	23,562	888	Safeway Inc	275,652	5,662
Integrys Energy Group Inc	7,490	355	Sara Lee Corp	488,128	7,220
MDU Resources Group Inc	23,119	457	Smithfield Foods Inc (a)	298,100	4,248
NextEra Energy Inc	30,932	1,618	Sysco Corp	193,900	6,005
NRG Energy Inc (a)	29,526	670	Tyson Foods Inc	302,681	5,300
NSTAR	13,423	499		$ 49,374
OGE Energy Corp	12,068	478	Forest Products & Paper - 0.12%
Pepco Holdings Inc	320,800	5,425	Domtar Corp	4,686	274
PG&E Corp	31,870	1,415	International Paper Co	11,249	272
Pinnacle West Capital Corp	13,624	519	MeadWestvaco Corp	21,498	515
PPL Corp	28,299	772	Plum Creek Timber Co Inc	10,780	387
Progress Energy Inc	25,396	1,069	Rayonier Inc	6,561	321
Public Service Enterprise Group Inc	43,119	1,419	Weyerhaeuser Co	18,385	298
SCANA Corp	13,123	503		$ 2,067
Southern Co	61,628	2,177	Gas - 0.55%
TECO Energy Inc	26,753	437	AGL Resources Inc	9,700	369
Westar Energy Inc	13,657	326	Atmos Energy Corp	11,562	335
Wisconsin Energy Corp	14,004	760	CenterPoint Energy Inc	45,461	647
Xcel Energy Inc	39,369	866	Energen Corp	9,010	400
	$ 66,406		National Fuel Gas Co	8,812	423
Electrical Components & Equipment - 0.05%			NiSource Inc	323,876	5,344
Energizer Holdings Inc (a)	7,967	490	Questar Corp	20,978	345
General Cable Corp (a)	3,750	100	Sempra Energy	21,890	1,089
Hubbell Inc	4,219	199	Southern Union Co	13,981	316
	$ 789			$ 9,268

See accompanying notes			143

Schedule of Investments
LargeCap Value Fund III
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Hand & Machine Tools - 0.06%			Insurance (continued)
Snap-On Inc	5,254 $	235	Protective Life Corp	10,754 $	242
Stanley Black & Decker Inc	12,036	698	Prudential Financial Inc	42,418	2,430
	$ 933		Reinsurance Group of America Inc	8,431	405
Healthcare - Products - 3.25%			RenaissanceRe Holdings Ltd	6,562	375
Boston Scientific Corp (a)	112,950	633	StanCorp Financial Group Inc	6,162	232
CareFusion Corp (a)	16,933	357	Symetra Financial Corp	2,916	34
Cooper Cos Inc/The	4,403	171	Torchmark Corp	9,374	498
Covidien PLC	159,117	5,938	Transatlantic Holdings Inc	7,498	359
Hill-Rom Holdings Inc	938	31	Travelers Cos Inc/The	424,163	21,400
Johnson & Johnson	774,644	44,999	Unitrin Inc	5,290	147
Kinetic Concepts Inc (a)	4,994	177	Unum Group	33,018	753
Medtronic Inc	26,101	965	WR Berkley Corp	15,187	410
Teleflex Inc	4,035	229	XL Group PLC	63,600	1,128
Zimmer Holdings Inc (a)	20,803	1,102		$ 87,942
	$ 54,602		Internet - 0.59%
Healthcare - Services - 1.02%			AOL Inc (a)	13,666	286
Aetna Inc	43,587	1,214	eBay Inc (a)	343,228	7,177
Brookdale Senior Living Inc (a)	8,436	120	Expedia Inc	14,060	319
CIGNA Corp	28,381	873	Liberty Media Corp - Interactive (a)	51,646	585
Community Health Systems Inc (a)	148,281	4,808	Symantec Corp (a)	61,865	802
Coventry Health Care Inc (a)	13,392	266	Yahoo! Inc (a)	59,521	826
Health Net Inc (a)	13,049	307		$ 9,995
Humana Inc (a)	15,934	749	Investment Companies - 0.02%
LifePoint Hospitals Inc (a)	6,815	211	Ares Capital Corp	22,027	309
Quest Diagnostics Inc	2,343	110
Tenet Healthcare Corp (a)	19,357	89	Iron & Steel - 0.53%
UnitedHealth Group Inc	210,302	6,404	Gerdau Ameristeel Corp (a)	14,528	159
Universal Health Services Inc	9,842	354	Nucor Corp	161,292	6,313
WellPoint Inc (a)	31,870	1,616	Reliance Steel & Aluminum Co	7,906	311
	$ 17,121		Schnitzer Steel Industries Inc	566	26
Home Builders - 0.46%			Steel Dynamics Inc	150,000	2,148
DR Horton Inc	196,100	2,161		$ 8,957
NVR Inc (a)	5,200	3,258	Leisure Products & Services - 0.23%
Pulte Group Inc (a)	255,000	2,239	Carnival Corp	18,480	641
	$ 7,658		Royal Caribbean Cruises Ltd (a)	111,300	3,212
Home Furnishings - 0.18%				$ 3,853
Whirlpool Corp	35,656	2,970	Lodging - 0.04%
			Choice Hotels International Inc	2,606	86
Housewares - 0.03%			Wyndham Worldwide Corp	20,621	527
Newell Rubbermaid Inc	29,231	453		$ 613
			Machinery - Construction & Mining - 0.47%
Insurance - 5.24%			Caterpillar Inc	88,500	6,173
ACE Ltd	232,310	12,331	Terex Corp (a)	84,000	1,658
Aflac Inc	2,812	138		$ 7,831
Allied World Assurance Co Holdings Ltd	6,221	310	Machinery - Diversified - 1.44%
Allstate Corp/The	93,462	2,639	Cummins Inc	149,800	11,926
American Financial Group Inc/OH	10,804	318	Deere & Co	179,800	11,989
American National Insurance Co	938	73	IDEX Corp	1,407	45
Aon Corp	26,246	989	Wabtec Corp/DE	4,686	209
Arch Capital Group Ltd (a)	5,733	449		$ 24,169
Arthur J Gallagher & Co	8,904	226	Media - 6.54%
Aspen Insurance Holdings Ltd	10,421	285	Cablevision Systems Corp	222,884	6,109
Assurant Inc	13,123	489	CBS Corp	322,669	4,769
Axis Capital Holdings Ltd	10,311	321	Comcast Corp - Class A	1,333,114	25,955
Berkshire Hathaway Inc (a)	231,967	18,121	DIRECTV (a)	450,600	16,745
Brown & Brown Inc	3,883	78	Discovery Communications Inc - A Shares (a)	8,904	344
Chubb Corp	50,165	2,640	DISH Network Corp	22,965	461
Cincinnati Financial Corp	18,140	500	Gannett Co Inc	29,208	385
CNA Financial Corp (a)	1,816	51	Liberty Global Inc - A Shares (a)	18,748	548
Endurance Specialty Holdings Ltd	3,893	150	Liberty Media Corp - Starz (a)	6,092	334
Everest Re Group Ltd	7,031	546	McGraw-Hill Cos Inc/The	10,779	331
Genworth Financial Inc (a)	45,930	624
			Meredith Corp	2,344	74
Hanover Insurance Group Inc/The	5,505	241	New York Times Co/The (a)	12,382	108
Hartford Financial Services Group Inc	30,464	713	News Corp - Class A	705,890	9,212
HCC Insurance Holdings Inc	14,099	368	Thomson Reuters Corp	18,747	702
Lincoln National Corp	22,496	586	Time Warner Cable Inc	212,549	12,152
Loews Corp	30,464	1,132	Time Warner Inc	403,889	12,706
Mercury General Corp	3,350	145	Viacom Inc	43,119	1,425
MetLife Inc	319,496	13,438	Walt Disney Co/The	509,548	17,167
PartnerRe Ltd	8,905	644
Progressive Corp/The	50,111	984
See accompanying notes			144

Schedule of Investments
LargeCap Value Fund III
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Media (continued)			Oil & Gas Services (continued)
Washington Post Co/The	723 $	304	Oil States International Inc (a)	6,230 $	286
	$ 109,831		SEACOR Holdings Inc (a)	2,843	235
Metal Fabrication & Hardware - 0.01%			Smith International Inc	18,574	770
Timken Co	2,813	95	Superior Energy Services Inc (a)	8,734	199
			Weatherford International Ltd (a)	32,807	532
Mining - 0.44%				$ 11,619
Alcoa Inc	65,145	728	Packaging & Containers - 0.17%
Freeport-McMoRan Copper & Gold Inc	94,100	6,732	Ball Corp	8,436	491
	$ 7,460		Bemis Co Inc	13,570	407
Miscellaneous Manufacturing - 4.65%			Greif Inc	4,176	249
Aptargroup Inc	8,513	367	Owens-Illinois Inc (a)	13,122	363
Carlisle Cos Inc	5,610	189	Packaging Corp of America	11,603	278
Crane Co	3,008	107	Pactiv Corp (a)	2,999	91
Danaher Corp	4,687	180	Sealed Air Corp	19,934	431
Dover Corp	6,824	327	Sonoco Products Co	12,538	410
Eaton Corp	52,380	4,110	Temple-Inland Inc	10,311	207
General Electric Co	2,145,531	34,586		$ 2,927
Honeywell International Inc	276,400	11,847	Pharmaceuticals - 6.27%
Ingersoll-Rand PLC	180,668	6,768	Abbott Laboratories	11,248	552
ITT Corp	137,986	6,502	AstraZeneca PLC ADR	134,800	6,799
Leggett & Platt Inc	7,066	147	Bristol-Myers Squibb Co	593,148	14,781
Parker Hannifin Corp	81,043	5,034	Cardinal Health Inc	22,028	711
SPX Corp	36,100	2,150	Eli Lilly & Co	203,234	7,235
Textron Inc	136,666	2,837	Endo Pharmaceuticals Holdings Inc (a)	14,707	353
Tyco International Ltd	77,862	2,980	Forest Laboratories Inc (a)	22,601	627
	$ 78,131		King Pharmaceuticals Inc (a)	31,937	280
Office & Business Equipment - 0.46%			McKesson Corp	14,528	913
Pitney Bowes Inc	7,031	172	Mead Johnson Nutrition Co	19,215	1,021
Xerox Corp	772,288	7,522	Merck & Co Inc	616,794	21,255
	$ 7,694		Mylan Inc/PA (a)	5,625	98
Oil & Gas - 11.22%			Pfizer Inc	2,650,874	39,764
Anadarko Petroleum Corp	198,962	9,781	Teva Pharmaceutical Industries Ltd ADR	211,900	10,351
Apache Corp	192,169	18,367	Watson Pharmaceuticals Inc (a)	13,386	542
Atwood Oceanics Inc (a)	5,371	146		$ 105,282
Chesapeake Energy Corp	279,761	5,883	Pipelines - 0.18%
Chevron Corp	454,846	34,664	El Paso Corp	42,920	529
Cimarex Energy Co	40,500	2,789	Oneok Inc	12,186	567
ConocoPhillips	262,462	14,493	Spectra Energy Corp	59,522	1,237
Denbury Resources Inc (a)	47,830	758	Williams Cos Inc	31,402	610
Devon Energy Corp	158,417	9,900		$ 2,943
Encana Corp	88,200	2,693	Real Estate - 0.01%
Ensco PLC ADR	144,600	6,046	Forest City Enterprises Inc (a)	13,780	175
EQT Corp	322,600	11,833
Exxon Mobil Corp	280,381	16,733	REITS - 0.99%
Forest Oil Corp (a)	186,600	5,335	Alexandria Real Estate Equities Inc	4,363	308
Helmerich & Payne Inc	9,115	369	AMB Property Corp	17,810	445
Hess Corp	109,715	5,880	Annaly Capital Management Inc	46,754	813
Marathon Oil Corp	282,205	9,440	Apartment Investment & Management Co	7,031	151
Mariner Energy Inc (a)	11,475	274	AvalonBay Communities Inc	6,861	721
Murphy Oil Corp	15,467	847	Boston Properties Inc	11,900	975
Nabors Industries Ltd (a)	19,684	362	Brandywine Realty Trust	16,153	183
Newfield Exploration Co (a)	86,651	4,633	BRE Properties Inc	8,005	332
Nexen Inc	239,700	4,962	Camden Property Trust	8,381	381
Noble Energy Inc	15,934	1,068	CommonWealth REIT	8,116	211
Occidental Petroleum Corp	193,199	15,056	Corporate Office Properties Trust SBI MD	7,212	270
Pioneer Natural Resources Co	8,809	510	Douglas Emmett Inc	15,241	241
Pride International Inc (a)	11,626	277	Duke Realty Corp	25,777	308
QEP Resources Inc (a)	13,455	463	Equity Residential	22,028	1,010
Rowan Cos Inc (a)	99,508	2,514	Essex Property Trust Inc	2,344	246
SM Energy Co	2,418	100	Federal Realty Investment Trust	2,813	220
Sunoco Inc	14,060	501	HCP Inc	22,539	799
Unit Corp (a)	5,130	210	Health Care REIT Inc	14,528	658
Valero Energy Corp	86,898	1,476	Hospitality Properties Trust	15,345	314
	$ 188,363		Host Hotels & Resorts Inc	56,098	804
Oil & Gas Services - 0.69%			Kimco Realty Corp	48,595	732
Baker Hughes Inc	23,282	1,124	Liberty Property Trust	14,032	445
Cameron International Corp (a)	12,185	482	Mack-Cali Realty Corp	9,832	317
Exterran Holdings Inc (a)	6,785	181	Nationwide Health Properties Inc	14,060	526
National Oilwell Varco Inc	191,132	7,485	Piedmont Office Realty Trust Inc	5,669	102
Oceaneering International Inc (a)	6,561	325	Public Storage Inc	1,406	138
			Realty Income Corp	13,109	421
See accompanying notes			145

Schedule of Investments
LargeCap Value Fund III
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
REITS (continued)			Telecommunications (continued)
Regency Centers Corp	9,798 $	370	Windstream Corp	31,080 $	354
Senior Housing Properties Trust	15,953	360			$ 104,485
Simon Property Group Inc	7,499	669	Textiles - 0.04%
SL Green Realty Corp	9,654	582	Cintas Corp	13,539	358
Taubman Centers Inc	6,673	274	Mohawk Industries Inc (a)	5,624	275
UDR Inc	18,907	399			$ 633
Ventas Inc	13,443	682	Toys, Games & Hobbies - 0.02%
Vornado Realty Trust	12,186	1,009	Mattel Inc	17,809	377
Weingarten Realty Investors	13,123	278
	$ 16,694		Transportation - 1.49%
Retail - 3.60%			CSX Corp	32,729	1,725
American Eagle Outfitters Inc	18,278	225	FedEx Corp	80,737	6,664
CVS Caremark Corp	500,174	15,350	Frontline Ltd/Bermuda	938	29
Foot Locker Inc	206,162	2,802	Norfolk Southern Corp	31,117	1,751
GameStop Corp (a)	17,809	357	Ryder System Inc	2,812	123
Gap Inc/The	972,829	17,618	Teekay Corp	2,962	82
JC Penney Co Inc	18,279	450	Tidewater Inc	6,494	266
Kohl's Corp (a)	9,373	447	Union Pacific Corp	192,641	14,385
Lowe's Cos Inc	30,464	632			$ 25,025
Macy's Inc	33,745	629	Water - 0.03%
Office Depot Inc (a)	603,100	2,606	American Water Works Co Inc	20,153	431
RadioShack Corp	13,666	294
Ross Stores Inc	96,700	5,092	TOTAL COMMON STOCKS		$ 1,645,750
Sears Holdings Corp (a)	5,156	366
Signet Jewelers Ltd (a)	10,718	319		Maturity
				Amount
TJX Cos Inc	240,600	9,990	REPURCHASE AGREEMENTS - 3.08%	(000's)	Value (000's)
Walgreen Co	9,842	281	Banks - 3.08%
Wal-Mart Stores Inc	59,990	3,071	Investment in Joint Trading Account; Bank of	$ 13,493	$ 13,493
	$ 60,529		America Repurchase Agreement; 0.19%
Savings & Loans - 0.13%			dated 07/30/10 maturing 08/02/10
First Niagara Financial Group Inc	26,191	351	(collateralized by US Treasury Notes;
Hudson City Bancorp Inc	50,148	623	$13,762,151; 1.38% - 3.63%; dated 05/15/12
New York Community Bancorp Inc	37,273	643	- 08/15/19)
People's United Financial Inc	43,119	597	Investment in Joint Trading Account; Credit Suisse	11,908	11,908
	$ 2,214		Repurchase Agreement; 0.20% dated
Semiconductors - 0.97%			07/30/10 maturing 08/02/10 (collateralized by
Advanced Micro Devices Inc (a)	33,321	250	US Treasury Note; $12,146,003; 2.00%;
Atmel Corp (a)	5,625	29	dated 11/30/13)
Fairchild Semiconductor International Inc (a)	15,561	141	Investment in Joint Trading Account; Deutsche	13,493	13,492
Intel Corp	584,290	12,037	Bank Repurchase Agreement; 0.19% dated
LSI Corp (a)	81,541	329	07/30/10 maturing 08/02/10 (collateralized by
Micron Technology Inc (a)	70,771	515	Sovereign Agency Issues; $13,762,151;
PMC - Sierra Inc (a)	27,953	226	0.00%; dated 08/11/10 - 01/24/11)
Teradyne Inc (a)	134,300	1,445	Investment in Joint Trading Account; Morgan	12,861	12,860
Texas Instruments Inc	55,303	1,365	Stanley Repurchase Agreement; 0.20% dated
	$ 16,337		07/30/10 maturing 08/02/10 (collateralized by
Software - 1.87%			Sovereign Agency Issues; $13,117,683;
Broadridge Financial Solutions Inc	1,407	29	3.00% - 6.88%; dated 09/15/10 - 07/28/14)
CA Inc	8,437	165			$ 51,753
Compuware Corp (a)	11,249	92	TOTAL REPURCHASE AGREEMENTS		$ 51,753
Fidelity National Information Services Inc	24,839	712	Total Investments		$ 1,697,503
Microsoft Corp	953,143	24,601	Liabilities in Excess of Other Assets, Net - (1.08)%		$ (18,119)
Oracle Corp	246,630	5,830	TOTAL NET ASSETS - 100.00%		$ 1,679,384
	$ 31,429
Telecommunications - 6.22%
Amdocs Ltd (a)	17,341	474	(a) Non-Income Producing Security
AT&T Inc	1,630,557	42,297
CenturyLink Inc	22,497	801
Cisco Systems Inc (a)	515,243	11,887
CommScope Inc (a)	11,762	239	Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax
Corning Inc 777,350 14,086
EchoStar Holding Corp (a)	4,765	91	cost of investments held as of the period end were as follows:
Frontier Communications Corp	84,693	647	Unrealized Appreciation		$ 87,139
Motorola Inc (a)	883,287	6,615
Qwest Communications International Inc	153,256	867	Unrealized Depreciation		(100,856)

Sprint Nextel Corp (a)	1,443,135	6,595	Net Unrealized Appreciation (Depreciation)		$ (13,717)
Tellabs Inc	49,689	347	Cost for federal income tax purposes		$ 1,711,220
Verizon Communications Inc	487,744	14,174	All dollar amounts are shown in thousands (000's)
Vodafone Group PLC ADR	213,400	5,011

See accompanying notes			146

Schedule of Investments
LargeCap Value Fund III
July 31, 2010 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Financial		24.72%
Consumer, Non-cyclical		20.27%
Communications		13.37%
Energy		12.24%
Industrial		11.57%
Consumer, Cyclical		6.57%
Technology		5.48%
Utilities		4.53%
Basic Materials		2.33%
Liabilities in Excess of Other Assets, Net		(1.08)%
TOTAL NET ASSETS		100.00%

Futures Contracts

						Unrealized
Type	Long/Short	Contracts		Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500; September 2010	Long	127	$ 34,538		$ 34,871	$ 333
						$ 333

All dollar amounts are shown in thousands (000's)

See accompanying notes			147

Schedule of Investments
MidCap Blend Fund
July 31, 2010 (unaudited)

COMMON STOCKS - 98.73%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.23%			Insurance (continued)
Lamar Advertising Co (a)	93,895 $	2,568	Loews Corp	792,700 $	29,449
			Markel Corp (a)	68,669	23,210
Aerospace & Defense - 0.76%			Marsh & McLennan Cos Inc	363,882	8,559
Alliant Techsystems Inc (a)	126,620	8,504	Mercury General Corp	66,409	2,864
			Progressive Corp/The	485,257	9,530
Banks - 0.09%			White Mountains Insurance Group Ltd	31,899	10,018
CIT Group Inc (a)	27,038	983		$ 131,956
			Internet - 0.69%
Commercial Services - 7.97%			Liberty Media Corp - Interactive (a)	682,394	7,725
CoreLogic Inc	222,983	4,466
Iron Mountain Inc	1,337,921	31,669	Investment Companies - 0.27%
Lender Processing Services Inc	285,731	9,126	RHJ International (a)	365,861	3,068
Moody's Corp	633,173	14,911
SAIC Inc (a)	1,104,440	18,367	Media - 11.42%
Western Union Co/The	661,871	10,742	Discovery Communications Inc - A Shares (a)	332,167	12,825
	$ 89,281		Discovery Communications Inc - C Shares (a)	388,490	13,356
Consumer Products - 1.95%			DISH Network Corp	1,192,340	23,942
Clorox Co	335,664	21,778	Liberty Global Inc - A Shares (a)	642,225	18,785
			Liberty Global Inc - B Shares (a)	235,397	6,885
Distribution & Wholesale - 0.31%			Liberty Media Corp - Capital Series A (a)	781,659	36,457
Fastenal Co	70,643	3,467	Liberty Media Corp - Starz (a)	106,609	5,852
			Washington Post Co/The	23,126	9,724
Diversified Financial Services - 2.32%				$ 127,826
Ameriprise Financial Inc	193,955	8,222	Mining - 4.99%
Onex Corp	664,568	17,803	Franco-Nevada Corp	704,188	21,460
	$ 26,025		Newmont Mining Corp	450,445	25,180
Electric - 2.36%			Royal Gold Inc	207,922	9,176
AES Corp/The (a)	644,118	6,641		$ 55,816
Allegheny Energy Inc	386,123	8,804	Miscellaneous Manufacturing - 0.95%
Brookfield Infrastructure Partners LP	45,804	796	Tyco International Ltd	278,382	10,656
Calpine Corp (a)	750,001	10,125
	$ 26,366		Oil & Gas - 6.37%
Electronics - 1.06%			Cimarex Energy Co	132,206	9,105
Gentex Corp	618,589	11,920	Denbury Resources Inc (a)	640,958	10,153
			EOG Resources Inc	158,280	15,432
Energy - Alternate Sources - 1.91%			EQT Corp	402,921	14,779
Covanta Holding Corp	1,416,195	21,342	Nabors Industries Ltd (a)	284,606	5,240
			Newfield Exploration Co (a)	72,211	3,860
Entertainment - 0.82%			QEP Resources Inc (a)	369,163	12,707
Ascent Media Corp (a)	69,731	1,939		$ 71,276
International Game Technology	478,292	7,289	Oil & Gas Services - 0.26%
	$ 9,228		Weatherford International Ltd (a)	180,151	2,918
Food - 2.37%
Kellogg Co	208,106	10,416	Pharmaceuticals - 2.74%
Sysco Corp	520,749	16,127	Mead Johnson Nutrition Co	180,190	9,575
	$ 26,543		Valeant Pharmaceuticals International (a)	374,954	21,118
Gas - 1.42%				$ 30,693
National Fuel Gas Co	170,197	8,178	Pipelines - 2.70%
Questar Corp	470,416	7,738	Spectra Energy Corp	679,968	14,136
	$ 15,916		Williams Cos Inc	827,854	16,069
Healthcare - Products - 3.19%				$ 30,205
Becton Dickinson and Co	86,242	5,934	Real Estate - 2.56%
Covidien PLC	231,627	8,644	Brookfield Asset Management Inc	866,212	21,733
DENTSPLY International Inc	384,673	11,548	Forest City Enterprises Inc (a)	546,430	6,940
St Jude Medical Inc (a)	261,794	9,626		$ 28,673
	$ 35,752		REITS - 0.05%
Healthcare - Services - 4.33%			General Growth Properties Inc	40,500	564
Coventry Health Care Inc (a)	387,797	7,690
Laboratory Corp of America Holdings (a)	437,531	31,931	Retail - 8.62%
Lincare Holdings Inc	372,012	8,839	AutoZone Inc (a)	69,731	14,753
	$ 48,460		Copart Inc (a)	264,564	9,641
Holding Companies - Diversified - 1.48%			O'Reilly Automotive Inc (a)	866,348	42,694
Leucadia National Corp (a)	750,063	16,569	TJX Cos Inc	414,410	17,206
			Yum! Brands Inc	296,807	12,258
Insurance - 11.79%				$ 96,552
Aon Corp	296,561	11,171	Semiconductors - 1.00%
Brown & Brown Inc	580,854	11,629	Microchip Technology Inc	367,670	11,196
Everest Re Group Ltd	267,592	20,770
Fidelity National Financial Inc	84,936	1,255	Software - 5.75%
First American Financial Corp	237,343	3,501	Broadridge Financial Solutions Inc	328,900	6,677

See accompanying notes			148

Schedule of Investments
MidCap Blend Fund
July 31, 2010 (unaudited)

			Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		Sector	Percent
			Consumer, Non-cyclical	22.55%
Software (continued)			Financial	18.61%
Dun & Bradstreet Corp	216,001 $	14,766
Fidelity National Information Services Inc	604,898	17,342	Communications	15.66%
Intuit Inc (a)	373,104	14,831	Consumer, Cyclical	12.33%
Microsoft Corp	418,231	10,794	Energy	11.24%
			Technology	6.75%
		$ 64,410	Basic Materials	4.99%
Telecommunications - 3.32%			Utilities	3.78%
American Tower Corp (a)	360,753	16,681
EchoStar Holding Corp (a)	393,078	7,508	Industrial	2.87%
			Diversified	1.48%
Telephone & Data Systems Inc	140,928	4,810	Liabilities in Excess of Other Assets, Net	(0.26)%
Telephone & Data Systems Inc - Special Shares	273,558	8,209	TOTAL NET ASSETS	100.00%
		$ 37,208
Textiles - 2.58%
Cintas Corp	859,330	22,738
Mohawk Industries Inc (a)	124,440	6,089
		$ 28,827
Transportation - 0.10%
Heartland Express Inc	70,142	1,124

TOTAL COMMON STOCKS		$ 1,105,395
	Maturity
	Amount
REPURCHASE AGREEMENTS - 1.53%	(000's)	Value (000's)
Banks - 1.53%
Investment in Joint Trading Account; Bank of	$ 4,455	$ 4,455
America Repurchase Agreement; 0.19%
dated 07/30/10 maturing 08/02/10
(collateralized by US Treasury Notes;
$4,543,909; 1.38% - 3.63%; dated 05/15/12 -
08/15/19)
Investment in Joint Trading Account; Credit Suisse	3,932	3,931
Repurchase Agreement; 0.20% dated
07/30/10 maturing 08/02/10 (collateralized by
US Treasury Note; $4,010,298; 2.00%; dated
11/30/13)
Investment in Joint Trading Account; Deutsche	4,455	4,455
Bank Repurchase Agreement; 0.19% dated
07/30/10 maturing 08/02/10 (collateralized by
Sovereign Agency Issues; $4,543,909; 0.00%;
dated 08/11/10 - 01/24/11)
Investment in Joint Trading Account; Morgan	4,246	4,246
Stanley Repurchase Agreement; 0.20% dated
07/30/10 maturing 08/02/10 (collateralized by
Sovereign Agency Issues; $4,331,123; 3.00%
- 6.88%; dated 09/15/10 - 07/28/14)
		$ 17,087
TOTAL REPURCHASE AGREEMENTS		$ 17,087
Total Investments		$ 1,122,482
Liabilities in Excess of Other Assets, Net - (0.26)%		$ (2,906)
TOTAL NET ASSETS - 100.00%		$ 1,119,576

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 159,393
Unrealized Depreciation		(103,656)
Net Unrealized Appreciation (Depreciation)		$ 55,737
Cost for federal income tax purposes		$ 1,066,745
All dollar amounts are shown in thousands (000's)

See accompanying notes			149

Schedule of Investments
MidCap Growth Fund
July 31, 2010 (unaudited)

COMMON STOCKS - 98.08%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 2.24%			Lodging - 3.41%
BE Aerospace Inc (a)	77,920 $	2,291	Starwood Hotels & Resorts Worldwide Inc	46,325 $	2,245
			Wynn Resorts Ltd	14,100	1,236
Apparel - 4.12%					$ 3,481
Coach Inc	38,256	1,414	Machinery - Diversified - 2.62%
Deckers Outdoor Corp (a)	14,700	748	Cummins Inc	33,615	2,676
Under Armour Inc (a)	54,520	2,048
	$ 4,210		Mining - 2.42%
Automobile Parts & Equipment - 3.41%			Eldorado Gold Corp	63,590	1,036
BorgWarner Inc (a)	53,080	2,328	Silver Wheaton Corp (a)	37,670	710
Tenneco Inc (a)	41,830	1,155	Titanium Metals Corp (a)	32,800	726
	$ 3,483				$ 2,472
Banks - 2.09%			Oil & Gas - 4.96%
Capital One Financial Corp	50,442	2,135	Brigham Exploration Co (a)	111,901	1,932
			Denbury Resources Inc (a)	69,880	1,107
Beverages - 1.52%			Forest Oil Corp (a)	33,585	960
Green Mountain Coffee Roasters Inc (a)	50,565	1,557	Noble Energy Inc	15,945	1,069
					$ 5,068
Biotechnology - 2.19%			Oil & Gas Services - 2.44%
Illumina Inc (a)	50,025	2,243	Complete Production Services Inc (a)	48,600	936
			Core Laboratories NV	20,210	1,561
Chemicals - 2.75%					$ 2,497
Albemarle Corp	64,415	2,810	Pharmaceuticals - 5.50%
			Perrigo Co	21,485	1,203
Commercial Services - 4.50%			Salix Pharmaceuticals Ltd (a)	44,510	1,888
Alliance Data Systems Corp (a)	17,500	1,006	Shire PLC ADR	36,705	2,528
Gartner Inc (a)	53,240	1,340			$ 5,619
Hertz Global Holdings Inc (a)	104,430	1,226
			Retail - 7.75%
Pharmaceutical Product Development Inc	42,385	1,028	Chipotle Mexican Grill Inc (a)	12,962	1,917
	$ 4,600		Dress Barn Inc (a)	78,730	1,945
Computers - 6.44%			Panera Bread Co (a)	26,095	2,041
Cognizant Technology Solutions Corp (a)	31,725	1,731	Phillips-Van Heusen Corp	38,855	2,016
Lexmark International Inc (a)	28,930	1,063
NetApp Inc (a)	40,465	1,712			$ 7,919
(a)			Semiconductors - 2.79%
SanDisk Corp	47,475	2,074	Cree Inc (a)	40,320	2,856
	$ 6,580
Cosmetics & Personal Care - 1.64%			Software - 7.48%
Estee Lauder Cos Inc/The	26,982	1,680	Acxiom Corp (a)	97,555	1,496
			Cerner Corp (a)	12,632	978
Distribution & Wholesale - 2.12%			Citrix Systems Inc (a)	15,100	831
Fossil Inc (a)	54,632	2,163	Red Hat Inc (a)	31,100	1,000
			Salesforce.com Inc (a)	33,765	3,341
Electronics - 5.14%					$ 7,646
Dolby Laboratories Inc (a)	39,390	2,500
			Telecommunications - 0.31%
Gentex Corp	78,190	1,507	Atheros Communications Inc (a)	12,065	319
Plexus Corp (a)	42,739	1,248
	$ 5,255		Transportation - 2.70%
Food - 1.78%			CH Robinson Worldwide Inc	8,000	522
Whole Foods Market Inc (a)	47,918	1,819	Kansas City Southern (a)	61,020	2,239
					$ 2,761
Healthcare - Products - 5.07%			TOTAL COMMON STOCKS		$ 100,258
Edwards Lifesciences Corp (a)	30,129	1,741
Intuitive Surgical Inc (a)	6,248	2,052		Maturity
Thoratec Corp (a)	37,905	1,394		Amount
			REPURCHASE AGREEMENTS - 1.64%	(000's)	Value (000's)
	$ 5,187		Banks - 1.64%
Home Furnishings - 1.21%			Investment in Joint Trading Account; Bank of	$ 437	$ 437
Tempur-Pedic International Inc (a)	40,240	1,234
			America Repurchase Agreement; 0.19%
			dated 07/30/10 maturing 08/02/10
Internet - 6.60%			(collateralized by US Treasury Notes;
Baidu Inc/China ADR(a)	14,170	1,154
F5 Networks Inc (a)	49,623	4,358	$445,343; 1.38% - 3.63%; dated 05/15/12 -
MercadoLibre Inc (a)	16,800	1,016	08/15/19)
NetFlix Inc (a)	2,130	219	Investment in Joint Trading Account; Credit Suisse	385	385
			Repurchase Agreement; 0.20% dated
	$ 6,747		07/30/10 maturing 08/02/10 (collateralized by
Iron & Steel - 1.69%			US Treasury Note; $393,044; 2.00%; dated
Allegheny Technologies Inc	36,350	1,731	11/30/13)
			Investment in Joint Trading Account; Deutsche	437	437
Leisure Products & Services - 1.19%			Bank Repurchase Agreement; 0.19% dated
Polaris Industries Inc	20,420	1,219	07/30/10 maturing 08/02/10 (collateralized by
			Sovereign Agency Issues; $445,342; 0.00%;
			dated 08/11/10 - 01/24/11)
See accompanying notes			150

		Schedule of Investments
		MidCap Growth Fund
		July 31, 2010 (unaudited)

	Maturity
	Amount
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; Morgan	$ 416	$ 416
Stanley Repurchase Agreement; 0.20% dated
07/30/10 maturing 08/02/10 (collateralized by
Sovereign Agency Issues; $424,488; 3.00% -
6.88%; dated 09/15/10 - 07/28/14)
		$ 1,675
TOTAL REPURCHASE AGREEMENTS		$ 1,675
Total Investments		$ 101,933
Other Assets in Excess of Liabilities, Net - 0.28%		$ 285
TOTAL NET ASSETS - 100.00%		$ 102,218

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 12,530
Unrealized Depreciation		(2,798)
Net Unrealized Appreciation (Depreciation)		$ 9,732
Cost for federal income tax purposes		$ 92,201
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Cyclical		23.21%
Consumer, Non-cyclical		22.20%
Technology		16.71%
Industrial		12.70%
Energy		7.40%
Communications		6.91%
Basic Materials		6.86%
Financial		3.73%
Other Assets in Excess of Liabilities, Net		0.28%
TOTAL NET ASSETS		100.00%

See accompanying notes		151

Schedule of Investments
MidCap Growth Fund III
July 31, 2010 (unaudited)

COMMON STOCKS - 96.70%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.60%			Chemicals (continued)
Focus Media Holding Ltd ADR(a)	371,360 $	6,733	CF Industries Holdings Inc	10,636 $	864
Interpublic Group of Cos Inc (a)	91,160	833	Eastman Chemical Co	13,348	836
	$ 7,566		Ecolab Inc	202,623	9,910
Aerospace & Defense - 1.68%			FMC Corp	9,785	611
Alliant Techsystems Inc (a)	38,480	2,584	Huntsman Corp	28,900	303
Goodrich Corp	200,290	14,595	International Flavors & Fragrances Inc	62,394	2,832
L-3 Communications Holdings Inc	8,072	590	Lubrizol Corp	54,337	5,081
Rockwell Collins Inc	57,995	3,315	Minerals Technologies Inc	12,400	647
Spirit Aerosystems Holdings Inc (a)	4,415	90	NewMarket Corp	800	86
	$ 21,174		PPG Industries Inc	32,132	2,232
Airlines - 1.29%			RPM International Inc	48,049	902
Alaska Air Group Inc (a)	12,900	665	Sherwin-Williams Co/The	11,282	780
Allegiant Travel Co	18,050	801	Sigma-Aldrich Corp	23,800	1,335
Continental Airlines Inc (a)	408,721	10,226	Valspar Corp	236,780	7,437
Copa Holdings SA	5,359	277		$ 37,394
Delta Air Lines Inc (a)	186,008	2,210	Coal - 1.31%
Southwest Airlines Co	120,294	1,450	Alpha Natural Resources Inc (a)	155,361	5,955
UAL Corp (a)	23,973	569	Arch Coal Inc	21,434	508
	$ 16,198		Consol Energy Inc	19,461	729
Apparel - 1.37%			Walter Energy Inc	130,562	9,309
Coach Inc	342,293	12,654		$ 16,501
Hanesbrands Inc (a)	25,665	643	Commercial Services - 3.09%
Polo Ralph Lauren Corp	43,618	3,447	Aaron's Inc	11,187	203
VF Corp	3,360	267	Alliance Data Systems Corp (a)	10,385	597
Warnaco Group Inc/The (a)	5,200	217	Apollo Group Inc (a)	23,699	1,093
	$ 17,228		Capella Education Co (a)	5,300	492
Automobile Manufacturers - 0.23%			Career Education Corp (a)	24,955	610
Navistar International Corp (a)	22,087	1,142	Corinthian Colleges Inc (a)	33,600	306
Oshkosh Corp (a)	50,404	1,733	Corporate Executive Board Co	8,800	248
	$ 2,875		Corrections Corp of America (a)	5,485	107
Automobile Parts & Equipment - 1.05%			DeVry Inc	21,154	1,138
Autoliv Inc	26,897	1,544	Education Management Corp (a)	15,886	250
BorgWarner Inc (a)	221,559	9,718	Emergency Medical Services Corp (a)	7,897	353
Goodyear Tire & Rubber Co/The (a)	39,814	425	FTI Consulting Inc (a)	25,654	907
TRW Automotive Holdings Corp (a)	44,083	1,547	Gartner Inc (a)	19,742	497
	$ 13,234		Global Payments Inc	15,924	601
			Grand Canyon Education Inc (a)	1,300	32
Banks - 1.11%

Bank of Hawaii Corp	124,624	6,208	H&R Block Inc	113,983	1,787
Comerica Inc	201,450	7,727	Hewitt Associates Inc (a)	15,223	747
	$ 13,935		Hillenbrand Inc	16,640	368
			Iron Mountain Inc	34,972	828
Beverages - 1.97%			ITT Educational Services Inc (a)	17,666	1,426
Brown-Forman Corp	149,026	9,420	KAR Auction Services Inc (a)	4,882	62
Coca-Cola Enterprises Inc	38,050	1,092	Lender Processing Services Inc	25,406	812
Dr Pepper Snapple Group Inc	43,548	1,635	Monster Worldwide Inc (a)	53,000	727
Green Mountain Coffee Roasters Inc (a)	267,880	8,248
Hansen Natural Corp (a)	106,545	4,463	Moody's Corp	86,057	2,026
			Paychex Inc	53,226	1,383
	$ 24,858		Pharmaceutical Product Development Inc	17,472	424
Biotechnology - 2.39%			Quanta Services Inc (a)	306,410	6,582
Alexion Pharmaceuticals Inc (a)	200,899	10,921
Amylin Pharmaceuticals Inc (a)	75,010	1,419	Robert Half International Inc	24,799	624
(a)			RR Donnelley & Sons Co	96,421	1,627
Dendreon Corp	21,964	723	SAIC Inc (a)	50,485	840
Human Genome Sciences Inc (a)	235,270	6,103
Illumina Inc (a)	20,476	918	SEI Investments Co	27,921	536
(a)			Strayer Education Inc	2,592	621
Life Technologies Corp	41,184	1,770	SuccessFactors Inc (a)	285,960	5,808
Myriad Genetics Inc (a)	26,500	384
(a)			Towers Watson & Co	1,692	75
United Therapeutics Corp	117,032	5,722	Verisk Analytics Inc (a)	59,500	1,767
Vertex Pharmaceuticals Inc (a)	64,459	2,170
			Weight Watchers International Inc	9,025	247
	$ 30,130		Western Union Co/The	130,301	2,115
Building Materials - 0.68%				$ 38,866
Armstrong World Industries Inc (a)	565	21
			Computers - 3.96%
Lennox International Inc	29,600	1,293	CACI International Inc (a)	22,300	1,049
Martin Marietta Materials Inc	7,332	626	Cadence Design Systems Inc (a)	212,700	1,480
Masco Corp	29,050	299	Diebold Inc	3,949	113
Owens Corning Inc (a)	201,524	6,343
			DST Systems Inc	14,400	591
	$ 8,582		IHS Inc (a)	7,898	500
Chemicals - 2.97%			Lexmark International Inc (a)	11,200	412
Airgas Inc	13,537	884	MICROS Systems Inc (a)	87,814	3,141
Albemarle Corp	18,050	787	NCR Corp (a)	109,219	1,497
Ashland Inc	19,604	996	NetApp Inc (a)	524,578	22,190
Celanese Corp	31,024	871	Riverbed Technology Inc (a)	3,800	141
See accompanying notes			152

Schedule of Investments
MidCap Growth Fund III
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Computers (continued)			Electronics (continued)
SanDisk Corp (a)	217,975 $	9,526	Thomas & Betts Corp (a)	12,939 $	513
Seagate Technology (a)	280,169	3,516	Trimble Navigation Ltd (a)	19,842	563
Synopsys Inc (a)	75,200	1,642	Vishay Intertechnology Inc (a)	39,000	331
Teradata Corp (a)	36,922	1,174	Waters Corp (a)	148,407	9,521
Western Digital Corp (a)	110,460	2,915	Watts Water Technologies Inc	10,700	345
	$ 49,887			$ 30,846
Consumer Products - 0.73%			Energy - Alternate Sources - 0.09%
Avery Dennison Corp	31,493	1,129	First Solar Inc (a)	9,025	1,132
Church & Dwight Co Inc	41,378	2,742
Clorox Co	65,229	4,232	Engineering & Contruction - 0.35%
Scotts Miracle-Gro Co/The	12,664	611	Aecom Technology Corp (a)	8,462	204
Tupperware Brands Corp	12,127	478	Chicago Bridge & Iron Co NV (a)	10,999	248
	$ 9,192		Fluor Corp	38,021	1,836
Cosmetics & Personal Care - 0.57%			Jacobs Engineering Group Inc (a)	24,224	886
Alberto-Culver Co	11,777	344	KBR Inc	2,566	57
Avon Products Inc	70,597	2,198	McDermott International Inc (a)	34,691	815
Estee Lauder Cos Inc/The	74,217	4,620	Shaw Group Inc/The (a)	12,974	416
	$ 7,162			$ 4,462
Distribution & Wholesale - 1.26%			Entertainment - 0.10%
Fastenal Co	200,418	9,837	Bally Technologies Inc (a)	14,948	483
Fossil Inc (a)	14,101	558	International Game Technology	48,510	739
Ingram Micro Inc (a)	57,600	952		$ 1,222
LKQ Corp (a)	26,866	531	Environmental Control - 0.18%
WESCO International Inc (a)	7,967	287	Nalco Holding Co	26,330	642
WW Grainger Inc	32,666	3,659	Republic Services Inc	21,186	675
	$ 15,824		Stericycle Inc (a)	14,098	888
Diversified Financial Services - 3.33%				$ 2,205
Affiliated Managers Group Inc (a)	8,461	599	Food - 2.05%
Ameriprise Financial Inc	46,819	1,985	Campbell Soup Co	22,246	799
Discover Financial Services	30,100	460	ConAgra Foods Inc	67,267	1,580
Eaton Vance Corp	34,325	1,029	Hershey Co/The	199,559	9,379
Federated Investors Inc	16,861	358	HJ Heinz Co	21,153	941
IntercontinentalExchange Inc (a)	115,769	12,228	Hormel Foods Corp	23,100	991
Invesco Ltd	21,623	423	McCormick & Co Inc/MD	10,718	422
Lazard Ltd	14,947	443	Sara Lee Corp	93,072	1,377
NASDAQ OMX Group Inc/The (a)	36,567	712	United Natural Foods Inc (a)	8,100	273
NYSE Euronext	58,000	1,680	Whole Foods Market Inc (a)	263,515	10,005
Portfolio Recovery Associates Inc (a)	5,000	348		$ 25,767
T Rowe Price Group Inc	392,000	18,906	Forest Products & Paper - 0.22%
TD Ameritrade Holding Corp (a)	102,386	1,611	International Paper Co	82,324	1,992
Waddell & Reed Financial Inc	48,809	1,163	Plum Creek Timber Co Inc	12,692	455
	$ 41,945		Rayonier Inc	6,486	317
Electric - 0.23%				$ 2,764
Great Plains Energy Inc	37,600	675	Gas - 0.40%
ITC Holdings Corp	11,845	672	Questar Corp	297,640	4,896
Pinnacle West Capital Corp	21,900	834	Southern Union Co	7,400	167
TECO Energy Inc	41,000	670		$ 5,063
	$ 2,851		Hand & Machine Tools - 0.62%
Electrical Components & Equipment - 0.30%			Baldor Electric Co	3,900	149
AMETEK Inc	20,452	906	Lincoln Electric Holdings Inc	11,738	648
Energizer Holdings Inc (a)	3,400	209	Regal-Beloit Corp	27,043	1,645
General Cable Corp (a)	13,076	347	Stanley Black & Decker Inc	92,860	5,388
Hubbell Inc	48,452	2,286		$ 7,830
	$ 3,748		Healthcare - Products - 4.63%
Electronics - 2.45%			CareFusion Corp (a)	133,307	2,809
Agilent Technologies Inc (a)	56,723	1,584	Cooper Cos Inc/The	2,256	88
Amphenol Corp	31,870	1,428	CR Bard Inc	20,455	1,607
Arrow Electronics Inc (a)	14,640	363	DENTSPLY International Inc	27,922	838
AVX Corp	65,425	922	Edwards Lifesciences Corp (a)	140,292	8,109
Benchmark Electronics Inc (a)	49,500	827	Gen-Probe Inc (a)	13,675	615
Coherent Inc (a)	17,900	663	Henry Schein Inc (a)	186,798	9,805
Dolby Laboratories Inc (a)	112,644	7,150	Hill-Rom Holdings Inc	53,883	1,780
FLIR Systems Inc (a)	29,204	869	Hologic Inc (a)	25,200	356
Garmin Ltd	26,405	752	Hospira Inc (a)	83,645	4,358
Gentex Corp	22,865	441	IDEXX Laboratories Inc (a)	11,241	660
Itron Inc (a)	18,400	1,197	Integra LifeSciences Holdings Corp (a)	8,500	307
Jabil Circuit Inc	34,408	499	Intuitive Surgical Inc (a)	45,545	14,955
Mettler-Toledo International Inc (a)	8,366	977	Kinetic Concepts Inc (a)	33,045	1,174
National Instruments Corp	14,900	475	Patterson Cos Inc	81,442	2,173
PerkinElmer Inc	73,283	1,426	ResMed Inc (a)	12,403	815

See accompanying notes			153

Schedule of Investments
MidCap Growth Fund III
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Products (continued)			Leisure Products & Services (continued)
Sirona Dental Systems Inc (a)	23,420 $	721	WMS Industries Inc (a)	260,397 $	10,027
Teleflex Inc	20,216	1,145		$ 11,072
Thoratec Corp (a)	106,475	3,916	Lodging - 2.62%
Varian Medical Systems Inc (a)	23,692	1,308	Marriott International Inc/DE	50,554	1,714
Zimmer Holdings Inc (a)	13,400	710	Starwood Hotels & Resorts Worldwide Inc	346,722	16,799
	$ 58,249		Wyndham Worldwide Corp	18,700	478
Healthcare - Services - 2.12%			Wynn Resorts Ltd	158,899	13,932
AMERIGROUP Corp (a)	4,900	175		$ 32,923
Community Health Systems Inc (a)	17,768	576	Machinery - Construction & Mining - 1.23%
Covance Inc (a)	10,488	407	Bucyrus International Inc	38,897	2,420
DaVita Inc (a)	128,362	7,358	Joy Global Inc	220,902	13,115
Health Management Associates Inc (a)	68,003	487		$ 15,535
Humana Inc (a)	21,910	1,030	Machinery - Diversified - 1.95%
Laboratory Corp of America Holdings (a)	39,012	2,847	Cummins Inc	199,138	15,854
Lincare Holdings Inc	27,395	651	Flowserve Corp	9,026	895
Mednax Inc (a)	12,245	577	Gardner Denver Inc	13,255	673
Molina Healthcare Inc (a)	4,900	146	Graco Inc	25,100	792
Quest Diagnostics Inc	57,338	2,694	IDEX Corp	66,869	2,151
Tenet Healthcare Corp (a)	89,975	414	Manitowoc Co Inc/The	36,190	375
Universal Health Services Inc	260,884	9,384	Rockwell Automation Inc	27,075	1,466
	$ 26,746		Roper Industries Inc	15,230	952
Home Builders - 0.10%			Wabtec Corp/DE	1,975	88
NVR Inc (a)	1,928	1,208	Zebra Technologies Corp (a)	45,326	1,244
				$ 24,490
Home Furnishings - 0.27%			Media - 1.05%
Harman International Industries Inc (a)	40,000	1,216	CBS Corp	21,716	321
Tempur-Pedic International Inc (a)	19,460	597	Discovery Communications Inc - A Shares (a)	33,844	1,307
Whirlpool Corp	18,604	1,550	Factset Research Systems Inc	76,001	5,701
	$ 3,363		John Wiley & Sons Inc	39,648	1,561
Housewares - 0.04%			McGraw-Hill Cos Inc/The	90,106	2,765
Toro Co	9,026	470	Meredith Corp	4,218	134
			Scripps Networks Interactive	17,204	733
Insurance - 0.86%			Sirius XM Radio Inc (a)	633,174	652
Arch Capital Group Ltd (a)	17,146	1,342		$ 13,174
Arthur J Gallagher & Co	7,051	179	Metal Fabrication & Hardware - 0.34%
Axis Capital Holdings Ltd	62,925	1,962	Timken Co	95,004	3,193
Brown & Brown Inc	59,859	1,199	Valmont Industries Inc	14,824	1,054
Endurance Specialty Holdings Ltd	42,511	1,640		$ 4,247
Erie Indemnity Co	5,741	281	Mining - 0.53%
Genworth Financial Inc (a)	24,256	329
			Compass Minerals International Inc	15,200	1,075
Hartford Financial Services Group Inc	19,683	461	Silver Wheaton Corp (a)	271,830	5,124
Marsh & McLennan Cos Inc	91,585	2,154	Titanium Metals Corp (a)	23,127	512
Reinsurance Group of America Inc	15,900	763		$ 6,711
Validus Holdings Ltd	21,945	545	Miscellaneous Manufacturing - 1.52%
	$ 10,855		Carlisle Cos Inc	35,770	1,205
Internet - 5.21%			Cooper Industries PLC	31,870	1,439
Akamai Technologies Inc (a)	146,244	5,610
Ctrip.com International Ltd ADR(a)	120,140	4,837	Donaldson Co Inc	31,865	1,512
Equinix Inc (a)	28,753	2,689	Dover Corp	22,564	1,082
			Eaton Corp	8,461	664
Expedia Inc	56,746	1,287	Harsco Corp	22,700	526
F5 Networks Inc (a)	274,947	24,148
GSI Commerce Inc (a)	242,720	5,466	ITT Corp	11,286	532
IAC/InterActiveCorp (a)	85,100	2,128	Pall Corp	23,339	892
McAfee Inc (a)	87,992	2,913	Parker Hannifin Corp	126,503	7,859
MercadoLibre Inc (a)	58,400	3,533	Pentair Inc	24,900	851
NetFlix Inc (a)	28,337	2,906	Textron Inc	122,393	2,541
Priceline.com Inc (a)	9,025	2,025		$ 19,103
Symantec Corp (a)	66,100	857	Office & Business Equipment - 0.05%
VeriSign Inc (a)	256,427	7,218	Pitney Bowes Inc	28,203	688
	$ 65,617		Oil & Gas - 3.83%
Iron & Steel - 1.42%			Atwood Oceanics Inc (a)	3,103	84
Allegheny Technologies Inc	16,076	765	Cimarex Energy Co	147,554	10,162
Carpenter Technology Corp	35,445	1,239	Concho Resources Inc/Midland TX (a)	154,594	9,273
Cliffs Natural Resources Inc	140,733	7,962	Continental Resources Inc/OK (a)	7,691	350
Reliance Steel & Aluminum Co	35,056	1,377	Diamond Offshore Drilling Inc	5,923	352
Schnitzer Steel Industries Inc	5,200	238	EQT Corp	23,823	874
United States Steel Corp	140,660	6,235	EXCO Resources Inc	21,200	308
	$ 17,816		Holly Corp	47,408	1,267
Leisure Products & Services - 0.88%			Mariner Energy Inc (a)	1,975	47
Harley-Davidson Inc	38,357	1,045	Murphy Oil Corp	39,519	2,164

See accompanying notes			154

Schedule of Investments
MidCap Growth Fund III
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas (continued)			Retail (continued)
Nabors Industries Ltd (a)	30,742 $	566	AutoZone Inc (a)	5,185 $	1,097
Noble Corp	5,143	167	Bed Bath & Beyond Inc (a)	118,803	4,500
Petrohawk Energy Corp (a)	34,973	551	Big Lots Inc (a)	42,112	1,444
Pride International Inc (a)	75,015	1,785	BJ's Wholesale Club Inc (a)	35,900	1,635
QEP Resources Inc (a)	151,810	5,225	Brinker International Inc	23,974	377
Quicksilver Resources Inc (a)	1,975	25	CarMax Inc (a)	41,664	879
Range Resources Corp	141,960	5,270	Chico's FAS Inc	45,914	430
Rowan Cos Inc (a)	64,204	1,622	Chipotle Mexican Grill Inc (a)	18,515	2,739
SM Energy Co	38,163	1,581	Copart Inc (a)	31,291	1,140
Ultra Petroleum Corp (a)	24,819	1,052	Darden Restaurants Inc	32,193	1,348
Whiting Petroleum Corp (a)	62,576	5,506	Dick's Sporting Goods Inc (a)	186,627	4,911
	$ 48,231		Dollar Tree Inc (a)	263,522	11,680
Oil & Gas Services - 0.96%			Family Dollar Stores Inc	79,453	3,285
Cameron International Corp (a)	164,530	6,513	GameStop Corp (a)	9,400	188
Core Laboratories NV	7,332	566	Guess? Inc	254,286	9,078
Dresser-Rand Group Inc (a)	57,024	2,122	hhgregg Inc (a)	160,910	3,265
Exterran Holdings Inc (a)	1,693	45	Hibbett Sports Inc (a)	8,300	220
FMC Technologies Inc (a)	19,890	1,259	J Crew Group Inc (a)	42,148	1,502
Oil States International Inc (a)	16,000	735	Ltd Brands Inc	51,048	1,309
Weatherford International Ltd (a)	55,843	905	Macy's Inc	11,281	210
	$ 12,145		MSC Industrial Direct Co	12,037	606
Packaging & Containers - 0.24%			Nordstrom Inc	293,999	9,996
Ball Corp	5,345	311	Office Depot Inc (a)	47,600	206
Crown Holdings Inc (a)	61,012	1,698	O'Reilly Automotive Inc (a)	22,132	1,091
Owens-Illinois Inc (a)	13,820	382	Panera Bread Co (a)	33,897	2,651
Pactiv Corp (a)	17,983	547	PetSmart Inc	23,356	725
Temple-Inland Inc	5,358	108	PF Chang's China Bistro Inc	18,300	758
	$ 3,046		Phillips-Van Heusen Corp	10,717	556
Pharmaceuticals - 2.86%			Ross Stores Inc	78,676	4,143
AmerisourceBergen Corp	239,669	7,183	Tiffany & Co	86,555	3,641
BioMarin Pharmaceutical Inc (a)	60,700	1,326	Tractor Supply Co	15,271	1,061
			Urban Outfitters Inc (a)	397,921	12,797
Biovail Corp	239,300	5,238
Cardinal Health Inc	7,900	255	Wendy's/Arby's Group Inc	124,900	545
Cephalon Inc (a)	20,400	1,158	Williams-Sonoma Inc	50,332	1,345
Herbalife Ltd	39,036	1,938		$ 102,122
Impax Laboratories Inc (a)	5,200	85	Savings & Loans - 0.01%
Mead Johnson Nutrition Co	206,142	10,954	Hudson City Bancorp Inc	10,718	133
Mylan Inc/PA (a)	215,138	3,744
Omnicare Inc	58,719	1,445	Semiconductors - 7.34%
Perrigo Co	20,070	1,125	Advanced Micro Devices Inc (a)	329,949	2,471
SXC Health Solutions Corp (a)	8,440	573	Altera Corp	55,218	1,531
Valeant Pharmaceuticals International (a)	9,310	524	Analog Devices Inc	54,808	1,628
VCA Antech Inc (a)	23,694	494	ASML Holding NV	233,620	7,520
	$ 36,042		Atmel Corp (a)	111,122	581
			Avago Technologies Ltd (a)	28,485	620
Pipelines - 0.03%
El Paso Corp	34,973	431	Broadcom Corp	295,640	10,652
			Cree Inc (a)	114,048	8,079
Real Estate - 0.94%			Fairchild Semiconductor International Inc (a)	32,500	295
CB Richard Ellis Group Inc (a)	581,127	9,879	Integrated Device Technology Inc (a)	114,800	667
Jones Lang LaSalle Inc	25,815	2,000	KLA-Tencor Corp	19,300	611
			Lam Research Corp (a)	318,967	13,457
	$ 11,879
REITS - 1.34%			Linear Technology Corp	59,645	1,902
			Marvell Technology Group Ltd (a)	189,281	2,825
AMB Property Corp	4,230	106
Apartment Investment & Management Co	15,512	333	Maxim Integrated Products Inc	191,743	3,362
Digital Realty Trust Inc	170,447	10,776	Microchip Technology Inc	34,917	1,063
			Micron Technology Inc (a)	582,501	4,240
Equity Residential	4,794	220	National Semiconductor Corp	39,768	549

Essex Property Trust Inc	11,802	1,241	Netlogic Microsystems Inc (a)	309,108	9,137
Federal Realty Investment Trust	17,668	1,381	Novellus Systems Inc (a)	23,483	627
General Growth Properties Inc	32,998	459	NVIDIA Corp (a)	338,837	3,113
Hospitality Properties Trust	40,500	828	ON Semiconductor Corp (a)	83,654	565
ProLogis	50,500	548	QLogic Corp (a)	76,139	1,212
UDR Inc	2,949	62	Rambus Inc (a)	28,203	554
Ventas Inc	11,563	587	Rovi Corp (a)	16,641	741
Vornado Realty Trust	3,948	327	Skyworks Solutions Inc (a)	32,716	574
	$ 16,868		Teradyne Inc (a)	48,033	517
Retail - 8.11%			Varian Semiconductor Equipment Associates Inc	421,676	11,917
Abercrombie & Fitch Co	224,170	8,281	(a)
Advance Auto Parts Inc	27,049	1,448
Aeropostale Inc (a)	30,399	865	Xilinx Inc	51,581	1,440
American Eagle Outfitters Inc	13,820	170		$ 92,450

See accompanying notes			155

Schedule of Investments
MidCap Growth Fund III
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Maturity
Software - 5.34%				Amount
Activision Blizzard Inc	70,200 $	834	REPURCHASE AGREEMENTS - 1.77%	(000's)	Value (000's)
Allscripts-Misys Healthcare Solutions Inc (a)	17,335	289	Banks - 1.77%
ANSYS Inc (a)	17,486	786	Investment in Joint Trading Account; Bank of	$ 5,813	$ 5,813
Autodesk Inc (a)	119,328	3,525	America Repurchase Agreement; 0.19%
BMC Software Inc (a)	81,344	2,894	dated 07/30/10 maturing 08/02/10
Broadridge Financial Solutions Inc	24,376	495	(collateralized by US Treasury Notes;
CA Inc	228,079	4,462	$5,929,646; 1.38% - 3.63%; dated 05/15/12 -
Cerner Corp (a)	104,205	8,070	08/15/19)
Citrix Systems Inc (a)	66,500	3,659	Investment in Joint Trading Account; Credit Suisse	5,131	5,131
Compuware Corp (a)	34,126	279	Repurchase Agreement; 0.20% dated
Dun & Bradstreet Corp	10,099	690	07/30/10 maturing 08/02/10 (collateralized by
Electronic Arts Inc (a)	178,886	2,850	US Treasury Note; $5,233,302; 2.00%; dated
Emdeon Inc (a)	33,908	424	11/30/13)
Fidelity National Information Services Inc	120,760	3,462	Investment in Joint Trading Account; Deutsche	5,813	5,814
Fiserv Inc (a)	45,541	2,282	Bank Repurchase Agreement; 0.19% dated
Informatica Corp (a)	24,819	748	07/30/10 maturing 08/02/10 (collateralized by
Intuit Inc (a)	99,234	3,945	Sovereign Agency Issues; $5,929,646; 0.00%;
MSCI Inc (a)	195,210	6,299	dated 08/11/10 - 01/24/11)
Nuance Communications Inc (a)	36,946	610	Investment in Joint Trading Account; Morgan	5,541	5,541
Red Hat Inc (a)	37,431	1,203	Stanley Repurchase Agreement; 0.20% dated
Salesforce.com Inc (a)	180,032	17,814	07/30/10 maturing 08/02/10 (collateralized by
Solera Holdings Inc	11,448	435	Sovereign Agency Issues; $5,651,967; 3.00%
VeriFone Systems Inc (a)	54,600	1,195	- 6.88%; dated 09/15/10 - 07/28/14)
	$ 67,250				$ 22,299
Telecommunications - 2.91%			TOTAL REPURCHASE AGREEMENTS		$ 22,299
Amdocs Ltd (a)	67,112	1,834	Total Investments		$ 1,239,670
Arris Group Inc (a)	83,900	782	Other Assets in Excess of Liabilities, Net - 1.53%		$ 19,263
Aruba Networks Inc (a)	311,530	5,290	TOTAL NET ASSETS - 100.00%		$ 1,258,933
Atheros Communications Inc (a)	127,330	3,367
Ciena Corp (a)	47,900	627
Crown Castle International Corp (a)	337,359	13,329	(a) Non-Income Producing Security
Frontier Communications Corp	70,131	536
Harris Corp	23,973	1,068
JDS Uniphase Corp (a)	140,587	1,525
MetroPCS Communications Inc (a)	32,435	290	Unrealized Appreciation (Depreciation)
NeuStar Inc (a)	20,581	478	The net federal income tax unrealized appreciation (depreciation) and federal tax
NII Holdings Inc (a)	78,377	2,935	cost of investments held as of the period end were as follows:
Polycom Inc (a)	15,794	469
RF Micro Devices Inc (a)	102,900	429	Unrealized Appreciation		$ 207,094
SBA Communications Corp (a)	19,179	694	Unrealized Depreciation		(39,150)
tw telecom inc (a)	120,173	2,274	Net Unrealized Appreciation (Depreciation)		$ 167,944
			Cost for federal income tax purposes		$ 1,071,726
Windstream Corp	56,519	644	All dollar amounts are shown in thousands (000's)
	$ 36,571
Textiles - 0.03%			Portfolio Summary (unaudited)
Cintas Corp	15,600	413	Sector		Percent
			Consumer, Non-cyclical		20.41%
Toys, Games & Hobbies - 0.15%			Consumer, Cyclical		17.50%
Hasbro Inc	24,819	1,046	Technology		16.69%
Mattel Inc	40,332	854	Industrial		12.75%
	$ 1,900		Communications		9.77%
Transportation - 1.21%			Financial		9.36%
Canadian Pacific Railway Ltd	114,890	6,878	Energy		6.22%
CH Robinson Worldwide Inc	27,664	1,804	Basic Materials		5.14%
Expeditors International of Washington Inc	35,273	1,504	Utilities		0.63%
Frontline Ltd/Bermuda	11,563	354	Other Assets in Excess of Liabilities, Net		1.53%
JB Hunt Transport Services Inc	14,542	516	TOTAL NET ASSETS		100.00%
Kansas City Southern (a)	38,058	1,396
Kirby Corp (a)	3,269	126
Landstar System Inc	13,537	549
Ryder System Inc	7,615	333
UTI Worldwide Inc	117,845	1,722
	$ 15,182
TOTAL COMMON STOCKS	$ 1,217,371

See accompanying notes			156

Schedule of Investments
MidCap Growth Fund III
July 31, 2010 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts		Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P Mid 400 eMini; September 2010	Long	542	$ 40,710		$ 41,127	$ 417
						$ 417
All dollar amounts are shown in thousands (000's)

See accompanying notes			157

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2010 (unaudited)

COMMON STOCKS - 98.18%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.20%			Chemicals (continued)
Harte-Hanks Inc	12,133 $	137	Lubrizol Corp	21,684 $	2,027
Lamar Advertising Co (a)	17,013	465	Minerals Technologies Inc	5,975	312
	$ 602		NewMarket Corp	3,682	395
Aerospace & Defense - 0.54%			Olin Corp	25,071	509
Alliant Techsystems Inc (a)	10,506	706	RPM International Inc	41,211	773
BE Aerospace Inc (a)	32,492	955	Sensient Technologies Corp	15,740	464
	$ 1,661		Valspar Corp	31,556	991
Agriculture - 0.11%				$ 9,715
Universal Corp/VA	7,682	341	Coal - 0.49%
			Arch Coal Inc	51,649	1,224
Airlines - 0.40%			Patriot Coal Corp (a)	23,974	289
AirTran Holdings Inc (a)	42,997	207		$ 1,513
Alaska Air Group Inc (a)	11,370	587	Commercial Services - 5.52%
JetBlue Airways Corp (a)	66,126	425	Aaron's Inc	25,903	470
	$ 1,219		Alliance Data Systems Corp (a)	16,960	975
Apparel - 0.67%			Career Education Corp (a)	21,068	515
Hanesbrands Inc (a)	30,388	761	Convergys Corp (a)	39,313	439
Timberland Co/The (a)	13,630	240	CoreLogic Inc	33,084	663
Under Armour Inc (a)	12,086	454	Corinthian Colleges Inc (a)	28,014	255
Warnaco Group Inc/The (a)	14,117	590	Corporate Executive Board Co	10,891	307
	$ 2,045		Corrections Corp of America (a)	36,156	707
Automobile Manufacturers - 0.32%			Deluxe Corp	16,320	336
Oshkosh Corp (a)	28,536	981	FTI Consulting Inc (a)	14,932	528
			Gartner Inc (a)	19,263	485
Automobile Parts & Equipment - 0.54%			Global Payments Inc	25,942	979
BorgWarner Inc (a)	37,423	1,641	Hewitt Associates Inc (a)	26,330	1,293
			ITT Educational Services Inc (a)	9,222	745
Banks - 3.70%			Korn/Ferry International (a)	14,625	205
Associated Banc-Corp	54,969	747	Lender Processing Services Inc	30,142	963
BancorpSouth Inc	23,352	342	Manpower Inc	26,027	1,249
Bank of Hawaii Corp	15,272	761	Navigant Consulting Inc (a)	16,085	158
Cathay General Bancorp	24,958	293	Pharmaceutical Product Development Inc	37,677	914
City National Corp/CA	13,864	786	Rent-A-Center Inc/TX	20,919	460
Commerce Bancshares Inc	23,349	914	Rollins Inc	13,894	303
Cullen/Frost Bankers Inc	19,246	1,063	SEI Investments Co	41,042	787
FirstMerit Corp	34,258	675	Service Corp International/US	81,007	690
Fulton Financial Corp	63,068	575	Sotheby's	21,308	578
International Bancshares Corp	16,454	285	Strayer Education Inc	4,423	1,059
PacWest Bancorp	9,877	207	Towers Watson & Co	13,365	595
Prosperity Bancshares Inc	14,819	502	United Rentals Inc (a)	19,214	253
SVB Financial Group (a)	13,269	573		$ 16,911
Synovus Financial Corp	248,937	652	Computers - 1.84%
TCF Financial Corp	39,317	623	Cadence Design Systems Inc (a)	85,922	598
Trustmark Corp	18,070	398	Diebold Inc	20,964	600
Valley National Bancorp	51,168	742	DST Systems Inc	11,731	482
Webster Financial Corp	21,204	395	Jack Henry & Associates Inc	27,125	689
Westamerica Bancorporation	9,322	501	Mentor Graphics Corp (a)	33,960	327
Wilmington Trust Corp	28,991	294	MICROS Systems Inc (a)	25,528	914
	$ 11,328		NCR Corp (a)	50,958	698
Beverages - 0.65%			SRA International Inc (a)	13,734	305
Green Mountain Coffee Roasters Inc (a)	33,461	1,030	Synopsys Inc (a)	47,038	1,027
Hansen Natural Corp (a)	22,575	946		$ 5,640
	$ 1,976		Consumer Products - 1.06%
Biotechnology - 1.35%			American Greetings Corp	12,565	258
Bio-Rad Laboratories Inc (a)	6,142	545	Church & Dwight Co Inc	22,533	1,493
Charles River Laboratories International Inc (a)	21,041	654	Scotts Miracle-Gro Co/The	14,455	697
United Therapeutics Corp (a)	15,625	764	Tupperware Brands Corp	20,083	791
Vertex Pharmaceuticals Inc (a)	64,278	2,164		$ 3,239
	$ 4,127		Cosmetics & Personal Care - 0.26%
Building Materials - 0.72%			Alberto-Culver Co	27,242	797
Lennox International Inc	15,429	674
Louisiana-Pacific Corp (a)	40,311	294	Distribution & Wholesale - 0.95%
Martin Marietta Materials Inc	14,443	1,233	Fossil Inc (a)	15,421	611
	$ 2,201		Ingram Micro Inc (a)	52,577	869
			LKQ Corp (a)	45,407	898
Chemicals - 3.17%
Albemarle Corp	29,054	1,267	Owens & Minor Inc	20,058	545
Ashland Inc	24,955	1,269		$ 2,923
Cabot Corp	20,780	613	Diversified Financial Services - 1.89%
Cytec Industries Inc	15,565	777	Affiliated Managers Group Inc (a)	14,162	1,003
Intrepid Potash Inc (a)	13,129	318	AmeriCredit Corp (a)	30,798	742

See accompanying notes			158

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Diversified Financial Services (continued)			Forest Products & Paper (continued)
Eaton Vance Corp	37,689 $	1,129	Rayonier Inc	25,489 $	1,244
Greenhill & Co Inc	6,800	463		$ 1,715
Jefferies Group Inc	38,750	957	Gas - 2.62%
Raymond James Financial Inc	31,611	843	AGL Resources Inc	24,747	940
Waddell & Reed Financial Inc	27,470	655	Atmos Energy Corp	29,610	859
	$ 5,792		Energen Corp	22,851	1,016
Electric - 3.60%			National Fuel Gas Co	26,042	1,251
Alliant Energy Corp	35,213	1,217	Questar Corp	55,660	916
Black Hills Corp	12,453	397	Southern Union Co	39,569	893
Cleco Corp	19,291	551	UGI Corp	34,707	936
DPL Inc	37,810	957	Vectren Corp	25,810	639
Dynegy Inc (a)	32,134	114	WGL Holdings Inc	16,100	581
Great Plains Energy Inc	43,087	773		$ 8,031
Hawaiian Electric Industries Inc	29,619	698	Hand & Machine Tools - 0.72%
IDACORP Inc	15,290	538	Kennametal Inc	25,982	712
MDU Resources Group Inc	59,805	1,181	Lincoln Electric Holdings Inc	13,538	748
NSTAR	33,953	1,262	Regal-Beloit Corp	12,239	744
NV Energy Inc	74,685	948		$ 2,204
OGE Energy Corp	30,900	1,225	Healthcare - Products - 4.61%
PNM Resources Inc	27,552	326	Affymetrix Inc (a)	22,518	110
Westar Energy Inc	35,166	840	Beckman Coulter Inc	22,285	1,021
	$ 11,027		Edwards Lifesciences Corp (a)	36,021	2,082
Electrical Components & Equipment - 1.23%			Gen-Probe Inc (a)	15,771	709
AMETEK Inc	33,809	1,497	Henry Schein Inc (a)	29,048	1,525
Energizer Holdings Inc (a)	22,264	1,370	Hill-Rom Holdings Inc	20,065	663
Hubbell Inc	19,077	900	Hologic Inc (a)	82,361	1,165
	$ 3,767		IDEXX Laboratories Inc (a)	18,327	1,077
Electronics - 2.98%			Immucor Inc (a)	22,215	427
Arrow Electronics Inc (a)	38,284	949	Kinetic Concepts Inc (a)	19,827	704
Avnet Inc (a)	48,264	1,214	Masimo Corp	16,817	388
Gentex Corp	44,337	854	ResMed Inc (a)	24,104	1,583
Itron Inc (a)	12,812	834	STERIS Corp	18,838	599
Mettler-Toledo International Inc (a)	10,695	1,249	Techne Corp	11,853	692
National Instruments Corp	17,990	574	Teleflex Inc	12,688	719
Tech Data Corp (a)	16,124	638	Thoratec Corp (a)	18,224	670
Thomas & Betts Corp (a)	16,783	665		$ 14,134
Trimble Navigation Ltd (a)	38,560	1,094	Healthcare - Services - 2.39%
Vishay Intertechnology Inc (a)	59,332	504	Community Health Systems Inc (a)	30,161	978
Woodward Governor Co	18,067	546	Covance Inc (a)	20,559	797
	$ 9,121		Health Management Associates Inc (a)	79,579	570
Engineering & Contruction - 1.37%			Health Net Inc (a)	31,594	744
Aecom Technology Corp (a)	36,460	880	Kindred Healthcare Inc (a)	12,551	167
Granite Construction Inc	10,731	249	LifePoint Hospitals Inc (a)	17,573	543
KBR Inc	51,051	1,143	Lincare Holdings Inc	31,592	751
Shaw Group Inc/The (a)	26,806	859	Mednax Inc (a)	14,974	706
URS Corp (a)	26,326	1,063	Psychiatric Solutions Inc (a)	18,174	602
	$ 4,194		Universal Health Services Inc	30,873	1,110
Entertainment - 0.59%			WellCare Health Plans Inc (a)	13,476	348
Bally Technologies Inc (a)	17,555	567		$ 7,316
DreamWorks Animation SKG Inc (a)	24,150	752	Home Builders - 1.04%
International Speedway Corp	9,685	251	KB Home	23,505	267
Scientific Games Corp (a)	20,941	222	MDC Holdings Inc	11,988	349
	$ 1,792		NVR Inc (a)	1,960	1,228
Environmental Control - 0.54%			Ryland Group Inc	14,004	229
Clean Harbors Inc (a)	7,268	459	Thor Industries Inc	12,433	346
Mine Safety Appliances Co	9,641	242	Toll Brothers Inc (a)	44,704	776
Waste Connections Inc (a)	24,678	942		$ 3,195
	$ 1,643		Insurance - 4.30%
Food - 1.33%			American Financial Group Inc/OH	24,039	708
Corn Products International Inc	23,919	797	Arthur J Gallagher & Co	32,933	837
Flowers Foods Inc	24,498	593	Brown & Brown Inc	37,506	751
Lancaster Colony Corp	6,196	322	Everest Re Group Ltd	18,731	1,454
Ralcorp Holdings Inc (a)	17,450	1,019	Fidelity National Financial Inc	73,013	1,078
Ruddick Corp	13,026	462	First American Financial Corp	32,900	485
Smithfield Foods Inc (a)	46,919	669	Hanover Insurance Group Inc/The	14,256	625
Tootsie Roll Industries Inc	8,570	216	HCC Insurance Holdings Inc	36,557	955
	$ 4,078		Mercury General Corp	11,320	488
Forest Products & Paper - 0.56%			Old Republic International Corp	76,621	959
Potlatch Corp	12,701	471	Protective Life Corp	27,212	612
			Reinsurance Group of America Inc	23,252	1,116

See accompanying notes			159

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Insurance (continued)			Office Furnishings (continued)
StanCorp Financial Group Inc	15,054 $	567	HNI Corp	14,374 $	371
Transatlantic Holdings Inc	20,444	977		$ 683
Unitrin Inc	15,886	442	Oil & Gas - 3.84%
WR Berkley Corp	40,838	1,103	Atwood Oceanics Inc (a)	18,023	490
	$ 13,157		Bill Barrett Corp (a)	12,411	439
Internet - 2.28%			Cimarex Energy Co	26,666	1,837
AOL Inc (a)	33,926	710	Comstock Resources Inc (a)	15,018	380
Digital River Inc (a)	12,595	331	Forest Oil Corp (a)	35,746	1,022
Equinix Inc (a)	14,423	1,348	Frontier Oil Corp	33,632	413
F5 Networks Inc (a)	25,478	2,238	Mariner Energy Inc (a)	32,810	784
NetFlix Inc (a)	13,124	1,346	Newfield Exploration Co (a)	42,406	2,267
TIBCO Software Inc (a)	52,814	716	Patterson-UTI Energy Inc	48,909	804
ValueClick Inc (a)	25,852	283	Plains Exploration & Production Co (a)	44,536	1,004
	$ 6,972		Pride International Inc (a)	55,827	1,328
Investment Companies - 0.20%			Quicksilver Resources Inc (a)	37,891	477
Apollo Investment Corp	61,621	622	Unit Corp (a)	12,926	529
				$ 11,774
Iron & Steel - 0.74%			Oil & Gas Services - 0.73%
Carpenter Technology Corp	13,980	488	Exterran Holdings Inc (a)	20,070	535
Reliance Steel & Aluminum Co	20,521	806	Helix Energy Solutions Group Inc (a)	29,250	275
Steel Dynamics Inc	68,834	986	Oceaneering International Inc (a)	17,529	868
	$ 2,280		Superior Energy Services Inc (a)	24,979	569
Leisure Products & Services - 0.37%				$ 2,247
Life Time Fitness Inc (a)	13,273	483	Packaging & Containers - 1.41%
WMS Industries Inc (a)	16,581	638	Greif Inc	10,928	652
	$ 1,121		Packaging Corp of America	32,794	787
Lodging - 0.05%			Rock-Tenn Co	12,380	659
Boyd Gaming Corp (a)	17,527	148	Silgan Holdings Inc	17,059	485
			Sonoco Products Co	31,913	1,043
Machinery - Construction & Mining - 1.38%			Temple-Inland Inc	34,198	686
Bucyrus International Inc	25,750	1,602		$ 4,312
Joy Global Inc	32,799	1,948	Pharmaceuticals - 2.13%
Terex Corp (a)	34,555	682	Endo Pharmaceuticals Holdings Inc (a)	36,960	888
	$ 4,232		Medicis Pharmaceutical Corp	18,516	469
Machinery - Diversified - 1.69%			NBTY Inc (a)	20,157	1,086
AGCO Corp (a)	29,573	1,028	Omnicare Inc	38,210	941
Gardner Denver Inc	16,556	840	Perrigo Co	25,574	1,432
Graco Inc	19,265	608	Valeant Pharmaceuticals International (a)	19,972	1,125
IDEX Corp	25,820	831	VCA Antech Inc (a)	27,326	570
Nordson Corp	10,847	684		$ 6,511
Wabtec Corp/DE	15,252	680	Publicly Traded Investment Fund - 0.66%
Zebra Technologies Corp (a)	18,352	504	iShares S&P MidCap 400 Index Fund	26,785	2,033
	$ 5,175
Media - 0.57%			Real Estate - 0.34%
Factset Research Systems Inc	13,197	990	Jones Lang LaSalle Inc	13,363	1,035
John Wiley & Sons Inc	13,770	542
Scholastic Corp	8,140	206	REITS - 7.24%
	$ 1,738		Alexandria Real Estate Equities Inc	14,082	994
Metal Fabrication & Hardware - 0.69%			AMB Property Corp	53,460	1,334
Commercial Metals Co	36,300	522	BRE Properties Inc	19,768	820
Timken Co	25,239	849	Camden Property Trust	20,933	953
Valmont Industries Inc	6,360	452	Corporate Office Properties Trust SBI MD	18,733	703
Worthington Industries Inc	19,399	278	Cousins Properties Inc	32,576	223
	$ 2,101		Duke Realty Corp	78,620	940
Miscellaneous Manufacturing - 2.50%			Equity One Inc	11,173	190
Acuity Brands Inc	13,826	582	Essex Property Trust Inc	9,569	1,006
Aptargroup Inc	21,580	929	Federal Realty Investment Trust	19,504	1,525
Brink's Co/The	15,226	333	Highwoods Properties Inc	22,758	713
Carlisle Cos Inc	19,347	652	Hospitality Properties Trust	39,224	802
Crane Co	15,023	534	Liberty Property Trust	36,000	1,141
Donaldson Co Inc	24,523	1,164	Macerich Co/The	41,242	1,710
Harsco Corp	25,594	593	Mack-Cali Realty Corp	25,206	812
Matthews International Corp	9,603	347	Nationwide Health Properties Inc	38,082	1,425
Pentair Inc	31,360	1,073	Omega Healthcare Investors Inc	29,559	650
SPX Corp	15,860	945	Realty Income Corp	33,212	1,066
Trinity Industries Inc	25,199	513	Regency Centers Corp	26,002	981
	$ 7,665		Senior Housing Properties Trust	40,500	913
Office Furnishings - 0.22%			SL Green Realty Corp	24,784	1,493
Herman Miller Inc	18,107	312	UDR Inc	51,553	1,088

See accompanying notes			160

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
REITS (continued)			Telecommunications - 2.19%
Weingarten Realty Investors	33,243 $	704	ADC Telecommunications Inc (a)	30,832 $	392
	$ 22,186		ADTRAN Inc	17,585	555
Retail - 6.88%			Ciena Corp (a)	29,427	385
99 Cents Only Stores (a)	14,610	243	Cincinnati Bell Inc (a)	63,940	189
Advance Auto Parts Inc	27,789	1,488	CommScope Inc (a)	30,026	611
Aeropostale Inc (a)	29,730	845	NeuStar Inc (a)	23,834	554
American Eagle Outfitters Inc	66,453	818	Plantronics Inc	15,535	466
AnnTaylor Stores Corp (a)	18,690	328	Polycom Inc (a)	27,086	804
Barnes & Noble Inc	12,625	164	RF Micro Devices Inc (a)	86,154	359
BJ's Wholesale Club Inc (a)	17,113	780	Syniverse Holdings Inc (a)	22,163	495
Bob Evans Farms Inc	9,689	254	Telephone & Data Systems Inc	29,199	997
Brinker International Inc	32,609	513	tw telecom inc (a)	48,226	912
Burger King Holdings Inc	29,331	507			$ 6,719
Cheesecake Factory Inc/The (a)	19,202	450	Textiles - 0.29%
Chico's FAS Inc	56,811	532	Mohawk Industries Inc (a)	17,875	875
Chipotle Mexican Grill Inc (a)	10,001	1,479
Coldwater Creek Inc (a)	18,469	72	Transportation - 1.90%
Collective Brands Inc (a)	20,626	330	Alexander & Baldwin Inc	13,070	439
Copart Inc (a)	21,435	781	Con-way Inc	17,108	576
Dick's Sporting Goods Inc (a)	28,704	755	JB Hunt Transport Services Inc	27,929	991
Dollar Tree Inc (a)	40,446	1,793	Kansas City Southern (a)	32,334	1,187
Dress Barn Inc (a)	19,077	471	Kirby Corp (a)	17,177	660
Foot Locker Inc	49,782	677	Landstar System Inc	15,943	646
Guess? Inc	18,605	664	Overseas Shipholding Group Inc	8,411	330
J Crew Group Inc (a)	17,854	636	Tidewater Inc	16,485	676
MSC Industrial Direct Co	14,077	709	Werner Enterprises Inc	14,028	323
Panera Bread Co (a)	10,176	796			$ 5,828
PetSmart Inc	37,616	1,168	Trucking & Leasing - 0.14%
Phillips-Van Heusen Corp	18,019	935	GATX Corp	14,715	416
Regis Corp	18,258	278
Saks Inc (a)	51,156	420	Water - 0.28%
Tractor Supply Co	11,553	803	Aqua America Inc	43,537	849
Wendy's/Arby's Group Inc	106,653	465
Williams-Sonoma Inc	34,158	912	TOTAL COMMON STOCKS		$ 300,688
	$ 21,066			Maturity
Savings & Loans - 1.52%				Amount
Astoria Financial Corp	26,141	346	REPURCHASE AGREEMENTS - 1.91%	(000's)	Value (000's)
First Niagara Financial Group Inc	66,447	891	Banks - 1.91%
New York Community Bancorp Inc	138,426	2,390	Investment in Joint Trading Account; Bank of	$ 1,528	$ 1,528
NewAlliance Bancshares Inc	33,685	410	America Repurchase Agreement; 0.19%
Washington Federal Inc	35,755	622	dated 07/30/10 maturing 08/02/10
	$ 4,659		(collateralized by US Treasury Notes;
Semiconductors - 3.19%			$1,558,994; 1.38% - 3.63%; dated 05/15/12 -
Atmel Corp (a)	146,451	766	08/15/19)
Cree Inc (a)	34,169	2,420	Investment in Joint Trading Account; Credit Suisse	1,349	1,349
Fairchild Semiconductor International Inc (a)	39,929	362	Repurchase Agreement; 0.20% dated
Integrated Device Technology Inc (a)	51,633	300	07/30/10 maturing 08/02/10 (collateralized by
International Rectifier Corp (a)	22,466	439	US Treasury Note; $1,375,914; 2.00%; dated
Intersil Corp	39,321	447	11/30/13)
Lam Research Corp (a)	40,224	1,697	Investment in Joint Trading Account; Deutsche	1,528	1,529
Rovi Corp (a)	32,443	1,444	Bank Repurchase Agreement; 0.19% dated
Semtech Corp (a)	19,637	341	07/30/10 maturing 08/02/10 (collateralized by
Silicon Laboratories Inc (a)	14,625	586	Sovereign Agency Issues; $1,558,994; 0.00%;
Skyworks Solutions Inc (a)	56,001	982	dated 08/11/10 - 01/24/11)
	$ 9,784		Investment in Joint Trading Account; Morgan	1,457	1,457
Software - 2.49%			Stanley Repurchase Agreement; 0.20% dated
ACI Worldwide Inc (a)	10,811	210	07/30/10 maturing 08/02/10 (collateralized by
Acxiom Corp (a)	25,331	388	Sovereign Agency Issues; $1,485,987; 3.00%
Advent Software Inc (a)	4,998	256	- 6.88%; dated 09/15/10 - 07/28/14)
ANSYS Inc (a)	28,772	1,293			$ 5,863
Broadridge Financial Solutions Inc	43,292	879	TOTAL REPURCHASE AGREEMENTS		$ 5,863
Fair Isaac Corp	14,515	346	Total Investments		$ 306,551
Informatica Corp (a)	29,193	880	Liabilities in Excess of Other Assets, Net - (0.09)%		$ (277)
Mantech International Corp (a)	7,131	283	TOTAL NET ASSETS - 100.00%		$ 306,274
MSCI Inc (a)	36,976	1,193
Parametric Technology Corp (a)	36,902	662
Quest Software Inc (a)	19,623	396	(a) Non-Income Producing Security
Solera Holdings Inc	22,249	845
	$ 7,631

See accompanying notes			161

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2010 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 43,639
Unrealized Depreciation		(46,418)
Net Unrealized Appreciation (Depreciation)		$ (2,779)
Cost for federal income tax purposes		$ 309,330
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Financial		21.10%
Consumer, Non-cyclical		19.41%
Industrial		17.81%
Consumer, Cyclical		12.32%
Technology		7.52%
Utilities		6.50%
Communications		5.24%
Energy		5.06%
Basic Materials		4.47%
Exchange Traded Funds		0.66%
Liabilities in Excess of Other Assets, Net		(0.09)%
TOTAL NET ASSETS		100.00%

Futures Contracts

						Unrealized
Type	Long/Short	Contracts		Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P Mid 400 eMini; September 2010	Long	78	$ 5,797		$ 5,919	$ 122
						$ 122

All dollar amounts are shown in thousands (000's)

See accompanying notes			162

Schedule of Investments
MidCap Value Fund I
July 31, 2010 (unaudited)

COMMON STOCKS - 96.72%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.17%			Beverages (continued)
Interpublic Group of Cos Inc (a)	199,600 $	1,824	Dr Pepper Snapple Group Inc	77,087 $	2,895
Lamar Advertising Co (a)	15,900	435	Green Mountain Coffee Roasters Inc (a)	13,800	425
	$ 2,259		Hansen Natural Corp (a)	133,474	5,591
Aerospace & Defense - 0.66%			Molson Coors Brewing Co	41,780	1,880
BE Aerospace Inc (a)	200,351	5,890		$ 14,978
Goodrich Corp	11,704	853	Biotechnology - 0.96%
L-3 Communications Holdings Inc	18,308	1,337	Alexion Pharmaceuticals Inc (a)	14,300	777
Rockwell Collins Inc	9,868	564	Biogen Idec Inc (a)	205,972	11,510
Spirit Aerosystems Holdings Inc (a)	17,434	355	Bio-Rad Laboratories Inc (a)	3,901	346
	$ 8,999		Life Technologies Corp (a)	7,675	330
Agriculture - 0.64%				$ 12,963
Bunge Ltd	60,255	2,991	Building Materials - 0.19%
Lorillard Inc	62,534	4,768	Armstrong World Industries Inc (a)	3,671	134
Reynolds American Inc	15,664	906	Masco Corp	93,294	959
	$ 8,665		Owens Corning Inc (a)	46,243	1,456
Airlines - 0.48%				$ 2,549
Continental Airlines Inc (a)	14,425	361	Chemicals - 2.77%
Copa Holdings SA	2,294	118	Airgas Inc	1,632	107
JetBlue Airways Corp (a)	645,776	4,152	Ashland Inc	16,510	840
Southwest Airlines Co	136,967	1,651	Cabot Corp	43,003	1,268
UAL Corp (a)	8,491	202	Celanese Corp	210,324	5,908
	$ 6,484		CF Industries Holdings Inc	82,106	6,666
Apparel - 0.48%			Cytec Industries Inc	57,744	2,883
Hanesbrands Inc (a)	168,985	4,233	Eastman Chemical Co	27,818	1,742
VF Corp	28,692	2,276	FMC Corp	36,495	2,281
	$ 6,509		Huntsman Corp	233,337	2,443
Automobile Manufacturers - 0.30%			International Flavors & Fragrances Inc	14,862	674
Navistar International Corp (a)	79,478	4,110	PPG Industries Inc	36,610	2,543
			RPM International Inc	125,481	2,355
Automobile Parts & Equipment - 0.60%			Sherwin-Williams Co/The	90,287	6,243
Autoliv Inc	18,005	1,034	Valspar Corp	51,842	1,629
Federal-Mogul Corp (a)	3,044	55		$ 37,582
Lear Corp (a)	6,425	502	Coal - 0.32%
TRW Automotive Holdings Corp (a)	186,027	6,528	Alpha Natural Resources Inc (a)	13,769	528
	$ 8,119		Arch Coal Inc	33,331	790
Banks - 5.20%			Consol Energy Inc	15,835	593
Associated Banc-Corp	128,055	1,740	Massey Energy Co	20,540	628
BancorpSouth Inc	35,745	524	Peabody Energy Corp	35,113	1,585
Bank of Hawaii Corp	48,999	2,441	Walter Energy Inc	2,294	164
BB&T Corp	18,300	454		$ 4,288
BOK Financial Corp	5,048	246	Commercial Services - 1.35%
CapitalSource Inc	39,200	211	Aaron's Inc	6,425	117
CIT Group Inc (a)	30,479	1,108	Convergys Corp (a)	96,147	1,074
City National Corp/CA	18,101	1,026	CoreLogic Inc	89,365	1,790
Comerica Inc	237,363	9,105	Corrections Corp of America (a)	18,590	364
Commerce Bancshares Inc	28,516	1,116	Education Management Corp (a)	3,671	58
Cullen/Frost Bankers Inc	35,945	1,985	Equifax Inc	165,743	5,195
East West Bancorp Inc	43,475	678	FTI Consulting Inc (a)	1,835	65
Fifth Third Bancorp	740,710	9,414	Genpact Ltd (a)	27,696	417
First Citizens BancShares Inc/NC	1,148	217	H&R Block Inc	25,244	396
First Horizon National Corp (a)	425,551	4,881	Hertz Global Holdings Inc (a)	75,100	882
Fulton Financial Corp	51,700	471	Hillenbrand Inc	33,731	745
Huntington Bancshares Inc/OH	167,384	1,014	KAR Auction Services Inc (a)	4,819	61
KeyCorp	359,878	3,045	Manpower Inc	9,410	451
M&T Bank Corp	71,308	6,228	Moody's Corp	66,500	1,566
Marshall & Ilsley Corp	408,984	2,876	Morningstar Inc (a)	11,839	533
Morgan Stanley	38,100	1,028	Pharmaceutical Product Development Inc	17,931	435
PNC Financial Services Group Inc	4,500	267	Quanta Services Inc (a)	24,327	522
Popular Inc (a)	134,026	385	RR Donnelley & Sons Co	25,474	430
Regions Financial Corp	505,183	3,703	Service Corp International/US	153,087	1,304
State Street Corp	16,538	644	Total System Services Inc	32,818	489
SunTrust Banks Inc	512,165	13,291	Towers Watson & Co	7,114	317
Synovus Financial Corp	149,900	393	Weight Watchers International Inc	37,358	1,023
TCF Financial Corp	28,228	447		$ 18,234
Valley National Bancorp	59,219	859	Computers - 0.57%
Zions Bancorporation	30,808	683	Brocade Communications Systems Inc (a)	405,657	2,008
	$ 70,480		Cadence Design Systems Inc (a)	82,600	575
Beverages - 1.10%			Computer Sciences Corp	21,524	976
Coca-Cola Enterprises Inc	76,033	2,182	Diebold Inc	34,227	980
Constellation Brands Inc (a)	117,481	2,005	DST Systems Inc	10,561	434

See accompanying notes			163

Schedule of Investments
MidCap Value Fund I
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Computers (continued)			Electric (continued)
Lexmark International Inc (a)	11,005 $	404	Pinnacle West Capital Corp	132,768 $	5,057
NCR Corp (a)	49,517	678	PPL Corp	364,604	9,950
Seagate Technology (a)	27,080	340	Progress Energy Inc	274,114	11,543
Synopsys Inc (a)	19,277	421	SCANA Corp	269,655	10,331
Teradata Corp (a)	10,927	347	TECO Energy Inc	103,762	1,696
Western Digital Corp (a)	23,638	624	Westar Energy Inc	144,668	3,455
	$ 7,787		Wisconsin Energy Corp	42,314	2,297
Consumer Products - 0.47%			Xcel Energy Inc	345,028	7,587
Avery Dennison Corp	12,935	464		$ 137,625
Clorox Co	1,607	104	Electrical Components & Equipment - 0.20%
Fortune Brands Inc	88,386	3,878	Energizer Holdings Inc (a)	9,409	579
Jarden Corp	67,466	1,954	General Cable Corp (a)	6,656	176
	$ 6,400		Hubbell Inc	36,398	1,718
Cosmetics & Personal Care - 0.32%			Molex Inc	15,377	303
Alberto-Culver Co	94,670	2,771		$ 2,776
Avon Products Inc	49,589	1,544	Electronics - 0.93%
	$ 4,315		Amphenol Corp	142,285	6,374
Distribution & Wholesale - 0.50%			Arrow Electronics Inc (a)	14,458	358
Fastenal Co	34,913	1,713	Avnet Inc (a)	17,671	445
Fossil Inc (a)	79,385	3,143	AVX Corp	8,609	121
Genuine Parts Co	20,655	885	Garmin Ltd	13,769	393
Ingram Micro Inc (a)	47,698	789	Jabil Circuit Inc	10,208	148
WESCO International Inc (a)	5,737	206	National Instruments Corp	6,200	198
	$ 6,736		PerkinElmer Inc	50,501	983
Diversified Financial Services - 3.75%			Tech Data Corp (a)	52,763	2,087
AmeriCredit Corp (a)	41,012	989	Thomas & Betts Corp (a)	8,720	346
Ameriprise Financial Inc	33,993	1,441	Vishay Intertechnology Inc (a)	124,058	1,053
BlackRock Inc	4,200	661	Vishay Precision Group Inc (a)	6,418	81
Discover Financial Services	227,413	3,473		$ 12,587
E*Trade Financial Corp (a)	88,272	1,292	Energy - Alternate Sources - 0.03%
Federated Investors Inc	5,737	122	Covanta Holding Corp	23,606	356
Franklin Resources Inc	5,471	550
Invesco Ltd	924,716	18,069	Engineering & Contruction - 0.35%
Jefferies Group Inc	62,189	1,535	Aecom Technology Corp (a)	13,999	338
Lazard Ltd	105,134	3,119	Chicago Bridge & Iron Co NV (a)	11,933	268
Legg Mason Inc	48,136	1,391	Fluor Corp	22,031	1,064
NASDAQ OMX Group Inc/The (a)	92,300	1,797	Jacobs Engineering Group Inc (a)	9,868	361
NYSE Euronext	92,041	2,666	KBR Inc	54,737	1,225
Raymond James Financial Inc	36,794	982	McDermott International Inc (a)	9,638	226
SLM Corp (a)	943,430	11,321	Shaw Group Inc/The (a)	7,114	228
TD Ameritrade Holding Corp (a)	57,900	911	URS Corp (a)	24,869	1,005
Waddell & Reed Financial Inc	18,573	443		$ 4,715
	$ 50,762		Entertainment - 0.25%
Electric - 10.16%			DreamWorks Animation SKG Inc (a)	14,800	461
AES Corp/The (a)	93,406	963	International Game Technology	25,800	393
Allegheny Energy Inc	54,536	1,243	International Speedway Corp	24,732	641
Alliant Energy Corp	164,831	5,697	Madison Square Garden Inc (a)	27,058	521
Ameren Corp	235,074	5,964	Regal Entertainment Group	99,802	1,332
American Electric Power Co Inc	135,668	4,881		$ 3,348
Calpine Corp (a)	67,900	917	Environmental Control - 0.51%
CMS Energy Corp	631,589	10,054	Nalco Holding Co	14,834	362
Consolidated Edison Inc	102,655	4,734	Republic Services Inc	205,744	6,555
Constellation Energy Group Inc	25,703	812		$ 6,917
DPL Inc	156,554	3,962	Food - 3.44%
DTE Energy Co	23,210	1,071	Campbell Soup Co	9,869	354
Duke Energy Corp	67,060	1,147	ConAgra Foods Inc	395,175	9,278
Dynegy Inc (a)	26,974	96	Corn Products International Inc	42,609	1,420
Edison International	307,549	10,196	Dean Foods Co (a)	226,423	2,595
FirstEnergy Corp	121,875	4,594	Del Monte Foods Co	133,230	1,850
Great Plains Energy Inc	231,082	4,145	Hershey Co/The	25,521	1,200
Hawaiian Electric Industries Inc	45,202	1,064	HJ Heinz Co	24,394	1,085
Integrys Energy Group Inc	29,750	1,409	Hormel Foods Corp	129,244	5,548
ITC Holdings Corp	6,800	386	JM Smucker Co/The	101,842	6,256
MDU Resources Group Inc	26,055	515	Kellogg Co	22,003	1,101
Northeast Utilities	186,747	5,199	McCormick & Co Inc/MD	23,207	913
NRG Energy Inc (a)	136,906	3,105	Ralcorp Holdings Inc (a)	6,426	375
NSTAR	12,314	458	Safeway Inc	399,317	8,202
NV Energy Inc	668,346	8,488	Sara Lee Corp	154,433	2,284
OGE Energy Corp	47,264	1,873	Smithfield Foods Inc (a)	57,000	812
Pepco Holdings Inc	161,742	2,736	SUPERVALU Inc	228,813	2,581

See accompanying notes			164

Schedule of Investments
MidCap Value Fund I
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Food (continued)			Home Builders (continued)
Tyson Foods Inc	40,392 $	707	Pulte Group Inc (a)	177,232 $	1,556
	$ 46,561			$ 9,206
Forest Products & Paper - 1.11%			Home Furnishings - 0.08%
Domtar Corp	8,491	497	Harman International Industries Inc (a)	19,143	582
International Paper Co	223,643	5,412	Whirlpool Corp	5,508	459
MeadWestvaco Corp	101,327	2,427		$ 1,041
Plum Creek Timber Co Inc	74,404	2,670	Housewares - 0.74%
Rayonier Inc	57,547	2,810	Newell Rubbermaid Inc	648,246	10,048
Weyerhaeuser Co	73,628	1,195
	$ 15,011		Insurance - 9.84%
Gas - 1.40%			Allied World Assurance Co Holdings Ltd	28,519	1,421
AGL Resources Inc	19,358	735	American Financial Group Inc/OH	77,053	2,270
Atmos Energy Corp	36,532	1,060	American International Group Inc (a)	13,999	539
CenterPoint Energy Inc	55,079	784	American National Insurance Co	1,377	108
Energen Corp	10,154	451	Aon Corp	36,877	1,389
National Fuel Gas Co	8,492	408	Arch Capital Group Ltd (a)	28,192	2,206
NiSource Inc	263,461	4,347	Arthur J Gallagher & Co	25,676	653
Questar Corp	24,652	406	Aspen Insurance Holdings Ltd	79,777	2,182
Sempra Energy	129,165	6,426	Assurant Inc	52,391	1,954
Southern Union Co	125,737	2,838	Assured Guaranty Ltd	168,143	2,640
UGI Corp	57,623	1,553	Axis Capital Holdings Ltd	48,251	1,504
	$ 19,008		Brown & Brown Inc	17,456	349
Hand & Machine Tools - 0.52%			Cincinnati Financial Corp	155,846	4,293
Kennametal Inc	25,902	709	CNA Financial Corp (a)	29,478	827
Regal-Beloit Corp	1,147	70	Endurance Specialty Holdings Ltd	46,540	1,796
Snap-On Inc	97,965	4,376	Everest Re Group Ltd	141,811	11,007
Stanley Black & Decker Inc	33,584	1,949	Fidelity National Financial Inc	72,285	1,067
	$ 7,104		First American Financial Corp	52,111	769
Healthcare - Products - 2.14%			Genworth Financial Inc (a)	762,749	10,359
Alere Inc (a)	72,600	2,042	Hanover Insurance Group Inc/The	12,700	557
Beckman Coulter Inc	8,032	368	Hartford Financial Services Group Inc	648,407	15,180
Boston Scientific Corp (a)	269,325	1,509	HCC Insurance Holdings Inc	57,516	1,502
CareFusion Corp (a)	19,507	411	Lincoln National Corp	304,925	7,940
Cooper Cos Inc/The	40,897	1,589	Loews Corp	14,140	525
CR Bard Inc	88,173	6,924	Markel Corp (a)	1,148	388
DENTSPLY International Inc	26,441	794	Marsh & McLennan Cos Inc	435,331	10,239
Hill-Rom Holdings Inc	45,746	1,511	Mercury General Corp	19,699	850
Hologic Inc (a)	360,006	5,090	Old Republic International Corp	123,849	1,549
IDEXX Laboratories Inc (a)	16,682	980	PartnerRe Ltd	35,628	2,578
Kinetic Concepts Inc (a)	169,747	6,027	Progressive Corp/The	350,936	6,893
Patterson Cos Inc	26,901	718	Protective Life Corp	104,746	2,355
Techne Corp	6,926	405	Reinsurance Group of America Inc	33,756	1,619
Teleflex Inc	11,619	659	RenaissanceRe Holdings Ltd	17,831	1,021
	$ 29,027		StanCorp Financial Group Inc	48,061	1,812
Healthcare - Services - 1.25%			Symetra Financial Corp	4,746	55
Aetna Inc	303,829	8,462	Torchmark Corp	39,604	2,101
Amedisys Inc (a)	28,100	738	Transatlantic Holdings Inc	8,804	421
Brookdale Senior Living Inc (a)	14,687	208	Unitrin Inc	77,357	2,150
CIGNA Corp	39,834	1,225	Unum Group	200,982	4,587
Community Health Systems Inc (a)	10,251	332	Validus Holdings Ltd	14,458	359
Coventry Health Care Inc (a)	20,426	405	WR Berkley Corp	447,634	12,091
DaVita Inc (a)	1,869	107	XL Group PLC	519,419	9,209
Health Management Associates Inc (a)	29,284	210		$ 133,314
Health Net Inc (a)	51,306	1,208	Internet - 1.53%
Humana Inc (a)	24,505	1,152	AOL Inc (a)	36,543	764
LifePoint Hospitals Inc (a)	24,832	768	Equinix Inc (a)	24,138	2,257
Mednax Inc (a)	7,435	351	Expedia Inc	15,685	356
Quest Diagnostics Inc	3,901	183	F5 Networks Inc (a)	11,000	966
Tenet Healthcare Corp (a)	26,852	123	IAC/InterActiveCorp (a)	181,023	4,526
Universal Health Services Inc	39,874	1,435	Liberty Media Corp - Interactive (a)	641,994	7,267
	$ 16,907		McAfee Inc (a)	130,390	4,316
			VeriSign Inc (a)	11,500	324
Holding Companies - Diversified - 0.04%
Leucadia National Corp (a)	22,720	502		$ 20,776
			Investment Companies - 0.04%
Home Builders - 0.68%			Ares Capital Corp	39,337	551
DR Horton Inc	141,881	1,563
KB Home	33,600	382	Iron & Steel - 0.98%
Lennar Corp	19,489	288	AK Steel Holding Corp	83,374	1,167
NVR Inc (a)	8,645	5,417	Allegheny Technologies Inc	5,880	280
			Carpenter Technology Corp	16,824	588
			Cliffs Natural Resources Inc	63,078	3,568
See accompanying notes			165

Schedule of Investments
MidCap Value Fund I
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Iron & Steel (continued)			Miscellaneous Manufacturing (continued)
Gerdau Ameristeel Corp (a)	23,919 $	262	Eaton Corp	195,623 $	15,349
Reliance Steel & Aluminum Co	12,735	500	Ingersoll-Rand PLC	57,211	2,143
Schnitzer Steel Industries Inc	6,725	308	ITT Corp	24,097	1,135
Steel Dynamics Inc	316,735	4,536	Leggett & Platt Inc	106,538	2,221
United States Steel Corp	47,966	2,126	Parker Hannifin Corp	120,931	7,512
	$ 13,335		Pentair Inc	176,246	6,028
Leisure Products & Services - 0.40%			SPX Corp	19,032	1,133
Harley-Davidson Inc	148,964	4,056	Textron Inc	224,376	4,658
Royal Caribbean Cruises Ltd (a)	46,519	1,343	Trinity Industries Inc	90,248	1,839
	$ 5,399			$ 50,918
Lodging - 0.40%			Office & Business Equipment - 0.30%
Choice Hotels International Inc	5,048	167	Pitney Bowes Inc	11,705	285
Marriott International Inc/DE	19,500	661	Xerox Corp	393,185	3,830
MGM Resorts International (a)	28,100	305		$ 4,115
Starwood Hotels & Resorts Worldwide Inc	56,300	2,728	Oil & Gas - 5.72%
Wyndham Worldwide Corp	62,941	1,607	Atlas Energy Inc (a)	7,800	231
	$ 5,468		Atwood Oceanics Inc (a)	47,050	1,279
Machinery - Construction & Mining - 0.37%			Cabot Oil & Gas Corp	12,164	371
Caterpillar Inc	50,200	3,501	Continental Resources Inc/OK (a)	14,267	650
Joy Global Inc	24,500	1,455	Denbury Resources Inc (a)	82,456	1,306
	$ 4,956		Diamond Offshore Drilling Inc	5,373	320
Machinery - Diversified - 0.81%			Forest Oil Corp (a)	282,224	8,069
AGCO Corp (a)	33,369	1,160	Helmerich & Payne Inc	131,760	5,340
CNH Global NV (a)	4,130	127	Holly Corp	29,300	783
Cummins Inc	54,600	4,347	Mariner Energy Inc (a)	18,535	443
Deere & Co	12,800	854	Murphy Oil Corp	69,864	3,825
Flowserve Corp	1,606	159	Nabors Industries Ltd (a)	107,836	1,985
Gardner Denver Inc	459	23	Newfield Exploration Co (a)	318,398	17,021
IDEX Corp	2,754	89	Noble Energy Inc	42,907	2,878
Manitowoc Co Inc/The	84,500	875	Patterson-UTI Energy Inc	77,700	1,277
Rockwell Automation Inc	55,900	3,027	Pioneer Natural Resources Co	31,019	1,796
Wabtec Corp/DE	8,032	358	Plains Exploration & Production Co (a)	16,294	367
	$ 11,019		Pride International Inc (a)	12,916	307
			QEP Resources Inc (a)	308,834	10,630
Media - 3.54%			Quicksilver Resources Inc (a)	130,977	1,649
Cablevision Systems Corp	219,255	6,010
CBS Corp	934,748	13,816	Range Resources Corp	282,127	10,473
Central European Media Enterprises Ltd (a)	10,460	225	Rowan Cos Inc (a)	19,525	493
Discovery Communications Inc - A Shares (a)	9,868	381	SandRidge Energy Inc (a)	37,000	218
Discovery Communications Inc - C Shares (a)	31,900	1,097	SM Energy Co	21,509	891
DISH Network Corp	616,946	12,388	Sunoco Inc	36,089	1,287
Gannett Co Inc	30,983	408	Tesoro Corp	88,384	1,141
			Unit Corp (a)	11,961	490
John Wiley & Sons Inc	688	27
Liberty Global Inc - A Shares (a)	139,550	4,082	Valero Energy Corp	65,636	1,115
Liberty Media Corp - Capital Series A (a)	33,157	1,546	Whiting Petroleum Corp (a)	9,397	827
Liberty Media Corp - Starz (a)	6,655	365		$ 77,462
McGraw-Hill Cos Inc/The	12,163	373	Oil & Gas Services - 1.95%
Meredith Corp	14,864	472	Baker Hughes Inc	46,436	2,242
New York Times Co/The (a)	75,680	662	Cameron International Corp (a)	13,769	545
News Corp - Class A	37,600	491	Exterran Holdings Inc (a)	100,682	2,685
Scripps Networks Interactive	32,847	1,400	Helix Energy Solutions Group Inc (a)	75,028	705
Viacom Inc	5,780	191	Key Energy Services Inc (a)	388,181	3,750
Washington Post Co/The	9,477	3,985	Oceaneering International Inc (a)	67,914	3,360
	$ 47,919		Oil States International Inc (a)	13,010	598
			SEACOR Holdings Inc (a)	9,437	781
Metal Fabrication & Hardware - 0.25%
Commercial Metals Co	118,411	1,704	Smith International Inc	28,649	1,188
			Superior Energy Services Inc (a)	43,582	994
Timken Co	50,549	1,699	Weatherford International Ltd (a)	590,940	9,573
	$ 3,403
Mining - 0.16%				$ 26,421
Compass Minerals International Inc	5,000	353	Packaging & Containers - 0.70%
Southern Copper Corp	36,200	1,137	Ball Corp	9,638	561
Vulcan Materials Co	14,918	675	Bemis Co Inc	59,901	1,795
	$ 2,165		Greif Inc	40,762	2,431
			Owens-Illinois Inc (a)	15,146	419
Miscellaneous Manufacturing - 3.76%
3M Co	13,028	1,114	Packaging Corp of America	38,866	932
Aptargroup Inc	29,155	1,256	Sealed Air Corp	21,114	457
Brink's Co/The	25,592	560	Sonoco Products Co	38,938	1,273
Carlisle Cos Inc	11,245	379	Temple-Inland Inc	80,835	1,622
Cooper Industries PLC	89,941	4,061		$ 9,490
Crane Co	30,977	1,101	Pharmaceuticals - 0.83%
Dover Corp	8,950	429	Allergan Inc/United States	16,951	1,035

See accompanying notes			166

Schedule of Investments
MidCap Value Fund I
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Pharmaceuticals (continued)			Retail (continued)
Cephalon Inc (a)	8,669 $	492	RadioShack Corp	31,095 $	670
Endo Pharmaceuticals Holdings Inc (a)	43,033	1,033	Rite Aid Corp (a)	245,323	243
Forest Laboratories Inc (a)	86,205	2,392	Sears Holdings Corp (a)	5,967	424
Herbalife Ltd	27,660	1,373	Signet Jewelers Ltd (a)	20,346	606
King Pharmaceuticals Inc (a)	131,214	1,149	Wendy's/Arby's Group Inc	280,900	1,225
Mead Johnson Nutrition Co	36,567	1,943		$ 20,082
Mylan Inc/PA (a)	9,639	168	Savings & Loans - 1.00%
NBTY Inc (a)	14,307	771	First Niagara Financial Group Inc	28,229	379
Omnicare Inc	12,499	308	Hudson City Bancorp Inc	282,192	3,505
Watson Pharmaceuticals Inc (a)	15,254	618	New York Community Bancorp Inc	310,262	5,355
	$ 11,282		People's United Financial Inc	141,265	1,955
Pipelines - 0.65%			TFS Financial Corp	9,600	120
El Paso Corp	109,864	1,353	Washington Federal Inc	128,021	2,227
Oneok Inc	14,913	694		$ 13,541
Spectra Energy Corp	308,957	6,423	Semiconductors - 1.44%
Williams Cos Inc	20,544	399	Advanced Micro Devices Inc (a)	49,343	370
	$ 8,869		Atmel Corp (a)	9,639	50
REITS - 8.55%			Cypress Semiconductor Corp (a)	95,400	1,011
Alexandria Real Estate Equities Inc	97,679	6,892	Fairchild Semiconductor International Inc (a)	57,451	522
AMB Property Corp	67,105	1,675	Integrated Device Technology Inc (a)	141,400	822
Annaly Capital Management Inc	534,656	9,303	Intersil Corp	132,219	1,502
AvalonBay Communities Inc	25,790	2,710	KLA-Tencor Corp	52,890	1,675
Boston Properties Inc	146,696	12,014	LSI Corp (a)	91,466	369
Brandywine Realty Trust	54,425	618	Micron Technology Inc (a)	114,060	830
BRE Properties Inc	8,721	362	National Semiconductor Corp	55,849	771
Camden Property Trust	8,950	407	ON Semiconductor Corp (a)	938,880	6,337
Chimera Investment Corp	94,011	364	PMC - Sierra Inc (a)	64,846	525
CommonWealth REIT	46,981	1,219	Rambus Inc (a)	17,700	348
Corporate Office Properties Trust SBI MD	11,403	428	Teradyne Inc (a)	406,200	4,370
Digital Realty Trust Inc	95,317	6,026		$ 19,502
Douglas Emmett Inc	421,776	6,669	Software - 1.12%
Duke Realty Corp	109,636	1,311	Allscripts-Misys Healthcare Solutions Inc (a)	78,700	1,313
Equity Residential	163,387	7,491	BMC Software Inc (a)	176,588	6,283
Essex Property Trust Inc	3,622	381	Broadridge Financial Solutions Inc	16,025	325
Federal Realty Investment Trust	4,820	377	CA Inc	14,459	283
HCP Inc	54,203	1,922	Compuware Corp (a)	19,508	160
Health Care REIT Inc	63,448	2,875	Fidelity National Information Services Inc	38,555	1,105
Hospitality Properties Trust	130,077	2,660	Fiserv Inc (a)	10,097	506
Host Hotels & Resorts Inc	640,646	9,187	Parametric Technology Corp (a)	249,423	4,475
Kimco Realty Corp	198,885	2,997	Solera Holdings Inc	18,400	699
Liberty Property Trust	62,413	1,978		$ 15,149
Macerich Co/The	66,346	2,750	Telecommunications - 3.52%
Mack-Cali Realty Corp	57,799	1,862	Amdocs Ltd (a)	40,253	1,100
MFA Financial Inc	693,282	5,089	CenturyLink Inc	236,832	8,437
Nationwide Health Properties Inc	26,708	1,000	Clearwire Corp (a)	415,679	2,901
Piedmont Office Realty Trust Inc	10,119	182	CommScope Inc (a)	236,859	4,818
ProLogis	173,223	1,881	EchoStar Holding Corp (a)	43,494	831
Realty Income Corp	14,120	453	Frontier Communications Corp	752,840	5,751
Regency Centers Corp	33,710	1,272	JDS Uniphase Corp (a)	38,500	418
Senior Housing Properties Trust	55,488	1,251	MetroPCS Communications Inc (a)	264,962	2,371
SL Green Realty Corp	21,454	1,293	NII Holdings Inc (a)	6,885	258
Tanger Factory Outlet Centers	97,160	4,343	Qwest Communications International Inc	1,438,305	8,141
Taubman Centers Inc	36,100	1,480	Sprint Nextel Corp (a)	1,585,326	7,245
UDR Inc	32,726	691	Telephone & Data Systems Inc	10,787	368
Ventas Inc	126,407	6,411	Tellabs Inc	78,508	548
Vornado Realty Trust	63,776	5,280	Virgin Media Inc	187,573	4,038
Weingarten Realty Investors	37,279	789	Windstream Corp	36,490	416
	$ 115,893			$ 47,641
Retail - 1.48%			Textiles - 0.31%
Abercrombie & Fitch Co	11,835	437	Cintas Corp	17,441	461
American Eagle Outfitters Inc	31,441	387	Mohawk Industries Inc (a)	77,843	3,809
Barnes & Noble Inc	22,430	291		$ 4,270
BJ's Wholesale Club Inc (a)	18,802	856
			Toys, Games & Hobbies - 0.13%
Brinker International Inc	2,524	40	Hasbro Inc	21,496	906
Chico's FAS Inc	18,700	175	Mattel Inc	37,966	803
Foot Locker Inc	157,825	2,145		$ 1,709
GameStop Corp (a)	19,966	400
			Transportation - 2.01%
Guess? Inc	196,330	7,009	Alexander & Baldwin Inc	4,462	150
JC Penney Co Inc	68,296	1,682	CH Robinson Worldwide Inc	24,400	1,591
Macy's Inc	127,575	2,379	CSX Corp	11,600	612
Penske Automotive Group Inc (a)	79,500	1,113
See accompanying notes			167

Schedule of Investments
MidCap Value Fund I
July 31, 2010 (unaudited)

			Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		Sector		Percent
			Financial		31.25%
Transportation (continued)			Consumer, Non-cyclical		12.31%
Expeditors International of Washington Inc	2,600 $	111
Frontline Ltd/Bermuda	52,973	1,621	Utilities		11.81%
Kansas City Southern (a)	148,471	5,449	Industrial		11.28%
Norfolk Southern Corp	6,500	366	Communications		8.76%
			Energy		8.67%
Overseas Shipholding Group Inc	59,300	2,326	Consumer, Cyclical		7.02%
Ryder System Inc	144,961	6,330
Teekay Corp	112,325	3,102	Basic Materials		5.02%
			Technology		3.43%
Tidewater Inc	136,555	5,596	Diversified		0.04%
		$ 27,254	Other Assets in Excess of Liabilities, Net		0.41%
Trucking & Leasing - 0.02%			TOTAL NET ASSETS		100.00%
GATX Corp	11,669	330

Water - 0.25%
American Water Works Co Inc	158,195	3,382

TOTAL COMMON STOCKS		$ 1,310,573
	Maturity
	Amount
REPURCHASE AGREEMENTS - 2.87%	(000's)	Value (000's)
Banks - 2.87%
Investment in Joint Trading Account; Bank of	$ 10,131	$ 10,130
America Repurchase Agreement; 0.19%
dated 07/30/10 maturing 08/02/10
(collateralized by US Treasury Notes;
$10,333,082; 1.38% - 3.63%; dated 05/15/12
- 08/15/19)
Investment in Joint Trading Account; Credit Suisse	8,941	8,941
Repurchase Agreement; 0.20% dated
07/30/10 maturing 08/02/10 (collateralized by
US Treasury Note; $9,119,624; 2.00%; dated
11/30/13)
Investment in Joint Trading Account; Deutsche	10,131	10,130
Bank Repurchase Agreement; 0.19% dated
07/30/10 maturing 08/02/10 (collateralized by
Sovereign Agency Issues; $10,333,080;
0.00%; dated 08/11/10 - 01/24/11)
Investment in Joint Trading Account; Morgan	9,656	9,657
Stanley Repurchase Agreement; 0.20% dated
07/30/10 maturing 08/02/10 (collateralized by
Sovereign Agency Issues; $9,849,194; 3.00%
- 6.88%; dated 09/15/10 - 07/28/14)
		$ 38,858
TOTAL REPURCHASE AGREEMENTS		$ 38,858
Total Investments		$ 1,349,431
Other Assets in Excess of Liabilities, Net - 0.41%		$ 5,618
TOTAL NET ASSETS - 100.00%		$ 1,355,049

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 151,263
Unrealized Depreciation		(52,227)
Net Unrealized Appreciation (Depreciation)		$ 99,036
Cost for federal income tax purposes		$ 1,250,395
All dollar amounts are shown in thousands (000's)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P Mid 400 eMini; September 2010	Long	571	$ 42,235 $	43,328	$ 1,093
					$ 1,093

All dollar amounts are shown in thousands (000's)
See accompanying notes	168

Schedule of Investments
MidCap Value Fund III
July 31, 2010 (unaudited)

COMMON STOCKS - 98.35%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.38%			Electronics (continued)
Omnicom Group Inc	9,156 $	341	Thomas & Betts Corp (a)	10,304 $	409
				$ 811
Aerospace & Defense - 3.78%			Engineering & Contruction - 0.58%
Goodrich Corp	16,600	1,210	URS Corp (a)	12,900	521
L-3 Communications Holdings Inc	20,600	1,504
Northrop Grumman Corp	11,434	671	Entertainment - 0.98%
	$ 3,385		International Game Technology	57,400	875
Agriculture - 2.64%
Lorillard Inc	20,268	1,545	Environmental Control - 0.55%
Reynolds American Inc	14,200	821	Republic Services Inc	15,345	489
	$ 2,366
Apparel - 1.18%			Food - 3.90%
Hanesbrands Inc (a)	42,100	1,055	Campbell Soup Co	18,000	646
			Corn Products International Inc	12,842	428
Banks - 6.42%			Del Monte Foods Co	54,051	750
Bank of Hawaii Corp	8,014	399	Hershey Co/The	13,035	613
Capital One Financial Corp	28,800	1,219	SUPERVALU Inc	35,017	395
Comerica Inc	18,939	727	Sysco Corp	21,500	666
Commerce Bancshares Inc	9,771	383		$ 3,498
Fifth Third Bancorp	98,412	1,251	Forest Products & Paper - 0.49%
M&T Bank Corp	7,261	634	International Paper Co (b)	18,204	441
PNC Financial Services Group Inc	19,200	1,140
	$ 5,753		Gas - 1.95%
Building Materials - 0.36%			CenterPoint Energy Inc	69,200	985
Owens Corning Inc (a)	10,383	327	Energen Corp	17,140	761
				$ 1,746
Chemicals - 1.65%			Hand & Machine Tools - 1.45%
Ashland Inc	8,857	450	Stanley Black & Decker Inc	22,400	1,300
CF Industries Holdings Inc	5,500	447
Lubrizol Corp	6,181	578	Healthcare - Services - 4.61%
	$ 1,475		CIGNA Corp	44,400	1,365
Coal - 0.30%			Coventry Health Care Inc (a)	68,491	1,358
Arch Coal Inc	11,435	271	Healthsouth Corp (a)	14,403	267
			Humana Inc (a)	9,357	440
Commercial Services - 2.95%			Quest Diagnostics Inc	15,000	705
Alliance Data Systems Corp (a)	15,600	897		$ 4,135
FTI Consulting Inc (a)	23,900	845	Home Furnishings - 0.53%
H&R Block Inc	17,100	268	Whirlpool Corp	5,670	472
Service Corp International/US	74,862	637
	$ 2,647		Insurance - 9.49%
Computers - 2.10%			American Financial Group Inc/OH	24,209	713
Computer Sciences Corp	24,864	1,127	Aspen Insurance Holdings Ltd	16,701	457
Lexmark International Inc (a)	6,840	251	Assurant Inc	23,975	894
Teradata Corp (a)	15,967	508	Axis Capital Holdings Ltd	25,500	795
	$ 1,886		Chubb Corp	14,200	747
Consumer Products - 0.51%			Endurance Specialty Holdings Ltd	9,734	376
Jarden Corp	15,792	457	Fidelity National Financial Inc	65,500	967
			Protective Life Corp	27,654	622
Diversified Financial Services - 2.60%			Unitrin Inc	20,758	577
Ameriprise Financial Inc	36,782	1,559	Unum Group	34,195	780
SLM Corp (a)	64,400	773	Willis Group Holdings PLC	37,700	1,154
	$ 2,332		XL Group PLC	23,500	417
Electric - 8.81%				$ 8,499
Constellation Energy Group Inc	12,193	385	Internet - 0.68%
DTE Energy Co	16,387	756	Liberty Media Corp - Interactive (a)	53,523	606
Edison International	24,365	808
Integrys Energy Group Inc	16,146	764	Leisure Products & Services - 0.91%
MDU Resources Group Inc	36,000	711	Royal Caribbean Cruises Ltd (a)	28,100	811
OGE Energy Corp	15,834	628
Pinnacle West Capital Corp	43,276	1,648	Machinery - Construction & Mining - 0.30%
Progress Energy Inc	23,691	998	Joy Global Inc	4,597	273
Westar Energy Inc	13,100	313
Xcel Energy Inc	40,200	884	Media - 0.89%
	$ 7,895		CBS Corp	21,900	324
Electrical Components & Equipment - 1.69%			Gannett Co Inc	36,189	477
Energizer Holdings Inc (a)	11,414	702		$ 801
Molex Inc	41,000	808	Metal Fabrication & Hardware - 0.74%
	$ 1,510		Timken Co	19,676	661
Electronics - 0.91%
Garmin Ltd	14,106	402
See accompanying notes			169

Schedule of Investments
MidCap Value Fund III
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Miscellaneous Manufacturing - 3.51%			Toys, Games & Hobbies - 0.59%
Dover Corp	10,240 $	491	Mattel Inc	25,122 $	532
Eaton Corp	16,400	1,286
ITT Corp	17,100	806	Transportation - 1.76%
SPX Corp	9,500	566	Kansas City Southern (a)	7,360	270
	$ 3,149		Ryder System Inc	18,400	803
Office & Business Equipment - 0.71%			Teekay Corp	18,231	504
Xerox Corp	64,957	633			$ 1,577
			TOTAL COMMON STOCKS		$ 88,121
Oil & Gas - 3.49%				Maturity
Atwood Oceanics Inc (a)	11,329	308		Amount
Murphy Oil Corp	17,300	947	REPURCHASE AGREEMENTS - 1.01%	(000's)	Value (000's)
QEP Resources Inc (a)	14,000	482	Banks - 1.01%
Rowan Cos Inc (a)	35,304	892	Investment in Joint Trading Account; Bank of	$ 237	$ 237
Sunoco Inc	14,067	502	America Repurchase Agreement; 0.19%
	$ 3,131		dated 07/30/10 maturing 08/02/10
Oil & Gas Services - 0.57%			(collateralized by US Treasury Notes;
Oil States International Inc (a)	11,092	510	$241,379; 1.38% - 3.63%; dated 05/15/12 -
			08/15/19)
Packaging & Containers - 0.24%			Investment in Joint Trading Account; Credit Suisse	209	209
Temple-Inland Inc	10,785	216	Repurchase Agreement; 0.20% dated
			07/30/10 maturing 08/02/10 (collateralized by
Pharmaceuticals - 3.25%			US Treasury Note; $213,033; 2.00%; dated
AmerisourceBergen Corp	20,411	612	11/30/13)
Cardinal Health Inc	16,600	535	Investment in Joint Trading Account; Deutsche	237	237
Cephalon Inc (a)	8,101	460	Bank Repurchase Agreement; 0.19% dated
Mylan Inc/PA (a)	18,720	326	07/30/10 maturing 08/02/10 (collateralized by
Omnicare Inc	39,600	975	Sovereign Agency Issues; $241,379; 0.00%;
	$ 2,908		dated 08/11/10 - 01/24/11)
Pipelines - 3.23%			Investment in Joint Trading Account; Morgan	226	225
El Paso Corp	121,412	1,496	Stanley Repurchase Agreement; 0.20% dated
Oneok Inc	6,554	305	07/30/10 maturing 08/02/10 (collateralized by
Spectra Energy Corp	52,432	1,090	Sovereign Agency Issues; $230,075; 3.00% -
	$ 2,891		6.88%; dated 09/15/10 - 07/28/14)
Real Estate - 0.86%					$ 908
Jones Lang LaSalle Inc	9,942	770	TOTAL REPURCHASE AGREEMENTS		$ 908
			Total Investments		$ 89,029
REITS - 6.75%			Other Assets in Excess of Liabilities, Net - 0.64%		$ 572
Annaly Capital Management Inc	44,800	779	TOTAL NET ASSETS - 100.00%		$ 89,601
Apartment Investment & Management Co	20,351	437
Boston Properties Inc	9,501	778
BRE Properties Inc	23,700	984	(a) Non-Income Producing Security
Digital Realty Trust Inc	5,678	359	(b)	Security or a portion of the security was pledged to cover margin
Equity Residential	6,000	275	requirements for futures contracts. At the end of the period, the value of
Host Hotels & Resorts Inc	68,322	980	these securities totaled $127 or 0.14% of net assets.
Mack-Cali Realty Corp	25,497	821
Ventas Inc	12,442	631
	$ 6,044		Unrealized Appreciation (Depreciation)
Retail - 3.82%			The net federal income tax unrealized appreciation (depreciation) and federal tax
Advance Auto Parts Inc	16,000	857	cost of investments held as of the period end were as follows:
Family Dollar Stores Inc	25,700	1,063
GameStop Corp (a)	27,300	547	Unrealized Appreciation		$ 8,991
Ltd Brands Inc	37,300	956	Unrealized Depreciation		(5,636)
	$ 3,423		Net Unrealized Appreciation (Depreciation)		$ 3,355
Savings & Loans - 1.60%			Cost for federal income tax purposes		$ 85,674
New York Community Bancorp Inc	83,144	1,435	All dollar amounts are shown in thousands (000's)

Semiconductors - 1.33%			Portfolio Summary (unaudited)
Atmel Corp (a)	58,062	304	Sector		Percent
Microchip Technology Inc	29,300	892	Financial		28.73%
	$ 1,196		Consumer, Non-cyclical		17.43%
Software - 0.41%			Industrial		15.86%
Dun & Bradstreet Corp	5,400	369	Utilities		10.76%
			Consumer, Cyclical		8.44%
Telecommunications - 1.90%			Energy		7.59%
Amdocs Ltd (a)	9,800	268	Technology		4.56%
Qwest Communications International Inc	186,563	1,056	Communications		3.85%
Tellabs Inc	53,665	374	Basic Materials		2.14%
	$ 1,698		Other Assets in Excess of Liabilities, Net		0.64%
			TOTAL NET ASSETS		100.00%

See accompanying notes			170

Schedule of Investments
MidCap Value Fund III
July 31, 2010 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts		Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P Mid 400 eMini; September 2010	Long	11	$ 814		$ 835	$ 21
						$ 21
All dollar amounts are shown in thousands (000's)

See accompanying notes			171

Schedule of Investments
Money Market Fund
July 31, 2010 (unaudited)

COMMON STOCKS - 2.43%	Shares Held Value (000's)			Principal
Publicly Traded Investment Fund - 2.43%				Amount
BlackRock Liquidity Funds TempFund Portfolio	27,300,000 $	27,300	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
DWS Money Market Series	6,410,000	6,410	California (continued)
		$ 33,710	Kern Water Bank Authority
TOTAL COMMON STOCKS		$ 33,710	0.32%, 7/1/2028	$ 5,453	$ 5,453
	Principal		San Jose Redevelopment Agency
	Amount		0.34%, 8/1/2028	27,250	27,250
BONDS - 10.32%	(000's)	Value (000's)	Santa Rosa Rancheria Tachi Yokut Tribe
Automobile Asset Backed Securities - 0.62%			Enterprise
Bank of America Auto Trust			0.37%, 9/1/2019	7,900	7,900
0.62%, 7/15/2011	$ 3,940	$ 3,940			$ 52,298
Nissan Auto Lease Trust			Colorado - 0.48%
0.56%, 6/15/2011	4,720	4,720	Colorado Housing & Finance Authority
		$ 8,660	0.37%, 4/1/2029	325	325
Banks - 0.81%			County of Kit Carson CO
JP Morgan Chase & Co			0.32%, 6/1/2027	1,400	1,400
2.63%, 12/1/2010	1,200	1,204	Sheridan Redevelopment Agency
JP Morgan Chase Bank NA			0.90%, 12/1/2029	5,000	5,000
0.34%, 8/23/2010(a)	8,000	8,000			$ 6,725
Morgan Stanley			Georgia - 0.14%
2.90%, 12/1/2010	2,000	2,010	Savannah College of Art & Design Inc
		$ 11,214	0.35%, 4/1/2024	2,000	2,000
Diversified Financial Services - 4.58%
Corporate Finance Managers Inc			Illinois - 1.51%
0.32%, 2/2/2043	13,400	13,400	City of Chicago IL
ING USA Global Funding Trust			0.64%, 12/15/2010	4,000	4,000
1.29%, 9/3/2010(b)	15,000	15,000	Memorial Health System/IL
Metlife Funding Inc			0.32%, 10/1/2024	16,870	16,870
1.27%, 8/16/2010(b)	15,000	15,000			$ 20,870
NGSP Inc			Indiana - 0.18%
0.34%, 6/1/2046	20,000	20,000	Ball State University Foundation Inc
		$ 63,400	0.32%, 9/1/2031	2,550	2,550
Healthcare - Services - 1.21%
Everett Clinic PS			Iowa - 0.16%
0.39%, 5/1/2022	5,200	5,200	Iowa Finance Authority
Portland Clinic LLP/The			0.32%, 3/1/2018	2,160	2,160
0.39%, 11/20/2027	11,560	11,560
		$ 16,760	New Mexico - 0.29%
Insurance - 1.98%			City of Las Cruces NM
Berkshire Hathaway Inc			0.32%, 12/1/2018	4,000	4,000
0.35%, 8/10/2010(a)	11,400	11,400
New York Life Insurance Co			New York - 0.39%
0.51%, 10/28/2010(a),(b)	16,000	16,000	New York City Housing Development Corp
		$ 27,400	0.35%, 6/1/2039	5,400	5,400
Other Asset Backed Securities - 1.12%
CNH Equipment Trust			North Carolina - 0.25%
0.35%, 4/15/2011	9,457	9,458	North Carolina Capital Facilities Finance Agency
Great America Leasing Receivables			0.45%, 9/1/2018	3,410	3,410
0.50%, 11/15/2010(c)	312	312
Volvo Financial Equipment LLC			Oklahoma - 0.39%
0.51%, 5/16/2011(a),(c)	5,686	5,686	Oklahoma University Hospital
		$ 15,456	0.35%, 8/15/2021	5,385	5,385

TOTAL BONDS		$ 142,890	Oregon - 0.06%
	Principal		Lake Oswego Redevelopment Agency
	Amount		0.37%, 6/1/2020	890	890
MUNICIPAL BONDS - 8.33%	(000's)	Value (000's)
Arizona - 0.52%			Washington - 0.18%
Glendale Industrial Development Authority			Washington State Housing Finance Commission
0.45%, 7/1/2035	$ 7,190	$ 7,190	0.37%, 12/1/2028	375	375
			Washington State Housing Finance
California - 3.78%			Commission FANNIE MAE
Abag Finance Authority for Nonprofit Corps			0.33%, 9/1/2028	895	895
0.65%, 11/1/2031	1,935	1,935	0.33%, 12/15/2037	1,165	1,165
California Statewide Communities Development					$ 2,435
Authority FANNIE MAE			TOTAL MUNICIPAL BONDS		$ 115,313
0.32%, 8/15/2034	500	500
City of Fairfield CA				Principal
0.75%, 6/1/2034	2,000	2,000	U.S. GOVERNMENT & GOVERNMENT	Amount
0.75%, 6/1/2034	2,700	2,700	AGENCY OBLIGATIONS - 1.30%	(000's)	Value (000's)
City of Santa Rosa CA			U.S. Treasury Bill - 1.30%
0.65%, 9/1/2024	4,560	4,560	0.33%, 9/23/2010	$ 10,000	$ 9,995
See accompanying notes			172

Schedule of Investments
Money Market Fund
July 31, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount			Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	COMMERCIAL PAPER (continued)	(000's)	Value (000's)
U.S. Treasury Bill (continued)			Banks (continued)
0.44%, 4/7/2011	$ 8,000	$ 7,976	Svenska Handelsbanken Inc
		$ 17,971	0.45%, 9/17/2010	$ 8,000	$ 7,995
TOTAL U.S. GOVERNMENT &			UBS Finance Delaware LLC
GOVERNMENT AGENCY OBLIGATIONS		$ 17,971	0.40%, 9/28/2010	5,000	4,997
	Maturity		0.50%, 11/23/2010(d)	8,000	7,987
	Amount		0.63%, 10/8/2010	8,000	7,991
REPURCHASE AGREEMENTS - 7.24%	(000's)	Value (000's)			$ 238,683
Banks - 7.24%			Chemicals - 2.35%
Investment in Joing Trading Account; Deutsche	$ 50,001	$ 50,000	BASF SE
Bank Repurchase Agreement; 0.19% dated			0.25%, 9/7/2010(c)	8,300	8,298
07/30/10 maturing 08/02/10 (collateralized by			0.26%, 9/13/2010(c)	6,800	6,798
Sovereign Agency Issues; $51,000,000;			0.27%, 8/24/2010(c)	8,000	7,998
0.00% - 6.25%; dated 10/20/10 - 05/15/29)			EI du Pont de Nemours & Co
Investment in Joint Trading Account; Bank of	50,351	50,350	0.55%, 9/13/2010	9,500	9,494
America Repurchase Agreement; 0.19%					$ 32,588
dated 07/30/10 maturing 08/02/10			Diversified Financial Services - 35.19%
(collateralized by Sovereign Agency Issues;			American Express Credit
$51,357,000; 0.00%; dated 09/08/10 -			0.45%, 9/21/2010	8,000	7,995
05/10/13)			American Honda Finance Corp
		$ 100,350	0.28%, 8/31/2010	8,000	7,998
TOTAL REPURCHASE AGREEMENTS		$ 100,350	0.34%, 10/4/2010	8,000	7,995
	Principal		0.37%, 9/2/2010	7,000	6,998
	Amount		0.37%, 9/9/2010	7,000	6,997
COMMERCIAL PAPER - 68.87%	(000's)	Value (000's)	BlackRock Inc
Agriculture - 0.50%			0.37%, 8/2/2010(c)	8,000	8,000
Philip Morris International Inc			BNP Paribas Finance Inc
0.24%, 8/30/2010(c)	$ 7,000	$ 6,999	0.28%, 8/17/2010	8,000	7,999
			0.31%, 8/16/2010	8,000	7,999
Banks - 17.24%			0.33%, 11/1/2010	6,000	5,995
Bank of America Corp			0.49%, 11/29/2010	8,000	7,987
0.34%, 8/17/2010	7,000	6,999	CAFCO LLC
Bank of America NA			0.45%, 10/15/2010	7,000	6,993
0.46%, 11/18/2010	8,000	8,000	0.47%, 10/6/2010(c)	5,000	4,996
Barclays US Funding Corp			0.48%, 10/14/2010(c)	7,000	6,993
0.36%, 9/8/2010	8,700	8,697	0.50%, 9/7/2010(c)	7,000	6,996
Commonwealth Bank of Australia			0.50%, 9/16/2010(c)	2,000	1,999
0.34%, 9/8/2010(c),(d)	7,000	6,998	0.62%, 1/19/2011(c)	6,000	5,982
0.35%, 9/17/2010(c),(d)	7,000	6,997	Charta Corp
0.36%, 9/27/2010(c),(d)	8,000	7,995	0.30%, 9/1/2010(c)	8,700	8,698
Credit Suisse/New York NY			0.32%, 9/2/2010(c)	8,000	7,998
0.38%, 8/2/2010	7,600	7,600	0.46%, 8/24/2010(c)	10,000	9,997
0.39%, 8/9/2010	7,000	6,999	0.50%, 9/22/2010(c)	8,000	7,994
DnB NOR Bank ASA			CRC Funding LLC
0.38%, 9/10/2010(c),(d)	8,000	7,997	0.26%, 8/26/2010(c)	8,000	7,999
0.40%, 9/28/2010(c),(d)	7,500	7,495	0.28%, 8/12/2010(c)	5,900	5,899
Intesa Funding LLC			0.34%, 9/3/2010(c)	8,000	7,997
0.33%, 9/9/2010	7,500	7,497	0.48%, 10/7/2010(c)	8,000	7,993
0.60%, 9/22/2010	4,400	4,396	Credit Agricole North America Inc
0.60%, 9/23/2010	5,000	4,996	0.28%, 8/25/2010	7,500	7,499
0.60%, 10/25/2010	8,000	7,989	0.33%, 8/24/2010	6,000	5,999
0.61%, 10/4/2010	8,000	7,991	Danske Corp
JP Morgan Chase & Co			0.30%, 9/1/2010(c)	7,000	6,998
0.25%, 8/12/2010	9,000	8,999	0.30%, 9/3/2010(c)	9,000	8,998
National Australia Funding Delaware Inc			0.37%, 8/27/2010(c)	4,000	3,999
0.46%, 8/23/2010(c)	5,000	4,999	0.38%, 10/4/2010(c)	6,000	5,996
0.47%, 8/25/2010(c)	7,000	6,998	0.39%, 10/4/2010	8,000	7,994
Royal Bank of Scotland Group PLC			Gemini Securitization Corp LLC
0.46%, 8/2/2010(c),(d)	8,000	8,000	0.29%, 8/19/2010(c)	5,000	4,999
Skandinaviska Enskilda Banken			0.33%, 8/6/2010(c)	9,000	9,000
0.35%, 8/30/2010(c),(d)	12,000	11,997	0.33%, 8/13/2010(c)	8,000	7,999
Standard Chartered Bank/New York			0.50%, 9/2/2010	8,000	7,996
0.42%, 9/21/2010(c)	8,000	7,995	0.50%, 9/24/2010(c)	4,500	4,497
0.43%, 9/15/2010(c)	8,500	8,495	ING US Funding LLC
0.46%, 8/9/2010(c)	8,100	8,099	0.33%, 8/13/2010	7,000	6,999
0.46%, 8/11/2010(d)	10,000	9,999	0.38%, 10/25/2010	4,000	3,996
State Street Corp			0.40%, 10/7/2010	8,100	8,094
0.37%, 8/3/2010(d)	8,500	8,500	John Deere Bank SA
0.43%, 10/1/2010(d)	9,000	8,993	0.22%, 8/10/2010(c)	5,000	5,000
0.43%, 10/13/2010(d)	8,000	7,993
See accompanying notes			173

Schedule of Investments
Money Market Fund
July 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
COMMERCIAL PAPER (continued)	(000's)	Value (000's)	COMMERCIAL PAPER (continued)	(000's)	Value (000's)
Diversified Financial Services (continued)			Insurance (continued)
Jupiter Securitization Co LLC			Swiss Re Treasury US Corp
0.30%, 8/4/2010(c)	$ 8,000	$ 8,000	0.50%, 9/7/2010(c)	$ 7,000	$ 6,996
0.32%, 8/12/2010(c)	6,200	6,199	0.72%, 8/23/2010(c)	8,200	8,196
0.40%, 8/6/2010(c)	5,000	5,000			$ 71,582
0.45%, 9/10/2010(c)	7,000	6,996	Oil & Gas - 2.19%
0.50%, 10/6/2010(c)	8,000	7,993	BP Capital Markets PLC
MetLife Short Term Funding LLC			0.45%, 8/18/2010(c)	7,000	6,999
0.34%, 9/14/2010(c)	5,000	4,998	Shell International Finance BV
Nordea North America Inc/DE			0.55%, 2/1/2011(c)	8,000	7,978
0.34%, 8/4/2010	7,000	7,000	0.56%, 4/4/2011(c)	5,500	5,479
0.46%, 9/15/2010	6,000	5,997	0.57%, 4/1/2011(c)	3,000	2,988
0.48%, 9/10/2010	6,000	5,997	0.73%, 7/1/2011(c)	6,900	6,853
PACCAR Financial Corp					$ 30,297
0.45%, 9/20/2010	8,200	8,195	Supranational Bank - 2.38%
Rabobank USA Financial Corp			Corp Andina de Fomento
0.43%, 11/15/2010	7,000	6,991	0.42%, 11/19/2010	8,000	7,990
Ranger Funding Co LLC			0.50%, 10/1/2010(c)	8,000	7,993
0.24%, 8/5/2010	7,000	7,000	0.55%, 10/12/2010(c)	8,000	7,991
0.29%, 8/12/2010(c)	8,000	7,999	0.62%, 8/20/2010(c)	9,000	8,997
0.30%, 8/18/2010	8,000	7,999			$ 32,971
Sheffield Receivables Corp			Telecommunications - 0.58%
0.35%, 10/19/2010(c)	5,000	4,996
(c)			Telstra Corp Ltd
0.40%, 8/9/2010	8,000	7,999	0.45%, 8/16/2010(c)	8,000	7,998
0.40%, 8/13/2010(c)	7,000	6,999
0.47%, 8/23/2010(c)	7,000	6,998
0.48%, 9/14/2010(c)	7,000	6,996	TOTAL COMMERCIAL PAPER		$ 953,725
				Principal
Societe Generale North America Inc				Amount
0.31%, 8/19/2010	2,400	2,400	CERTIFICATE OF DEPOSIT - 1.66%	(000's)	Value (000's)
0.32%, 8/16/2010	7,000	6,999
0.35%, 9/8/2010	3,600	3,599	Banks - 1.66%
			Bank of America NA
Straight-A Funding LLC			0.40%, 11/12/2010	8,000	8,000
0.31%, 9/14/2010	7,000	6,997
0.33%, 8/26/2010(c)	6,000	5,999	0.41%, 10/25/2010	8,000	8,000
			Citibank NA
0.39%, 8/5/2010	5,000	5,000	0.41%, 8/4/2010	7,000	7,000
0.40%, 8/9/2010	3,000	3,000
0.40%, 9/16/2010	8,000	7,996			$ 23,000
Toyota Credit Canada Inc			TOTAL CERTIFICATE OF DEPOSIT		$ 23,000
0.44%, 12/6/2010	7,000	6,989	Total Investments		$ 1,386,959
0.45%, 11/23/2010	6,000	5,991	Liabilities in Excess of Other Assets, Net - (0.15)%		$ (2,136)
0.52%, 9/29/2010	7,000	6,994	TOTAL NET ASSETS - 100.00%		$ 1,384,823
0.52%, 9/30/2010	6,500	6,494
Toyota Motor Credit Corp			(a)	Variable Rate. Rate shown is in effect at July 31, 2010.
0.47%, 10/7/2010	8,000	7,993	(b) Security is Illiquid
		$ 487,363	(c)	Security exempt from registration under Rule 144A of the Securities Act of
Electric - 3.27%			1933. These securities may be resold in transactions exempt from
GDF Suez			registration, normally to qualified institutional buyers. Unless otherwise
0.32%, 8/31/2010(c)	4,250	4,249
0.32%, 9/1/2010(c)	5,000	4,999	indicated, these securities are not considered illiquid. At the end of the
0.35%, 8/20/2010(c)	4,000	3,999	period, the value of these securities totaled $534,964 or 38.63% of net
0.36%, 8/3/2010(c)	14,000	14,000	assets.
0.36%, 8/19/2010(c)	7,000	6,999	(d)	Security issued by foreign bank and denominated in USD.
Southern Co Funding Corp
0.23%, 8/18/2010(c)	3,500	3,499
0.24%, 8/25/2010(c)	1,500	1,500	Unrealized Appreciation (Depreciation)
0.25%, 8/25/2010	6,000	5,999	The net federal income tax unrealized appreciation (depreciation) and federal tax
		$ 45,244	cost of investments held as of the period end were as follows:
Insurance - 5.17%
New York Life Capital Corp			Unrealized Appreciation		$ —
0.26%, 8/5/2010(c)	7,000	7,000	Unrealized Depreciation		—
0.26%, 8/6/2010(c)	8,000	8,000	Net Unrealized Appreciation (Depreciation)		$ —
0.30%, 9/14/2010(c)	7,800	7,797	Cost for federal income tax purposes		$ 1,386,959
0.32%, 8/13/2010(c)	6,602	6,601	All dollar amounts are shown in thousands (000's)
Prudential Funding LLC
0.31%, 8/17/2010	7,000	6,999
0.39%, 8/5/2010(c)	6,000	6,000
0.56%, 9/21/2010	6,500	6,495
Prudential PLC
0.41%, 8/26/2010(c)	7,500	7,498

See accompanying notes			174

Schedule of Investments
Money Market Fund
July 31, 2010 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Financial	73.87%
Revenue	7.43%
Government	3.68%
Utilities	3.27%
Exchange Traded Funds	2.43%
Basic Materials	2.35%
Energy	2.19%
Asset Backed Securities	1.74%
Consumer, Non-cyclical	1.71%
Communications	0.58%
Tax Allocation	0.42%
General Obligation	0.29%
Insured	0.19%
Liabilities in Excess of Other Assets, Net	(0.15)%
TOTAL NET ASSETS	100.00%

See accompanying notes	175

Schedule of Investments
Principal Capital Appreciation Fund
July 31, 2010 (unaudited)

COMMON STOCKS - 96.52%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 2.56%			Cosmetics & Personal Care - 1.07%
Boeing Co/The	237,193 $	16,162	Alberto-Culver Co	103,277 $	3,023
Northrop Grumman Corp	69,930	4,101	Procter & Gamble Co	115,575	7,068
Teledyne Technologies Inc (a)	93,175	3,823		$ 10,091
	$ 24,086		Diversified Financial Services - 3.04%
Agriculture - 0.46%			Charles Schwab Corp/The	992,587	14,680
Archer-Daniels-Midland Co	157,950	4,322	Franklin Resources Inc	137,730	13,853
				$ 28,533
Airlines - 1.03%			Electric - 1.27%
Alaska Air Group Inc (a)	121,917	6,289	Edison International	118,225	3,919
Cathay Pacific Airways Ltd ADR	307,700	3,428	PG&E Corp	179,900	7,988
	$ 9,717			$ 11,907
Apparel - 1.92%			Electronics - 2.71%
Columbia Sportswear Co	95,427	4,677	Dionex Corp (a)	136,851	10,332
Nike Inc	181,802	13,388	Electro Scientific Industries Inc (a)	56,700	651
	$ 18,065		FEI Co (a)	218,292	4,270
Automobile Manufacturers - 1.36%			FLIR Systems Inc (a)	38,625	1,149
PACCAR Inc	249,327	11,424	Itron Inc (a)	67,925	4,420
Toyota Motor Corp ADR	19,641	1,380	Trimble Navigation Ltd (a)	92,018	2,611
	$ 12,804		Waters Corp (a)	31,450	2,018
Automobile Parts & Equipment - 0.58%				$ 25,451
Johnson Controls Inc	189,060	5,447	Engineering & Contruction - 1.04%
			Granite Construction Inc	121,714	2,830
Banks - 4.93%			Jacobs Engineering Group Inc (a)	190,836	6,979
Barclays PLC ADR	43,440	907		$ 9,809
City National Corp/CA	55,396	3,139	Environmental Control - 0.73%
East West Bancorp Inc	116,148	1,811	Energy Recovery Inc (a)	154,176	632
JP Morgan Chase & Co	260,944	10,511	Waste Connections Inc (a)	164,241	6,269
State Street Corp	121,015	4,710		$ 6,901
US Bancorp	172,150	4,114	Food - 2.62%
Wells Fargo & Co	682,218	18,918	Campbell Soup Co	53,600	1,924
Westamerica Bancorporation	41,769	2,245	Dairy Farm International Holdings Ltd ADR	165,402	6,475
	$ 46,355		Dean Foods Co (a)	35,550	407
Beverages - 0.62%			General Mills Inc	196,742	6,729
Brown-Forman Corp	42,297	2,674	Kroger Co/The	134,050	2,839
PepsiCo Inc	47,951	3,112	Ralcorp Holdings Inc (a)	31,875	1,862
	$ 5,786		Safeway Inc	214,000	4,396
Biotechnology - 1.48%				$ 24,632
Dendreon Corp (a)	42,226	1,390	Forest Products & Paper - 0.96%
Gilead Sciences Inc (a)	202,319	6,741	Plum Creek Timber Co Inc	113,550	4,074
Life Technologies Corp (a)	91,084	3,916	Weyerhaeuser Co	303,131	4,917
Martek Biosciences Corp (a)	89,729	1,856		$ 8,991
	$ 13,903		Gas - 1.57%
Building Materials - 0.66%			Energen Corp	29,010	1,289
Apogee Enterprises Inc	106,139	1,195	Northwest Natural Gas Co	12,850	609
Cemex SAB de CV ADR(a)	109,846	1,037	Sempra Energy	258,150	12,843
Simpson Manufacturing Co Inc	152,884	3,943		$ 14,741
	$ 6,175		Healthcare - Products - 2.98%
Chemicals - 0.83%			Beckman Coulter Inc	112,082	5,137
FMC Corp	35,965	2,248	Becton Dickinson and Co	42,583	2,930
Potash Corp of Saskatchewan Inc	34,565	3,625	Johnson & Johnson	161,146	9,361
Sigma-Aldrich Corp	35,050	1,966	ResMed Inc (a)	40,730	2,676
	$ 7,839		Techne Corp	43,618	2,547
Commercial Services - 0.85%			Varian Medical Systems Inc (a)	97,543	5,384
AMN Healthcare Services Inc (a)	110,048	662		$ 28,035
Resources Connection Inc	152,554	1,982	Healthcare - Services - 0.80%
Robert Half International Inc	95,750	2,411	DaVita Inc (a)	95,450	5,471
TrueBlue Inc (a)	153,600	1,977	Health Net Inc (a)	51,260	1,207
Visa Inc	12,560	921	Sun Healthcare Group Inc (a)	98,429	815
	$ 7,953			$ 7,493
Computers - 3.59%			Home Builders - 0.26%
Apple Inc (a)	25,725	6,618	KB Home	112,400	1,279
Hewlett-Packard Co	320,925	14,775	Winnebago Industries Inc (a)	110,117	1,151
IBM Corp	86,265	11,077		$ 2,430
Mentor Graphics Corp (a)	134,961	1,298	Insurance - 2.07%
	$ 33,768		Fidelity National Financial Inc	40,800	603
Consumer Products - 2.06%			HCC Insurance Holdings Inc	138,625	3,621
Clorox Co	195,315	12,672	Mercury General Corp	49,677	2,142
Kimberly-Clark Corp	80,800	5,181	MetLife Inc	96,040	4,039
WD-40 Co	40,653	1,478	StanCorp Financial Group Inc	240,885	9,079
	$ 19,331			$ 19,484
See accompanying notes			176

Schedule of Investments
Principal Capital Appreciation Fund
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Internet - 1.88%			Retail (continued)
Amazon.com Inc (a)	37,665 $	4,440	Costco Wholesale Corp	308,685 $	17,506
Art Technology Group Inc (a)	516,777	1,860	CVS Caremark Corp	57,650	1,769
Google Inc (a)	23,355	11,324	Home Depot Inc	115,700	3,299
	$ 17,624		Jack in the Box Inc (a)	141,466	2,918
Iron & Steel - 1.30%			McDonald's Corp	131,050	9,138
Reliance Steel & Aluminum Co	126,785	4,980	Nordstrom Inc	251,656	8,556
Schnitzer Steel Industries Inc	157,508	7,217	Ross Stores Inc	24,850	1,309
	$ 12,197		Starbucks Corp	534,225	13,275
Leisure Products & Services - 0.73%			Yum! Brands Inc	46,375	1,915
Ambassadors Group Inc	171,279	1,943			$ 65,061
Carnival Corp	88,300	3,062	Savings & Loans - 1.53%
Harley-Davidson Inc	69,411	1,890	Washington Federal Inc	826,509	14,381
	$ 6,895
Lodging - 0.57%			Semiconductors - 3.78%
Red Lion Hotels Corp (a)	713,363	5,315	Applied Materials Inc	502,912	5,934
			Avago Technologies Ltd (a)	102,350	2,227
Machinery - Diversified - 0.39%			Intel Corp	669,750	13,797
Cascade Corp	87,639	3,345	LSI Corp (a)	374,551	1,510
Deere & Co	4,700	314	Microchip Technology Inc	208,813	6,358
	$ 3,659		Novellus Systems Inc (a)	38,800	1,036
			QLogic Corp (a)	160,425	2,554
Media - 1.56%			Supertex Inc (a)	78,860	2,046
Walt Disney Co/The	434,910	14,652
					$ 35,462
Metal Fabrication & Hardware - 0.58%			Software - 5.75%
Precision Castparts Corp	44,870	5,483	Actuate Corp (a)	364,340	1,734
			Adobe Systems Inc (a)	413,805	11,884
Mining - 0.23%			Autodesk Inc (a)	95,650	2,826
Freeport-McMoRan Copper & Gold Inc	30,320	2,169	Informatica Corp (a)	81,400	2,453
			Microsoft Corp	968,622	25,000
Miscellaneous Manufacturing - 1.38%			Omnicell Inc (a)	139,379	1,717
Crane Co	78,910	2,804	Oracle Corp	238,969	5,649
General Electric Co	631,443	10,179	Quality Systems Inc	12,663	695
	$ 12,983		Quest Software Inc (a)	103,100	2,079
Oil & Gas - 9.93%					$ 54,037
Apache Corp	153,440	14,666	Telecommunications - 4.86%
Berry Petroleum Co	137,012	4,086	AT&T Inc	578,250	15,000
Chevron Corp	382,208	29,128	China Mobile Ltd ADR	40,575	2,067
CNOOC Ltd ADR	21,655	3,647	Cisco Systems Inc (a)	580,900	13,401
Devon Energy Corp	126,225	7,888	Frontier Communications Corp	82,435	630
Exxon Mobil Corp	132,233	7,892	Polycom Inc (a)	68,367	2,029
Nabors Industries Ltd (a)	75,676	1,393	Qualcomm Inc	66,150	2,519
Occidental Petroleum Corp	241,818	18,845	Verizon Communications Inc	343,425	9,980
Total SA ADR	113,775	5,760			$ 45,626
	$ 93,305		Toys, Games & Hobbies - 0.51%
Oil & Gas Services - 0.21%			Mattel Inc	226,685	4,797
Natural Gas Services Group Inc (a)	91,997	1,523
Schlumberger Ltd	6,980	416	Transportation - 2.40%
	$ 1,939		Con-way Inc	103,682	3,493
Pharmaceuticals - 4.89%			Expeditors International of Washington Inc	379,658	16,189
Allergan Inc/United States	222,130	13,563	Union Pacific Corp	37,825	2,824
Bristol-Myers Squibb Co	292,093	7,279			$ 22,506
Forest Laboratories Inc (a)	100,179	2,780	Trucking & Leasing - 0.20%
McKesson Corp	203,607	12,790	Greenbrier Cos Inc (a)	140,101	1,830
Medicis Pharmaceutical Corp	37,400	948
Obagi Medical Products Inc (a)	106,778	1,241	Water - 0.36%
Teva Pharmaceutical Industries Ltd ADR	20,120	983	California Water Service Group	95,800	3,406
VCA Antech Inc (a)	213,862	4,457
Watson Pharmaceuticals Inc (a)	47,632	1,929	TOTAL COMMON STOCKS		$ 906,806
	$ 45,970			Maturity
Publicly Traded Investment Fund - 0.08%				Amount
iShares Russell 3000 Index Fund	11,800	766	REPURCHASE AGREEMENTS - 2.59%	(000's)	Value (000's)
			Banks - 2.59%
REITS - 2.42%			Investment in Joint Trading Account; Bank of	$ 6,342	$ 6,342
Alexandria Real Estate Equities Inc	111,336	7,855	America Repurchase Agreement; 0.19%
Essex Property Trust Inc	22,235	2,337	dated 07/30/10 maturing 08/02/10
HCP Inc	242,535	8,603	(collateralized by US Treasury Notes;
Nationwide Health Properties Inc	104,213	3,899	$6,468,752; 1.38% - 3.63%; dated 05/15/12 -
	$ 22,694		08/15/19)
Retail - 6.93%
Copart Inc (a)	147,520	5,376
See accompanying notes			177

		Schedule of Investments
		Principal Capital Appreciation Fund
		July 31, 2010 (unaudited)

	Maturity
	Amount
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; Credit Suisse $	5,597	$ 5,597
Repurchase Agreement; 0.20% dated
07/30/10 maturing 08/02/10 (collateralized by
US Treasury Note; $5,709,099; 2.00%; dated
11/30/13)
Investment in Joint Trading Account; Deutsche	6,342	6,342
Bank Repurchase Agreement; 0.19% dated
07/30/10 maturing 08/02/10 (collateralized by
Sovereign Agency Issues; $6,468,751; 0.00%;
dated 08/11/10 - 01/24/11)
Investment in Joint Trading Account; Morgan	6,045	6,045
Stanley Repurchase Agreement; 0.20% dated
07/30/10 maturing 08/02/10 (collateralized by
Sovereign Agency Issues; $6,165,828; 3.00%
- 6.88%; dated 09/15/10 - 07/28/14)
		$ 24,326
TOTAL REPURCHASE AGREEMENTS		$ 24,326
Total Investments		$ 931,132
Other Assets in Excess of Liabilities, Net - 0.89%		$ 8,361
TOTAL NET ASSETS - 100.00%		$ 939,493

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 286,485
Unrealized Depreciation		(37,748)
Net Unrealized Appreciation (Depreciation)		$ 248,737
Cost for federal income tax purposes		$ 682,395
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		17.83%
Financial		16.58%
Consumer, Cyclical		13.89%
Technology		13.12%
Industrial		12.65%
Energy		10.14%
Communications		8.30%
Basic Materials		3.32%
Utilities		3.20%
Exchange Traded Funds		0.08%
Other Assets in Excess of Liabilities, Net		0.89%
TOTAL NET ASSETS		100.00%

See accompanying notes		178

		Schedule of Investments
		Principal LifeTime 2010 Fund
		July 31, 2010 (unaudited)

INVESTMENT COMPANIES - 100.41%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 100.41%
Bond & Mortgage Securities Fund (a)	19,902,282	$ 204,993
Bond Market Index Fund (a),(b)	5,086,590	53,765
Core Plus Bond Fund I (a)	17,597,736	199,734
Diversified Real Asset Fund (a)	2,440,694	24,871
Global Diversified Income Fund (a)	5,099,971	64,515
High Yield Fund I (a)	5,358,331	58,781
Inflation Protection Fund (a)	9,491,679	74,605
International Emerging Markets Fund (a)	1,731,889	39,487
International Equity Index Fund (a),(b)	2,264,797	21,357
International Fund I (a)	3,776,509	38,218
International Growth Fund (a)	7,939,472	62,007
International Value Fund I (a)	5,890,391	60,965
LargeCap Growth Fund (a)	8,618,003	59,723
LargeCap Growth Fund I (a)	16,000,313	123,202
LargeCap S&P 500 Index Fund (a)	13,170,398	101,939
LargeCap Value Fund (a)	6,962,523	57,441
LargeCap Value Fund I (a)	11,673,399	110,781
MidCap Growth Fund III (a),(b)	2,864,360	24,548
MidCap Value Fund I (a)	2,261,349	25,327
Preferred Securities Fund (a)	6,423,144	61,598
Real Estate Securities Fund (a)	6,809,314	101,731
Short-Term Income Fund (a)	6,096,881	73,467
SmallCap Growth Fund I (a)	2,714,105	23,016
SmallCap Value Fund II (a)	2,823,381	22,813
	$ 1,688,884
TOTAL INVESTMENT COMPANIES	$ 1,688,884
Total Investments	$ 1,688,884
Liabilities in Excess of Other Assets, Net - (0.41)%	$ (6,958)
TOTAL NET ASSETS - 100.00%	$ 1,681,926

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 88,194
Unrealized Depreciation		(217,115)
Net Unrealized Appreciation (Depreciation)	$ (128,921)
Cost for federal income tax purposes	$ 1,817,805
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		47.05%
Domestic Equity Funds		38.68%
International Equity Funds		13.20%
Specialty Funds		1.48%
Liabilities in Excess of Other Assets, Net		(0.41)%
TOTAL NET ASSETS		100.00%

See accompanying notes		179

Schedule of Investments
Principal LifeTime 2010 Fund
July 31, 2010 (unaudited)

Affiliated Securities	October 31, 2009		Purchases(a)		Sales(a)		July 31, 2010
		Cost		Cost		Proceeds		Cost
	Shares	(000's)	Shares	(000's)	Shares	(000's)	Shares	(000's)
Bond & Mortgage Securities Fund	27,634,216	$ 297,533	1,305,640	$ 12,913	9,037,574	$ 89,860	19,902,282	$ 214,906
Bond Market Index Fund	—	—	5,575,516	56,481	488,926	5,012	5,086,590	51,508
Core Plus Bond Fund I	17,097,440	180,554	3,106,300	34,261	2,606,004	29,009	17,597,736	185,994
Disciplined LargeCap Blend Fund	12,973,709	187,443	351,569	3,906	13,325,278	149,462	—	—
Diversified Real Asset Fund	—	—	2,440,694	24,406	—	—	2,440,694	24,406
Global Diversified Income Fund	2,903,790	29,105	2,624,896	32,063	428,715	5,266	5,099,971	55,901
High Yield Fund I	5,244,939	51,450	745,661	7,646	632,269	6,648	5,358,331	52,466
Inflation Protection Fund	8,089,712	75,237	2,427,980	18,960	1,026,013	7,905	9,491,679	86,085
International Emerging Markets Fund	1,828,014	48,644	84,522	1,875	180,647	3,946	1,731,889	46,462
International Equity Index Fund	—	—	2,510,068	23,437	245,271	2,286	2,264,797	21,106
International Fund I	6,218,199	73,716	264,351	2,776	2,706,041	26,874	3,776,509	52,394
International Growth Fund	8,316,752	111,016	449,066	3,609	826,346	6,459	7,939,472	106,474
International Value Fund I	6,031,943	54,697	487,473	5,232	629,025	6,460	5,890,391	53,477
LargeCap Blend Fund I	10,641,872	100,652	393,714	2,807	11,035,586	103,483	—	—
LargeCap Growth Fund	9,156,078	67,402	342,112	2,362	880,187	6,088	8,618,003	63,672
LargeCap Growth Fund I	9,638,360	80,508	7,792,400	61,383	1,430,447	10,995	16,000,313	130,849
LargeCap S&P 500 Index Fund	—	—	13,997,776	133,825	827,378	6,407	13,170,398	127,393
LargeCap Value Fund	4,808,865	51,495	2,835,302	24,015	681,644	5,651	6,962,523	69,894
LargeCap Value Fund I	4,227,957	53,315	8,542,636	84,285	1,097,194	10,559	11,673,399	127,013
LargeCap Value Fund III	4,473,299	51,987	132,138	1,218	4,605,437	43,153	—	—
MidCap Growth Fund III	3,028,299	17,903	106,042	887	269,981	2,271	2,864,360	16,435
MidCap Value Fund I	2,366,441	19,182	104,452	1,122	209,544	2,271	2,261,349	17,981
Money Market Fund	4,161,570	4,162	51,356,191	71,583	55,517,761	55,518	—	—
Preferred Securities Fund	12,258,698	129,109	581,242	5,329	6,416,796	59,781	6,423,144	69,235
Real Estate Securities Fund	8,842,836	142,077	471,585	6,286	2,505,107	35,667	6,809,314	111,370
Short-Term Income Fund	—	—	6,413,772	76,599	316,891	3,794	6,096,881	72,809
SmallCap Growth Fund I	1,863,690	22,819	1,101,606	8,769	251,191	2,053	2,714,105	29,519
SmallCap S&P 600 Index Fund	1,261,937	22,115	32,500	405	1,294,437	16,472	—	—
SmallCap Value Fund	942,825	18,071	15,901	199	958,726	12,674	—	—
SmallCap Value Fund I	246,346	3,307	10,378	121	256,724	3,052	—	—
SmallCap Value Fund II	—	—	3,044,174	24,100	220,793	1,761	2,823,381	22,345
Ultra Short Bond Fund	7,119,381	70,500	2,706	19	7,122,087	70,385	—	—

		$ 1,963,999		$ 732,879		$ 791,222		$ 1,809,694

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Fund	$ 7,785		$ (5,680)			$ —
Bond Market Index Fund		—			39			—
Core Plus Bond Fund I		6,999			188			57
Disciplined LargeCap Blend Fund		1,978			(41,887)			—
Diversified Real Asset Fund		39			—			—
Global Diversified Income Fund		5,274			(1)			19
High Yield Fund I		5,049			18			—
Inflation Protection Fund		1,055			(207)			—
International Emerging Markets Fund		342			(111)			—
International Equity Index Fund		—			(45)			—
International Fund I		1,011			2,776			—
International Growth Fund		1,107			(1,692)			—
International Value Fund I		2,471			8			258
LargeCap Blend Fund I		1,786			24			—
LargeCap Growth Fund		11			(4)			—
LargeCap Growth Fund I		49			(47)			—
LargeCap S&P 500 Index Fund		—			(25)			—
LargeCap Value Fund		786			35			—
LargeCap Value Fund I		543			(28)			—
LargeCap Value Fund III		674			(10,052)			—
MidCap Growth Fund III		—			(84)			—
MidCap Value Fund I		235			(52)			—
Money Market Fund		—			(20,227)			—
Preferred Securities Fund		4,377			(5,422)			—
Real Estate Securities Fund		1,890			(1,326)			—
Short-Term Income Fund		575			4			—
SmallCap Growth Fund I		1			(16)			—
SmallCap S&P 600 Index Fund		132			(6,048)			—
SmallCap Value Fund		108			(5,596)			—
SmallCap Value Fund I		30			(376)			—
SmallCap Value Fund II		—			6			—
See accompanying notes			180

Schedule of Investments
Principal LifeTime 2010 Fund
July 31, 2010 (unaudited)

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000's)	(000's)	(000's)
Ultra Short Bond Fund	$ 15	$ (134)	$ —
	$ 44,322	$ (95,962)	$ 334

(a) Purchases and Sales include transactions related to the acquisition of the Ultra Short Bond Fund by the Money Market Fund as well as the acquisition of the
LargeCap Blend Fund I by the LargeCap S&P 500 Index Fund.

See accompanying notes		181

		Schedule of Investments
		Principal LifeTime 2015 Fund
		July 31, 2010 (unaudited)

INVESTMENT COMPANIES - 99.76%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 99.76%
Bond & Mortgage Securities Fund (a)	4,573,103	$ 47,103
Bond Market Index Fund (a),(b)	1,318,071	13,932
Core Plus Bond Fund I (a)	4,111,022	46,660
Diversified Real Asset Fund (a)	626,826	6,387
Global Diversified Income Fund (a)	989,657	12,519
High Yield Fund I (a)	2,053,407	22,526
Inflation Protection Fund (a)	920,167	7,233
International Emerging Markets Fund (a)	661,061	15,072
International Equity Index Fund (a),(b)	840,773	7,929
International Fund I (a)	1,225,015	12,397
International Growth Fund (a)	2,596,418	20,278
International Value Fund I (a)	2,041,823	21,133
LargeCap Growth Fund (a)	2,699,369	18,707
LargeCap Growth Fund I (a)	4,930,348	37,964
LargeCap S&P 500 Index Fund (a)	4,277,081	33,105
LargeCap Value Fund (a)	2,129,352	17,567
LargeCap Value Fund I (a)	3,691,079	35,028
MidCap Growth Fund III (a),(b)	874,750	7,497
MidCap Value Fund I (a)	679,049	7,605
Preferred Securities Fund (a)	1,399,871	13,425
Real Estate Securities Fund (a)	1,634,234	24,415
Short-Term Income Fund (a)	570,568	6,875
SmallCap Growth Fund I (a)	908,314	7,703
SmallCap Value Fund II (a)	905,990	7,320
	$ 450,380
TOTAL INVESTMENT COMPANIES	$ 450,380
Total Investments	$ 450,380
Other Assets in Excess of Liabilities, Net - 0.24%	$ 1,076
TOTAL NET ASSETS - 100.00%	$ 451,456

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 54,514
Unrealized Depreciation		(7,300)
Net Unrealized Appreciation (Depreciation)	$ 47,214
Cost for federal income tax purposes	$ 403,166
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		43.61%
Fixed Income Funds		37.71%
International Equity Funds		17.02%
Specialty Funds		1.42%
Other Assets in Excess of Liabilities, Net		0.24%
TOTAL NET ASSETS		100.00%

See accompanying notes		182

Schedule of Investments
Principal LifeTime 2015 Fund
July 31, 2010 (unaudited)

Affiliated Securities	October 31, 2009		Purchases(a)		Sales(a)		July 31, 2010
		Cost		Cost		Proceeds		Cost
	Shares	(000's)	Shares	(000's)	Shares	(000's)	Shares	(000's)
Bond & Mortgage Securities Fund	4,439,308	$ 39,457	1,652,675	$ 16,313	1,518,880	$ 15,217	4,573,103	$ 40,706
Bond Market Index Fund	—	—	1,360,061	13,917	41,990	429	1,318,071	13,489
Core Plus Bond Fund I	3,770,543	39,282	1,484,682	16,373	1,144,203	12,716	4,111,022	43,030
Disciplined LargeCap Blend Fund	2,972,649	28,720	305,660	3,399	3,278,309	36,763	—	—
Diversified Real Asset Fund	—	—	626,826	6,268	—	—	626,826	6,268
Global Diversified Income Fund	—	—	1,004,082	12,300	14,425	177	989,657	12,121
High Yield Fund I	1,452,846	12,439	654,201	6,823	53,640	565	2,053,407	18,697
Inflation Protection Fund	614,269	4,505	341,519	2,627	35,621	275	920,167	6,857
International Emerging Markets Fund	525,104	8,143	151,707	3,346	15,750	342	661,061	11,147
International Equity Index Fund	—	—	867,234	8,009	26,461	249	840,773	7,758
International Fund I	1,525,175	14,380	370,529	3,843	670,689	6,521	1,225,015	11,713
International Growth Fund	1,966,665	13,531	701,640	5,591	71,887	560	2,596,418	18,562
International Value Fund I	1,523,904	12,799	572,836	6,040	54,917	559	2,041,823	18,279
LargeCap Blend Fund I	2,509,794	15,595	286,189	2,058	2,795,983	17,653	—	—
LargeCap Growth Fund	2,051,005	12,117	724,157	5,013	75,793	534	2,699,369	16,596
LargeCap Growth Fund I	2,057,074	11,897	3,011,019	23,569	137,745	1,073	4,930,348	34,392
LargeCap S&P 500 Index Fund	—	—	4,366,020	31,711	88,939	698	4,277,081	31,013
LargeCap Value Fund	1,087,248	8,062	1,104,923	9,288	62,819	529	2,129,352	16,821
LargeCap Value Fund I	976,102	8,048	2,824,392	27,769	109,415	1,069	3,691,079	34,748
LargeCap Value Fund III	1,007,011	8,057	105,842	978	1,112,853	10,497	—	—
MidCap Growth Fund III	685,875	4,415	210,558	1,772	21,683	186	874,750	6,001
MidCap Value Fund I	523,115	4,430	173,318	1,877	17,384	193	679,049	6,114
Money Market Fund	4,512,633	4,513	1,463,956	1,464	5,976,589	5,977	—	—
Preferred Securities Fund	405,484	3,459	1,213,676	11,603	219,289	2,002	1,399,871	13,035
Real Estate Securities Fund	1,854,439	18,556	598,817	7,986	819,022	12,058	1,634,234	14,991
Short-Term Income Fund	—	—	582,951	6,964	12,383	148	570,568	6,816
SmallCap Growth Fund I	427,815	2,719	502,551	4,030	22,052	184	908,314	6,565
SmallCap S&P 600 Index Fund	350,843	3,693	33,669	419	384,512	4,899	—	—
SmallCap Value Fund	122,862	1,396	12,886	161	135,748	1,845	—	—
SmallCap Value Fund I	130,237	1,331	11,468	134	141,705	1,688	—	—
SmallCap Value Fund II	—	—	929,144	7,348	23,154	188	905,990	7,160

		$ 281,544		$ 248,993		$ 135,794		$ 402,879

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Fund	$ 1,533		$ 153			$ —
Bond Market Index Fund		—			1			—
Core Plus Bond Fund I		1,560			91			12
Disciplined LargeCap Blend Fund		477			4,644			—
Diversified Real Asset Fund		10			—			—
Global Diversified Income Fund		115			(2)			—
High Yield Fund I		1,470			—			—
Inflation Protection Fund		102			—			—
International Emerging Markets Fund		103			—			—
International Equity Index Fund		—			(2)			—
International Fund I		262			11			—
International Growth Fund		277			—			—
International Value Fund I		657			(1)			68
LargeCap Blend Fund I		451			—			—
LargeCap Growth Fund		3			—			—
LargeCap Growth Fund I		11			(1)			—
LargeCap S&P 500 Index Fund		—			—			—
LargeCap Value Fund		187			—			—
LargeCap Value Fund I		132			—			—
LargeCap Value Fund III		159			1,462			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		55			—			—
Money Market Fund		—			—			—
Preferred Securities Fund		369			(25)			—
Real Estate Securities Fund		448			507			—
Short-Term Income Fund		62			—			—
SmallCap Growth Fund I		—			—			—
SmallCap S&P 600 Index Fund		39			787			—
SmallCap Value Fund		15			288			—
SmallCap Value Fund I		17			223			—
SmallCap Value Fund II		—			—			—

See accompanying notes			183

Schedule of Investments
Principal LifeTime 2015 Fund
July 31, 2010 (unaudited)

	Realized Gain/Loss	Realized Gain/Loss from
Dividends	on Investments	Other Investment Companies
(000's)	(000's)	(000's)
$ 8,514	$ 8,136	$ 80

(a) Purchases and Sales include transactions related to the acquisition of the LargeCap Blend Fund I by the LargeCap S&P 500 Index Fund.

See accompanying notes	184

		Schedule of Investments
		Principal LifeTime 2020 Fund
		July 31, 2010 (unaudited)

INVESTMENT COMPANIES - 100.31%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 100.31%
Bond & Mortgage Securities Fund (a)	49,606,554	$ 510,948
Bond Market Index Fund (a),(b)	12,915,871	136,521
Core Plus Bond Fund I (a)	38,842,534	440,863
Diversified Real Asset Fund (a)	4,969,032	50,634
High Yield Fund I (a)	23,085,186	253,244
International Emerging Markets Fund (a)	6,129,523	139,753
International Equity Index Fund (a),(b)	8,252,587	77,822
International Fund I (a)	13,597,086	137,603
International Growth Fund (a)	28,266,139	220,759
International Value Fund I (a)	21,236,677	219,800
LargeCap Growth Fund (a)	29,969,573	207,689
LargeCap Growth Fund I (a)	56,845,717	437,712
LargeCap S&P 500 Index Fund (a)	36,765,562	284,565
LargeCap Value Fund (a)	25,740,897	212,362
LargeCap Value Fund I (a)	44,746,093	424,640
MidCap Growth Fund III (a),(b)	9,583,598	82,131
MidCap Value Fund I (a)	7,038,980	78,837
Preferred Securities Fund (a)	15,256,170	146,307
Real Estate Securities Fund (a)	14,447,726	215,849
SmallCap Growth Fund I (a)	11,975,966	101,556
SmallCap Value Fund II (a)	10,689,590	86,372
	$ 4,465,967
TOTAL INVESTMENT COMPANIES	$ 4,465,967
Total Investments	$ 4,465,967
Liabilities in Excess of Other Assets, Net - (0.31)%	$ (13,647)
TOTAL NET ASSETS - 100.00%	$ 4,452,320

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 207,311
Unrealized Depreciation		(581,997)
Net Unrealized Appreciation (Depreciation)	$ (374,686)
Cost for federal income tax purposes	$ 4,840,653
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		47.87%
Fixed Income Funds		33.42%
International Equity Funds		17.88%
Specialty Funds		1.14%
Liabilities in Excess of Other Assets, Net		(0.31)%
TOTAL NET ASSETS		100.00%

See accompanying notes		185

Schedule of Investments
Principal LifeTime 2020 Fund
July 31, 2010 (unaudited)

Affiliated Securities	October 31, 2009		Purchases(a)		Sales(a)		July 31, 2010
		Cost		Cost		Proceeds		Cost
	Shares	(000's)	Shares	(000's)	Shares	(000's)	Shares	(000's)
Bond & Mortgage Securities Fund	53,885,169	$ 576,986	3,887,597	$ 38,525	8,166,212	$ 80,481	49,606,554	$ 532,046
Bond Market Index Fund	—	—	13,476,100	137,053	560,229	5,749	12,915,871	131,325
Core Plus Bond Fund I	33,106,275	350,072	8,101,300	89,383	2,365,041	26,180	38,842,534	413,297
Disciplined LargeCap Blend Fund	39,892,865	553,354	1,304,686	14,485	41,197,551	462,412	—	—
Diversified Real Asset Fund	—	—	4,969,032	49,688	—	—	4,969,032	49,688
High Yield Fund I	20,887,746	206,241	3,359,942	34,576	1,162,502	12,218	23,085,186	228,605
International Emerging Markets Fund	6,028,157	152,784	449,638	10,026	348,272	7,575	6,129,523	155,213
International Equity Index Fund	—	—	8,680,349	81,408	427,762	3,945	8,252,587	77,454
International Fund I	20,877,566	243,407	1,300,242	13,610	8,580,722	85,403	13,597,086	179,813
International Growth Fund	27,581,935	353,128	2,301,077	18,510	1,616,873	12,603	28,266,139	359,033
International Value Fund I	20,217,987	180,211	2,247,203	24,015	1,228,513	12,604	21,236,677	191,596
LargeCap Blend Fund I	32,338,150	289,540	1,391,043	9,932	33,729,193	299,476	—	—
LargeCap Growth Fund	29,697,315	213,775	2,064,400	14,454	1,792,142	12,294	29,969,573	215,928
LargeCap Growth Fund I	32,271,873	261,066	27,269,729	215,082	2,695,885	20,547	56,845,717	455,568
LargeCap S&P 500 Index Fund	—	—	38,188,087	356,731	1,422,525	10,923	36,765,562	345,723
LargeCap Value Fund	16,243,283	168,588	10,835,821	92,168	1,338,207	11,006	25,740,897	249,774
LargeCap Value Fund I	14,095,111	171,571	32,668,877	322,142	2,017,895	19,261	44,746,093	474,497
LargeCap Value Fund III	14,907,493	169,097	533,424	4,918	15,440,917	145,711	—	—
MidCap Growth Fund III	9,505,407	81,349	595,200	5,065	517,009	4,295	9,583,598	82,142
MidCap Value Fund I	6,912,847	79,416	527,049	5,755	400,916	4,295	7,038,980	80,882
Preferred Securities Fund	26,158,784	267,877	1,446,453	13,308	12,349,067	114,787	15,256,170	160,992
Real Estate Securities Fund	17,388,784	280,719	1,541,901	20,872	4,482,959	64,130	14,447,726	234,821
SmallCap Growth Fund I	7,797,219	89,261	4,650,299	37,127	471,552	3,803	11,975,966	122,600
SmallCap S&P 600 Index Fund	5,068,940	84,529	124,777	1,553	5,193,717	66,118	—	—
SmallCap Value Fund	4,008,799	70,678	74,454	928	4,083,253	54,080	—	—
SmallCap Value Fund I	964,790	13,246	47,235	550	1,012,025	12,034	—	—
SmallCap Value Fund II	—	—	11,059,919	87,280	370,329	2,932	10,689,590	84,368

		$ 4,856,895		$ 1,699,144		$ 1,554,862		$ 4,825,365

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Fund	$ 15,877		$ (2,984)			$ —
Bond Market Index Fund		—			21			—
Core Plus Bond Fund I		14,105			22			111
Disciplined LargeCap Blend Fund		6,114			(105,427)			—
Diversified Real Asset Fund		79			—			—
High Yield Fund I		20,235			6			—
International Emerging Markets Fund		1,135			(22)			—
International Equity Index Fund		—			(9)			—
International Fund I		3,415			8,199			—
International Growth Fund		3,694			(2)			—
International Value Fund I		8,328			(26)			871
LargeCap Blend Fund I		5,472			4			—
LargeCap Growth Fund		36			(7)			—
LargeCap Growth Fund I		164			(33)			—
LargeCap S&P 500 Index Fund		—			(85)			—
LargeCap Value Fund		2,670			24			—
LargeCap Value Fund I		1,819			45			—
LargeCap Value Fund III		2,258			(28,304)			—
MidCap Growth Fund III		—			23			—
MidCap Value Fund I		690			6			—
Preferred Securities Fund		9,660			(5,406)			—
Real Estate Securities Fund		3,853			(2,640)			—
SmallCap Growth Fund I		3			15			—
SmallCap S&P 600 Index Fund		536			(19,964)			—
SmallCap Value Fund		460			(17,526)			—
SmallCap Value Fund I		120			(1,762)			—
SmallCap Value Fund II		—			20			—
	$ 100,723		$ (175,812)			$ 982

(a) Purchases and Sales include transactions related to the acquisition of the LargeCap Blend Fund I by the LargeCap S&P 500 Index Fund.

See accompanying notes			186

		Schedule of Investments
		Principal LifeTime 2025 Fund
		July 31, 2010 (unaudited)

INVESTMENT COMPANIES - 99.76%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 99.76%
Bond & Mortgage Securities Fund (a)	4,087,820	$ 42,105
Bond Market Index Fund (a),(b)	1,104,621	11,676
Core Plus Bond Fund I (a)	3,692,785	41,913
Diversified Real Asset Fund (a)	563,823	5,745
High Yield Fund I (a)	2,476,007	27,162
International Emerging Markets Fund (a)	879,889	20,062
International Equity Index Fund (a),(b)	912,549	8,605
International Fund I (a)	1,673,332	16,934
International Growth Fund (a)	3,449,436	26,940
International Value Fund I (a)	2,682,179	27,761
LargeCap Growth Fund (a)	3,859,806	26,748
LargeCap Growth Fund I (a)	6,817,669	52,496
LargeCap S&P 500 Index Fund (a)	5,164,928	39,977
LargeCap Value Fund (a)	3,119,414	25,735
LargeCap Value Fund I (a)	5,110,614	48,500
MidCap Growth Fund III (a),(b)	1,159,856	9,940
MidCap Value Fund I (a)	897,404	10,051
Preferred Securities Fund (a)	1,359,772	13,040
Real Estate Securities Fund (a)	1,514,266	22,623
SmallCap Growth Fund I (a)	1,202,856	10,200
SmallCap Value Fund II (a)	1,191,096	9,624
	$ 497,837
TOTAL INVESTMENT COMPANIES	$ 497,837
Total Investments	$ 497,837
Other Assets in Excess of Liabilities, Net - 0.24%	$ 1,199
TOTAL NET ASSETS - 100.00%	$ 499,036

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 58,349
Unrealized Depreciation		(10,689)
Net Unrealized Appreciation (Depreciation)	$ 47,660
Cost for federal income tax purposes	$ 450,177
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		51.28%
Fixed Income Funds		27.23%
International Equity Funds		20.10%
Specialty Funds		1.15%
Other Assets in Excess of Liabilities, Net		0.24%
TOTAL NET ASSETS		100.00%

See accompanying notes		187

Schedule of Investments
Principal LifeTime 2025 Fund
July 31, 2010 (unaudited)

Affiliated Securities	October 31, 2009		Purchases(a)		Sales(a)		July 31, 2010
		Cost		Cost		Proceeds		Cost
	Shares	(000's)	Shares	(000's)	Shares	(000's)	Shares	(000's)
Bond & Mortgage Securities Fund	3,301,586	$ 29,458	1,492,990	$ 14,768	706,756	$ 7,057	4,087,820	$ 37,206
Bond Market Index Fund	—	—	1,120,157	11,470	15,536	160	1,104,621	11,310
Core Plus Bond Fund I	2,766,024	28,884	1,338,785	14,776	412,024	4,554	3,692,785	39,106
Disciplined LargeCap Blend Fund	3,482,551	33,955	339,316	3,777	3,821,867	42,874	—	—
Diversified Real Asset Fund	—	—	563,823	5,638	—	—	563,823	5,638
High Yield Fund I	1,650,775	14,222	855,880	8,935	30,648	323	2,476,007	22,834
International Emerging Markets Fund	660,053	10,432	230,118	5,071	10,282	219	879,889	15,284
International Equity Index Fund	—	—	929,350	8,758	16,801	151	912,549	8,606
International Fund I	1,739,205	17,089	530,417	5,480	596,290	5,918	1,673,332	16,640
International Growth Fund	2,424,752	16,823	1,072,183	8,527	47,499	359	3,449,436	24,991
International Value Fund I	1,855,027	15,638	863,519	9,069	36,367	359	2,682,179	24,348
LargeCap Blend Fund I	2,944,572	18,442	316,166	2,274	3,260,738	20,716	—	—
LargeCap Growth Fund	2,771,403	16,531	1,139,474	7,908	51,071	348	3,859,806	24,091
LargeCap Growth Fund I	2,813,213	16,454	4,091,562	31,980	87,106	662	6,817,669	47,772
LargeCap S&P 500 Index Fund	—	—	5,218,972	38,112	54,044	412	5,164,928	37,698
LargeCap Value Fund	1,482,510	11,074	1,678,128	14,132	41,224	337	3,119,414	24,869
LargeCap Value Fund I	1,329,864	11,058	3,849,434	37,836	68,684	652	5,110,614	48,242
LargeCap Value Fund III	1,371,241	11,071	134,475	1,243	1,505,716	14,214	—	—
MidCap Growth Fund III	847,662	5,531	326,773	2,762	14,579	122	1,159,856	8,171
MidCap Value Fund I	648,637	5,553	260,070	2,829	11,303	122	897,404	8,260
Preferred Securities Fund	449,763	3,855	1,080,392	10,319	170,383	1,555	1,359,772	12,615
Real Estate Securities Fund	1,638,735	16,561	619,662	8,305	744,131	10,982	1,514,266	14,265
SmallCap Growth Fund I	634,219	4,077	583,226	4,703	14,589	119	1,202,856	8,661
SmallCap S&P 600 Index Fund	302,008	3,200	25,031	311	327,039	4,166	—	—
SmallCap Value Fund	179,021	2,045	17,298	216	196,319	2,667	—	—
SmallCap Value Fund I	198,938	2,044	18,895	220	217,833	2,595	—	—
SmallCap Value Fund II	—	—	1,205,014	9,568	13,918	110	1,191,096	9,457

		$ 293,997		$ 268,987		$ 121,753		$ 450,064

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Fund	$ 1,176		$ 37			$ —
Bond Market Index Fund		—			—			—
Core Plus Bond Fund I		1,218			—			9
Disciplined LargeCap Blend Fund		558			5,142			—
Diversified Real Asset Fund		9			—			—
High Yield Fund I		1,667			—			—
International Emerging Markets Fund		129			—			—
International Equity Index Fund		—			(1)			—
International Fund I		299			(11)			—
International Growth Fund		341			—			—
International Value Fund I		799			—			83
LargeCap Blend Fund I		527			—			—
LargeCap Growth Fund		3			—			—
LargeCap Growth Fund I		15			—			—
LargeCap S&P 500 Index Fund		—			(2)			—
LargeCap Value Fund		255			—			—
LargeCap Value Fund I		179			—			—
LargeCap Value Fund III		217			1,900			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		67			—			—
Preferred Securities Fund		379			(4)			—
Real Estate Securities Fund		406			381			—
SmallCap Growth Fund I		—			—			—
SmallCap S&P 600 Index Fund		33			655			—
SmallCap Value Fund		22			406			—
SmallCap Value Fund I		26			331			—
SmallCap Value Fund II		—			(1)			—
	$ 8,325		$ 8,833			$ 92

(a) Purchases and Sales include transactions related to the acquisition of the LargeCap Blend Fund I by the LargeCap S&P 500 Index Fund.

See accompanying notes			188

		Schedule of Investments
		Principal LifeTime 2030 Fund
		July 31, 2010 (unaudited)

INVESTMENT COMPANIES - 100.30%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 100.30%
Bond & Mortgage Securities Fund (a)	26,041,616	$ 268,229
Bond Market Index Fund (a),(b)	8,187,402	86,541
Core Plus Bond Fund I (a)	20,025,430	227,289
Diversified Real Asset Fund (a)	4,277,109	43,584
High Yield Fund I (a)	20,309,008	222,790
International Emerging Markets Fund (a)	6,896,992	157,251
International Equity Index Fund (a),(b)	9,626,441	90,777
International Fund I (a)	14,152,906	143,227
International Growth Fund (a)	27,786,866	217,015
International Value Fund I (a)	20,973,035	217,071
LargeCap Growth Fund (a)	31,884,612	220,960
LargeCap Growth Fund I (a)	60,028,351	462,218
LargeCap S&P 500 Index Fund (a)	35,706,524	276,369
LargeCap Value Fund (a)	26,954,530	222,375
LargeCap Value Fund I (a)	46,690,142	443,090
MidCap Growth Fund III (a),(b)	9,733,103	83,413
MidCap Value Fund I (a)	7,662,968	85,825
Preferred Securities Fund (a)	13,281,446	127,369
Real Estate Securities Fund (a)	12,612,877	188,436
SmallCap Growth Fund I (a)	12,565,072	106,552
SmallCap Value Fund II (a)	10,386,146	83,920
	$ 3,974,301
TOTAL INVESTMENT COMPANIES	$ 3,974,301
Total Investments	$ 3,974,301
Liabilities in Excess of Other Assets, Net - (0.30)%	$ (12,061)
TOTAL NET ASSETS - 100.00%	$ 3,962,240

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 211,458
Unrealized Depreciation		(547,490)
Net Unrealized Appreciation (Depreciation)	$ (336,032)
Cost for federal income tax purposes	$ 4,310,333
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		54.85%
Fixed Income Funds		23.52%
International Equity Funds		20.83%
Specialty Funds		1.10%
Liabilities in Excess of Other Assets, Net		(0.30)%
TOTAL NET ASSETS		100.00%

See accompanying notes		189

Schedule of Investments
Principal LifeTime 2030 Fund
July 31, 2010 (unaudited)

Affiliated Securities	October 31, 2009		Purchases(a)		Sales(a)		July 31, 2010
		Cost		Cost		Proceeds		Cost
	Shares	(000's)	Shares	(000's)	Shares	(000's)	Shares	(000's)
Bond & Mortgage Securities Fund	27,391,152	$ 293,194	2,162,609	$ 21,443	3,512,145	$ 34,260	26,041,616	$ 278,485
Bond Market Index Fund	—	—	8,473,410	86,277	286,008	2,924	8,187,402	83,360
Core Plus Bond Fund I	16,519,583	174,393	4,790,813	52,886	1,284,966	14,190	20,025,430	213,090
Disciplined LargeCap Blend Fund	40,152,466	547,280	1,331,583	14,763	41,484,049	465,410	—	—
Diversified Real Asset Fund	—	—	4,277,109	42,769	—	—	4,277,109	42,769
High Yield Fund I	21,502,607	210,596	3,349,878	34,452	4,543,477	47,932	20,309,008	197,335
International Emerging Markets Fund	6,758,272	164,468	504,386	11,221	365,666	8,018	6,896,992	167,674
International Equity Index Fund	—	—	10,049,683	94,192	423,242	3,950	9,626,441	90,237
International Fund I	20,435,478	243,685	1,390,026	14,508	7,672,598	77,187	14,152,906	186,205
International Growth Fund	26,967,020	344,443	2,503,900	20,078	1,684,054	13,266	27,786,866	351,247
International Value Fund I	19,859,293	177,683	2,394,439	25,521	1,280,697	13,265	20,973,035	189,901
LargeCap Blend Fund I	31,743,807	280,885	1,396,746	9,963	33,140,553	290,856	—	—
LargeCap Growth Fund	31,454,862	228,450	2,310,358	16,150	1,880,608	13,044	31,884,612	231,547
LargeCap Growth Fund I	34,704,220	275,275	28,152,404	221,560	2,828,273	21,750	60,028,351	475,082
LargeCap S&P 500 Index Fund	—	—	37,159,402	344,369	1,452,878	11,266	35,706,524	333,072
LargeCap Value Fund	17,177,872	179,383	11,171,856	95,014	1,395,198	11,596	26,954,530	262,826
LargeCap Value Fund I	14,861,690	181,012	33,922,442	334,959	2,093,990	20,231	46,690,142	495,781
LargeCap Value Fund III	15,662,319	174,343	577,273	5,315	16,239,592	153,620	—	—
MidCap Growth Fund III	9,610,461	83,546	655,591	5,569	532,949	4,483	9,733,103	84,663
MidCap Value Fund I	7,497,878	87,694	579,501	6,320	414,411	4,483	7,662,968	89,567
Preferred Securities Fund	19,801,397	198,789	1,197,857	11,037	7,717,808	72,033	13,281,446	135,639
Real Estate Securities Fund	15,104,962	225,415	1,236,167	16,728	3,728,252	53,487	12,612,877	186,296
SmallCap Growth Fund I	9,993,702	104,006	3,074,408	24,603	503,038	4,084	12,565,072	124,511
SmallCap S&P 600 Index Fund	3,029,827	47,109	77,936	965	3,107,763	39,571	—	—
SmallCap Value Fund	2,969,105	50,317	73,509	914	3,042,614	40,807	—	—
SmallCap Value Fund I	2,821,387	45,909	79,588	924	2,900,975	34,533	—	—
SmallCap Value Fund II	—	—	10,751,279	84,886	365,133	2,926	10,386,146	81,986

		$ 4,317,875		$ 1,597,386		$ 1,459,172		$ 4,301,273

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Fund	$ 7,971		$ (1,892)			$ —
Bond Market Index Fund		—			7			—
Core Plus Bond Fund I		7,247			1			57
Disciplined LargeCap Blend Fund		6,175			(96,633)			—
Diversified Real Asset Fund		68			—			—
High Yield Fund I		20,888			219			—
International Emerging Markets Fund		1,276			3			—
International Equity Index Fund		—			(5)			—
International Fund I		3,353			5,199			—
International Growth Fund		3,622			(8)			—
International Value Fund I		8,207			(38)			859
LargeCap Blend Fund I		5,383			8			—
LargeCap Growth Fund		38			(9)			—
LargeCap Growth Fund I		178			(3)			—
LargeCap S&P 500 Index Fund		—			(31)			—
LargeCap Value Fund		2,834			25			—
LargeCap Value Fund I		1,925			41			—
LargeCap Value Fund III		2,381			(26,038)			—
MidCap Growth Fund III		—			31			—
MidCap Value Fund I		751			36			—
Preferred Securities Fund		7,891			(2,154)			—
Real Estate Securities Fund		3,344			(2,360)			—
SmallCap Growth Fund I		4			(14)			—
SmallCap S&P 600 Index Fund		321			(8,503)			—
SmallCap Value Fund		341			(10,424)			—
SmallCap Value Fund I		351			(12,300)			—
SmallCap Value Fund II		—			26			—
	$ 84,549		$ (154,816)			$ 916

(a) Purchases and Sales include transactions related to the acquisition of the LargeCap Blend Fund I by the LargeCap S&P 500 Index Fund.

See accompanying notes			190

		Schedule of Investments
		Principal LifeTime 2035 Fund
		July 31, 2010 (unaudited)

INVESTMENT COMPANIES - 99.66%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 99.66%
Bond & Mortgage Securities Fund (a)	1,453,741	$ 14,973
Bond Market Index Fund (a),(b)	231,115	2,443
Core Plus Bond Fund I (a)	1,292,214	14,667
Diversified Real Asset Fund (a)	279,758	2,851
High Yield Fund I (a)	1,565,288	17,171
International Emerging Markets Fund (a)	646,309	14,736
International Equity Index Fund (a),(b)	734,314	6,925
International Fund I (a)	1,226,199	12,409
International Growth Fund (a)	2,537,510	19,818
International Value Fund I (a)	1,870,834	19,363
LargeCap Growth Fund (a)	2,890,810	20,033
LargeCap Growth Fund I (a)	5,014,114	38,609
LargeCap S&P 500 Index Fund (a)	3,402,748	26,337
LargeCap Value Fund (a)	2,268,076	18,712
LargeCap Value Fund I (a)	3,810,766	36,164
MidCap Growth Fund III (a),(b)	851,232	7,295
MidCap Value Fund I (a)	658,584	7,376
Preferred Securities Fund (a)	795,971	7,633
Real Estate Securities Fund (a)	923,669	13,800
SmallCap Growth Fund I (a)	869,636	7,374
SmallCap Value Fund II (a)	858,237	6,935
	$ 315,624
TOTAL INVESTMENT COMPANIES	$ 315,624
Total Investments	$ 315,624
Other Assets in Excess of Liabilities, Net - 0.34%	$ 1,086
TOTAL NET ASSETS - 100.00%	$ 316,710

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 36,966
Unrealized Depreciation		(7,121)
Net Unrealized Appreciation (Depreciation)	$ 29,845
Cost for federal income tax purposes	$ 285,779
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		57.67%
International Equity Funds		23.13%
Fixed Income Funds		17.96%
Specialty Funds		0.90%
Other Assets in Excess of Liabilities, Net		0.34%
TOTAL NET ASSETS		100.00%

See accompanying notes		191

Schedule of Investments
Principal LifeTime 2035 Fund
July 31, 2010 (unaudited)

Affiliated Securities	October 31, 2009		Purchases(a)		Sales(a)		July 31, 2010
		Cost		Cost		Proceeds		Cost
	Shares	(000's)	Shares	(000's)	Shares	(000's)	Shares	(000's)
Bond & Mortgage Securities Fund	1,240,605	$ 10,970	578,641	$ 5,721	365,505	$ 3,655	1,453,741	$ 13,075
Bond Market Index Fund	—	—	235,022	2,381	3,907	40	231,115	2,341
Core Plus Bond Fund I	993,251	10,395	516,555	5,700	217,592	2,405	1,292,214	13,693
Disciplined LargeCap Blend Fund	2,343,281	22,735	226,539	2,518	2,569,820	28,870	—	—
Diversified Real Asset Fund	—	—	279,758	2,797	—	—	279,758	2,797
High Yield Fund I	1,024,341	8,857	556,135	5,804	15,188	162	1,565,288	14,499
International Emerging Markets Fund	479,991	7,532	171,903	3,782	5,585	125	646,309	11,189
International Equity Index Fund	—	—	742,211	6,965	7,897	75	734,314	6,890
International Fund I	1,313,271	13,309	401,224	4,132	488,296	4,837	1,226,199	12,570
International Growth Fund	1,748,835	11,449	814,727	6,469	26,052	208	2,537,510	17,710
International Value Fund I	1,255,592	10,578	635,038	6,647	19,796	207	1,870,834	17,018
LargeCap Blend Fund I	1,959,185	12,216	209,803	1,508	2,168,988	13,724	—	—
LargeCap Growth Fund	2,057,771	12,229	862,003	5,987	28,964	205	2,890,810	18,011
LargeCap Growth Fund I	2,069,271	12,100	2,991,488	23,402	46,645	365	5,014,114	35,137
LargeCap S&P 500 Index Fund	—	—	3,429,142	24,972	26,394	208	3,402,748	24,764
LargeCap Value Fund	1,098,558	8,166	1,192,019	10,042	22,501	188	2,268,076	18,020
LargeCap Value Fund I	983,812	8,154	2,862,922	28,142	35,968	351	3,810,766	35,945
LargeCap Value Fund III	1,016,332	8,164	99,758	921	1,116,090	10,527	—	—
MidCap Growth Fund III	613,275	3,988	246,171	2,082	8,214	70	851,232	6,000
MidCap Value Fund I	469,159	4,004	195,783	2,131	6,358	71	658,584	6,064
Preferred Securities Fund	217,780	1,841	642,049	6,131	63,858	584	795,971	7,394
Real Estate Securities Fund	794,330	8,022	330,896	4,443	201,557	2,937	923,669	9,598
SmallCap Growth Fund I	509,020	3,266	368,704	2,982	8,088	68	869,636	6,180
SmallCap S&P 600 Index Fund	140,022	1,482	12,399	154	152,421	1,942	—	—
SmallCap Value Fund	143,935	1,637	13,876	173	157,811	2,143	—	—
SmallCap Value Fund I	160,019	1,638	15,163	176	175,182	2,085	—	—
SmallCap Value Fund II	—	—	865,080	6,890	6,843	56	858,237	6,834

		$ 182,732		$ 173,052		$ 76,108		$ 285,729

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Fund	$ 438		$ 39			$ —
Bond Market Index Fund		—			—			—
Core Plus Bond Fund I		439			3			4
Disciplined LargeCap Blend Fund		375			3,617			—
Diversified Real Asset Fund		4			—			—
High Yield Fund I		1,034			—			—
International Emerging Markets Fund		94			—			—
International Equity Index Fund		—			—			—
International Fund I		226			(34)			—
International Growth Fund		247			—			—
International Value Fund I		542			—			56
LargeCap Blend Fund I		351			—			—
LargeCap Growth Fund		3			—			—
LargeCap Growth Fund I		11			—			—
LargeCap S&P 500 Index Fund		—			—			—
LargeCap Value Fund		189			—			—
LargeCap Value Fund I		133			—			—
LargeCap Value Fund III		161			1,442			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		49			—			—
Preferred Securities Fund		214			6			—
Real Estate Securities Fund		212			70			—
SmallCap Growth Fund I		—			—			—
SmallCap S&P 600 Index Fund		16			306			—
SmallCap Value Fund		17			333			—
SmallCap Value Fund I		21			271			—
SmallCap Value Fund II		—			—			—
	$ 4,776		$ 6,053			$ 60

(a) Purchases and Sales include transactions related to the acquisition of the LargeCap Blend Fund I by the LargeCap S&P 500 Index Fund.

See accompanying notes			192

		Schedule of Investments
		Principal LifeTime 2040 Fund
		July 31, 2010 (unaudited)

INVESTMENT COMPANIES - 100.24%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 100.24%
Bond & Mortgage Securities Fund (a)	7,090,982	$ 73,037
Bond Market Index Fund (a),(b)	2,358,158	24,926
Core Plus Bond Fund I (a)	5,984,834	67,928
Diversified Real Asset Fund (a)	1,845,921	18,810
High Yield Fund I (a)	11,789,821	129,334
International Emerging Markets Fund (a)	4,636,796	105,719
International Equity Index Fund (a),(b)	6,205,264	58,516
International Fund I (a)	9,421,065	95,341
International Growth Fund (a)	18,343,508	143,263
International Value Fund I (a)	14,006,699	144,969
LargeCap Growth Fund (a)	21,182,889	146,797
LargeCap Growth Fund I (a)	38,442,804	296,010
LargeCap S&P 500 Index Fund (a)	25,598,886	198,135
LargeCap Value Fund (a)	17,466,152	144,096
LargeCap Value Fund I (a)	30,003,311	284,732
MidCap Growth Fund III (a),(b)	6,096,191	52,244
MidCap Value Fund I (a)	4,769,982	53,424
Preferred Securities Fund (a)	6,750,140	64,734
Real Estate Securities Fund (a)	5,531,142	82,635
SmallCap Growth Fund I (a)	7,858,865	66,643
SmallCap Value Fund II (a)	6,857,224	55,406
	$ 2,306,699
TOTAL INVESTMENT COMPANIES	$ 2,306,699
Total Investments	$ 2,306,699
Liabilities in Excess of Other Assets, Net - (0.24)%	$ (5,475)
TOTAL NET ASSETS - 100.00%	$ 2,301,224

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 130,342
Unrealized Depreciation		(322,599)
Net Unrealized Appreciation (Depreciation)	$ (192,257)
Cost for federal income tax purposes	$ 2,498,956
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		59.97%
International Equity Funds		23.81%
Fixed Income Funds		15.64%
Specialty Funds		0.82%
Liabilities in Excess of Other Assets, Net		(0.24)%
TOTAL NET ASSETS		100.00%

See accompanying notes		193

Schedule of Investments
Principal LifeTime 2040 Fund
July 31, 2010 (unaudited)

Affiliated Securities	October 31, 2009		Purchases(a)		Sales(a)		July 31, 2010
		Cost		Cost		Proceeds		Cost
	Shares	(000's)	Shares	(000's)	Shares	(000's)	Shares	(000's)
Bond & Mortgage Securities Fund	6,708,987	$ 71,670	804,970	$ 7,991	422,975	$ 4,182	7,090,982	$ 75,442
Bond Market Index Fund	—	—	2,431,759	24,799	73,601	753	2,358,158	24,047
Core Plus Bond Fund I	5,181,372	54,391	1,177,222	13,009	373,760	4,133	5,984,834	63,267
Disciplined LargeCap Blend Fund	23,867,856	315,548	933,795	10,351	24,801,651	278,339	—	—
Diversified Real Asset Fund	—	—	1,845,921	18,458	—	—	1,845,921	18,458
High Yield Fund I	11,864,287	117,142	2,139,113	22,076	2,213,579	23,343	11,789,821	115,966
International Emerging Markets Fund	4,430,925	103,613	425,919	9,462	220,048	4,791	4,636,796	108,295
International Equity Index Fund	—	—	6,475,572	60,796	270,308	2,512	6,205,264	58,282
International Fund I	13,257,850	158,459	1,131,225	11,761	4,968,010	49,957	9,421,065	123,998
International Growth Fund	17,282,485	216,357	2,071,690	16,555	1,010,667	7,915	18,343,508	224,990
International Value Fund I	12,878,020	113,741	1,897,148	20,128	768,469	7,914	14,006,699	125,943
LargeCap Blend Fund I	19,439,650	166,864	966,133	6,899	20,405,783	173,767	—	—
LargeCap Growth Fund	20,305,621	145,764	2,013,227	14,061	1,135,959	7,840	21,182,889	151,985
LargeCap Growth Fund I	23,521,541	181,684	16,653,148	130,972	1,731,885	13,239	38,442,804	299,415
LargeCap S&P 500 Index Fund	—	—	26,508,318	234,873	909,432	7,007	25,598,886	227,844
LargeCap Value Fund	11,605,173	117,557	6,705,751	56,828	844,772	6,988	17,466,152	167,420
LargeCap Value Fund I	9,968,759	116,608	21,326,830	211,148	1,292,278	12,421	30,003,311	315,358
LargeCap Value Fund III	10,582,168	117,855	464,682	4,278	11,046,850	104,616	—	—
MidCap Growth Fund III	5,853,952	50,875	556,600	4,731	314,361	2,630	6,096,191	52,986
MidCap Value Fund I	4,538,025	52,533	478,519	5,226	246,562	2,654	4,769,982	55,112
Preferred Securities Fund	8,215,750	81,478	624,367	5,772	2,089,977	19,493	6,750,140	67,430
Real Estate Securities Fund	6,416,869	103,278	726,768	9,853	1,612,495	23,103	5,531,142	88,950
SmallCap Growth Fund I	6,111,748	62,315	2,059,057	16,517	311,940	2,516	7,858,865	76,319
SmallCap S&P 600 Index Fund	1,866,616	27,635	32,867	408	1,899,483	24,189	—	—
SmallCap Value Fund	1,937,013	31,636	36,908	459	1,973,921	26,561	—	—
SmallCap Value Fund I	1,854,396	30,385	60,923	706	1,915,319	22,800	—	—
SmallCap Value Fund II	—	—	7,089,964	56,102	232,740	1,847	6,857,224	54,276

		$ 2,437,388		$ 974,219		$ 835,510		$ 2,495,783

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Fund	$ 2,131		$ (37)			$ —
Bond Market Index Fund		—			1			—
Core Plus Bond Fund I		2,122			—			17
Disciplined LargeCap Blend Fund		3,685			(47,560)			—
Diversified Real Asset Fund		29			—			—
High Yield Fund I		11,562			91			—
International Emerging Markets Fund		841			11			—
International Equity Index Fund		—			(2)			—
International Fund I		2,189			3,735			—
International Growth Fund		2,336			(7)			—
International Value Fund I		5,350			(12)			559
LargeCap Blend Fund I		3,315			4			—
LargeCap Growth Fund		25			—			—
LargeCap Growth Fund I		121			(2)			—
LargeCap S&P 500 Index Fund		—			(22)			—
LargeCap Value Fund		1,924			23			—
LargeCap Value Fund I		1,298			23			—
LargeCap Value Fund III		1,617			(17,517)			—
MidCap Growth Fund III		—			10			—
MidCap Value Fund I		456			7			—
Preferred Securities Fund		3,606			(327)			—
Real Estate Securities Fund		1,442			(1,078)			—
SmallCap Growth Fund I		2			3			—
SmallCap S&P 600 Index Fund		197			(3,854)			—
SmallCap Value Fund		222			(5,534)			—
SmallCap Value Fund I		232			(8,291)			—
SmallCap Value Fund II		—			21			—
	$ 44,702		$ (80,314)			$ 576

(a) Purchases and Sales include transactions related to the acquisition of the LargeCap Blend Fund I by the LargeCap S&P 500 Index Fund.

See accompanying notes			194

		Schedule of Investments
		Principal LifeTime 2045 Fund
		July 31, 2010 (unaudited)

INVESTMENT COMPANIES - 99.57%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 99.57%
Bond & Mortgage Securities Fund (a)	284,976	$ 2,935
Bond Market Index Fund (a),(b)	42,954	454
Core Plus Bond Fund I (a)	252,988	2,871
Diversified Real Asset Fund (a)	105,573	1,076
High Yield Fund I (a)	692,775	7,600
International Emerging Markets Fund (a)	292,740	6,675
International Equity Index Fund (a),(b)	239,737	2,261
International Fund I (a)	556,830	5,635
International Growth Fund (a)	1,257,636	9,822
International Value Fund I (a)	949,266	9,825
LargeCap Growth Fund (a)	1,374,347	9,524
LargeCap Growth Fund I (a)	2,339,363	18,013
LargeCap S&P 500 Index Fund (a)	1,498,864	11,601
LargeCap Value Fund (a)	1,091,312	9,003
LargeCap Value Fund I (a)	1,778,342	16,877
MidCap Growth Fund III (a),(b)	398,893	3,419
MidCap Value Fund I (a)	308,408	3,454
Preferred Securities Fund (a)	280,337	2,688
Real Estate Securities Fund (a)	365,893	5,467
SmallCap Growth Fund I (a)	407,082	3,452
SmallCap Value Fund II (a)	402,898	3,255
	$ 135,907
TOTAL INVESTMENT COMPANIES	$ 135,907
Total Investments	$ 135,907
Other Assets in Excess of Liabilities, Net - 0.43%	$ 581
TOTAL NET ASSETS - 100.00%	$ 136,488

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 15,288
Unrealized Depreciation		(2,900)
Net Unrealized Appreciation (Depreciation)	$ 12,388
Cost for federal income tax purposes	$ 123,519
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		61.58%
International Equity Funds		25.08%
Fixed Income Funds		12.12%
Specialty Funds		0.79%
Other Assets in Excess of Liabilities, Net		0.43%
TOTAL NET ASSETS		100.00%

See accompanying notes		195

Schedule of Investments
Principal LifeTime 2045 Fund
July 31, 2010 (unaudited)

Affiliated Securities	October 31, 2009		Purchases(a)		Sales(a)		July 31, 2010
		Cost		Cost		Proceeds		Cost
	Shares	(000's)	Shares	(000's)	Shares	(000's)	Shares	(000's)
Bond & Mortgage Securities Fund	239,779	$ 2,105	154,053	$ 1,523	108,856	$ 1,092	284,976	$ 2,554
Bond Market Index Fund	—	—	43,780	444	826	8	42,954	436
Core Plus Bond Fund I	205,701	2,148	136,924	1,512	89,637	990	252,988	2,673
Disciplined LargeCap Blend Fund	944,579	9,022	129,503	1,437	1,074,082	12,068	—	—
Diversified Real Asset Fund	—	—	105,573	1,056	—	—	105,573	1,056
High Yield Fund I	424,593	3,639	277,414	2,908	9,232	99	692,775	6,448
International Emerging Markets Fund	200,838	3,111	95,667	2,115	3,765	83	292,740	5,143
International Equity Index Fund	—	—	243,666	2,385	3,929	36	239,737	2,349
International Fund I	487,629	4,498	187,166	1,917	117,965	1,255	556,830	5,188
International Growth Fund	803,222	5,494	471,938	3,761	17,524	137	1,257,636	9,118
International Value Fund I	588,893	5,075	373,647	3,937	13,274	139	949,266	8,873
LargeCap Blend Fund I	783,638	4,813	114,534	823	898,172	5,636	—	—
LargeCap Growth Fund	908,146	5,323	486,558	3,392	20,357	139	1,374,347	8,576
LargeCap Growth Fund I	927,777	5,369	1,440,005	11,273	28,419	217	2,339,363	16,425
LargeCap S&P 500 Index Fund	—	—	1,512,121	11,028	13,257	101	1,498,864	10,926
LargeCap Value Fund	488,157	3,574	617,550	5,222	14,395	119	1,091,312	8,677
LargeCap Value Fund I	436,541	3,568	1,362,409	13,382	20,608	196	1,778,342	16,754
LargeCap Value Fund III	452,086	3,573	63,348	584	515,434	4,852	—	—
MidCap Growth Fund III	265,972	1,703	138,549	1,176	5,628	47	398,893	2,832
MidCap Value Fund I	203,197	1,709	109,572	1,198	4,361	47	308,408	2,860
Preferred Securities Fund	44,969	376	252,277	2,409	16,909	154	280,337	2,632
Real Estate Securities Fund	291,544	2,898	152,356	2,057	78,007	1,134	365,893	3,864
SmallCap Growth Fund I	224,272	1,421	188,206	1,530	5,396	44	407,082	2,907
SmallCap S&P 600 Index Fund	55,375	580	7,143	88	62,518	796	—	—
SmallCap Value Fund	63,444	712	8,872	110	72,316	982	—	—
SmallCap Value Fund I	70,591	713	9,644	112	80,235	956	—	—
SmallCap Value Fund II	—	—	406,288	3,247	3,390	27	402,898	3,220

		$ 71,424		$ 80,626		$ 31,354		$ 123,511

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Fund	$ 89		$ 18			$ —
Bond Market Index Fund		—			—			—
Core Plus Bond Fund I		92			3			1
Disciplined LargeCap Blend Fund		155			1,609			—
Diversified Real Asset Fund		2			—			—
High Yield Fund I		438			—			—
International Emerging Markets Fund		40			—			—
International Equity Index Fund		—			—			—
International Fund I		83			28			—
International Growth Fund		119			—			—
International Value Fund I		267			—			27
LargeCap Blend Fund I		145			—			—
LargeCap Growth Fund		1			—			—
LargeCap Growth Fund I		5			—			—
LargeCap S&P 500 Index Fund		—			(1)			—
LargeCap Value Fund		86			—			—
LargeCap Value Fund I		60			—			—
LargeCap Value Fund III		73			695			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		22			—			—
Preferred Securities Fund		67			1			—
Real Estate Securities Fund		81			43			—
SmallCap Growth Fund I		—			—			—
SmallCap S&P 600 Index Fund		6			128			—
SmallCap Value Fund		8			160			—
SmallCap Value Fund I		9			131			—
SmallCap Value Fund II		—			—			—
	$ 1,848		$ 2,815			$ 28

(a) Purchases and Sales include transactions related to the acquisition of the LargeCap Blend Fund I by the LargeCap S&P 500 Index Fund.

See accompanying notes			196

		Schedule of Investments
		Principal LifeTime 2050 Fund
		July 31, 2010 (unaudited)

INVESTMENT COMPANIES - 100.06%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 100.06%
Bond & Mortgage Securities Fund (a)	1,012,966	$ 10,434
Bond Market Index Fund (a),(b)	234,426	2,478
Core Plus Bond Fund I (a)	1,120,641	12,719
Diversified Real Asset Fund (a)	843,180	8,592
High Yield Fund I (a)	4,919,241	53,964
International Emerging Markets Fund (a)	1,955,591	44,587
International Equity Index Fund (a),(b)	2,435,534	22,967
International Fund I (a)	4,160,300	42,102
International Growth Fund (a)	8,430,296	65,841
International Value Fund I (a)	6,432,716	66,579
LargeCap Growth Fund (a)	9,924,668	68,778
LargeCap Growth Fund I (a)	17,044,354	131,242
LargeCap S&P 500 Index Fund (a)	10,499,847	81,269
LargeCap Value Fund (a)	7,943,841	65,537
LargeCap Value Fund I (a)	13,125,042	124,557
MidCap Growth Fund III (a),(b)	2,896,399	24,822
MidCap Value Fund I (a)	2,188,690	24,513
Preferred Securities Fund (a)	2,290,592	21,967
Real Estate Securities Fund (a)	2,514,474	37,566
SmallCap Growth Fund I (a)	3,451,543	29,269
SmallCap Value Fund II (a)	3,038,922	24,554
	$ 964,337
TOTAL INVESTMENT COMPANIES	$ 964,337
Total Investments	$ 964,337
Liabilities in Excess of Other Assets, Net - (0.06)%	$ (588)
TOTAL NET ASSETS - 100.00%	$ 963,749

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 57,683
Unrealized Depreciation		(139,199)
Net Unrealized Appreciation (Depreciation)	$ (81,516)
Cost for federal income tax purposes	$ 1,045,853
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		63.51%
International Equity Funds		25.12%
Fixed Income Funds		10.54%
Specialty Funds		0.89%
Liabilities in Excess of Other Assets, Net		(0.06)%
TOTAL NET ASSETS		100.00%

See accompanying notes		197

Schedule of Investments
Principal LifeTime 2050 Fund
July 31, 2010 (unaudited)

Affiliated Securities	October 31, 2009		Purchases(a)		Sales(a)		July 31, 2010
		Cost		Cost		Proceeds		Cost
	Shares	(000's)	Shares	(000's)	Shares	(000's)	Shares	(000's)
Bond & Mortgage Securities Fund	930,790	$ 10,026	147,285	$ 1,463	65,109	$ 646	1,012,966	$ 10,835
Bond Market Index Fund	—	—	245,566	2,489	11,140	114	234,426	2,375
Core Plus Bond Fund I	907,915	9,402	270,209	2,986	57,483	637	1,120,641	11,751
Disciplined LargeCap Blend Fund	9,500,988	125,760	461,273	5,114	9,962,261	111,775	—	—
Diversified Real Asset Fund	—	—	843,180	8,431	—	—	843,180	8,431
High Yield Fund I	4,271,557	43,644	866,878	8,985	219,194	2,315	4,919,241	50,315
International Emerging Markets Fund	1,846,172	43,663	200,671	4,482	91,252	1,991	1,955,591	46,153
International Equity Index Fund	—	—	2,543,535	23,899	108,001	989	2,435,534	22,907
International Fund I	6,026,445	69,103	550,103	5,744	2,416,248	24,091	4,160,300	52,732
International Growth Fund	7,864,991	96,261	990,136	7,944	424,831	3,311	8,430,296	100,895
International Value Fund I	5,856,561	50,836	898,766	9,573	322,611	3,312	6,432,716	57,095
LargeCap Blend Fund I	7,934,997	67,885	464,985	3,325	8,399,982	71,212	—	—
LargeCap Growth Fund	9,424,775	66,460	983,593	6,900	483,700	3,333	9,924,668	70,026
LargeCap Growth Fund I	10,070,499	78,014	7,691,942	60,610	718,087	5,497	17,044,354	133,119
LargeCap S&P 500 Index Fund	—	—	10,860,875	96,047	361,028	2,783	10,499,847	93,243
LargeCap Value Fund	5,457,990	54,034	2,840,790	24,044	354,939	2,933	7,943,841	75,146
LargeCap Value Fund I	4,718,705	54,167	8,938,468	88,284	532,131	5,098	13,125,042	137,360
LargeCap Value Fund III	5,030,659	53,782	246,815	2,273	5,277,474	49,661	—	—
MidCap Growth Fund III	2,759,103	23,178	270,265	2,305	132,969	1,111	2,896,399	24,372
MidCap Value Fund I	2,062,481	23,460	229,259	2,513	103,050	1,111	2,188,690	24,863
Preferred Securities Fund	2,421,261	24,823	211,126	1,957	341,795	3,168	2,290,592	23,586
Real Estate Securities Fund	2,897,577	46,955	330,584	4,499	713,687	10,270	2,514,474	40,842
SmallCap Growth Fund I	2,749,798	28,042	831,470	6,690	129,725	1,050	3,451,543	33,685
SmallCap S&P 600 Index Fund	691,682	9,800	24,702	305	716,384	9,121	—	—
SmallCap Value Fund	852,029	13,785	31,248	388	883,277	11,997	—	—
SmallCap Value Fund I	892,633	14,981	34,614	401	927,247	11,037	—	—
SmallCap Value Fund II	—	—	3,131,451	24,901	92,529	743	3,038,922	24,161

		$ 1,008,061		$ 406,552		$ 339,306		$ 1,043,892

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Fund	$ 299		$ (8)			$ —
Bond Market Index Fund		—			—			—
Core Plus Bond Fund I		393			—			3
Disciplined LargeCap Blend Fund		1,473			(19,099)			—
Diversified Real Asset Fund		13			—			—
High Yield Fund I		4,182			1			—
International Emerging Markets Fund		352			(1)			—
International Equity Index Fund		—			(3)			—
International Fund I		998			1,976			—
International Growth Fund		1,066			1			—
International Value Fund I		2,440			(2)			255
LargeCap Blend Fund I		1,360			2			—
LargeCap Growth Fund		11			(1)			—
LargeCap Growth Fund I		52			(8)			—
LargeCap S&P 500 Index Fund		—			(21)			—
LargeCap Value Fund		907			1			—
LargeCap Value Fund I		616			7			—
LargeCap Value Fund III		770			(6,394)			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		208			1			—
Preferred Securities Fund		1,144			(26)			—
Real Estate Securities Fund		657			(342)			—
SmallCap Growth Fund I		1			3			—
SmallCap S&P 600 Index Fund		74			(984)			—
SmallCap Value Fund		99			(2,176)			—
SmallCap Value Fund I		112			(4,345)			—
SmallCap Value Fund II		—			3			—
	$ 17,227		$ (31,415)			$ 258

(a) Purchases and Sales include transactions related to the acquisition of the LargeCap Blend Fund I by the LargeCap S&P 500 Index Fund.

See accompanying notes			198

		Schedule of Investments
		Principal LifeTime 2055 Fund
		July 31, 2010 (unaudited)

INVESTMENT COMPANIES - 99.54%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 99.54%
Bond & Mortgage Securities Fund (a)	31,619	$ 326
Bond Market Index Fund (a),(b)	4,592	49
Core Plus Bond Fund I (a)	28,578	324
Diversified Real Asset Fund (a)	14,624	149
High Yield Fund I (a)	95,809	1,051
International Emerging Markets Fund (a)	40,443	922
International Equity Index Fund (a),(b)	55,481	523
International Fund I (a)	81,135	821
International Growth Fund (a)	164,841	1,287
International Value Fund I (a)	119,409	1,236
LargeCap Growth Fund (a)	198,727	1,377
LargeCap Growth Fund I (a)	330,079	2,542
LargeCap S&P 500 Index Fund (a)	211,928	1,640
LargeCap Value Fund (a)	148,960	1,229
LargeCap Value Fund I (a)	258,779	2,456
MidCap Growth Fund III (a),(b)	54,768	469
MidCap Value Fund I (a)	42,674	478
Preferred Securities Fund (a)	20,751	199
Real Estate Securities Fund (a)	50,802	759
SmallCap Growth Fund I (a)	56,903	483
SmallCap Value Fund II (a)	57,108	461
	$ 18,781
TOTAL INVESTMENT COMPANIES	$ 18,781
Total Investments	$ 18,781
Other Assets in Excess of Liabilities, Net - 0.46%	$ 87
TOTAL NET ASSETS - 100.00%	$ 18,868

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 1,816
Unrealized Depreciation		(523)
Net Unrealized Appreciation (Depreciation)	$ 1,293
Cost for federal income tax purposes	$ 17,488
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		63.04%
International Equity Funds		25.38%
Fixed Income Funds		10.33%
Specialty Funds		0.79%
Other Assets in Excess of Liabilities, Net		0.46%
TOTAL NET ASSETS		100.00%

See accompanying notes		199

Schedule of Investments
Principal LifeTime 2055 Fund
July 31, 2010 (unaudited)

Affiliated Securities	October 31, 2009		Purchases(a)		Sales(a)		July 31, 2010
		Cost		Cost		Proceeds		Cost
	Shares	(000's)	Shares	(000's)	Shares	(000's)	Shares	(000's)
Bond & Mortgage Securities Fund	23,631	$ 208	21,852	$ 216	13,864	$ 139	31,619	$ 286
Bond Market Index Fund	—	—	5,849	60	1,257	13	4,592	47
Core Plus Bond Fund I	19,156	201	19,342	214	9,920	111	28,578	304
Disciplined LargeCap Blend Fund	127,187	1,234	29,779	331	156,966	1,764	—	—
Diversified Real Asset Fund	—	—	14,624	146	—	—	14,624	146
High Yield Fund I	56,474	497	54,342	571	15,007	158	95,809	910
International Emerging Markets Fund	26,918	441	19,899	446	6,374	137	40,443	750
International Equity Index Fund	—	—	65,839	618	10,358	92	55,481	525
International Fund I	82,336	733	50,370	527	51,571	506	81,135	756
International Growth Fund	101,808	714	92,839	749	29,806	227	164,841	1,236
International Value Fund I	72,019	628	70,173	745	22,783	227	119,409	1,146
LargeCap Blend Fund I	107,177	669	26,036	188	133,213	857	—	—
LargeCap Growth Fund	127,644	763	103,159	730	32,076	222	198,727	1,271
LargeCap Growth Fund I	126,947	762	258,803	2,043	55,671	426	330,079	2,379
LargeCap S&P 500 Index Fund	—	—	246,278	1,839	34,350	263	211,928	1,573
LargeCap Value Fund	69,071	512	106,081	903	26,192	215	148,960	1,200
LargeCap Value Fund I	61,409	512	241,621	2,392	44,251	420	258,779	2,484
LargeCap Value Fund III	63,696	512	14,973	138	78,669	743	—	—
MidCap Growth Fund III	35,281	234	28,513	246	9,026	76	54,768	404
MidCap Value Fund I	27,239	235	22,428	249	6,993	76	42,674	408
Preferred Securities Fund	5,238	42	20,845	199	5,332	49	20,751	193
Real Estate Securities Fund	39,245	398	30,703	421	19,146	273	50,802	553
SmallCap Growth Fund I	30,831	201	35,223	291	9,151	75	56,903	417
SmallCap S&P 600 Index Fund	7,127	76	1,647	21	8,774	112	—	—
SmallCap Value Fund	9,073	103	2,058	26	11,131	151	—	—
SmallCap Value Fund I	9,674	99	2,219	26	11,893	141	—	—
SmallCap Value Fund II	—	—	65,938	531	8,830	70	57,108	461

		$ 9,774		$ 14,866		$ 7,543		$ 17,449

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Fund	$ 9		$ 1			$ —
Bond Market Index Fund		—			—			—
Core Plus Bond Fund I		10			—			—
Disciplined LargeCap Blend Fund		21			199			—
Diversified Real Asset Fund		—			—			—
High Yield Fund I		59			—			—
International Emerging Markets Fund		6			—			—
International Equity Index Fund		—			(1)			—
International Fund I		15			2			—
International Growth Fund		15			—			—
International Value Fund I		32			—			3
LargeCap Blend Fund I		20			—			—
LargeCap Growth Fund		—			—			—
LargeCap Growth Fund I		1			—			—
LargeCap S&P 500 Index Fund		—			(3)			—
LargeCap Value Fund		12			—			—
LargeCap Value Fund I		9			—			—
LargeCap Value Fund III		11			93			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		3			—			—
Preferred Securities Fund		5			1			—
Real Estate Securities Fund		11			7			—
SmallCap Growth Fund I		—			—			—
SmallCap S&P 600 Index Fund		1			15			—
SmallCap Value Fund		1			22			—
SmallCap Value Fund I		1			16			—
SmallCap Value Fund II		—			—			—
	$ 242		$ 352			$ 3

(a) Purchases and Sales include transactions related to the acquisition of the LargeCap Blend Fund I by the LargeCap S&P 500 Index Fund.

See accompanying notes			200

		Schedule of Investments
	Principal LifeTime Strategic Income Fund
		July 31, 2010 (unaudited)

INVESTMENT COMPANIES - 99.95%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 99.95%
Bond & Mortgage Securities Fund (a)	10,961,934	$ 112,908
Bond Market Index Fund (a),(b)	2,884,827	30,493
Core Plus Bond Fund I (a)	9,891,671	112,270
Diversified Real Asset Fund (a)	683,018	6,960
Global Diversified Income Fund (a)	3,022,099	38,230
High Yield Fund I (a)	1,765,358	19,366
Inflation Protection Fund (a)	9,412,825	73,985
International Emerging Markets Fund (a)	110,855	2,528
International Equity Index Fund (a),(b)	295,218	2,784
International Fund I (a)	618,556	6,260
International Growth Fund (a)	1,212,681	9,471
International Value Fund I (a)	901,196	9,327
LargeCap Growth Fund (a)	1,346,064	9,328
LargeCap Growth Fund I (a)	2,154,649	16,591
LargeCap S&P 500 Index Fund (a)	1,798,001	13,917
LargeCap Value Fund (a)	922,103	7,607
LargeCap Value Fund I (a)	1,547,113	14,682
MidCap Growth Fund III (a),(b)	402,687	3,451
MidCap Value Fund I (a)	322,723	3,614
Preferred Securities Fund (a)	1,906,075	18,279
Real Estate Securities Fund (a)	1,987,766	29,697
Short-Term Income Fund (a)	5,491,789	66,176
SmallCap Growth Fund I (a)	530,762	4,501
SmallCap Value Fund II (a)	546,265	4,414
	$ 616,839
TOTAL INVESTMENT COMPANIES	$ 616,839
Total Investments	$ 616,839
Other Assets in Excess of Liabilities, Net - 0.05%	$ 331
TOTAL NET ASSETS - 100.00%	$ 617,170

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 31,136
Unrealized Depreciation		(43,014)
Net Unrealized Appreciation (Depreciation)	$ (11,878)
Cost for federal income tax purposes	$ 628,717
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		76.42%
Domestic Equity Funds		17.48%
International Equity Funds		4.92%
Specialty Funds		1.13%
Other Assets in Excess of Liabilities, Net		0.05%
TOTAL NET ASSETS		100.00%

See accompanying notes		201

Schedule of Investments
Principal LifeTime Strategic Income Fund
July 31, 2010 (unaudited)

Affiliated Securities	October 31, 2009		Purchases(a)		Sales(a)		July 31, 2010
		Cost		Cost		Proceeds		Cost
	Shares	(000's)	Shares	(000's)	Shares	(000's)	Shares	(000's)
Bond & Mortgage Securities Fund	13,433,544	$ 144,870	1,620,695	$ 16,182	4,092,305	$ 40,402	10,961,934	$ 118,323
Bond Market Index Fund	—	—	3,298,596	33,675	413,769	4,242	2,884,827	29,439
Core Plus Bond Fund I	8,628,449	91,186	2,898,957	31,909	1,635,735	18,177	9,891,671	104,964
Disciplined LargeCap Blend Fund	1,719,818	22,933	147,489	1,647	1,867,307	20,975	—	—
Diversified Real Asset Fund	—	—	683,018	6,830	—	—	683,018	6,830
Global Diversified Income Fund	2,601,134	26,264	878,289	10,702	457,324	5,612	3,022,099	31,359
High Yield Fund I	774,373	6,312	1,261,259	13,307	270,274	2,846	1,765,358	16,782
Inflation Protection Fund	9,134,833	85,060	1,945,081	14,982	1,667,089	12,843	9,412,825	87,215
International Emerging Markets Fund	106,384	2,485	51,222	1,130	46,751	1,027	110,855	2,587
International Equity Index Fund	—	—	359,837	3,439	64,619	601	295,218	2,836
International Fund I	870,432	10,303	141,602	1,454	393,478	4,016	618,556	7,985
International Growth Fund	1,175,718	14,441	252,914	1,993	215,951	1,699	1,212,681	14,732
International Value Fund I	851,530	7,696	211,249	2,199	161,583	1,672	901,196	8,223
LargeCap Blend Fund I	1,487,824	13,703	138,766	1,001	1,626,590	14,708	—	—
LargeCap Growth Fund	1,327,105	8,970	251,798	1,740	232,839	1,616	1,346,064	9,096
LargeCap Growth Fund I	1,236,247	10,009	1,283,648	10,047	365,246	2,818	2,154,649	17,237
LargeCap S&P 500 Index Fund	—	—	1,995,311	18,627	197,310	1,529	1,798,001	17,093
LargeCap Value Fund	546,839	6,249	553,013	4,641	177,749	1,478	922,103	9,407
LargeCap Value Fund I	349,017	2,844	1,476,110	14,565	278,014	2,678	1,547,113	14,736
LargeCap Value Fund III	501,819	6,488	48,523	450	550,342	5,243	—	—
MidCap Growth Fund III	396,526	3,150	79,017	666	72,856	617	402,687	3,200
MidCap Value Fund I	314,871	3,178	64,383	697	56,531	617	322,723	3,261
Money Market Fund	6,471,759	6,472	63,697,653	87,025	70,169,412	70,169	—	—
Preferred Securities Fund	3,629,249	38,756	747,542	7,047	2,470,716	22,768	1,906,075	20,373
Real Estate Securities Fund	2,384,963	33,413	414,487	5,568	811,684	11,482	1,987,766	27,128
Short-Term Income Fund	—	—	6,020,501	71,906	528,712	6,327	5,491,789	65,581
SmallCap Growth Fund I	—	—	584,929	4,667	54,167	450	530,762	4,224
SmallCap S&P 600 Index Fund	648,159	9,541	37,901	480	686,060	8,735	—	—
SmallCap Value Fund II	—	—	599,041	4,643	52,776	422	546,265	4,228
Ultra Short Bond Fund	8,177,959	81,218	3,112	22	8,181,071	80,942	—	—

		$ 635,541		$ 373,241		$ 346,711		$ 626,839

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Fund	$ 3,669		$ (2,327)			$ —
Bond Market Index Fund		—			6			—
Core Plus Bond Fund I		3,556			46			27
Disciplined LargeCap Blend Fund		262			(3,605)			—
Diversified Real Asset Fund		11			—			—
Global Diversified Income Fund		4,585			5			17
High Yield Fund I		1,530			9			—
Inflation Protection Fund		1,191			16			—
International Emerging Markets Fund		20			(1)			—
International Equity Index Fund		—			(2)			—
International Fund I		142			244			—
International Growth Fund		157			(3)			—
International Value Fund I		349			—			36
LargeCap Blend Fund I		252			4			—
LargeCap Growth Fund		2			2			—
LargeCap Growth Fund I		6			(1)			—
LargeCap S&P 500 Index Fund		—			(5)			—
LargeCap Value Fund		89			(5)			—
LargeCap Value Fund I		45			5			—
LargeCap Value Fund III		75			(1,695)			—
MidCap Growth Fund III		—			1			—
MidCap Value Fund I		31			3			—
Money Market Fund		—			(23,328)			—
Preferred Securities Fund		1,174			(2,662)			—
Real Estate Securities Fund		525			(371)			—
Short-Term Income Fund		622			2			—
SmallCap Growth Fund I		—			7			—
SmallCap S&P 600 Index Fund		68			(1,286)			—
SmallCap Value Fund II		—			7			—
Ultra Short Bond Fund		17			(298)			—
	$ 18,378		$ (35,232)			$ 80

See accompanying notes			202

Schedule of Investments
Principal LifeTime Strategic Income Fund
July 31, 2010 (unaudited)

(a) Purchases and Sales include transactions related to the acquisition of the Ultra Short Bond Fund by the Money Market Fund as well as the acquisition of the
LargeCap Blend Fund I by the LargeCap S&P 500 Index Fund.

See accompanying notes	203

Schedule of Investments
Real Estate Securities Fund
July 31, 2010 (unaudited)

COMMON STOCKS - 99.43%	Shares Held Value (000's)			Maturity
Commercial Services - 0.41%				Amount
Corrections Corp of America (a)	367,600 $	7,194	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
			Banks (continued)
Lodging - 1.71%			Investment in Joint Trading Account; Credit Suisse $	1,562	$ 1,562
Marriott International Inc/DE	261,045	8,852	Repurchase Agreement; 0.20% dated
Starwood Hotels & Resorts Worldwide Inc	432,900	20,974	07/30/10 maturing 08/02/10 (collateralized by
		$ 29,826	US Treasury Note; $1,593,149; 2.00%; dated
Real Estate - 2.90%			11/30/13)
CB Richard Ellis Group Inc (a)	1,613,823	27,435	Investment in Joint Trading Account; Deutsche	1,770	1,769
Jones Lang LaSalle Inc	302,000	23,393	Bank Repurchase Agreement; 0.19% dated
		$ 50,828	07/30/10 maturing 08/02/10 (collateralized by
REITS - 94.41%			Sovereign Agency Issues; $1,805,133; 0.00%;
Acadia Realty Trust	764,960	14,182	dated 08/11/10 - 01/24/11)
Alexandria Real Estate Equities Inc	107,474	7,582	Investment in Joint Trading Account; Morgan	1,687	1,687
AMB Property Corp	1,176,370	29,362	Stanley Repurchase Agreement; 0.20% dated
American Campus Communities Inc	604,912	17,512	07/30/10 maturing 08/02/10 (collateralized by
Apartment Investment & Management Co	1,098,000	23,574	Sovereign Agency Issues; $1,720,601; 3.00%
AvalonBay Communities Inc	778,670	81,830	- 6.88%; dated 09/15/10 - 07/28/14)
Boston Properties Inc	1,325,131	108,528			$ 6,788
CBL & Associates Properties Inc	2,015,450	28,357	TOTAL REPURCHASE AGREEMENTS		$ 6,788
Colonial Properties Trust	1,151,095	18,556	Total Investments		$ 1,755,692
Digital Realty Trust Inc	961,717	60,800	Liabilities in Excess of Other Assets, Net - (0.26)%		$ (4,500)
Douglas Emmett Inc	1,644,948	26,007	TOTAL NET ASSETS - 100.00%		$ 1,751,192
DuPont Fabros Technology Inc	873,435	22,046
Education Realty Trust Inc	1,063,750	7,393
Entertainment Properties Trust	472,000	19,701	(a) Non-Income Producing Security
Equity Lifestyle Properties Inc	511,347	27,066
Equity Residential	1,939,446	88,924
Essex Property Trust Inc	582,289	61,204	Unrealized Appreciation (Depreciation)
Federal Realty Investment Trust	841,358	65,786	The net federal income tax unrealized appreciation (depreciation) and federal tax
FelCor Lodging Trust Inc (a)	1,211,964	7,187
			cost of investments held as of the period end were as follows:
General Growth Properties Inc	1,168,800	16,270
HCP Inc	1,208,530	42,867	Unrealized Appreciation		$ 312,562
Health Care REIT Inc	1,190,238	53,930	Unrealized Depreciation		(33,561)
Hersha Hospitality Trust	1,885,504	9,578	Net Unrealized Appreciation (Depreciation)		$ 279,001
Home Properties Inc	366,160	18,187	Cost for federal income tax purposes		$ 1,476,691
Hospitality Properties Trust	1,032,799	21,121	All dollar amounts are shown in thousands (000's)
Host Hotels & Resorts Inc	4,525,288	64,893
Kimco Realty Corp	2,652,705	39,976	Portfolio Summary (unaudited)
LaSalle Hotel Properties	1,092,649	25,918	Sector		Percent
Macerich Co/The	237,880	9,860	Financial		98.14%
Mid-America Apartment Communities Inc	353,100	19,943	Consumer, Cyclical		1.71%
ProLogis	729,011	7,917	Consumer, Non-cyclical		0.41%
PS Business Parks Inc	211,295	12,270	Liabilities in Excess of Other Assets, Net		(0.26)%
Public Storage Inc	1,097,870	107,723
Ramco-Gershenson Properties Trust	799,330	9,192	TOTAL NET ASSETS		100.00%
Simon Property Group Inc	2,356,540	210,250
SL Green Realty Corp	976,206	58,807
Strategic Hotels & Resorts Inc (a)	2,551,243	11,761
Tanger Factory Outlet Centers	577,390	25,809
Taubman Centers Inc	621,715	25,484
Ventas Inc	1,251,247	63,463
Vornado Realty Trust	996,503	82,491
		$ 1,653,307
TOTAL COMMON STOCKS		$ 1,741,155
PREFERRED STOCKS - 0.44%	Shares Held Value (000's)
REITS - 0.44%
Digital Realty Trust Inc	205,700	7,749

TOTAL PREFERRED STOCKS		$ 7,749
	Maturity
	Amount
REPURCHASE AGREEMENTS - 0.39%	(000's)	Value (000's)
Banks - 0.39%
Investment in Joint Trading Account; Bank of	$ 1,770	$ 1,770
America Repurchase Agreement; 0.19%
dated 07/30/10 maturing 08/02/10
(collateralized by US Treasury Notes;
$1,805,134; 1.38% - 3.63%; dated 05/15/12 -
08/15/19)

See accompanying notes			204

		Schedule of Investments
		SAM Balanced Portfolio
		July 31, 2010 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 100.02%
Disciplined LargeCap Blend Fund (a)	13,869,814	$ 150,487
Diversified International Fund (a)	30,112,459	263,484
Equity Income Fund (a)	31,479,816	493,603
Government & High Quality Bond Fund (a)	36,907,282	414,838
High Yield Fund (a)	18,585,572	146,826
Income Fund (a)	37,373,959	356,548
International Emerging Markets Fund (a)	3,127,392	71,305
LargeCap Growth Fund (a)	24,393,860	169,049
LargeCap Growth Fund II (a)	23,700,073	170,878
LargeCap Value Fund III (a)	27,215,106	247,385
MidCap Blend Fund (a)	6,423,026	78,040
Money Market Fund (a)	7,639	8
Preferred Securities Fund (a)	14,166,104	135,853
Principal Capital Appreciation Fund (a)	3,897,681	135,990
Real Estate Securities Fund (a)	5,477,861	81,839
Short-Term Income Fund (a)	3,790,857	45,680
SmallCap Growth Fund (a),(b)	8,235,292	54,682
SmallCap Value Fund (a)	4,309,766	56,932
	$ 3,073,427
TOTAL INVESTMENT COMPANIES	$ 3,073,427
Total Investments	$ 3,073,427
Liabilities in Excess of Other Assets, Net - (0.02)%	$ (587)
TOTAL NET ASSETS - 100.00%	$ 3,072,840

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 148,145
Unrealized Depreciation		(139,351)
Net Unrealized Appreciation (Depreciation)	$ 8,794
Cost for federal income tax purposes	$ 3,064,633
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		53.33%
Fixed Income Funds		35.79%
International Equity Funds		10.90%
Liabilities in Excess of Other Assets, Net		(0.02)%
TOTAL NET ASSETS		100.00%

See accompanying notes		205

Schedule of Investments
SAM Balanced Portfolio
July 31, 2010 (unaudited)

Affiliated Securities	October 31, 2009		Purchases		Sales		July 31, 2010
						Proceeds
	Shares	Cost (000's)	Shares	Cost (000's)	Shares	(000's)	Shares	Cost (000's)
Disciplined LargeCap Blend Fund	14,543,003	$ 177,837	283,317	$ 3,140	956,506	$ 10,659	13,869,814	$ 168,006
Diversified International Fund	22,556,093	230,200	8,455,710	78,352	899,344	8,044	30,112,459	297,269
Equity Income Fund	26,684,200	427,214	6,134,960	99,624	1,339,344	20,474	31,479,816	499,929
Government & High Quality Bond Fund	36,817,159	388,305	1,970,256	21,616	1,880,133	20,891	36,907,282	389,780
High Yield Fund	19,842,385	146,788	1,344,251	10,429	2,601,064	20,075	18,585,572	136,386
Income Fund	37,749,939	336,666	2,413,950	22,518	2,789,930	26,105	37,373,959	333,226
International Emerging Markets Fund	3,675,100	85,759	32,041	724	579,749	12,810	3,127,392	70,372
LargeCap Growth Fund	42,052,181	245,550	180,932	1,245	17,839,253	132,138	24,393,860	132,333
LargeCap Growth Fund II	40,461,476	325,275	209,014	1,533	16,970,417	130,561	23,700,073	173,129
LargeCap Value Fund III	16,541,321	153,862	10,815,745	106,661	141,960	1,295	27,215,106	258,974
MidCap Blend Fund	10,138,373	97,700	83,569	957	3,798,916	46,494	6,423,026	55,539
Money Market Fund	147,639	148	—	—	140,000	140	7,639	8
Preferred Securities Fund	15,519,833	134,027	849,202	7,796	2,202,931	20,232	14,166,104	120,815
Principal Capital Appreciation Fund	4,143,692	122,534	75,642	2,650	321,653	11,339	3,897,681	114,003
Real Estate Securities Fund	6,505,796	97,884	113,629	1,554	1,141,564	15,876	5,477,861	79,381
Short-Term Income Fund	5,008,556	57,618	155,424	1,851	1,373,123	16,381	3,790,857	43,538
SmallCap Growth Fund	9,131,566	46,137	32,335	219	928,609	6,241	8,235,292	40,120
SmallCap Value Fund	4,370,987	68,307	86,935	1,117	148,156	2,024	4,309,766	66,843

		$ 3,141,811		$ 361,986		$ 501,779		$ 2,979,651

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Disciplined LargeCap Blend Fund	$ 2,205		$ (2,312)			$ —
Diversified International Fund		3,511			(3,239)			—
Equity Income Fund		9,932			(6,435)			—
Government & High Quality Bond Fund		13,809			750			—
High Yield Fund		9,913			(756)			—
Income Fund		16,349			147			—
International Emerging Markets Fund		640			(3,301)			—
LargeCap Growth Fund		50			17,676			—
LargeCap Growth Fund II		1,139			(23,118)			—
LargeCap Value Fund III		2,513			(254)			—
MidCap Blend Fund		876			3,376			—
Money Market Fund		—			—			—
Preferred Securities Fund		7,309			(776)			—
Principal Capital Appreciation Fund		1,269			158			904
Real Estate Securities Fund		1,522			(4,181)			—
Short-Term Income Fund		1,287			450			—
SmallCap Growth Fund		—			5			—
SmallCap Value Fund		502			(557)			—
	$ 72,826		$ (22,367)			$ 904

See accompanying notes			206

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		July 31, 2010 (unaudited)

INVESTMENT COMPANIES - 99.90%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 99.90%
Disciplined LargeCap Blend Fund (a)	2,531,031 $	27,462
Diversified International Fund (a)	5,038,005	44,082
Equity Income Fund (a)	4,883,000	76,565
Government & High Quality Bond Fund (a)	15,187,727	170,710
High Yield Fund (a)	6,396,919	50,536
Income Fund (a)	14,521,328	138,533
International Emerging Markets Fund (a)	564,518	12,871
LargeCap Growth Fund (a)	4,520,017	31,324
LargeCap Growth Fund II (a)	4,315,852	31,117
LargeCap Value Fund III (a)	4,251,623	38,647
MidCap Blend Fund (a)	1,025,095	12,455
Money Market Fund (a)	8,447	8
Preferred Securities Fund (a)	3,818,932	36,624
Principal Capital Appreciation Fund (a)	674,895	23,547
Real Estate Securities Fund (a)	1,029,719	15,384
Short-Term Income Fund (a)	3,389,689	40,846
SmallCap Growth Fund (a),(b)	1,404,158	9,324
SmallCap Value Fund (a)	746,149	9,857
	$ 769,892
TOTAL INVESTMENT COMPANIES	$ 769,892
Total Investments	$ 769,892
Other Assets in Excess of Liabilities, Net - 0.10%	$ 807
TOTAL NET ASSETS - 100.00%	$ 770,699

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 40,715
Unrealized Depreciation		(20,651)
Net Unrealized Appreciation (Depreciation)	$ 20,064
Cost for federal income tax purposes	$ 749,828
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		56.74%
Domestic Equity Funds		35.77%
International Equity Funds		7.39%
Other Assets in Excess of Liabilities, Net		0.10%
TOTAL NET ASSETS		100.00%

See accompanying notes		207

Schedule of Investments
SAM Conservative Balanced Portfolio
July 31, 2010 (unaudited)

Affiliated Securities	October 31, 2009		Purchases		Sales		July 31, 2010
		Cost		Cost		Proceeds		Cost
	Shares	(000's)	Shares	(000's)	Shares	(000's)	Shares	(000's)
Disciplined LargeCap Blend Fund	2,309,238	$ 27,269	290,060	$ 3,176	68,267	$ 759	2,531,031	$ 29,504
Diversified International Fund	3,409,604	33,060	1,698,271	15,440	69,870	633	5,038,005	47,533
Equity Income Fund	3,795,060	60,390	1,195,250	19,176	107,310	1,647	4,883,000	77,392
Government & High Quality Bond Fund	13,486,938	143,734	2,091,295	22,951	390,506	4,307	15,187,727	162,372
High Yield Fund	5,931,332	44,126	746,004	5,797	280,417	2,177	6,396,919	47,596
Income Fund	13,005,027	117,065	1,977,565	18,448	461,264	4,315	14,521,328	131,184
International Emerging Markets Fund	609,832	12,428	24,853	536	70,167	1,576	564,518	11,025
LargeCap Growth Fund	6,062,424	35,097	382,961	2,596	1,925,368	14,286	4,520,017	25,145
LargeCap Growth Fund II	5,929,496	44,672	220,644	1,576	1,834,288	14,130	4,315,852	29,583
LargeCap Value Fund III	2,230,473	20,469	2,059,095	19,965	37,945	349	4,251,623	40,020
MidCap Blend Fund	1,672,254	18,635	106,401	1,234	753,560	9,291	1,025,095	10,353
Money Market Fund	2,238,447	2,238	—	—	2,230,000	2,230	8,447	8
Preferred Securities Fund	3,695,304	31,335	325,961	2,999	202,333	1,868	3,818,932	32,403
Principal Capital Appreciation Fund	652,749	19,101	47,849	1,659	25,703	909	674,895	19,742
Real Estate Securities Fund	1,073,221	14,744	35,173	466	78,675	1,082	1,029,719	13,769
Short-Term Income Fund	2,938,610	34,083	510,009	6,074	58,930	705	3,389,689	39,452
SmallCap Growth Fund	1,445,730	7,480	35,904	233	77,476	526	1,404,158	7,102
SmallCap Value Fund	687,702	9,552	72,911	914	14,464	193	746,149	10,213

		$ 675,478		$ 123,240		$ 60,983		$ 734,396

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Disciplined LargeCap Blend Fund	$ 360		$ (182)			$ —
Diversified International Fund		544			(334)			—
Equity Income Fund		1,487			(527)			—
Government & High Quality Bond Fund		5,334			(6)			—
High Yield Fund		3,200			(150)			—
Income Fund		5,941			(14)			—
International Emerging Markets Fund		111			(363)			—
LargeCap Growth Fund		7			1,738			—
LargeCap Growth Fund II		168			(2,535)			—
LargeCap Value Fund III		345			(65)			—
MidCap Blend Fund		148			(225)			—
Money Market Fund		—			—			—
Preferred Securities Fund		1,859			(63)			—
Principal Capital Appreciation Fund		204			(109)			145
Real Estate Securities Fund		264			(359)			—
Short-Term Income Fund		922			—			—
SmallCap Growth Fund		—			(85)			—
SmallCap Value Fund		82			(60)			—
	$ 20,976		$ (3,339)			$ 145

See accompanying notes			208

		Schedule of Investments
	SAM Conservative Growth Portfolio
		July 31, 2010 (unaudited)

INVESTMENT COMPANIES - 100.16%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 100.16%
Disciplined LargeCap Blend Fund (a)	12,303,654	$ 133,495
Diversified International Fund (a)	27,135,200	237,433
Equity Income Fund (a)	28,626,526	448,864
Government & High Quality Bond Fund (a)	11,784,851	132,462
High Yield Fund (a)	8,579,808	67,780
Income Fund (a)	10,701,328	102,091
International Emerging Markets Fund (a)	2,958,855	67,462
LargeCap Growth Fund (a)	20,503,481	142,089
LargeCap Growth Fund II (a)	19,544,567	140,916
LargeCap Value Fund III (a)	30,036,426	273,031
MidCap Blend Fund (a)	7,697,313	93,522
Money Market Fund (a)	191,086	191
Preferred Securities Fund (a)	4,668,563	44,772
Principal Capital Appreciation Fund (a)	3,907,321	136,326
Real Estate Securities Fund (a)	4,975,111	74,328
Short-Term Income Fund (a)	1,131,522	13,635
SmallCap Growth Fund (a),(b)	7,207,778	47,860
SmallCap Value Fund (a)	3,851,709	50,881
	$ 2,207,138
TOTAL INVESTMENT COMPANIES	$ 2,207,138
Total Investments	$ 2,207,138
Liabilities in Excess of Other Assets, Net - (0.16)%	$ (3,561)
TOTAL NET ASSETS - 100.00%	$ 2,203,577

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 146,562
Unrealized Depreciation		(199,226)
Net Unrealized Appreciation (Depreciation)	$ (52,664)
Cost for federal income tax purposes	$ 2,259,802
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		69.95%
Fixed Income Funds		16.38%
International Equity Funds		13.83%
Liabilities in Excess of Other Assets, Net		(0.16)%
TOTAL NET ASSETS		100.00%

See accompanying notes		209

Schedule of Investments
SAM Conservative Growth Portfolio
July 31, 2010 (unaudited)

Affiliated Securities	October 31, 2009		Purchases		Sales		July 31, 2010
		Cost		Cost		Proceeds		Cost
	Shares	(000's)	Shares	(000's)	Shares	(000's)	Shares	(000's)
Disciplined LargeCap Blend Fund	13,183,201	$ 163,926	228,623	$ 2,527	1,108,170	$ 12,284	12,303,654	$ 151,529
Diversified International Fund	23,525,484	255,896	5,149,326	47,773	1,539,610	13,762	27,135,200	283,392
Equity Income Fund	25,484,522	414,995	5,261,469	85,381	2,119,465	32,321	28,626,526	457,696
Government & High Quality Bond Fund	12,035,406	126,487	547,187	6,004	797,742	8,850	11,784,851	123,874
High Yield Fund	9,214,183	66,759	595,660	4,618	1,230,035	9,515	8,579,808	61,879
Income Fund	11,001,491	96,926	661,506	6,168	961,669	8,997	10,701,328	94,238
International Emerging Markets Fund	3,344,549	84,865	31,570	716	417,264	9,269	2,958,855	73,795
LargeCap Growth Fund	39,663,028	239,185	69,719	457	19,229,266	142,166	20,503,481	115,428
LargeCap Growth Fund II	37,565,529	305,429	200,464	1,453	18,221,426	140,111	19,544,567	141,516
LargeCap Value Fund III	15,640,812	151,918	15,419,146	152,108	1,023,532	9,281	30,036,426	292,860
MidCap Blend Fund	11,622,318	115,378	95,872	1,089	4,020,877	48,975	7,697,313	67,915
Money Market Fund	12,276,629	12,277	—	—	12,085,543	12,086	191,086	191
Preferred Securities Fund	5,184,084	44,978	271,158	2,488	786,679	7,233	4,668,563	40,107
Principal Capital Appreciation Fund	4,281,894	129,734	74,398	2,601	448,971	15,767	3,907,321	116,840
Real Estate Securities Fund	5,728,988	90,021	113,386	1,525	867,263	12,116	4,975,111	76,306
Short-Term Income Fund	1,101,970	12,740	29,552	352	—	—	1,131,522	13,092
SmallCap Growth Fund	8,056,377	41,310	26,649	173	875,248	5,864	7,207,778	35,716
SmallCap Value Fund	4,034,684	66,309	55,750	696	238,725	3,149	3,851,709	62,847

		$ 2,419,133		$ 316,129		$ 491,746		$ 2,209,221

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Disciplined LargeCap Blend Fund	$ 1,982		$ (2,640)			$ —
Diversified International Fund		3,613			(6,515)			—
Equity Income Fund		9,297			(10,359)			—
Government & High Quality Bond Fund		4,462			233			—
High Yield Fund		4,607			17			—
Income Fund		4,716			141			—
International Emerging Markets Fund		596			(2,517)			—
LargeCap Growth Fund		47			17,952			—
LargeCap Growth Fund II		1,054			(25,255)			—
LargeCap Value Fund III		2,320			(1,885)			—
MidCap Blend Fund		1,000			423			—
Money Market Fund		—			—			—
Preferred Securities Fund		2,421			(126)			—
Principal Capital Appreciation Fund		1,304			272			929
Real Estate Securities Fund		1,358			(3,124)			—
Short-Term Income Fund		316			—			—
SmallCap Growth Fund		—			97			—
SmallCap Value Fund		464			(1,009)			—
	$ 39,557		$ (34,295)			$ 929

See accompanying notes			210

		Schedule of Investments
		SAM Flexible Income Portfolio
		July 31, 2010 (unaudited)

INVESTMENT COMPANIES - 99.76%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 99.76%
Disciplined LargeCap Blend Fund (a)	1,867,012 $	20,257
Diversified International Fund (a)	3,914,829	34,255
Equity Income Fund (a)	3,724,558	58,401
Government & High Quality Bond Fund (a)	20,400,262	229,299
High Yield Fund (a)	8,997,376	71,079
Income Fund (a)	21,694,808	206,968
International Emerging Markets Fund (a)	371,891	8,479
LargeCap Growth Fund (a)	2,685,038	18,607
LargeCap Growth Fund II (a)	2,535,968	18,284
LargeCap Value Fund III (a)	5,070,149	46,088
MidCap Blend Fund (a)	1,126,550	13,688
Money Market Fund (a)	9,787	10
Preferred Securities Fund (a)	5,919,954	56,772
Principal Capital Appreciation Fund (a)	252,580	8,813
Real Estate Securities Fund (a)	734,971	10,980
Short-Term Income Fund (a)	6,462,656	77,875
SmallCap Growth Fund (a),(b)	930,597	6,179
SmallCap Value Fund (a)	515,866	6,815
	$ 892,849
TOTAL INVESTMENT COMPANIES	$ 892,849
Total Investments	$ 892,849
Other Assets in Excess of Liabilities, Net - 0.24%	$ 2,103
TOTAL NET ASSETS - 100.00%	$ 894,952

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 51,421
Unrealized Depreciation		(18,218)
Net Unrealized Appreciation (Depreciation)	$ 33,203
Cost for federal income tax purposes	$ 859,646
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		71.73%
Domestic Equity Funds		23.26%
International Equity Funds		4.78%
Other Assets in Excess of Liabilities, Net		0.23%
TOTAL NET ASSETS		100.00%

See accompanying notes		211

Schedule of Investments
SAM Flexible Income Portfolio
July 31, 2010 (unaudited)

Affiliated Securities	October 31, 2009		Purchases		Sales		July 31, 2010
		Cost		Cost		Proceeds		Cost
	Shares	(000's)	Shares	(000's)	Shares	(000's)	Shares	(000's)
Disciplined LargeCap Blend Fund	1,619,134	$ 16,851	266,536	$ 2,880	18,658	$ 213	1,867,012	$ 19,520
Diversified International Fund	2,560,649	32,440	1,441,975	12,863	87,795	791	3,914,829	43,912
Equity Income Fund	2,494,058	35,377	1,281,946	20,517	51,446	791	3,724,558	54,941
Government & High Quality Bond	17,984,158	190,693	2,787,910	30,648	371,806	4,100	20,400,262	217,291
Fund
High Yield Fund	8,318,436	59,094	1,066,030	8,257	387,090	2,993	8,997,376	64,274
Income Fund	19,395,458	173,238	2,900,178	27,066	600,828	5,604	21,694,808	194,672
International Emerging Markets Fund	382,305	9,755	20,685	448	31,099	707	371,891	9,110
LargeCap Growth Fund	4,705,941	24,843	310,268	2,107	2,331,171	17,261	2,685,038	13,494
LargeCap Growth Fund II	4,575,196	35,788	272,952	1,939	2,312,180	17,815	2,535,968	16,773
LargeCap Value Fund III	3,061,435	27,070	2,093,940	20,071	85,226	788	5,070,149	46,236
MidCap Blend Fund	1,726,350	16,861	94,613	1,121	694,413	8,423	1,126,550	10,023
Money Market Fund	759,787	760	—	—	750,000	750	9,787	10
Preferred Securities Fund	6,321,729	51,274	444,755	4,100	846,530	7,926	5,919,954	47,196
Principal Capital Appreciation Fund	252,309	6,162	16,766	576	16,495	586	252,580	6,209
Real Estate Securities Fund	777,367	10,272	13,735	188	56,131	767	734,971	9,533
Short-Term Income Fund	5,759,595	66,641	859,369	10,253	156,308	1,864	6,462,656	75,046
SmallCap Growth Fund	974,450	4,655	44,035	291	87,888	593	930,597	4,247
SmallCap Value Fund	445,866	6,563	86,449	1,111	16,449	209	515,866	7,388

		$ 768,337		$ 144,436		$ 72,181		$ 839,875

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Disciplined LargeCap Blend Fund	$ 257		$ 2			$ —
Diversified International Fund		404			(600)			—
Equity Income Fund		1,089			(162)			—
Government & High Quality Bond Fund		7,084			50			—
High Yield Fund		4,417			(84)			—
Income Fund		8,786			(28)			—
International Emerging Markets Fund		69			(386)			—
LargeCap Growth Fund		6			3,805			—
LargeCap Growth Fund II		130			(3,139)			—
LargeCap Value Fund III		460			(117)			—
MidCap Blend Fund		150			464			—
Money Market Fund		—			—			—
Preferred Securities Fund		2,960			(252)			—
Principal Capital Appreciation Fund		77			57			55
Real Estate Securities Fund		188			(160)			—
Short-Term Income Fund		1,730			16			—
SmallCap Growth Fund		—			(106)			—
SmallCap Value Fund		52			(77)			—
	$ 27,859		$ (717)			$ 55

See accompanying notes			212

		Schedule of Investments
	SAM Strategic Growth Portfolio
		July 31, 2010 (unaudited)

INVESTMENT COMPANIES - 100.15%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 100.15%
Disciplined LargeCap Blend Fund (a)	11,010,076 $	119,459
Diversified International Fund (a)	20,473,361	179,142
Equity Income Fund (a)	18,940,398	296,986
High Yield Fund (a)	7,998,755	63,190
International Emerging Markets Fund (a)	2,114,575	48,212
LargeCap Growth Fund (a)	13,985,899	96,922
LargeCap Growth Fund II (a)	13,322,666	96,057
LargeCap Value Fund III (a)	21,615,393	196,484
MidCap Blend Fund (a)	5,480,752	66,591
Money Market Fund (a)	23,392	23
Principal Capital Appreciation Fund (a)	2,777,548	96,909
Real Estate Securities Fund (a)	3,629,090	54,219
Short-Term Income Fund (a)	6,545	79
SmallCap Growth Fund (a),(b)	5,625,775	37,355
SmallCap Value Fund (a)	2,847,939	37,621
	$ 1,389,249
TOTAL INVESTMENT COMPANIES	$ 1,389,249
Total Investments	$ 1,389,249
Liabilities in Excess of Other Assets, Net - (0.15)%	$ (2,137)
TOTAL NET ASSETS - 100.00%	$ 1,387,112

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 87,701
Unrealized Depreciation		(175,018)
Net Unrealized Appreciation (Depreciation)	$ (87,317)
Cost for federal income tax purposes	$ 1,476,566
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		79.19%
International Equity Funds		16.39%
Fixed Income Funds		4.57%
Liabilities in Excess of Other Assets, Net		(0.15)%
TOTAL NET ASSETS		100.00%

See accompanying notes		213

Schedule of Investments
SAM Strategic Growth Portfolio
July 31, 2010 (unaudited)

Affiliated Securities	October 31, 2009		Purchases		Sales		July 31, 2010
		Cost		Cost		Proceeds
	Shares	(000's)	Shares	(000's)	Shares	(000's)	Shares	Cost (000's)
Disciplined LargeCap Blend Fund	11,875,520	$ 157,721	235,033	$ 2,600	1,100,477	$ 12,193	11,010,076	$ 144,354
Diversified International Fund	16,822,219	185,346	4,830,534	44,749	1,179,392	10,504	20,473,361	214,479
Equity Income Fund	17,070,813	286,494	3,356,931	54,399	1,487,346	22,756	18,940,398	310,739
High Yield Fund	8,909,061	66,767	616,748	4,779	1,527,054	11,908	7,998,755	59,255
International Emerging Markets Fund	2,554,633	59,663	20,226	458	460,284	10,175	2,114,575	48,063
LargeCap Growth Fund	26,782,985	164,845	115,696	774	12,912,782	95,126	13,985,899	81,048
LargeCap Growth Fund II	25,474,007	208,461	180,229	1,307	12,331,570	94,480	13,322,666	98,483
LargeCap Value Fund III	12,710,109	118,699	9,292,997	91,581	387,713	3,546	21,615,393	206,050
MidCap Blend Fund	8,205,250	79,932	91,895	1,053	2,816,393	34,262	5,480,752	49,096
Money Market Fund	4,559,288	4,559	—	—	4,535,896	4,536	23,392	23
Principal Capital Appreciation Fund	3,051,201	93,598	62,364	2,178	336,017	11,844	2,777,548	84,186
Real Estate Securities Fund	4,188,469	67,616	89,481	1,201	648,860	9,087	3,629,090	56,391
Short-Term Income Fund	399,276	4,610	6,770	80	399,501	4,763	6,545	73
SmallCap Growth Fund	6,319,407	35,018	30,651	192	724,283	4,853	5,625,775	30,115
SmallCap Value Fund	3,031,283	50,379	50,680	631	234,024	3,072	2,847,939	46,934

		$ 1,583,708		$ 205,982		$ 333,105		$ 1,429,289

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Disciplined LargeCap Blend Fund	$ 1,792		$ (3,774)			$ —
Diversified International Fund		2,587			(5,112)			—
Equity Income Fund		6,203			(7,398)			—
High Yield Fund		4,447			(383)			—
International Emerging Markets Fund		448			(1,883)			—
LargeCap Growth Fund		32			10,555			—
LargeCap Growth Fund II		717			(16,805)			—
LargeCap Value Fund III		1,914			(684)			—
MidCap Blend Fund		707			2,373			—
Money Market Fund		—			—			—
Principal Capital Appreciation Fund		934			254			665
Real Estate Securities Fund		991			(3,339)			—
Short-Term Income Fund		68			146			—
SmallCap Growth Fund		—			(242)			—
SmallCap Value Fund		349			(1,004)			—
	$ 21,189		$ (27,296)			$ 665

See accompanying notes			214

Schedule of Investments
Short-Term Income Fund
July 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS - 92.60%	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Aerospace & Defense - 0.46%			Banks (continued)
BAE Systems Holdings Inc			Morgan Stanley (continued)
4.75%, 8/15/2010(a)	$ 500	$ 500	6.00%, 4/28/2015	$ 4,500	$ 4,848
Boeing Co/The			PNC Funding Corp
1.88%, 11/20/2012	800	815	3.00%, 5/19/2014	500	511
5.00%, 3/15/2014	170	191	Regions Bank/Birmingham AL
General Dynamics Corp			3.25%, 12/9/2011	3,500	3,629
1.80%, 7/15/2011	2,600	2,628	Santander US Debt SA Unipersonal
		$ 4,134	2.49%, 1/18/2013(a)	900	884
Agriculture - 0.87%			US Bancorp
Cargill Inc			2.00%, 6/14/2013	750	768
5.20%, 1/22/2013(a)	7,250	7,817	2.88%, 11/20/2014	300	310
			3.15%, 3/4/2015	375	387
Automobile Asset Backed Securities - 0.24%			Wachovia Corp
Bank of America Auto Trust			0.69%, 3/1/2012(b)	275	273
2.67%, 7/15/2013(a)	305	311	5.35%, 3/15/2011	600	614
Ford Credit Auto Lease Trust			Wells Fargo & Co
1.04%, 3/15/2013(a)	300	301	3.63%, 4/15/2015	5,850	6,062
Ford Credit Auto Owner Trust			4.38%, 1/31/2013	5,500	5,838
3.96%, 4/15/2012	270	273	Westpac Banking Corp
5.47%, 9/15/2012(b)	350	363	2.25%, 11/19/2012	6,950	7,044
Nissan Auto Lease Trust					$ 124,255
1.39%, 1/15/2016	625	628	Beverages - 1.51%
Nissan Auto Receivables Owner Trust			Anheuser-Busch InBev Worldwide Inc
4.28%, 7/15/2013	280	290	2.50%, 3/26/2013(a)	5,000	5,083
		$ 2,166	7.20%, 1/15/2014(a)	5,750	6,657
Automobile Floor Plan Asset Backed Securities - 0.03%			PepsiCo Inc/NC
Nissan Master Owner Trust Receivables			3.10%, 1/15/2015	1,350	1,422
1.49%, 1/15/2015(a),(b)	230	231	SABMiller PLC
			6.20%, 7/1/2011(a)	400	417
Banks - 13.84%					$ 13,579
American Express Bank FSB			Building Materials - 0.05%
5.50%, 4/16/2013	4,150	4,508	CRH America Inc
Bank of America Corp			6.95%, 3/15/2012	400	432
2.10%, 4/30/2012	3,000	3,075
4.50%, 4/1/2015	2,750	2,841	Chemicals - 1.84%
4.90%, 5/1/2013	615	649	Air Products & Chemicals Inc
6.25%, 4/15/2012	2,750	2,928	4.15%, 2/1/2013	1,750	1,843
Bank of New York Mellon Corp/The			EI du Pont de Nemours & Co
2.95%, 6/18/2015	13,060	13,484	3.25%, 1/15/2015	3,150	3,317
4.50%, 4/1/2013	595	644	5.00%, 7/15/2013	2,500	2,769
Bank of Nova Scotia			PPG Industries Inc
2.25%, 1/22/2013	900	925	5.75%, 3/15/2013	6,000	6,563
Barclays Bank PLC			Praxair Inc
2.50%, 1/23/2013	2,100	2,121	1.75%, 11/15/2012	2,000	2,032
Capital One Financial Corp					$ 16,524
5.70%, 9/15/2011	300	312	Commercial Services - 0.74%
Citigroup Inc			Western Union Co/The
5.50%, 8/27/2012	3,050	3,220	5.40%, 11/17/2011	5,000	5,253
5.50%, 4/11/2013	750	797	Yale University
Commonwealth Bank of Australia			2.90%, 10/15/2014	1,330	1,400
3.75%, 10/15/2014(a)	12,500	13,069			$ 6,653
Goldman Sachs Group Inc/The			Computers - 1.07%
0.53%, 2/6/2012(b)	175	173	Hewlett-Packard Co
3.70%, 8/1/2015	3,000	3,021	4.25%, 2/24/2012	4,000	4,210
5.25%, 10/15/2013	3,500	3,793	International Business Machines Corp
6.00%, 5/1/2014	4,000	4,413	2.10%, 5/6/2013	5,250	5,428
6.88%, 1/15/2011	1,050	1,078			$ 9,638
JP Morgan Chase & Co			Consumer Products - 0.62%
2.20%, 6/15/2012	5,000	5,145	Clorox Co
3.70%, 1/20/2015	8,400	8,753	3.55%, 11/1/2015	890	944
5.38%, 10/1/2012	5,250	5,674	5.00%, 3/1/2013	4,250	4,628
5.60%, 6/1/2011	600	625			$ 5,572
Morgan Stanley			Diversified Financial Services - 11.02%
1.95%, 6/20/2012	4,500	4,608	American Express Credit Corp
2.93%, 5/14/2013(b)	700	707
			5.88%, 5/2/2013	7,000	7,710
4.00%, 7/24/2015	1,000	1,000	American Honda Finance Corp
4.20%, 11/20/2014	500	508	2.38%, 3/18/2013(a)	800	815
4.75%, 4/1/2014	300	309	4.63%, 4/2/2013(a)	7,500	8,058
5.63%, 1/9/2012	4,500	4,707
See accompanying notes			215

Schedule of Investments
Short-Term Income Fund
July 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Diversified Financial Services (continued)			Finance - Mortgage Loan/Banker (continued)
BlackRock Inc			Fannie Mae (continued)
2.25%, 12/10/2012	$ 6,250 $	6,407	4.75%, 12/15/2010	$ 6,000 $	6,106
Capital One Bank USA NA			Federal Home Loan Banks
5.75%, 9/15/2010	250	251	1.63%, 7/27/2011	11,250	11,391
Caterpillar Financial Services Corp			Freddie Mac
4.85%, 12/7/2012	2,500	2,702	1.13%, 7/27/2012	20,000	20,180
Countrywide Financial Corp				$ 55,076
5.80%, 6/7/2012	4,375	4,643	Food - 0.48%
ERAC USA Finance LLC			General Mills Inc
2.75%, 7/1/2013(a)	4,250	4,307	8.02%, 2/5/2013	650	748
5.80%, 10/15/2012(a)	5,250	5,685	Kellogg Co
FMR LLC			5.13%, 12/3/2012	1,000	1,086
4.75%, 3/1/2013(a)	9,750	10,245	Kraft Foods Inc
Franklin Resources Inc			2.63%, 5/8/2013	2,400	2,467
2.00%, 5/20/2013	7,500	7,634		$ 4,301
General Electric Capital Corp			Gas - 0.84%
2.80%, 1/8/2013	3,000	3,069	Florida Gas Transmission Co LLC
3.50%, 6/29/2015	3,500	3,563	4.00%, 7/15/2015(a)	2,500	2,585
3.75%, 11/14/2014	750	776	Sempra Energy
4.80%, 5/1/2013	575	618	6.00%, 2/1/2013	4,500	4,915
5.25%, 10/19/2012	750	807		$ 7,500
5.72%, 8/22/2011	5,000	5,078	Healthcare - Products - 0.06%
Genworth Global Funding Trusts			Covidien International Finance SA
5.20%, 10/8/2010	375	378	5.45%, 10/15/2012	465	507
International Lease Finance Corp
6.38%, 3/25/2013	4,000	3,880	Healthcare - Services - 0.51%
Jefferies Group Inc			UnitedHealth Group Inc
5.88%, 6/8/2014	4,000	4,279	4.88%, 2/15/2013	4,250	4,574
John Deere Capital Corp
4.95%, 12/17/2012	4,000	4,334	Home Equity Asset Backed Securities - 3.62%
Merrill Lynch & Co Inc			ACE Securities Corp
0.54%, 11/1/2011(b)	300	297	0.67%, 5/25/2035(b)	6,981	6,331
0.77%, 6/5/2012(b)	250	246	0.78%, 4/25/2035(b)	9,528	9,197
5.45%, 2/5/2013	120	128	Aegis Asset Backed Securities Trust
6.15%, 4/25/2013	550	599	0.81%, 3/25/2035(b)	6,797	6,644
PACCAR Financial Corp			Bayview Financial Acquisition Trust
1.95%, 12/17/2012	7,250	7,339	6.04%, 11/28/2036	3,367	3,434
2.05%, 6/17/2013	4,250	4,305	Home Equity Asset Trust
Toyota Motor Credit Corp			0.76%, 10/25/2035(b)	4,932	4,902
3.20%, 6/17/2015	750	783	Mastr Asset Backed Securities Trust
	$ 98,936		0.39%, 11/25/2036(b)	1,395	1,385
Electric - 3.85%			New Century Home Equity Loan Trust
Commonwealth Edison Co			4.76%, 11/25/2033	188	183
4.70%, 4/15/2015	1,500	1,638	Residential Asset Securities Corp
5.40%, 12/15/2011	4,500	4,755	4.47%, 3/25/2032	341	331
7.50%, 7/1/2013	1,750	1,990	4.59%, 8/25/2031	96	93
Duke Energy Ohio Inc				$ 32,500
2.10%, 6/15/2013	2,250	2,296	Insurance - 4.85%
Nisource Finance Corp			Berkshire Hathaway Inc
6.15%, 3/1/2013	4,250	4,645	0.86%, 2/11/2013(b)	1,260	1,264
Oncor Electric Delivery Co LLC			2.13%, 2/11/2013	7,750	7,955
5.95%, 9/1/2013	8,750	9,722	3.20%, 2/11/2015	600	627
6.38%, 5/1/2012	3,000	3,242	Fidelity National Financial Inc
Virginia Electric and Power Co			7.30%, 8/15/2011	4,250	4,370
5.10%, 11/30/2012	5,750	6,268	Metropolitan Life Global Funding I
	$ 34,556		2.50%, 1/11/2013(a)	850	865
Electronics - 0.19%			2.88%, 9/17/2012(a)	1,500	1,538
Thermo Fisher Scientific Inc			5.13%, 6/10/2014(a)	5,000	5,487
2.15%, 12/28/2012	1,720	1,742	New York Life Global Funding
			2.25%, 12/14/2012(a)	5,250	5,363
Environmental Control - 0.34%			3.00%, 5/4/2015(a)	3,750	3,859
Allied Waste North America Inc			4.65%, 5/9/2013(a)	795	861
5.75%, 2/15/2011	3,000	3,065	5.25%, 10/16/2012(a)	4,500	4,875
			Prudential Financial Inc
Finance - Mortgage Loan/Banker - 6.13%			3.63%, 9/17/2012	4,250	4,406
Fannie Mae			4.50%, 7/15/2013	1,000	1,046
1.13%, 7/30/2012	10,000	10,090	5.15%, 1/15/2013	950	1,009
1.75%, 5/7/2013	2,000	2,044		$ 43,525
1.88%, 10/29/2012	5,250	5,265
See accompanying notes			216

Schedule of Investments
Short-Term Income Fund
July 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Iron & Steel - 1.00%			Mortgage Backed Securities (continued)
Nucor Corp			Credit Suisse First Boston Mortgage Securities
5.00%, 12/1/2012	$ 8,300 $	9,020	Corp
			6.00%, 12/25/2033	$ 1,242 $	1,263
Manufactured Housing Asset Backed Securities - 0.01%			Fannie Mae
Green Tree Financial Corp			0.58%, 3/25/2035(b)	66	66
7.70%, 9/15/2026(c)	120	114	0.63%, 2/25/2032(b)	116	116
			5.00%, 11/25/2035	1,772	1,934
Media - 1.21%			6.00%, 2/25/2031	10,000	10,277
Comcast Corp			Freddie Mac
5.45%, 11/15/2010	300	304	0.74%, 7/15/2023(b)	486	485
COX Communications Inc			0.79%, 6/15/2023(b)	193	192
7.13%, 10/1/2012	300	334	4.50%, 5/15/2030	1,679	1,688
DirecTV Holdings LLC / DirecTV Financing Co			5.50%, 10/15/2027	2,593	2,613
Inc			6.00%, 9/15/2029	4,311	4,426
6.38%, 6/15/2015	1,750	1,809	GE Capital Commercial Mortgage Corp
Time Warner Cable Inc			5.99%, 12/10/2035	9	9
5.40%, 7/2/2012	3,500	3,758	Ginnie Mae
Walt Disney Co/The			4.50%, 8/20/2032	807	852
4.70%, 12/1/2012	4,250	4,617	GMAC Mortgage Corp Loan Trust
	$ 10,822		5.25%, 7/25/2034	662	589
Mining - 0.51%			GSR Mortgage Loan Trust
Vulcan Materials Co			5.00%, 8/25/2019	5,175	5,316
5.60%, 11/30/2012	4,250	4,554	6.00%, 6/25/2036	2,098	1,885
			JP Morgan Mortgage Trust
Miscellaneous Manufacturing - 0.32%			4.50%, 9/25/2034	2,022	2,010
Honeywell International Inc			LB-UBS Commercial Mortgage Trust
4.25%, 3/1/2013	2,500	2,708	6.06%, 6/15/2020	12	12
Tyco Electronics Group SA			Lehman Mortgage Trust
6.00%, 10/1/2012	150	163	5.75%, 4/25/2036	5,877	5,858
	$ 2,871		MASTR Asset Securitization Trust
Mortgage Backed Securities - 16.29%			5.25%, 9/25/2033(b)	94	94
Banc of America Funding Corp			Morgan Stanley Dean Witter Capital I
0.42%, 7/20/2036(b)	7,279	7,164	6.54%, 2/15/2031	13	13
5.00%, 6/25/2035(b)	3,666	3,594	Residential Accredit Loans Inc
5.75%, 3/25/2036	3,543	3,383	5.00%, 3/25/2019	3,928	3,901
Banc of America Mortgage Securities Inc			6.00%, 11/25/2032	424	429
4.75%, 8/25/2033	37	36	Residential Asset Securitization Trust
4.75%, 2/25/2035	3,232	3,248	6.00%, 5/25/2036	2,826	1,662
5.00%, 2/25/2020	5,900	5,930	Residential Funding Mortgage Securities I
5.00%, 8/25/2020	2,788	2,740	5.50%, 9/25/2036	2,950	2,573
5.00%, 5/25/2034	4,530	4,569	Structured Asset Securities Corp
5.25%, 10/25/2034	3,012	3,050	5.50%, 12/25/2033	1,594	1,581
BCAP LLC Trust			Thornburg Mortgage Securities Trust
5.25%, 6/26/2037(a)	3,460	3,497	1.03%, 12/25/2033(b)	391	348
Bear Stearns Alt-A Trust			WaMu Mortgage Pass Through Certificates
0.61%, 7/25/2035(b)	26	7	0.58%, 11/25/2045(b)	29	29
Bear Stearns Commercial Mortgage Securities			Wells Fargo Mortgage Backed Securities Trust
7.00%, 5/20/2030	350	369	5.50%, 5/25/2035	5,407	5,448
Chase Mortgage Finance Corp			5.75%, 10/25/2036(b)	2,196	2,174
5.00%, 3/25/2018	1,442	1,473		$ 146,269
5.50%, 5/25/2035	1,297	1,298	Office & Business Equipment - 0.09%
6.00%, 5/25/2035	2,785	2,800	Xerox Corp
Citicorp Mortgage Securities Inc			4.25%, 2/15/2015	495	522
4.50%, 9/25/2034(b)	5,412	5,381	5.50%, 5/15/2012	295	314
5.25%, 2/25/2035	4,614	4,801		$ 836
5.50%, 12/25/2033	1,088	1,088	Oil & Gas - 2.17%
Countrywide Alternative Loan Trust			Apache Corp
6.00%, 2/25/2017	2,244	2,288	6.25%, 4/15/2012	4,500	4,837
Countrywide Asset-Backed Certificates			BP Capital Markets PLC
0.61%, 11/25/2035(b)	57	53	3.63%, 5/8/2014	3,750	3,603
Countrywide Home Loan Mortgage Pass Through			Canadian Natural Resources Ltd
Trust			5.15%, 2/1/2013	650	705
4.50%, 8/25/2033	2,915	2,999	Husky Energy Inc
4.75%, 1/25/2019	4,565	4,658	5.90%, 6/15/2014	1,000	1,123
4.75%, 8/25/2034	2,788	2,796	6.25%, 6/15/2012	400	433
5.00%, 11/25/2018	7,644	7,890	Shell International Finance BV
5.00%, 6/25/2034	5,856	5,872	3.10%, 6/28/2015	4,250	4,405
5.00%, 8/25/2034	5,003	5,041
5.25%, 7/25/2033	2,400	2,401
See accompanying notes			217

Schedule of Investments
Short-Term Income Fund
July 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's)	Value (000's)
Oil & Gas (continued)			REITS (continued)
Total Capital SA			Duke Realty LP
3.00%, 6/24/2015	$ 4,250 $	4,383	6.25%, 5/15/2013	$ 6,750	$ 7,259
	$ 19,489		ERP Operating LP
Oil & Gas Services - 0.67%			5.50%, 10/1/2012	4,000	4,274
Smith International Inc			6.63%, 3/15/2012	7,000	7,525
8.63%, 3/15/2014	4,500	5,378	Health Care REIT Inc
Weatherford International Inc			5.88%, 5/15/2015	4,250	4,651
5.95%, 6/15/2012	375	401	6.00%, 11/15/2013	6,500	7,109
6.63%, 11/15/2011	250	263	Nationwide Health Properties Inc
	$ 6,042		6.25%, 2/1/2013	2,750	2,959
Other Asset Backed Securities - 1.85%			6.50%, 7/15/2011	5,000	5,217
Carrington Mortgage Loan Trust			8.25%, 7/1/2012	3,000	3,281
0.61%, 12/25/2035(b)	475	431			$ 55,442
CNH Equipment Trust			Retail - 0.62%
4.12%, 5/15/2012	107	108	Wal-Mart Stores Inc
Countrywide Asset-Backed Certificates			2.88%, 4/1/2015	1,750	1,828
0.40%, 5/25/2028(b)	4,438	4,251	3.20%, 5/15/2014	3,500	3,711
0.73%, 8/25/2034(b)	1,892	1,844			$ 5,539
0.98%, 12/25/2034(b)	7,501	7,270	Savings & Loans - 0.00%
John Deere Owner Trust			Washington Mutual Bank / Henderson NV
4.18%, 6/15/2012	141	142	0.00%, 1/15/2013(d)	1,200	6
Marriott Vacation Club Owner Trust
5.81%, 10/20/2029(a)	134	138	Software - 0.55%
Merrill Lynch First Franklin Mortgage Loan Trust			Microsoft Corp
1.03%, 10/25/2037(b)	2,500	2,445	2.95%, 6/1/2014	2,000	2,111
	$ 16,629		Oracle Corp
Packaging & Containers - 0.02%			3.75%, 7/8/2014	2,600	2,803
Pactiv Corp					$ 4,914
5.88%, 7/15/2012	175	182	Student Loan Asset Backed Securities - 0.07%
			SLM Student Loan Trust
Pharmaceuticals - 2.23%			1.60%, 10/25/2016(b)	600	609
Abbott Laboratories
2.70%, 5/27/2015	8,500	8,847	Telecommunications - 2.20%
Cardinal Health Inc			America Movil SA de CV
5.65%, 6/15/2012	51	55	5.50%, 3/1/2014	2,000	2,204
Novartis Capital Corp			AT&T Inc
1.90%, 4/24/2013	900	921	2.50%, 8/15/2015	4,000	4,021
2.90%, 4/24/2015	4,500	4,676	4.95%, 1/15/2013	4,250	4,639
Pfizer Inc			Cisco Systems Inc
4.45%, 3/15/2012	5,250	5,550	2.90%, 11/17/2014	335	352
	$ 20,049		Rogers Cable Inc
Pipelines - 1.06%			7.88%, 5/1/2012	500	556
Enterprise Products Operating LLC			Telefonica Emisiones SAU
3.70%, 6/1/2015	4,750	4,909	2.58%, 4/26/2013	800	808
ONEOK Partners LP			Verizon New Jersey Inc
5.90%, 4/1/2012	255	272	5.88%, 1/17/2012	6,750	7,162
Plains All American Pipeline LP / PAA Finance					$ 19,742
Corp			Textiles - 0.55%
3.95%, 9/15/2015	4,250	4,351	Mohawk Industries Inc
	$ 9,532		7.20%, 4/15/2012	4,750	4,976
Publicly Traded Investment Fund - 0.09%
CDP Financial Inc			Transportation - 0.51%
3.00%, 11/25/2014(a)	750	766	United Parcel Service Inc
			4.50%, 1/15/2013	4,250	4,599
Real Estate - 1.25%
Regency Centers LP			TOTAL BONDS		$ 831,500
8.45%, 9/1/2010	575	578		Principal
WCI Finance LLC / WEA Finance LLC			U.S. GOVERNMENT & GOVERNMENT	Amount
5.40%, 10/1/2012(a)	5,250	5,573	AGENCY OBLIGATIONS - 5.18%	(000's)	Value (000's)
WT Finance Aust Pty Ltd / Westfield Capital /			Federal Home Loan Mortgage Corporation (FHLMC) - 0.10%
WEA Finance LLC			2.83%, 11/1/2021(b),(e)	$ 15	$ 15
5.13%, 11/15/2014(a)	4,750	5,064	2.98%, 9/1/2035(b),(e)	262	273
	$ 11,215		4.50%, 7/1/2011(e)	57	58
REITS - 6.17%			6.00%, 4/1/2017(e)	138	151
Arden Realty LP			6.00%, 5/1/2017(e)	255	277
5.25%, 3/1/2015	4,000	4,274	6.50%, 12/1/2015(e)	13	14
AvalonBay Communities Inc			7.00%, 12/1/2022(e)	145	164
5.50%, 1/15/2012	8,500	8,893	7.50%, 12/1/2029(e)	3	4

See accompanying notes			218

Schedule of Investments
Short-Term Income Fund
July 31, 2010 (unaudited)

	Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		Unrealized Appreciation (Depreciation)
AGENCY OBLIGATIONS (continued)	(000's) Value (000's)		The net federal income tax unrealized appreciation (depreciation) and federal tax
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			cost of investments held as of the period end were as follows:
9.50%, 8/1/2016(e)	$ 8 $	8
	$ 964		Unrealized Appreciation	$ 22,566
Federal National Mortgage Association (FNMA) - 0.29%			Unrealized Depreciation	(3,991)
2.62%, 1/1/2035(b),(e)	81	85	Net Unrealized Appreciation (Depreciation)	$ 18,575
2.66%, 2/1/2037(b),(e)	322	336	Cost for federal income tax purposes	$ 859,499
2.67%, 11/1/2032(b),(e)	117	122	All dollar amounts are shown in thousands (000's)
2.71%, 7/1/2034(b),(e)	116	122
2.76%, 2/1/2035(b),(e)	52	55	Portfolio Summary (unaudited)
2.85%, 12/1/2032(b),(e)	119	124	Sector	Percent
2.88%, 1/1/2035(b),(e)	288	298	Financial	37.22%
2.89%, 7/1/2034(b),(e)	335	349	Mortgage Securities	16.69%
2.96%, 8/1/2034(b),(e)	166	173	Government	10.91%
3.05%, 11/1/2022(b),(e)	3	3	Consumer, Non-cyclical	7.02%
3.06%, 10/1/2035(b),(e)	641	666	Asset Backed Securities	5.82%
4.59%, 1/1/2019(b),(e)	6	6	Utilities	4.69%
4.60%, 11/1/2035(b),(e)	23	24	Energy	3.90%
5.61%, 4/1/2019(b),(e)	7	7	Communications	3.41%
6.00%, 7/1/2028(e)	70	78	Basic Materials	3.35%
6.50%, 1/1/2012(e)	20	21	Industrial	1.89%
6.50%, 1/1/2014(e)	52	56	Technology	1.71%
7.50%, 10/1/2029(e)	12	14	Consumer, Cyclical	1.17%
8.00%, 5/1/2027(e)	5	6	Other Assets in Excess of Liabilities, Net	2.22%
8.50%, 11/1/2017(e)	14	15	TOTAL NET ASSETS	100.00%
8.50%, 5/1/2022(e)	29	30
10.00%, 5/1/2022(e)	8	9
	$ 2,599
Government National Mortgage Association (GNMA) - 0.01%
8.00%, 3/15/2012	2	2
9.00%, 4/20/2025	3	3
10.00%, 1/15/2019	53	62
10.00%, 2/15/2019	1	1
11.00%, 10/15/2015	13	15
11.00%, 11/15/2015	16	18
11.00%, 11/15/2015	3	3
	$ 104
U.S. Treasury - 4.78%
0.63%, 6/30/2012	14,190	14,214
0.88%, 12/31/2010(f)	850	852
1.13%, 6/30/2011	10,500	10,577
1.38%, 3/15/2012	5,000	5,076
1.38%, 4/15/2012	6,000	6,094
1.38%, 5/15/2012	6,000	6,093
	$ 42,906
U.S. Treasury Bill - 0.00%
0.18%, 8/26/2010(g)	1	1

TOTAL U.S. GOVERNMENT &
GOVERNMENT AGENCY OBLIGATIONS	$ 46,574
Total Investments	$ 878,074
Other Assets in Excess of Liabilities, Net - 2.22%	$ 19,894
TOTAL NET ASSETS - 100.00%	$ 897,968

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $104,851 or 11.68% of net assets.
(b)	Variable Rate. Rate shown is in effect at July 31, 2010.
(c) Security is Illiquid
(d) Non-Income Producing Security
(e)	This entity was put into conservatorship by the US Government in 2008.
See Notes to Financial Statements for additional information.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $366 or 0.04% of net assets.
(g) Rate shown is the discount rate.

See accompanying notes			219

Schedule of Investments
Short-Term Income Fund
July 31, 2010 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts		Notional Value	Current Market Value	Appreciation/(Depreciation)
US 5 Year Note; September 2010	Short	400	$ 46,912		$ 47,932	$ (1,020)
						$ (1,020)
All dollar amounts are shown in thousands (000's)

See accompanying notes			220

Schedule of Investments
SmallCap Blend Fund
July 31, 2010 (unaudited)

COMMON STOCKS - 95.99%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 2.45%			Commercial Services - 7.00%
Esterline Technologies Corp (a)	23,819 $	1,223	ABM Industries Inc	38,510 $	836
HEICO Corp	21,810	862	Advance America Cash Advance Centers Inc	55,210	217
Moog Inc (a)	16,790	601	American Public Education Inc (a)	9,860	440
Teledyne Technologies Inc (a)	20,394	837	Coinstar Inc (a)	23,640	1,076
Triumph Group Inc	17,450	1,324	Corinthian Colleges Inc (a)	31,910	290
	$ 4,847		Emergency Medical Services Corp (a)	23,140	1,035
Apparel - 2.86%			Euronet Worldwide Inc (a)	30,990	487
Carter's Inc (a)	23,340	566	Global Cash Access Holdings Inc (a)	93,419	384
G-III Apparel Group Ltd (a)	22,546	582	Grand Canyon Education Inc (a)	14,050	341
Perry Ellis International Inc (a)	10,840	243	Healthcare Services Group Inc	40,430	903
Steven Madden Ltd (a)	39,094	1,510	ICF International Inc (a)	23,520	541
True Religion Apparel Inc (a)	52,940	1,301	Kenexa Corp (a)	28,263	340
Warnaco Group Inc/The (a)	34,772	1,452	Kforce Inc (a)	41,810	565
	$ 5,654		On Assignment Inc (a)	43,870	212
Automobile Parts & Equipment - 0.83%			Parexel International Corp (a)	63,070	1,295
ArvinMeritor Inc (a)	16,100	264	Providence Service Corp/The (a)	18,460	266
Dana Holding Corp (a)	31,240	371	Rent-A-Center Inc/TX	55,520	1,221
Dorman Products Inc (a)	16,150	377	Sotheby's	44,610	1,210
Tenneco Inc (a)	22,710	627	Steiner Leisure Ltd (a)	17,060	725
			TeleTech Holdings Inc (a)	64,390	895
	$ 1,639		Valassis Communications Inc (a)	16,740	579
Banks - 5.71%
Bancorp Inc/DE (a)	32,482	245		$ 13,858
Boston Private Financial Holdings Inc	102,620	678	Computers - 1.68%
Columbia Banking System Inc	24,465	447	CACI International Inc (a)	10,760	506
Community Bank System Inc	39,490	977	Fortinet Inc (a)	48,170	867
Community Trust Bancorp Inc	10,910	300	Insight Enterprises Inc (a)	41,730	608
East West Bancorp Inc	54,245	846	Manhattan Associates Inc (a)	25,350	681
Financial Institutions Inc	4,503	86	Rimage Corp (a)	14,630	247
First Interstate Bancsystem Inc	14,192	189	SYKES Enterprises Inc (a)	26,380	418
First of Long Island Corp/The	5,977	154		$ 3,327
Independent Bank Corp/Rockland MA	16,348	389	Consumer Products - 1.58%
Lakeland Bancorp Inc	27,230	244	American Greetings Corp	47,930	982
NBT Bancorp Inc	29,790	658	Central Garden and Pet Co - A Shares (a)	85,000	859
Prosperity Bancshares Inc	38,020	1,288	Ennis Inc	20,270	343
Signature Bank/New York NY (a)	37,930	1,458	Helen of Troy Ltd (a)	15,560	373
Southwest Bancorp Inc/Stillwater OK	24,340	354	Tupperware Brands Corp	14,690	579
Tompkins Financial Corp	8,646	361		$ 3,136
Trustmark Corp	43,380	954	Distribution & Wholesale - 0.79%
Union First Market Bankshares Corp	19,790	281	Beacon Roofing Supply Inc (a)	42,820	731
Webster Financial Corp	74,390	1,387	Brightpoint Inc (a)	40,950	324
	$ 11,296		United Stationers Inc (a)	9,380	508
Biotechnology - 3.15%				$ 1,563
Acorda Therapeutics Inc (a)	8,980	291	Diversified Financial Services - 1.32%
Arqule Inc (a)	73,120	312	Artio Global Investors Inc	18,100	291
Bio-Rad Laboratories Inc (a)	7,690	683	Calamos Asset Management Inc	35,970	374
Celldex Therapeutics Inc (a)	54,880	282	GFI Group Inc	45,100	266
Cubist Pharmaceuticals Inc (a)	42,222	911	KBW Inc	36,450	833
Cytokinetics Inc (a)	96,404	265	National Financial Partners Corp (a)	78,227	839
Exelixis Inc (a)	195,920	611		$ 2,603
Human Genome Sciences Inc (a)	40,437	1,049	Electric - 2.37%
Incyte Corp (a)	72,080	939	Avista Corp	64,550	1,350
Ligand Pharmaceuticals Inc (a)	130,990	216	IDACORP Inc	21,140	745
OncoGenex Pharmaceutical Inc (a)	16,284	230	NorthWestern Corp	41,870	1,181
Vical Inc (a)	96,421	319	Unisource Energy Corp	43,650	1,409
XOMA Ltd (a)	419,700	123		$ 4,685
	$ 6,231		Electrical Components & Equipment - 0.52%
Building Materials - 0.16%			EnerSys (a)	29,090	704
Universal Forest Products Inc	10,060	312	Fushi Copperweld Inc (a)	39,324	333
				$ 1,037
Chemicals - 2.82%			Electronics - 2.73%
HB Fuller Co	45,990	940	Benchmark Electronics Inc (a)	59,030	986
Innophos Holdings Inc	47,930	1,405	Brady Corp	16,790	467
Olin Corp	81,880	1,662	Checkpoint Systems Inc (a)	17,350	346
Sensient Technologies Corp	22,480	662	CTS Corp	37,310	349
Stepan Co	7,610	502	LaBarge Inc (a)	20,125	252
WR Grace & Co (a)	15,990	411	Multi-Fineline Electronix Inc (a)	21,690	550
	$ 5,582		OSI Systems Inc (a)	13,390	372
Coal - 0.27%			Park Electrochemical Corp	15,500	425
Cloud Peak Energy Inc (a)	35,450	544	Rofin-Sinar Technologies Inc (a)	29,100	613
			Watts Water Technologies Inc	13,420	432

See accompanying notes			221

Schedule of Investments
SmallCap Blend Fund
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Electronics (continued)			Iron & Steel - 0.11%
Woodward Governor Co	19,990 $	605	Schnitzer Steel Industries Inc	4,570 $	209
	$ 5,397
Engineering & Contruction - 1.41%			Leisure Products & Services - 0.41%
EMCOR Group Inc (a)	54,153	1,409	Polaris Industries Inc	13,430	802
Exponent Inc (a)	10,290	340
Insituform Technologies Inc (a)	30,890	707	Machinery - Diversified - 2.19%
MasTec Inc (a)	31,450	334	Altra Holdings Inc (a)	24,090	349
	$ 2,790		Applied Industrial Technologies Inc	31,070	870
Entertainment - 0.23%			Briggs & Stratton Corp	34,810	660
National CineMedia Inc	25,430	456	Chart Industries Inc (a)	37,060	660
			Middleby Corp (a)	17,760	1,022
Environmental Control - 0.27%			Wabtec Corp/DE	17,170	766
Tetra Tech Inc (a)	25,440	533		$ 4,327
			Media - 0.13%
Food - 0.97%			Journal Communications Inc (a)	54,190	258
Fresh Del Monte Produce Inc (a)	18,390	383
Seneca Foods Corp (a)	8,888	272	Metal Fabrication & Hardware - 0.59%
TreeHouse Foods Inc (a)	26,370	1,258	CIRCOR International Inc	11,440	358
	$ 1,913		Dynamic Materials Corp	29,220	429
Forest Products & Paper - 0.25%			LB Foster Co (a)	12,450	380
PH Glatfelter Co	43,750	500		$ 1,167
			Mining - 0.62%
Gas - 0.81%			Hecla Mining Co (a)	94,140	465
Southwest Gas Corp	32,450	1,044	Kaiser Aluminum Corp	18,580	762
WGL Holdings Inc	15,360	554		$ 1,227
	$ 1,598		Miscellaneous Manufacturing - 1.73%
Hand & Machine Tools - 1.05%			Actuant Corp	62,170	1,282
Franklin Electric Co Inc	13,380	411	AO Smith Corp	18,250	998
Regal-Beloit Corp	27,340	1,663	ESCO Technologies Inc	17,880	533
	$ 2,074		Koppers Holdings Inc	24,223	602
Healthcare - Products - 2.23%				$ 3,415
American Medical Systems Holdings Inc (a)	67,290	1,505	Oil & Gas - 2.26%
Immucor Inc (a)	75,353	1,448	Berry Petroleum Co	25,140	750
Integra LifeSciences Holdings Corp (a)	11,360	410	Bill Barrett Corp (a)	26,310	931
Merit Medical Systems Inc (a)	35,880	607	Callon Petroleum Co (a)	41,990	242
Orthofix International NV (a)	14,920	452	Petroquest Energy Inc (a)	205,240	1,363
	$ 4,422		Swift Energy Co (a)	46,045	1,194
Healthcare - Services - 2.26%				$ 4,480
Amedisys Inc (a)	22,687	596	Oil & Gas Services - 1.41%
AMERIGROUP Corp (a)	18,530	663	Lufkin Industries Inc	36,380	1,496
Ensign Group Inc/The	27,274	491	RPC Inc	48,290	805
Gentiva Health Services Inc (a)	18,930	391	T-3 Energy Services Inc (a)	19,120	485
ICON PLC ADR(a)	31,120	734		$ 2,786
Magellan Health Services Inc (a)	37,920	1,596	Packaging & Containers - 1.36%
	$ 4,471		Rock-Tenn Co	30,430	1,620
Home Furnishings - 0.93%			Silgan Holdings Inc	37,980	1,079
Tempur-Pedic International Inc (a)	59,710	1,831		$ 2,699
			Pharmaceuticals - 2.16%
Insurance - 3.03%			Alexza Pharmaceuticals Inc (a)	89,435	248
Alterra Capital Holdings Ltd	35,340	684	Catalyst Health Solutions Inc (a)	36,670	1,268
Aspen Insurance Holdings Ltd	39,980	1,093	Cornerstone Therapeutics Inc (a)	37,066	206
Delphi Financial Group Inc	45,994	1,194	Idenix Pharmaceuticals Inc (a)	60,670	310
Flagstone Reinsurance Holdings SA	36,450	402	Impax Laboratories Inc (a)	23,100	379
OneBeacon Insurance Group Ltd	14,530	231	Orexigen Therapeutics Inc (a)	103,050	536
Platinum Underwriters Holdings Ltd	42,330	1,654	Par Pharmaceutical Cos Inc (a)	20,870	551
StanCorp Financial Group Inc	12,990	490	Vivus Inc (a)	36,439	206
Unitrin Inc	9,140	254	XenoPort Inc (a)	91,460	561
	$ 6,002			$ 4,265
Internet - 2.40%			Publicly Traded Investment Fund - 0.17%
Ancestry.com Inc (a)	26,077	515	THL Credit Inc	27,210	335
Constant Contact Inc (a)	48,380	943
Earthlink Inc	119,540	1,055	REITS - 7.05%
Liquidity Services Inc (a)	19,130	260	Agree Realty Corp	10,720	248
Perficient Inc (a)	32,680	283	Ashford Hospitality Trust Inc (a)	83,984	738
TIBCO Software Inc (a)	124,290	1,685	BioMed Realty Trust Inc	38,280	691
	$ 4,741		CBL & Associates Properties Inc	77,130	1,085
Investment Companies - 0.11%			Chimera Investment Corp	190,039	735
PennantPark Investment Corp	21,327	224	Entertainment Properties Trust	29,836	1,245
			Essex Property Trust Inc	8,760	921
			Getty Realty Corp	11,810	283

See accompanying notes			222

Schedule of Investments
SmallCap Blend Fund
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
REITS (continued)			Telecommunications - 4.29%
Hersha Hospitality Trust	191,233 $	972	Anaren Inc (a)	18,870 $	299
Highwoods Properties Inc	22,350	700	Arris Group Inc (a)	84,061	783
Home Properties Inc	11,360	564	Consolidated Communications Holdings Inc	50,420	880
Kilroy Realty Corp	47,010	1,579	InterDigital Inc (a)	29,590	808
PS Business Parks Inc	12,810	744	LogMeIn Inc (a)	18,245	520
Saul Centers Inc	15,020	635	PAETEC Holding Corp (a)	134,920	530
Starwood Property Trust Inc	22,700	403	Plantronics Inc	39,810	1,193
Sunstone Hotel Investors Inc (a)	58,940	608	Polycom Inc (a)	28,390	843
Universal Health Realty Income Trust	7,820	260	Premiere Global Services Inc (a)	59,930	375
Urstadt Biddle Properties Inc	18,049	322	RF Micro Devices Inc (a)	244,860	1,021
Washington Real Estate Investment Trust	40,160	1,219	Symmetricom Inc (a)	44,090	235
	$ 13,952		Syniverse Holdings Inc (a)	28,700	641
Retail - 7.05%			Tekelec (a)	26,090	369
Asbury Automotive Group Inc (a)	50,190	675			$ 8,497
Barnes & Noble Inc	37,220	483	Transportation - 3.12%
Big 5 Sporting Goods Corp	31,780	437	Atlas Air Worldwide Holdings Inc (a)	24,690	1,444
Cash America International Inc	21,860	732	Bristow Group Inc (a)	39,800	1,330
Christopher & Banks Corp	49,200	364	Celadon Group Inc (a)	27,020	423
Dillard's Inc	44,890	1,039	Heartland Express Inc	76,460	1,225
DineEquity Inc (a)	13,200	481	HUB Group Inc (a)	39,920	1,283
Dress Barn Inc (a)	55,300	1,366	Marten Transport Ltd	20,320	462
Einstein Noah Restaurant Group Inc (a)	14,485	168			$ 6,167
Finish Line Inc/The	27,840	398	Trucking & Leasing - 0.33%
First Cash Financial Services Inc (a)	14,800	355	TAL International Group Inc	24,180	651
Jo-Ann Stores Inc (a)	35,860	1,502
JOS A Bank Clothiers Inc (a)	8,760	514	TOTAL COMMON STOCKS		$ 189,924
PF Chang's China Bistro Inc	17,840	739		Maturity
Pier 1 Imports Inc (a)	66,730	466		Amount
Ruby Tuesday Inc (a)	119,920	1,226	REPURCHASE AGREEMENTS - 4.31%	(000's)	Value (000's)
Sally Beauty Holdings Inc (a)	74,560	705
			Banks - 4.31%
Stage Stores Inc	38,960	429	Investment in Joint Trading Account; Bank of	$ 2,221	$ 2,221
Texas Roadhouse Inc (a)	76,420	1,030
			America Repurchase Agreement; 0.19%
World Fuel Services Corp	32,360	843	dated 07/30/10 maturing 08/02/10
	$ 13,952		(collateralized by US Treasury Notes;
Savings & Loans - 1.92%			$2,265,118; 1.38% - 3.63%; dated 05/15/12 -
Danvers Bancorp Inc	18,200	298	08/15/19)
Dime Community Bancshares	21,510	282	Investment in Joint Trading Account; Credit Suisse	1,960	1,960
ESSA Bancorp Inc	17,603	224	Repurchase Agreement; 0.20% dated
Flushing Financial Corp	20,588	257	07/30/10 maturing 08/02/10 (collateralized by
Investors Bancorp Inc (a)	49,130	645	US Treasury Note; $1,999,115; 2.00%; dated
Northwest Bancshares Inc	40,460	491	11/30/13)
OceanFirst Financial Corp	23,130	293	Investment in Joint Trading Account; Deutsche	2,221	2,220
Oritani Financial Corp	31,290	313	Bank Repurchase Agreement; 0.19% dated
Provident Financial Services Inc	52,500	672	07/30/10 maturing 08/02/10 (collateralized by
United Financial Bancorp Inc	22,400	334	Sovereign Agency Issues; $2,265,117; 0.00%;
	$ 3,809		dated 08/11/10 - 01/24/11)
Semiconductors - 2.84%			Investment in Joint Trading Account; Morgan	2,117	2,117
Cabot Microelectronics Corp (a)	21,650	708	Stanley Repurchase Agreement; 0.20% dated
Diodes Inc (a)	50,240	888	07/30/10 maturing 08/02/10 (collateralized by
Entegris Inc (a)	218,820	1,009	Sovereign Agency Issues; $2,159,044; 3.00%
Hittite Microwave Corp (a)	21,990	1,011	- 6.88%; dated 09/15/10 - 07/28/14)
IXYS Corp (a)	50,130	442			$ 8,518
Kopin Corp (a)	79,590	300	TOTAL REPURCHASE AGREEMENTS		$ 8,518
Micrel Inc	35,150	342	Total Investments		$ 198,442
Microsemi Corp (a)	38,660	617	Liabilities in Excess of Other Assets, Net - (0.30)%		$ (588)
Standard Microsystems Corp (a)	13,920	306
			TOTAL NET ASSETS - 100.00%		$ 197,854
	$ 5,623
Software - 4.06%
ACI Worldwide Inc (a)	22,810	442	(a) Non-Income Producing Security
Acxiom Corp (a)	65,870	1,010
CSG Systems International Inc (a)	19,490	368
JDA Software Group Inc (a)	25,247	593
Mantech International Corp (a)	15,070	598	Unrealized Appreciation (Depreciation)
MicroStrategy Inc (a)	12,220	1,014	The net federal income tax unrealized appreciation (depreciation) and federal tax
Pegasystems Inc	34,630	1,065	cost of investments held as of the period end were as follows:
Quest Software Inc (a)	42,050	848
SYNNEX Corp (a)	37,620	993	Unrealized Appreciation		$ 32,807
Taleo Corp (a)	44,940	1,106	Unrealized Depreciation		(10,924)
			Net Unrealized Appreciation (Depreciation)		$ 21,883
	$ 8,037		Cost for federal income tax purposes		$ 176,559
			All dollar amounts are shown in thousands (000's)

See accompanying notes			223

Schedule of Investments
SmallCap Blend Fund
July 31, 2010 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Financial		23.62%
Consumer, Non-cyclical		19.35%
Industrial		17.91%
Consumer, Cyclical		13.10%
Technology		8.58%
Communications		6.82%
Energy		3.94%
Basic Materials		3.80%
Utilities		3.18%
Liabilities in Excess of Other Assets, Net		(0.30)%
TOTAL NET ASSETS		100.00%

Futures Contracts

						Unrealized
Type	Long/Short	Contracts		Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2010	Long	33	$ 2,021		$ 2,137	$ 116
						$ 116

All dollar amounts are shown in thousands (000's)

See accompanying notes			224

Schedule of Investments
SmallCap Growth Fund
July 31, 2010 (unaudited)

COMMON STOCKS - 95.69%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 2.97%			Distribution & Wholesale - 0.58%
Esterline Technologies Corp (a)	40,054 $	2,056	Brightpoint Inc (a)	170,650 $	1,352
HEICO Corp	34,400	1,360
Teledyne Technologies Inc (a)	37,311	1,531	Diversified Financial Services - 1.31%
Triumph Group Inc	26,119	1,982	CBOE Holdings Inc	17,700	471
	$ 6,929		GFI Group Inc	166,000	978
Apparel - 3.70%			KBW Inc	70,000	1,599
Carter's Inc (a)	90,500	2,194		$ 3,048
Steven Madden Ltd (a)	59,420	2,295	Electronics - 3.76%
True Religion Apparel Inc (a)	58,462	1,437	Benchmark Electronics Inc (a)	88,900	1,485
Warnaco Group Inc/The (a)	64,357	2,688	Checkpoint Systems Inc (a)	68,000	1,358
	$ 8,614		CTS Corp	53,261	498
Automobile Parts & Equipment - 0.55%			Multi-Fineline Electronix Inc (a)	40,630	1,030
Tenneco Inc (a)	46,500	1,283	Park Electrochemical Corp	28,000	768
			Rofin-Sinar Technologies Inc (a)	51,529	1,085
Banks - 1.07%			Woodward Governor Co	84,300	2,549
Signature Bank/New York NY (a)	65,200	2,506		$ 8,773
			Engineering & Contruction - 1.42%
Biotechnology - 5.68%			EMCOR Group Inc (a)	70,577	1,836
Acorda Therapeutics Inc (a)	41,000	1,326	Exponent Inc (a)	44,319	1,463
Ariad Pharmaceuticals Inc (a)	186,300	596		$ 3,299
Arqule Inc (a)	155,350	663	Entertainment - 0.49%
Bio-Rad Laboratories Inc (a)	16,496	1,465	National CineMedia Inc	64,000	1,148
Celldex Therapeutics Inc (a)	106,000	544
Cubist Pharmaceuticals Inc (a)	78,499	1,694	Environmental Control - 1.03%
Cytokinetics Inc (a)	190,322	523	Tetra Tech Inc (a)	114,014	2,391
Exelixis Inc (a)	310,320	968
Human Genome Sciences Inc (a)	95,636	2,481	Hand & Machine Tools - 0.36%
Incyte Corp (a)	129,463	1,686	Franklin Electric Co Inc	27,200	836
Ligand Pharmaceuticals Inc (a)	307,750	508
Vical Inc (a)	177,743	588	Healthcare - Products - 5.88%
XOMA Ltd (a)	675,710	199	Alere Inc (a)	50,168	1,411
	$ 13,241		American Medical Systems Holdings Inc (a)	139,840	3,127
Chemicals - 1.99%			Haemonetics Corp (a)	41,400	2,287
NewMarket Corp	22,400	2,401	Immucor Inc (a)	126,781	2,437
PolyOne Corp (a)	90,500	933	Integra LifeSciences Holdings Corp (a)	53,100	1,919
Stepan Co	19,600	1,294	Merit Medical Systems Inc (a)	84,880	1,436
	$ 4,628		Orthofix International NV (a)	35,860	1,086
Commercial Services - 10.90%				$ 13,703
ABM Industries Inc	58,600	1,272	Healthcare - Services - 2.83%
Advance America Cash Advance Centers Inc	102,000	402	Amedisys Inc (a)	42,092	1,106
American Public Education Inc (a)	40,110	1,791	AMERIGROUP Corp (a)	44,300	1,584
Coinstar Inc (a)	64,950	2,955	Gentiva Health Services Inc (a)	46,200	953
Corinthian Colleges Inc (a)	49,600	451	Healthsouth Corp (a)	83,195	1,540
Emergency Medical Services Corp (a)	37,090	1,659	ICON PLC ADR(a)	60,260	1,422
Euronet Worldwide Inc (a)	50,896	799		$ 6,605
Geo Group Inc/The (a)	74,592	1,610	Home Furnishings - 1.37%
Global Cash Access Holdings Inc (a)	194,998	801	Tempur-Pedic International Inc (a)	104,470	3,204
Grand Canyon Education Inc (a)	45,018	1,093
Healthcare Services Group Inc	77,030	1,721	Internet - 2.87%
ICF International Inc (a)	39,333	905	Ancestry.com Inc (a)	41,088	811
Kenexa Corp (a)	47,094	567	Constant Contact Inc (a)	96,900	1,888
Kforce Inc (a)	78,100	1,055	Liquidity Services Inc (a)	44,700	607
Parexel International Corp (a)	102,747	2,109	Perficient Inc (a)	64,000	554
Providence Service Corp/The (a)	37,300	537	TIBCO Software Inc (a)	209,000	2,834
Sotheby's	48,100	1,305		$ 6,694
Steiner Leisure Ltd (a)	41,133	1,749	Iron & Steel - 0.20%
TeleTech Holdings Inc (a)	101,000	1,404	Schnitzer Steel Industries Inc	10,300	472
Valassis Communications Inc (a)	35,300	1,220
	$ 25,405		Leisure Products & Services - 0.79%
Computers - 1.91%			Polaris Industries Inc	31,000	1,851
Fortinet Inc (a)	76,800	1,383
Insight Enterprises Inc (a)	67,000	976	Machinery - Diversified - 2.10%
Manhattan Associates Inc (a)	40,800	1,096	Altra Holdings Inc (a)	48,500	703
NCI Inc (a)	42,027	990	Applied Industrial Technologies Inc	74,670	2,091
	$ 4,445		Middleby Corp (a)	36,447	2,096
Consumer Products - 0.74%				$ 4,890
Tupperware Brands Corp	43,800	1,725	Media - 0.24%
			Journal Communications Inc (a)	120,000	571

See accompanying notes			225

Schedule of Investments
SmallCap Growth Fund
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Metal Fabrication & Hardware - 0.60%			Software - 6.69%
Dynamic Materials Corp	42,300 $	621	ACI Worldwide Inc (a)	53,420 $	1,036
RBC Bearings Inc (a)	25,400	779	Acxiom Corp (a)	131,300	2,014
	$ 1,400		JDA Software Group Inc (a)	72,142	1,695
Mining - 0.19%			Mantech International Corp (a)	41,880	1,661
Hecla Mining Co (a)	89,300	441	MicroStrategy Inc (a)	22,290	1,850
			Pegasystems Inc	64,540	1,985
Miscellaneous Manufacturing - 2.51%			Progress Software Corp (a)	53,500	1,600
Actuant Corp	122,900	2,534	QLIK Technologies Inc (a)	47,500	683
AO Smith Corp	43,700	2,389	Quest Software Inc (a)	51,590	1,040
Koppers Holdings Inc	37,184	924	Taleo Corp (a)	82,400	2,027
	$ 5,847				$ 15,591
Oil & Gas - 1.07%			Telecommunications - 6.29%
Berry Petroleum Co	37,530	1,119	Anaren Inc (a)	45,920	726
Petroquest Energy Inc (a)	205,800	1,367	Arris Group Inc (a)	183,500	1,710
	$ 2,486		Consolidated Communications Holdings Inc	35,000	611
Oil & Gas Services - 1.70%			InterDigital Inc (a)	47,510	1,297
Lufkin Industries Inc	57,200	2,352	LogMeIn Inc (a)	28,407	810
RPC Inc	59,600	994	PAETEC Holding Corp (a)	209,200	822
T-3 Energy Services Inc (a)	23,890	606	Plantronics Inc	34,300	1,028
	$ 3,952		Polycom Inc (a)	39,000	1,158
			Premiere Global Services Inc (a)	136,446	854
Packaging & Containers - 0.63%			RF Micro Devices Inc (a)	502,000	2,093
Rock-Tenn Co	27,780	1,479	Syniverse Holdings Inc (a)	88,270	1,971
			Tekelec (a)	111,600	1,578
Pharmaceuticals - 4.68%
Alexza Pharmaceuticals Inc (a)	211,601	586			$ 14,658
Array BioPharma Inc (a)	242,800	770	Transportation - 2.57%
BioScrip Inc (a)	85,096	362	Celadon Group Inc (a)	45,700	714
Catalyst Health Solutions Inc (a)	60,556	2,094	Heartland Express Inc	133,200	2,134
Cornerstone Therapeutics Inc (a)	70,782	394	HUB Group Inc (a)	72,500	2,331
Herbalife Ltd	48,060	2,386	Marten Transport Ltd	35,510	807
Idenix Pharmaceuticals Inc (a)	191,000	976			$ 5,986
Impax Laboratories Inc (a)	48,400	793	TOTAL COMMON STOCKS		$ 223,051
Orexigen Therapeutics Inc (a)	162,654	846		Maturity
Pharmasset Inc (a)	40,710	1,099		Amount
Vivus Inc (a)	71,435	404	REPURCHASE AGREEMENTS - 4.72%	(000's)	Value (000's)
XenoPort Inc (a)	34,297	211	Banks - 4.72%
	$ 10,921		Investment in Joint Trading Account; Bank of	$ 2,869	$ 2,868
REITS - 1.13%			America Repurchase Agreement; 0.19%
Alexandria Real Estate Equities Inc	11,500	811	dated 07/30/10 maturing 08/02/10
Saul Centers Inc	25,600	1,083	(collateralized by US Treasury Notes;
Washington Real Estate Investment Trust	24,200	735	$2,925,838; 1.38% - 3.63%; dated 05/15/12 -
	$ 2,629		08/15/19)
Retail - 7.39%			Investment in Joint Trading Account; Credit Suisse	2,532	2,532
Barnes & Noble Inc	65,800	853	Repurchase Agreement; 0.20% dated
Big 5 Sporting Goods Corp	58,580	805	07/30/10 maturing 08/02/10 (collateralized by
Cato Corp/The	39,800	927	US Treasury Note; $2,582,244; 2.00%; dated
DineEquity Inc (a)	54,890	2,001	11/30/13)
Dress Barn Inc (a)	86,200	2,129	Investment in Joint Trading Account; Deutsche	2,869	2,869
Finish Line Inc/The	196,270	2,809	Bank Repurchase Agreement; 0.19% dated
First Cash Financial Services Inc (a)	54,300	1,302	07/30/10 maturing 08/02/10 (collateralized by
Jo-Ann Stores Inc (a)	11,700	490	Sovereign Agency Issues; $2,925,838; 0.00%;
PF Chang's China Bistro Inc	48,740	2,018	dated 08/11/10 - 01/24/11)
Texas Roadhouse Inc (a)	151,650	2,044	Investment in Joint Trading Account; Morgan	2,734	2,734
World Fuel Services Corp	70,700	1,842	Stanley Repurchase Agreement; 0.20% dated
	$ 17,220		07/30/10 maturing 08/02/10 (collateralized by
Savings & Loans - 0.42%			Sovereign Agency Issues; $2,788,824; 3.00%
Investors Bancorp Inc (a)	74,500	978	- 6.88%; dated 09/15/10 - 07/28/14)
					$ 11,003
Semiconductors - 5.08%			TOTAL REPURCHASE AGREEMENTS		$ 11,003
Cabot Microelectronics Corp (a)	42,900	1,402	Total Investments		$ 234,054
Diodes Inc (a)	99,800	1,765	Liabilities in Excess of Other Assets, Net - (0.41)%		$ (947)
Hittite Microwave Corp (a)	41,640	1,914	TOTAL NET ASSETS - 100.00%		$ 233,107
IXYS Corp (a)	57,880	511
Kopin Corp (a)	149,200	563
Micrel Inc	60,000	583	(a) Non-Income Producing Security
Microsemi Corp (a)	145,641	2,324
Standard Microsystems Corp (a)	26,200	577
TriQuint Semiconductor Inc (a)	319,100	2,211
	$ 11,850

See accompanying notes			226

Schedule of Investments
SmallCap Growth Fund
July 31, 2010 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 35,835
Unrealized Depreciation		(17,294)
Net Unrealized Appreciation (Depreciation)		$ 18,541
Cost for federal income tax purposes		$ 215,513
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		30.71%
Industrial		17.94%
Consumer, Cyclical		14.87%
Technology		13.68%
Communications		9.40%
Financial		8.66%
Energy		2.77%
Basic Materials		2.38%
Liabilities in Excess of Other Assets, Net		(0.41)%
TOTAL NET ASSETS		100.00%

Futures Contracts

						Unrealized
Type	Long/Short	Contracts		Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2010	Long	37	$ 2,293		$ 2,396	$ 103
						$ 103

All dollar amounts are shown in thousands (000's)

See accompanying notes			227

Schedule of Investments
SmallCap Growth Fund I
July 31, 2010 (unaudited)

COMMON STOCKS - 93.12%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.48%			Banks (continued)
APAC Customer Services Inc (a)	7,833 $	43	Westamerica Bancorporation	2,416 $	130
Harte-Hanks Inc	7,433	84		$ 5,350
inVentiv Health Inc (a)	6,411	166	Beverages - 1.31%
Lamar Advertising Co (a)	101,793	2,784	Boston Beer Co Inc (a)	17,961	1,246
	$ 3,077		Coca-Cola Bottling Co Consolidated	1,294	67
Aerospace & Defense - 1.51%			Green Mountain Coffee Roasters Inc (a)	173,092	5,329
Aerovironment Inc (a)	2,383	57	Heckmann Corp (a)	14,774	67
Astronics Corp (a)	2,360	38	Peet's Coffee & Tea Inc (a)	43,099	1,751
BE Aerospace Inc (a)	148,729	4,373		$ 8,460
Cubic Corp	1,952	79	Biotechnology - 2.11%
GenCorp Inc (a)	1,116	6	Acorda Therapeutics Inc (a)	6,517	211
HEICO Corp	48,275	1,908	Affymax Inc (a)	6,039	39
Kaman Corp	4,612	105	Alexion Pharmaceuticals Inc (a)	53,208	2,892
National Presto Industries Inc	988	101	Alnylam Pharmaceuticals Inc (a)	6,418	99
Orbital Sciences Corp (a)	3,903	57	AMAG Pharmaceuticals Inc (a)	3,768	119
Teledyne Technologies Inc (a)	1,952	80	Arena Pharmaceuticals Inc (a)	17,034	135
TransDigm Group Inc	53,959	2,923	Ariad Pharmaceuticals Inc (a)	19,507	62
	$ 9,727		Arqule Inc (a)	93,343	398
Agriculture - 0.02%			BioCryst Pharmaceuticals Inc (a)	8,455	50
Cadiz Inc (a)	4,092	54	Celera Corp (a)	1,952	13
Vector Group Ltd	4,739	90	Cubist Pharmaceuticals Inc (a)	11,058	239
	$ 144		Curis Inc (a)	22,207	38
Airlines - 0.03%			Cytokinetics Inc (a)	13,467	37
Alaska Air Group Inc (a)	634	33	Emergent Biosolutions Inc (a)	5,026	93
Allegiant Travel Co	2,558	113	Enzo Biochem Inc (a)	8,734	40
Hawaiian Holdings Inc (a)	3,624	22	Enzon Pharmaceuticals Inc (a)	5,762	63
	$ 168		Exact Sciences Corp (a)	10,507	44
Apparel - 2.99%			Exelixis Inc (a)	17,098	53
Carter's Inc (a)	92,702	2,247	Geron Corp (a)	16,353	92
CROCS Inc (a)	430,686	5,525	Halozyme Therapeutics Inc (a)	12,056	86
Deckers Outdoor Corp (a)	7,527	383	Human Genome Sciences Inc (a)	36,063	935
G-III Apparel Group Ltd (a)	2,973	77	Immunogen Inc (a)	10,231	96
Joe's Jeans Inc (a)	12,451	24	Immunomedics Inc (a)	20,121	65
Lacrosse Footwear Inc	1,384	20	Incyte Corp (a)	127,415	1,659
Maidenform Brands Inc (a)	3,896	97	InterMune Inc (a)	9,271	91
Oxford Industries Inc	4,088	92	Medicines Co/The (a)	8,642	80
RG Barry Corp	2,508	30	Micromet Inc (a)	13,986	96
Skechers U.S.A. Inc (a)	121,442	4,504	Momenta Pharmaceuticals Inc (a)	33,495	715
Steven Madden Ltd (a)	132,546	5,120	Nanosphere Inc (a)	5,021	23
Timberland Co/The (a)	5,737	101	Neuralstem Inc (a)	12,460	31
True Religion Apparel Inc (a)	5,201	128	NPS Pharmaceuticals Inc (a)	10,573	73
Under Armour Inc (a)	6,797	255	PDL BioPharma Inc	25,086	156
Volcom Inc (a)	3,873	63	Peregrine Pharmaceuticals Inc (a)	15,146	25
Warnaco Group Inc/The (a)	8,549	357	Protalix BioTherapeutics Inc (a)	142,664	932
Wolverine World Wide Inc	10,095	289	Regeneron Pharmaceuticals Inc (a)	37,102	898
	$ 19,312		Sangamo Biosciences Inc (a)	14,127	53
Automobile Parts & Equipment - 0.47%			Seattle Genetics Inc (a)	14,919	182
American Axle & Manufacturing Holdings Inc (a)	10,035	93	Sequenom Inc (a)	12,739	73
ArvinMeritor Inc (a)	18,769	308	SuperGen Inc (a)	1,116	2
ATC Technology Corp/IL (a)	2,324	56	United Therapeutics Corp (a)	51,342	2,510
Cooper Tire & Rubber Co	12,103	262	ZIOPHARM Oncology Inc (a)	14,357	54
Dana Holding Corp (a)	21,789	259	Zymogenetics Inc (a)	14,597	60
Dorman Products Inc (a)	3,345	78		$ 13,612
Fuel Systems Solutions Inc (a)	2,826	86	Building Materials - 0.51%
Standard Motor Products Inc	3,004	30	AAON Inc	3,844	96
Tenneco Inc (a)	9,942	274	Drew Industries Inc (a)	2,045	43
Westport Innovations Inc (a)	80,206	1,595	Quanex Building Products Corp	2,324	41
	$ 3,041		Simpson Manufacturing Co Inc	121,734	3,139
Banks - 0.83%				$ 3,319
Arrow Financial Corp	186	5	Chemicals - 0.76%
Bank of the Ozarks Inc	265	10	Arch Chemicals Inc	2,694	92
Bridge Bancorp Inc	651	17	Balchem Corp	4,744	126
Cass Information Systems Inc	2,508	87	Ferro Corp (a)	11,057	118
First Financial Bankshares Inc	1,673	82	Hawkins Inc	2,540	82
Iberiabank Corp	43,300	2,250	Innophos Holdings Inc	1,579	46
Signature Bank/New York NY (a)	70,926	2,726	KMG Chemicals Inc	1,579	24
Suffolk Bancorp	820	22	Minerals Technologies Inc	464	24
SY Bancorp Inc	558	14	NewMarket Corp	2,044	219
Trustco Bank Corp NY	1,208	7	Olin Corp	9,137	186
			Omnova Solutions Inc (a)	8,943	70
			PolyOne Corp (a)	12,915	133
See accompanying notes			228

Schedule of Investments
SmallCap Growth Fund I
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Chemicals (continued)			Commercial Services (continued)
Quaker Chemical Corp	2,415 $	85	Parexel International Corp (a)	68,558 $	1,407
Rockwood Holdings Inc (a)	7,712	225	PDI Inc (a)	2,137	17
Solutia Inc (a)	226,602	3,197	Pre-Paid Legal Services Inc (a)	1,394	68
Spartech Corp (a)	4,181	44	Providence Service Corp/The (a)	3,252	47
Stepan Co	1,366	90	Resources Connection Inc	8,023	104
WR Grace & Co (a)	3,346	86	Rollins Inc	9,311	203
Zep Inc	3,871	74	Rural/Metro Corp (a)	5,575	50
	$ 4,921		Sotheby's	59,398	1,611
Coal - 0.02%			Standard Parking Corp (a)	4,553	78
Cloud Peak Energy Inc (a)	1,859	28	Steiner Leisure Ltd (a)	2,880	122
James River Coal Co (a)	4,275	75	Strayer Education Inc	12,502	2,993
L&L Energy Inc (a)	4,831	55	SuccessFactors Inc (a)	417,863	8,486
	$ 158		Team Health Holdings Inc (a)	3,887	51
Commercial Services - 6.48%			Team Inc (a)	372	5
ABM Industries Inc	4,088	89	TeleTech Holdings Inc (a)	6,687	93
Administaff Inc	3,780	99	TNS Inc (a)	5,205	102
Advance America Cash Advance Centers Inc	1,952	8	Transcend Services Inc (a)	2,436	34
Advisory Board Co/The (a)	2,782	122	TrueBlue Inc (a)	314,733	4,051
American Public Education Inc (a)	3,259	146	Universal Technical Institute Inc	4,074	83
American Reprographics Co (a)	1,487	13	Valassis Communications Inc (a)	9,570	331
AMN Healthcare Services Inc (a)	4,275	26	VistaPrint NV (a)	42,897	1,418
Arbitron Inc	5,443	157	Volt Information Sciences Inc (a)	4,088	37
Avis Budget Group Inc (a)	20,442	252	Wright Express Corp (a)	6,505	228
Bridgepoint Education Inc (a)	5,746	107		$ 41,872
Capella Education Co (a)	3,252	302	Computers - 5.14%
Cardtronics Inc (a)	5,161	67	3PAR Inc (a)	8,641	87
CBIZ Inc (a)	7,062	47	CACI International Inc (a)	642	30
Cenveo Inc (a)	16,224	100	Camelot Information Systems Inc ADR(a)	151,000	1,613
Chemed Corp	4,275	226	Compellent Technologies Inc (a)	6,876	92
Coinstar Inc (a)	5,380	245	Cray Inc (a)	4,461	30
Consolidated Graphics Inc (a)	1,858	80	Fortinet Inc (a)	105,689	1,903
Corinthian Colleges Inc (a)	16,433	150	iGate Corp	119,954	2,129
Corporate Executive Board Co	7,258	204	Insight Enterprises Inc (a)	3,159	46
Corvel Corp (a)	2,173	86	Isilon Systems Inc (a)	90,039	1,579
CoStar Group Inc (a)	3,540	155	Jack Henry & Associates Inc	16,430	417
CPI Corp	1,563	39	LivePerson Inc (a)	294,204	2,072
Deluxe Corp	9,570	197	Magma Design Automation Inc (a)	15,238	49
Diamond Management & Technology Consultants	6,902	75	Manhattan Associates Inc (a)	4,748	128
Inc			Mentor Graphics Corp (a)	7,712	74
Dollar Financial Corp (a)	4,129	81	MICROS Systems Inc (a)	102,647	3,673
Dollar Thrifty Automotive Group Inc (a)	4,821	240	MTS Systems Corp	3,252	94
Emergency Medical Services Corp (a)	91,941	4,114	Netezza Corp (a)	478,654	7,419
ExlService Holdings Inc (a)	4,697	88	Netscout Systems Inc (a)	6,731	107
Forrester Research Inc (a)	2,799	90	Quantum Corp (a)	44,025	70
Geo Group Inc/The (a)	5,672	122	Radiant Systems Inc (a)	115,657	1,643
Global Cash Access Holdings Inc (a)	13,189	54	Radisys Corp (a)	5,111	51
Grand Canyon Education Inc (a)	5,203	126	RealD Inc (a)	86,700	1,474
Great Lakes Dredge & Dock Corp	6,040	34	Riverbed Technology Inc (a)	100,223	3,718
Green Dot Corp (a)	61,100	2,658	SMART Modular Technologies WWH Inc (a)	9,199	50
Healthcare Services Group Inc	7,248	162	Spansion Inc (a)	3,809	64
Heartland Payment Systems Inc	6,319	100	STEC Inc (a)	7,885	123
Hill International Inc (a)	1,766	8	Stratasys Inc (a)	3,604	82
HMS Holdings Corp (a)	69,323	3,904	Super Micro Computer Inc (a)	4,976	72
ICF International Inc (a)	1,766	41	SYKES Enterprises Inc (a)	1,394	22
K12 Inc (a)	90,449	2,357	Synaptics Inc (a)	7,185	225
Kendle International Inc (a)	965	12	Syntel Inc	2,650	109
Kforce Inc (a)	74,159	1,002	Unisys Corp (a)	3,345	90
Korn/Ferry International (a)	850	12	VanceInfo Technologies Inc ADR(a)	78,100	1,983
Landauer Inc	1,580	99	Xyratex Ltd (a)	143,346	1,862
Lincoln Educational Services Corp (a)	2,985	63		$ 33,180
MAXIMUS Inc	3,345	201	Consumer Products - 0.02%
McGrath Rentcorp	2,880	67	Ennis Inc	1,579	27
Medifast Inc (a)	2,631	80	Summer Infant Inc (a)	3,177	23
MedQuist Inc	3,345	29	WD-40 Co	2,973	108
Midas Inc (a)	4,201	37		$ 158
Monro Muffler Brake Inc	34,345	1,409	Cosmetics & Personal Care - 0.31%
Multi-Color Corp	186	2	Elizabeth Arden Inc (a)	122,931	1,909
National American University Holdings Inc	2,299	17	Inter Parfums Inc	4,181	73
National Research Corp	511	13	Revlon Inc (a)	2,837	36
Navigant Consulting Inc (a)	3,439	34		$ 2,018
On Assignment Inc (a)	1,066	5
See accompanying notes			229

Schedule of Investments
SmallCap Growth Fund I
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Distribution & Wholesale - 0.75%			Electronics (continued)
Beacon Roofing Supply Inc (a)	7,665 $	131	NVE Corp (a)	1,393 $	60
BMP Sunstone Corp (a)	1,487	10	OSI Systems Inc (a)	2,416	67
Brightpoint Inc (a)	13,845	110	Park Electrochemical Corp	2,502	69
Core-Mark Holding Co Inc (a)	820	25	Plexus Corp (a)	7,991	233
Houston Wire & Cable Co	5,234	63	Rofin-Sinar Technologies Inc (a)	4,031	85
LKQ Corp (a)	177,943	3,520	Rogers Corp (a)	1,579	49
MWI Veterinary Supply Inc (a)	2,261	119	Sanmina-SCI Corp (a)	15,703	197
Owens & Minor Inc	9,385	255	Spectrum Control Inc (a)	1,393	21
Pool Corp	8,269	183	SRS Labs Inc (a)	3,438	32
School Specialty Inc (a)	2,038	39	Technitrol Inc	12,079	48
United Stationers Inc (a)	3,066	166	TTM Technologies Inc (a)	5,482	56
Watsco Inc	4,382	244	Watts Water Technologies Inc	836	27
	$ 4,865		Woodward Governor Co	12,172	368
Diversified Financial Services - 2.16%				$ 2,816
Affiliated Managers Group Inc (a)	38,404	2,720	Energy - Alternate Sources - 0.02%
Artio Global Investors Inc	4,181	67	Clean Energy Fuels Corp (a)	6,349	120
BGC Partners Inc	16,725	91
Cohen & Steers Inc	58,029	1,294	Engineering & Contruction - 0.07%
Credit Acceptance Corp (a)	1,708	96	Argan Inc (a)	372	3
Duff & Phelps Corp	4,992	54	Exponent Inc (a)	2,891	95
Encore Capital Group Inc (a)	2,787	61	Insituform Technologies Inc (a)	6,690	153
Epoch Holding Corp	3,417	43	Mistras Group Inc (a)	4,274	43
Evercore Partners Inc - Class A	2,787	65	Orion Marine Group Inc (a)	4,461	55
GAMCO Investors Inc	1,301	52	Stanley Inc (a)	2,062	77
GFI Group Inc	11,392	67	VSE Corp	998	36
Greenhill & Co Inc	43,049	2,929		$ 462
KBW Inc	112,153	2,563	Entertainment - 0.81%
MarketAxess Holdings Inc	6,373	91	Great Wolf Resorts Inc (a)	485,860	1,079
Nelnet Inc	651	13	National CineMedia Inc	226,081	4,055
optionsXpress Holdings Inc (a)	7,573	118	Shuffle Master Inc (a)	11,011	97
Portfolio Recovery Associates Inc (a)	3,423	238		$ 5,231
Stifel Financial Corp (a)	69,850	3,237	Environmental Control - 0.14%
Westwood Holdings Group Inc	1,542	56	Calgon Carbon Corp (a)	9,385	124
World Acceptance Corp (a)	1,486	62	Clean Harbors Inc (a)	4,612	291
	$ 13,917		Darling International Inc (a)	11,616	95
Electric - 0.02%			Mine Safety Appliances Co	3,253	82
EnerNOC Inc (a)	3,252	108	Rentech Inc (a)	63,278	62
			Tetra Tech Inc (a)	12,789	268
Electrical Components & Equipment - 1.40%				$ 922
A123 Systems Inc (a)	12,079	130	Food - 0.41%
Advanced Battery Technologies Inc (a)	11,372	40	Arden Group Inc	371	34
American Superconductor Corp (a)	7,784	235	B&G Foods Inc	7,712	89
AMETEK Inc	72,693	3,218	Cal-Maine Foods Inc	2,727	86
Belden Inc	9,292	222	Diamond Foods Inc	27,556	1,227
EnerSys (a)	4,088	99	J&J Snack Foods Corp	2,544	106
GrafTech International Ltd (a)	24,072	378	Lancaster Colony Corp	3,866	201
Graham Corp	2,042	33	Lance Inc	4,945	105
Littelfuse Inc (a)	3,716	132	Pilgrim's Pride Corp (a)	6,225	43
Power-One Inc (a)	210,029	2,611	Ruddick Corp	4,367	155
Universal Display Corp (a)	94,107	1,939	Sanderson Farms Inc	3,810	178
	$ 9,037		Smart Balance Inc (a)	8,455	32
Electronics - 0.44%			Tootsie Roll Industries Inc	3,624	91
American Science & Engineering Inc	1,515	120	United Natural Foods Inc (a)	8,649	292
Analogic Corp	1,490	68		$ 2,639
Badger Meter Inc	2,661	104	Forest Products & Paper - 0.09%
Benchmark Electronics Inc (a)	2,292	38	Clearwater Paper Corp (a)	1,672	103
Checkpoint Systems Inc (a)	4,553	91	Deltic Timber Corp	1,468	67
Cogent Inc (a)	3,903	35	Neenah Paper Inc	2,137	38
Coherent Inc (a)	3,438	127	Potlatch Corp	4,196	156
CTS Corp	2,880	27	Schweitzer-Mauduit International Inc	3,623	192
Daktronics Inc	1,952	17	Wausau Paper Corp (a)	1,952	13
DDi Corp	3,902	35	Xerium Technologies Inc (a)	1,765	23
Dionex Corp (a)	3,346	253
FARO Technologies Inc (a)	4,738	98		$ 592
FEI Co (a)	3,067	60	Gas - 0.01%
II-VI Inc (a)	5,017	172	South Jersey Industries Inc	1,579	74
Keithley Instruments Inc	3,252	35	Hand & Machine Tools - 1.55%
LaBarge Inc (a)	3,027	38
			Baldor Electric Co	116,537	4,454
Methode Electronics Inc	6,318	68	Franklin Electric Co Inc	4,274	131
Multi-Fineline Electronix Inc (a)	3,028	77
Newport Corp (a)	3,252	41	Lincoln Electric Holdings Inc	56,352	3,112
See accompanying notes			230

Schedule of Investments
SmallCap Growth Fund I
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Hand & Machine Tools (continued)			Healthcare - Products (continued)
Regal-Beloit Corp	37,590 $	2,287	Zoll Medical Corp (a)	4,088 $	108
	$ 9,984			$ 36,550
Healthcare - Products - 5.66%			Healthcare - Services - 2.08%
Abaxis Inc (a)	4,597	92	Air Methods Corp (a)	2,278	72
Accuray Inc (a)	12,217	80	Alliance HealthCare Services Inc (a)	7,455	31
Affymetrix Inc (a)	2,138	10	Allied Healthcare International Inc (a)	2,299	6
Align Technology Inc (a)	329,231	5,712	Almost Family Inc (a)	2,526	66
Alphatec Holdings Inc (a)	12,481	53	Amedisys Inc (a)	5,359	141
American Medical Systems Holdings Inc (a)	130,971	2,929	America Service Group Inc	2,545	45
ArthroCare Corp (a)	5,110	137	American Dental Partners Inc (a)	274	3
Atrion Corp	464	67	AMERIGROUP Corp (a)	1,952	70
Bruker BioSciences Corp (a)	13,752	181	Bio-Reference Labs Inc (a)	4,962	104
Caliper Life Sciences Inc (a)	13,194	52	Centene Corp (a)	129,900	2,768
CardioNet Inc (a)	1,766	8	Continucare Corp (a)	7,749	29
Cepheid Inc (a)	12,022	199	Emeritus Corp (a)	5,886	101
Cerus Corp (a)	11,471	36	Ensign Group Inc/The	3,388	61
Conceptus Inc (a)	6,407	87	Genoptix Inc (a)	5,110	88
CryoLife Inc (a)	837	4	Gentiva Health Services Inc (a)	2,695	56
Cyberonics Inc (a)	5,738	137	Healthsouth Corp (a)	16,726	310
DexCom Inc (a)	9,460	106	IPC The Hospitalist Co Inc (a)	117,196	3,018
Endologix Inc (a)	14,878	68	LHC Group Inc (a)	110,132	2,532
Exactech Inc (a)	2,505	40	Magellan Health Services Inc (a)	79,100	3,329
Genomic Health Inc (a)	4,426	57	Metropolitan Health Networks Inc (a)	11,303	43
Given Imaging Ltd (a)	58,999	947	Molina Healthcare Inc (a)	2,230	66
Haemonetics Corp (a)	4,739	262	Odyssey HealthCare Inc (a)	6,039	162
Hanger Orthopedic Group Inc (a)	3,902	67	Psychiatric Solutions Inc (a)	6,847	227
HeartWare International Inc (a)	1,579	102	RehabCare Group Inc (a)	1,301	28
ICU Medical Inc (a)	837	31	Sunrise Senior Living Inc (a)	16,353	49
Immucor Inc (a)	13,195	254	US Physical Therapy Inc (a)	2,787	51
Insulet Corp (a)	6,272	93		$ 13,456
Integra LifeSciences Holdings Corp (a)	3,953	143	Holding Companies - Diversified - 0.00%
Invacare Corp	465	11	Primoris Services Corp	2,511	18
IRIS International Inc (a)	5,526	51
Kensey Nash Corp (a)	2,530	59	Home Furnishings - 1.51%
LCA-Vision Inc (a)	3,351	17	DTS Inc/CA (a)	3,685	132
Luminex Corp (a)	7,380	120	Select Comfort Corp (a)	287,620	2,243
MAKO Surgical Corp (a)	7,528	83	Tempur-Pedic International Inc (a)	233,668	7,167
Masimo Corp	9,850	227	TiVo Inc (a)	19,586	168
Meridian Bioscience Inc	8,506	163	Universal Electronics Inc (a)	1,487	26
Merit Medical Systems Inc (a)	5,014	85		$ 9,736
Micrus Endovascular Corp (a)	3,158	73	Insurance - 0.04%
Natus Medical Inc (a)	5,568	82	CNO Financial Group Inc (a)	5,389	29
NuVasive Inc (a)	71,537	2,344	eHealth Inc (a)	7,449	83
NxStage Medical Inc (a)	4,496	71	First American Financial Corp	1,858	27
OraSure Technologies Inc (a)	13,702	65	Life Partners Holdings Inc	2,265	39
Orthofix International NV (a)	3,590	109	Tower Group Inc	3,439	74
Orthovita Inc (a)	20,619	38		$ 252
Palomar Medical Technologies Inc (a)	3,157	35
(a)			Internet - 3.93%
PSS World Medical Inc	10,779	203	AboveNet Inc (a)	4,274	227
QIAGEN NV (a)	135,923	2,544	Ancestry.com Inc (a)	3,623	72
Quidel Corp (a)	5,407	67	Archipelago Learning Inc (a)	3,457	38
ResMed Inc (a)	44,260	2,907	Art Technology Group Inc (a)	26,111	94
Rochester Medical Corp (a)	3,195	31	Blue Coat Systems Inc (a)	7,461	163
Sirona Dental Systems Inc (a)	150,963	4,646	Blue Nile Inc (a)	2,596	132
SonoSite Inc (a)	3,017	88	Cogent Communications Group Inc (a)	7,897	68
Spectranetics Corp (a)	9,913	51	comScore Inc (a)	3,864	77
STAAR Surgical Co (a)	10,221	62	Constant Contact Inc (a)	4,270	83
Stereotaxis Inc (a)	9,527	40	DealerTrack Holdings Inc (a)	213,369	3,330
STERIS Corp	10,593	337	Dice Holdings Inc (a)	4,850	40
SurModics Inc (a)	2,967	39	eResearchTechnology Inc (a)	8,871	72
Syneron Medical Ltd (a)	2,508	23	F5 Networks Inc (a)	74,686	6,559
Synovis Life Technologies Inc (a)	3,629	59	GSI Commerce Inc (a)	11,991	270
Thoratec Corp (a)	89,949	3,308	Health Grades Inc (a)	7,324	60
TomoTherapy Inc (a)	6,748	22	Infospace Inc (a)	1,301	10
Unilife Corp (a)	14,216	85	Internet Capital Group Inc (a)	744	6
Vascular Solutions Inc (a)	4,986	60	j2 Global Communications Inc (a)	6,040	142
Volcano Corp (a)	269,458	5,948	Lionbridge Technologies Inc (a)	18,057	89
West Pharmaceutical Services Inc	6,319	230	Liquidity Services Inc (a)	4,724	64
Wright Medical Group Inc (a)	4,647	73	LoopNet Inc (a)	6,205	71
Young Innovations Inc	1,185	32	MercadoLibre Inc (a)	20,000	1,210
			NetFlix Inc (a)	10,645	1,092
See accompanying notes			231

Schedule of Investments
SmallCap Growth Fund I
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Internet (continued)			Metal Fabrication & Hardware (continued)
Network Engines Inc (a)	10,592 $	21	Mueller Industries Inc	1,486 $	37
NIC Inc	10,386	77	Mueller Water Products Inc - Class A	24,066	91
NutriSystem Inc	5,514	108	RBC Bearings Inc (a)	75,138	2,304
OpenTable Inc (a)	3,066	137	RTI International Metals Inc (a)	46,289	1,314
Overstock.com Inc (a)	4,274	85	Sun Hydraulics Corp	3,623	93
Perficient Inc (a)	4,646	40	Valmont Industries Inc	35,633	2,532
QuinStreet Inc (a)	2,973	36	Worthington Industries Inc	6,040	87
Rackspace Hosting Inc (a)	18,769	351		$ 6,720
Sapient Corp	249,584	2,746	Mining - 0.81%
Shutterfly Inc (a)	4,460	112	Allied Nevada Gold Corp (a)	146,292	2,524
Sourcefire Inc (a)	4,560	97	AMCOL International Corp	3,995	120
Stamps.com Inc (a)	3,059	33	Capital Gold Corp (a)	14,216	53
TeleCommunication Systems Inc (a)	5,483	20	Globe Specialty Metals Inc (a)	10,221	118
Terremark Worldwide Inc (a)	10,351	93	Golden Star Resources Ltd (a)	51,384	210
TIBCO Software Inc (a)	341,719	4,634	Jaguar Mining Inc (a)	14,030	114
Travelzoo Inc (a)	1,768	28	Molycorp Inc (a)	147,600	1,821
United Online Inc	5,482	35	Stillwater Mining Co (a)	8,827	121
ValueClick Inc (a)	12,266	134	Thompson Creek Metals Co Inc (a)	4,364	40
VASCO Data Security International Inc (a)	6,492	41	United States Lime & Minerals Inc (a)	766	33
WebMD Health Corp (a)	52,000	2,406	US Gold Corp (a)	14,867	74
Websense Inc (a)	9,166	170		$ 5,228
	$ 25,373		Miscellaneous Manufacturing - 2.62%
Leisure Products & Services - 1.78%			Actuant Corp	172,095	3,549
Brunswick Corp/DE	14,774	250	Acuity Brands Inc	8,695	366
Interval Leisure Group Inc (a)	7,634	106	AO Smith Corp	4,460	244
Life Time Fitness Inc (a)	184,732	6,717	AZZ Inc	2,576	112
Polaris Industries Inc	73,639	4,396	Barnes Group Inc	8,548	157
	$ 11,469		Blount International Inc (a)	9,477	101
Lodging - 1.15%			Brink's Co/The	8,084	177
Ameristar Casinos Inc	4,560	72	CLARCOR Inc	9,384	352
Gaylord Entertainment Co (a)	147,800	4,285	Colfax Corp (a)	7,061	91
Orient-Express Hotels Ltd (a)	339,326	3,091	Eastman Kodak Co (a)	45,110	179
	$ 7,448		EnPro Industries Inc (a)	2,508	75
Machinery - Construction & Mining - 0.68%			GP Strategies Corp (a)	3,029	23
Bucyrus International Inc	70,553	4,390	Hexcel Corp (a)	432,381	8,081
			John Bean Technologies Corp	5,575	88
Machinery - Diversified - 0.98%			Koppers Holdings Inc	4,088	102
Albany International Corp	1,486	27	Matthews International Corp	5,018	181
Altra Holdings Inc (a)	5,296	77	Metabolix Inc (a)	4,015	57
Applied Industrial Technologies Inc	8,455	237	Park-Ohio Holdings Corp (a)	2,323	31
Briggs & Stratton Corp	6,225	118	Polypore International Inc (a)	105,467	2,590
Cognex Corp	5,203	97	Raven Industries Inc	3,399	119
DXP Enterprises Inc (a)	2,415	49	STR Holdings Inc (a)	4,738	106
Gorman-Rupp Co/The	3,592	107	Sturm Ruger & Co Inc	5,486	77
IDEX Corp	94,870	3,052	Trimas Corp (a)	2,805	34
Intermec Inc (a)	8,549	90		$ 16,892
Intevac Inc (a)	2,508	28	Office Furnishings - 0.60%
iRobot Corp (a)	3,487	71	Herman Miller Inc	11,387	196
Lindsay Corp	2,486	86	HNI Corp	9,013	233
Middleby Corp (a)	3,321	191	Interface Inc	269,507	3,350
NACCO Industries Inc	1,022	91	Knoll Inc	8,431	118
Nordson Corp	6,783	428		$ 3,897
Sauer-Danfoss Inc (a)	3,410	51	Oil & Gas - 2.95%
Tennant Co	40,800	1,531	American Oil & Gas Inc (a)	14,815	108
	$ 6,331		Apco Oil and Gas International Inc	2,812	76
Media - 0.59%			Brigham Exploration Co (a)	338,986	5,851
Acacia Research - Acacia Technologies (a)	6,806	91	Cabot Oil & Gas Corp	82,116	2,502
Belo Corp (a)	15,238	92	Callon Petroleum Co (a)	8,455	49
DG FastChannel Inc (a)	86,876	3,312	Carrizo Oil & Gas Inc (a)	5,988	117
Dolan Co/The (a)	3,903	46	Clayton Williams Energy Inc (a)	1,579	70
Entercom Communications Corp (a)	5,761	48	Contango Oil & Gas Co (a)	1,487	65
Lee Enterprises Inc (a)	13,232	39	Energy XXI Bermuda Ltd (a)	9,663	164
McClatchy Co/The (a)	17,469	61	Gulfport Energy Corp (a)	5,078	66
SuperMedia Inc (a)	3,777	80	Kodiak Oil & Gas Corp (a)	18,862	63
World Wrestling Entertainment Inc	4,089	66	McMoRan Exploration Co (a)	13,533	141
	$ 3,835		Northern Oil and Gas Inc (a)	8,590	126
Metal Fabrication & Hardware - 1.04%			Oasis Petroleum Inc (a)	121,100	2,083
Ampco-Pittsburgh Corp	279	7	Panhandle Oil and Gas Inc	2,251	67
Hawk Corp (a)	1,486	43	Petroquest Energy Inc (a)	3,716	25
Kaydon Corp	5,575	212	Rex Energy Corp (a)	1,580	17
			Rosetta Resources Inc (a)	102,892	2,270
See accompanying notes			232

Schedule of Investments
SmallCap Growth Fund I
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas (continued)			Pharmaceuticals (continued)
SandRidge Energy Inc (a)	37,452 $	221	Targacept Inc (a)	4,553 $	98
SM Energy Co	30,390	1,259	Theravance Inc (a)	10,408	154
TransAtlantic Petroleum Ltd (a)	24,530	78	USANA Health Sciences Inc (a)	1,930	81
Vaalco Energy Inc (a)	933	6	Vanda Pharmaceuticals Inc (a)	8,311	60
W&T Offshore Inc	651	6	Vivus Inc (a)	14,400	82
Warren Resources Inc (a)	3,346	11	XenoPort Inc (a)	8,086	50
Whiting Petroleum Corp (a)	40,915	3,601		$ 27,031
	$ 19,042		Real Estate - 0.01%
Oil & Gas Services - 1.65%			HFF Inc (a)	3,530	31
Boots & Coots Inc (a)	21,836	65
CARBO Ceramics Inc	3,636	292	REITS - 0.24%
Complete Production Services Inc (a)	220,826	4,251	Acadia Realty Trust	2,856	53
Dril-Quip Inc (a)	56,104	2,933	Alexander's Inc	226	76
ION Geophysical Corp (a)	21,185	93	Associated Estates Realty Corp	5,110	71
Key Energy Services Inc (a)	2,137	21	DuPont Fabros Technology Inc	2,745	69
Lufkin Industries Inc	5,432	223	EastGroup Properties Inc	2,324	84
Matrix Service Co (a)	2,385	23	Equity Lifestyle Properties Inc	3,159	167
Oceaneering International Inc (a)	52,264	2,586	Equity One Inc	1,486	25
OYO Geospace Corp (a)	1,115	60	Getty Realty Corp	2,220	53
RPC Inc	5,047	84	Home Properties Inc	2,415	120
Tetra Technologies Inc (a)	2,416	25	LTC Properties Inc	763	19
	$ 10,656		Mid-America Apartment Communities Inc	3,530	199
Packaging & Containers - 0.04%			National Health Investors Inc	1,951	73
Graham Packaging Co Inc (a)	372	4	Omega Healthcare Investors Inc	2,948	65
Rock-Tenn Co	2,695	144	PS Business Parks Inc	1,169	68
Silgan Holdings Inc	4,461	127	Saul Centers Inc	1,227	52
	$ 275		Tanger Factory Outlet Centers	4,263	191
Pharmaceuticals - 4.19%			Universal Health Realty Income Trust	1,826	61
Akorn Inc (a)	16,168	59	Washington Real Estate Investment Trust	2,880	87
Alkermes Inc (a)	4,368	56		$ 1,533
Allos Therapeutics Inc (a)	12,859	62	Retail - 9.88%
Antares Pharma Inc (a)	20,721	31	99 Cents Only Stores (a)	8,510	141
Ardea Biosciences Inc (a)	44,497	888	AerCap Holdings NV (a)	219,759	2,861
Array BioPharma Inc (a)	15,610	49	AFC Enterprises Inc (a)	6,132	58
Auxilium Pharmaceuticals Inc (a)	73,199	1,651	AnnTaylor Stores Corp (a)	273,136	4,791
BioScrip Inc (a)	8,456	36	Asbury Automotive Group Inc (a)	8,560	115
Caraco Pharmaceutical Laboratories Ltd (a)	1,132	7	Big 5 Sporting Goods Corp	6,039	83
Catalyst Health Solutions Inc (a)	7,610	263	BJ's Restaurants Inc (a)	4,043	103
Combinatorx Inc (a)	19,327	30	Brown Shoe Co Inc	5,761	84
Cumberland Pharmaceuticals Inc (a)	2,013	13	Buckle Inc/The	4,089	113
Cypress Bioscience Inc (a)	1,394	5	Buffalo Wild Wings Inc (a)	3,205	137
Durect Corp (a)	23,765	58	Cabela's Inc (a)	83,400	1,300
Hi-Tech Pharmacal Co Inc (a)	2,601	46	California Pizza Kitchen Inc (a)	5,668	102
Impax Laboratories Inc (a)	182,093	2,985	Caribou Coffee Co Inc (a)	2,142	23
Inspire Pharmaceuticals Inc (a)	17,501	88	Carrols Restaurant Group Inc (a)	3,623	19
Ironwood Pharmaceuticals Inc (a)	87,400	1,031	Casey's General Stores Inc	3,717	142
Isis Pharmaceuticals Inc (a)	16,696	165	Cash America International Inc	1,858	62
Jazz Pharmaceuticals Inc (a)	4,181	36	Casual Male Retail Group Inc (a)	10,871	38
Keryx Biopharmaceuticals Inc (a)	14,960	56	Cato Corp/The	5,677	132
Lannett Co Inc (a)	3,112	14	CEC Entertainment Inc (a)	4,134	144
MannKind Corp (a)	10,358	72	Cheesecake Factory Inc/The (a)	12,334	289
MAP Pharmaceuticals Inc (a)	145,273	1,947	Childrens Place Retail Stores Inc/The (a)	72,132	3,019
Nabi Biopharmaceuticals (a)	11,780	67	Citi Trends Inc (a)	70,112	2,201
Nektar Therapeutics (a)	126,007	1,646	Collective Brands Inc (a)	8,548	137
Neogen Corp (a)	4,163	124	Cracker Barrel Old Country Store Inc	57,474	2,815
NeurogesX Inc (a)	3,181	23	Denny's Corp (a)	30,665	82
Obagi Medical Products Inc (a)	5,320	62	Destination Maternity Corp (a)	1,451	45
Onyx Pharmaceuticals Inc (a)	10,541	274	Dick's Sporting Goods Inc (a)	141,689	3,728
Pharmacyclics Inc (a)	10,679	74	DineEquity Inc (a)	3,132	114
Pharmasset Inc (a)	42,416	1,146	Domino's Pizza Inc (a)	3,995	51
PharMerica Corp (a)	3,439	45	Dress Barn Inc (a)	10,778	266
POZEN Inc (a)	8,343	67	DSW Inc (a)	49,620	1,321
Progenics Pharmaceuticals Inc (a)	5,956	27	Einstein Noah Restaurant Group Inc (a)	1,362	16
Questcor Pharmaceuticals Inc (a)	10,408	117	Express Inc (a)	4,646	81
Rigel Pharmaceuticals Inc (a)	8,932	72	Ezcorp Inc (a)	8,085	161
Salix Pharmaceuticals Ltd (a)	171,304	7,265	Finish Line Inc/The	4,767	68
Santarus Inc (a)	15,972	40	First Cash Financial Services Inc (a)	5,668	136
Savient Pharmaceuticals Inc (a)	11,869	163	Genesco Inc (a)	743	20
Sciclone Pharmaceuticals Inc (a)	11,010	38	Gymboree Corp (a)	5,761	249
SXC Health Solutions Corp (a)	82,350	5,592	hhgregg Inc (a)	3,881	79
Synta Pharmaceuticals Corp (a)	5,038	16	Hibbett Sports Inc (a)	5,864	155
See accompanying notes			233

Schedule of Investments
SmallCap Growth Fund I
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Retail (continued)			Semiconductors (continued)
HSN Inc (a)	8,153 $	240	Power Integrations Inc	4,244 $	150
J Crew Group Inc (a)	60,304	2,149	Rovi Corp (a)	116,800	5,198
Jack in the Box Inc (a)	8,456	174	Rubicon Technology Inc (a)	2,249	68
Jo-Ann Stores Inc (a)	38,646	1,619	Semtech Corp (a)	10,315	179
JOS A Bank Clothiers Inc (a)	3,755	220	Sigma Designs Inc (a)	1,394	14
Kirkland's Inc (a)	250,325	4,220	Skyworks Solutions Inc (a)	143,486	2,515
Liz Claiborne Inc (a)	15,703	74	Standard Microsystems Corp (a)	1,773	39
Lumber Liquidators Holdings Inc (a)	4,274	106	Supertex Inc (a)	2,895	75
Nu Skin Enterprises Inc	189,003	5,383	Teradyne Inc (a)	281,600	3,030
OfficeMax Inc (a)	5,947	85	Tessera Technologies Inc (a)	5,762	98
Panera Bread Co (a)	35,253	2,757	TriQuint Semiconductor Inc (a)	30,570	212
Papa John's International Inc (a)	3,637	92	Ultratech Inc (a)	3,797	69
PetMed Express Inc	4,790	76	Veeco Instruments Inc (a)	146,739	6,354
PF Chang's China Bistro Inc	4,865	201	Volterra Semiconductor Corp (a)	58,670	1,321
Pier 1 Imports Inc (a)	20,163	141	Zoran Corp (a)	1,487	13
Pricesmart Inc	2,848	80		$ 45,033
Retail Ventures Inc (a)	6,783	66	Software - 4.51%
Rue21 Inc (a)	2,415	73	Accelrys Inc (a)	8,401	59
Ruth's Hospitality Group Inc (a)	8,149	33	ACI Worldwide Inc (a)	7,237	140
Sally Beauty Holdings Inc (a)	16,446	156	Actuate Corp (a)	13,776	66
Sonic Automotive Inc (a)	2,406	24	Acxiom Corp (a)	13,194	202
Sonic Corp (a)	9,963	88	Advent Software Inc (a)	3,148	161
Sport Supply Group Inc	796	11	ArcSight Inc (a)	4,738	119
Stein Mart Inc (a)	3,253	25	Ariba Inc (a)	17,303	276
Systemax Inc	2,601	43	Aspen Technology Inc (a)	10,407	114
Talbots Inc (a)	10,221	117	athenahealth Inc (a)	5,570	155
Texas Roadhouse Inc (a)	261,721	3,528	Blackbaud Inc	9,030	214
Tractor Supply Co	51,670	3,592	Blackboard Inc (a)	5,669	215
Ulta Salon Cosmetics & Fragrance Inc (a)	357,799	9,038	Bottomline Technologies Inc (a)	5,627	80
Vitamin Shoppe Inc (a)	81,754	2,234	Bowne & Co Inc	5,048	57
Wet Seal Inc/The (a)	19,905	67	CommVault Systems Inc (a)	8,576	159
Winmark Corp	707	24	Computer Programs & Systems Inc	1,747	79
World Fuel Services Corp	6,226	162	Concur Technologies Inc (a)	65,554	3,034
Zumiez Inc (a)	76,393	1,398	CSG Systems International Inc (a)	4,328	82
	$ 63,777		Deltek Inc (a)	5,357	40
Semiconductors - 6.97%			Digi International Inc (a)	2,694	22
Actel Corp (a)	3,623	53	DivX Inc (a)	4,152	32
Amkor Technology Inc (a)	22,886	132	Ebix Inc (a)	4,644	77
Applied Micro Circuits Corp (a)	11,832	142	Eclipsys Corp (a)	11,796	233
ASM International NV (a)	83,840	2,133	Epicor Software Corp (a)	8,827	68
ATMI Inc (a)	558	8	EPIQ Systems Inc	651	9
Cabot Microelectronics Corp (a)	1,579	52	Guidance Software Inc (a)	3,921	19
Cavium Networks Inc (a)	7,433	199	Informatica Corp (a)	130,754	3,940
Ceva Inc (a)	5,179	66	Innerworkings Inc (a)	7,001	48
Cirrus Logic Inc (a)	10,872	212	Lawson Software Inc (a)	26,853	214
Conexant Systems Inc (a)	23,787	49	Mantech International Corp (a)	3,669	145
Diodes Inc (a)	7,034	124	MedAssets Inc (a)	121,561	2,845
Entegris Inc (a)	12,265	57	Medidata Solutions Inc (a)	5,482	83
Entropic Communications Inc (a)	332,721	2,605	MicroStrategy Inc (a)	1,865	155
Fairchild Semiconductor International Inc (a)	232,394	2,110	Monotype Imaging Holdings Inc (a)	6,504	54
GSI Technology Inc (a)	3,995	27	Omnicell Inc (a)	5,618	69
GT Solar International Inc (a)	9,701	63	Opnet Technologies Inc	4,121	63
Hittite Microwave Corp (a)	50,626	2,327	Parametric Technology Corp (a)	19,328	347
Integrated Device Technology Inc (a)	19,699	114	Pegasystems Inc	3,092	95
Integrated Silicon Solution Inc (a)	6,783	58	Phase Forward Inc (a)	7,214	121
IXYS Corp (a)	6,064	54	Progress Software Corp (a)	7,572	226
Kopin Corp (a)	7,341	28	QAD Inc (a)	3,912	16
Kulicke & Soffa Industries Inc (a)	14,485	97	QLIK Technologies Inc (a)	18,800	270
Lattice Semiconductor Corp (a)	22,858	127	Quality Systems Inc	3,531	194
LTX-Credence Corp (a)	24,438	68	Quest Software Inc (a)	10,499	212
MaxLinear Inc (a)	2,230	28	Renaissance Learning Inc	3,902	54
Micrel Inc	10,035	98	Rosetta Stone Inc (a)	3,086	66
Microsemi Corp (a)	6,226	99	Schawk Inc	2,787	41
MIPS Technologies Inc (a)	13,871	76	Seachange International Inc (a)	5,073	45
MKS Instruments Inc (a)	4,088	88	SolarWinds Inc (a)	118,583	1,639
Monolithic Power Systems Inc (a)	7,091	125	Synchronoss Technologies Inc (a)	3,494	68
Nanometrics Inc (a)	5,203	47	Taleo Corp (a)	117,625	2,894
Netlogic Microsystems Inc (a)	298,289	8,818	Tyler Technologies Inc (a)	6,531	107
Omnivision Technologies Inc (a)	154,499	3,446	Ultimate Software Group Inc (a)	4,366	141
ON Semiconductor Corp (a)	285,319	1,926	Unica Corp (a)	4,433	40
PLX Technology Inc (a)	10,871	42
See accompanying notes			234

Schedule of Investments
SmallCap Growth Fund I
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Software (continued)			Trucking & Leasing - 0.00%
VeriFone Systems Inc (a)	420,428 $	9,199	TAL International Group Inc	1,115 $	30
	$ 29,103
Telecommunications - 5.69%			Water - 0.01%
Acme Packet Inc (a)	127,878	3,614	Southwest Water Co	3,345	36
ADC Telecommunications Inc (a)	16,353	208
ADTRAN Inc	112,865	3,564	TOTAL COMMON STOCKS		$ 601,303
Alaska Communications Systems Group Inc	7,873	73		Maturity
Anaren Inc (a)	465	7		Amount
Anixter International Inc (a)	2,787	135	REPURCHASE AGREEMENTS - 5.30%	(000's)	Value (000's)
Arris Group Inc (a)	7,155	67	Banks - 5.30%
Aruba Networks Inc (a)	408,493	6,936	Investment in Joint Trading Account; Bank of	$ 8,927	$ 8,927
Atheros Communications Inc (a)	86,369	2,284	America Repurchase Agreement; 0.19%
Atlantic Tele-Network Inc	1,672	75	dated 07/30/10 maturing 08/02/10
Cbeyond Inc (a)	4,367	66	(collateralized by US Treasury Notes;
Cincinnati Bell Inc (a)	11,385	34	$9,104,929; 1.38% - 3.63%; dated 05/15/12 -
Comtech Telecommunications Corp (a)	2,051	44	08/15/19)
Consolidated Communications Holdings Inc	3,741	65	Investment in Joint Trading Account; Credit Suisse	7,878	7,878
CPI International Inc (a)	567	8	Repurchase Agreement; 0.20% dated
DigitalGlobe Inc (a)	4,553	124	07/30/10 maturing 08/02/10 (collateralized by
EMS Technologies Inc (a)	279	5	US Treasury Note; $8,035,700; 2.00%; dated
Extreme Networks (a)	7,247	21	11/30/13)
Finisar Corp (a)	398,217	6,383	Investment in Joint Trading Account; Deutsche	8,927	8,926
GeoEye Inc (a)	48,621	1,679	Bank Repurchase Agreement; 0.19% dated
Global Crossing Ltd (a)	5,387	62	07/30/10 maturing 08/02/10 (collateralized by
Harmonic Inc (a)	5,854	41	Sovereign Agency Issues; $9,104,929; 0.00%;
Hughes Communications Inc (a)	1,580	40	dated 08/11/10 - 01/24/11)
Hypercom Corp (a)	13,566	59	Investment in Joint Trading Account; Morgan	8,509	8,508
Infinera Corp (a)	14,962	135	Stanley Repurchase Agreement; 0.20% dated
InterDigital Inc (a)	9,155	250	07/30/10 maturing 08/02/10 (collateralized by
IPG Photonics Corp (a)	4,835	78	Sovereign Agency Issues; $8,678,556; 3.00%
LogMeIn Inc (a)	102,080	2,909	- 6.88%; dated 09/15/10 - 07/28/14)
Loral Space & Communications Inc (a)	2,319	111			$ 34,239
Meru Networks Inc (a)	1,579	19	TOTAL REPURCHASE AGREEMENTS		$ 34,239
Netgear Inc (a)	147,940	3,550	Total Investments		$ 635,542
Neutral Tandem Inc (a)	5,884	63	Other Assets in Excess of Liabilities, Net - 1.58%		$ 10,212
Novatel Wireless Inc (a)	930	6
			TOTAL NET ASSETS - 100.00%		$ 645,754
NTELOS Holdings Corp	5,483	103
Occam Networks Inc (a)	3,716	24
Oclaro Inc (a)	200,429	2,471	(a) Non-Income Producing Security
Oplink Communications Inc (a)	2,416	39
Plantronics Inc	9,135	274
RCN Corp (a)	6,498	97
RF Micro Devices Inc (a)	53,281	222	Unrealized Appreciation (Depreciation)
SAVVIS Inc (a)	7,445	131	The net federal income tax unrealized appreciation (depreciation) and federal tax
Shenandoah Telecommunications Co	4,245	83	cost of investments held as of the period end were as follows:
Sonus Networks Inc (a)	33,822	97
Syniverse Holdings Inc (a)	12,604	281	Unrealized Appreciation		$ 86,062
Tekelec (a)	2,602	37	Unrealized Depreciation		(24,028)
TeleNav Inc (a)	2,323	13	Net Unrealized Appreciation (Depreciation)		$ 62,034
USA Mobility Inc	3,717	55	Cost for federal income tax purposes		$ 573,508
ViaSat Inc (a)	2,045	74	All dollar amounts are shown in thousands (000's)
	$ 36,716
Textiles - 0.00%			Portfolio Summary (unaudited)
Culp Inc (a)	2,601	27	Sector		Percent
			Consumer, Non-cyclical		22.59%
Transportation - 2.65%			Consumer, Cyclical		19.97%
Atlas Air Worldwide Holdings Inc (a)	33,900	1,982	Technology		16.62%
Dynamex Inc (a)	2,122	29	Industrial		13.63%
Forward Air Corp	4,831	140	Communications		10.69%
Genesee & Wyoming Inc (a)	184,798	7,555	Financial		8.58%
Golar LNG Ltd	651	7	Energy		4.64%
Heartland Express Inc	8,492	136	Basic Materials		1.66%
HUB Group Inc (a)	6,225	200	Utilities		0.04%
Kirby Corp (a)	74,119	2,849	Diversified		0.00%
Knight Transportation Inc	145,999	3,054	Other Assets in Excess of Liabilities, Net		1.58%
Old Dominion Freight Line Inc (a)	4,181	165	TOTAL NET ASSETS		100.00%
Pacer International Inc (a)	10,221	84
RailAmerica Inc (a)	80,879	899
Scorpio Tankers Inc (a)	3,066	34
	$ 17,134

See accompanying notes			235

Schedule of Investments
SmallCap Growth Fund I
July 31, 2010 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts		Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2010	Long	616		$ 39,503	$ 39,898	$ 395
						$ 395
All dollar amounts are shown in thousands (000's)

See accompanying notes			236

Schedule of Investments
SmallCap Growth Fund II
July 31, 2010 (unaudited)

COMMON STOCKS - 95.80%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.05%			Banks (continued)
APAC Customer Services Inc (a)	4,323 $	23	SVB Financial Group (a)	13,938 $	602
Harte-Hanks Inc	3,962	45	SY Bancorp Inc	298	7
inVentiv Health Inc (a)	3,417	89	Texas Capital Bancshares Inc (a)	109,846	1,833
	$ 157		Trustco Bank Corp NY	644	4
Aerospace & Defense - 0.81%			Westamerica Bancorporation	1,288	69
Aerovironment Inc (a)	1,268	30		$ 6,135
Astronics Corp (a)	1,302	21	Beverages - 0.06%
Cubic Corp	1,041	42	Boston Beer Co Inc (a)	941	65
Esterline Technologies Corp (a)	39,658	2,036	Coca-Cola Bottling Co Consolidated	688	36
GenCorp Inc (a)	595	3	Heckmann Corp (a)	7,875	36
HEICO Corp	3,212	127	Peet's Coffee & Tea Inc (a)	1,239	50
Kaman Corp	2,459	56		$ 187
National Presto Industries Inc	525	54	Biotechnology - 2.92%
Orbital Sciences Corp (a)	2,081	30	3SBio Inc ADR(a)	91,422	1,376
Teledyne Technologies Inc (a)	1,041	43	Acorda Therapeutics Inc (a)	3,474	112
	$ 2,442		Affymax Inc (a)	3,219	21
Agriculture - 0.03%			Alnylam Pharmaceuticals Inc (a)	3,419	53
Cadiz Inc (a)	2,176	29	AMAG Pharmaceuticals Inc (a)	2,002	63
Vector Group Ltd	2,527	48	Arena Pharmaceuticals Inc (a)	78,974	628
	$ 77		Ariad Pharmaceuticals Inc (a)	10,381	33
Airlines - 0.44%			Arqule Inc (a)	6,526	28
AirTran Holdings Inc (a)	252,554	1,217	BioCryst Pharmaceuticals Inc (a)	4,507	27
Alaska Air Group Inc (a)	337	17	Celera Corp (a)	1,041	7
Allegiant Travel Co	1,364	61	Cubist Pharmaceuticals Inc (a)	5,895	127
Hawaiian Holdings Inc (a)	1,932	12	Curis Inc (a)	11,838	20
	$ 1,307		Cytokinetics Inc (a)	7,404	20
Apparel - 3.91%			Emergent Biosolutions Inc (a)	2,662	50
Carter's Inc (a)	6,092	148	Enzo Biochem Inc (a)	4,656	21
CROCS Inc (a)	145,118	1,862	Enzon Pharmaceuticals Inc (a)	3,072	34
Deckers Outdoor Corp (a)	4,014	204	Exact Sciences Corp (a)	132,123	551
G-III Apparel Group Ltd (a)	71,243	1,838	Exelixis Inc (a)	9,115	29
Joe's Jeans Inc (a)	6,637	13	Geron Corp (a)	8,718	49
Lacrosse Footwear Inc	737	11	Halozyme Therapeutics Inc (a)	6,414	46
Maidenform Brands Inc (a)	97,474	2,420	Human Genome Sciences Inc (a)	27,658	718
Oxford Industries Inc	2,179	49	Illumina Inc (a)	21,276	954
RG Barry Corp	1,337	16	Immunogen Inc (a)	81,923	772
Skechers U.S.A. Inc (a)	31,491	1,168	Immunomedics Inc (a)	10,705	35
Steven Madden Ltd (a)	43,441	1,678	Incyte Corp (a)	9,609	125
Timberland Co/The (a)	3,052	54	InterMune Inc (a)	4,942	48
True Religion Apparel Inc (a)	2,766	68	Medicines Co/The (a)	4,607	42
Under Armour Inc (a)	3,615	136	Micromet Inc (a)	151,828	1,040
Volcom Inc (a)	2,060	34	Momenta Pharmaceuticals Inc (a)	3,716	79
Warnaco Group Inc/The (a)	44,932	1,876	Nanosphere Inc (a)	2,676	12
Wolverine World Wide Inc	5,369	153	Neuralstem Inc (a)	6,642	16
	$ 11,728		NPS Pharmaceuticals Inc (a)	57,156	396
Automobile Parts & Equipment - 2.28%			PDL BioPharma Inc	13,346	83
American Axle & Manufacturing Holdings Inc (a)	5,349	50	Peregrine Pharmaceuticals Inc (a)	8,074	13
ArvinMeritor Inc (a)	10,005	164	Regeneron Pharmaceuticals Inc (a)	37,877	916
ATC Technology Corp/IL (a)	1,239	30	Sangamo Biosciences Inc (a)	7,531	28
Cooper Tire & Rubber Co	61,393	1,326	Seattle Genetics Inc (a)	7,939	97
Dana Holding Corp (a)	11,615	138	Sequenom Inc (a)	6,791	39
Dorman Products Inc (a)	1,783	42	SuperGen Inc (a)	595	1
Exide Technologies (a)	199,595	1,202	ZIOPHARM Oncology Inc (a)	7,653	29
Fuel Systems Solutions Inc (a)	1,504	46	Zymogenetics Inc (a)	7,762	32
Standard Motor Products Inc	1,656	16		$ 8,770
Tenneco Inc (a)	5,300	146	Building Materials - 0.27%
Titan International Inc	88,655	973	AAON Inc	2,044	51
Westport Innovations Inc (a)	79,626	1,584	Drew Industries Inc (a)	1,090	23
Wonder Auto Technology Inc (a)	136,422	1,115	LSI Industries Inc	116,069	610
	$ 6,832		Quanex Building Products Corp	1,239	22
Banks - 2.05%			Simpson Manufacturing Co Inc	3,913	101
Arrow Financial Corp	100	3		$ 807
Bank of the Ozarks Inc	146	6	Chemicals - 1.47%
Bridge Bancorp Inc	347	9	Aceto Corp	73,089	498
Cass Information Systems Inc	1,337	47	Arch Chemicals Inc	1,436	49
Columbia Banking System Inc	44,313	810	Balchem Corp	2,529	67
First Financial Bankshares Inc	892	44	Ferro Corp (a)	5,894	63
Iberiabank Corp	16,846	875	Hawkins Inc	1,351	44
Signature Bank/New York NY (a)	47,202	1,814	Innophos Holdings Inc	842	25
Suffolk Bancorp	437	12	KMG Chemicals Inc	842	13
			Minerals Technologies Inc	247	13
See accompanying notes			237

Schedule of Investments
SmallCap Growth Fund II
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Chemicals (continued)			Commercial Services (continued)
NewMarket Corp	12,456 $	1,335	Navigant Consulting Inc (a)	1,833 $	18
Olin Corp	83,941	1,704	On Assignment Inc (a)	134,869	651
Omnova Solutions Inc (a)	4,759	37	Parexel International Corp (a)	74,451	1,528
PolyOne Corp (a)	6,885	71	PDI Inc (a)	107,096	860
Quaker Chemical Corp	1,287	45	Pre-Paid Legal Services Inc (a)	743	36
Rockwood Holdings Inc (a)	4,111	120	Providence Service Corp/The (a)	1,794	26
Solutia Inc (a)	12,878	182	Resources Connection Inc	4,275	56
Spartech Corp (a)	2,229	23	Rollins Inc	4,952	108
Stepan Co	725	48	Rural/Metro Corp (a)	2,972	27
WR Grace & Co (a)	1,784	46	Sotheby's	6,885	187
Zep Inc	2,064	39	Standard Parking Corp (a)	2,427	41
	$ 4,422		Steiner Leisure Ltd (a)	1,535	65
Coal - 0.03%			SuccessFactors Inc (a)	102,293	2,078
Cloud Peak Energy Inc (a)	991	15	Team Health Holdings Inc (a)	2,067	27
James River Coal Co (a)	2,279	40	Team Inc (a)	199	3
L&L Energy Inc (a)	2,575	29	TeleTech Holdings Inc (a)	3,557	49
	$ 84		TNS Inc (a)	2,775	55
Commercial Services - 5.82%			Transcend Services Inc (a)	80,042	1,113
ABM Industries Inc	2,179	47	TrueBlue Inc (a)	4,386	56
Administaff Inc	2,012	52	Universal Technical Institute Inc	2,167	44
Advance America Cash Advance Centers Inc	1,041	4	Valassis Communications Inc (a)	5,102	176
Advisory Board Co/The (a)	1,483	65	Volt Information Sciences Inc (a)	2,179	20
American Public Education Inc (a)	24,663	1,102	Wright Express Corp (a)	3,468	121
American Reprographics Co (a)	793	7		$ 17,441
AMN Healthcare Services Inc (a)	2,279	14	Computers - 3.49%
Arbitron Inc	2,902	84	3PAR Inc (a)	4,598	46
Avis Budget Group Inc (a)	10,897	135	CACI International Inc (a)	343	16
Bridgepoint Education Inc (a)	3,063	57	Cogo Group Inc (a)	67,445	443
Capella Education Co (a)	14,583	1,355	Compellent Technologies Inc (a)	3,665	49
Cardtronics Inc (a)	84,296	1,092	Cray Inc (a)	2,378	16
CBIZ Inc (a)	3,765	25	Fortinet Inc (a)	4,061	73
Cenveo Inc (a)	8,648	53	iGate Corp	2,428	43
Chemed Corp	2,279	121	Insight Enterprises Inc (a)	1,708	25
Coinstar Inc (a)	2,860	130	Isilon Systems Inc (a)	2,473	43
Consolidated Graphics Inc (a)	990	43	Jack Henry & Associates Inc	8,759	222
Corinthian Colleges Inc (a)	72,970	665	LivePerson Inc (a)	7,020	49
Corporate Executive Board Co	3,860	109	Magma Design Automation Inc (a)	8,123	26
Corvel Corp (a)	1,155	46	Manhattan Associates Inc (a)	2,525	68
CoStar Group Inc (a)	1,883	83	Mentor Graphics Corp (a)	4,111	40
CPI Corp	832	21	MTS Systems Corp	1,733	50
Deluxe Corp	5,102	105	Ness Technologies Inc (a)	146,446	655
Diamond Management & Technology Consultants	3,671	40	Netezza Corp (a)	85,262	1,322
Inc			Netscout Systems Inc (a)	3,582	57
Dollar Financial Corp (a)	2,196	43	Quantum Corp (a)	23,423	37
Dollar Thrifty Automotive Group Inc (a)	2,570	128	Radiant Systems Inc (a)	192,231	2,732
ExlService Holdings Inc (a)	67,685	1,261	Radisys Corp (a)	2,725	27
Forrester Research Inc (a)	1,490	48	Riverbed Technology Inc (a)	58,475	2,169
Geo Group Inc/The (a)	3,024	65	SMART Modular Technologies WWH Inc (a)	4,903	27
Global Cash Access Holdings Inc (a)	7,031	29	Spansion Inc (a)	2,030	34
Grand Canyon Education Inc (a)	2,773	67	STEC Inc (a)	4,203	66
Great Lakes Dredge & Dock Corp	3,220	18	Stratasys Inc (a)	1,916	43
Healthcare Services Group Inc	3,864	86	Super Micro Computer Inc (a)	62,317	900
Heartland Payment Systems Inc	3,369	53	SYKES Enterprises Inc (a)	744	12
Hill International Inc (a)	942	4	Synaptics Inc (a)	3,821	120
HMS Holdings Corp (a)	2,724	153	Syntel Inc	1,409	58
ICF International Inc (a)	942	22	Unisys Corp (a)	1,783	48
K12 Inc (a)	2,239	58	Xyratex Ltd (a)	73,360	953
Kendle International Inc (a)	532	7		$ 10,469
Kforce Inc (a)	94,820	1,281	Consumer Products - 0.03%
Korn/Ferry International (a)	65,426	919	Ennis Inc	842	14
Landauer Inc	842	53	Summer Infant Inc (a)	1,694	12
Lincoln Educational Services Corp (a)	1,587	34	WD-40 Co	1,585	58
MAXIMUS Inc	1,783	107		$ 84
McGrath Rentcorp	1,535	36	Cosmetics & Personal Care - 0.02%
Medifast Inc (a)	1,400	42	Inter Parfums Inc	2,229	39
MedQuist Inc	1,783	15	Revlon Inc (a)	1,503	19
Midas Inc (a)	2,239	20		$ 58
Monro Muffler Brake Inc	1,831	75	Distribution & Wholesale - 2.12%
Multi-Color Corp	100	1	Beacon Roofing Supply Inc (a)	46,627	796
National American University Holdings Inc	1,225	9	BMP Sunstone Corp (a)	793	5
National Research Corp	281	7	Brightpoint Inc (a)	7,380	58
See accompanying notes			238

Schedule of Investments
SmallCap Growth Fund II
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Distribution & Wholesale (continued)			Electronics (continued)
Core-Mark Holding Co Inc (a)	452 $	14	Park Electrochemical Corp	1,334 $	37
Houston Wire & Cable Co	2,790	34	Plexus Corp (a)	4,259	124
MWI Veterinary Supply Inc (a)	55,421	2,918	Rofin-Sinar Technologies Inc (a)	2,143	45
Owens & Minor Inc	5,003	136	Rogers Corp (a)	30,936	957
Pool Corp	4,408	98	Sanmina-SCI Corp (a)	8,371	105
School Specialty Inc (a)	1,125	22	Spectrum Control Inc (a)	743	11
United Stationers Inc (a)	1,634	88	SRS Labs Inc (a)	1,832	17
Watsco Inc	2,496	139	Technitrol Inc	6,439	26
WESCO International Inc (a)	56,840	2,042	TTM Technologies Inc (a)	2,922	30
	$ 6,350		Watts Water Technologies Inc	445	14
Diversified Financial Services - 0.29%			Woodward Governor Co	29,528	893
Artio Global Investors Inc	2,229	36		$ 6,787
BGC Partners Inc	8,916	48	Energy - Alternate Sources - 1.02%
Cohen & Steers Inc	2,209	49	China Integrated Energy Inc (a)	95,163	808
Credit Acceptance Corp (a)	909	51	Clean Energy Fuels Corp (a)	3,377	64
Duff & Phelps Corp	2,656	29	Comverge Inc (a)	73,067	647
Encore Capital Group Inc (a)	1,486	33	FuelCell Energy Inc (a)	219,585	287
Epoch Holding Corp	1,885	23	Headwaters Inc (a)	77,977	270
Evercore Partners Inc - Class A	1,486	35	JA Solar Holdings Co Ltd ADR(a)	164,678	980
GAMCO Investors Inc	692	28		$ 3,056
GFI Group Inc	6,073	36	Engineering & Contruction - 0.35%
KBW Inc	2,427	55	Argan Inc (a)	199	1
MarketAxess Holdings Inc	3,390	48	Exponent Inc (a)	1,537	51
Nelnet Inc	347	7	Insituform Technologies Inc (a)	3,566	82
optionsXpress Holdings Inc (a)	4,030	63	Layne Christensen Co (a)	31,285	789
Portfolio Recovery Associates Inc (a)	1,821	127	Mistras Group Inc (a)	2,278	23
Stifel Financial Corp (a)	3,156	146	Orion Marine Group Inc (a)	2,378	29
Westwood Holdings Group Inc	819	30	Stanley Inc (a)	1,099	41
World Acceptance Corp (a)	792	33	VSE Corp	530	19
	$ 877			$ 1,035
Electric - 0.02%			Entertainment - 1.35%
EnerNOC Inc (a)	1,733	58	Bluegreen Corp (a)	216,908	640
			Cinemark Holdings Inc	70,154	1,024
Electrical Components & Equipment - 2.91%			National CineMedia Inc	3,814	68
A123 Systems Inc (a)	6,439	69	Shuffle Master Inc (a)	264,392	2,324
Advanced Battery Technologies Inc (a)	6,062	21		$ 4,056
Advanced Energy Industries Inc (a)	64,320	1,133	Environmental Control - 0.40%
American Superconductor Corp (a)	61,419	1,852	Calgon Carbon Corp (a)	5,003	66
Belden Inc	4,953	118	Clean Harbors Inc (a)	2,458	155
EnerSys (a)	2,179	53	Darling International Inc (a)	6,192	51
GrafTech International Ltd (a)	14,874	233	Metalico Inc (a)	168,241	705
Graham Corp	1,126	18	Mine Safety Appliances Co	1,734	43
Littelfuse Inc (a)	1,981	71	Rentech Inc (a)	33,732	33
Power-One Inc (a)	198,286	2,465	Tetra Tech Inc (a)	6,771	142
PowerSecure International Inc (a)	82,539	864		$ 1,195
Satcon Technology Corp (a)	266,061	990
Universal Display Corp (a)	41,055	846	Food - 1.54%
			Arden Group Inc	198	18
	$ 8,733		B&G Foods Inc	4,111	47
Electronics - 2.26%			Calavo Growers Inc	48,411	1,022
American Science & Engineering Inc	808	64	Cal-Maine Foods Inc	1,450	46
Analogic Corp	794	36	Diamond Foods Inc	63,829	2,843
Badger Meter Inc	1,419	56	J&J Snack Foods Corp	1,357	57
Ballantyne Strong Inc (a)	76,517	591	Lancaster Colony Corp	2,056	107
Benchmark Electronics Inc (a)	1,219	20	Lance Inc	2,631	56
Checkpoint Systems Inc (a)	2,427	48	Pilgrim's Pride Corp (a)	3,318	23
Cogent Inc (a)	2,081	19	Ruddick Corp	2,328	82
Coherent Inc (a)	1,832	68	Sanderson Farms Inc	2,031	95
CTS Corp	1,535	14	Smart Balance Inc (a)	4,507	17
Daktronics Inc	1,041	9	Tootsie Roll Industries Inc	1,932	49
DDi Corp	2,080	19	United Natural Foods Inc (a)	4,601	155
Dionex Corp (a)	1,784	135		$ 4,617
FARO Technologies Inc (a)	43,310	891
(a)			Forest Products & Paper - 0.10%
FEI Co	1,635	32	Clearwater Paper Corp (a)	891	55
II-VI Inc (a)	37,777	1,295
			Deltic Timber Corp	779	36
Keithley Instruments Inc	1,733	19	Neenah Paper Inc	1,139	20
LaBarge Inc (a)	1,670	21
			Potlatch Corp	2,231	83
Methode Electronics Inc	3,368	36	Schweitzer-Mauduit International Inc	1,931	102
Multi-Fineline Electronix Inc (a)	1,611	41	Wausau Paper Corp (a)	1,041	7
Newport Corp (a)	82,194	1,046	Xerium Technologies Inc (a)	941	12
NVE Corp (a)	743	32
OSI Systems Inc (a)	1,288	36		$ 315
See accompanying notes			239

Schedule of Investments
SmallCap Growth Fund II
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Gas - 0.01%			Healthcare - Products (continued)
South Jersey Industries Inc	842 $	39	Unilife Corp (a)	7,578 $	45
			Vascular Solutions Inc (a)	2,652	32
Hand & Machine Tools - 0.07%			Volcano Corp (a)	142,154	3,136
Baldor Electric Co	3,913	150	West Pharmaceutical Services Inc	3,369	122
Franklin Electric Co Inc	2,278	70	Wright Medical Group Inc (a)	2,477	39
	$ 220		Young Innovations Inc	653	17
Healthcare - Products - 7.05%			Zoll Medical Corp (a)	2,179	58
Abaxis Inc (a)	2,445	49		$ 21,149
Accuray Inc (a)	6,499	43	Healthcare - Services - 1.67%
Affymetrix Inc (a)	100,349	491	Air Methods Corp (a)	1,211	39
Align Technology Inc (a)	5,316	92	Alliance HealthCare Services Inc (a)	4,114	17
Alpha PRO Tech Ltd (a)	109,262	202	Allied Healthcare International Inc (a)	1,268	3
Alphatec Holdings Inc (a)	6,653	28	Almost Family Inc (a)	1,343	35
American Medical Systems Holdings Inc (a)	7,579	169	Amedisys Inc (a)	2,852	75
ArthroCare Corp (a)	2,724	73	America Service Group Inc	1,403	25
Atrion Corp	247	36	American Dental Partners Inc (a)	153	2
BioMimetic Therapeutics Inc (a)	127,924	1,181	AMERIGROUP Corp (a)	1,041	37
Bruker BioSciences Corp (a)	74,717	984	Bio-Reference Labs Inc (a)	124,958	2,620
Caliper Life Sciences Inc (a)	7,033	28	Continucare Corp (a)	4,276	16
CardioNet Inc (a)	942	5	Emeritus Corp (a)	3,137	54
Cepheid Inc (a)	36,235	600	Ensign Group Inc/The	1,801	33
Cerus Corp (a)	6,115	19	Genoptix Inc (a)	2,724	47
Conceptus Inc (a)	3,408	46	Gentiva Health Services Inc (a)	1,437	30
CryoLife Inc (a)	446	2	Healthsouth Corp (a)	39,357	729
Cutera Inc (a)	46,038	360	IPC The Hospitalist Co Inc (a)	1,797	46
Cyberonics Inc (a)	3,052	73	LHC Group Inc (a)	1,692	39
Delcath Systems Inc (a)	76,624	598	Metropolitan Health Networks Inc (a)	6,237	24
DexCom Inc (a)	5,034	56	Molina Healthcare Inc (a)	1,188	35
Endologix Inc (a)	7,915	36	Odyssey HealthCare Inc (a)	3,219	86
Exactech Inc (a)	1,326	21	Psychiatric Solutions Inc (a)	3,650	121
Genomic Health Inc (a)	2,354	30	RehabCare Group Inc (a)	39,534	838
Haemonetics Corp (a)	2,527	140	Sunrise Senior Living Inc (a)	8,718	26
Hanger Orthopedic Group Inc (a)	27,640	474	US Physical Therapy Inc (a)	1,501	27
HeartWare International Inc (a)	30,972	1,995		$ 5,004
ICU Medical Inc (a)	446	17	Holding Companies - Diversified - 0.00%
Immucor Inc (a)	7,034	135	Primoris Services Corp	1,385	10
Insulet Corp (a)	3,336	49
Integra LifeSciences Holdings Corp (a)	2,101	76	Home Builders - 0.24%
Invacare Corp	248	6	Hovnanian Enterprises Inc (a)	162,610	711
IRIS International Inc (a)	2,939	27
Kensey Nash Corp (a)	1,345	32	Home Furnishings - 1.05%
LCA-Vision Inc (a)	1,786	9	DTS Inc/CA (a)	1,964	70
Luminex Corp (a)	3,926	64	La-Z-Boy Inc (a)	64,917	556
MAKO Surgical Corp (a)	4,013	44	Select Comfort Corp (a)	120,048	936
Masimo Corp	5,602	129	Tempur-Pedic International Inc (a)	48,830	1,498
Medtox Scientific Inc (a)	43,663	501	TiVo Inc (a)	10,420	89
Merge Healthcare Inc (a)	169,654	550	Universal Electronics Inc (a)	793	14
Meridian Bioscience Inc	4,525	87		$ 3,163
Merit Medical Systems Inc (a)	2,673	45	Insurance - 0.04%
Micrus Endovascular Corp (a)	1,684	39	CNO Financial Group Inc (a)	2,872	15
Natus Medical Inc (a)	53,513	786	eHealth Inc (a)	3,971	44
NuVasive Inc (a)	27,415	898	First American Financial Corp	990	15
NxStage Medical Inc (a)	71,360	1,127	Life Partners Holdings Inc	1,204	21
OraSure Technologies Inc (a)	7,304	35	Tower Group Inc	1,833	39
Orthofix International NV (a)	1,908	58
Orthovita Inc (a)	10,973	20		$ 134
(a)			Internet - 6.57%
Palomar Medical Technologies Inc	1,683	19	AboveNet Inc (a)	39,373	2,094
PSS World Medical Inc (a)	5,746	108	Ancestry.com Inc (a)	1,931	38
Quidel Corp (a)	2,876	36	Archipelago Learning Inc (a)	1,842	20
Rochester Medical Corp (a)	1,703	16	Art Technology Group Inc (a)	13,920	50
Sirona Dental Systems Inc (a)	24,066	741	Blue Coat Systems Inc (a)	3,971	87
SonoSite Inc (a)	1,605	47	Blue Nile Inc (a)	1,380	70
Spectranetics Corp (a)	5,252	27	Cogent Communications Group Inc (a)	4,200	36
STAAR Surgical Co (a)	5,448	33	comScore Inc (a)	2,056	41
Stereotaxis Inc (a)	5,047	21	Constant Contact Inc (a)	2,265	44
STERIS Corp	5,647	180	DealerTrack Holdings Inc (a)	3,561	56
SurModics Inc (a)	1,582	21	Dice Holdings Inc (a)	2,676	22
Syneron Medical Ltd (a)	1,337	12	eResearchTechnology Inc (a)	4,729	38
Synovis Life Technologies Inc (a)	1,930	31	GSI Commerce Inc (a)	163,911	3,691
Thoratec Corp (a)	86,293	3,174	Health Grades Inc (a)	4,041	33
TomoTherapy Inc (a)	200,884	669	Infospace Inc (a)	694	5
See accompanying notes			240

Schedule of Investments
SmallCap Growth Fund II
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Internet (continued)			Media (continued)
Internet Capital Group Inc (a)	397 $	3	Lee Enterprises Inc (a)	7,053 $	21
j2 Global Communications Inc (a)	3,220	76	McClatchy Co/The (a)	9,312	33
Limelight Networks Inc (a)	107,831	458	SuperMedia Inc (a)	2,013	42
Lionbridge Technologies Inc (a)	9,609	47	World Wrestling Entertainment Inc	2,180	35
Liquidity Services Inc (a)	78,694	1,069		$ 2,475
Local.com Corp (a)	80,694	505	Metal Fabrication & Hardware - 0.75%
LoopNet Inc (a)	82,301	942	Ampco-Pittsburgh Corp	149	4
Network Engines Inc (a)	340,407	664	CIRCOR International Inc	29,448	921
NIC Inc	143,385	1,064	Hawk Corp (a)	792	23
NutriSystem Inc	106,245	2,079	Kaydon Corp	28,461	1,081
OpenTable Inc (a)	1,634	73	Mueller Industries Inc	792	20
Overstock.com Inc (a)	2,278	45	Mueller Water Products Inc - Class A	12,829	49
Perficient Inc (a)	93,884	812	RBC Bearings Inc (a)	1,932	59
QuinStreet Inc (a)	1,585	19	Sun Hydraulics Corp	1,931	50
Rackspace Hosting Inc (a)	105,395	1,971	Worthington Industries Inc	3,220	46
Sapient Corp	10,600	117		$ 2,253
Shutterfly Inc (a)	2,377	60	Mining - 0.85%
Sourcefire Inc (a)	51,856	1,107	Allied Nevada Gold Corp (a)	73,384	1,266
Stamps.com Inc (a)	1,630	18	AMCOL International Corp	2,129	64
TeleCommunication Systems Inc (a)	2,923	11	Capital Gold Corp (a)	7,578	28
Terremark Worldwide Inc (a)	5,507	49	Globe Specialty Metals Inc (a)	5,448	63
TIBCO Software Inc (a)	17,138	232	Golden Star Resources Ltd (a)	27,392	112
Travelzoo Inc (a)	942	15	Horsehead Holding Corp (a)	105,269	806
United Online Inc	2,922	18	Jaguar Mining Inc (a)	7,479	61
US Auto Parts Network Inc (a)	115,756	776	Stillwater Mining Co (a)	4,705	65
ValueClick Inc (a)	6,539	72	Thompson Creek Metals Co Inc (a)	2,326	22
VASCO Data Security International Inc (a)	3,454	22	United States Lime & Minerals Inc (a)	408	17
Vitacost.com Inc (a)	59,414	510	US Gold Corp (a)	7,925	39
Websense Inc (a)	4,874	90
Zix Corp (a)	202,174	461		$ 2,543
			Miscellaneous Manufacturing - 0.96%
	$ 19,710		Actuant Corp	61,075	1,259
Iron & Steel - 0.09%			Acuity Brands Inc	4,635	195
General Steel Holdings Inc (a)	91,023	263	AO Smith Corp	2,377	130
			AZZ Inc	1,370	60
Leisure Products & Services - 0.17%			Barnes Group Inc	4,557	84
Brunswick Corp/DE	7,875	133	Blount International Inc (a)	5,052	54
Interval Leisure Group Inc (a)	4,060	56	Brink's Co/The	4,309	94
Life Time Fitness Inc (a)	3,269	119	CLARCOR Inc	5,002	188
Polaris Industries Inc	3,343	200	Colfax Corp (a)	3,764	49
	$ 508		Eastman Kodak Co (a)	24,047	95
Lodging - 0.01%			EnPro Industries Inc (a)	1,337	40
Ameristar Casinos Inc	2,429	38	GP Strategies Corp (a)	1,671	13
			Hexcel Corp (a)	7,084	132
Machinery - Construction & Mining - 0.41%			John Bean Technologies Corp	2,972	47
Bucyrus International Inc	19,729	1,228	Koppers Holdings Inc	2,179	54
			Matthews International Corp	2,675	97
Machinery - Diversified - 1.66%			Metabolix Inc (a)	2,140	30
Albany International Corp	792	14	Park-Ohio Holdings Corp (a)	1,238	17
Altra Holdings Inc (a)	2,823	41	Polypore International Inc (a)	2,328	57
Applied Industrial Technologies Inc	4,507	126	Raven Industries Inc	1,807	63
Briggs & Stratton Corp	3,318	63	STR Holdings Inc (a)	2,526	57
Cognex Corp	2,773	52	Sturm Ruger & Co Inc	2,907	41
DXP Enterprises Inc (a)	66,792	1,371	Trimas Corp (a)	1,548	18
Gorman-Rupp Co/The	1,914	57		$ 2,874
Intermec Inc (a)	4,558	48	Office Furnishings - 0.75%
Intevac Inc (a)	1,337	15	Herman Miller Inc	6,070	104
iRobot Corp (a)	1,859	38	HNI Corp	31,574	816
Lindsay Corp	1,321	46	Interface Inc	102,651	1,276
Middleby Corp (a)	1,770	102	Knoll Inc	4,487	63
NACCO Industries Inc	544	48		$ 2,259
Nordson Corp	40,566	2,558	Oil & Gas - 2.46%
Presstek Inc (a)	116,349	307	American Oil & Gas Inc (a)	7,897	58
Sauer-Danfoss Inc (a)	1,817	27
			Apco Oil and Gas International Inc	1,496	40
Tennant Co	2,073	78	Brigham Exploration Co (a)	90,194	1,557
	$ 4,991		Callon Petroleum Co (a)	4,507	26
Media - 0.83%			Carrizo Oil & Gas Inc (a)	3,192	63
Acacia Research - Acacia Technologies (a)	71,420	956	Clayton Williams Energy Inc (a)	842	37
Belo Corp (a)	8,123	49	Contango Oil & Gas Co (a)	793	35
DG FastChannel Inc (a)	33,796	1,289	Energy XXI Bermuda Ltd (a)	5,151	87
Dolan Co/The (a)	2,081	24	Georesources Inc (a)	57,036	846
Entercom Communications Corp (a)	3,071	26
See accompanying notes			241

Schedule of Investments
SmallCap Growth Fund II
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas (continued)			Pharmaceuticals (continued)
GMX Resources Inc (a)	55,939 $	346	Progenics Pharmaceuticals Inc (a)	3,175 $	15
Gulfport Energy Corp (a)	2,707	35	Questcor Pharmaceuticals Inc (a)	5,548	62
Kodiak Oil & Gas Corp (a)	10,055	34	Rigel Pharmaceuticals Inc (a)	4,753	39
McMoRan Exploration Co (a)	7,806	81	Salix Pharmaceuticals Ltd (a)	73,287	3,108
Northern Oil and Gas Inc (a)	4,579	67	Santarus Inc (a)	8,498	21
Panhandle Oil and Gas Inc	1,197	36	Savient Pharmaceuticals Inc (a)	6,313	87
Penn Virginia Corp	19,561	372	Sciclone Pharmaceuticals Inc (a)	6,075	21
Petroquest Energy Inc (a)	1,981	13	SXC Health Solutions Corp (a)	4,384	298
Rex Energy Corp (a)	843	9	Synta Pharmaceuticals Corp (a)	2,769	9
Rosetta Resources Inc (a)	3,318	73	Targacept Inc (a)	2,427	53
SandRidge Energy Inc (a)	19,964	118	Theravance Inc (a)	5,548	82
Swift Energy Co (a)	37,786	980	USANA Health Sciences Inc (a)	1,026	43
TransAtlantic Petroleum Ltd (a)	13,077	41	Vanda Pharmaceuticals Inc (a)	4,423	32
Vaalco Energy Inc (a)	624	4	Vivus Inc (a)	7,664	43
W&T Offshore Inc	347	3	XenoPort Inc (a)	4,310	26
Warren Resources Inc (a)	1,784	6		$ 15,071
Whiting Petroleum Corp (a)	27,375	2,409	Real Estate - 0.01%
	$ 7,376		HFF Inc (a)	1,882	16
Oil & Gas Services - 1.40%
Boots & Coots Inc (a)	11,640	35	REITS - 0.94%
CARBO Ceramics Inc	1,938	155	Acadia Realty Trust	1,519	28
Dril-Quip Inc (a)	3,467	181	Alexander's Inc	119	40
ION Geophysical Corp (a)	11,293	49	Associated Estates Realty Corp	2,724	38
Key Energy Services Inc (a)	1,139	11	DiamondRock Hospitality Co	41,530	385
Lufkin Industries Inc	2,888	119	DuPont Fabros Technology Inc	65,311	1,649
Matrix Service Co (a)	1,316	13	EastGroup Properties Inc	1,239	45
Newpark Resources Inc (a)	66,496	531	Equity Lifestyle Properties Inc	1,681	89
OYO Geospace Corp (a)	594	32	Equity One Inc	792	14
RPC Inc	114,858	1,916	Getty Realty Corp	1,183	28
Tesco Corp (a)	82,532	1,131	Home Properties Inc	1,287	64
Tetra Technologies Inc (a)	1,288	13	LTC Properties Inc	421	10
	$ 4,186		Mid-America Apartment Communities Inc	1,882	106
Packaging & Containers - 0.72%			National Health Investors Inc	1,040	39
Graham Packaging Co Inc (a)	199	2	Omega Healthcare Investors Inc	1,572	35
Rock-Tenn Co	39,187	2,085	PS Business Parks Inc	622	36
Silgan Holdings Inc	2,378	68	Saul Centers Inc	652	28
	$ 2,155		Tanger Factory Outlet Centers	2,268	101
Pharmaceuticals - 5.02%			Universal Health Realty Income Trust	971	32
Akorn Inc (a)	217,430	791	Washington Real Estate Investment Trust	1,535	47
Alkermes Inc (a)	60,803	784		$ 2,814
Allos Therapeutics Inc (a)	6,842	33	Retail - 5.84%
Antares Pharma Inc (a)	11,046	17	99 Cents Only Stores (a)	4,528	75
Ardea Biosciences Inc (a)	2,077	41	AFC Enterprises Inc (a)	3,269	31
Array BioPharma Inc (a)	8,321	26	AnnTaylor Stores Corp (a)	6,043	106
Auxilium Pharmaceuticals Inc (a)	4,211	95	Asbury Automotive Group Inc (a)	4,563	61
BioScrip Inc (a)	486,569	2,068	Big 5 Sporting Goods Corp	3,219	44
Caraco Pharmaceutical Laboratories Ltd (a)	661	4	BJ's Restaurants Inc (a)	56,124	1,431
Catalyst Health Solutions Inc (a)	50,862	1,759	Brown Shoe Co Inc	3,071	45
Combinatorx Inc (a)	10,303	16	Buckle Inc/The	2,180	60
Cumberland Pharmaceuticals Inc (a)	1,106	7	Buffalo Wild Wings Inc (a)	1,704	73
Cypress Bioscience Inc (a)	744	3	Build-A-Bear Workshop Inc (a)	110,962	671
Depomed Inc (a)	88,493	253	California Pizza Kitchen Inc (a)	3,021	54
Durect Corp (a)	12,669	31	Caribou Coffee Co Inc (a)	1,142	12
Hi-Tech Pharmacal Co Inc (a)	1,386	24	Carrols Restaurant Group Inc (a)	1,931	10
Impax Laboratories Inc (a)	5,647	93	Casey's General Stores Inc	1,982	76
Inspire Pharmaceuticals Inc (a)	163,011	823	Cash America International Inc	990	33
Isis Pharmaceuticals Inc (a)	59,465	588	Casual Male Retail Group Inc (a)	5,795	20
Jazz Pharmaceuticals Inc (a)	84,855	738	Cato Corp/The	3,020	70
Keryx Biopharmaceuticals Inc (a)	7,975	30	CEC Entertainment Inc (a)	2,204	77
Lannett Co Inc (a)	1,717	8	Cheesecake Factory Inc/The (a)	6,561	154
MannKind Corp (a)	5,521	38	Childrens Place Retail Stores Inc/The (a)	2,411	101
Nabi Biopharmaceuticals (a)	6,265	36	Citi Trends Inc (a)	33,449	1,050
Nektar Therapeutics (a)	10,221	134	Collective Brands Inc (a)	4,557	73
Neogen Corp (a)	58,719	1,753	Cost Plus Inc (a)	146,519	503
NeurogesX Inc (a)	1,749	12	Cracker Barrel Old Country Store Inc	2,278	112
Obagi Medical Products Inc (a)	2,830	33	Denny's Corp (a)	16,347	44
Onyx Pharmaceuticals Inc (a)	5,619	146	Destination Maternity Corp (a)	801	25
Pharmacyclics Inc (a)	5,693	40	DineEquity Inc (a)	1,667	61
Pharmasset Inc (a)	23,985	648	Domino's Pizza Inc (a)	2,129	27
PharMerica Corp (a)	1,833	24	Dress Barn Inc (a)	5,745	142
POZEN Inc (a)	4,447	36	DSW Inc (a)	1,436	38
See accompanying notes			242

Schedule of Investments
SmallCap Growth Fund II
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Retail (continued)			Semiconductors (continued)
Einstein Noah Restaurant Group Inc (a)	751 $	9	Mindspeed Technologies Inc (a)	167,363 $	1,183
Express Inc (a)	2,476	43	MIPS Technologies Inc (a)	7,379	40
Ezcorp Inc (a)	4,835	96	MKS Instruments Inc (a)	2,179	47
Finish Line Inc/The	2,536	36	Monolithic Power Systems Inc (a)	64,025	1,128
First Cash Financial Services Inc (a)	3,021	72	Nanometrics Inc (a)	2,773	25
Genesco Inc (a)	396	11	Netlogic Microsystems Inc (a)	65,745	1,944
Gymboree Corp (a)	3,071	133	Omnivision Technologies Inc (a)	3,571	80
hhgregg Inc (a)	2,068	42	PLX Technology Inc (a)	81,619	312
Hibbett Sports Inc (a)	67,622	1,790	Power Integrations Inc	2,258	80
HSN Inc (a)	4,337	128	Richardson Electronics Ltd/United States	106,095	1,013
Jack in the Box Inc (a)	4,508	93	Rovi Corp (a)	27,643	1,230
Jo-Ann Stores Inc (a)	2,823	118	Rubicon Technology Inc (a)	43,188	1,306
JOS A Bank Clothiers Inc (a)	1,997	117	Semtech Corp (a)	5,499	96
Kirkland's Inc (a)	55,615	937	Sigma Designs Inc (a)	744	8
Liz Claiborne Inc (a)	8,371	40	Standard Microsystems Corp (a)	942	21
Lumber Liquidators Holdings Inc (a)	48,248	1,198	Supertex Inc (a)	1,543	40
McCormick & Schmick's Seafood Restaurants Inc	99,550	787	Tessera Technologies Inc (a)	3,072	52
(a)			TriQuint Semiconductor Inc (a)	16,296	113
Nu Skin Enterprises Inc	5,295	151	Ultratech Inc (a)	2,024	37
OfficeMax Inc (a)	3,171	45	Veeco Instruments Inc (a)	32,793	1,420
Papa John's International Inc (a)	1,934	49	Volterra Semiconductor Corp (a)	2,273	51
PetMed Express Inc	2,547	41	Zoran Corp (a)	793	7
PF Chang's China Bistro Inc	2,587	107		$ 21,262
Pier 1 Imports Inc (a)	10,748	75	Software - 6.83%
Pricesmart Inc	1,515	42	Accelrys Inc (a)	4,469	31
Retail Ventures Inc (a)	3,616	35	ACI Worldwide Inc (a)	3,858	75
Rue21 Inc (a)	1,287	39	Actuate Corp (a)	7,329	35
Ruth's Hospitality Group Inc (a)	4,336	18	Acxiom Corp (a)	61,025	936
Sally Beauty Holdings Inc (a)	8,767	83	Advent Software Inc (a)	1,671	86
Sonic Automotive Inc (a)	1,322	13	ANSYS Inc (a)	34,963	1,572
Sonic Corp (a)	5,303	47	ArcSight Inc (a)	2,526	63
Sport Supply Group Inc	438	6	Ariba Inc (a)	9,223	147
Stein Mart Inc (a)	1,734	13	Aspen Technology Inc (a)	5,547	61
Systemax Inc	1,386	23	athenahealth Inc (a)	2,969	82
Talbots Inc (a)	5,448	63	Blackbaud Inc	4,803	114
Texas Roadhouse Inc (a)	137,512	1,854	Blackboard Inc (a)	40,845	1,551
Ulta Salon Cosmetics & Fragrance Inc (a)	106,220	2,683	Bottomline Technologies Inc (a)	3,001	43
Vitamin Shoppe Inc (a)	1,436	39	Bowne & Co Inc	2,690	30
Wet Seal Inc/The (a)	304,953	1,031	CommVault Systems Inc (a)	4,563	84
Winmark Corp	377	13	Computer Programs & Systems Inc	932	42
World Fuel Services Corp	3,319	86	Concur Technologies Inc (a)	30,291	1,402
Zumiez Inc (a)	1,806	33	CSG Systems International Inc (a)	2,302	43
	$ 17,518		Deltek Inc (a)	2,955	22
Semiconductors - 7.09%			Digi International Inc (a)	1,486	12
Actel Corp (a)	1,931	28	DivX Inc (a)	105,693	804
Amkor Technology Inc (a)	12,175	70	Ebix Inc (a)	50,594	840
Amtech Systems Inc (a)	36,572	368	Eclipsys Corp (a)	23,494	463
Applied Micro Circuits Corp (a)	6,307	75	Epicor Software Corp (a)	4,705	36
ATMI Inc (a)	298	4	EPIQ Systems Inc	347	5
Cabot Microelectronics Corp (a)	842	28	Guidance Software Inc (a)	2,090	10
Cavium Networks Inc (a)	94,658	2,539	Innerworkings Inc (a)	3,732	26
Ceva Inc (a)	79,417	1,014	Interactive Intelligence Inc (a)	93,195	1,508
Cirrus Logic Inc (a)	75,565	1,474	Lawson Software Inc (a)	14,315	114
Conexant Systems Inc (a)	12,680	26	Mantech International Corp (a)	1,951	77
Diodes Inc (a)	3,742	66	MedAssets Inc (a)	43,154	1,010
Entegris Inc (a)	232,210	1,070	Medidata Solutions Inc (a)	2,922	44
Entropic Communications Inc (a)	5,022	39	MicroStrategy Inc (a)	19,181	1,592
FormFactor Inc (a)	72,953	706	Monotype Imaging Holdings Inc (a)	3,467	29
GSI Technology Inc (a)	2,129	15	Omnicell Inc (a)	66,524	820
GT Solar International Inc (a)	5,160	33	Opnet Technologies Inc	2,193	33
Hittite Microwave Corp (a)	19,782	909	Parametric Technology Corp (a)	10,304	185
Integrated Device Technology Inc (a)	10,501	61	Pegasystems Inc	1,645	51
Integrated Silicon Solution Inc (a)	3,616	31	Phase Forward Inc (a)	3,840	65
IXYS Corp (a)	3,226	29	Progress Software Corp (a)	4,036	121
Kopin Corp (a)	3,914	15	QAD Inc (a)	2,081	9
Kulicke & Soffa Industries Inc (a)	135,820	913	QLIK Technologies Inc (a)	9,732	140
Lattice Semiconductor Corp (a)	12,185	68	Quality Systems Inc	1,883	103
LTX-Credence Corp (a)	13,027	37	Quest Software Inc (a)	5,597	113
MaxLinear Inc (a)	1,188	15	Renaissance Learning Inc	39,845	554
Micrel Inc	5,349	52	Rosetta Stone Inc (a)	1,645	35
Microsemi Corp (a)	84,217	1,344	Schawk Inc	1,486	22
See accompanying notes			243

Schedule of Investments
SmallCap Growth Fund II
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Software (continued)			Transportation (continued)
Scientific Learning Corp (a)	84,435 $	441	HUB Group Inc (a)	72,889 $	2,342
Seachange International Inc (a)	2,798	25	Knight Transportation Inc	5,300	111
SolarWinds Inc (a)	3,616	50	Old Dominion Freight Line Inc (a)	2,229	88
Synchronoss Technologies Inc (a)	1,859	36	Pacer International Inc (a)	5,448	45
Taleo Corp (a)	92,638	2,279	Scorpio Tankers Inc (a)	1,634	18
Tyler Technologies Inc (a)	3,475	57	UTI Worldwide Inc	87,811	1,283
Ultimate Software Group Inc (a)	51,434	1,660			$ 4,196
Unica Corp (a)	56,787	506	Trucking & Leasing - 0.01%
VeriFone Systems Inc (a)	8,817	193	TAL International Group Inc	594	16
	$ 20,487
Telecommunications - 4.85%			Water - 0.01%
Acme Packet Inc (a)	87,571	2,474	Southwest Water Co	1,783	19
ADC Telecommunications Inc (a)	8,718	111
ADTRAN Inc	6,538	206	TOTAL COMMON STOCKS		$ 287,334
Alaska Communications Systems Group Inc	4,188	39		Maturity
Anaren Inc (a)	248	4		Amount
Anixter International Inc (a)	1,486	72	REPURCHASE AGREEMENTS - 1.27%	(000's)	Value (000's)
Applied Signal Technology Inc	51,268	1,064	Banks - 1.27%
Arris Group Inc (a)	3,815	36	Investment in Joint Trading Account; Bank of	$ 993	$ 993
Aruba Networks Inc (a)	234,792	3,987	America Repurchase Agreement; 0.19%
Atlantic Tele-Network Inc	891	40	dated 07/30/10 maturing 08/02/10
AudioCodes Ltd (a)	179,140	528	(collateralized by US Treasury Notes;
Cbeyond Inc (a)	2,324	35	$1,012,719; 1.38% - 3.63%; dated 05/15/12 -
Cincinnati Bell Inc (a)	6,282	19	08/15/19)
Comtech Telecommunications Corp (a)	1,093	24	Investment in Joint Trading Account; Credit Suisse	876	876
Consolidated Communications Holdings Inc	1,991	35	Repurchase Agreement; 0.20% dated
CPI International Inc (a)	361	5	07/30/10 maturing 08/02/10 (collateralized by
DigitalGlobe Inc (a)	2,427	66	US Treasury Note; $893,791; 2.00%; dated
EMS Technologies Inc (a)	149	2	11/30/13)
Extreme Networks (a)	3,863	11	Investment in Joint Trading Account; Deutsche	993	993
Finisar Corp (a)	6,687	107	Bank Repurchase Agreement; 0.19% dated
GeoEye Inc (a)	2,246	78	07/30/10 maturing 08/02/10 (collateralized by
Global Crossing Ltd (a)	2,872	33	Sovereign Agency Issues; $1,012,719; 0.00%;
Harmonic Inc (a)	3,121	22	dated 08/11/10 - 01/24/11)
Hughes Communications Inc (a)	843	21	Investment in Joint Trading Account; Morgan	946	946
Hypercom Corp (a)	7,232	31	Stanley Repurchase Agreement; 0.20% dated
Infinera Corp (a)	7,969	72	07/30/10 maturing 08/02/10 (collateralized by
InterDigital Inc (a)	4,607	126	Sovereign Agency Issues; $965,294; 3.00% -
IPG Photonics Corp (a)	92,509	1,490	6.88%; dated 09/15/10 - 07/28/14)
Ixia (a)	103,539	1,137			$ 3,808
LogMeIn Inc (a)	1,535	44	TOTAL REPURCHASE AGREEMENTS		$ 3,808
Loral Space & Communications Inc (a)	1,234	59
Meru Networks Inc (a)	842	10	Total Investments		$ 291,142
Netgear Inc (a)	3,715	89	Other Assets in Excess of Liabilities, Net - 2.93%		$ 8,779
Neutral Tandem Inc (a)	3,131	34	TOTAL NET ASSETS - 100.00%		$ 299,921
Novatel Wireless Inc (a)	496	3
NTELOS Holdings Corp	2,923	55	(a) Non-Income Producing Security
Occam Networks Inc (a)	1,981	13
Oclaro Inc (a)	4,408	54
Oplink Communications Inc (a)	1,288	21
Plantronics Inc	4,967	149	Unrealized Appreciation (Depreciation)
RCN Corp (a)	3,474	52	The net federal income tax unrealized appreciation (depreciation) and federal tax
RF Micro Devices Inc (a)	28,357	118	cost of investments held as of the period end were as follows:
SAVVIS Inc (a)	3,962	70
Shenandoah Telecommunications Co	2,263	44	Unrealized Appreciation		$ 49,495
Sonus Networks Inc (a)	18,030	52	Unrealized Depreciation		(16,554)
Syniverse Holdings Inc (a)	6,709	150	Net Unrealized Appreciation (Depreciation)		$ 32,941
Tekelec (a)	1,387	20	Cost for federal income tax purposes		$ 258,201
TeleNav Inc (a)	1,238	7	All dollar amounts are shown in thousands (000's)
USA Mobility Inc	1,982	29
ViaSat Inc (a)	44,422	1,605
	$ 14,553
Textiles - 0.00%
Culp Inc (a)	1,386	14

Transportation - 1.40%
Dynamex Inc (a)	1,170	16
Forward Air Corp	2,575	75
Genesee & Wyoming Inc (a)	3,468	142
Golar LNG Ltd	347	4
Heartland Express Inc	4,527	72
See accompanying notes			244

Schedule of Investments
SmallCap Growth Fund II
July 31, 2010 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		24.16%
Consumer, Cyclical		18.16%
Technology		17.41%
Industrial		12.97%
Communications		12.30%
Energy		4.91%
Financial		4.60%
Basic Materials		2.52%
Utilities		0.04%
Diversified		0.00%
Other Assets in Excess of Liabilities, Net		2.93%
TOTAL NET ASSETS		100.00%

Futures Contracts

						Unrealized
Type	Long/Short	Contracts		Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2010	Long	196	$ 12,416		$ 12,695	$ 279
						$ 279

All dollar amounts are shown in thousands (000's)

See accompanying notes			245

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2010 (unaudited)

COMMON STOCKS - 97.63%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.21%			Banks (continued)
inVentiv Health Inc (a)	26,804 $	695	Signature Bank/New York NY (a)	32,344 $	1,243
			Simmons First National Corp	12,234	322
Aerospace & Defense - 2.62%			South Financial Group Inc/The (a)	170,399	47
AAR Corp (a)	30,865	519	Sterling Bancorp/NY	21,228	207
Aerovironment Inc (a)	11,815	283	Sterling Bancshares Inc/TX	80,569	418
Cubic Corp	12,264	497	Susquehanna Bancshares Inc	102,536	887
Curtiss-Wright Corp	36,272	1,099	Tompkins Financial Corp	6,145	257
Esterline Technologies Corp (a)	23,745	1,219	Trustco Bank Corp NY	60,799	354
GenCorp Inc (a)	40,253	212	UMB Financial Corp	23,683	891
Kaman Corp	20,504	468	Umpqua Holdings Corp	90,566	1,135
Moog Inc (a)	35,880	1,285	United Bankshares Inc	30,287	773
National Presto Industries Inc	3,799	387	United Community Banks Inc/GA (a)	65,579	203
Orbital Sciences Corp (a)	45,569	667	Whitney Holding Corp/LA	76,293	620
Teledyne Technologies Inc (a)	28,649	1,175	Wilshire Bancorp Inc	15,391	116
Triumph Group Inc	13,006	987	Wintrust Financial Corp	24,578	765
	$ 8,798			$ 21,074
Agriculture - 0.23%			Beverages - 0.29%
Alliance One International Inc (a)	70,459	266	Boston Beer Co Inc (a)	7,867	545
Andersons Inc/The	14,553	500	Peet's Coffee & Tea Inc (a)	10,527	428
	$ 766			$ 973
Airlines - 0.32%			Biotechnology - 0.99%
Allegiant Travel Co	11,972	531	Arqule Inc (a)	22,316	95
Skywest Inc	44,240	551	Cambrex Corp (a)	23,199	82
	$ 1,082		Cubist Pharmaceuticals Inc (a)	46,188	997
Apparel - 2.65%			Emergent Biosolutions Inc (a)	13,257	246
Carter's Inc (a)	46,983	1,139	Enzo Biochem Inc (a)	26,437	122
CROCS Inc (a)	67,854	871	Martek Biosciences Corp (a)	26,344	545
Deckers Outdoor Corp (a)	30,600	1,557	Regeneron Pharmaceuticals Inc (a)	51,180	1,238
Iconix Brand Group Inc (a)	57,091	940		$ 3,325
K-Swiss Inc (a)	21,412	256	Building Materials - 1.46%
Maidenform Brands Inc (a)	17,605	437	AAON Inc	9,885	246
Oxford Industries Inc	10,985	246	Apogee Enterprises Inc	22,118	249
Perry Ellis International Inc (a)	8,121	182	Comfort Systems USA Inc	30,068	343
Quiksilver Inc (a)	101,928	456	Drew Industries Inc (a)	14,954	316
Skechers U.S.A. Inc (a)	26,992	1,001	Eagle Materials Inc	34,705	849
True Religion Apparel Inc (a)	20,096	494	Gibraltar Industries Inc (a)	23,931	258
Volcom Inc (a)	13,109	213	NCI Building Systems Inc (a)	13,298	126
Wolverine World Wide Inc	39,222	1,121	Quanex Building Products Corp	29,941	527
	$ 8,913		Simpson Manufacturing Co Inc	30,469	786
Automobile Parts & Equipment - 0.27%			Texas Industries Inc	21,963	729
ATC Technology Corp/IL (a)	15,887	381	Universal Forest Products Inc	15,313	474
Spartan Motors Inc	25,993	112		$ 4,903
Standard Motor Products Inc	14,936	146	Chemicals - 1.55%
Superior Industries International Inc	18,350	264	A Schulman Inc	24,905	488
	$ 903		American Vanguard Corp	16,430	140
Banks - 6.27%			Arch Chemicals Inc	19,863	681
Bank Mutual Corp	35,969	212	Balchem Corp	22,296	590
Bank of the Ozarks Inc	10,308	386	HB Fuller Co	38,699	791
Boston Private Financial Holdings Inc	58,004	383	OM Group Inc (a)	24,412	659
City Holding Co	12,483	368	Penford Corp (a)	8,987	50
Columbia Banking System Inc	31,081	568	PolyOne Corp (a)	73,356	756
Community Bank System Inc	26,199	648	Quaker Chemical Corp	8,820	311
East West Bancorp Inc	117,012	1,824	Stepan Co	6,095	402
First BanCorp/Puerto Rico (a)	60,017	34	Zep Inc	17,157	327
First Commonwealth Financial Corp	60,687	322		$ 5,195
First Financial Bancorp	39,348	626	Commercial Services - 6.00%
First Financial Bankshares Inc	16,489	808	ABM Industries Inc	37,042	804
First Midwest Bancorp Inc/IL	58,565	737	Administaff Inc	18,000	469
Glacier Bancorp Inc	56,876	909	American Public Education Inc (a)	14,536	649
Hancock Holding Co	22,457	685	AMN Healthcare Services Inc (a)	25,923	156
Hanmi Financial Corp (a)	80,024	113	Arbitron Inc	21,051	608
Home Bancshares Inc/AR	17,009	409	Capella Education Co (a)	11,539	1,072
Independent Bank Corp/Rockland MA	16,751	399	CDI Corp	10,071	169
Nara Bancorp Inc (a)	26,416	189	Chemed Corp	18,060	956
National Penn Bancshares Inc	99,668	664	Coinstar Inc (a)	25,085	1,141
NBT Bancorp Inc	27,254	602	Consolidated Graphics Inc (a)	8,881	382
Old National Bancorp/IN	68,935	725	Corvel Corp (a)	5,641	224
Pinnacle Financial Partners Inc (a)	26,383	266	Cross Country Healthcare Inc (a)	24,525	218
PrivateBancorp Inc	46,330	573	Forrester Research Inc (a)	11,766	380
S&T Bancorp Inc	19,030	386	Geo Group Inc/The (a)	38,910	840

See accompanying notes			246

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Commercial Services (continued)			Diversified Financial Services (continued)
Healthcare Services Group Inc	34,623 $	774	SWS Group Inc	22,522 $	196
Heartland Payment Systems Inc	29,921	472	TradeStation Group Inc (a)	25,847	165
Heidrick & Struggles International Inc	13,815	278	World Acceptance Corp (a)	12,468	517
Hillenbrand Inc	49,248	1,088		$ 5,633
HMS Holdings Corp (a)	21,474	1,209	Electric - 1.67%
Kelly Services Inc (a)	21,028	311	Allete Inc	23,832	859
Kendle International Inc (a)	11,783	145	Avista Corp	43,422	909
Landauer Inc	7,426	466	Central Vermont Public Service Corp	9,474	201
Live Nation Entertainment Inc (a)	113,465	1,047	CH Energy Group Inc	12,506	523
MAXIMUS Inc	13,813	831	El Paso Electric Co (a)	34,611	744
Medifast Inc (a)	10,596	320	NorthWestern Corp	28,613	807
Midas Inc (a)	11,268	99	UIL Holdings Corp	23,713	646
Monro Muffler Brake Inc	15,698	644	Unisource Energy Corp	28,532	921
On Assignment Inc (a)	28,804	139		$ 5,610
Parexel International Corp (a)	46,161	948	Electrical Components & Equipment - 0.82%
Pre-Paid Legal Services Inc (a)	5,304	260	Advanced Energy Industries Inc (a)	26,326	464
Rewards Network Inc	6,973	97	Belden Inc	36,978	883
SFN Group Inc (a)	41,060	308	Encore Wire Corp	15,024	320
StarTek Inc (a)	9,433	44	Littelfuse Inc (a)	17,335	617
TeleTech Holdings Inc (a)	25,289	352	Powell Industries Inc (a)	6,960	229
TrueBlue Inc (a)	34,861	449	Vicor Corp	15,495	244
Universal Technical Institute Inc	16,213	330		$ 2,757
Viad Corp	16,247	323	Electronics - 3.93%
Volt Information Sciences Inc (a)	9,561	85
Wright Express Corp (a)	30,679	1,074	American Science & Engineering Inc	7,116	563
			Analogic Corp	10,195	464
	$ 20,161		Badger Meter Inc	11,850	464
Computers - 1.87%			Bel Fuse Inc	9,205	217
Agilysys Inc (a)	15,892	126	Benchmark Electronics Inc (a)	49,860	833
CACI International Inc (a)	23,914	1,124	Brady Corp	41,525	1,155
Ciber Inc (a)	54,731	182	Checkpoint Systems Inc (a)	31,225	624
Compellent Technologies Inc (a)	18,076	242	Cogent Inc (a)	36,840	331
Hutchinson Technology Inc (a)	18,477	70	CTS Corp	26,875	251
Insight Enterprises Inc (a)	36,560	533	Cymer Inc (a)	23,796	792
Integral Systems Inc/MD (a)	13,846	105	Daktronics Inc	27,280	232
Manhattan Associates Inc (a)	17,958	482	Dionex Corp (a)	13,936	1,052
Mercury Computer Systems Inc (a)	18,725	247	Electro Scientific Industries Inc (a)	21,803	250
MTS Systems Corp	12,927	374	FARO Technologies Inc (a)	12,761	263
NCI Inc (a)	5,494	130	FEI Co (a)	30,049	588
Netscout Systems Inc (a)	27,789	441	II-VI Inc (a)	20,448	701
Radiant Systems Inc (a)	22,297	317	Keithley Instruments Inc	10,725	116
Radisys Corp (a)	19,033	188	LoJack Corp (a)	14,498	51
Stratasys Inc (a)	16,222	368	Methode Electronics Inc	29,447	315
SYKES Enterprises Inc (a)	31,857	505	Newport Corp (a)	29,009	369
Synaptics Inc (a)	26,791	839	OSI Systems Inc (a)	14,431	401
	$ 6,273		Park Electrochemical Corp	16,266	446
Consumer Products - 0.58%			Plexus Corp (a)	31,920	932
Blyth Inc	4,709	186	Rogers Corp (a)	12,480	386
Central Garden and Pet Co - A Shares (a)	50,957	515	Sonic Solutions Inc (a)	24,230	191
Helen of Troy Ltd (a)	24,243	581	Technitrol Inc	32,618	130
Kid Brands Inc (a)	17,039	142	TTM Technologies Inc (a)	34,181	350
Standard Register Co/The	10,052	33	Watts Water Technologies Inc	23,268	749
WD-40 Co	13,117	477		$ 13,216
	$ 1,934		Energy - Alternate Sources - 0.05%
Distribution & Wholesale - 1.52%			Headwaters Inc (a)	47,803	165
Brightpoint Inc (a)	55,715	441
MWI Veterinary Supply Inc (a)	9,710	511	Engineering & Contruction - 0.95%
Pool Corp	39,127	866	Dycom Industries Inc (a)	30,573	277
Scansource Inc (a)	21,235	586	EMCOR Group Inc (a)	52,444	1,364
School Specialty Inc (a)	12,678	243	Exponent Inc (a)	10,961	362
United Stationers Inc (a)	19,141	1,036	Insituform Technologies Inc (a)	31,033	711
Watsco Inc	25,626	1,428	Stanley Inc (a)	12,894	481
	$ 5,111			$ 3,195
Diversified Financial Services - 1.68%			Entertainment - 0.26%
Interactive Brokers Group Inc (a)	32,445	537	Pinnacle Entertainment Inc (a)	47,879	519
Investment Technology Group Inc (a)	34,464	541	Shuffle Master Inc (a)	42,378	373
LaBranche & Co Inc (a)	33,480	127		$ 892
National Financial Partners Corp (a)	33,749	362	Environmental Control - 0.64%
optionsXpress Holdings Inc (a)	33,590	524	Calgon Carbon Corp (a)	44,059	583
Piper Jaffray Cos (a)	13,682	427	Darling International Inc (a)	65,205	532
Portfolio Recovery Associates Inc (a)	13,421	935
Stifel Financial Corp (a)	28,097	1,302
See accompanying notes			247

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Environmental Control (continued)			Healthcare - Services (continued)
Tetra Tech Inc (a)	48,810 $	1,024	Bio-Reference Labs Inc (a)	18,905 $	397
	$ 2,139		Centene Corp (a)	38,804	827
Food - 2.05%			Ensign Group Inc/The	8,687	156
Calavo Growers Inc	9,386	198	Genoptix Inc (a)	13,854	239
Cal-Maine Foods Inc	9,987	316	Gentiva Health Services Inc (a)	23,539	486
Diamond Foods Inc	17,249	768	Healthspring Inc (a)	38,953	732
Great Atlantic & Pacific Tea Co (a)	21,898	76	Healthways Inc (a)	26,975	384
Hain Celestial Group Inc (a)	32,387	682	IPC The Hospitalist Co Inc (a)	10,780	278
J&J Snack Foods Corp	11,215	468	LHC Group Inc (a)	12,184	280
Lance Inc	25,468	538	Magellan Health Services Inc (a)	26,366	1,110
Nash Finch Co	9,940	391	Medcath Corp (a)	14,608	129
Sanderson Farms Inc	15,454	722	Molina Healthcare Inc (a)	10,582	316
Spartan Stores Inc	17,809	256	Odyssey HealthCare Inc (a)	26,545	710
TreeHouse Foods Inc (a)	27,499	1,311	RehabCare Group Inc (a)	19,636	416
United Natural Foods Inc (a)	34,159	1,152	Res-Care Inc (a)	20,233	199
	$ 6,878			$ 9,606
Forest Products & Paper - 0.76%			Home Builders - 0.38%
Buckeye Technologies Inc	31,036	352	M/I Homes Inc (a)	14,650	155
Clearwater Paper Corp (a)	9,078	559	Meritage Homes Corp (a)	25,374	446
Deltic Timber Corp	8,501	389	Skyline Corp	5,375	108
Neenah Paper Inc	11,634	209	Standard Pacific Corp (a)	78,353	313
Schweitzer-Mauduit International Inc	14,522	769	Winnebago Industries Inc (a)	23,006	240
Wausau Paper Corp (a)	38,769	265		$ 1,262
	$ 2,543		Home Furnishings - 0.43%
Gas - 1.96%			Audiovox Corp (a)	14,660	109
Laclede Group Inc/The	17,622	616	DTS Inc/CA (a)	13,753	491
New Jersey Resources Corp	32,661	1,219	Ethan Allen Interiors Inc	20,724	318
Northwest Natural Gas Co	21,009	996	La-Z-Boy Inc (a)	40,768	349
Piedmont Natural Gas Co Inc	56,740	1,511	Universal Electronics Inc (a)	10,800	190
South Jersey Industries Inc	23,626	1,104		$ 1,457
Southwest Gas Corp	35,884	1,154	Housewares - 0.40%
	$ 6,600		Toro Co	25,696	1,338
Hand & Machine Tools - 0.38%
Baldor Electric Co	33,327	1,274	Insurance - 2.55%
			American Physicians Capital Inc	6,478	265
Healthcare - Products - 4.01%			Amerisafe Inc (a)	14,900	268
Abaxis Inc (a)	17,464	350	Delphi Financial Group Inc	37,678	978
Align Technology Inc (a)	51,473	893	eHealth Inc (a)	18,605	207
American Medical Systems Holdings Inc (a)	59,615	1,333	Employers Holdings Inc	33,792	525
Cantel Medical Corp	10,247	163	Horace Mann Educators Corp	31,021	522
Conmed Corp (a)	23,079	444	Infinity Property & Casualty Corp	10,460	502
Cooper Cos Inc/The	36,835	1,431	Navigators Group Inc/The (a)	10,231	436
CryoLife Inc (a)	22,661	121	Presidential Life Corp	16,374	161
Cyberonics Inc (a)	18,897	450	ProAssurance Corp (a)	25,707	1,530
Greatbatch Inc (a)	18,369	415	RLI Corp	13,683	759
Haemonetics Corp (a)	20,190	1,115	Safety Insurance Group Inc	11,999	470
Hanger Orthopedic Group Inc (a)	25,291	434	Selective Insurance Group Inc	42,117	655
ICU Medical Inc (a)	9,173	341	Stewart Information Services Corp	14,503	145
Integra LifeSciences Holdings Corp (a)	16,516	597	Tower Group Inc	35,552	766
Invacare Corp	25,613	610	United Fire & Casualty Co	17,518	376
Kensey Nash Corp (a)	7,695	181		$ 8,565
LCA-Vision Inc (a)	14,761	77	Internet - 1.69%
Meridian Bioscience Inc	32,134	617	Blue Coat Systems Inc (a)	33,712	738
Merit Medical Systems Inc (a)	22,293	377	Blue Nile Inc (a)	11,472	584
Micrus Endovascular Corp (a)	11,095	258	comScore Inc (a)	19,618	389
Natus Medical Inc (a)	22,526	331	DealerTrack Holdings Inc (a)	31,876	498
Osteotech Inc (a)	14,313	54	eResearchTechnology Inc (a)	33,579	272
Palomar Medical Technologies Inc (a)	14,648	163	Infospace Inc (a)	28,345	222
PSS World Medical Inc (a)	45,214	851	j2 Global Communications Inc (a)	35,730	841
SurModics Inc (a)	13,770	181	Knot Inc/The (a)	23,766	196
Symmetry Medical Inc (a)	28,436	277	NutriSystem Inc	24,817	485
West Pharmaceutical Services Inc	26,304	956	PC-Tel Inc (a)	15,090	95
Zoll Medical Corp (a)	16,953	449	Perficient Inc (a)	24,258	210
	$ 13,469		Stamps.com Inc (a)	8,362	91
Healthcare - Services - 2.86%			United Online Inc	68,914	436
Air Methods Corp (a)	8,675	276	Websense Inc (a)	34,168	634
Almost Family Inc (a)	6,386	168		$ 5,691
Amedisys Inc (a)	22,588	593	Leisure Products & Services - 1.12%
AMERIGROUP Corp (a)	40,893	1,462	Arctic Cat Inc (a)	9,659	96
Amsurg Corp (a)	24,456	448	Brunswick Corp/DE	70,017	1,185

See accompanying notes			248

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Leisure Products & Services (continued)			Oil & Gas (continued)
Callaway Golf Co	50,927 $	344	Petroleum Development Corp (a)	15,230 $	444
Interval Leisure Group Inc (a)	31,489	438	Petroquest Energy Inc (a)	41,959	279
Multimedia Games Inc (a)	21,694	91	Pioneer Drilling Co (a)	42,795	283
Nautilus Inc (a)	16,291	32	Seahawk Drilling Inc (a)	9,347	93
Polaris Industries Inc	26,193	1,564	SM Energy Co	49,738	2,060
	$ 3,750		Stone Energy Corp (a)	33,346	392
Lodging - 0.09%			Swift Energy Co (a)	29,912	776
Marcus Corp	16,535	202		$ 5,932
Monarch Casino & Resort Inc (a)	8,927	95	Oil & Gas Services - 2.67%
	$ 297		Basic Energy Services Inc (a)	18,281	171
Machinery - Construction & Mining - 0.15%			CARBO Ceramics Inc	15,180	1,217
Astec Industries Inc (a)	15,730	493	Dril-Quip Inc (a)	23,931	1,251
			Gulf Island Fabrication Inc	11,322	203
Machinery - Diversified - 1.34%			Hornbeck Offshore Services Inc (a)	18,365	309
Albany International Corp	21,837	401	ION Geophysical Corp (a)	99,963	439
Applied Industrial Technologies Inc	29,467	825	Lufkin Industries Inc	23,671	973
Briggs & Stratton Corp	39,592	751	Matrix Service Co (a)	20,812	202
Cascade Corp	7,260	277	Oil States International Inc (a)	39,631	1,821
Cognex Corp	31,376	585	SEACOR Holdings Inc (a)	17,838	1,477
Gerber Scientific Inc (a)	19,897	114	Superior Well Services Inc (a)	14,631	272
Intermec Inc (a)	39,087	410	Tetra Technologies Inc (a)	59,853	624
Intevac Inc (a)	17,618	194		$ 8,959
Lindsay Corp	9,875	344	Pharmaceuticals - 1.86%
Robbins & Myers Inc	26,049	618	Catalyst Health Solutions Inc (a)	30,771	1,064
	$ 4,519		Hi-Tech Pharmacal Co Inc (a)	7,632	134
Media - 0.36%			Mannatech Inc (a)	12,361	34
DG FastChannel Inc (a)	19,542	745	Neogen Corp (a)	17,840	533
Dolan Co/The (a)	23,971	280	Par Pharmaceutical Cos Inc (a)	27,730	732
EW Scripps Co (a)	23,862	188	PharMerica Corp (a)	24,237	316
	$ 1,213		Salix Pharmaceuticals Ltd (a)	45,034	1,910
Metal Fabrication & Hardware - 0.97%			Savient Pharmaceuticals Inc (a)	53,391	731
AM Castle & Co (a)	13,243	196	Viropharma Inc (a)	61,547	811
CIRCOR International Inc	13,498	422		$ 6,265
Kaydon Corp	26,452	1,005	Publicly Traded Investment Fund - 0.80%
Lawson Products Inc/DE	3,168	56	iShares S&P SmallCap 600 Index Fund	46,805	2,697
Mueller Industries Inc	29,807	737
Olympic Steel Inc	7,144	182	Real Estate - 0.14%
RTI International Metals Inc (a)	23,787	675	Forestar Group Inc (a)	28,801	464
	$ 3,273
Mining - 0.43%			REITS - 7.26%
AMCOL International Corp	19,831	594	Acadia Realty Trust	31,731	588
Brush Engineered Materials Inc (a)	16,038	383	BioMed Realty Trust Inc	89,793	1,620
Century Aluminum Co (a)	45,436	474	Cedar Shopping Centers Inc	43,532	270
	$ 1,451		Colonial Properties Trust	55,428	894
Miscellaneous Manufacturing - 2.61%			DiamondRock Hospitality Co	122,037	1,133
Actuant Corp	53,720	1,108	EastGroup Properties Inc	21,307	773
AO Smith Corp	18,120	991	Entertainment Properties Trust	36,765	1,535
AZZ Inc	9,825	428	Extra Space Storage Inc	68,969	1,070
Barnes Group Inc	34,380	632	Franklin Street Properties Corp	53,567	654
Ceradyne Inc (a)	20,116	468	Healthcare Realty Trust Inc	49,268	1,156
CLARCOR Inc	39,888	1,497	Home Properties Inc	28,738	1,427
EnPro Industries Inc (a)	16,261	487	Inland Real Estate Corp	56,786	471
ESCO Technologies Inc	20,916	623	Kilroy Realty Corp	41,358	1,389
Federal Signal Corp	49,014	292	Kite Realty Group Trust	49,991	232
Griffon Corp (a)	34,898	473	LaSalle Hotel Properties	55,208	1,310
John Bean Technologies Corp	22,267	350	Lexington Realty Trust	88,859	571
LSB Industries Inc (a)	13,769	199	LTC Properties Inc	18,819	464
Lydall Inc (a)	13,490	96	Medical Properties Trust Inc	87,960	874
Movado Group Inc (a)	14,250	162	Mid-America Apartment Communities Inc	23,812	1,345
Myers Industries Inc	22,339	177	National Retail Properties Inc	65,890	1,523
Standex International Corp	9,868	296	Parkway Properties Inc/MD	17,059	285
Sturm Ruger & Co Inc	15,116	212	Pennsylvania Real Estate Investment Trust	38,928	478
Tredegar Corp	16,527	285	Post Properties Inc	38,442	980
	$ 8,776		PS Business Parks Inc	14,335	832
Office Furnishings - 0.16%			Sovran Self Storage Inc	21,813	803
Interface Inc	44,665	555	Tanger Factory Outlet Centers	32,008	1,431
			Urstadt Biddle Properties Inc	17,123	305
Oil & Gas - 1.76%				$ 24,413
Holly Corp	34,499	922	Retail - 8.16%
Penn Virginia Corp	35,949	683	Big 5 Sporting Goods Corp	17,223	237
			Biglari Holdings Inc (a)	964	280
See accompanying notes			249

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Retail (continued)			Semiconductors (continued)
BJ's Restaurants Inc (a)	16,879 $	430	Microsemi Corp (a)	65,652 $	1,048
Brown Shoe Co Inc	34,327	502	MKS Instruments Inc (a)	39,622	850
Buckle Inc/The	20,296	559	Pericom Semiconductor Corp (a)	20,050	183
Buffalo Wild Wings Inc (a)	14,359	612	Rudolph Technologies Inc (a)	24,666	213
Cabela's Inc (a)	32,121	501	Sigma Designs Inc (a)	21,324	218
California Pizza Kitchen Inc (a)	19,424	348	Standard Microsystems Corp (a)	17,729	390
Casey's General Stores Inc	40,269	1,540	Supertex Inc (a)	10,231	265
Cash America International Inc	23,365	783	Tessera Technologies Inc (a)	39,711	674
Cato Corp/The	23,402	545	TriQuint Semiconductor Inc (a)	122,750	851
CEC Entertainment Inc (a)	17,378	604	Ultratech Inc (a)	18,934	342
Childrens Place Retail Stores Inc/The (a)	21,932	918	Varian Semiconductor Equipment Associates Inc	58,994	1,667
Christopher & Banks Corp	28,315	209	(a)
Cracker Barrel Old Country Store Inc	18,634	913	Veeco Instruments Inc (a)	32,065	1,389
DineEquity Inc (a)	12,189	444		$ 13,984
Ezcorp Inc (a)	38,883	774	Software - 4.06%
Finish Line Inc/The	42,994	615	Avid Technology Inc (a)	22,862	296
First Cash Financial Services Inc (a)	21,205	508	Blackbaud Inc	35,441	840
Fred's Inc	31,087	337	Bowne & Co Inc	31,717	359
Genesco Inc (a)	19,008	519	CommVault Systems Inc (a)	34,141	632
Group 1 Automotive Inc (a)	19,406	538	Computer Programs & Systems Inc	7,724	347
Gymboree Corp (a)	23,380	1,012	Concur Technologies Inc (a)	34,319	1,588
Haverty Furniture Cos Inc	14,878	180	CSG Systems International Inc (a)	26,933	508
Hibbett Sports Inc (a)	22,827	604	Digi International Inc (a)	19,715	164
HOT Topic Inc	35,200	186	Ebix Inc (a)	24,665	410
HSN Inc (a)	31,756	934	Eclipsys Corp (a)	45,438	896
Jack in the Box Inc (a)	43,529	898	Epicor Software Corp (a)	37,444	290
Jo-Ann Stores Inc (a)	21,600	905	EPIQ Systems Inc	26,070	339
JOS A Bank Clothiers Inc (a)	14,514	852	Interactive Intelligence Inc (a)	10,210	165
Landry's Restaurants Inc (a)	6,421	157	JDA Software Group Inc (a)	29,008	682
Lithia Motors Inc	16,847	148	MicroStrategy Inc (a)	7,175	595
Liz Claiborne Inc (a)	74,740	354	Omnicell Inc (a)	25,703	317
Lumber Liquidators Holdings Inc (a)	12,327	306	Phase Forward Inc (a)	34,598	581
MarineMax Inc (a)	17,447	133	Phoenix Technologies Ltd (a)	27,737	86
Men's Wearhouse Inc	41,439	806	Progress Software Corp (a)	33,354	997
O'Charleys Inc (a)	14,883	104	Quality Systems Inc	15,077	828
OfficeMax Inc (a)	67,083	959	Smith Micro Software Inc (a)	24,129	237
Papa John's International Inc (a)	16,687	423	SYNNEX Corp (a)	16,735	442
PEP Boys-Manny Moe & Jack	36,934	355	Take-Two Interactive Software Inc (a)	66,871	685
PetMed Express Inc	18,206	290	Taleo Corp (a)	30,671	755
PF Chang's China Bistro Inc	18,315	758	THQ Inc (a)	53,581	244
Red Robin Gourmet Burgers Inc (a)	12,340	263	Tyler Technologies Inc (a)	21,874	359
Ruby Tuesday Inc (a)	51,008	521		$ 13,642
Ruth's Hospitality Group Inc (a)	22,532	91	Storage & Warehousing - 0.15%
Sonic Automotive Inc (a)	31,619	313	Mobile Mini Inc (a)	28,770	493
Sonic Corp (a)	48,376	426
Stage Stores Inc	30,349	334	Telecommunications - 2.63%
Stein Mart Inc (a)	20,938	162	ADPT Corp (a)	95,222	290
Texas Roadhouse Inc (a)	41,231	556	Anixter International Inc (a)	22,373	1,081
Tuesday Morning Corp (a)	24,791	108	Applied Signal Technology Inc	10,558	219
World Fuel Services Corp	46,982	1,224	Arris Group Inc (a)	100,296	935
Zale Corp (a)	18,791	33	Black Box Corp	13,879	423
Zumiez Inc (a)	16,685	305	Cbeyond Inc (a)	21,492	327
	$ 27,416		Comtech Telecommunications Corp (a)	22,390	483
Savings & Loans - 0.21%			EMS Technologies Inc (a)	12,106	201
Brookline Bancorp Inc	46,693	452	General Communication Inc (a)	35,299	299
Dime Community Bancshares	20,216	265	Harmonic Inc (a)	76,654	534
	$ 717		Netgear Inc (a)	27,843	668
Semiconductors - 4.16%			Network Equipment Technologies Inc (a)	23,765	74
Actel Corp (a)	20,756	304	Neutral Tandem Inc (a)	26,130	280
ATMI Inc (a)	24,905	370	Novatel Wireless Inc (a)	24,721	166
Brooks Automation Inc (a)	51,403	392	NTELOS Holdings Corp	23,683	443
Cabot Microelectronics Corp (a)	18,692	611	Symmetricom Inc (a)	34,696	185
Cohu Inc	18,634	292	Tekelec (a)	54,033	764
Cypress Semiconductor Corp (a)	129,664	1,375	Tollgrade Communications Inc (a)	10,010	67
Diodes Inc (a)	27,750	491	USA Mobility Inc	17,509	260
DSP Group Inc (a)	18,307	128	ViaSat Inc (a)	31,549	1,140
Exar Corp (a)	34,655	242		$ 8,839
Hittite Microwave Corp (a)	17,102	786	Textiles - 0.25%
Kopin Corp (a)	52,676	199	G&K Services Inc	14,685	342
Kulicke & Soffa Industries Inc (a)	55,459	373	Unifirst Corp/MA	11,367	499
Micrel Inc	34,091	331		$ 841
See accompanying notes			250

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2010 (unaudited)

						Portfolio Summary (unaudited)
COMMON STOCKS (continued)	Shares Held Value (000's)				Sector	Percent
					Financial	20.41%
Toys, Jakks Pacific Games Inc & Hobbies (a) - 0.19%	22,067 $	348			Consumer, Non-cyclical	18.87%
RC2 Corp (a)	17,013	282			Industrial	17.52%
					Consumer, Cyclical	16.35%
		$ 630			Technology	10.09%
Transportation - 1.65%					Communications	4.89%
Arkansas Best Corp	20,014	452			Energy	4.48%
Bristow Group Inc (a)	28,425	950			Utilities	3.78%
					Basic Materials	2.74%
Forward Air Corp	22,919	666			Exchange Traded Funds	0.80%
Heartland Express Inc	41,601	666			Other Assets in Excess of Liabilities, Net	0.07%
HUB Group Inc (a)	30,052	966			TOTAL NET ASSETS	100.00%

Knight Transportation Inc	46,223	967
Old Dominion Freight Line Inc (a)	22,116	872
		$ 5,539
Water - 0.15%
American States Water Co	14,686	518

TOTAL COMMON STOCKS		$ 328,072
	Maturity
	Amount
REPURCHASE AGREEMENTS - 2.30%	(000's)	Value (000's)
Banks - 2.30%
Investment in Joint Trading Account; Bank of	$ 2,015	$ 2,015
America Repurchase Agreement; 0.19%
dated 07/30/10 maturing 08/02/10
(collateralized by US Treasury Notes;
$2,055,555; 1.38% - 3.63%; dated 05/15/12 -
08/15/19)
Investment in Joint Trading Account; Credit Suisse	1,779	1,779
Repurchase Agreement; 0.20% dated
07/30/10 maturing 08/02/10 (collateralized by
US Treasury Note; $1,814,163; 2.00%; dated
11/30/13)
Investment in Joint Trading Account; Deutsche	2,015	2,015
Bank Repurchase Agreement; 0.19% dated
07/30/10 maturing 08/02/10 (collateralized by
Sovereign Agency Issues; $2,055,555; 0.00%;
dated 08/11/10 - 01/24/11)
Investment in Joint Trading Account; Morgan	1,921	1,921
Stanley Repurchase Agreement; 0.20% dated
07/30/10 maturing 08/02/10 (collateralized by
Sovereign Agency Issues; $1,959,296; 3.00%
- 6.88%; dated 09/15/10 - 07/28/14)
		$ 7,730
TOTAL REPURCHASE AGREEMENTS		$ 7,730
Total Investments		$ 335,802
Other Assets in Excess of Liabilities, Net - 0.07%		$ 241
TOTAL NET ASSETS - 100.00%		$ 336,043

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 45,594
Unrealized Depreciation		(64,027)
Net Unrealized Appreciation (Depreciation)		$ (18,433)
Cost for federal income tax purposes		$ 354,235
All dollar amounts are shown in thousands (000's)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts		Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2010	Long	117		$ 7,383	$ 7,578	$ 195
						$ 195

All dollar amounts are shown in thousands (000's)
See accompanying notes			251

Schedule of Investments
SmallCap Value Fund
July 31, 2010 (unaudited)

COMMON STOCKS - 97.20%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 2.55%			Consumer Products - 1.60%
Esterline Technologies Corp (a)	45,390 $	2,330	Central Garden and Pet Co - A Shares (a)	171,760 $	1,737
Moog Inc (a)	35,410	1,268	Ennis Inc	105,550	1,786
Teledyne Technologies Inc (a)	40,940	1,680	Helen of Troy Ltd (a)	51,890	1,243
Triumph Group Inc	30,640	2,325		$ 4,766
	$ 7,603		Distribution & Wholesale - 0.57%
Airlines - 0.47%			Beacon Roofing Supply Inc (a)	99,270	1,694
Alaska Air Group Inc (a)	27,440	1,416
			Diversified Financial Services - 1.27%
Apparel - 1.30%			E*Trade Financial Corp (a)	93,325	1,365
Jones Apparel Group Inc	114,300	1,994	Evercore Partners Inc - Class A	50,290	1,181
Perry Ellis International Inc (a)	83,890	1,878	National Financial Partners Corp (a)	117,080	1,256
	$ 3,872			$ 3,802
Automobile Parts & Equipment - 1.36%			Electric - 3.22%
Dana Holding Corp (a)	128,260	1,524	Avista Corp	88,880	1,859
Tenneco Inc (a)	92,210	2,545	Central Vermont Public Service Corp	77,320	1,642
	$ 4,069		IDACORP Inc	34,620	1,219
Banks - 11.87%			NorthWestern Corp	57,470	1,621
Bancfirst Corp	46,490	1,914	UIL Holdings Corp	55,810	1,521
Columbia Banking System Inc	52,230	955	Unisource Energy Corp	54,300	1,753
Community Bank System Inc	98,730	2,444		$ 9,615
Community Trust Bancorp Inc	84,881	2,332	Electrical Components & Equipment - 1.09%
CVB Financial Corp	138,570	1,411	EnerSys (a)	83,050	2,011
East West Bancorp Inc	104,390	1,627	Fushi Copperweld Inc (a)	145,479	1,231
Financial Institutions Inc	69,900	1,326		$ 3,242
Great Southern Bancorp Inc	78,635	1,724	Electronics - 4.41%
Iberiabank Corp	27,190	1,413	Brady Corp	55,200	1,535
Independent Bank Corp/Rockland MA	84,861	2,021	Checkpoint Systems Inc (a)	89,950	1,796
Old National Bancorp/IN	134,180	1,412	CTS Corp	150,700	1,409
Prosperity Bancshares Inc	68,290	2,314	Cymer Inc (a)	50,810	1,691
Republic Bancorp Inc/KY	71,300	1,767	Methode Electronics Inc	136,230	1,455
Signature Bank/New York NY (a)	36,170	1,390	OSI Systems Inc (a)	63,220	1,757
Southside Bancshares Inc	79,855	1,514	Plexus Corp (a)	48,720	1,423
Southwest Bancorp Inc/Stillwater OK	160,200	2,331	Watts Water Technologies Inc	65,480	2,108
Texas Capital Bancshares Inc (a)	48,250	805		$ 13,174
Trustmark Corp	111,550	2,454	Engineering & Contruction - 1.56%
Virginia Commerce Bancorp Inc (a)	97,254	623	EMCOR Group Inc (a)	55,850	1,453
Webster Financial Corp	110,530	2,060	Insituform Technologies Inc (a)	75,420	1,727
Wilshire Bancorp Inc	209,410	1,577	MasTec Inc (a)	138,410	1,470
	$ 35,414			$ 4,650
Biotechnology - 0.91%			Food - 1.31%
Exelixis Inc (a)	245,540	766	Fresh Del Monte Produce Inc (a)	81,747	1,704
Incyte Corp (a)	148,830	1,938	Seneca Foods Corp (a)	34,380	1,051
	$ 2,704		TreeHouse Foods Inc (a)	24,560	1,171
Building Materials - 0.32%				$ 3,926
Universal Forest Products Inc	30,540	946	Forest Products & Paper - 0.93%
			Domtar Corp	22,640	1,324
Chemicals - 2.92%			PH Glatfelter Co	127,260	1,455
Arch Chemicals Inc	39,319	1,348		$ 2,779
HB Fuller Co	83,230	1,701	Gas - 2.28%
Innophos Holdings Inc	71,390	2,092	Nicor Inc	28,560	1,251
Olin Corp	83,980	1,705	Northwest Natural Gas Co	37,700	1,787
Sensient Technologies Corp	63,230	1,863	Southwest Gas Corp	65,310	2,101
	$ 8,709		WGL Holdings Inc	46,500	1,678
Coal - 0.41%				$ 6,817
Cloud Peak Energy Inc (a)	79,170	1,215
			Hand & Machine Tools - 0.55%
			Regal-Beloit Corp	26,780	1,629
Commercial Services - 3.55%
ABM Industries Inc	80,010	1,736	Healthcare - Products - 1.39%
Global Cash Access Holdings Inc (a)	204,100	839
(a)			Cooper Cos Inc/The	46,290	1,799
Grand Canyon Education Inc	51,040	1,239	Integra LifeSciences Holdings Corp (a)	28,620	1,034
On Assignment Inc (a)	231,510	1,118	Orthofix International NV (a)	43,330	1,312
Parexel International Corp (a)	62,060	1,274
				$ 4,145
Rent-A-Center Inc/TX	86,360	1,899	Healthcare - Services - 1.71%
SFN Group Inc (a)	101,350	759
			AMERIGROUP Corp (a)	40,700	1,455
Steiner Leisure Ltd (a)	40,460	1,720
			Magellan Health Services Inc (a)	49,460	2,082
	$ 10,584		RehabCare Group Inc (a)	73,600	1,560
Computers - 0.55%				$ 5,097
CACI International Inc (a)	34,730	1,633
			Insurance - 4.74%
			Alterra Capital Holdings Ltd	77,100	1,492
			American Physicians Capital Inc	53,696	2,199
See accompanying notes			252

Schedule of Investments
SmallCap Value Fund
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Insurance (continued)			REITS (continued)
Delphi Financial Group Inc	97,610 $	2,533	Kilroy Realty Corp	42,290 $	1,420
Flagstone Reinsurance Holdings SA	167,210	1,846	LTC Properties Inc	61,050	1,505
Horace Mann Educators Corp	107,600	1,810	MFA Financial Inc	171,130	1,256
Platinum Underwriters Holdings Ltd	56,920	2,224	Mid-America Apartment Communities Inc	30,220	1,707
Selective Insurance Group Inc	131,910	2,052	PS Business Parks Inc	43,320	2,516
	$ 14,156		Saul Centers Inc	73,190	3,096
Internet - 0.53%			Starwood Property Trust Inc	82,770	1,470
TIBCO Software Inc (a)	117,500	1,593	Urstadt Biddle Properties Inc	124,219	2,215
			Washington Real Estate Investment Trust	54,110	1,642
Investment Companies - 1.00%				$ 38,624
Apollo Investment Corp	84,860	857	Retail - 6.39%
MCG Capital Corp	174,508	1,010	AnnTaylor Stores Corp (a)	76,720	1,346
PennantPark Investment Corp	105,856	1,113	Cash America International Inc	36,230	1,214
	$ 2,980		Christopher & Banks Corp	145,783	1,077
Iron & Steel - 1.00%			Dillard's Inc	53,620	1,241
Schnitzer Steel Industries Inc	30,260	1,386	Domino's Pizza Inc (a)	109,870	1,405
Universal Stainless & Alloy (a)	70,547	1,610	Dress Barn Inc (a)	56,820	1,403
	$ 2,996		Finish Line Inc/The	127,300	1,822
Leisure Products & Services - 0.39%			Jo-Ann Stores Inc (a)	43,570	1,825
Life Time Fitness Inc (a)	31,960	1,162	McCormick & Schmick's Seafood Restaurants Inc	165,710	1,311
			(a)

Machinery - Diversified - 0.89%			Pier 1 Imports Inc (a)	183,480	1,283
Alamo Group Inc	60,691	1,422	Ruby Tuesday Inc (a)	132,570	1,355
Briggs & Stratton Corp	64,960	1,232	Sally Beauty Holdings Inc (a)	146,980	1,390
	$ 2,654		Tuesday Morning Corp (a)	215,860	941
Metal Fabrication & Hardware - 1.24%			World Fuel Services Corp	55,280	1,440
CIRCOR International Inc	55,690	1,742		$ 19,053
LB Foster Co (a)	63,690	1,948	Savings & Loans - 2.14%
	$ 3,690		Flushing Financial Corp	128,321	1,600
			Investors Bancorp Inc (a)	129,620	1,702
Mining - 1.27%
Century Aluminum Co (a)	62,520	652	OceanFirst Financial Corp	130,830	1,656
Hecla Mining Co (a)	251,090	1,240	Provident Financial Services Inc	111,510	1,429
Kaiser Aluminum Corp	45,990	1,886		$ 6,387
Semiconductors - 2.05%
	$ 3,778		Cabot Microelectronics Corp (a)	45,550	1,489
Miscellaneous Manufacturing - 1.20%
AO Smith Corp	41,130	2,249	Cohu Inc	46,442	728
			Kulicke & Soffa Industries Inc (a)	165,210	1,110
Koppers Holdings Inc	53,950	1,340
	$ 3,589		Micrel Inc	25,371	247
			MKS Instruments Inc (a)	55,900	1,200
Oil & Gas - 2.67%			TriQuint Semiconductor Inc (a)	195,100	1,352
Berry Petroleum Co	62,730	1,871
Penn Virginia Corp	75,470	1,434		$ 6,126
Petroquest Energy Inc (a)	167,390	1,111	Software - 1.96%
Rosetta Resources Inc (a)	79,190	1,748	Actuate Corp (a)	270,250	1,286
Swift Energy Co (a)	69,260	1,796	Acxiom Corp (a)	92,520	1,419
			Quest Software Inc (a)	68,580	1,383
	$ 7,960		SYNNEX Corp (a)	67,260	1,775
Oil & Gas Services - 1.19%
Complete Production Services Inc (a)	76,590	1,474		$ 5,863
Oil States International Inc (a)	45,180	2,076	Telecommunications - 2.82%
			Anaren Inc (a)	91,500	1,448
	$ 3,550		Arris Group Inc (a)	132,520	1,235
Packaging & Containers - 0.58%
Rock-Tenn Co	32,350	1,722	Consolidated Communications Holdings Inc	106,250	1,855
			Plantronics Inc	52,250	1,566
			Symmetricom Inc (a)	170,687	910
Pharmaceuticals - 0.85%			Tekelec (a)	98,550	1,393
BioScrip Inc (a)	207,450	882
Par Pharmaceutical Cos Inc (a)	62,440	1,648		$ 8,407
	$ 2,530		Toys, Games & Hobbies - 0.13%
			Jakks Pacific Inc (a)	24,161	381
Publicly Traded Investment Fund - 0.76%
iShares Russell 2000 Value Index Fund	37,130	2,256
			Transportation - 2.35%
			Atlas Air Worldwide Holdings Inc (a)	41,800	2,445
REITS - 12.95%			Bristow Group Inc (a)	49,070	1,640
Agree Realty Corp	59,200	1,367
American Campus Communities Inc	65,020	1,882	Marten Transport Ltd	76,080	1,729
Ashford Hospitality Trust Inc (a)	227,580	2,000	Teekay Corp	43,020	1,188
BioMed Realty Trust Inc	180,840	3,262		$ 7,002
CBL & Associates Properties Inc	171,470	2,413	TOTAL COMMON STOCKS	$ 289,960
Corporate Office Properties Trust SBI MD	30,480	1,143
DuPont Fabros Technology Inc	109,240	2,757
Entertainment Properties Trust	65,213	2,722
Highwoods Properties Inc	58,050	1,818
Home Properties Inc	48,980	2,433
See accompanying notes			253

		Schedule of Investments
		SmallCap Value Fund
		July 31, 2010 (unaudited)

	Maturity
	Amount
REPURCHASE AGREEMENTS - 2.25%	(000's)	Value (000's)
Banks - 2.25%
Investment in Joint Trading Account; Bank of	$ 1,750	$ 1,750
America Repurchase Agreement; 0.19%
dated 07/30/10 maturing 08/02/10
(collateralized by US Treasury Notes;
$1,784,864; 1.38% - 3.63%; dated 05/15/12 -
08/15/19)
Investment in Joint Trading Account; Credit Suisse	1,544	1,544
Repurchase Agreement; 0.20% dated
07/30/10 maturing 08/02/10 (collateralized by
US Treasury Note; $1,575,260; 2.00%; dated
11/30/13)
Investment in Joint Trading Account; Deutsche	1,750	1,750
Bank Repurchase Agreement; 0.19% dated
07/30/10 maturing 08/02/10 (collateralized by
Sovereign Agency Issues; $1,784,864; 0.00%;
dated 08/11/10 - 01/24/11)
Investment in Joint Trading Account; Morgan	1,668	1,668
Stanley Repurchase Agreement; 0.20% dated
07/30/10 maturing 08/02/10 (collateralized by
Sovereign Agency Issues; $1,701,281; 3.00%
- 6.88%; dated 09/15/10 - 07/28/14)
		$ 6,712
TOTAL REPURCHASE AGREEMENTS		$ 6,712
Total Investments		$ 296,672
Other Assets in Excess of Liabilities, Net - 0.55%		$ 1,654
TOTAL NET ASSETS - 100.00%		$ 298,326

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 38,531
Unrealized Depreciation		(14,283)
Net Unrealized Appreciation (Depreciation)		$ 24,248
Cost for federal income tax purposes		$ 272,424
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Financial		36.22%
Industrial		16.73%
Consumer, Non-cyclical		11.33%
Consumer, Cyclical		10.61%
Basic Materials		6.12%
Utilities		5.50%
Technology		4.56%
Energy		4.27%
Communications		3.35%
Exchange Traded Funds		0.76%
Other Assets in Excess of Liabilities, Net		0.55%
TOTAL NET ASSETS		100.00%

See accompanying notes		254

Schedule of Investments
SmallCap Value Fund I
July 31, 2010 (unaudited)

COMMON STOCKS - 96.93%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.01%			Automobile Parts & Equipment (continued)
Marchex Inc	2,543 $	12	Titan International Inc	3,114 $	34
				$ 703
Aerospace & Defense - 1.86%			Banks - 11.02%
AAR Corp (a)	16,778	282	1st Source Corp	3,708	68
Argon ST Inc (a)	1,243	43	1st United Bancorp Inc/Boca Raton (a)	10,881	81
Astronics Corp (a)	237	4	Alliance Financial Corp/NY	1,316	39
Cubic Corp	945	38	American National Bankshares Inc	956	21
Curtiss-Wright Corp	8,753	265	Ameris Bancorp (a)	3,099	31
Ducommun Inc	9,512	199	Ames National Corp	1,343	26
Esterline Technologies Corp (a)	6,741	346	Arrow Financial Corp	1,442	36
GenCorp Inc (a)	8,954	47	Bancfirst Corp	1,744	72
Kaman Corp	2,017	46	Banco Latinoamericano de Comercio Exterior SA	7,170	89
Kratos Defense & Security Solutions Inc (a)	2,586	28	Bancorp Inc/DE (a)	3,596	27
LMI Aerospace Inc (a)	4,242	73	Bancorp Rhode Island Inc	568	17
Moog Inc (a)	5,961	214	Bank Mutual Corp	7,567	44
Orbital Sciences Corp (a)	3,133	46	Bank of Marin Bancorp	845	30
Teledyne Technologies Inc (a)	2,785	114	Bank of the Ozarks Inc	3,019	113
Triumph Group Inc	9,577	727	Boston Private Financial Holdings Inc	47,450	315
	$ 2,472		Bridge Bancorp Inc	696	18
Agriculture - 0.48%			Bryn Mawr Bank Corp	1,392	26
Alliance One International Inc (a)	9,501	36	Camden National Corp	1,186	37
Andersons Inc/The	13,929	478	Cardinal Financial Corp	4,676	48
Universal Corp/VA	2,586	115	Cathay General Bancorp	16,106	190
	$ 629		Center Financial Corp (a)	5,820	30
Airlines - 1.54%			Central Pacific Financial Corp (a)	6,000	10
AirTran Holdings Inc (a)	18,938	92	Century Bancorp Inc/MA	553	12
Alaska Air Group Inc (a)	13,481	696	Chemical Financial Corp	5,628	126
Allegiant Travel Co	1,200	53	Citizens Republic Bancorp Inc (a)	468,924	424
Hawaiian Holdings Inc (a)	17,378	104	City Holding Co	13,568	400
JetBlue Airways Corp (a)	44,904	288	CNB Financial Corp/PA	1,442	17
Pinnacle Airlines Corp (a)	3,034	17	Columbia Banking System Inc	9,754	178
Republic Airways Holdings Inc (a)	27,494	172	Community Bank System Inc	11,466	284
Skywest Inc	18,852	235	Community Trust Bancorp Inc	8,898	245
UAL Corp (a)	1,900	45	CVB Financial Corp	57,784	588
US Airways Group Inc (a)	31,352	340	Eagle Bancorp Inc (a)	2,367	27
	$ 2,042		East West Bancorp Inc	15,778	246
Apparel - 1.59%			Encore Bancshares Inc (a)	1,132	11
American Apparel Inc (a)	4,676	8	Enterprise Bancorp Inc/MA	854	10
Carter's Inc (a)	3,385	82	Financial Institutions Inc	4,564	86
Columbia Sportswear Co	1,186	58	First Bancorp Inc/ME	1,360	19
Delta Apparel Inc (a)	895	13	First BanCorp/Puerto Rico (a)	4,487	3
Iconix Brand Group Inc (a)	18,210	299	First Bancorp/Troy NC	4,760	79
Jones Apparel Group Inc	26,553	463	First Busey Corp	10,000	46
Maidenform Brands Inc (a)	5,968	148	First Commonwealth Financial Corp	44,936	238
Oxford Industries Inc	10,404	233	First Community Bancshares Inc/VA	9,336	138
Perry Ellis International Inc (a)	19,170	430	First Financial Bancorp	34,894	555
Quiksilver Inc (a)	12,909	58	First Financial Bankshares Inc	3,423	168
Timberland Co/The (a)	8,590	151	First Financial Corp/IN	1,186	34
Unifi Inc (a)	6,715	26	First Interstate Bancsystem Inc	5,768	77
Warnaco Group Inc/The (a)	2,790	117	First Merchants Corp	5,983	52
Weyco Group Inc	596	15	First Midwest Bancorp Inc/IL	6,865	86
	$ 2,101		First of Long Island Corp/The	945	24
Automobile Manufacturers - 0.16%			First South Bancorp Inc/Washington NC	2,371	28
Force Protection Inc (a)	26,711	119	FirstMerit Corp	19,186	378
Tesla Motors Inc (a)	2,200	44	FNB Corp/PA	52,084	446
Wabash National Corp (a)	5,471	46	Fulton Financial Corp	11,600	106
	$ 209		German American Bancorp Inc	1,707	29
Automobile Parts & Equipment - 0.53%			Glacier Bancorp Inc	7,710	123
Amerigon Inc (a)	8,700	86	Great Southern Bancorp Inc	1,641	36
ATC Technology Corp/IL (a)	10,754	258	Hancock Holding Co	3,133	96
Commercial Vehicle Group Inc (a)	4,086	46	Heartland Financial USA Inc	3,379	60
Cooper Tire & Rubber Co	1,200	26	Home Bancshares Inc/AR	2,338	56
Dana Holding Corp (a)	1,692	20	Hudson Valley Holding Corp	3,377	65
Douglas Dynamics Inc (a)	3,825	45	Iberiabank Corp	5,777	300
Exide Technologies (a)	5,272	32	Independent Bank Corp/Rockland MA	7,889	188
Miller Industries Inc/TN	1,561	21	International Bancshares Corp	18,570	322
Modine Manufacturing Co (a)	4,128	42	Lakeland Bancorp Inc	11,188	100
Spartan Motors Inc	16,072	69	Lakeland Financial Corp	4,724	97
Standard Motor Products Inc	2,437	24	MainSource Financial Group Inc	5,800	44
			MB Financial Inc	5,670	98
			Merchants Bancshares Inc	756	18
See accompanying notes			255

Schedule of Investments
SmallCap Value Fund I
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Banks (continued)			Biotechnology (continued)
Metro Bancorp Inc (a)	1,060 $	13	Enzon Pharmaceuticals Inc (a)	3,084 $	34
Midsouth Bancorp Inc	946	12	Halozyme Therapeutics Inc (a)	1,900	14
MidWestOne Financial Group Inc	1,091	16	Incyte Corp (a)	5,000	65
National Bankshares Inc	1,092	28	Lexicon Pharmaceuticals Inc (a)	58,000	87
National Penn Bancshares Inc	25,804	172	Martek Biosciences Corp (a)	11,384	236
NBT Bancorp Inc	8,551	188	Medicines Co/The (a)	3,929	36
Old National Bancorp/IN	9,302	98	PDL BioPharma Inc	8,372	52
Old Second Bancorp Inc	800	1	Seattle Genetics Inc (a)	2,288	28
OmniAmerican Bancorp Inc (a)	1,613	18	SuperGen Inc (a)	8,556	17
Oriental Financial Group Inc	3,337	47	Tengion Inc (a)	6,600	23
Orrstown Financial Services Inc	1,094	25	United Therapeutics Corp (a)	1,100	54
Pacific Continental Corp	2,908	27		$ 938
PacWest Bancorp	2,835	59	Building Materials - 0.61%
Park National Corp	2,643	177	Apogee Enterprises Inc	2,657	30
Peapack Gladstone Financial Corp	1,173	15	Comfort Systems USA Inc	3,939	45
Penns Woods Bancorp Inc	646	20	Drew Industries Inc (a)	1,940	41
Peoples Bancorp Inc/OH	4,820	83	Gibraltar Industries Inc (a)	7,608	82
Pinnacle Financial Partners Inc (a)	2,894	29	Interline Brands Inc (a)	11,321	205
Porter Bancorp Inc	762	9	Louisiana-Pacific Corp (a)	14,326	105
PrivateBancorp Inc	4,825	60	NCI Building Systems Inc (a)	3,082	29
Prosperity Bancshares Inc	9,474	321	Quanex Building Products Corp	6,927	122
Renasant Corp	8,688	132	Texas Industries Inc	2,086	69
Republic Bancorp Inc/KY	5,636	140	Trex Co Inc (a)	886	19
S&T Bancorp Inc	5,619	115	Universal Forest Products Inc	1,945	60
Sandy Spring Bancorp Inc	2,239	38		$ 807
SCBT Financial Corp	4,975	161	Chemicals - 2.15%
Sierra Bancorp	4,744	56	A Schulman Inc	15,906	311
Signature Bank/New York NY (a)	4,700	181	Aceto Corp	7,473	51
Simmons First National Corp	3,495	92	American Vanguard Corp	3,332	28
South Financial Group Inc/The (a)	60,300	17	Arch Chemicals Inc	995	34
Southside Bancshares Inc	5,318	101	Ferro Corp (a)	5,472	58
Southwest Bancorp Inc/Stillwater OK	6,494	94	Georgia Gulf Corp (a)	3,133	48
State Bancorp Inc/NY	4,617	44	Hawkins Inc	1,594	52
StellarOne Corp	6,590	89	HB Fuller Co	13,682	280
Sterling Bancorp/NY	7,203	70	Innophos Holdings Inc	7,856	230
Sterling Bancshares Inc/TX	19,242	100	Minerals Technologies Inc	3,426	179
Suffolk Bancorp	2,332	63	NewMarket Corp	943	101
Susquehanna Bancshares Inc	28,388	246	Olin Corp	5,319	108
SVB Financial Group (a)	14,114	609	OM Group Inc (a)	7,367	199
SY Bancorp Inc	1,641	41	Omnova Solutions Inc (a)	3,100	24
Texas Capital Bancshares Inc (a)	3,934	66	PolyOne Corp (a)	21,628	223
Tompkins Financial Corp	2,501	105	Quaker Chemical Corp	498	18
Tower Bancorp Inc	756	16	Rockwood Holdings Inc (a)	5,457	160
TowneBank/Portsmouth VA	2,347	36	Sensient Technologies Corp	4,577	135
Trico Bancshares	2,690	51	Solutia Inc (a)	10,100	143
Trustco Bank Corp NY	22,542	131	Spartech Corp (a)	12,048	126
Trustmark Corp	11,584	255	Stepan Co	1,600	106
UMB Financial Corp	7,490	282	TPC Group Inc (a)	1,293	21
Umpqua Holdings Corp	12,237	153	Westlake Chemical Corp	1,734	43
Union First Market Bankshares Corp	2,654	38	WR Grace & Co (a)	6,914	177
United Bankshares Inc	5,912	151		$ 2,855
United Community Banks Inc/GA (a)	111,769	347
			Coal - 0.17%
Univest Corp of Pennsylvania	2,774	48	Cloud Peak Energy Inc (a)	2,797	43
Washington Banking Co	2,373	34	International Coal Group Inc (a)	14,376	65
Washington Trust Bancorp Inc	4,472	86	James River Coal Co (a)	908	16
Webster Financial Corp	6,025	112	Patriot Coal Corp (a)	8,556	103
WesBanco Inc	6,399	111		$ 227
West Bancorporation Inc (a)	7,704	51
West Coast Bancorp/OR (a)	7,185	18	Commercial Services - 3.59%
			ABM Industries Inc	6,229	135

Westamerica Bancorporation	1,741	94	Advance America Cash Advance Centers Inc	21,919	86
Western Alliance Bancorp (a)	5,422	39	American Reprographics Co (a)	2,934	26
Whitney Holding Corp/LA	8,904	72	AMN Healthcare Services Inc (a)	2,984	18
Wilshire Bancorp Inc	9,949	75	CBIZ Inc (a)	3,283	22
Wintrust Financial Corp	9,932	309	Consolidated Graphics Inc (a)	4,600	198
	$ 14,618		Convergys Corp (a)	12,500	140
Biotechnology - 0.71%			Corinthian Colleges Inc (a)	7,400	67
Ariad Pharmaceuticals Inc (a)	9,100	29	Cornell Cos Inc (a)	1,044	29
Cambrex Corp (a)	4,194	15
(a)			CPI Corp	3,400	84
Celera Corp	8,960	60	CRA International Inc (a)	1,492	29
Cubist Pharmaceuticals Inc (a)	5,900	127	Cross Country Healthcare Inc (a)	5,073	45
Emergent Biosolutions Inc (a)	3,288	61
			Deluxe Corp	26,832	552
See accompanying notes			256

Schedule of Investments
SmallCap Value Fund I
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Commercial Services (continued)			Consumer Products (continued)
Dollar Financial Corp (a)	9,439 $	185	WD-40 Co	150 $	5
Electro Rent Corp	2,821	39		$ 1,442
Euronet Worldwide Inc (a)	4,526	71	Cosmetics & Personal Care - 0.09%
Gartner Inc (a)	3,766	95	Elizabeth Arden Inc (a)	7,149	111
Geo Group Inc/The (a)	1,561	34	Revlon Inc (a)	896	11
Global Cash Access Holdings Inc (a)	5,464	22		$ 122
Great Lakes Dredge & Dock Corp	12,918	73	Distribution & Wholesale - 0.52%
Green Dot Corp (a)	1,000	44	Brightpoint Inc (a)	3,773	30
H&E Equipment Services Inc (a)	3,931	34	Core-Mark Holding Co Inc (a)	1,492	46
Heidrick & Struggles International Inc	1,517	30	Owens & Minor Inc	1,684	46
Hill International Inc (a)	3,233	15	Scansource Inc (a)	2,835	78
Huron Consulting Group Inc (a)	1,392	29	School Specialty Inc (a)	1,897	36
ICF International Inc (a)	1,840	42	Titan Machinery Inc (a)	1,463	21
Kelly Services Inc (a)	2,087	31	United Stationers Inc (a)	4,934	267
Kendle International Inc (a)	3,188	39	WESCO International Inc (a)	4,700	169
Korn/Ferry International (a)	4,626	65
Live Nation Entertainment Inc (a)	14,823	137		$ 693
			Diversified Financial Services - 2.57%
Mac-Gray Corp	1,475	16	Asta Funding Inc	1,324	12
McGrath Rentcorp	1,493	35	BGC Partners Inc	29,694	161
MoneyGram International Inc (a)	1,850	5
			Calamos Asset Management Inc	5,099	53
Multi-Color Corp	1,591	21	California First National Bancorp	301	4
Navigant Consulting Inc (a)	10,328	102
On Assignment Inc (a)	5,030	24	Cohen & Steers Inc	554	12
(a)			CompuCredit Holdings Corp	6,167	31
PHH Corp	50,069	997	Doral Financial Corp (a)	6,000	15
Prospect Medical Holdings Inc (a)	845	6	Encore Capital Group Inc (a)	5,578	122
Providence Service Corp/The (a)	3,000	43
			Epoch Holding Corp	237	3
Rent-A-Center Inc/TX	29,657	652	Evercore Partners Inc - Class A	150	4
RSC Holdings Inc (a)	4,576	36
(a)			Federal Agricultural Mortgage Corp	1,591	24
SFN Group Inc	5,267	39	Financial Engines Inc (a)	2,100	31
Stewart Enterprises Inc	26,892	144	GAMCO Investors Inc	1,974	79
TeleTech Holdings Inc (a)	7,650	106
(a)			GFI Group Inc	25,302	149
United Rentals Inc	6,121	81	International Assets Holding Corp (a)	2,089	35
Viad Corp	1,612	32	Investment Technology Group Inc (a)	9,526	150
Volt Information Sciences Inc (a)	150	1
			JMP Group Inc	1,678	12
	$ 4,756		KBW Inc	1,887	43
Computers - 1.22%			Knight Capital Group Inc (a)	22,396	322
Agilysys Inc (a)	2,373	19	LaBranche & Co Inc (a)	22,300	85
CACI International Inc (a)	3,034	143	Marlin Business Services Corp (a)	2,692	31
Ciber Inc (a)	28,063	94	MF Global Holdings Ltd (a)	8,008	51
DST Systems Inc	2,100	86	National Financial Partners Corp (a)	42,423	455
Electronics for Imaging Inc (a)	4,389	47	Nelnet Inc	16,907	340
Hutchinson Technology Inc (a)	3,830	14	Ocwen Financial Corp (a)	20,958	222
Imation Corp (a)	9,434	88	Oppenheimer Holdings Inc	2,770	79
Insight Enterprises Inc (a)	16,540	241	optionsXpress Holdings Inc (a)	1,622	25
Mentor Graphics Corp (a)	5,622	54	Penson Worldwide Inc (a)	18,587	100
Mercury Computer Systems Inc (a)	8,022	105	Piper Jaffray Cos (a)	1,592	50
Netscout Systems Inc (a)	2,479	39	Sanders Morris Harris Group Inc	7,014	39
Quantum Corp (a)	32,192	51	Stifel Financial Corp (a)	554	26
Radisys Corp (a)	2,843	28	Virtus Investment Partners Inc (a)	160	4
RealD Inc (a)	1,600	27	World Acceptance Corp (a)	15,533	643
Rimage Corp (a)	1,461	25		$ 3,412
SMART Modular Technologies WWH Inc (a)	33,683	183
SRA International Inc (a)	9,431	210	Electric - 3.46%
SYKES Enterprises Inc (a)	3,880	61	Allete Inc	2,885	104
Unisys Corp (a)	2,736	74	Avista Corp	16,134	337
Virtusa Corp (a)	2,304	25	Black Hills Corp	4,227	135
			Central Vermont Public Service Corp	4,202	89
	$ 1,614		CH Energy Group Inc	1,399	59
Consumer Products - 1.09%			Cleco Corp	13,160	376
ACCO Brands Corp (a)	14,652	87	Dynegy Inc (a)	9,501	34
American Greetings Corp	15,632	321	El Paso Electric Co (a)	23,916	514
Blyth Inc	647	26	Empire District Electric Co/The	3,730	73
Central Garden and Pet Co (a)	4,150	43	IDACORP Inc	23,621	832
Central Garden and Pet Co - A Shares (a)	20,488	207	MGE Energy Inc	4,840	181
CSS Industries Inc	1,185	21	NorthWestern Corp	4,228	119
Ennis Inc	2,189	37	Otter Tail Corp	3,131	64
Helen of Troy Ltd (a)	14,382	344	PNM Resources Inc	21,939	259
Jarden Corp	1,171	34	Portland General Electric Co	19,174	366
Kid Brands Inc (a)	10,141	85	UIL Holdings Corp	6,376	174
Oil-Dri Corp of America	805	18	Unisource Energy Corp	16,145	522
Prestige Brands Holdings Inc (a)	20,105	165
Spectrum Brands Holdings Inc (a)	1,691	49
See accompanying notes			257

Schedule of Investments
SmallCap Value Fund I
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Electric (continued)			Entertainment (continued)
Westar Energy Inc	14,677 $	351	Vail Resorts Inc (a)	3,332 $	126
	$ 4,589			$ 585
Electrical Components & Equipment - 0.94%			Environmental Control - 0.16%
Belden Inc	1,188	28	Darling International Inc (a)	3,432	28
Encore Wire Corp	1,613	34	EnergySolutions Inc	9,451	47
EnerSys (a)	21,082	510	Metalico Inc (a)	18,504	78
General Cable Corp (a)	1,700	45	Met-Pro Corp	2,270	23
GrafTech International Ltd (a)	18,503	290	Mine Safety Appliances Co	1,160	29
Graham Corp	3,800	61		$ 205
Insteel Industries Inc	7,635	72	Food - 1.61%
Littelfuse Inc (a)	3,698	132	B&G Foods Inc	6,300	72
Powell Industries Inc (a)	1,442	48	Cal-Maine Foods Inc	2,298	72
PowerSecure International Inc (a)	2,500	26	Chiquita Brands International Inc (a)	16,422	242
	$ 1,246		Dole Food Co Inc (a)	13,632	149
Electronics - 1.52%			Fresh Del Monte Produce Inc (a)	12,048	251
Benchmark Electronics Inc (a)	13,478	225	Hain Celestial Group Inc (a)	3,780	80
Brady Corp	5,223	145	J&J Snack Foods Corp	149	6
Checkpoint Systems Inc (a)	6,026	121	John B. Sanfilippo & Son Inc (a)	1,293	18
Cogent Inc (a)	4,128	37	M&F Worldwide Corp (a)	4,491	127
Coherent Inc (a)	747	28	Nash Finch Co	3,023	119
CTS Corp	9,529	89	Pilgrim's Pride Corp (a)	4,477	31
Cymer Inc (a)	2,090	70	Ruddick Corp	2,239	79
Daktronics Inc	4,477	38	Sanderson Farms Inc	3,997	187
DDi Corp	700	6	Seaboard Corp	52	79
Electro Scientific Industries Inc (a)	2,419	28	Seneca Foods Corp (a)	1,244	38
FEI Co (a)	6,964	136	Smart Balance Inc (a)	5,521	21
ICx Technologies Inc (a)	1,741	13	Spartan Stores Inc	15,546	223
L-1 Identity Solutions Inc (a)	7,113	58	TreeHouse Foods Inc (a)	5,223	249
LaBarge Inc (a)	427	5	Weis Markets Inc	1,194	43
Measurement Specialties Inc (a)	2,231	37	Winn-Dixie Stores Inc (a)	4,792	47
Methode Electronics Inc	2,537	27		$ 2,133
Multi-Fineline Electronix Inc (a)	198	5	Forest Products & Paper - 1.20%
Newport Corp (a)	3,748	48	Boise Inc (a)	55,709	334
OSI Systems Inc (a)	696	19	Buckeye Technologies Inc	34,667	393
Park Electrochemical Corp	1,186	33	Cellu Tissue Holdings Inc (a)	299	3
Rofin-Sinar Technologies Inc (a)	1,840	39	Clearwater Paper Corp (a)	498	31
Rogers Corp (a)	1,224	38	Domtar Corp	2,700	157
Sanmina-SCI Corp (a)	3,300	41	KapStone Paper and Packaging Corp (a)	15,427	177
Spectrum Control Inc (a)	4,894	74	Neenah Paper Inc	5,694	102
TTM Technologies Inc (a)	19,225	197	PH Glatfelter Co	12,339	141
Vishay Intertechnology Inc (a)	12,100	103	Potlatch Corp	1,990	74
Watts Water Technologies Inc	10,490	338	Schweitzer-Mauduit International Inc	780	41
X-Rite Inc (a)	4,080	15	Wausau Paper Corp (a)	20,422	140
	$ 2,013			$ 1,593
Energy - Alternate Sources - 0.03%			Gas - 2.42%
Green Plains Renewable Energy Inc (a)	2,636	24	Chesapeake Utilities Corp	2,195	73
REX American Resources Corp (a)	1,112	18	Laclede Group Inc/The	1,940	68
	$ 42		New Jersey Resources Corp	13,693	511
Engineering & Contruction - 0.96%			Nicor Inc	9,122	399
Argan Inc (a)	1,044	9	Northwest Natural Gas Co	2,437	116
Dycom Industries Inc (a)	3,986	36	Piedmont Natural Gas Co Inc	8,406	224
EMCOR Group Inc (a)	26,641	693	South Jersey Industries Inc	5,902	276
Granite Construction Inc	3,233	75	Southwest Gas Corp	22,487	723
Insituform Technologies Inc (a)	896	21	WGL Holdings Inc	22,680	818
Layne Christensen Co (a)	4,992	126		$ 3,208
MasTec Inc (a)	12,448	132	Hand & Machine Tools - 0.24%
Michael Baker Corp (a)	1,144	44	Franklin Electric Co Inc	299	9
Sterling Construction Co Inc (a)	6,036	75	Regal-Beloit Corp	4,770	290
Tutor Perini Corp (a)	2,835	55	Thermadyne Holdings Corp (a)	1,293	18
VSE Corp	348	12		$ 317
	$ 1,278		Healthcare - Products - 1.10%
Entertainment - 0.44%			Affymetrix Inc (a)	5,869	29
Ascent Media Corp (a)	1,233	34	Alphatec Holdings Inc (a)	1,840	8
Bluegreen Corp (a)	2,338	7	Angiodynamics Inc (a)	2,745	42
Churchill Downs Inc	856	31	Cantel Medical Corp	7,089	112
Cinemark Holdings Inc	5,969	87	CardioNet Inc (a)	19,926	95
Isle of Capri Casinos Inc (a)	25,107	211	Conmed Corp (a)	5,824	112
Pinnacle Entertainment Inc (a)	5,272	57	CryoLife Inc (a)	4,228	23
Scientific Games Corp (a)	2,984	32	Cutera Inc (a)	3,720	29
			Cynosure Inc (a)	1,530	16

See accompanying notes			258

Schedule of Investments
SmallCap Value Fund I
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Products (continued)			Housewares - 0.08%
Exactech Inc (a)	447 $	7	Libbey Inc (a)	2,636 $	33
GenMark Diagnostics Inc (a)	6,400	29	Lifetime Brands Inc (a)	5,192	76
Greatbatch Inc (a)	14,737	333		$ 109
Hanger Orthopedic Group Inc (a)	2,040	35	Insurance - 6.11%
ICU Medical Inc (a)	845	31	Alterra Capital Holdings Ltd	18,194	352
Invacare Corp	11,682	279	American Equity Investment Life Holding Co	60,467	654
Medical Action Industries Inc (a)	2,338	32	American Physicians Capital Inc	4,028	165
Palomar Medical Technologies Inc (a)	1,311	15	American Physicians Service Group Inc	1,007	27
Solta Medical Inc (a)	2,020	3	American Safety Insurance Holdings Ltd (a)	5,891	97
STERIS Corp	2,587	82	Amerisafe Inc (a)	17,552	315
Symmetry Medical Inc (a)	3,781	37	Amtrust Financial Services Inc	15,325	196
Syneron Medical Ltd (a)	4,489	41	Argo Group International Holdings Ltd	5,098	159
TomoTherapy Inc (a)	3,828	13	Aspen Insurance Holdings Ltd	11,197	306
Wright Medical Group Inc (a)	2,338	36	Assured Guaranty Ltd	17,439	274
Young Innovations Inc	596	16	Baldwin & Lyons Inc	1,281	29
	$ 1,455		Citizens Inc/TX (a)	5,969	40
Healthcare - Services - 2.59%			CNA Surety Corp (a)	1,891	33
Allied Healthcare International Inc (a)	5,896	15	CNO Financial Group Inc (a)	45,539	244
Amedisys Inc (a)	4,300	113	Delphi Financial Group Inc	27,445	712
American Dental Partners Inc (a)	2,437	28	Donegal Group Inc	1,813	21
AMERIGROUP Corp (a)	4,775	171	EMC Insurance Group Inc	756	17
Amsurg Corp (a)	5,783	105	Employers Holdings Inc	3,879	60
Assisted Living Concepts Inc (a)	1,020	32	Enstar Group Ltd (a)	646	47
Capital Senior Living Corp (a)	958	5	FBL Financial Group Inc	1,442	33
Centene Corp (a)	7,473	159	First American Financial Corp	10,396	153
Continucare Corp (a)	664	3	First Mercury Financial Corp	7,338	84
Five Star Quality Care Inc (a)	5,173	19	Flagstone Reinsurance Holdings SA	11,221	124
Gentiva Health Services Inc (a)	9,410	194	FPIC Insurance Group Inc (a)	3,130	92
Healthsouth Corp (a)	4,863	90	Greenlight Capital Re Ltd (a)	2,894	75
Healthspring Inc (a)	28,938	544	Hallmark Financial Services (a)	4,979	50
Healthways Inc (a)	3,631	52	Harleysville Group Inc	1,375	43
Kindred Healthcare Inc (a)	17,690	236	Horace Mann Educators Corp	10,194	172
Magellan Health Services Inc (a)	12,918	544	Infinity Property & Casualty Corp	1,423	68
Medcath Corp (a)	3,332	29	Maiden Holdings Ltd	5,125	35
Molina Healthcare Inc (a)	896	27	Meadowbrook Insurance Group Inc	17,799	163
National Healthcare Corp	945	33	MGIC Investment Corp (a)	28,454	244
NovaMed Inc (a)	1	—	Montpelier Re Holdings Ltd ADR	23,287	378
Odyssey HealthCare Inc (a)	299	8	National Interstate Corp	956	21
Psychiatric Solutions Inc (a)	1,443	48	National Western Life Insurance Co	237	36
RehabCare Group Inc (a)	5,187	110	Navigators Group Inc/The (a)	2,319	99
Res-Care Inc (a)	14,868	146	NYMAGIC Inc	1,955	50
Select Medical Holdings Corp (a)	5,322	35	Platinum Underwriters Holdings Ltd	20,536	803
Skilled Healthcare Group Inc (a)	14,565	38	PMA Capital Corp (a)	11,530	78
Sun Healthcare Group Inc (a)	4,364	36	PMI Group Inc/The (a)	41,532	130
Triple-S Management Corp (a)	16,444	327	Presidential Life Corp	3,265	32
US Physical Therapy Inc (a)	100	2	Primerica Inc	4,836	113
WellCare Health Plans Inc (a)	10,977	283	ProAssurance Corp (a)	4,563	271
	$ 3,432		Protective Life Corp	1,200	27
Holding Companies - Diversified - 0.05%			Radian Group Inc	38,086	328
Compass Diversified Holdings	3,214	49	RLI Corp	1,940	108
Primoris Services Corp	2,934	21	Safety Insurance Group Inc	1,343	53
	$ 70		Selective Insurance Group Inc	13,205	206
Home Builders - 0.21%			State Auto Financial Corp	2,245	35
Beazer Homes USA Inc (a)	7,860	33	Tower Group Inc	3,210	69
Brookfield Homes Corp (a)	3,381	25	United Fire & Casualty Co	1,944	42
Meritage Homes Corp (a)	2,752	48	Unitrin Inc	2,700	75
Ryland Group Inc	3,776	62	Universal American Corp/NY (a)	3,382	57
Standard Pacific Corp (a)	28,591	115	Universal Insurance Holdings Inc	2,835	11
	$ 283			$ 8,106
Home Furnishings - 0.33%			Internet - 0.78%
Audiovox Corp (a)	2,656	20	1-800-Flowers.com Inc (a)	3,369	7
Furniture Brands International Inc (a)	7,063	39	BroadSoft Inc (a)	8,400	73
Hooker Furniture Corp	3,160	38	DealerTrack Holdings Inc (a)	1,059	16
Kimball International Inc	4,950	31	Digital River Inc (a)	3,233	85
La-Z-Boy Inc (a)	30,067	257	Earthlink Inc	20,034	177
Sealy Corp (a)	5,883	16	ePlus Inc (a)	605	11
Select Comfort Corp (a)	1,343	10	Infospace Inc (a)	5,123	40
Universal Electronics Inc (a)	1,392	24	Internap Network Services Corp (a)	7,877	37
			Internet Brands Inc (a)	3,631	40
	$ 435		Internet Capital Group Inc (a)	3,681	31
			j2 Global Communications Inc (a)	1,492	35
See accompanying notes			259

Schedule of Investments
SmallCap Value Fund I
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Internet (continued)			Machinery - Diversified (continued)
Knot Inc/The (a)	2,320 $	19	Twin Disc Inc	1,326 $	17
ModusLink Global Solutions Inc (a)	12,215	80		$ 1,443
Online Resources Corp (a)	2,885	12	Media - 1.27%
Perficient Inc (a)	1,194	10	AH Belo Corp (a)	6,568	51
QuinStreet Inc (a)	1,000	12	Courier Corp	1,565	25
RealNetworks Inc (a)	7,760	26	Crown Media Holdings Inc (a)	3,000	6
S1 Corp (a)	5,621	33	Dex One Corp (a)	4,924	89
TechTarget Inc (a)	796	5	Dolan Co/The (a)	9,385	110
TeleCommunication Systems Inc (a)	4,377	16	Entercom Communications Corp (a)	8,904	74
TIBCO Software Inc (a)	3,682	50	EW Scripps Co (a)	4,672	37
United Online Inc	27,599	174	Journal Communications Inc (a)	25,939	124
ValueClick Inc (a)	2,934	32	LIN TV Corp (a)	16,285	95
VASCO Data Security International Inc (a)	901	6	LodgeNet Interactive Corp (a)	20,335	73
	$ 1,027		Mediacom Communications Corp (a)	6,516	48
Investment Companies - 1.33%			New York Times Co/The (a)	14,600	128
American Capital Ltd (a)	61,938	321	Nexstar Broadcasting Group Inc (a)	1,392	7
Apollo Investment Corp	20,594	208	Primedia Inc	18,600	56
Arlington Asset Investment Corp	1,094	22	Radio One Inc (a)	5,123	6
BlackRock Kelso Capital Corp	10,429	111	Scholastic Corp	15,633	396
Fifth Street Finance Corp	7,325	79	Sinclair Broadcast Group Inc (a)	43,014	260
Gladstone Capital Corp	3,900	47	World Wrestling Entertainment Inc	6,056	97
Golub Capital BDC Inc	1,193	17		$ 1,682
Hercules Technology Growth Capital Inc	9,256	97	Metal Fabrication & Hardware - 0.83%
Main Street Capital Corp	2,039	33	CIRCOR International Inc	3,761	117
MCG Capital Corp	32,824	190	Dynamic Materials Corp	1,261	19
PennantPark Investment Corp	3,333	35	Haynes International Inc	1,281	43
Prospect Capital Corp	52,181	508	Ladish Co Inc (a)	1,612	47
Solar Capital Ltd	723	15	Lawson Products Inc/DE	612	11
TICC Capital Corp	7,615	67	LB Foster Co (a)	1,095	34
Triangle Capital Corp	749	11	Mueller Industries Inc	5,269	130
	$ 1,761		North American Galvanizing & Coating Inc (a)	1,094	8
Iron & Steel - 0.05%			Northwest Pipe Co (a)	1,492	27
Metals USA Holdings Corp (a)	5,400	67	Olympic Steel Inc	7,500	191
			RTI International Metals Inc (a)	2,438	69
Leisure Products & Services - 0.08%			Worthington Industries Inc	28,469	408
Arctic Cat Inc (a)	1,989	20		$ 1,104
Callaway Golf Co	5,693	38	Mining - 0.83%
Johnson Outdoors Inc (a)	696	9	Brush Engineered Materials Inc (a)	1,802	43
Life Time Fitness Inc (a)	747	27	Century Aluminum Co (a)	5,919	62
Multimedia Games Inc (a)	3,036	13	Coeur d'Alene Mines Corp (a)	12,510	191
	$ 107		Compass Minerals International Inc	1,079	76
Lodging - 0.19%			Hecla Mining Co (a)	29,734	147
Boyd Gaming Corp (a)	5,670	48	Horsehead Holding Corp (a)	3,843	29
Gaylord Entertainment Co (a)	3,505	102	Kaiser Aluminum Corp	1,664	68
Monarch Casino & Resort Inc (a)	1,044	11	Royal Gold Inc	1,972	87
Orient-Express Hotels Ltd (a)	8,030	73	Stillwater Mining Co (a)	13,300	184
Red Lion Hotels Corp (a)	1,611	12	Thompson Creek Metals Co Inc (a)	13,671	127
	$ 246		USEC Inc (a)	15,258	84
Machinery - Construction & Mining - 0.04%				$ 1,098
Astec Industries Inc (a)	1,840	58	Miscellaneous Manufacturing - 1.70%
			Acuity Brands Inc	5,284	223
Machinery - Diversified - 1.09%			American Railcar Industries Inc (a)	1,428	19
Alamo Group Inc	3,685	87	Ameron International Corp	806	49
Albany International Corp	2,388	44	AO Smith Corp	10,835	593
Altra Holdings Inc (a)	4,800	70	Barnes Group Inc	13,241	243
Applied Industrial Technologies Inc	16,173	453	Ceradyne Inc (a)	5,598	130
Briggs & Stratton Corp	10,340	196	CLARCOR Inc	548	21
Cascade Corp	1,440	55	EnPro Industries Inc (a)	11,682	350
Chart Industries Inc (a)	3,084	55	ESCO Technologies Inc	2,835	84
Cognex Corp	1,344	25	Federal Signal Corp	5,770	34
Columbus McKinnon Corp/NY (a)	3,297	52	FreightCar America Inc	1,094	27
Gerber Scientific Inc (a)	4,128	24	GP Strategies Corp (a)	2,991	23
Intermec Inc (a)	3,233	34	Griffon Corp (a)	10,339	140
Kadant Inc (a)	4,493	87	Hexcel Corp (a)	1,591	30
Manitowoc Co Inc/The	10,500	109	Koppers Holdings Inc	2,093	52
NACCO Industries Inc	50	4	Lydall Inc (a)	2,785	20
Robbins & Myers Inc	2,885	68	Myers Industries Inc	9,886	78
Tecumseh Products Co (a)	2,901	37	Portec Rail Products Inc	400	5
Tennant Co	700	26	Standex International Corp	2,995	90
			Tredegar Corp	2,438	42

See accompanying notes			260

Schedule of Investments
SmallCap Value Fund I
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Miscellaneous Manufacturing (continued)			Pharmaceuticals (continued)
Trimas Corp (a)	500 $	6	Impax Laboratories Inc (a)	1,094 $	18
	$ 2,259		Medicis Pharmaceutical Corp	6,367	161
Office Furnishings - 0.10%			Nabi Biopharmaceuticals (a)	8,600	49
Knoll Inc	6,692	94	Nutraceutical International Corp (a)	4,865	77
Steelcase Inc	6,310	43	Obagi Medical Products Inc (a)	4,300	50
	$ 137		Par Pharmaceutical Cos Inc (a)	19,622	518
Oil & Gas - 2.71%			Pharmasset Inc (a)	971	26
ATP Oil & Gas Corp (a)	4,874	51	PharMerica Corp (a)	19,427	254
Berry Petroleum Co	10,371	309	Schiff Nutrition International Inc	1,511	12
Bill Barrett Corp (a)	5,024	178	Viropharma Inc (a)	8,257	109
BPZ Resources Inc (a)	6,864	31	XenoPort Inc (a)	1,100	7
Brigham Exploration Co (a)	5,300	92		$ 1,477
Clayton Williams Energy Inc (a)	100	4	Pipelines - 0.04%
Contango Oil & Gas Co (a)	646	28	Crosstex Energy Inc (a)	6,378	49
CVR Energy Inc (a)	54,474	441
Energy Partners Ltd (a)	6,986	89	Publicly Traded Investment Fund - 0.03%
EXCO Resources Inc	15,294	222	Kayne Anderson Energy Development Co	2,448	37
Georesources Inc (a)	2,139	32
Goodrich Petroleum Corp (a)	2,238	28	Real Estate - 0.12%
Gulfport Energy Corp (a)	42,600	556	Forestar Group Inc (a)	3,934	63
Hercules Offshore Inc (a)	9,063	23	HFF Inc (a)	1,144	10
Miller Petroleum Inc (a)	2,934	15	Hilltop Holdings Inc (a)	3,512	37
Parker Drilling Co (a)	11,768	49	Retail Opportunity Investments Corp	3,880	38
Penn Virginia Corp	4,893	93	Terreno Realty Corp (a)	709	13
Petroleum Development Corp (a)	1,945	57		$ 161
Petroquest Energy Inc (a)	34,702	231	REITS - 12.19%
Pioneer Drilling Co (a)	5,024	33	Acadia Realty Trust	5,167	96
Resolute Energy Corp (a)	3,183	38	Agree Realty Corp	1,326	31
Rex Energy Corp (a)	2,487	26	American Campus Communities Inc	7,998	232
Rosetta Resources Inc (a)	8,628	190	American Capital Agency Corp	9,231	254
Stone Energy Corp (a)	24,633	290	Anworth Mortgage Asset Corp	61,923	432
Swift Energy Co (a)	9,345	242	Ashford Hospitality Trust Inc (a)	41,346	363
Vaalco Energy Inc (a)	24,927	149	Associated Estates Realty Corp	4,042	56
W&T Offshore Inc	3,581	33	BioMed Realty Trust Inc	34,215	617
Warren Resources Inc (a)	9,749	31	Brandywine Realty Trust	16,000	182
Western Refining Inc (a)	5,800	31	CapLease Inc	14,595	72
	$ 3,592		Capstead Mortgage Corp	6,120	72
Oil & Gas Services - 1.73%			CBL & Associates Properties Inc	48,923	688
Boots & Coots Inc (a)	1,244	4	Cedar Shopping Centers Inc	5,869	36
Cal Dive International Inc (a)	72,597	430	Chatham Lodging Trust (a)	1,392	21
Complete Production Services Inc (a)	11,775	227	Cogdell Spencer Inc	3,979	30
Global Geophysical Services Inc (a)	5,700	41	Colonial Properties Trust	16,320	263
Global Industries Ltd (a)	23,007	109	CommonWealth REIT	6,350	165
Gulf Island Fabrication Inc	2,338	42	Cousins Properties Inc	8,307	57
Helix Energy Solutions Group Inc (a)	11,441	107	DCT Industrial Trust Inc	50,515	237
Hornbeck Offshore Services Inc (a)	2,324	39	Developers Diversified Realty Corp	7,900	90
ION Geophysical Corp (a)	33,500	147	DiamondRock Hospitality Co	30,819	286
Key Energy Services Inc (a)	10,944	106	Douglas Emmett Inc	1,784	28
Lufkin Industries Inc	2,292	94	DuPont Fabros Technology Inc	2,387	60
Matrix Service Co (a)	15,831	153	Dynex Capital Inc	2,219	22
Natural Gas Services Group Inc (a)	1,713	28	EastGroup Properties Inc	4,192	152
Newpark Resources Inc (a)	16,369	131	Education Realty Trust Inc	13,158	91
OYO Geospace Corp (a)	50	3	Entertainment Properties Trust	13,677	571
RPC Inc	3,155	53	Equity Lifestyle Properties Inc	5,819	308
Superior Well Services Inc (a)	2,089	39	Equity One Inc	3,622	62
T-3 Energy Services Inc (a)	3,581	90	Excel Trust Inc (a)	2,437	28
Tesco Corp (a)	2,785	38	Extra Space Storage Inc	14,231	221
Tetra Technologies Inc (a)	35,762	373	FelCor Lodging Trust Inc (a)	13,500	80
Willbros Group Inc (a)	4,327	40	First Industrial Realty Trust Inc (a)	85,643	362
	$ 2,294		First Potomac Realty Trust	9,736	151
Packaging & Containers - 0.68%			Franklin Street Properties Corp	7,411	90
Graham Packaging Co Inc (a)	6,057	71	Gladstone Commercial Corp	1,327	23
Graphic Packaging Holding Co (a)	11,861	41	Glimcher Realty Trust	29,687	197
Rock-Tenn Co	9,421	501	Government Properties Income Trust	2,288	64
Silgan Holdings Inc	10,144	289	Hatteras Financial Corp	3,934	117
	$ 902		Healthcare Realty Trust Inc	6,665	156
Pharmaceuticals - 1.11%			Hersha Hospitality Trust	35,547	180
Alkermes Inc (a)	6,317	81	Highwoods Properties Inc	8,965	280
Cadence Pharmaceuticals Inc (a)	1,800	14	Home Properties Inc	4,123	205
Hi-Tech Pharmacal Co Inc (a)	5,750	101	Inland Real Estate Corp	15,322	127
			Invesco Mortgage Capital Inc	7,387	151
See accompanying notes			261

Schedule of Investments
SmallCap Value Fund I
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
REITS (continued)			Retail (continued)
Investors Real Estate Trust	6,964 $	59	Jo-Ann Stores Inc (a)	5,196 $	218
iStar Financial Inc (a)	8,318	42	JOS A Bank Clothiers Inc (a)	3,889	228
Kilroy Realty Corp	5,820	195	Kenneth Cole Productions Inc (a)	5,173	70
LaSalle Hotel Properties	25,496	604	MarineMax Inc (a)	13,081	99
Lexington Realty Trust	93,447	601	McCormick & Schmick's Seafood Restaurants Inc	1,443	11
LTC Properties Inc	9,188	227	(a)
Medical Properties Trust Inc	28,483	283	Men's Wearhouse Inc	5,521	107
MFA Financial Inc	77,590	569	O'Charleys Inc (a)	2,721	19
Mid-America Apartment Communities Inc	4,144	234	OfficeMax Inc (a)	5,670	81
Mission West Properties Inc	2,771	20	Pantry Inc/The (a)	1,940	35
Monmouth Real Estate Investment Corp	4,082	32	Papa John's International Inc (a)	616	16
MPG Office Trust Inc (a)	22,400	70	PC Connection Inc (a)	1,461	10
National Health Investors Inc	3,493	131	Penske Automotive Group Inc (a)	2,536	35
National Retail Properties Inc	32,358	748	PEP Boys-Manny Moe & Jack	5,521	53
Omega Healthcare Investors Inc	24,725	543	Red Robin Gourmet Burgers Inc (a)	1,836	39
One Liberty Properties Inc	1,392	22	Regis Corp	5,766	88
Parkway Properties Inc/Md	22,478	375	Rite Aid Corp (a)	47,655	47
Pebblebrook Hotel Trust (a)	3,630	66	Ruby Tuesday Inc (a)	25,029	255
Pennsylvania Real Estate Investment Trust	32,112	395	Rush Enterprises Inc - Class A (a)	5,382	81
Post Properties Inc	5,223	133	Ruth's Hospitality Group Inc (a)	4,933	20
PS Business Parks Inc	6,387	371	Saks Inc (a)	32,116	264
Ramco-Gershenson Properties Trust	10,431	120	Sally Beauty Holdings Inc (a)	1,443	14
Redwood Trust Inc	21,812	341	Shoe Carnival Inc (a)	1,375	29
Resource Capital Corp	11,689	71	Sonic Automotive Inc (a)	24,059	238
Saul Centers Inc	2,669	113	Sport Supply Group Inc	2,857	38
Senior Housing Properties Trust	17,994	406	Stage Stores Inc	9,790	108
Sovran Self Storage Inc	2,984	110	Stein Mart Inc (a)	8,536	66
Starwood Property Trust Inc	4,427	79	Steinway Musical Instruments Inc (a)	1,036	20
Strategic Hotels & Resorts Inc (a)	50,699	234	Systemax Inc	299	5
Sun Communities Inc	6,707	195	Talbots Inc (a)	1,442	17
Sunstone Hotel Investors Inc (a)	21,748	225	Tuesday Morning Corp (a)	4,650	20
Tanger Factory Outlet Centers	1,840	82	West Marine Inc (a)	2,266	24
Urstadt Biddle Properties Inc	4,865	87	Wet Seal Inc/The (a)	4,477	15
U-Store-It Trust	23,848	192	World Fuel Services Corp	9,641	251
Walter Investment Management Corp	2,387	41		$ 6,399
Washington Real Estate Investment Trust	4,875	148	Savings & Loans - 1.82%
	$ 16,170		Astoria Financial Corp	9,252	122
Retail - 4.83%			B of I Holding Inc (a)	1,144	18
99 Cents Only Stores (a)	854	14	BankFinancial Corp	3,322	30
AFC Enterprises Inc (a)	747	7	Beneficial Mutual Bancorp Inc (a)	3,316	33
America's Car-Mart Inc (a)	616	14	Berkshire Hills Bancorp Inc	2,642	53
Barnes & Noble Inc	4,079	53	Brookline Bancorp Inc	35,168	340
Biglari Holdings Inc (a)	149	43	Danvers Bancorp Inc	2,093	34
Bob Evans Farms Inc	5,431	142	Dime Community Bancshares	11,136	146
Bon-Ton Stores Inc/The (a)	4,543	44	ESB Financial Corp	1,423	20
Books-A-Million Inc	996	6	ESSA Bancorp Inc	2,367	30
Brown Shoe Co Inc	7,224	106	First Niagara Financial Group Inc	16,612	223
Buckle Inc/The	331	9	Flushing Financial Corp	6,125	76
Build-A-Bear Workshop Inc (a)	2,835	17	Fox Chase Bancorp Inc (a)	913	9
Cabela's Inc (a)	14,881	232	Heritage Financial Group	255	3
Casey's General Stores Inc	3,332	127	Home Bancorp Inc (a)	1,375	18
Cash America International Inc	17,493	586	Investors Bancorp Inc (a)	3,831	50
Cato Corp/The	3,328	77	K-Fed Bancorp	646	6
CEC Entertainment Inc (a)	2,271	79	Meridian Interstate Bancorp Inc (a)	1,511	16
Charming Shoppes Inc (a)	11,056	50	NASB Financial Inc	522	8
Childrens Place Retail Stores Inc/The (a)	447	19	NewAlliance Bancshares Inc	30,941	377
Collective Brands Inc (a)	8,127	130	Northwest Bancshares Inc	19,339	235
Cracker Barrel Old Country Store Inc	299	15	OceanFirst Financial Corp	3,965	50
Dillard's Inc	31,426	728	Oritani Financial Corp	3,581	36
Domino's Pizza Inc (a)	23,038	294	Provident Financial Services Inc	21,951	281
Dress Barn Inc (a)	597	15	Provident New York Bancorp	4,128	38
DSW Inc (a)	7,400	197	Territorial Bancorp Inc	467	9
Ezcorp Inc (a)	547	11	United Financial Bancorp Inc	2,735	41
Finish Line Inc/The	22,883	327	ViewPoint Financial Group	1,513	15
Fred's Inc	4,128	45	WSFS Financial Corp	2,471	94
Gaiam Inc	2,503	15		$ 2,411
Genesco Inc (a)	5,349	146	Semiconductors - 2.22%
Group 1 Automotive Inc (a)	1,990	55	Actel Corp (a)	1,493	22
Gymboree Corp (a)	1,882	81	Alpha & Omega Semiconductor Ltd (a)	3,846	47
Haverty Furniture Cos Inc	6,571	80	Amkor Technology Inc (a)	9,941	57
Jack in the Box Inc (a)	655	14	ATMI Inc (a)	3,133	47
See accompanying notes			262

Schedule of Investments
SmallCap Value Fund I
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Semiconductors (continued)			Telecommunications (continued)
AXT Inc (a)	2,984 $	18	Cincinnati Bell Inc (a)	14,824 $	44
Cabot Microelectronics Corp (a)	1,941	63	Comtech Telecommunications Corp (a)	1,890	41
Ceva Inc (a)	427	5	Consolidated Communications Holdings Inc	21,438	375
Cohu Inc	3,133	49	CPI International Inc (a)	3,944	55
Cypress Semiconductor Corp (a)	2,000	21	EchoStar Holding Corp (a)	1,800	34
DSP Group Inc (a)	7,818	55	EMS Technologies Inc (a)	2,387	40
Emulex Corp (a)	8,556	74	Extreme Networks (a)	10,646	30
Entegris Inc (a)	27,219	126	General Communication Inc (a)	4,874	41
Fairchild Semiconductor International Inc (a)	18,000	163	Global Crossing Ltd (a)	1,940	22
FormFactor Inc (a)	4,626	45	Globecomm Systems Inc (a)	3,226	27
GSI Technology Inc (a)	896	6	Harmonic Inc (a)	8,108	56
Integrated Device Technology Inc (a)	6,616	38	Hughes Communications Inc (a)	547	14
Integrated Silicon Solution Inc (a)	21,100	181	IDT Corp - Class B (a)	2,288	42
IXYS Corp (a)	5,542	49	InterDigital Inc (a)	7,400	202
Kopin Corp (a)	6,765	26	Iridium Communications Inc (a)	3,482	36
Lattice Semiconductor Corp (a)	17,550	98	Knology Inc (a)	447	5
Microsemi Corp (a)	5,422	87	Meru Networks Inc (a)	4,500	55
MKS Instruments Inc (a)	14,572	312	Neutral Tandem Inc (a)	4,300	46
Pericom Semiconductor Corp (a)	3,939	36	Novatel Wireless Inc (a)	4,576	31
Photronics Inc (a)	24,115	110	Oplink Communications Inc (a)	6,489	105
PMC - Sierra Inc (a)	14,502	117	PAETEC Holding Corp (a)	6,516	26
Richardson Electronics Ltd/United States	1,691	16	Plantronics Inc	10,646	319
Semtech Corp (a)	3,271	57	Polycom Inc (a)	891	26
Sigma Designs Inc (a)	28,122	288	Powerwave Technologies Inc (a)	20,763	38
Skyworks Solutions Inc (a)	20,887	366	Premiere Global Services Inc (a)	57,457	360
Standard Microsystems Corp (a)	1,632	36	RF Micro Devices Inc (a)	5,900	25
Tessera Technologies Inc (a)	2,238	38	Sonus Networks Inc (a)	5,970	17
TriQuint Semiconductor Inc (a)	18,300	127	Sycamore Networks Inc	1,707	40
Ultratech Inc (a)	746	14	Symmetricom Inc (a)	10,103	54
Veeco Instruments Inc (a)	2,600	113	Syniverse Holdings Inc (a)	2,653	59
Zoran Corp (a)	4,874	42	Tekelec (a)	11,336	161
	$ 2,949		Tessco Technologies Inc	348	5
Software - 1.89%			USA Mobility Inc	1,542	23
Accelrys Inc (a)	4,288	30	ViaSat Inc (a)	1,940	70
Aspen Technology Inc (a)	7,126	78	Vonage Holdings Corp (a)	10,291	25
Avid Technology Inc (a)	2,686	35		$ 3,295
CSG Systems International Inc (a)	13,244	250	Textiles - 0.13%
Deltek Inc (a)	142	1	G&K Services Inc	1,897	44
Digi International Inc (a)	3,432	28	Unifirst Corp/MA	2,992	132
DivX Inc (a)	3,127	24		$ 176
Dynavox Inc (a)	4,621	72	Toys, Games & Hobbies - 0.30%
Epicor Software Corp (a)	3,085	24	Jakks Pacific Inc (a)	19,392	306
EPIQ Systems Inc	3,332	43	Leapfrog Enterprises Inc (a)	896	4
Fair Isaac Corp	4,887	117	RC2 Corp (a)	5,483	91
JDA Software Group Inc (a)	26,953	634		$ 401
Mantech International Corp (a)	1,386	55	Transportation - 2.47%
Omnicell Inc (a)	5,500	68	Air Transport Services Group Inc (a)	20,970	112
Progress Software Corp (a)	2,682	80	American Commercial Lines Inc (a)	1,513	36
QLIK Technologies Inc (a)	2,400	34	Arkansas Best Corp	2,230	50
Quest Software Inc (a)	3,781	76	Atlas Air Worldwide Holdings Inc (a)	9,911	580
Schawk Inc	5,449	81	Bristow Group Inc (a)	3,929	131
Seachange International Inc (a)	2,417	22	CAI International Inc (a)	4,300	56
Smith Micro Software Inc (a)	500	5	DHT Holdings Inc	15,911	67
SYNNEX Corp (a)	8,545	225	Dynamex Inc (a)	845	11
Take-Two Interactive Software Inc (a)	26,400	270	Eagle Bulk Shipping Inc (a)	5,770	28
Trident Microsystems Inc (a)	10,795	19	Excel Maritime Carriers Ltd (a)	72,016	443
VeriFone Systems Inc (a)	11,000	241	Genco Shipping & Trading Ltd (a)	2,609	43
	$ 2,512		General Maritime Corp	4,935	28
Storage & Warehousing - 0.04%			Golar LNG Ltd	3,730	40
Mobile Mini Inc (a)	3,382	58	Gulfmark Offshore Inc (a)	12,925	381
			Heartland Express Inc	5,000	80
Telecommunications - 2.49%			Horizon Lines Inc	30,537	142
ADC Telecommunications Inc (a)	2,289	29	Knight Transportation Inc	1,000	21
ADPT Corp (a)	12,574	38	Knightsbridge Tankers Ltd	5,558	104
Anaren Inc (a)	2,139	34	Marten Transport Ltd	4,649	106
Anixter International Inc (a)	1,493	72	Nordic American Tanker Shipping Ltd	5,927	170
Arris Group Inc (a)	41,529	387	Overseas Shipholding Group Inc	2,387	94
Atlantic Tele-Network Inc	100	4	Pacer International Inc (a)	12,447	102
Aviat Networks Inc (a)	9,286	37	PHI Inc (a)	2,139	34
Black Box Corp	4,520	138	Quality Distribution Inc (a)	2,800	19
Calix Inc (a)	700	7	Ship Finance International Ltd	11,674	223
See accompanying notes			263

Schedule of Investments
SmallCap Value Fund I
July 31, 2010 (unaudited)

			Portfolio Summary (unaudited)

COMMON STOCKS (continued)		Shares Held Value (000's)	Sector	Percent
			Financial	37.23%
Transportation (continued)
TBS International PLC (a)	7,800 $	51	Industrial	13.31%
			Consumer, Non-cyclical	12.37%
Teekay Tankers Ltd	2,487	33	Consumer, Cyclical	11.07%
Werner Enterprises Inc	3,934	91	Utilities	6.15%
		$ 3,276	Technology	5.33%
Trucking & Leasing - 0.21%			Energy	4.68%
Aircastle Ltd	15,465	142	Communications	4.55%
Amerco Inc (a)	901	61
Greenbrier Cos Inc (a)	3,084	40	Basic Materials	4.23%
			Diversified	0.05%
TAL International Group Inc	1,447	39	Exchange Traded Funds	0.03%
		$ 282	Other Assets in Excess of Liabilities, Net	1.00%
Water - 0.27%			TOTAL NET ASSETS	100.00%
American States Water Co	3,204	113
California Water Service Group	3,828	136
Consolidated Water Co Ltd	1,558	19
Pico Holdings Inc (a)	2,089	66
SJW Corp	1,138	28
		$ 362
TOTAL COMMON STOCKS		$ 128,543
	Maturity
	Amount
REPURCHASE AGREEMENTS - 2.07%	(000's)	Value (000's)
Banks - 2.07%
Investment in Joint Trading Account; Bank of	$ 714	$ 714
America Repurchase Agreement; 0.19%
dated 07/30/10 maturing 08/02/10
(collateralized by US Treasury Notes;
$728,569; 1.38% - 3.63%; dated 05/15/12 -
08/15/19)
Investment in Joint Trading Account; Credit Suisse	630	630
Repurchase Agreement; 0.20% dated
07/30/10 maturing 08/02/10 (collateralized by
US Treasury Note; $643,010; 2.00%; dated
11/30/13)
Investment in Joint Trading Account; Deutsche	714	714
Bank Repurchase Agreement; 0.19% dated
07/30/10 maturing 08/02/10 (collateralized by
Sovereign Agency Issues; $728,570; 0.00%;
dated 08/11/10 - 01/24/11)
Investment in Joint Trading Account; Morgan	681	682
Stanley Repurchase Agreement; 0.20% dated
07/30/10 maturing 08/02/10 (collateralized by
Sovereign Agency Issues; $694,450; 3.00% -
6.88%; dated 09/15/10 - 07/28/14)
		$ 2,740
TOTAL REPURCHASE AGREEMENTS		$ 2,740
Total Investments		$ 131,283
Other Assets in Excess of Liabilities, Net - 1.00%		$ 1,324
TOTAL NET ASSETS - 100.00%		$ 132,607

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 6,943
Unrealized Depreciation		(8,537)
Net Unrealized Appreciation (Depreciation)		$ (1,594)
Cost for federal income tax purposes		$ 132,877
All dollar amounts are shown in thousands (000's)

See accompanying notes			264

Schedule of Investments
SmallCap Value Fund I
July 31, 2010 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts		Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2010	Long	66	$ 4,211		$ 4,275	$ 64
						$ 64
All dollar amounts are shown in thousands (000's)

See accompanying notes			265

Schedule of Investments
SmallCap Value Fund II
July 31, 2010 (unaudited)

COMMON STOCKS - 95.78%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.05%			Apparel (continued)
Harte-Hanks Inc	19,514 $	220	Wolverine World Wide Inc	96,886 $	2,770
Marchex Inc	17,405	81		$ 9,652
Valuevision Media Inc (a)	16,521	30	Automobile Manufacturers - 0.08%
	$ 331		Force Protection Inc (a)	18,107	81
Aerospace & Defense - 1.60%			Oshkosh Corp (a)	10,204	351
AAR Corp (a)	49,290	828	Wabash National Corp (a)	21,790	182
Allied Defense Group Inc/The (a)	2,055	7		$ 614
Argon ST Inc (a)	2,997	103	Automobile Parts & Equipment - 1.36%
Arotech Corp (a)	9,039	13	American Axle & Manufacturing Holdings Inc (a)	612	6
Astronics Corp (a)	487	8	ArvinMeritor Inc (a)	24,849	408
BE Aerospace Inc (a)	6,674	196	ATC Technology Corp/IL (a)	4,796	115
CPI Aerostructures Inc (a)	328	4	Commercial Vehicle Group Inc (a)	25,621	288
Cubic Corp	8,279	335	Dana Holding Corp (a)	145,466	1,728
Curtiss-Wright Corp	14,846	450	Dorman Products Inc (a)	6,555	153
Ducommun Inc	20,132	420	Douglas Dynamics Inc (a)	1,245	15
Esterline Technologies Corp (a)	52,369	2,688	Exide Technologies (a)	55,126	332
GenCorp Inc (a)	72,302	381	Federal-Mogul Corp (a)	38,975	699
Herley Industries Inc (a)	14,153	219	Miller Industries Inc/TN	20,162	269
Kaman Corp	17,661	403	Modine Manufacturing Co (a)	50,822	516
Kratos Defense & Security Solutions Inc (a)	6,235	69	Motorcar Parts of America Inc (a)	6,769	45
LMI Aerospace Inc (a)	9,928	171	Spartan Motors Inc	63,109	271
Moog Inc (a)	32,956	1,180	Standard Motor Products Inc	26,325	258
Orbital Sciences Corp (a)	7,554	111	Superior Industries International Inc	47,247	680
SIFCO Industries Inc	769	8	Supreme Industries Inc (a)	4,647	12
Teledyne Technologies Inc (a)	6,715	275	Tenneco Inc (a)	107,950	2,979
TransDigm Group Inc	34,457	1,867	Titan International Inc	65,586	720
Triumph Group Inc	26,862	2,039	TRW Automotive Holdings Corp (a)	15,015	527
	$ 11,775			$ 10,021
Agriculture - 0.46%			Banks - 8.76%
Alliance One International Inc (a)	75,762	285	1st Source Corp	29,883	549
Andersons Inc/The	18,818	647	1st United Bancorp Inc/Boca Raton (a)	8,633	64
Griffin Land & Nurseries Inc	472	14	Alliance Financial Corp/NY	1,488	44
MGP Ingredients Inc (a)	8,725	66	American National Bankshares Inc	2,287	51
Universal Corp/VA	37,444	1,661	Ameris Bancorp (a)	11,103	109
Vector Group Ltd	35,808	679	AmeriServ Financial Inc (a)	22,099	42
	$ 3,352		Ames National Corp	3,237	63
Airlines - 0.97%			Arrow Financial Corp	3,477	88
AirTran Holdings Inc (a)	34,775	168	Associated Banc-Corp	231,350	3,144
Alaska Air Group Inc (a)	26,796	1,382	Bancfirst Corp	2,758	114
ExpressJet Holdings Inc (a)	14,284	43	Banco Latinoamericano de Comercio Exterior SA	23,383	289
Hawaiian Holdings Inc (a)	15,588	94	Bancorp Inc/DE (a)	19,565	148
JetBlue Airways Corp (a)	375,102	2,411	Bancorp Rhode Island Inc	1,370	40
MAIR Holdings Inc (a),(b),(c)	16,800	—	BancTrust Financial Group Inc (a)	9,317	29
Pinnacle Airlines Corp (a)	15,877	89	Bank Mutual Corp	97,643	574
Republic Airways Holdings Inc (a)	49,532	309	Bank of Commerce Holdings	300	1
Skywest Inc	117,988	1,469	Bank of Florida Corp (a)	6,269	—
UAL Corp (a)	6,676	159	Bank of Granite Corp (a)	4,030	4
US Airways Group Inc (a)	89,342	969	Bank of Hawaii Corp	42,675	2,126
	$ 7,093		Bank of Marin Bancorp	2,038	72
Apparel - 1.31%			Bank of the Ozarks Inc	2,975	111
American Apparel Inc (a)	11,272	18	Banner Corp	15,780	37
Columbia Sportswear Co	7,839	384	Boston Private Financial Holdings Inc	94,064	622
Delta Apparel Inc (a)	7,352	109	Bridge Bancorp Inc	1,678	44
G-III Apparel Group Ltd (a)	1,233	32	Bryn Mawr Bank Corp	3,357	62
Iconix Brand Group Inc (a)	125,502	2,066	Cadence Financial Corp (a)	5,692	9
Jones Apparel Group Inc	92,266	1,609	Camden National Corp	2,874	90
K-Swiss Inc (a)	9,415	113	Capital Bank Corp (a)	400	1
Lacrosse Footwear Inc	986	14	Capital City Bank Group Inc	7,904	109
Lakeland Industries Inc (a)	4,532	41	CapitalSource Inc	374,544	2,015
Oxford Industries Inc	6,941	155	Capitol Bancorp Ltd (a)	11,611	16
Perry Ellis International Inc (a)	17,651	395	Cardinal Financial Corp	18,189	186
Quiksilver Inc (a)	139,566	624	Cascade Financial Corp (a)	1,365	1
Rocky Brands Inc (a)	5,381	43	Cathay General Bancorp	145,368	1,710
Skechers U.S.A. Inc (a)	18,476	685	Center Bancorp Inc	400	3
Superior Uniform Group Inc	3,314	34	Center Financial Corp (a)	31,719	164
Tandy Brands Accessories Inc (a)	5,373	20	Central Bancorp Inc/MA	538	7
Timberland Co/The (a)	4,797	85	Central Pacific Financial Corp (a)	21,702	36
Unifi Inc (a)	106,977	419	Century Bancorp Inc/MA	1,379	30
Weyco Group Inc	1,438	36	Chemical Financial Corp	25,761	578
			Citizens Republic Bancorp Inc (a)	228,944	207
			City Holding Co	4,077	120
See accompanying notes			266

Schedule of Investments
SmallCap Value Fund II
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Banks (continued)			Banks (continued)
CNB Financial Corp/PA	3,477 $	42	National Bankshares Inc	2,643 $	68
CoBiz Financial Inc	14,911	94	National Penn Bancshares Inc	276,509	1,841
Columbia Banking System Inc	15,769	288	NBT Bancorp Inc	22,069	487
Community Bank System Inc	28,305	701	NewBridge Bancorp (a)	8,492	32
Community Trust Bancorp Inc	3,678	101	North Valley Bancorp (a)	700	1
Crescent Financial Corp (a)	3,633	10	Northeast Bancorp	806	10
CVB Financial Corp	57,168	582	Northrim BanCorp Inc	782	14
Dearborn Bancorp Inc (a)	3,950	6	Old National Bancorp/IN	47,246	497
Eagle Bancorp Inc (a)	5,749	66	Old Second Bancorp Inc	15,048	21
East West Bancorp Inc	47,951	748	OmniAmerican Bancorp Inc (a)	3,889	45
Encore Bancshares Inc (a)	6,750	64	Oriental Financial Group Inc	23,225	329
Enterprise Financial Services Corp	3,620	37	Orrstown Financial Services Inc	2,638	60
Farmers Capital Bank Corp	627	3	Pacific Capital Bancorp NA (a)	5,417	5
Fidelity Southern Corp (a)	5,173	34	Pacific Continental Corp	7,011	64
Financial Institutions Inc	6,334	120	Pacific Mercantile Bancorp (a)	4,122	16
First Bancorp Inc/ME	3,333	47	PacWest Bancorp	16,735	350
First BanCorp/Puerto Rico (a)	324,769	184	Park National Corp	3,237	217
First Bancorp/Troy NC	15,396	257	Patriot National Bancorp Inc (a)	2,329	5
First Busey Corp	13,181	61	Peapack Gladstone Financial Corp	2,829	36
First California Financial Group Inc (a)	2,805	8	Penns Woods Bancorp Inc	1,558	49
First Commonwealth Financial Corp	233,025	1,235	Peoples Bancorp Inc/OH	11,845	204
First Community Bancshares Inc/VA	14,057	207	Pinnacle Financial Partners Inc (a)	48,651	491
First Financial Bancorp	30,039	478	Porter Bancorp Inc	880	10
First Financial Bankshares Inc	9,705	476	Preferred Bank/Los Angeles CA (a)	2,920	6
First Financial Corp/IN	2,862	81	Premier Financial Bancorp Inc	627	4
First Interstate Bancsystem Inc	4,900	65	PrivateBancorp Inc	133,980	1,657
First Mariner Bancorp Inc (a)	2,150	2	Prosperity Bancshares Inc	106,657	3,613
First Merchants Corp	20,316	176	Renasant Corp	20,983	320
First Midwest Bancorp Inc/IL	87,894	1,106	Republic Bancorp Inc/KY	3,837	95
First of Long Island Corp/The	2,278	59	Republic First Bancorp Inc (a)	247	—
First Regional Bancorp/Los Angeles CA (a)	4,482	—	S&T Bancorp Inc	18,725	381
First Security Group Inc/TN	4,926	10	Sandy Spring Bancorp Inc	23,416	397
First South Bancorp Inc/Washington NC	3,103	37	SCBT Financial Corp	3,075	99
First State Bancorporation/NM (a)	7,881	1	Seacoast Banking Corp of Florida (a)	8,866	12
FirstMerit Corp	174,304	3,435	Shore Bancshares Inc	1,348	15
FNB Corp/PA	228,884	1,962	Sierra Bancorp	5,649	66
FNB United Corp (a)	4,030	2	Simmons First National Corp	7,176	189
Fulton Financial Corp	21,970	200	South Financial Group Inc/The (a)	24,249	7
German American Bancorp Inc	4,790	80	Southern Community Financial Corp/NC (a)	13,075	26
Glacier Bancorp Inc	49,229	787	Southern Connecticut Bancorp Inc (a)	896	6
Great Southern Bancorp Inc	3,957	87	Southside Bancshares Inc	3,963	75
Green Bankshares Inc (a)	7,648	77	Southwest Bancorp Inc/Stillwater OK	21,892	319
Guaranty Bancorp (a)	41,548	46	State Bancorp Inc/NY	6,218	60
Hampton Roads Bankshares Inc (a)	6,402	7	StellarOne Corp	24,356	330
Hancock Holding Co	21,094	643	Sterling Bancorp/NY	19,775	193
Hanmi Financial Corp (a)	31,901	45	Sterling Bancshares Inc/TX	162,392	843
Heartland Financial USA Inc	6,414	113	Suffolk Bancorp	2,758	75
Heritage Commerce Corp (a)	6,326	22	Sun Bancorp Inc/NJ (a)	22,902	122
Home Bancshares Inc/AR	5,636	135	Superior Bancorp (a)	7,473	13
Horizon Financial Corp (a)	2,100	—	Susquehanna Bancshares Inc	262,899	2,275
Hudson Valley Holding Corp	4,661	90	SVB Financial Group (a)	18,669	806
Iberiabank Corp	12,335	641	SY Bancorp Inc	3,957	99
Independent Bank Corp/MI (a)	9,045	3	Synovus Financial Corp	51,111	134
Independent Bank Corp/Rockland MA	5,599	133	Taylor Capital Group Inc (a)	10,825	108
Integra Bank Corp (a)	9,851	7	Texas Capital Bancshares Inc (a)	9,519	159
International Bancshares Corp	66,193	1,147	TIB Financial Corp (a)	1,393	1
Intervest Bancshares Corp (a)	1,852	6	TIB Financial Corp - Rights (a),(c)	13,930	—
Lakeland Bancorp Inc	15,684	141	Tompkins Financial Corp	2,184	91
Lakeland Financial Corp	3,937	81	Tower Bancorp Inc	3,203	68
LNB Bancorp Inc	1,971	10	TowneBank/Portsmouth VA	16,655	256
M&T Bank Corp	2,572	225	Trustco Bank Corp NY	77,698	452
Macatawa Bank Corp (a)	7,447	14	Trustmark Corp	30,811	677
MainSource Financial Group Inc	18,101	136	UMB Financial Corp	12,873	484
MB Financial Inc	72,050	1,249	Umpqua Holdings Corp	226,358	2,837
MBT Financial Corp (a)	7,614	14	Union First Market Bankshares Corp	17,070	243
Mercantile Bank Corp (a)	1,200	6	United Bankshares Inc	25,301	646
Merchants Bancshares Inc	1,828	44	United Community Banks Inc/GA (a)	123,983	385
Metro Bancorp Inc (a)	9,139	116	Univest Corp of Pennsylvania	6,574	114
Midsouth Bancorp Inc	2,293	30	Virginia Commerce Bancorp Inc (a)	2,918	19
MidWestOne Financial Group Inc	2,624	39	Washington Banking Co	5,720	82
Nara Bancorp Inc (a)	6,856	49	Washington Trust Bancorp Inc	5,289	102
See accompanying notes			267

Schedule of Investments
SmallCap Value Fund II
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Banks (continued)			Chemicals (continued)
Webster Financial Corp	129,565 $	2,415	Spartech Corp (a)	51,899 $	543
WesBanco Inc	27,808	482	TPC Group Inc (a)	3,117	51
West Bancorporation Inc (a)	5,864	39	Westlake Chemical Corp	51,049	1,263
West Coast Bancorp/OR (a)	29,066	74	WR Grace & Co (a)	31,417	807
Westamerica Bancorporation	11,592	624	Zoltek Cos Inc (a)	44,463	465
Western Alliance Bancorp (a)	58,226	423		$ 18,072
Whitney Holding Corp/LA	166,219	1,349	Coal - 0.23%
Wilmington Trust Corp	40,996	416	Cloud Peak Energy Inc (a)	6,775	104
Wilshire Bancorp Inc	11,770	89	International Coal Group Inc (a)	223,164	1,004
Wintrust Financial Corp	54,873	1,708	James River Coal Co (a)	2,151	38
Yadkin Valley Financial Corp (a)	7,050	21	Patriot Coal Corp (a)	42,861	517
	$ 64,370			$ 1,663
Beverages - 0.01%			Commercial Services - 4.32%
Craft Brewers Alliance Inc (a)	9,552	46	Aaron's Inc	155,296	2,820
			ABM Industries Inc	9,713	211
Biotechnology - 0.33%			Advance America Cash Advance Centers Inc	19,066	75
Cambrex Corp (a)	10,112	36	Albany Molecular Research Inc (a)	19,958	129
Celera Corp (a)	135,746	908	American Reprographics Co (a)	28,219	251
Celldex Therapeutics Inc (a)	1,621	8	AMN Healthcare Services Inc (a)	7,194	43
Emergent Biosolutions Inc (a)	4,800	89	Asset Acceptance Capital Corp (a)	3,448	15
Enzon Pharmaceuticals Inc (a)	7,434	81	Avalon Holdings Corp (a)	3,917	10
Exelixis Inc (a)	29,000	90	Avis Budget Group Inc (a)	127,850	1,578
Martek Biosciences Corp (a)	39,126	810	Barrett Business Services Inc	3,623	54
Maxygen Inc (a)	21,368	133	Carriage Services Inc (a)	21,103	99
Medicines Co/The (a)	9,473	87	CBIZ Inc (a)	7,914	52
RTI Biologics Inc (a)	38,389	111	CDI Corp	38,274	643
SuperGen Inc (a)	20,625	42	Cenveo Inc (a)	39,816	245
	$ 2,395		Champion Industries Inc/WV (a)	10,371	16
Building Materials - 0.98%			Collectors Universe	3,010	39
Apogee Enterprises Inc	44,774	505	Consolidated Graphics Inc (a)	33,156	1,424
Armstrong World Industries Inc (a)	8,795	322	Convergys Corp (a)	176,855	1,975
Builders FirstSource Inc (a)	14,172	30	Cornell Cos Inc (a)	21,439	598
Comfort Systems USA Inc	9,543	109	Corrections Corp of America (a)	129,125	2,527
Drew Industries Inc (a)	4,676	99	CRA International Inc (a)	9,069	174
Gibraltar Industries Inc (a)	41,817	451	Cross Country Healthcare Inc (a)	43,185	384
Interline Brands Inc (a)	38,974	705	Deluxe Corp	20,831	429
KSW Inc	100	—	Dollar Thrifty Automotive Group Inc (a)	27,506	1,372
Louisiana-Pacific Corp (a)	325,249	2,367	Edgewater Technology Inc (a)	10,657	26
LSI Industries Inc	12,667	67	Electro Rent Corp	28,189	389
PGT Inc (a)	9,779	25	Euronet Worldwide Inc (a)	12,622	198
Quanex Building Products Corp	7,674	135	Franklin Covey Co (a)	5,272	33
Texas Industries Inc	23,258	772	Geo Group Inc/The (a)	3,793	82
Universal Forest Products Inc	17,288	536	Global Cash Access Holdings Inc (a)	1,079	4
USG Corp (a)	89,620	1,077	Great Lakes Dredge & Dock Corp	56,891	319
	$ 7,200		H&E Equipment Services Inc (a)	28,312	246
Chemicals - 2.46%			Hackett Group Inc/The (a)	17,496	55
A Schulman Inc	30,539	599	Heidrick & Struggles International Inc	3,678	74
Aceto Corp	21,439	146	Hill International Inc (a)	7,794	36
American Pacific Corp (a)	4,299	20	Hudson Highland Group Inc (a)	4,585	20
American Vanguard Corp	8,034	69	Huron Consulting Group Inc (a)	3,357	69
Arch Chemicals Inc	11,331	388	ICF International Inc (a)	4,436	102
Cabot Corp	5,076	150	Intersections Inc	12,290	61
Cytec Industries Inc	4,679	234	Jackson Hewitt Tax Service Inc (a)	13,600	15
Ferro Corp (a)	38,510	411	Kelly Services Inc (a)	41,950	621
Georgia Gulf Corp (a)	52,398	804	Kendle International Inc (a)	14,880	183
Hawkins Inc	196	6	Korn/Ferry International (a)	11,152	157
HB Fuller Co	38,057	777	LECG Corp (a)	11,075	24
Huntsman Corp	15,511	162	Live Nation Entertainment Inc (a)	98,321	908
Innophos Holdings Inc	4,306	126	Mace Security International Inc (a)	10,657	6
Kraton Performance Polymers Inc (a)	95,350	2,237	Mac-Gray Corp	19,426	210
Landec Corp (a)	4,531	29	McGrath Rentcorp	9,603	224
Minerals Technologies Inc	9,215	481	MoneyGram International Inc (a)	49,473	129
NewMarket Corp	5,151	552	Multi-Color Corp	9,248	121
Olin Corp	37,222	756	Navigant Consulting Inc (a)	9,952	98
OM Group Inc (a)	53,170	1,436	On Assignment Inc (a)	40,822	197
Penford Corp (a)	5,082	28	PDI Inc (a)	14,813	119
PolyOne Corp (a)	67,470	696	Perceptron Inc (a)	1,881	9
Quaker Chemical Corp	1,200	42	PHH Corp (a)	99,697	1,985
Rockwood Holdings Inc (a)	18,194	531	Prospect Medical Holdings Inc (a)	5,363	39
Sensient Technologies Corp	138,088	4,068	RCM Technologies Inc (a)	10,898	56
Solutia Inc (a)	13,835	195	Rent-A-Center Inc/TX	133,574	2,938
See accompanying notes			268

Schedule of Investments
SmallCap Value Fund II
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Commercial Services (continued)			Cosmetics & Personal Care (continued)
RSC Holdings Inc (a)	11,032 $	86	Elizabeth Arden Inc (a)	16,947 $	263
Service Corp International/US	32,241	275	Parlux Fragrances Inc (a)	12,179	28
SFN Group Inc (a)	87,897	659	Physicians Formula Holdings Inc (a)	3,549	12
Sotheby's	8,400	228	Revlon Inc (a)	8,257	103
Spectrum Group International Inc (a)	8,050	16		$ 408
StarTek Inc (a)	10,926	50	Distribution & Wholesale - 1.06%
Stewart Enterprises Inc	126,362	679	ADDvantage Technologies Group Inc (a)	2,273	6
Towers Watson & Co	85,589	3,810	BlueLinx Holdings Inc (a)	8,269	31
Track Data Corp (a)	44	4	Brightpoint Inc (a)	31,230	247
Tree.com Inc (a)	5,670	41	Core-Mark Holding Co Inc (a)	15,591	476
Tufco Technologies Inc (a)	1,165	4	GTSI Corp (a)	6,697	36
United Rentals Inc (a)	14,875	196	Navarre Corp (a)	15,759	40
Versar Inc (a)	5,000	13	Owens & Minor Inc	24,778	673
Viad Corp	29,600	589	Scansource Inc (a)	16,660	460
Volt Information Sciences Inc (a)	19,940	178	School Specialty Inc (a)	33,718	647
	$ 31,744		Titan Machinery Inc (a)	13,305	190
Computers - 1.80%			United Stationers Inc (a)	2,279	123
Acorn Energy Inc (a)	448	2	WESCO International Inc (a)	135,651	4,874
Agilysys Inc (a)	25,125	199		$ 7,803
Astro-Med Inc	7,443	52	Diversified Financial Services - 1.65%
CACI International Inc (a)	110,870	5,213	AmeriCredit Corp (a)	33,692	812
Ciber Inc (a)	208,049	693	Artio Global Investors Inc	7,529	121
Cogo Group Inc (a)	1,222	8	Asta Funding Inc	11,577	104
Computer Task Group Inc (a)	1,756	14	Calamos Asset Management Inc	27,312	285
Datalink Corp (a)	400	1	California First National Bancorp	1,570	21
Dataram Corp (a)	3,977	7	Cohen & Steers Inc	1,314	29
Dynamics Research Corp (a)	3,615	35	CompuCredit Holdings Corp	47,663	242
Electronics for Imaging Inc (a)	64,777	690	Delta Financial Corp (a),(c)	18,200	—
Hutchinson Technology Inc (a)	34,508	131	Doral Financial Corp (a)	32,767	81
Imation Corp (a)	83,341	777	Duff & Phelps Corp	5,300	57
Insight Enterprises Inc (a)	66,083	963	E*Trade Financial Corp (a)	39,425	577
Integral Systems Inc/MD (a)	2,219	17	Encore Capital Group Inc (a)	4,080	90
Key Tronic Corp (a)	13,891	73	Epoch Holding Corp	490	6
Mentor Graphics Corp (a)	13,551	130	Evercore Partners Inc - Class A	360	8
Mercury Computer Systems Inc (a)	12,992	172	Federal Agricultural Mortgage Corp	11,852	177
PAR Technology Corp (a)	8,996	54	First Marblehead Corp/The (a)	57,745	155
Planar Systems Inc (a)	19,739	46	Firstcity Financial Corp (a)	7,911	57
Qualstar Corp	4,617	8	GAMCO Investors Inc	1,148	46
Quantum Corp (a)	54,502	87	GFI Group Inc	11,094	65
Radisys Corp (a)	6,680	66	Gleacher & Co Inc (a)	291,800	584
Rimage Corp (a)	3,563	60	International Assets Holding Corp (a)	6,185	105
Silicon Graphics International Corp (a)	7,447	58	Investment Technology Group Inc (a)	15,802	248
SMART Modular Technologies WWH Inc (a)	26,946	146	JMP Group Inc	5,676	40
SRA International Inc (a)	118,132	2,625	KBW Inc	4,551	104
SYKES Enterprises Inc (a)	11,763	186	Knight Capital Group Inc (a)	96,131	1,383
TechTeam Global Inc (a)	4,320	27	LaBranche & Co Inc (a)	23,426	89
Tier Technologies Inc (a)	6,179	41	Marlin Business Services Corp (a)	12,788	143
Unisys Corp (a)	22,854	617	MF Global Holdings Ltd (a)	512,580	3,296
Virtusa Corp (a)	5,549	60	MicroFinancial Inc	5,351	21
	$ 13,258		National Financial Partners Corp (a)	44,838	481
Consumer Products - 1.29%			Nelnet Inc	28,203	568
ACCO Brands Corp (a)	15,231	90	NewStar Financial Inc (a)	44,935	326
American Greetings Corp	54,170	1,111	Ocwen Financial Corp (a)	19,066	201
AT Cross Co (a)	1,100	6	Oppenheimer Holdings Inc	3,563	102
Blyth Inc	2,702	107	Penson Worldwide Inc (a)	4,565	25
Central Garden and Pet Co (a)	22,353	233	Piper Jaffray Cos (a)	18,286	571
Central Garden and Pet Co - A Shares (a)	65,227	660	Sanders Morris Harris Group Inc	23,176	128
CSS Industries Inc	12,891	232	Stifel Financial Corp (a)	1,314	61
Ennis Inc	48,472	819	Student Loan Corp	7,350	185
Helen of Troy Ltd (a)	18,308	439	SWS Group Inc	34,433	301
Jarden Corp	16,055	465	United PanAm Financial Corp (a)	6,985	30
Kid Brands Inc (a)	26,077	217	Virtus Investment Partners Inc (a)	5,286	136
Oil-Dri Corp of America	1,940	42	World Acceptance Corp (a)	2,159	89
Prestige Brands Holdings Inc (a)	106,327	874		$ 12,150
Scotts Miracle-Gro Co/The	78,363	3,781	Electric - 2.11%
Spectrum Brands Holdings Inc (a)	4,077	118	Allete Inc	16,374	591
Tupperware Brands Corp	7,062	278	Avista Corp	20,294	425
WD-40 Co	360	13	Black Hills Corp	26,591	848
	$ 9,485		Central Vermont Public Service Corp	4,369	93
Cosmetics & Personal Care - 0.06%			CH Energy Group Inc	3,388	142
CCA Industries Inc	400	2	Cleco Corp	123,997	3,541
See accompanying notes			269

Schedule of Investments
SmallCap Value Fund II
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Electric (continued)			Electronics (continued)
Dynegy Inc (a)	22,903 $	81	Rogers Corp (a)	10,248 $	317
El Paso Electric Co (a)	160,801	3,458	Sanmina-SCI Corp (a)	11,000	138
Empire District Electric Co/The	23,161	455	Sparton Corp (a)	10,494	60
IDACORP Inc	43,288	1,524	Spectrum Control Inc (a)	17,357	262
Maine & Maritimes Corp	1,756	78	Stoneridge Inc (a)	1,017	11
MGE Energy Inc	4,943	185	Sypris Solutions Inc (a)	37,541	133
NorthWestern Corp	27,293	769	Tech Data Corp (a)	5,290	209
Otter Tail Corp	16,693	343	Technitrol Inc	41,623	166
Pike Electric Corp (a)	25,319	238	Technology Research Corp	4,162	22
PNM Resources Inc	69,914	827	TTM Technologies Inc (a)	35,349	363
Portland General Electric Co	31,228	597	Vicon Industries Inc (a)	1,971	9
UIL Holdings Corp	22,837	622	Vishay Intertechnology Inc (a)	189,488	1,609
Unisource Energy Corp	17,851	576	Vishay Precision Group Inc (a)	13,534	171
Unitil Corp	6,912	151	Watts Water Technologies Inc	49,700	1,600
	$ 15,544		X-Rite Inc (a)	15,435	57
Electrical Components & Equipment - 0.78%			Zygo Corp (a)	7,831	65
Advanced Energy Industries Inc (a)	10,946	193		$ 13,780
Belden Inc	20,826	497	Energy - Alternate Sources - 0.08%
C&D Technologies Inc (a)	4,488	4	BioFuel Energy Corp (a)	3,458	5
Encore Wire Corp	16,780	357	Green Plains Renewable Energy Inc (a)	15,516	144
EnerSys (a)	50,199	1,216	Headwaters Inc (a)	98,017	338
Espey Manufacturing & Electronics Corp	53	1	Hoku Corp (a)	2,484	8
Evergreen Solar Inc (a)	5,700	4	Ocean Power Technologies Inc (a)	7,027	39
General Cable Corp (a)	23,611	627	Pacific Ethanol Inc (a)	27,002	16
GrafTech International Ltd (a)	135,260	2,121	REX American Resources Corp (a)	3,041	49
Insteel Industries Inc	25,611	237		$ 599
Littelfuse Inc (a)	1,200	43	Engineering & Contruction - 0.91%
Magnetek Inc (a)	5,063	5	Argan Inc (a)	2,518	21
Orion Energy Systems Inc (a)	7,600	25	Dycom Industries Inc (a)	79,503	719
Powell Industries Inc (a)	3,477	114	EMCOR Group Inc (a)	65,723	1,710
Power-One Inc (a)	13,282	165	ENGlobal Corp (a)	3,020	7
PowerSecure International Inc (a)	9,409	98	Granite Construction Inc	7,794	181
Ultralife Corp (a)	8,162	38	Insituform Technologies Inc (a)	2,159	49
	$ 5,745		Integrated Electrical Services Inc (a)	827	3
Electronics - 1.87%			Layne Christensen Co (a)	20,466	516
Allied Motion Technologies Inc (a)	200	1	MasTec Inc (a)	13,670	145
Analogic Corp	2,582	117	Michael Baker Corp (a)	2,758	107
Ballantyne Strong Inc (a)	12,093	93	MYR Group Inc/Delaware (a)	78,250	1,315
Bel Fuse Inc	9,750	230	National Technical Systems Inc	5,205	44
Benchmark Electronics Inc (a)	84,156	1,405	Servidyne Inc	471	1
Blonder Tongue Laboratories (a)	1,523	2	Sterling Construction Co Inc (a)	10,658	132
Brady Corp	26,401	734	Tutor Perini Corp (a)	89,427	1,725
Checkpoint Systems Inc (a)	25,106	501	VSE Corp	839	30
Cogent Inc (a)	9,952	90		$ 6,705
Coherent Inc (a)	15,948	591	Entertainment - 0.68%
CTS Corp	70,427	659	Ascent Media Corp (a)	13,224	368
Cyberoptics Corp (a)	7,092	69	Bluegreen Corp (a)	43,808	130
Cymer Inc (a)	9,421	314	Carmike Cinemas Inc (a)	5,176	38
Daktronics Inc	10,792	92	Churchill Downs Inc	13,009	473
DDi Corp	6,557	59	Cinemark Holdings Inc	24,489	357
Electro Scientific Industries Inc (a)	29,311	337	Dover Downs Gaming & Entertainment Inc	667	2
FEI Co (a)	7,074	138	Dover Motorsports Inc (a)	3,447	6
Frequency Electronics Inc (a)	11,821	60	Great Wolf Resorts Inc (a)	39,582	88
ICx Technologies Inc (a)	4,197	32	International Speedway Corp	36,381	942
Identive Group Inc (a)	9,851	16	Isle of Capri Casinos Inc (a)	19,843	166
IntriCon Corp (a)	448	2	Lakes Entertainment Inc (a)	14,149	36
Keithley Instruments Inc	1,056	11	Madison Square Garden Inc (a)	24,189	465
L-1 Identity Solutions Inc (a)	128,464	1,048	National CineMedia Inc	22,221	399
LaBarge Inc (a)	880	11	Pinnacle Entertainment Inc (a)	53,082	576
LeCroy Corp (a)	9,544	51	Rick's Cabaret International Inc (a)	12,778	98
LoJack Corp (a)	580	2	Scientific Games Corp (a)	7,194	76
Measurement Specialties Inc (a)	13,002	217	Speedway Motorsports Inc	34,603	475
MEMSIC Inc (a)	4,200	10	Vail Resorts Inc (a)	8,034	304
Methode Electronics Inc	59,412	634		$ 4,999
Multi-Fineline Electronix Inc (a)	479	12	Environmental Control - 0.80%
Newport Corp (a)	60,681	772	Casella Waste Systems Inc (a)	2,824	11
NU Horizons Electronics Corp (a)	16,385	56	Ceco Environmental Corp (a)	700	4
OI Corp	1,523	12	Darling International Inc (a)	8,274	67
OSI Systems Inc (a)	1,678	47	EnergySolutions Inc	46,509	234
Park Electrochemical Corp	2,862	79	IESI-BFC Ltd	1,675	38
Rofin-Sinar Technologies Inc (a)	4,005	84	Metalico Inc (a)	12,546	53
See accompanying notes			270

Schedule of Investments
SmallCap Value Fund II
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Environmental Control (continued)			Healthcare - Products (continued)
Met-Pro Corp	5,378 $	55	Alphatec Holdings Inc (a)	4,436 $	19
Mine Safety Appliances Co	14,397	361	Angiodynamics Inc (a)	40,211	619
TRC Cos Inc (a)	14,328	45	Caliper Life Sciences Inc (a)	23,702	93
Waste Connections Inc (a)	131,566	5,022	Cantel Medical Corp	5,036	80
WCA Waste Corp (a)	5,078	22	Cardiac Science Corp (a)	20,597	37
	$ 5,912		CardioNet Inc (a)	30,056	143
Food - 1.63%			Conmed Corp (a)	39,585	761
Cal-Maine Foods Inc	5,512	174	Cooper Cos Inc/The	51,021	1,983
Chiquita Brands International Inc (a)	82,240	1,208	CryoLife Inc (a)	10,192	55
Del Monte Foods Co	22,396	311	Cutera Inc (a)	10,927	85
Dole Food Co Inc (a)	36,191	396	Cynosure Inc (a)	15,878	163
Flowers Foods Inc	6,688	162	Digirad Corp (a)	10,755	20
Fresh Del Monte Produce Inc (a)	79,814	1,663	Exactech Inc (a)	1,079	17
Great Atlantic & Pacific Tea Co (a)	14,561	50	Greatbatch Inc (a)	26,909	608
Hain Celestial Group Inc (a)	72,587	1,529	Hanger Orthopedic Group Inc (a)	4,943	85
Imperial Sugar Co	9,060	109	HeartWare International Inc (a)	2,000	129
Ingles Markets Inc	7,288	119	ICU Medical Inc (a)	2,038	76
J&J Snack Foods Corp	359	15	Invacare Corp	37,962	905
John B. Sanfilippo & Son Inc (a)	20,827	293	Iridex Corp (a)	996	4
M&F Worldwide Corp (a)	21,024	592	LeMaitre Vascular Inc (a)	3,493	21
Nash Finch Co	21,998	864	Medical Action Industries Inc (a)	5,926	81
Pilgrim's Pride Corp (a)	10,792	74	Merge Healthcare Inc (a)	10,348	34
Ruddick Corp	21,764	771	Misonix Inc (a)	11,445	23
Sanderson Farms Inc	959	45	Osteotech Inc (a)	24,398	92
Seaboard Corp	124	188	Palomar Medical Technologies Inc (a)	3,107	35
Seneca Foods Corp (a)	7,788	238	PhotoMedex Inc (a)	1,407	8
Smart Balance Inc (a)	72,056	275	Solta Medical Inc (a)	5,286	9
Spartan Stores Inc	38,056	547	SRI/Surgical Express Inc (a)	3,941	12
Tasty Baking Co	2,060	14	STERIS Corp	1,199	38
TreeHouse Foods Inc (a)	8,993	429	Symmetry Medical Inc (a)	30,146	294
Weis Markets Inc	17,134	614	Syneron Medical Ltd (a)	10,637	98
Winn-Dixie Stores Inc (a)	135,424	1,328	Teleflex Inc	59,303	3,361
	$ 12,008		TomoTherapy Inc (a)	34,967	116
Forest Products & Paper - 0.65%			Urologix Inc (a)	6,896	7
Boise Inc (a)	146,816	879	Vital Images Inc (a)	7,045	103
Buckeye Technologies Inc	69,418	788	West Pharmaceutical Services Inc	34,976	1,271
Cellu Tissue Holdings Inc (a)	720	6	Wright Medical Group Inc (a)	5,636	88
Clearwater Paper Corp (a)	1,200	74	Young Innovations Inc	1,438	38
Domtar Corp	6,257	366		$ 11,699
KapStone Paper and Packaging Corp (a)	62,823	718	Healthcare - Services - 1.63%
Mercer International Inc (a)	34,470	185	Allied Healthcare International Inc (a)	75,937	188
Neenah Paper Inc	6,577	118	American Dental Partners Inc (a)	21,700	248
PH Glatfelter Co	97,293	1,113	American Shared Hospital Services (a)	1,075	4
Potlatch Corp	12,822	475	AMERIGROUP Corp (a)	11,511	412
Wausau Paper Corp (a)	10,234	70	Amsurg Corp (a)	31,961	586
	$ 4,792		Assisted Living Concepts Inc (a)	12,346	388
Gas - 0.64%			BioClinica Inc (a)	3,795	15
Chesapeake Utilities Corp	2,158	72	Capital Senior Living Corp (a)	26,606	144
Laclede Group Inc/The	7,775	271	Centene Corp (a)	19,209	410
New Jersey Resources Corp	18,710	699	Continucare Corp (a)	1,374	5
Nicor Inc	21,864	958	Dynacq Healthcare Inc (a)	172	—
Northwest Natural Gas Co	5,634	267	Five Star Quality Care Inc (a)	61,898	227
Piedmont Natural Gas Co Inc	27,963	744	Gentiva Health Services Inc (a)	21,887	452
South Jersey Industries Inc	5,633	263	Healthsouth Corp (a)	12,022	223
Southwest Gas Corp	21,098	679	Healthspring Inc (a)	124,804	2,346
WGL Holdings Inc	21,389	771	Healthways Inc (a)	8,753	125
	$ 4,724		Kindred Healthcare Inc (a)	58,858	783
			LifePoint Hospitals Inc (a)	34,304	1,060
Hand & Machine Tools - 0.62%			Magellan Health Services Inc (a)	15,485	651
Baldor Electric Co	53,484	2,044	Medcath Corp (a)	49,088	435
Franklin Electric Co Inc	720	22	Molina Healthcare Inc (a)	24,316	725
Hardinge Inc	7,522	64
Lincoln Electric Holdings Inc	37,012	2,044	National Healthcare Corp	2,278	80
LS Starrett Co	180	2	Nighthawk Radiology Holdings Inc (a)	2,586	8
QEP Co Inc (a)	359	4	NovaMed Inc (a)	5,737	47
Regal-Beloit Corp	5,671	345	OCA Inc (a),(b),(c)	1,600	—
Thermadyne Holdings Corp (a)	3,117	43	Odyssey HealthCare Inc (a)	720	19
		$ 4,568	Orchid Cellmark Inc (a)	5,015	8
			Psychiatric Solutions Inc (a)	3,478	115
Healthcare - Products - 1.59%			RehabCare Group Inc (a)	5,804	124
Affymetrix Inc (a)	14,149	69
			Res-Care Inc (a)	32,470	318
Allied Healthcare Products (a)	5,732	19
			Select Medical Holdings Corp (a)	12,830	84
See accompanying notes			271

Schedule of Investments
SmallCap Value Fund II
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Services (continued)			Insurance (continued)
Skilled Healthcare Group Inc (a)	23,485 $	62	Enstar Group Ltd (a)	1,558 $	113
Sun Healthcare Group Inc (a)	50,810	421	FBL Financial Group Inc	35,034	795
SunLink Health Systems Inc (a)	4,000	9	First Acceptance Corp (a)	19,254	33
Sunrise Senior Living Inc (a)	5,420	16	First American Financial Corp	25,062	370
Triple-S Management Corp (a)	24,227	482	First Mercury Financial Corp	17,670	203
US Physical Therapy Inc (a)	240	4	Flagstone Reinsurance Holdings SA	82,892	915
WellCare Health Plans Inc (a)	28,427	733	FPIC Insurance Group Inc (a)	9,329	276
	$ 11,957		Global Indemnity PLC (a)	14,616	222
Holding Companies - Diversified - 0.05%			Greenlight Capital Re Ltd (a)	7,012	181
Compass Diversified Holdings	7,749	117	Hallmark Financial Services (a)	28,106	285
Harbinger Group Inc (a)	20,139	129	Hanover Insurance Group Inc/The	118,279	5,184
Primoris Services Corp	7,074	51	Harleysville Group Inc	5,534	175
Resource America Inc	10,455	45	HCC Insurance Holdings Inc	153,548	4,011
	$ 342		Horace Mann Educators Corp	83,980	1,412
Home Builders - 0.48%			Independence Holding Co	8,879	57
Beazer Homes USA Inc (a)	62,791	265	Infinity Property & Casualty Corp	12,492	600
Brookfield Homes Corp (a)	21,862	163	Investors Title Co	627	18
Cavco Industries Inc (a)	2,657	93	Maiden Holdings Ltd	68,372	469
Hovnanian Enterprises Inc (a)	18,524	81	MBIA Inc (a)	272,512	2,365
M/I Homes Inc (a)	22,115	233	Meadowbrook Insurance Group Inc	63,212	580
MDC Holdings Inc	16,454	479	Mercer Insurance Group Inc	4,836	81
Meritage Homes Corp (a)	63,079	1,109	MGIC Investment Corp (a)	156,580	1,344
Orleans Homebuilders Inc (a)	7,702	1	Montpelier Re Holdings Ltd ADR	174,385	2,836
Palm Harbor Homes Inc (a)	8,236	19	National Interstate Corp	2,287	51
Ryland Group Inc	39,476	644	National Security Group Inc	269	3
Skyline Corp	2,762	55	National Western Life Insurance Co	573	88
Standard Pacific Corp (a)	104,309	418	Navigators Group Inc/The (a)	10,165	433
	$ 3,560		NYMAGIC Inc	9,619	246
Home Furnishings - 0.29%			OneBeacon Insurance Group Ltd	21,251	338
Audiovox Corp (a)	17,902	134	Phoenix Cos Inc/The (a)	248,253	596
Bassett Furniture Industries Inc (a)	8,421	41	Platinum Underwriters Holdings Ltd	33,460	1,308
Cobra Electronics Corp (a)	6,755	18	PMA Capital Corp (a)	47,686	320
			PMI Group Inc/The (a)	110,321	345
Emerson Radio Corp	8,455	19
Ethan Allen Interiors Inc	14,596	224	Presidential Life Corp	35,189	345
Flexsteel Industries	2,117	24	Primerica Inc	6,115	143
Furniture Brands International Inc (a)	80,007	442	ProAssurance Corp (a)	8,153	485
Hooker Furniture Corp	12,035	142	Protective Life Corp	88,266	1,985
Kimball International Inc	41,251	257	Radian Group Inc	278,825	2,398
La-Z-Boy Inc (a)	75,861	649	RLI Corp	4,676	259
Sealy Corp (a)	37,647	103	Safety Insurance Group Inc	22,434	879
Select Comfort Corp (a)	3,237	25	SeaBright Holdings Inc	31,137	255
Stanley Furniture Co Inc (a)	4,691	18	Selective Insurance Group Inc	79,872	1,243
Universal Electronics Inc (a)	3,357	59	State Auto Financial Corp	35,366	556
	$ 2,155		Stewart Information Services Corp	25,521	255
Housewares - 0.04%			Tower Group Inc	140,063	3,018
Libbey Inc (a)	6,355	79	Unico American Corp	5,796	52
Lifetime Brands Inc (a)	14,054	207	United Fire & Casualty Co	31,503	676
			Unitrin Inc	50,694	1,409
	$ 286		Universal American Corp/NY (a)	112,586	1,884
Insurance - 8.05%			Universal Insurance Holdings Inc	6,835	27
21st Century Holding Co	3,672	14	Validus Holdings Ltd	4,651	116
Affirmative Insurance Holdings Inc (a)	6,896	27
Alterra Capital Holdings Ltd	50,223	972		$ 59,194
American Equity Investment Life Holding Co	129,755	1,402	Internet - 0.96%
			1-800-Flowers.com Inc (a)	20,024	44
American Physicians Capital Inc	3,333	136	ActivIdentity Corp (a)	27,949	55
American Physicians Service Group Inc	2,399	63	Alloy Inc (a)	10,833	103
American Safety Insurance Holdings Ltd (a)	19,357	319
			Arbinet Corp (a)	1,849	15
Amerisafe Inc (a)	6,662	120
			Atrinsic Inc (a)	6,388	5
Amtrust Financial Services Inc	8,845	113	DealerTrack Holdings Inc (a)	2,510	39
Argo Group International Holdings Ltd	34,799	1,084	Digital River Inc (a)	7,794	205
Aspen Insurance Holdings Ltd	89,238	2,441	Earthlink Inc	190,198	1,679

Assured Guaranty Ltd	23,502	369	ePlus Inc (a)	10,213	183
Baldwin & Lyons Inc	14,034	313	Hollywood Media Corp (a)	3,985	4
Citizens Inc/TX (a)	14,389	96
			Infospace Inc (a)	76,253	597
CNA Surety Corp (a)	42,974	742
			Internap Network Services Corp (a)	32,621	152
CNO Financial Group Inc (a)	1,028,262	5,521
			Internet Brands Inc (a)	37,293	409
Delphi Financial Group Inc	97,611	2,533	Internet Capital Group Inc (a)	36,276	306
Donegal Group Inc	19,068	224	Ipass Inc (a)	28,126	36
Eastern Insurance Holdings Inc	5,136	59	j2 Global Communications Inc (a)	3,597	85
EMC Insurance Group Inc	11,747	263	Keynote Systems Inc	8,136	81

Employers Holdings Inc	9,349	145	Knot Inc/The (a)	5,498	45
See accompanying notes			272

Schedule of Investments
SmallCap Value Fund II
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Internet (continued)			Machinery - Construction & Mining - 0.02%
Lionbridge Technologies Inc (a)	9,359 $	46	Astec Industries Inc (a)	4,436 $	139
Looksmart Ltd (a)	14,346	22
ModusLink Global Solutions Inc (a)	67,399	442	Machinery - Diversified - 0.91%
Online Resources Corp (a)	10,249	43	Alamo Group Inc	19,150	448
Openwave Systems Inc (a)	17,322	35	Albany International Corp	25,292	464
PC-Tel Inc (a)	47	—	Applied Industrial Technologies Inc	31,014	868
Perficient Inc (a)	2,878	25	Briggs & Stratton Corp	69,259	1,314
RealNetworks Inc (a)	111,371	370	Cascade Corp	2,038	78
Reis Inc (a)	11,680	78	Chart Industries Inc (a)	27,512	490
S1 Corp (a)	13,550	80	Cognex Corp	12,401	231
Safeguard Scientifics Inc (a)	9,169	116	Columbus McKinnon Corp/NY (a)	16,695	263
support.com Inc (a)	34,712	143	DXP Enterprises Inc (a)	8,124	167
TechTarget Inc (a)	13,454	78	Flow International Corp (a)	16,649	45
TeleCommunication Systems Inc (a)	10,552	38	Gencor Industries Inc (a)	717	5
TheStreet.com Inc	22,916	70	Gerber Scientific Inc (a)	46,312	266
TIBCO Software Inc (a)	29,684	403	Hurco Cos Inc (a)	4,196	71
United Online Inc	149,074	943	Intermec Inc (a)	7,794	82
ValueClick Inc (a)	7,074	77	Intevac Inc (a)	1,995	22
VASCO Data Security International Inc (a)	1,858	12	Kadant Inc (a)	16,386	319
Web.com Group Inc (a)	7,724	26	Key Technology Inc (a)	1,321	16
	$ 7,090		Manitowoc Co Inc/The	6,664	69
Investment Companies - 1.91%			NACCO Industries Inc	4,481	399
American Capital Ltd (a)	348,353	1,807	Nordson Corp	7,400	467
Ante5 Inc (a)	6,777	2	Robbins & Myers Inc	6,955	165
Apollo Investment Corp	423,706	4,279	Tecumseh Products Co (a)	21,019	272
Ares Capital Corp	274,381	3,844	Twin Disc Inc	10,987	142
Arlington Asset Investment Corp	2,638	53		$ 6,663
BlackRock Kelso Capital Corp	14,509	155	Media - 1.04%
Fifth Street Finance Corp	185,944	2,019	4Kids Entertainment Inc (a)	10,120	7
Golub Capital BDC Inc	2,877	40	AH Belo Corp (a)	32,898	255
Harris & Harris Group Inc (a)	13,397	55	Beasley Broadcasting Group Inc (a)	5,597	31
Hercules Technology Growth Capital Inc	8,813	92	Belo Corp (a)	44,841	271
Main Street Capital Corp	4,916	81	Courier Corp	8,771	140
MCG Capital Corp	118,962	689	Cumulus Media Inc (a)	15,248	46
Medallion Financial Corp	21,116	148	Dex One Corp (a)	11,871	215
PennantPark Investment Corp	8,035	84	Dolan Co/The (a)	6,715	78
Prospect Capital Corp	53,782	523	Entercom Communications Corp (a)	1,558	13
Solar Capital Ltd	1,743	36	EW Scripps Co (a)	81,499	640
TICC Capital Corp	10,004	88	Fisher Communications Inc (a)	6,039	107
Triangle Capital Corp	1,777	27	Gray Television Inc (a)	26,795	70
	$ 14,022		Here Media Inc (a),(b),(c)	3,700	—
Iron & Steel - 0.06%			Here Media Inc - Special Shares (a),(b),(c)	3,700	—
Friedman Industries	3,277	18	John Wiley & Sons Inc	70,537	2,778
Schnitzer Steel Industries Inc	3,420	157	Journal Communications Inc (a)	38,478	183
Shiloh Industries Inc (a)	17,081	165	Lee Enterprises Inc (a)	21,200	62
Universal Stainless & Alloy (a)	5,647	129	Liberty Media Corp - Capital Series A (a)	1,235	58
	$ 469		LIN TV Corp (a)	75,189	440
Leisure Products & Services - 0.23%			LodgeNet Interactive Corp (a)	6,835	25
Aldila Inc (a)	1,259	5	McClatchy Co/The (a)	51,405	180
Arctic Cat Inc (a)	19,674	196	Media General Inc (a)	14,963	154
Brunswick Corp/DE	36,264	614	Mediacom Communications Corp (a)	22,091	162
Callaway Golf Co	87,698	592	New Frontier Media Inc (a)	917	1
Cybex International Inc (a)	4,747	8	Nexstar Broadcasting Group Inc (a)	3,357	18
Escalade Inc (a)	1,608	8	Outdoor Channel Holdings Inc (a)	6,798	39
GameTech International Inc (a)	627	—	Radio One Inc (a)	40,151	45
Johnson Outdoors Inc (a)	7,499	95	Saga Communications Inc (a)	3,426	77
Life Time Fitness Inc (a)	1,799	65	Salem Communications Corp (a)	5,196	18
Multimedia Games Inc (a)	17,783	75	Scholastic Corp	46,529	1,178
Nautilus Inc (a)	22,836	45	Sinclair Broadcast Group Inc (a)	57,450	348
	$ 1,703		World Wrestling Entertainment Inc	1,830	29
Lodging - 0.71%				$ 7,668
Ameristar Casinos Inc	8,353	132	Metal Fabrication & Hardware - 1.52%
Boyd Gaming Corp (a)	72,863	617	AM Castle & Co (a)	36,010	532
Gaylord Entertainment Co (a)	92,346	2,677	Chicago Rivet & Machine Co	269	4
Marcus Corp	11,527	141	CIRCOR International Inc	3,568	112
Monarch Casino & Resort Inc (a)	4,431	47	Commercial Metals Co	23,855	343
MTR Gaming Group Inc (a)	14,706	32	Dynamic Materials Corp	2,988	44
Orient-Express Hotels Ltd (a)	141,617	1,289	Eastern Co/The	538	9
Red Lion Hotels Corp (a)	35,584	265	Haynes International Inc	8,968	301
	$ 5,200		Kaydon Corp	46,026	1,749
			Ladish Co Inc (a)	13,834	407
See accompanying notes			273

Schedule of Investments
SmallCap Value Fund II
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Metal Fabrication & Hardware (continued)			Oil & Gas (continued)
Lawson Products Inc/DE	8,612 $	153	Cheniere Energy Inc (a)	21,100 $	60
LB Foster Co (a)	7,166	219	Clayton Williams Energy Inc (a)	2,745	122
Mueller Industries Inc	59,596	1,472	Comstock Resources Inc (a)	32,575	824
Mueller Water Products Inc - Class A	177,963	677	Concho Resources Inc/Midland TX (a)	26,301	1,578
NN Inc (a)	12,179	72	Contango Oil & Gas Co (a)	1,558	68
North American Galvanizing & Coating Inc (a)	2,638	20	CVR Energy Inc (a)	70,145	568
Northwest Pipe Co (a)	9,597	174	Delek US Holdings Inc	39,815	299
Olympic Steel Inc	10,971	279	Double Eagle Petroleum Co (a)	5,848	25
RTI International Metals Inc (a)	47,833	1,358	Energy Partners Ltd (a)	36,124	462
Valmont Industries Inc	41,280	2,933	Energy XXI Bermuda Ltd (a)	9,395	159
Worthington Industries Inc	20,297	291	Frontier Oil Corp	83,762	1,029
	$ 11,149		GeoMet Inc (a)	16,119	16
Mining - 1.28%			Georesources Inc (a)	5,156	76
Brush Engineered Materials Inc (a)	21,264	507	GMX Resources Inc (a)	27,100	168
Century Aluminum Co (a)	131,172	1,369	Goodrich Petroleum Corp (a)	19,496	242
Charles & Colvard Ltd (a)	4,718	13	Gran Tierra Energy Inc (a)	19,503	109
Coeur d'Alene Mines Corp (a)	132,537	2,018	Harvest Natural Resources Inc (a)	46,631	387
Compass Minerals International Inc	1,909	135	Hercules Offshore Inc (a)	189,266	481
Hecla Mining Co (a)	91,343	451	HKN Inc (a)	4,891	15
Horsehead Holding Corp (a)	10,988	84	Mariner Energy Inc (a)	66	2
Kaiser Aluminum Corp	28,358	1,163	Miller Petroleum Inc (a)	7,074	35
Thompson Creek Metals Co Inc (a)	264,857	2,463	Oasis Petroleum Inc (a)	127,600	2,195
US Gold Corp (a)	27,527	136	Parker Drilling Co (a)	151,528	633
USEC Inc (a)	189,946	1,051	Penn Virginia Corp	96,000	1,824
	$ 9,390		Petroleum Development Corp (a)	24,059	701
Miscellaneous Manufacturing - 2.61%			Petroquest Energy Inc (a)	32,046	213
Actuant Corp	170,576	3,517	Pioneer Drilling Co (a)	102,021	675
Acuity Brands Inc	4,673	197	Resolute Energy Corp (a)	150,749	1,794
American Biltrite Inc (a)	1	—	Rex Energy Corp (a)	5,995	64
American Railcar Industries Inc (a)	14,381	196	Rosetta Resources Inc (a)	23,851	526
Ameron International Corp	14,800	909	Seahawk Drilling Inc (a)	3,088	31
AO Smith Corp	60,023	3,282	Stone Energy Corp (a)	28,653	337
Barnes Group Inc	2,399	44	Swift Energy Co (a)	38,913	1,009
Ceradyne Inc (a)	37,653	876	Unit Corp (a)	97,926	4,005
CLARCOR Inc	5,271	198	Vaalco Energy Inc (a)	17,508	105
Core Molding Technologies Inc (a)	344	2	Venoco Inc (a)	627	12
EnPro Industries Inc (a)	3,118	93	Voyager Oil & Gas Inc (a)	6,777	25
ESCO Technologies Inc	6,835	204	W&T Offshore Inc	8,633	80
Federal Signal Corp	121,344	723	Warren Resources Inc (a)	23,503	74
FreightCar America Inc	13,998	348	Western Refining Inc (a)	104,181	552
GP Strategies Corp (a)	12,047	91		$ 28,725
Griffon Corp (a)	73,152	992	Oil & Gas Services - 2.49%
Hexcel Corp (a)	143,322	2,679	Allis-Chalmers Energy Inc (a)	124,507	325
Koppers Holdings Inc	20,540	510	Basic Energy Services Inc (a)	61,553	576
Lydall Inc (a)	24,510	175	Bolt Technology Corp (a)	1,036	10
MFRI Inc (a)	5,284	33	Boots & Coots Inc (a)	2,998	9
Movado Group Inc (a)	25,113	285	Cal Dive International Inc (a)	34,122	202
Myers Industries Inc	51,578	409	Complete Production Services Inc (a)	125,353	2,414
NL Industries Inc	5,242	44	Dawson Geophysical Co (a)	8,872	207
Park-Ohio Holdings Corp (a)	3,764	51	Exterran Holdings Inc (a)	87,503	2,334
Polypore International Inc (a)	12,959	318	Geokinetics Inc (a)	1,580	7
Standex International Corp	11,684	351	Global Industries Ltd (a)	130,326	618
Synalloy Corp	580	5	Gulf Island Fabrication Inc	17,599	316
Tredegar Corp	37,216	642	Helix Energy Solutions Group Inc (a)	216,265	2,031
Trinity Industries Inc	99,988	2,037	Hornbeck Offshore Services Inc (a)	67,744	1,140
	$ 19,211		ION Geophysical Corp (a)	27,015	119
Office Furnishings - 0.05%			Key Energy Services Inc (a)	108,647	1,050
Kewaunee Scientific Corp	627	7	Matrix Service Co (a)	8,753	85
Steelcase Inc	51,448	356	Mitcham Industries Inc (a)	4,681	34
Virco Manufacturing	4,847	14	Natural Gas Services Group Inc (a)	17,535	290
		$ 377	Newpark Resources Inc (a)	95,125	760
Oil & Gas - 3.91%			Oil States International Inc (a)	63,132	2,900
Alon USA Energy Inc	38,876	268	Omni Energy Services Corp (a)	860	2
Approach Resources Inc (a)	14,656	99	OYO Geospace Corp (a)	120	6
Atlas Energy Inc (a)	4,184	124	SEACOR Holdings Inc (a)	13,449	1,114
ATP Oil & Gas Corp (a)	49,037	518	Superior Energy Services Inc (a)	11,271	257
Berry Petroleum Co	47,022	1,402	Superior Well Services Inc (a)	9,600	179
Bill Barrett Corp (a)	67,757	2,397	T-3 Energy Services Inc (a)	11,737	297
BPZ Resources Inc (a)	16,548	75	Tesco Corp (a)	6,715	92
Brigham Exploration Co (a)	124,800	2,154	Tetra Technologies Inc (a)	61,043	636
Bronco Drilling Co Inc (a)	28,351	108	TGC Industries Inc (a)	1,630	6
See accompanying notes			274

Schedule of Investments
SmallCap Value Fund II
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas Services (continued)			REITS (continued)
Trico Marine Services Inc/United States (a)	18,426 $	14	DuPont Fabros Technology Inc	5,755 $	145
Union Drilling Inc (a)	11,117	66	Dynex Capital Inc	5,259	51
Willbros Group Inc (a)	26,332	240	EastGroup Properties Inc	3,357	122
	$ 18,336		Education Realty Trust Inc	14,028	97
Packaging & Containers - 1.39%			Entertainment Properties Trust	24,269	1,013
Graham Packaging Co Inc (a)	2,266	27	Equity Lifestyle Properties Inc	2,092	111
Graphic Packaging Holding Co (a)	280,017	980	Equity One Inc	50,705	864
Mod-Pac Corp (a)	1,250	5	Excel Trust Inc (a)	5,875	67
Packaging Corp of America	167,743	4,026	Extra Space Storage Inc	35,839	556
Rock-Tenn Co	6,955	370	First Industrial Realty Trust Inc (a)	60,214	254
Silgan Holdings Inc	164,352	4,671	First Potomac Realty Trust	23,035	358
Temple-Inland Inc	7,247	145	Franklin Street Properties Corp	36,773	449
	$ 10,224		Gladstone Commercial Corp	3,201	55
Pharmaceuticals - 0.64%			Glimcher Realty Trust	17,867	119
Alkermes Inc (a)	15,229	197	Government Properties Income Trust	96,241	2,674
Anika Therapeutics Inc (a)	7,403	43	Gramercy Capital Corp/New York (a)	83,050	120
Animal Health International Inc (a)	2,609	7	Hatteras Financial Corp	53,358	1,581
Curative Health Services Inc (a),(b),(c)	4,500	—	Healthcare Realty Trust Inc	16,068	377
Hi-Tech Pharmacal Co Inc (a)	3,872	68	Hersha Hospitality Trust	25,708	131
Impax Laboratories Inc (a)	2,638	43	Highwoods Properties Inc	32,956	1,032
Infinity Pharmaceuticals Inc (a)	1,990	12	Home Properties Inc	10,303	512
KV Pharmaceutical Co (a)	36,829	39	Inland Real Estate Corp	63,739	529
Lannett Co Inc (a)	4,209	19	Invesco Mortgage Capital Inc	5,755	117
Matrixx Initiatives Inc (a)	4,764	23	Investors Real Estate Trust	37,053	314
Medicis Pharmaceutical Corp	32,307	819	iStar Financial Inc (a)	20,051	102
Natural Alternatives International Inc (a)	1,459	11	Kilroy Realty Corp	60,905	2,045
Nutraceutical International Corp (a)	5,532	88	Kite Realty Group Trust	21,758	101
Omega Protein Corp (a)	16,027	83	LaSalle Hotel Properties	111,387	2,642
Par Pharmaceutical Cos Inc (a)	17,443	460	Lexington Realty Trust	79,344	510
PharMerica Corp (a)	54,438	711	LTC Properties Inc	15,896	392
Schiff Nutrition International Inc	3,657	29	Medical Properties Trust Inc	70,286	699
Sucampo Pharmaceuticals Inc (a)	1,203	5	MFA Financial Inc	176,021	1,292
Theragenics Corp (a)	34,889	42	Mid-America Apartment Communities Inc	24,548	1,386
Viropharma Inc (a)	149,912	1,974	Mission West Properties Inc	6,668	47
	$ 4,673		Monmouth Real Estate Investment Corp	9,840	77
Pipelines - 0.10%			National Health Investors Inc	3,598	135
Crosstex Energy Inc (a)	91,077	705	National Retail Properties Inc	53,087	1,228
			NorthStar Realty Finance Corp	112,047	384
Real Estate - 0.19%			Omega Healthcare Investors Inc	37,815	832
Avatar Holdings Inc (a)	11,557	231	One Liberty Properties Inc	3,357	52
California Coastal Communities Inc (a)	9,672	16	Parkway Properties Inc/Md	14,561	243
Forest City Enterprises Inc (a)	21,314	271	Pebblebrook Hotel Trust (a)	3,690	67
Forestar Group Inc (a)	9,323	150	Pennsylvania Real Estate Investment Trust	37,245	458
HFF Inc (a)	2,758	24	Post Properties Inc	12,591	321
Hilltop Holdings Inc (a)	46,411	483	PS Business Parks Inc	3,837	223
Retail Opportunity Investments Corp	9,353	92	Ramco-Gershenson Properties Trust	8,513	98
Stratus Properties Inc (a)	538	5	Redwood Trust Inc	64,562	1,010
Terreno Realty Corp (a)	1,681	30	Saul Centers Inc	913	39
Thomas Properties Group Inc	11,437	42	Senior Housing Properties Trust	16,738	377
United Capital Corp (a)	1,702	42	Sovran Self Storage Inc	18,762	691
	$ 1,386		Starwood Property Trust Inc	10,672	190
			Strategic Hotels & Resorts Inc (a)	23,623	109
REITS - 5.18%

Acadia Realty Trust	8,274	153	Sun Communities Inc	4,916	143
Agree Realty Corp	3,198	74	Sunstone Hotel Investors Inc (a)	21,043	217
American Campus Communities Inc	13,550	392	Tanger Factory Outlet Centers	4,436	198
American Capital Agency Corp	8,366	230	Urstadt Biddle Properties Inc	13,345	238
Anworth Mortgage Asset Corp	59,247	413	U-Store-It Trust	24,222	195
Ashford Hospitality Trust Inc (a)	64,480	566	Walter Investment Management Corp	5,755	99
Associated Estates Realty Corp	6,398	89	Washington Real Estate Investment Trust	11,752	357
BioMed Realty Trust Inc	51,079	921		$ 38,091
CapLease Inc	11,075	54	Retail - 6.08%
			99 Cents Only Stores (a)	2,061	34
Capstead Mortgage Corp	120,866	1,415	AC Moore Arts & Crafts Inc (a)	7,543	19
CBL & Associates Properties Inc	70,343	990	AFC Enterprises Inc (a)	1,799	17
Cedar Shopping Centers Inc	14,149	88	America's Car-Mart Inc (a)	1,488	35
Chatham Lodging Trust (a)	3,357	51	Asbury Automotive Group Inc (a)	8,685	117
Cogdell Spencer Inc	9,593	71
Colonial Properties Trust	35,418	571	Barnes & Noble Inc	99,097	1,286
Cousins Properties Inc	20,025	137	Bebe Stores Inc	72,556	432
			Benihana Inc (a)	269	2
DCT Industrial Trust Inc	108,852	510	Benihana Inc - Class A (a)	3,887	24
Developers Diversified Realty Corp	31,998	363	Biglari Holdings Inc (a)	1,354	393
DiamondRock Hospitality Co	232,456	2,158
See accompanying notes			275

Schedule of Investments
SmallCap Value Fund II
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Retail (continued)			Retail (continued)
Bob Evans Farms Inc	49,730 $	1,304	Red Robin Gourmet Burgers Inc (a)	28,628 $	610
Bon-Ton Stores Inc/The (a)	5,505	53	Regis Corp	121,862	1,856
Books-A-Million Inc	12,148	78	Retail Ventures Inc (a)	11,299	109
Borders Group Inc (a)	13,466	18	Rite Aid Corp (a)	114,878	114
Brown Shoe Co Inc	46,243	676	Ruby Tuesday Inc (a)	113,311	1,158
Buckle Inc/The	796	22	Rush Enterprises Inc - Class A (a)	47,008	702
Build-A-Bear Workshop Inc (a)	32,168	194	Rush Enterprises Inc - Class B (a)	11,163	146
Cabela's Inc (a)	125,815	1,961	Saks Inc (a)	249,702	2,051
Cache Inc (a)	17,185	89	Sally Beauty Holdings Inc (a)	3,478	33
Casey's General Stores Inc	17,722	678	Shoe Carnival Inc (a)	16,399	345
Cash America International Inc	5,037	169	Sonic Automotive Inc (a)	27,827	275
Casual Male Retail Group Inc (a)	2,520	9	Sport Chalet Inc - Class A (a)	5,105	11
Cato Corp/The	15,506	361	Sport Chalet Inc - Class B (a)	717	2
Charming Shoppes Inc (a)	114,212	512	Sport Supply Group Inc	11,150	151
Childrens Place Retail Stores Inc/The (a)	1,079	45	Stage Stores Inc	88,569	974
Christopher & Banks Corp	29,207	216	Stein Mart Inc (a)	6,989	54
Coast Distribution System/CA (a)	2,597	10	Steinway Musical Instruments Inc (a)	9,471	185
Collective Brands Inc (a)	18,844	302	Susser Holdings Corp (a)	8,579	103
Conn's Inc (a)	28,043	147	Syms Corp (a)	5,642	42
Cost Plus Inc (a)	8,418	29	Systemax Inc	7,009	115
Cracker Barrel Old Country Store Inc	10,455	512	Talbots Inc (a)	3,477	40
dELiA*s Inc (a)	5,815	8	Tuesday Morning Corp (a)	58,117	253
Denny's Corp (a)	60,363	162	Wendy's/Arby's Group Inc	39,500	172
Destination Maternity Corp (a)	2,150	67	West Marine Inc (a)	32,372	336
Dillard's Inc	118,174	2,735	Wet Seal Inc/The (a)	10,792	36
DineEquity Inc (a)	16,529	603	World Fuel Services Corp	22,112	576
Domino's Pizza Inc (a)	5,876	75	Zale Corp (a)	36,358	64
Dress Barn Inc (a)	18,659	461		$ 44,723
Duckwall-ALCO Stores Inc (a)	5,911	83	Savings & Loans - 3.25%
Ezcorp Inc (a)	1,319	26	Abington Bancorp Inc	18,893	180
Finish Line Inc/The	28,796	412	Ameriana Bancorp	2,687	11
First Cash Financial Services Inc (a)	117,476	2,817	Anchor Bancorp Wisconsin Inc (a)	8,597	6
Foot Locker Inc	18,044	245	Astoria Financial Corp	111,194	1,472
Fred's Inc	65,060	705	Atlantic Coast Federal Corp/Waycross GA (a)	1,072	2
Frisch's Restaurants Inc	448	9	B of I Holding Inc (a)	6,430	100
Gaiam Inc	16,280	97	BankAtlantic Bancorp Inc (a)	37,121	60
Genesco Inc (a)	43,353	1,183	BankFinancial Corp	24,310	216
Golfsmith International Holdings Inc (a)	1,421	5	Beneficial Mutual Bancorp Inc (a)	7,995	81
Group 1 Automotive Inc (a)	43,078	1,194	Berkshire Hills Bancorp Inc	11,128	225
Gymboree Corp (a)	52,515	2,273	Brookline Bancorp Inc	34,917	338
Hastings Entertainment Inc/United States (a)	1,165	8	Camco Financial Corp (a)	7,465	16
Haverty Furniture Cos Inc	32,001	388	Cape Bancorp Inc (a)	3,180	24
HOT Topic Inc	47,950	254	Capitol Federal Financial	92,225	2,899
J Alexander's Corp (a)	4,747	22	Carver Bancorp Inc	359	2
Jack in the Box Inc (a)	1,553	32	CFS Bancorp Inc	11,190	54
Jo-Ann Stores Inc (a)	6,390	268	Citizens Community Bancorp Inc/WI	2,150	8
Kenneth Cole Productions Inc (a)	11,438	154	Citizens South Banking Corp	7,821	44
Kirkland's Inc (a)	7,633	129	Danvers Bancorp Inc	77,730	1,275
Landry's Restaurants Inc (a)	4,388	107	Dime Community Bancshares	17,146	225
Lazare Kaplan International Inc (a)	8,585	7	ESB Financial Corp	3,431	49
Lithia Motors Inc	33,126	292	ESSA Bancorp Inc	11,802	150
Liz Claiborne Inc (a)	20,084	95	First Defiance Financial Corp	6,806	68
Luby's Inc (a)	21,761	113	First Federal Bancshares of Arkansas Inc	448	1
MarineMax Inc (a)	34,646	264	First Financial Holdings Inc	12,235	154
McCormick & Schmick's Seafood Restaurants Inc	8,396	67	First Financial Northwest Inc	7,047	32
(a)			First Pactrust Bancorp Inc	180	2
Men's Wearhouse Inc	112,096	2,182	First Place Financial Corp/OH (a)	17,717	64
Morton's Restaurant Group Inc (a)	10,804	53	Flagstar Bancorp Inc (a)	69,300	222
New York & Co Inc (a)	24,240	54	Flushing Financial Corp	37,559	468
O'Charleys Inc (a)	34,674	242	Fox Chase Bancorp Inc (a)	1,889	18
Office Depot Inc (a)	50,538	218	Hampden Bancorp Inc	448	4
OfficeMax Inc (a)	30,263	432	Heritage Financial Group	615	7
Pacific Sunwear Of California (a)	91,464	370	HF Financial Corp	4,179	41
Pantry Inc/The (a)	31,106	560	HMN Financial Inc (a)	180	1
Papa John's International Inc (a)	1,488	38	Home Bancorp Inc (a)	5,327	70
PC Connection Inc (a)	34,467	238	Home Federal Bancorp Inc/ID	9,450	123
PC Mall Inc (a)	6,071	26	HopFed Bancorp Inc	800	8
Penske Automotive Group Inc (a)	26,793	375	Investors Bancorp Inc (a)	9,234	121
PEP Boys-Manny Moe & Jack	89,550	860	K-Fed Bancorp	1,558	14
Phillips-Van Heusen Corp	64,533	3,349	Legacy Bancorp Inc/MA	6,627	54
Pier 1 Imports Inc (a)	15,642	109	LSB Corp	4,695	98
See accompanying notes			276

Schedule of Investments
SmallCap Value Fund II
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Savings & Loans (continued)			Semiconductors (continued)
Meridian Interstate Bancorp Inc (a)	5,611 $	61	Photronics Inc (a)	116,635 $	526
Meta Financial Group Inc	3,224	104	QLogic Corp (a)	134,013	2,133
MutualFirst Financial Inc	1,041	8	Richardson Electronics Ltd/United States	25,332	242
NASB Financial Inc	1,259	19	Rudolph Technologies Inc (a)	18,791	162
New Hampshire Thrift Bancshares Inc	896	9	Sigma Designs Inc (a)	49,132	503
NewAlliance Bancshares Inc	238,071	2,898	Silicon Image Inc (a)	59,400	253
Northeast Community Bancorp Inc	2,697	15	Silicon Laboratories Inc (a)	51,775	2,074
Northwest Bancshares Inc	329,803	4,000	Skyworks Solutions Inc (a)	170,500	2,989
OceanFirst Financial Corp	7,323	92	Standard Microsystems Corp (a)	3,936	87
Oritani Financial Corp	8,486	85	Tessera Technologies Inc (a)	5,396	92
Pacific Premier Bancorp Inc (a)	4,978	21	TriQuint Semiconductor Inc (a)	411,707	2,853
Parkvale Financial Corp	3,314	26	Ultra Clean Holdings (a)	1,369	15
People's United Financial Inc	10,208	141	Ultratech Inc (a)	1,798	33
Provident Financial Holdings Inc	6,794	42	Virage Logic Corp (a)	5,799	69
Provident Financial Services Inc	102,835	1,317	Zoran Corp (a)	44,997	387
Provident New York Bancorp	35,694	331		$ 22,100
Riverview Bancorp Inc (a)	11,395	23	Shipbuilding - 0.01%
Rome Bancorp Inc	6,179	57	Todd Shipyards Corp	4,146	63
Territorial Bancorp Inc	36,407	663
TF Financial Corp	1,165	24	Software - 0.90%
TierOne Corp (a)	2,447	—	Accelrys Inc (a)	10,159	72
Timberland Bancorp Inc/WA	7,281	29	Avid Technology Inc (a)	42,448	549
United Community Financial Corp/OH (a)	23,899	38	Bowne & Co Inc	17,448	197
United Financial Bancorp Inc	69,499	1,034	Bsquare Corp (a)	1,500	5
United Western Bancorp Inc	3,403	3	Concurrent Computer Corp (a)	2,411	12
ViewPoint Financial Group	3,585	35	CSG Systems International Inc (a)	5,230	99
Washington Federal Inc	207,157	3,604	Deltek Inc (a)	294	2
Waterstone Financial Inc (a)	4,891	20	Digi International Inc (a)	27,059	225
Westfield Financial Inc	19,715	162	DivX Inc (a)	23,564	179
	$ 23,868		Dynavox Inc (a)	2,421	37
Semiconductors - 3.01%			Epicor Software Corp (a)	7,435	58
Actel Corp (a)	23,855	350	EPIQ Systems Inc	8,034	105
Advanced Analogic Technologies Inc (a)	22,860	73	Fair Isaac Corp	18,456	440
Aetrium Inc (a)	352	1	JDA Software Group Inc (a)	8,993	211
Alpha & Omega Semiconductor Ltd (a)	1,798	22	Mantech International Corp (a)	720	29
Amkor Technology Inc (a)	34,935	202	Market Leader Inc (a)	2,508	5
Amtech Systems Inc (a)	7,645	77	Pegasystems Inc	5,500	169
Anadigics Inc (a)	10,421	46	Pervasive Software Inc (a)	9,309	45
Applied Micro Circuits Corp (a)	1,127	13	Quality Systems Inc	7,300	401
ATMI Inc (a)	27,993	415	Quest Software Inc (a)	13,007	262
AuthenTec Inc (a)	8,240	17	Schawk Inc	8,391	125
Axcelis Technologies Inc (a)	4,315	7	Seachange International Inc (a)	10,421	93
AXT Inc (a)	29,646	174	SoundBite Communications Inc (a)	100	—
Brooks Automation Inc (a)	29,187	223	SYNNEX Corp (a)	43,693	1,153
Cabot Microelectronics Corp (a)	13,018	426	Take-Two Interactive Software Inc (a)	39,906	409
Cascade Microtech Inc (a)	8,181	37	THQ Inc (a)	89,799	409
Ceva Inc (a)	876	11	Trident Microsystems Inc (a)	38,990	70
Cohu Inc	31,066	487	Tyler Technologies Inc (a)	75,067	1,233
Diodes Inc (a)	4,807	85		$ 6,594
DSP Group Inc (a)	44,539	311	Storage & Warehousing - 0.11%
Emulex Corp (a)	37,425	325	Mobile Mini Inc (a)	48,592	833
Entegris Inc (a)	49,858	230
Exar Corp (a)	33,171	232	Telecommunications - 2.07%
Fairchild Semiconductor International Inc (a)	182,082	1,653	ADC Telecommunications Inc (a)	19,386	247
FormFactor Inc (a)	11,152	108	ADPT Corp (a)	192,118	586
GSI Technology Inc (a)	2,359	16	ADTRAN Inc	8,748	276
Ikanos Communications Inc (a)	10,564	19	Alaska Communications Systems Group Inc	22,700	210
Integrated Device Technology Inc (a)	85,542	497	Anaren Inc (a)	9,206	146
Integrated Silicon Solution Inc (a)	18,921	163	Anixter International Inc (a)	11,619	562
International Rectifier Corp (a)	24,764	484	Arris Group Inc (a)	94,596	882
IXYS Corp (a)	7,549	67	Atlantic Tele-Network Inc	240	11
Kopin Corp (a)	22,892	86	Aviat Networks Inc (a)	88,443	357
Lattice Semiconductor Corp (a)	117,880	655	Black Box Corp	36,003	1,096
Mattson Technology Inc (a)	7,986	23	Cincinnati Bell Inc (a)	192,299	569
Micrel Inc	25,313	246	Clearfield Inc (a)	1,467	3
Microsemi Corp (a)	13,070	209	Comarco Inc (a)	4,259	11
Microtune Inc (a)	16,582	40	Communications Systems Inc	6,806	70
MKS Instruments Inc (a)	45,501	977	Comtech Telecommunications Corp (a)	19,304	416
MoSys Inc (a)	1,860	8	Consolidated Communications Holdings Inc	12,908	226
Omnivision Technologies Inc (a)	17,657	394	CPI International Inc (a)	10,237	144
Pericom Semiconductor Corp (a)	29,867	273	Ditech Networks Inc (a)	25,522	31
See accompanying notes			277

Schedule of Investments
SmallCap Value Fund II
July 31, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Telecommunications (continued)			Transportation (continued)
EchoStar Holding Corp (a)	18,124 $	346	Excel Maritime Carriers Ltd (a)	45,047 $	278
EMS Technologies Inc (a)	21,282	354	Frozen Food Express Industries Inc (a)	18,708	67
EndWave Corp (a)	9,116	26	Genco Shipping & Trading Ltd (a)	39,755	664
Extreme Networks (a)	55,083	157	General Maritime Corp	144,493	808
FiberTower Corp (a)	12,776	61	Golar LNG Ltd	24,685	266
General Communication Inc (a)	22,680	193	Gulfmark Offshore Inc (a)	27,960	823
Global Crossing Ltd (a)	20,683	239	Horizon Lines Inc	51,428	239
Globecomm Systems Inc (a)	24,417	201	International Shipholding Corp	6,850	171
Harmonic Inc (a)	36,056	251	Knightsbridge Tankers Ltd	11,501	215
Hughes Communications Inc (a)	1,319	33	Marten Transport Ltd	18,503	420
Hypercom Corp (a)	41,197	178	Nordic American Tanker Shipping Ltd	37,288	1,069
ID Systems Inc (a)	569	2	Overseas Shipholding Group Inc	53,508	2,099
IDT Corp (a)	986	15	Pacer International Inc (a)	2,850	23
IDT Corp - Class B (a)	47,455	879	PAM Transportation Services Inc (a)	10,768	157
Iridium Communications Inc (a)	43,575	449	PHI Inc (a)	13,574	216
Knology Inc (a)	1,079	12	Providence and Worcester Railroad Co	3,324	38
Leap Wireless International Inc (a)	46,488	553	Saia Inc (a)	13,077	197
Loral Space & Communications Inc (a)	8,507	407	Ship Finance International Ltd	33,744	643
Netgear Inc (a)	20,389	489	Teekay Tankers Ltd	5,995	80
Novatel Wireless Inc (a)	11,032	74	USA Truck Inc (a)	8,176	134
Occam Networks Inc (a)	1,889	12	Werner Enterprises Inc	22,663	522
Oplink Communications Inc (a)	5,036	81	YRC Worldwide Inc (a)	3,809	1
OpNext Inc (a)	21,260	38			$ 17,129
Optical Cable Corp (a)	5,568	17	Trucking & Leasing - 0.76%
Orbcomm Inc (a)	19,297	36	Aircastle Ltd	135,262	1,236
PAETEC Holding Corp (a)	15,708	62	Amerco Inc (a)	13,696	934
Performance Technologies Inc (a)	11,588	26	GATX Corp	71,762	2,028
Plantronics Inc	10,938	328	Greenbrier Cos Inc (a)	42,830	559
Powerwave Technologies Inc (a)	49,794	91	TAL International Group Inc	29,048	783
Premiere Global Services Inc (a)	14,869	93	Textainer Group Holdings Ltd	88	2
Relm Wireless Corp (a)	1,332	3	Willis Lease Finance Corp (a)	7,612	73
Soapstone Networks Inc (a)	6,090	—			$ 5,615
Sonus Networks Inc (a)	14,390	41	Water - 0.10%
SureWest Communications (a)	14,882	101	American States Water Co	3,910	138
Sycamore Networks Inc	22,531	524	California Water Service Group	4,436	158
Symmetricom Inc (a)	51,869	277	Consolidated Water Co Ltd	3,691	44
Syniverse Holdings Inc (a)	85,452	1,908	Pico Holdings Inc (a)	5,036	158
Tekelec (a)	15,109	214	SJW Corp	8,152	203
Telular Corp (a)	3,801	12			$ 701
Tessco Technologies Inc	3,392	48	TOTAL COMMON STOCKS		$ 704,099
Tollgrade Communications Inc (a)	13,191	88
				Maturity
USA Mobility Inc	3,717	55		Amount
UTStarcom Inc (a)	62,576	133
ViaSat Inc (a)	4,676	169	REPURCHASE AGREEMENTS - 3.54%	(000's)	Value (000's)
Vonage Holdings Corp (a)	24,383	60	Banks - 3.54%
WPCS International Inc (a)	2,259	6	Investment in Joint Trading Account; Bank of	$ 6,791	$ 6,791
XETA Technologies Inc (a)	7,545	24	America Repurchase Agreement; 0.19%
			dated 07/30/10 maturing 08/02/10
	$ 15,209		(collateralized by US Treasury Notes;
Textiles - 0.18%			$6,927,001; 1.38% - 3.63%; dated 05/15/12 -
Culp Inc (a)	3,195	33
Dixie Group Inc (a)	8,718	29	08/15/19)
			Investment in Joint Trading Account; Credit Suisse	5,994	5,994
G&K Services Inc	28,805	670	Repurchase Agreement; 0.20% dated
Unifirst Corp/MA	13,839	609	07/30/10 maturing 08/02/10 (collateralized by
	$ 1,341		US Treasury Note; $6,113,533; 2.00%; dated
Toys, Games & Hobbies - 0.10%			11/30/13)
Jakks Pacific Inc (a)	37,468	591	Investment in Joint Trading Account; Deutsche	6,791	6,791
Leapfrog Enterprises Inc (a)	4,048	21	Bank Repurchase Agreement; 0.19% dated
RC2 Corp (a)	5,385	89	07/30/10 maturing 08/02/10 (collateralized by
	$ 701		Sovereign Agency Issues; $6,927,001; 0.00%;
Transportation - 2.33%			dated 08/11/10 - 01/24/11)
Air Transport Services Group Inc (a)	62,924	334	Investment in Joint Trading Account; Morgan	6,473	6,473
Alexander & Baldwin Inc	59,525	1,997	Stanley Repurchase Agreement; 0.20% dated
American Commercial Lines Inc (a)	9,614	233	07/30/10 maturing 08/02/10 (collateralized by
Arkansas Best Corp	31,789	717	Sovereign Agency Issues; $6,602,616; 3.00%
Atlas Air Worldwide Holdings Inc (a)	29,333	1,716	- 6.88%; dated 09/15/10 - 07/28/14)
Bristow Group Inc (a)	61,687	2,063			$ 26,049
CAI International Inc (a)	10,123	132	TOTAL REPURCHASE AGREEMENTS		$ 26,049
Covenant Transportation Group Inc (a)	5,404	51
			Total Investments		$ 730,148
DHT Holdings Inc	44,837	189	Other Assets in Excess of Liabilities, Net - 0.68%		$ 4,970
Dynamex Inc (a)	2,038	27
Eagle Bulk Shipping Inc (a)	111,805	540	TOTAL NET ASSETS - 100.00%		$ 735,118
See accompanying notes			278

Schedule of Investments
SmallCap Value Fund II
July 31, 2010 (unaudited)

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 68,404
Unrealized Depreciation		(86,362)
Net Unrealized Appreciation (Depreciation)		$ (17,958)
Cost for federal income tax purposes		$ 748,106
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Financial		32.53%
Industrial		17.11%
Consumer, Cyclical		13.73%
Consumer, Non-cyclical		11.96%
Energy		6.81%
Technology		5.71%
Basic Materials		4.45%
Communications		4.12%
Utilities		2.85%
Diversified		0.05%
Other Assets in Excess of Liabilities, Net		0.68%
TOTAL NET ASSETS		100.00%

Futures Contracts

						Unrealized
Type	Long/Short	Contracts		Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2010	Long	487	$ 32,016		$ 31,543	$ (473)
						$ (473)

All dollar amounts are shown in thousands (000's)

See accompanying notes			279

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
MUNICIPAL BONDS - 105.70%	(000's)	Value (000's)	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
Alabama - 1.34%			California (continued)
Auburn University			Los Angeles Department of Water & Power
5.00%, 6/1/2038	$ 1,500	$ 1,560	5.25%, 07/01/2038(a)	$ 1,000	$ 1,067
Courtland Industrial Development Board			Los Angeles Harbor Department
5.20%, 6/1/2025	1,250	1,206	5.00%, 8/1/2031	1,240	1,296
Selma Industrial Development Board			Los Angeles Unified School District/CA
6.25%, 11/1/2033	700	731	5.00%, 7/1/2029	1,000	1,043
		$ 3,497	Morongo Band of Mission Indians
Alaska - 3.37%			6.50%, 3/1/2028(c),(d)	500	473
Alaska International Airports System AMBAC			Poway Unified School District
5.25%, 10/1/2027	4,500	4,951	0.00%, 8/1/2023(b)	1,250	632
Borough of Matanuska-Susitna AK ASSURED			0.00%, 8/1/2026(b)	1,275	520
GTY			Quechan Indian Tribe of Fort Yuma
5.50%, 9/1/2023	1,500	1,738	7.00%, 12/1/2027	200	164
City of Anchorage AK NATL-RE			Richmond Joint Powers Financing Authority
6.50%, 12/1/2013	1,235	1,442	6.25%, 7/1/2024	1,000	1,100
Northern Tobacco Securitization Corp			San Francisco City & County Airports Commission
5.00%, 6/1/2046	1,000	643	5.00%, 5/1/2040(e)	1,000	997
		$ 8,774	State of California
Arizona - 3.22%			5.25%, 7/1/2021	1,000	1,140
Arizona State Transportation Board			5.25%, 11/1/2025	2,000	2,085
5.00%, 07/01/2026(a)	1,500	1,648	5.75%, 4/1/2031	675	721
Arizona State University AMBAC			Tobacco Securitization Authority of Northern
5.25%, 9/1/2024	1,090	1,126	California
Glendale Industrial Development Authority			5.38%, 6/1/2038	1,000	758
5.00%, 5/15/2035	500	496	Tobacco Securitization Authority of Southern
5.13%, 5/15/2040	500	501	California
Maricopa County Pollution Control Corp			5.00%, 6/1/2037	1,000	730
6.00%, 5/1/2029	500	538	University of California
Navajo County Pollution Control Corp			5.50%, 5/15/2027	1,375	1,477
5.75%, 6/1/2034	1,000	1,067	5.75%, 05/15/2023(a)	930	1,108
Phoenix Civic Improvement Corp			5.75%, 05/15/2025(a)	1,380	1,622
5.00%, 7/1/2034	1,000	1,054			$ 32,642
Pima County Industrial Development Authority			Colorado - 2.60%
6.25%, 6/1/2026	160	138	City of Colorado Springs CO AGM
6.55%, 12/1/2037	300	297	5.25%, 12/15/2022	3,000	3,294
Salt River Project Agricultural Improvement &			Colorado Educational & Cultural Facilities
Power District			Authority
5.00%, 1/1/2039	1,500	1,579	0.26%, 10/1/2038	700	700
		$ 8,444	Colorado Health Facilities Authority AGM
California - 12.53%			5.20%, 3/1/2031	1,000	1,038
Bay Area Toll Authority			Lincoln Park Metropolitan District
5.00%, 04/01/2034(a)	2,500	2,591	6.20%, 12/1/2037	500	494
5.00%, 04/01/2039(a)	1,000	1,027	Platte River Power Authority
Beverly Hills Unified School District/CA			5.00%, 6/1/2026	1,135	1,262
0.00%, 8/1/2027(b)	3,000	1,276			$ 6,788
California State Public Works Board			Connecticut - 0.55%
5.00%, 4/1/2030	1,175	1,125	State of Connecticut ACA
California Statewide Communities Development			6.60%, 7/1/2024	1,500	1,430
Authority
6.25%, 11/15/2019	500	554	District of Columbia - 2.53%
6.63%, 11/15/2024	500	538	District of Columbia
California Statewide Communities Development			6.38%, 10/1/2034	1,000	1,075
Authority FHA INS			District of Columbia Income Tax Revenue MBIA
6.63%, 8/1/2029	1,000	1,125	5.00%, 12/01/2024(a)	715	800
City of Vernon CA			District of Columbia Income Tax Revenue MBIA-
5.13%, 8/1/2021	1,000	1,064	IBC
Foothill-Eastern Transportation Corridor			5.00%, 12/01/2023(a)	1,785	2,015
Agency NATL-RE			District of Columbia Water & Sewer
0.00%, 1/15/2018(b)	2,000	1,215	Authority AGM
Golden State Tobacco Securitization Corp			5.50%, 10/1/2017	500	602
4.50%, 6/1/2027	1,235	1,070	District of Columbia Water & Sewer
5.00%, 6/1/2045	1,000	908	Authority AGM-CR NATL-RE-FGIC
Hesperia Public Financing Authority XLCA			5.50%, 10/1/2041	2,000	2,120
5.00%, 9/1/2031	1,000	835			$ 6,612
Jurupa Unified School District NATL-RE FGIC			Florida - 5.58%
5.13%, 8/1/2022	1,700	1,740	Bay Laurel Center Community Development
Lancaster Redevelopment Agency			District
6.50%, 8/1/2029	580	641	5.45%, 5/1/2037	470	400

See accompanying notes			280

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
MUNICIPAL BONDS (continued)	(000's)	Value (000's)	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
Florida (continued)			Illinois (continued)
City of Port St Lucie FL NATL-RE			Illinois Finance Authority
5.00%, 7/1/2033	$ 500	$ 461	5.00%, 8/15/2026	$ 160	$ 134
County of Alachua FL			5.10%, 8/15/2031	505	403
5.88%, 11/15/2042	150	131	5.38%, 8/15/2024	500	541
County of Miami-Dade FL ASSURED GTY			5.50%, 8/1/2037	1,000	921
5.25%, 10/1/2033	2,000	2,009	5.75%, 8/15/2030	1,000	1,087
Escambia County Health Facilities			5.75%, 11/15/2037	1,500	1,482
Authority AMBAC			6.00%, 5/15/2025	500	463
5.95%, 7/1/2020	70	72	6.00%, 3/1/2038	1,000	1,081
Florida Housing Finance Corporation AMBAC			6.25%, 11/15/2035	1,000	1,055
FHA 542 (C)			6.50%, 11/1/2038	1,000	1,114
6.50%, 7/1/2036	900	900	7.00%, 2/15/2018	685	826
Hillsborough County Port District NATL-RE			7.25%, 11/1/2038	1,000	1,128
5.38%, 6/1/2027	1,000	1,011	Illinois State Toll Highway Authority
Miami-Dade County Educational Facilities			5.25%, 1/1/2030	1,000	1,052
Authority BHAC-CR			Village of Bartlett IL
5.50%, 4/1/2038	1,000	1,051	5.60%, 1/1/2023	300	256
Miami-Dade County School Board ASSURED			Village of Bolingbrook IL
GTY			6.25%, 1/1/2024(f)	500	314
5.25%, 5/1/2028	2,000	2,108	Village of Gilberts IL
Orange County Housing Finance Authority			0.00%, 3/1/2016(b),(c)	500	272
7.00%, 10/1/2025	500	516	Village of Pingree Grove IL
Orlando Utilities Commission			5.25%, 3/1/2015	400	372
6.00%, 10/1/2010	5,000	5,047	6.00%, 3/1/2036	122	104
Seminole Indian Tribe of Florida			Volo Village Special Service Area No 3
5.75%, 10/1/2022(d)	250	243	6.00%, 3/1/2036	250	201
Tolomato Community Development District					$ 26,794
6.55%, 5/1/2027	300	261	Indiana - 2.16%
6.65%, 5/1/2040	300	247	Indiana Finance Authority
Wentworth Estates Community Development			5.38%, 11/1/2032	1,000	1,042
District			Indiana Municipal Power Agency
5.63%, 5/1/2037	155	49	6.00%, 1/1/2039	1,000	1,088
West Villages Improvement District			Indiana Municipal Power Agency NATL-RE
5.50%, 5/1/2037	160	74	6.13%, 1/1/2013	3,265	3,497
		$ 14,580			$ 5,627
Georgia - 0.62%			Iowa - 1.51%
City of Atlanta GA			City of Altoona IA
6.00%, 11/1/2027	1,000	1,091	5.75%, 6/1/2031	1,200	1,239
7.38%, 1/1/2031	500	513	County of Pottawattamie IA
		$ 1,604	5.75%, 5/15/2026	385	363
Hawaii - 0.82%			Iowa Finance Authority
City & County of Honolulu HI			5.75%, 11/15/2024	400	348
6.00%, 1/1/2012	1,270	1,370	Iowa Tobacco Settlement Authority
6.00%, 1/1/2012	730	789	5.50%, 6/1/2042	1,000	714
		$ 2,159	State of Iowa
Idaho - 1.34%			5.00%, 6/1/2027	1,200	1,302
Idaho Health Facilities Authority					$ 3,966
6.65%, 2/15/2021	2,000	2,695	Kansas - 1.78%
Idaho Housing & Finance Association			City of Lenexa KS
5.85%, 7/1/2036	765	802	5.50%, 5/15/2039	1,000	827
		$ 3,497	City of Manhattan KS
Illinois - 10.26%			5.00%, 5/15/2024	500	451
City of Chicago IL			5.00%, 5/15/2036	300	236
7.13%, 3/15/2022	575	579	County of Sedgwick KS/County of Shawnee
7.46%, 2/15/2026	250	250	KS GNMA/FNMA
City of Chicago IL AGC-ICC NATL-RE			5.65%, 6/1/2037	945	997
5.25%, 01/01/2025(a)	2,250	2,379	Kansas Development Finance Authority
City of Chicago IL AGM			5.50%, 11/15/2029	1,000	1,080
5.75%, 01/01/2020(a)	5,230	5,557	Wyandotte County-Kansas City Unified
City of Chicago IL ASSURED GTY			Government BHAC
5.25%, 01/01/2025(a)	2,000	2,200	5.00%, 9/1/2029	1,000	1,070
City of Chicago IL BHAC					$ 4,661
5.50%, 1/1/2038	1,000	1,070	Kentucky - 2.74%
City of United City of Yorkville IL			Kentucky Economic Development Finance
5.75%, 3/1/2028	500	458	Authority
6.00%, 3/1/2036	600	465	5.38%, 8/15/2024	1,000	1,088
Huntley Special Service Area No			5.63%, 8/15/2027	1,000	1,092
10/IL ASSURED GTY			6.50%, 3/1/2045	500	523
5.10%, 3/1/2029	1,000	1,030
See accompanying notes			281

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
MUNICIPAL BONDS (continued)	(000's)	Value (000's)	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
Kentucky (continued)			Michigan (continued)
Kentucky Economic Development Finance			Summit Academy North
Authority ASSURED GTY			5.00%, 11/1/2015	$ 160	$ 153
6.00%, 12/1/2033	$ 1,000	$ 1,097			$ 9,819
Kentucky State Property & Building			Minnesota - 0.73%
Commission ASSURED GTY			City of Minneapolis MN
5.25%, 2/1/2025	1,000	1,112	6.75%, 11/15/2032	500	561
Louisville/Jefferson County Metropolitan			City of Minneapolis MN ASSURED GTY
Government			6.50%, 11/15/2038	1,000	1,125
5.25%, 10/1/2036	665	658	City of North Oaks MN
Paducah Electric Plant Board ASSURED GTY			6.00%, 10/1/2027	100	100
5.25%, 10/1/2035	1,500	1,578	City of Pine City MN
		$ 7,148	6.25%, 5/1/2035	100	91
Louisiana - 0.86%					$ 1,877
Louisiana Public Facilities Authority FANNIE			Missouri - 1.57%
MAE			Cape Girardeau County Industrial Development
0.00%, 12/1/2019(b)	1,500	1,106	Authority
New Orleans Aviation Board ASSURED GTY			5.50%, 6/1/2034	1,000	1,010
6.00%, 1/1/2023	1,000	1,145	5.63%, 6/1/2027	160	160
		$ 2,251	City of Carthage MO
Maryland - 1.78%			5.88%, 4/1/2030	160	139
City of Baltimore MD			6.00%, 4/1/2038	250	207
6.50%, 10/1/2011	2,000	2,006	City of Fenton MO
County of Howard MD			7.00%, 10/1/2021	575	623
5.25%, 4/1/2037	500	380	City of Kansas City MO
County of Prince George's MD			5.25%, 3/1/2018	200	199
5.20%, 7/1/2034	100	90	5.40%, 6/1/2024	120	104
Maryland Community Development			City of Maryland Heights MO
Administration			5.50%, 9/1/2018	230	220
5.05%, 9/1/2032	1,000	1,022	Missouri State Health & Educational Facilities
Maryland Economic Development Corp			Authority
5.38%, 6/1/2025	390	399	0.23%, 7/1/2029	1,000	1,000
5.75%, 6/1/2035	545	560	St Louis County Industrial Development Authority
Maryland Health & Higher Educational Facilities			6.38%, 12/1/2030	500	440
Authority					$ 4,102
5.25%, 1/1/2027	250	209	Nebraska - 1.65%
		$ 4,666	Municipal Energy Agency of Nebraska BHAC
Massachusetts - 2.93%			5.13%, 4/1/2029	1,000	1,080
Massachusetts Bay Transportation Authority			Omaha Public Power District
5.25%, 7/1/2028	2,000	2,351	5.50%, 2/1/2039	1,000	1,090
Massachusetts Development Finance Agency			6.15%, 2/1/2012	1,025	1,080
5.75%, 11/15/2042	500	362	University of Nebraska
5.75%, 12/1/2042	1,000	1,088	5.25%, 7/1/2039	1,000	1,075
6.38%, 7/1/2029(c)	700	647			$ 4,325
Massachusetts Health & Educational Facilities			Nevada - 1.27%
Authority			City of Reno NV
6.00%, 7/1/2031	200	218	5.25%, 6/1/2037	1,260	1,206
6.00%, 7/1/2031	800	815	County of Clark NV
Massachusetts Health & Educational Facilities			5.13%, 7/1/2034	1,000	1,005
Authority GO OF UNIV			State of Nevada
5.00%, 7/1/2038	1,000	1,069	5.00%, 06/01/2022(a)	1,000	1,097
Massachusetts State College Building Authority					$ 3,308
5.50%, 5/1/2039	1,000	1,085	New Hampshire - 1.49%
		$ 7,635	City of Manchester NH AGM
Michigan - 3.76%			5.13%, 1/1/2030	1,000	1,020
City of Detroit MI AGM			New Hampshire Business Finance Authority
5.00%, 7/1/2026	1,000	1,022	7.13%, 7/1/2027(f)	750	788
7.00%, 7/1/2027	1,500	1,754	New Hampshire Health & Education Facilities
Eastern Michigan University			Authority AGM
0.29%, 3/1/2049	800	800	5.50%, 8/1/2027	2,000	2,086
Kent Hospital Finance Authority					$ 3,894
5.50%, 1/15/2047	500	559	New Jersey - 2.39%
Michigan Strategic Fund			New Jersey Economic Development Authority
5.45%, 9/1/2029	2,000	2,008	5.00%, 9/1/2034	1,000	1,045
Michigan Strategic Fund XLCA			5.13%, 7/1/2025	160	139
5.45%, 12/15/2032	1,000	961	5.75%, 4/1/2031	1,000	989
Michigan Tobacco Settlement Finance Authority			5.75%, 6/1/2031	550	559
6.00%, 6/1/2048	3,550	2,562

See accompanying notes			282

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
MUNICIPAL BONDS (continued)	(000's)	Value (000's)	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
New Jersey (continued)			Oregon - 1.00%
New Jersey Health Care Facilities Financing			Oregon State Department of Administrative
Authority			Services
5.75%, 7/1/2037	$ 1,750	$ 1,754	5.25%, 4/1/2026	$ 1,500	$ 1,698
New Jersey Housing & Mortgage Finance Agency			Oregon State Housing & Community Services
6.38%, 10/1/2028	960	1,066	Department/OR
Tobacco Settlement Financing Corp/NJ			5.65%, 7/1/2028	395	404
4.75%, 6/1/2034	1,000	705	Warm Springs Reservation Confederated Tribe
		$ 6,257	6.38%, 11/1/2033	500	515
New Mexico - 0.58%					$ 2,617
New Mexico Hospital Equipment Loan Council			Pennsylvania - 1.98%
5.00%, 8/1/2039	1,500	1,512	Allegheny County Hospital Development Authority
			5.00%, 11/15/2028	250	197
New York - 4.96%			Franklin County Industrial Development
Brooklyn Arena Local Development Corp			Authority/PA
6.25%, 7/15/2040	480	491	5.38%, 7/1/2042	500	499
6.38%, 7/15/2043	200	205	Fulton County Industrial Development Authority
East Rochester Housing Authority			5.90%, 7/1/2040	160	141
5.50%, 8/1/2033	160	138	Pennsylvania Economic Development Financing
Metropolitan Transportation Authority			Authority
5.25%, 11/15/2030	1,500	1,613	5.00%, 12/1/2042	750	793
New York City Industrial Development Agency			Pennsylvania Turnpike Commission
6.25%, 3/1/2015	1,000	1,000	0.00%, 12/1/2028(f)	800	600
New York City Industrial Development			0.00%, 12/1/2034(f)	500	373
Agency ASSURED GTY			Pennsylvania Turnpike Commission ASSURED
6.13%, 1/1/2029	1,000	1,116	GTY
New York City Transitional Finance Authority ST			5.00%, 6/1/2039	1,500	1,544
AID WITHHLDG			Philadelphia Redevelopment Authority NATL-RE
5.25%, 1/15/2039	2,000	2,139	FGIC
New York State Dormitory Authority ASSURED			5.50%, 4/15/2017	1,000	1,050
GTY ST AID WITHHLDG					$ 5,197
5.00%, 10/1/2023	2,000	2,218	Puerto Rico - 1.50%
New York State Thruway Authority			Puerto Rico Sales Tax Financing Corp
5.00%, 03/15/2026(a)	1,480	1,637	5.00%, 8/1/2039	1,000	1,048
Port Authority of New York & New Jersey GO OF			5.25%, 8/1/2041	1,350	1,353
AUTH			5.38%, 8/1/2039	700	709
5.00%, 10/01/2035(a)	2,250	2,367	5.50%, 8/1/2042	800	815
		$ 12,924			$ 3,925
North Dakota - 0.19%			South Carolina - 1.15%
County of McLean N D			South Carolina Educational Facilities Authority
5.15%, 7/1/2040	500	505	0.25%, 10/1/2039	700	700
			South Carolina Jobs-Economic Development
Ohio - 3.22%			Authority AMBAC
Buckeye Tobacco Settlement Financing Authority			5.20%, 11/1/2027	1,000	1,047
5.13%, 6/1/2024	1,000	835	South Carolina Jobs-Economic Development
5.38%, 6/1/2024	1,735	1,488	Authority ASSURED GTY
5.75%, 6/1/2034	500	373	5.38%, 2/1/2029	1,000	1,060
County of Adams OH			Tobacco Settlement Revenue Management
6.25%, 9/1/2020(c)	1,000	836	Authority
County of Montgomery OH			5.00%, 6/1/2018	195	195
6.25%, 11/15/2033	1,310	1,384			$ 3,002
Ohio Air Quality Development Authority			Tennessee - 1.30%
5.63%, 6/1/2018	1,000	1,102	Chattanooga Health Educational & Housing
Ohio Higher Educational Facility Commission			Facility Board
6.75%, 1/15/2039	1,000	1,068	5.50%, 10/1/2020	480	467
Ohio Housing Finance			Johnson City Health & Educational Facilities
Agency GNMA/FNMA/FHLMC			Board
5.40%, 3/1/2033	280	289	7.50%, 7/1/2033	1,000	1,132
Ohio Housing Finance			Shelby County Health Educational & Housing
Agency GNMA/FNMA/FHLMC COLL			Facilities Board
5.20%, 9/1/2029	1,000	1,039	5.63%, 9/1/2026	500	485
		$ 8,414	Tennessee Housing Development Agency GO OF
Oklahoma - 0.04%			AGY
Oklahoma Housing Finance Agency GNMA			4.85%, 1/1/2032	945	940
COLL			5.70%, 7/1/2031	355	355
8.00%, 8/1/2018	90	93			$ 3,379

See accompanying notes			283

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
MUNICIPAL BONDS (continued)	(000's)	Value (000's)	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
Texas - 7.19%			Washington - 3.01%
Capital Area Cultural Education Facilities Finance			FYI Properties
Corp			5.50%, 6/1/2039	$ 1,000	$ 1,058
6.13%, 4/1/2045	$ 1,000	$ 1,008	State of Washington
City of Houston TX FSA			6.40%, 6/1/2017	3,000	3,609
5.75%, 3/1/2015	85	85	Washington Health Care Facilities Authority
County of Harris TX			7.38%, 3/1/2038	1,000	1,115
5.00%, 08/15/2032(a)	1,500	1,578	Washington Health Care Facilities Authority AGM
Dallas County Flood Control District No 1			5.50%, 8/15/2038	1,000	1,038
6.75%, 4/1/2016	205	219	Washington Higher Education Facilities Authority
Dallas-Fort Worth International Airport Facilities			5.63%, 10/1/2040	1,000	1,008
Improvement Corp BHAC-CR FGIC					$ 7,828
5.50%, 11/1/2031	1,500	1,509	West Virginia - 1.53%
Dallas-Fort Worth International Airport Facilities			County of Harrison WV NATL-RE-IBC
Improvement Corp NATL-RE			6.88%, 4/15/2022	2,500	2,502
6.00%, 11/1/2023	500	502	County of Ohio WV
El Paso County Hospital District ASSURED GTY			5.85%, 6/1/2034	250	229
5.00%, 8/15/2037	1,000	1,036	West Virginia Hospital Finance Authority
Harris County Industrial Development Corp			5.50%, 6/1/2034	1,250	1,258
5.00%, 2/1/2023	400	414			$ 3,989
McLennan County Public Facility Corp			Wisconsin - 3.77%
6.63%, 6/1/2035	1,000	1,093	City of Superior WI GO OF CORP
Metro Health Facilities Development Corp			5.38%, 11/1/2021	750	775
7.20%, 1/1/2021	1,100	1,129	County of Milwaukee WI AGM
North Texas Health Facilities Development			5.25%, 12/1/2025	4,000	4,095
Corp AGM			State of Wisconsin ST APPROP
5.00%, 9/1/2024	1,000	1,031	5.38%, 5/1/2025	1,000	1,116
5.00%, 9/1/2032	1,000	1,003	Wisconsin Health & Educational Facilities
North Texas Tollway Authority			Authority
5.63%, 1/1/2033	1,000	1,045	5.00%, 10/1/2033	1,000	1,002
5.75%, 1/1/2033	1,000	1,055	5.65%, 6/1/2026	485	427
Sea Breeze Public Facility Corp			6.00%, 8/15/2019	600	607
6.50%, 1/1/2046	100	84	6.38%, 2/15/2029	500	545
Spring Independent School District PSF-GTD			6.63%, 2/15/2039	720	783
5.00%, 8/15/2034	1,000	1,061	Wisconsin Housing & Economic Development
Tarrant County Cultural Education Facilities			Authority GO OF AUTH
Finance Corp			4.75%, 9/1/2033	500	488
6.13%, 11/15/2029	1,000	1,013			$ 9,838
Tarrant County Cultural Education Facilities			TOTAL MUNICIPAL BONDS		$ 275,942
Finance Corp ASSURED GTY			Total Investments		$ 275,942
6.25%, 7/1/2028	1,000	1,096	Liability for Floating Rate Notes Issued in Conjunction with
Texas A&M University			Securities Held - (7.38)%
5.00%, 5/15/2027	1,000	1,104	Notes with interest rates ranging from 0.27% to $	(19,264)	$ (19,264)
Texas Private Activity Bond Surface			0.35% at July 31, 2010 and contractual maturity of
Transportation Corp			collateral from 2011-2039.(g)
6.88%, 12/31/2039	550	571	Total Net Investments		$ 256,678
Texas State Transportation Commission			Other Assets in Excess of Liabilities, Net - 1.68%		$ 4,389
5.00%, 4/1/2020	1,000	1,120	TOTAL NET ASSETS - 100.00%		$ 261,067
		$ 18,756
Utah - 1.92%
Utah Housing Corp			(a)	Security or portion of underlying security related to Inverse Floaters
5.25%, 01/01/2039(a)	3,935	4,030	entered into by the Fund. See notes.
5.75%, 7/1/2036	965	1,001	(b) Non-Income Producing Security
		$ 5,031	(c) Security is Illiquid
Virgin Islands - 0.25%			(d)	Security exempt from registration under Rule 144A of the Securities Act of
Virgin Islands Public Finance Authority			1933. These securities may be resold in transactions exempt from
5.00%, 10/1/2025	650	659	registration, normally to qualified institutional buyers. Unless otherwise
			indicated, these securities are not considered illiquid. At the end of the
Virginia - 0.73%			period, the value of these securities totaled $716 or 0.27% of net assets.
Lexington Industrial Development Authority			(e) Security purchased on a when-issued basis.
5.38%, 1/1/2028	750	655	(f)	Variable Rate. Rate shown is in effect at July 31, 2010.
Washington County Industrial Development			(g)	Floating rate securities. The interest rate(s) shown reflect the rates in
Authority/VA			effect at July 31, 2010
7.50%, 7/1/2029	750	859
White Oak Village Shops Community
Development Authority
5.30%, 3/1/2017	400	402
		$ 1,916

See accompanying notes			284

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2010 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 16,103
Unrealized Depreciation	(5,413)
Net Unrealized Appreciation (Depreciation)	$ 10,690
Cost for federal income tax purposes	$ 245,978
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector	Percent
Revenue	56.20%
Insured	33.46%
Prerefunded	7.30%
General Obligation	5.44%
Revenue - Special Tax	1.64%
Tax Allocation	1.31%
Certificate Participation	0.32%
Special Obligation Bonds	0.03%
Liability for floating rate notes issued	(7.38)%
Other Assets in Excess of Liabilities, Net	1.68%
TOTAL NET ASSETS	100.00%

See accompanying notes	285

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, and Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”) along with SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

Bond & Mortgage Securities Fund, California Municipal Fund, Core Plus Bond Fund I, Disciplined LargeCap Blend Fund, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, International Growth Fund, International Value Fund I, LargeCap Blend Fund II, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund I, LargeCap Value Fund III, MidCap Blend Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, MidCap Value Fund III, Money Market Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap Growth Fund I, SmallCap Growth Fund II, SmallCap S&P 600 Index Fund, SmallCap Value Fund, SmallCap Value Fund I, SmallCap Value Fund II, and Tax-Exempt Bond Fund (known as the "Funds") (with the exception of Money Market Fund, Principal LifeTime Funds, and the SAM Portfolios) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are ordinarily not reflected in the Funds’ net asset values. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Fund values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs. Frequently, fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The end of the period timing recognition is being adopted for the significant transfers between levels of each Fund’s assets and liabilities. As of July 31, 2010, there were no significant transfers between Level 1 and Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Funds' securities carried at value (amounts shown in thousands):

Level 2 - Other
	Level 1 - Quoted	Significant	Level 3 - Significant
Fund	Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Bond & Mortgage Securities Fund
Bonds	$ —	$ 1,156,446	$ 31,518	$ 1,187,964
Common Stocks
Technology	—	—	69	69
Convertible Bonds	—	3,706	—	3,706
Municipal Bonds	—	7,216	—	7,216
Repurchase Agreements	—	91,573	—	91,573
Senior Floating Rate Interests	—	24,988	—	24,988
U.S. Government & Government Agency Obligations	—	929,290	—	929,290
Total investments in securities	$ —	$ 2,213,219	$ 31,587	$ 2,244,806
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ 4	$ —	$ 4
Liabilities
Credit Contracts**
Credit Default Swaps	$ —	$ (3,540)	$ —	$ (3,540)
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ (177)	$ —	$ (177)
Interest Rate Contracts**
Interest Rate Swaps	$ —	$ (173)	$ —	$ (173)

California Municipal Fund
Municipal Bonds	$ —	$ 296,123	$ 4,224	$ 300,347
Total investments in securities	$ —	$ 296,123	$ 4,224	$ 300,347

Core Plus Bond Fund I
Bonds	$ —	$ 1,121,421	$ 54,694	$ 1,176,115
Convertible Bonds	—	13,156	—	13,156
Convertible Preferred Stocks
Financial	—	5,655	—	5,655
Municipal Bonds	—	73,738	—	73,738
Repurchase Agreements	—	145,400	—	145,400
Senior Floating Rate Interests	—	2,272	—	2,272
U.S. Government & Government Agency Obligations	—	1,688,735	—	1,688,735
Total investments in securities	$ —	$ 3,050,377	$ 54,694	$ 3,105,071
Assets
Credit Contracts**
Credit Default Swaps	$ —	$ 273	$ 165	$ 438
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ 3,829	$ —	$ 3,829
Interest Rate Contracts**
Futures	$ 18,200	$ —	$ —	$ 18,200
Interest Rate Swaps	$ —	$ 888	$ 4,715	$ 5,603
Interest Rate Swaptions	$ —	$ 952	$ —	$ 952
Written Options	$ —	$ 222	$ —	$ 222
Liabilities
Credit Contracts**
Credit Default Swaps	$ —	$ (12)	$ (80)	$ (92)
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ (5,271)	$ —	$ (5,271)
Interest Rate Contracts**
Inflation Floors	$ —	$ —	$ (78)	$ (78)
Interest Rate Swaps	$ —	$ (205)	$ —	$ (205)
Interest Rate Swaptions	$ —	$ (8,328)	$ —	$ (8,328)
Written Options	$ —	$ (449)	$ —	$ (449)
Short Sales**	$ —	$ (170)	$ —	$ (170)

		Level 2 - Other
	Level 1 - Quoted	Significant	Level 3 - Significant
Fund	Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Disciplined LargeCap Blend Fund
Common Stocks*	$ 795,493	$ —	$ —	$ 795,493
Repurchase Agreements	—	3,125	—	3,125
Total investments in securities	$ 795,493	$ 3,125	$ —	$ 798,618
Assets
Equity Contracts**
Futures	$ 71	$ —	$ —	$ 71

Diversified International Fund
Common Stocks
Basic Materials	$ 11,325	$ 143,742	$ —	$ 155,067
Communications	9,849	143,323	—	153,172
Consumer, Cyclical	—	201,112	—	201,112
Consumer, Non-cyclical	15,263	233,975	—	249,238
Diversified	—	26,535	—	26,535
Energy	15,390	123,384	—	138,774
Financial	2,301	393,884	3,339	399,524
Industrial	341	171,771	—	172,112
Technology	2,643	59,202	—	61,845
Utilities	725	39,836	—	40,561
Preferred Stocks
Basic Materials	—	9,480	—	9,480
Communications	—	5,963	—	5,963
Consumer, Cyclical	—	224	—	224
Consumer, Non-cyclical	—	9,033	—	9,033
Diversified	—	2,058	—	2,058
Financial	—	8,467	—	8,467
Utilities	—	1,163	—	1,163
Repurchase Agreements	—	5,509	—	5,509
Total investments in securities	$ 57,837	$ 1,578,661	$ 3,339	$ 1,639,837

Equity Income Fund
Bonds	$ —	$ 3,927	$ —	$ 3,927
Common Stocks
Basic Materials	44,432	—	—	44,432
Communications	155,673	—	—	155,673
Consumer, Cyclical	251,941	—	—	251,941
Consumer, Non-cyclical	406,981	—	—	406,981
Energy	274,849	—	—	274,849
Financial	521,775	11,854	—	533,629
Industrial	252,915	—	—	252,915
Technology	151,550	—	—	151,550
Utilities	170,365	—	—	170,365
Preferred Stocks
Financial	—	20,395	—	20,395
Repurchase Agreements	—	27,917	—	27,917
U.S. Government & Government Agency Obligations	—	196	—	196
Total investments in securities	$ 2,230,481	$ 64,289	$ —	$ 2,294,770

Global Diversified Income Fund
Bonds	$ —	$ 370,530	$ 7,242	$ 377,772
Common Stocks
Basic Materials	806	2,360	—	3,166
Communications	2,332	3,283	—	5,615
Consumer, Cyclical	5,360	3,160	—	8,520
Consumer, Non-cyclical	8,307	2,021	—	10,328
Energy	75,457	3,623	—	79,080
Exchange Traded Funds	3,678	—	—	3,678
Financial	44,977	50,182	—	95,159
Industrial	2,393	3,357	—	5,750
Technology	879	—	—	879
Utilities	3,088	854	—	3,942
Convertible Bonds	—	81	—	81
Preferred Stocks
Communications	—	4,132	—	4,132
Energy	—	72	—	72
Financial	—	60,166	1,334	61,500
Utilities	—	1,702	—	1,702
Repurchase Agreements	—	10,754	—	10,754
Senior Floating Rate Interests	—	21,286	—	21,286
Total investments in securities	$ 147,277	$ 537,563	$ 8,576	$ 693,416

		Level 2 - Other
	Level 1 - Quoted	Significant	Level 3 - Significant
Fund	Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Global Real Estate Securities Fund
Common Stocks
Consumer, Cyclical	$ 96	$ —	$ —	$ 96
Consumer, Non-cyclical	72	—	—	72
Diversified	—	213	—	213
Financial	4,886	6,989	—	11,875
Total investments in securities	$ 5,054	$ 7,202	$ —	$ 12,256
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ 18	$ —	$ 18
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ (23)	$ —	$ (23)

Government & High Quality Bond Fund
Bonds	$ —	$ 463,178	$ 10,707	$ 473,885
Repurchase Agreements	—	35,376	—	35,376
U.S. Government & Government Agency Obligations	—	1,123,467	—	1,123,467
Total investments in securities	$ —	$ 1,622,021	$ 10,707	$ 1,632,728

High Yield Fund
Bonds	$ —	$ 2,462,275	$ 68,005	$ 2,530,280
Common Stocks
Consumer, Cyclical	—	26,696	941	27,637
Consumer, Non-cyclical	5	—	—	5
Energy	—	—	—	—
Financial	—	—	—	—
Industrial	9,384	—	—	9,384
Technology	—	—	764	764
Convertible Bonds	—	88,948	—	88,948
Convertible Preferred Stocks
Financial	—	2,765	—	2,765
Preferred Stocks
Government	—	500	—	500
Repurchase Agreements	—	150,078	—	150,078
Senior Floating Rate Interests	—	324,500	—	324,500
Total investments in securities	$ 9,389	$ 3,055,762	$ 69,710	$ 3,134,861

High Yield Fund I
Bonds	$ —	$ 1,043,907	$ 13,948	$ 1,057,855
Common Stocks
Basic Materials	7,772	—	—	7,772
Communications	940	—	—	940
Consumer, Cyclical	—	—	108	108
Consumer, Non-cyclical	1,075	—	22	1,097
Industrial	2,521	—	—	2,521
Technology	347	—	2,069	2,416
Convertible Preferred Stocks
Consumer, Cyclical	—	1,339	—	1,339
Preferred Stocks
Consumer, Cyclical	—	551	—	551
Consumer, Non-cyclical	—	—	58	58
Financial	—	599	4,234	4,833
Repurchase Agreements	—	32,521	—	32,521
Senior Floating Rate Interests	—	73,307	—	73,307
Total investments in securities	$ 12,655	$ 1,152,224	$ 20,439	$ 1,185,318

Income Fund
Bonds	$ —	$ 872,013	$ 13,996	$ 886,009
Common Stocks
Energy	—	—	—	—
Financial	—	—	—	—
Convertible Bonds	—	16,674	—	16,674
Repurchase Agreements	—	32,910	—	32,910
Senior Floating Rate Interests	—	10,092	—	10,092
U.S. Government & Government Agency Obligations	—	282,190	—	282,190
Total investments in securities	$ —	$ 1,213,879	$ 13,996	$ 1,227,875

		Level 2 - Other
	Level 1 - Quoted	Significant	Level 3 - Significant
Fund	Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Inflation Protection Fund
Bonds	$ —	$ 18,395	$ 7,024	$ 25,419
U.S. Government & Government Agency Obligations	—	508,473	—	508,473
Total investments in securities	$ —	$ 526,868	$ 7,024	$ 533,892
Assets
Interest Rate Contracts**
Futures	$ 119	$ —	$ —	$ 119
Liabilities
Interest Rate Contracts**
Futures	$ (244)	$ —	$ —	$ (244)

International Emerging Markets Fund
Common Stocks
Basic Materials	$ 54,894	$ 89,760	$ —	$ 144,654
Communications	40,175	100,969	—	141,144
Consumer, Cyclical	—	165,145	—	165,145
Consumer, Non-cyclical	37,322	52,751	—	90,073
Diversified	—	39,521	—	39,521
Energy	82,670	94,766	—	177,436
Financial	12,355	238,780	12,829	263,964
Industrial	—	81,496	—	81,496
Technology	13,419	116,952	—	130,371
Utilities	6,708	20,791	—	27,499
Preferred Stocks
Basic Materials	—	49,011	—	49,011
Diversified	—	10,465	—	10,465
Financial	—	46,184	—	46,184
Utilities	—	3,695	—	3,695
Repurchase Agreements	—	13,977	—	13,977
Total investments in securities	$ 247,543	$ 1,124,263	$ 12,829	$ 1,384,635

International Fund I
Common Stocks
Basic Materials	$ —	$ 124,795	$ —	$ 124,795
Communications	7,443	74,831	—	82,274
Consumer, Cyclical	8,857	145,842	—	154,699
Consumer, Non-cyclical	12,646	218,970	—	231,616
Diversified	—	37,635	—	37,635
Energy	—	110,287	94	110,381
Financial	15,663	274,626	10,799	301,088
Industrial	—	104,592	—	104,592
Technology	—	45,012	—	45,012
Utilities	—	40,321	—	40,321
Preferred Stocks
Consumer, Cyclical	—	72	—	72
Consumer, Non-cyclical	—	258	—	258
Repurchase Agreements	—	15,776	—	15,776
Total investments in securities	$ 44,609	$ 1,193,017	$ 10,893	$ 1,248,519
Assets
Equity Contracts**
Futures	$ 990	$ —	$ —	$ 990

International Growth Fund
Common Stocks
Basic Materials	$ —	$ 176,188	$ —	$ 176,188
Communications	—	79,153	—	79,153
Consumer, Cyclical	—	173,394	—	173,394
Consumer, Non-cyclical	73	312,279	—	312,352
Energy	—	83,969	—	83,969
Financial	19	194,892	—	194,911
Industrial	—	159,164	—	159,164
Technology	—	39,196	—	39,196
Utilities	—	22,087	—	22,087
Preferred Stocks
Communications	—	5,373	—	5,373
Consumer, Non-cyclical	—	4,356	—	4,356
Repurchase Agreements	—	45,940	—	45,940
Total investments in securities	$ 92	$ 1,295,991	$ —	$ 1,296,083

		Level 2 - Other
	Level 1 - Quoted	Significant	Level 3 - Significant
Fund	Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)
International Value Fund I
Common Stocks
Basic Materials	$ —	$ 99,330	$ —	$ 99,330
Communications	—	94,198	—	94,198
Consumer, Cyclical	—	102,562	—	102,562
Consumer, Non-cyclical	—	97,673	—	97,673
Diversified	—	3,768	—	3,768
Energy	—	67,372	—	67,372
Financial	3	274,544	1	274,548
Industrial	—	177,594	—	177,594
Technology	—	15,617	—	15,617
Utilities	—	52,889	—	52,889
Repurchase Agreements	—	24,988	—	24,988
Total investments in securities	$ 3	$ 1,010,535	$ 1	$ 1,010,539
Assets
Equity Contracts**
Futures	$ 1,591	$ —	$ —	$ 1,591

LargeCap Blend Fund II
Common Stocks*	$ 705,359	$ —	$ —	$ 705,359
Repurchase Agreements	—	1,486	—	1,486
Total investments in securities	$ 705,359	$ 1,486	$ —	$ 706,845
Assets
Equity Contracts**
Futures	$ 84	$ —	$ —	$ 84

LargeCap Growth Fund
Common Stocks*	$ 2,043,643	$ —	$ —	$ 2,043,643
Repurchase Agreements	—	95,957	—	95,957
Total investments in securities	$ 2,043,643	$ 95,957	$ —	$ 2,139,600

LargeCap Growth Fund I
Common Stocks*	$ 2,493,968	$ —	$ —	$ 2,493,968
Repurchase Agreements	—	51,672	—	51,672
Total investments in securities	$ 2,493,968	$ 51,672	$ —	$ 2,545,640
Assets
Equity Contracts**
Futures	$ 2,163	$ —	$ —	$ 2,163

LargeCap Growth Fund II
Common Stocks*	$ 1,257,626	$ —	$ —	$ 1,257,626
Repurchase Agreements	—	18,849	—	18,849
Total investments in securities	$ 1,257,626	$ 18,849	$ —	$ 1,276,475
Assets
Equity Contracts**
Futures	$ 863	$ —	$ —	$ 863
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ (6)	$ —	$ (6)

LargeCap S&P 500 Index Fund
Common Stocks*	$ 2,113,944	$ —	$ —	$ 2,113,944
Repurchase Agreements	—	39,839	—	39,839
Total investments in securities	$ 2,113,944	$ 39,839	$ —	$ 2,153,783
Assets
Equity Contracts**
Futures	$ 44	$ —	$ —	$ 44

LargeCap Value Fund
Common Stocks*	$ 1,082,952	$ —	$ —	$ 1,082,952
Repurchase Agreements	—	28,999	—	28,999
Total investments in securities	1,082,952	$ 28,999	$ —	$ 1,111,951
Assets
Equity Contracts**
Futures	$ 447	$ —	$ —	$ 447

		Level 2 - Other
	Level 1 - Quoted	Significant	Level 3 - Significant
Fund	Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)
LargeCap Value Fund I
Common Stocks*	$ 2,288,700	$ —	$ —	$ 2,288,700
Repurchase Agreements	—	53,536	—	53,536
Total investments in securities	$ 2,288,700	$ 53,536	$ —	$ 2,342,236
Assets
Equity Contracts**
Futures	$ 1,398	$ —	$ —	$ 1,398

LargeCap Value Fund III
Common Stocks*	$ 1,645,750	$ —	$ —	$ 1,645,750
Repurchase Agreements	—	51,753	—	51,753
Total investments in securities	$ 1,645,750	$ 51,753	$ —	$ 1,697,503
Assets
Equity Contracts**
Futures	$ 333	$ —	$ —	$ 333

MidCap Blend Fund
Common Stocks
Basic Materials	$ 34,356	$ 21,460	$ —	$ 55,816
Communications	175,327	—	—	175,327
Consumer, Cyclical	138,074	—	—	138,074
Consumer, Non-cyclical	252,507	—	—	252,507
Diversified	16,569	—	—	16,569
Energy	125,741	—	—	125,741
Financial	191,269	—	—	191,269
Industrial	32,204	—	—	32,204
Technology	75,606	—	—	75,606
Utilities	42,282	—	—	42,282
Repurchase Agreements	—	17,087	—	17,087
Total investments in securities	$ 1,083,935	$ 38,547	$ —	$ 1,122,482

MidCap Growth Fund
Common Stocks*	$ 100,258	$ —	$ —	$ 100,258
Repurchase Agreements	—	1,675	—	1,675
Total investments in securities	$ 100,258	$ 1,675	$ —	$ 101,933

MidCap Growth Fund III
Common Stocks*	$ 1,217,371	$ —	$ —	$ 1,217,371
Repurchase Agreements	—	22,299	—	22,299
Total investments in securities	$ 1,217,371	$ 22,299	$ —	$ 1,239,670
Assets
Equity Contracts**
Futures	$ 417	$ —	$ —	$ 417

MidCap S&P 400 Index Fund
Common Stocks*	$ 300,688	$ —	$ —	$ 300,688
Repurchase Agreements	—	5,863	—	5,863
Total investments in securities	$ 300,688	$ 5,863	$ —	$ 306,551
Assets
Equity Contracts**
Futures	$ 122	$ —	$ —	$ 122

MidCap Value Fund I
Common Stocks*	$ 1,310,573	$ —	$ —	$ 1,310,573
Repurchase Agreements	—	38,858	—	38,858
Total investments in securities	$ 1,310,573	$ 38,858	$ —	$ 1,349,431
Assets
Equity Contracts**
Futures	$ 1,093	$ —	$ —	$ 1,093

MidCap Value Fund III
Common Stocks*	$ 88,121	$ —	$ —	$ 88,121
Repurchase Agreements	—	908	—	908
Total investments in securities	$ 88,121	$ 908	$ —	$ 89,029
Assets
Equity Contracts**
Futures	$ 21	$ —	$ —	$ 21

Level 2 - Other
	Level 1 - Quoted	Significant	Level 3 - Significant
Fund	Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Money Market Fund
Bonds	$ —	$ 142,890	$ —	$ 142,890
Certificate of Deposit	—	23,000	—	23,000
Commercial Paper	—	953,725	—	953,725
Common Stocks*	33,710	—	—	33,710
Municipal Bonds	—	115,313	—	115,313
Repurchase Agreements	—	100,350	—	100,350
U.S. Government & Government Agency Obligations	—	17,971	—	17,971
Total investments in securities	$ 33,710	$ 1,353,249	$ —	$ 1,386,959

Principal Capital Appreciation Fund
Common Stocks*	$ 906,806	$ —	$ —	$ 906,806
Repurchase Agreements	—	24,326	—	24,326
Total investments in securities	$ 906,806	$ 24,326	$ —	$ 931,132

Principal LifeTime 2010 Fund
Investment Companies	$ 1,688,884	$ —	$ —	$ 1,688,884
Total investments in securities	$ 1,688,884	$ —	$ —	$ 1,688,884

Principal LifeTime 2015 Fund
Investment Companies	$ 450,380	$ —	$ —	$ 450,380
Total investments in securities	$ 450,380	$ —	$ —	$ 450,380

Principal LifeTime 2020 Fund
Investment Companies	$ 4,465,967	$ —	$ —	$ 4,465,967
Total investments in securities	$ 4,465,967	$ —	$ —	$ 4,465,967

Principal LifeTime 2025 Fund
Investment Companies	$ 497,837	$ —	$ —	$ 497,837
Total investments in securities	$ 497,837	$ —	$ —	$ 497,837

Principal LifeTime 2030 Fund
Investment Companies	$ 3,974,301	$ —	$ —	$ 3,974,301
Total investments in securities	$ 3,974,301	$ —	$ —	$ 3,974,301

Principal LifeTime 2035 Fund
Investment Companies	$ 315,624	$ —	$ —	$ 315,624
Total investments in securities	$ 315,624	$ —	$ —	$ 315,624

Principal LifeTime 2040 Fund
Investment Companies	$ 2,306,699	$ —	$ —	$ 2,306,699
Total investments in securities	$ 2,306,699	$ —	$ —	$ 2,306,699

Principal LifeTime 2045 Fund
Investment Companies	$ 135,907	$ —	$ —	$ 135,907
Total investments in securities	$ 135,907	$ —	$ —	$ 135,907

Principal LifeTime 2050 Fund
Investment Companies	$ 964,337	$ —	$ —	$ 964,337
Total investments in securities	$ 964,337	$ —	$ —	$ 964,337

Principal LifeTime 2055 Fund
Investment Companies	$ 18,781	$ —	$ —	$ 18,781
Total investments in securities	$ 18,781	$ —	$ —	$ 18,781

Principal LifeTime Strategic Income Fund
Investment Companies	$ 616,839	$ —	$ —	$ 616,839
Total investments in securities	$ 616,839	$ —	$ —	$ 616,839

Real Estate Securities Fund
Common Stocks
Consumer, Cyclical	$ 29,826	$ —	$ —	$ 29,826
Consumer, Non-cyclical	7,194	—	—	7,194
Financial	1,704,135	—	—	1,704,135
Preferred Stocks
Financial	—	7,749	—	7,749
Repurchase Agreements	—	6,788	—	6,788
Total investments in securities	$ 1,741,155	$ 14,537	$ —	$ 1,755,692

SAM Balanced Portfolio
Investment Companies	$ 3,073,427	$ —	$ —	$ 3,073,427
Total investments in securities	$ 3,073,427	$ —	$ —	$ 3,073,427

SAM Conservative Balanced Portfolio
Investment Companies	$ 769,892	$ —	$ —	$ 769,892
Total investments in securities	$ 769,892	$ —	$ —	$ 769,892

Level 2 - Other
	Level 1 - Quoted	Significant	Level 3 - Significant
Fund	Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)
SAM Conservative Growth Portfolio
Investment Companies	$ 2,207,138	$ —	$ —	$ 2,207,138
Total investments in securities	$ 2,207,138	$ —	$ —	$ 2,207,138

SAM Flexible Income Portfolio
Investment Companies	$ 892,849	$ —	$ —	$ 892,849
Total investments in securities	$ 892,849	$ —	$ —	$ 892,849

SAM Strategic Growth Portfolio
Investment Companies	$ 1,389,249	$ —	$ —	$ 1,389,249
Total investments in securities	$ 1,389,249	$ —	$ —	$ 1,389,249

Short-Term Income Fund
Bonds	$ —	$ 831,386	$ 114	$ 831,500
U.S. Government & Government Agency Obligations	—	46,574	—	46,574
Total investments in securities	$ —	$ 877,960	$ 114	$ 878,074
Liabilities
Interest Rate Contracts**
Futures	$ (1,020)	$ —	$ —	$ (1,020)

SmallCap Blend Fund
Common Stocks*	$ 189,924	$ —	$ —	$ 189,924
Repurchase Agreements	—	8,518	—	8,518
Total investments in securities	$ 189,924	$ 8,518	$ —	$ 198,442
Assets
Equity Contracts**
Futures	$ 116	$ —	$ —	$ 116

SmallCap Growth Fund
Common Stocks*	$ 223,051	$ —	$ —	$ 223,051
Repurchase Agreements	—	11,003	—	11,003
Total investments in securities	$ 223,051	$ 11,003	$ —	$ 234,054
Assets
Equity Contracts**
Futures	$ 103	$ —	$ —	$ 103

SmallCap Growth Fund I
Common Stocks*	$ 601,303	$ —	$ —	$ 601,303
Repurchase Agreements	—	34,239	—	34,239
Total investments in securities	$ 601,303	$ 34,239	$ —	$ 635,542
Assets
Equity Contracts**
Futures	$ 395	$ —	$ —	$ 395

SmallCap Growth Fund II
Common Stocks*	$ 287,334	$ —	$ —	$ 287,334
Repurchase Agreements	—	3,808	—	3,808
Total investments in securities	$ 287,334	$ 3,808	$ —	$ 291,142
Assets
Equity Contracts**
Futures	$ 279	$ —	$ —	$ 279

SmallCap S&P 600 Index Fund
Common Stocks*	$ 328,072	$ —	$ —	$ 328,072
Repurchase Agreements	—	7,730	—	7,730
Total investments in securities	$ 328,072	$ 7,730	$ —	$ 335,802
Assets
Equity Contracts**
Futures	$ 195	$ —	$ —	$ 195

SmallCap Value Fund
Common Stocks*	$ 289,960	$ —	$ —	$ 289,960
Repurchase Agreements	—	6,712	—	6,712
Total investments in securities	$ 289,960	$ 6,712	$ —	$ 296,672

		Level 2 - Other
	Level 1 - Quoted	Significant	Level 3 - Significant
Fund	Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)
SmallCap Value Fund I
Common Stocks*	$ 128,543	$ —	$ —	$ 128,543
Repurchase Agreements	—	2,740	—	2,740
Total investments in securities	$ 128,543	$ 2,740	$ —	$ 131,283
Assets
Equity Contracts**
Futures	$ 64	$ —	$ —	$ 64

SmallCap Value Fund II
Common Stocks
Basic Materials	$ 32,723	$ —	$ —	$ 32,723
Communications	30,298	—	—	30,298
Consumer, Cyclical	101,061	—	—	101,061
Consumer, Non-cyclical	87,767	—	—	87,767
Diversified	342	—	—	342
Energy	50,028	—	—	50,028
Financial	213,081	—	—	213,081
Industrial	125,878	—	—	125,878
Technology	41,952	—	—	41,952
Utilities	20,969	—	—	20,969
Repurchase Agreements	—	26,049	—	26,049
Total investments in securities	$ 704,099	$ 26,049	$ —	$ 730,148
Liabilities
Equity Contracts**
Futures	$ (473)	$ —	$ —	$ (473)

Tax-Exempt Bond Fund
Municipal Bonds	$ —	273,714	2,228	275,942
Total investments in securities	$ —	$ 273,714	$ 2,228	$ 275,942

	Value	Accrued		Change in	Net		Transfers	Value	Net Change in Unrealized
	October 31,	Discounts/	Realized	Unrealized	Purchases/	Transfers	Out of Level	July	Appreciation/(Depreciation) on
Fund	2009	Premiums	Gain/(Loss)	Gain/(Loss)	Sales	into Level 3*	3*	31, 2010	Investments Held at July 31, 2010
Bond & Mortgage Securities Fund
Bonds	$ 47,021	$ (545)	$ (5,560)	$ 7,623	$ (3,477)	$ 5,007	$ (18,551)	$ 31,518	$ 2,015
Common Stock
Technology	-	-	-	8	61	-	-	69	8
Total	$ 47,021	$ (545)	$ (5,560)	$ 7,631	$ (3,416)	$ 5,007	$ (18,551)	$ 31,587	$ 2,023

California Municipal Bond Fund
Municipal Bonds	$ 4,038	$ -	$ -	$ 286	$ (100)	$ -	$ -	$ 4,224	$ 286
Total	$ 4,038	$ -	$ -	$ 286	$ (100)	$ -	$ -	$ 4,224	$ 286

Core Plus Bond Fund I
Bonds	$ 11,654	$ 118	$ -	$ 1,728	$ 40,275	$ 919	$ -	$ 54,694	$ 1,717
Credit Default Swap	$ -	$ -	$ -	$ 81	$ -	$ 4	$ -	$ 85	$ 85
Interest Rate Floor	$ -	$ -	$ -	$ (78)	$ -	$ -	$ -	$ (78)	$ (78)
Interest Rate Swap	$ -	$ -	$ -	$ 4,715	$ -	$ -	$ -	$ 4,715	$ 4,715
Total	$ 11,654	$ 118	$ -	$ 6,446	$ 40,275	$ 923	$ -	$ 59,416	$ 6,439

Diversified International Fund
Common Stock
Financial	$ -	$ -	$ 15	$ (99)	$ 3,423	$ -	$ -	$ 3,339	$ (99)
Total	$ -	$ -	$ 15	$ (99)	$ 3,423	$ -	$ -	$ 3,339	$ (99)

Global Diversified Income Fund
Bonds	$ 46	$ 1	$ 3	$ 79	$ 6,940	$ 219	$ (46)	$ 7,242	$ 80
Preferred Stock
Financial	-	-	-	13	1,321	-	-	1,334	13
Total	$ 46	$ 1	$ 3	$ 92	$ 8,261	$ 219	$ (46)	$ 8,576	$ 93

Global Real Estate Securities Fund
Common Stock
Financial	$ 31	$ -	$ -	$ (5)	$ (26)	$ -	$ -	$ -	$ -
Total	$ 31	$ -	$ -	$ (5)	$ (26)	$ -	$ -	$ -	$ -

Government & High Quality Bond Fund
Bonds	$ -	$ -	$ -	$ -	$ 10,707	$ -	$ -	$ 10,707	$ -
Total	$ -	$ -	$ -	$ -	$ 10,707	$ -	$ -	$ 10,707	$ -

High Yield Fund
Bonds	$ 136,667	$ 283	$ 86	$ (4,401)	$ (6,273)	$ 5,404	$ (63,761)	$ 68,005	$ (5,158)
Common Stock
Communications	148	-	(1,728)	1,715	(135)	-	-	-	-
Consumer, Cyclical	943	-	-	(2)	-	-	-	941	(2)

Consumer, Non-cyclical	4,612	-	1,566	(1,087)	(5,091)	-	-	-	-
Technology	1,056	-	(1,151)	954	(95)	-	-	764	40
Total	$ 143,426	$ 283	$ (1,227)	$ (2,821)	$ (11,594)	$ 5,404	$ (63,761)	$ 69,710	$ (5,120)

HighYield Fund I
Bonds	$ 11,799	$ 149	$ (1,788)	$ 3,013	$ 2,936	$ 1,020	$ (3,181)	$ 13,948	$ 69
Common Stock
Consumer, Cyclical	-	-	-	4	104	-	-	108	4
Consumer, Non-cyclical	-	-	-	2	20	-	-	22	2
Industrial	336	-	56	(43)	(349)	-	-	-	-
Technology	-	-	-	1,892	177	-	-	2,069	1,894
Preferred Stock
Consumer, Non-cyclical	-	-	-	36	22	-	-	58	36
Financial	-	-	-	445	3,789	-	-	4,234	445
Senior Floating Rate Interests	192	-	(121)	128	(26)	-	(173)	-
Total	$ 12,327	$ 149	$ (1,853)	$ 5,477	$ 6,673	$ 1,020	$ (3,354)	$ 20,439	$ 2,450

Income Fund
Bonds	$ 22,978	$ 2	$ -	$ (8,313)	$ (671)	$ -	$ -	$ 13,996	$ (8,332)
Total	$ 22,978	$ 2	$ -	$ (8,313)	$ (671)	$ -	$ -	$ 13,996	$ (8,332)

Inflation Protection Fund
Bonds	$ 10,158	$ -	$ (4,147)	$ 4,628	$ (3,839)	$ 1,447	$ (1,223)	$ 7,024	$ 709
Total	$ 10,158	$ -	$ (4,147)	$ 4,628	$ (3,839)	$ 1,447	$ (1,223)	$ 7,024	$ 709

International Emerging Markets Fund
Common Stock
Financial	$ -	$ -	$ -	$ (295)	$ 13,124	$ -	$ -	$ 12,829	$ (295)
Total	$ -	$ -	$ -	$ (295)	$ 13,124	$ -	$ -	$ 12,829	$ (295)

International Fund I
Common Stock
Energy	$ -	$ -	$ 4	$ 11	$ (63)	$ 142	$ -	$ 94	$ 10
Financial	-	-	41	(140)	10,898	-	-	10,799	(140)
Industrial	76	-	-	(23)	(53)	-	-	-	-
Total	$ 76	$ -	$ 45	$ (152)	$ 10,782	$ 142	$ -	$ 10,893	$ (130)

International Growth Fund
Common Stock
Utilities	$ 151	$ -	$ -	$ -	$ -	$ -	$ (151)	$ -	$ -
Total	$ 151	$ -	$ -	$ -	$ -	$ -	$ (151)	$ -	$ -

International Value Fund I
Common Stock
Diversified	$ 8	$ -	$ -	$ (3)	$ (5)	$ -	$ -	$ -	$ -
Financial	-	-	-	1	-	-	-	1	-
Total	$ 8	$ -	$ -	$ (3)	$ (5)	$ -	$ -	$ 1	$ -

Short-Term Income Fund
Bonds	$ 86	$ -	$ -	$ 28	$ -	$ -	$ -	$ 114	$ 29
Total	$ 86	$ -	$ -	$ 28	$ -	$ -	$ -	$ 114	$ 29

SmallCap Growth Fund I
Common Stock
Consumer, Non-cyclical	$ 40	$ -	$ 7	$ (7)	$ (98)	$ 58	$ -	$ -	$ -
Energy	1	-	-	1	(2)	-	-	-	-
Total	$ 41	$ -	$ 7	$ (6)	$ (100)	$ 58	$ -	$ -	$ -

SmallCap Growth Fund II
Common Stock
Consumer, Non-cyclical	$ 36	$ -	$ 8	$ (9)	$ (35)	$ -	$ -	$ -	$ -
Energy	1	-	-	1	(2)	-	-	-	-
Total	$ 37	$ -	$ 8	$ (8)	$ (37)	$ -	$ -	$ -	$ -

SmallCap Value Fund II
Common Stock
Consumer, Cyclical	$ 21	$ -	$ -	$ 2	$ (2)	$ -	$ (21)	$ -	$ 2
Consumer, Non-cyclical	-	-	3	-	(3)	-	-	-	-
Financial	-	-	-	(6)	6	-	-	-	(6)
Total	$ 21	$ -	$ 3	$ (4)	$ 1	$ -	$ (21)	$ -	$ (4)

Tax-Exempt Bond Fund
Municipal Bonds	$ 4,210	$ -	$ -	$ 103	$ (100)	$ 1,791	$ (3,776)	$ 2,228	$ 102
Total	$ 4,210	$ -	$ -	$ 103	$ (100)	$ 1,791	$ (3,776)	$ 2,228	$ 102

*Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading has been halted - transfer into Level 3 versus securities where trading resumes - transfer out of Level 3.

2. Securities that have certain restrictions on trading - transfer into Level 3 versus securities where trading restrictions have expired - transfer out of Level 3.

3. Instances where a security is illiquid - transfer into Level 3 versus securities that are no longer illiquid - transfer out of Level 3.

4. Instances in which a security is not priced by pricing services, transferred into Level 3 versus once security is priced by pricing service, transfer out of Level 3.

The Fund's Schedules of Investments as of July 31, 2010 have not been audited.  This report is provided for the general information of the Fund's shareholders.

For more information regarding the Fund and its holdings, please see the Fund's prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Nora M. Everett Nora M. Everett, President and CEO

Date 09/20/2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 09/20/2010

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 09/20/2010